UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22027

                               FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                           Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                               Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end: September 30

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ARABESQUE SYSTEMATIC USA FUND

Annual Investment Adviser’s Report

September 30, 2019

(Unaudited)

Dear Shareholders,

Thank you for reviewing our annual report.

The report covers the period of 12 months, starting from October 1, 2018 until September 30, 2019. Within the report we state the Fund’s performance, including a discussion on which holdings did well and which did not.

•	The Fund has returned -7.52% for the period.

•	Our benchmark, the MSCI USA Index has returned +3.52% in the same period.

•	Fund Net Assets have decreased to $39 million (from $42 million at beginning of the period).

As US equity markets exhibited a correction in the last quarter of 2018, the Fund’s quantitative framework withdrew from equity holdings and increased its cash holdings. This resulted in weaker performance during the recovery in the first 4 months of 2019. The last 5 months of the reported period were characterized by high uncertainty and changing market sentiments.

As of September 30, 2019, the Fund is invested in 51 U.S. equities. In terms of contributions, the top sectors (based on Fact Set industry classification, which may differ from the “Portfolio Holding Summary Table”) were Utilities and Technology Services. The Fund’s largest sector allocations are in the Health Technology sector (14.7% portfolio allocation), the Utilities sector (14.2% portfolio allocation), the Technology Services sector (10.5% portfolio allocation) and the Electronic Technology sector (8.8% portfolio allocation). Stocks in these four sectors represent 48.2% of the Fund’s holdings.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. Performance data current to the most recent month end may be obtained by calling (844) 567-2134.

ARABESQUE SYSTEMATIC USA FUND

Annual Investment Adviser’s Report (Concluded)

September 30, 2019

(Unaudited)

Thank you for your investment in the Fund. We value your ongoing confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dr Hans-Robert Arndt

Co-CIO, Head of Quantitative Research

This letter is intended to assist shareholders in understanding how the Fund performed during the year ended September 30, 2019 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

The above commentary is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and disclosed will be profitable.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The price of equity securities, including preferred stock and depository receipts, fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

2

ARABESQUE SYSTEMATIC USA FUND

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $50,000 (investment minimum) Investment in

Arabesque Systematic USA Fund’s Institutional Class vs. MSCI USA Index (Net Returns)

Average Annual Total Returns for the Period Ended September 30, 2019
	1 Year	Since Inception**
Institutional Class	-7.52%	8.42%
MSCI USA Index (Net Returns)	3.52%	10.98%**

*	The Arabesque Systematic USA Fund (the “Fund”) Institutional Class shares commenced operations on May 3, 2017.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 567-2134. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, are 1.73% and 0.95%, respectively, of the Fund’s average daily net assets for Institutional Class shares. These ratios are stated in the current prospectus dated February 1, 2019 and may differ from the actual expenses incurred by the Fund for the period covered by this report. Arabesque Investment Management Ltd (“Arabesque” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.95% (on an annual basis) with respect to the Fund’s average daily net assets of the Institutional Class shares (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves

3

ARABESQUE SYSTEMATIC USA FUND

Annual Report

Performance Data (Concluded)

September 30, 2019

(Unaudited)

its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation. Total returns would be lower had such fees and/or expenses not been waived or reimbursed.

A 1.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the performance of the MSCI USA Index (Net Returns). The MSCI USA Index (Net Returns) is a widely recognized index, designed to measure the performance of the large and mid-cap segments of the US market. With 624 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US. You cannot invest directly into an index.

Mutual fund investing involves risks, including possible loss of principal.

4

ARABESQUE SYSTEMATIC USA FUND

Fund Expense Disclosure

September 30, 2019

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six month period from April 1, 2019 through September 30, 2019 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

ARABESQUE SYSTEMATIC USA FUND

Fund Expense Disclosure (Concluded)

September 30, 2019

(Unaudited)

	Arabesque Systematic USA Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	April 1, 2019	September 30, 2019	During Period*
Institutional Class
Actual	$1,000.00	$ 999.20	$4.76
Hypothetical (5% return before expenses)	1,000.00	1,020.31	4.81

*

Expenses are equal to an annualized expense ratio for the six-month period ended September 30, 2019 of 0.95% for the Institutional Class of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of (0.08)% for Institutional Class shares.

6

ARABESQUE SYSTEMATIC USA FUND

Portfolio Holdings Summary Table

September 30, 2019

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Consumer, Non-cyclical	27.5%	$10,833,656
Industrial	16.4	6,490,587
Utilities	14.3	5,626,945
Technology	13.2	5,196,318
Financial	8.4	3,325,458
Consumer, Cyclical	8.2	3,233,112
Communications	5.2	2,040,646
Basic Materials	1.8	730,184
Other Assets In Excess of Liabilities	5.0	1,968,912

NET ASSETS	100.0%	$39,445,818

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value

COMMON STOCKS — 95.0%
Basic Materials — 1.8%
Materion Corp.	11,900	$730,184

Communications — 5.2%
CDW Corp.	7,000	862,680
eBay, Inc.	19,000	740,620
FactSet Research Systems, Inc.	1,800	437,346

		2,040,646

Consumer, Cyclical — 8.2%
Copart, Inc.*	10,800	867,564
Darden Restaurants, Inc.	6,700	792,074
Skyline Champion Corp.*	26,000	782,340
Target Corp.	7,400	791,134

		3,233,112

Consumer, Non-cyclical — 27.5%
Automatic Data Processing, Inc.	5,000	807,100
Baxter International, Inc.	10,100	883,447
Chemed Corp.	1,980	826,789
Cintas Corp.	3,400	911,540
Edwards Lifesciences Corp.*	3,700	813,667
Eli Lilly & Co.	7,100	793,993
Estee Lauder Cos, Inc. (The), Class A	4,400	875,380
IDEXX Laboratories, Inc.*	2,900	788,597
Medpace Holdings, Inc.*	10,100	848,804
Merck & Co., Inc.	9,700	816,546
Stryker Corp.	3,900	843,570
WellCare Health Plans, Inc.*	2,950	764,552
Zoetis, Inc.	6,900	859,671

		10,833,656

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financial — 8.4%
CBRE Group, Inc., Class A*	14,600	$773,946
Kemper Corp.	9,100	709,345
McGrath RentCorp.	7,800	542,802
Radian Group, Inc.	23,000	525,320
Visa, Inc., Class A	4,500	774,045

		3,325,458

Industrial — 16.4%
Dover Corp.	8,000	796,480
Exponent, Inc.	6,000	419,400
Federal Signal Corp.	21,100	690,814
Generac Holdings, Inc.*	9,300	728,562
Keysight Technologies, Inc.*	8,200	797,450
MasTec, Inc.*	12,100	785,653
Norfolk Southern Corp.	3,800	682,708
Roper Technologies, Inc.	2,200	784,520
Waste Management, Inc.	7,000	805,000

		6,490,587

Technology — 13.2%
ANSYS, Inc.*	3,900	863,304
Cadence Design Systems, Inc.*	11,000	726,880
Lattice Semiconductor Corp.*	39,900	729,572
Microsoft Corp.	5,800	806,374
Silicon Laboratories, Inc.*	4,000	445,400
Synopsys, Inc.*	6,000	823,500
Texas Instruments, Inc.	6,200	801,288

		5,196,318

Utilities — 14.3%
American States Water Co.	9,200	826,712

The accompanying notes are an integral part of the financial statements.

8

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments (Concluded)

September 30, 2019

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Atmos Energy Corp.	7,600	$865,564
California Water Service Group	7,500	396,975
IDACORP, Inc.	7,800	878,826
MGE Energy, Inc.	2,150	171,720
New Jersey Resources Corp.	16,400	741,608
NextEra Energy, Inc.	3,900	908,660
WEC Energy Group, Inc.	8,800	836,880

		5,626,945

TOTAL COMMON STOCKS (Cost $33,872,657)		37,476,906

TOTAL INVESTMENTS - 95.0% (Cost $33,872,657)		37,476,906
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%		1,968,912

NET ASSETS - 100.0%		$39,445,818

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

9

ARABESQUE SYSTEMATIC USA FUND

Statement of Assets and Liabilities

September 30, 2019

Assets
Investments, at value (Cost $33,872,657)	$37,476,906
Cash	1,853,756
Receivable for investments sold	1,406,419
Receivable for capital shares sold	53,410
Dividends receivable	18,805
Prepaid expenses and other assets	11,601

Total assets	40,820,897

Liabilities
Payable for investments purchased	1,311,219
Payable for audit fees	29,150
Payable for administration and accounting fees	15,084
Payable for transfer agent fees	7,458
Payable for printing fees	5,665
Payable for custodian fees	2,992
Payable for legal fees	2,500
Payable for capital shares redeemed	621
Payable to Investment Adviser	217
Accrued expenses	173

Total liabilities	1,375,079

Net Assets	$39,445,818

Net Assets Consisted of:
Capital stock, $0.01 par value	$33,241
Paid-in capital	37,261,066
Total distributable earnings	2,151,511

Net Assets	$39,445,818

Institutional Class:
Shares outstanding	3,324,124

Net asset value, offering and redemption price per share ($39,445,818 / 3,324,124 shares)	$11.87

The accompanying notes are an integral part of the financial statements.

10

ARABESQUE SYSTEMATIC USA FUND

Statement of Operations

For the Year Ended September 30, 2019

Investment Income
Dividends	$584,917

Total investment income	584,917

Expenses
Advisory fees (Note 2)	307,571
Administration and accounting fees (Note 2)	68,938
Registration and filing fees	43,867
Trustees’ and officers’ fees (Note 2)	38,597
Legal fees	34,094
Transfer agent fees (Note 2)	32,114
Audit fees	29,193
Printing and shareholder reporting fees	17,368
Custodian fees (Note 2)	9,921
Other expenses	8,978

Total expenses before waivers and reimbursements	590,641

Less: waivers and reimbursements (Note 2)	(201,051)

Net expenses after waivers and reimbursements	389,590

Net investment income	195,327

Net realized and unrealized gain/(loss) from investments
Net realized loss from investments	(1,629,689)
Net change in unrealized appreciation/(depreciation) on investments	(2,116,510)

Net realized and unrealized loss on investments	(3,746,199)

Net decrease in net assets resulting from operations	$(3,550,872)

The accompanying notes are an integral part of the financial statements.

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ARABESQUE SYSTEMATIC USA FUND

Statements of Changes in Net Assets

	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Increase/(Decrease) in Net Assets from Operations:
Net investment income/(loss)	$195,327	$(55,234)
Net realized gain/(loss) from investments	(1,629,689)	1,305,701
Net change in unrealized appreciation/(depreciation) on investments	(2,116,510)	4,819,859

Net increase/(decrease) in net assets resulting from operations	(3,550,872)	6,070,326

Less Dividends and Distributions to Shareholders From:
Total distributable earnings*	(985,769)	(3,400)

Net decrease in net assets from dividends and distributions to shareholders	(985,769)	(3,400)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	1,329,116	21,472,882

Total increase/(decrease) in net assets	(3,207,525)	27,539,808

Net assets
Beginning of year	42,653,343	15,113,535

End of year**	$39,445,818	$42,653,343

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and net realized gains were $3,400 and $0, respectively.

**	Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. As of September 30, 2018, net assets included accumulated net investment income of $0.

The accompanying notes are an integral part of the financial statements.

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ARABESQUE SYSTEMATIC USA FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Period May 3, 2017* to September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$13.14	$10.54	$10.00

Net investment income/(loss)(1)	0.06	(0.02)	(0.01)
Net realized and unrealized gain/(loss) on investments	(1.07)	2.62	0.55

Net increase/(decrease) in net assets resulting from operations	(1.01)	2.60	0.54

Dividends and distributions to shareholders from:
Net investment income	— (2)	— (2)	—
Net realized capital gains	(0.26)	—	—

Total dividends and distributions to shareholders	(0.26)	—	—

Net asset value, end of period	$11.87	$13.14	$10.54

Total investment return(3)	(7.52)%	24.69%	5.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,469	$42,653	$15,114
Ratio of expenses to average net assets	0.95%	0.95%	0.95	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.44%	1.73%	3.25	%(4)
Ratio of net investment income/(loss) to average net assets	0.48%	(0.20)%	(0.16	)%(4)
Portfolio turnover rate	307%	190%	82	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

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ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2019

1. Organization and Significant Accounting Policies

The Arabesque Systematic USA Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 3, 2017. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers two separate classes of shares, Investor Class and Institutional Class shares. As of September 30, 2019, Investor Class shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Arabesque Asset Management Ltd (“Arabesque” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market

14

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2019

quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	09/30/19	Price	Inputs	Inputs
Common Stocks*	$37,476,906	$37,476,906	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund

15

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2019

may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended September 30, 2019, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims

16

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2019

that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Regulatory Reporting Updates and Accounting Pronouncements — Effective November 5, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendment requires collapsing the components of distributable earnings on the Statement of Assets and Liabilities and collapsing the distributions paid to shareholders on the Statements of Changes in Net Assets. The Fund has implemented these amendments and there was no significant impact on the financial statements and accompanying notes.

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (the “2018 ASU”) which adds, modifies and removes disclosure requirements related to certain aspects of fair value measurement. The 2018 ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. As of September 30, 2019, the Fund has fully adopted the provisions of the 2018 ASU, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

2. Transactions with Related Parties and Other Service Providers

Arabesque serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.95% (on an annual basis) with respect to the Fund’s average daily net assets of the Institutional Class (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees of the Trust, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation. As of September 30, 2019, the amount of potential recovery was as follows:

17

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2019

Expiration
September 30, 2020	September 30, 2021	September 30, 2022	Total
$70,327	$146,253	$177,367	$393,947

As of September 30, 2019, the Adviser earned advisory fees of $307,571 and waived fees and reimbursed expenses of $177,367.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the year ended September 30, 2019, BNY Mellon accrued administration and accounting fees totaling $68,938 and waived fees totaling $15,210. For the year ended September 30, 2019, BNY Mellon accrued custodian fees totaling $9,921 and waived fees totaling $3,259.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the year ended September 30, 2019, BNY Mellon waived transfer agent fees totaling $5,215.

BNY Mellon and the Transfer Agent have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of September 30, 2019, the amount of potential recovery was $125,414. The ability to recover such amounts previously waived expires on May 3, 2020.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

18

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2019

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund for the year ended September 30, 2019 was $6,779. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

3. Investment in Securities

For the year ended September 30, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$114,369,451	$114,072,656

4. Capital Share Transactions

For the years ended September 30, 2019 and 2018, transactions in capital shares of the Fund (authorized shares unlimited) were as follows:

	For the Year Ended		For the Year Ended
	September 30, 2019		September 30, 2018
	Shares	Amount	Shares	Amount
Institutional Class
Sales	1,206,500	$14,375,436	2,175,693	$25,830,085
Reinvestments	75,042	839,629	261	2,891
Redemptions	(1,202,656)	(13,886,811)	(365,221)	(4,360,736)
Redemption Fees*	—	862	—	642

Net increase	78,886	$1,329,116	1,810,733	$21,472,882

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

19

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2019

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. Net investment income, net realized gains and net assets are not affected by these adjustments. For the year ended September 30, 2019, there were no reclassifications.

For the year ended September 30, 2019, the tax character of distributions paid by the Fund was $766,938 of ordinary income dividends and $218,831 of long-term capital gains distributions. For the year ended September 30, 2018, the tax character of distributions paid by the Fund was $3,400 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Undistributed	Unrealized	Qualified	Total
Carryforward	Ordinary Income	Appreciation	Late-Year Losses	Distributable Earnings
$(105,001)	$176,951	$3,549,618	$(1,470,057)	$2,151,511

As of September 30, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$33,927,288

Gross unrealized appreciation	$4,035,953
Gross unrealized depreciation	(486,335)

Net unrealized appreciation	$3,549,618

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary

20

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements (Concluded)

September 30, 2019

losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2019. As of September 30, 2019, the Fund had long-term capital gain deferrals of $534,570 and short-term capital loss deferrals of $2,004,627.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2019, the Fund had $105,001 of short-term capital loss carryforwards which have an unlimited period of capital loss carryforward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

ARABESQUE SYSTEMATIC USA FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and

Shareholders of Arabesque Systematic USA Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Arabesque Systematic USA Fund (the “Fund”) (one of the series constituting FundVantage Trust (the “Trust”)), including the portfolio of investments, as of September 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period May 3, 2017 (commencement of operations) to September 30, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting FundVantage Trust) at September 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period May 3, 2017 (commencement of operations) to September 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Arabesque investment companies since 2017.

Philadelphia, Pennsylvania

November 27, 2019

22

ARABESQUE SYSTEMATIC USA FUND

Shareholder Tax Information

(Unaudited)

The Fund is required by Subchapter M of the Internal Revenue Code to advise its shareholders of the U.S. federal tax status of distributions received by the Fund’s shareholders in respect of such fiscal year. During the fiscal year ended September 30, 2019, the Fund paid $766,938 of ordinary income dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The Fund designates 25.60% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 26.79%.

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is 5.18%.

The Fund designates 100.00% of ordinary income distributions as qualified short-term gain pursuant to the American Jobs Creation Act of 2004.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2019. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2020.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

23

ARABESQUE SYSTEMATIC USA FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 567-2134 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made on Form N-PORT, with every third month made available to the public by the Commission upon filing.

Board Consideration of Investment Advisory Agreement

At a meeting (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation for an additional one-year period of the advisory agreement between Arabesque Investment Management Ltd (“Arabesque” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Arabesque Systematic USA Fund (the “Fund”).

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Funds, (ii) the size and qualifications of Arabesque’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of Arabesque, (vi) investment performance information, (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) the procedures for allocating investment opportunities between the Fund and other clients, (ix) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on Arabesque’s ability to service the Fund, and (xi) compliance with the Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements.

24

ARABESQUE SYSTEMATIC USA FUND

Other Information

(Unaudited) (Continued)

Nature and Quality of Services. The Trustees considered the services provided by Arabesque to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered the many reports furnished to them during the year at regular Board meetings covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies, and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to pricing procedures as established by the Board. The Trustees considered Arabesque’s personnel and the depth of Arabesque’s personnel who possess the experience to provide investment management services to the Fund. Based on the information provided by Arabesque, the Trustees concluded that (i) the nature, extent and quality of the services provided by Arabesque are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been consistent with industry norms, (iii) the Fund is likely to benefit from the continued provision of those services, (iv) Arabesque has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Fund and its shareholders is likely to continue under the Arabesque Agreement.

Performance. The Trustees considered the investment performance for the Fund and Arabesque. The Trustees reviewed historical performance charts prepared by a third-party, which showed the performance of the Fund as compared to the Lipper Multi-Strategy Funds Index and the Russell 1000 Total Return Index, for the year to date, one year, and since inception periods ended December 31, 2018. The Trustees noted that the Fund had an inception date of May 2, 2017, and that therefore longer term performance information was not available. The Trustees noted that the Institutional Class shares of the Fund outperformed the Lipper Multi-Strategy Funds Index and the Russell 1000 Total Return Index for the year to date, one year, and since inception periods ended December 31, 2018.

Fees and Expenses. The Trustees also considered information regarding Arabesque’s advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from Arabesque’s relationship with the Fund. The Trustees considered the fees that Arabesque charges to certain other clients advised by Arabesque, and evaluated the explanations provided by Arabesque as to differences in fees charged to the Fund and such accounts including that Arabesque did not manage other accounts in a comparable manner as the Fund. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus a universe of funds in the Lipper Multi-Strategy Funds category with $250 million or less in assets (the “Expense Universe”). The Trustees noted that the contractual advisory fee and net total expense ratio of the Fund’s Institutional Class shares were each lower than the median of the contractual advisory fee and net total expense ratio of the Expense Universe. The Trustees concluded that the advisory fee and services provided by Arabesque are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Board Meeting.

25

ARABESQUE SYSTEMATIC USA FUND

Other Information

(Unaudited) (Concluded)

Cost and Profitability. The Trustees considered the costs of the services provided by Arabesque, the compensation and benefits received by Arabesque in providing services to the Fund, and its profitability. The Trustees were provided with the Arabesque’s unaudited balance sheet and statement of operations for the fiscal year ended December 31, 2018. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Arabesque. The Trustees noted that the level of profitability of Arabesque in providing services to the Fund is an appropriate factor to consider, and the Trustees should be satisfied that Arabesque’s profits are sufficient to continue as a healthy concern generally and an investment adviser of the Fund specifically. Based on the information provided, the Trustees concluded that Arabesque’s fees and profits (if any) derived from its relationship with the Trust in light of the Fund’s expenses are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the size of the Fund, the quality of services provided by the adviser, the investment performance of the Fund and the expense limitations agreed to by Arabesque.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of Fund shareholders could be achieved if assets of the Fund increase because fixed expenses will be spread across a larger asset base; however, the Trustees noted that the advisory fee does not include “breakpoint” reductions in the advisory fee rate at specific asset levels, but that shareholders do benefit from the Fund’s contractual Expense Limitation Agreement.

At the Meeting, the Trustees determined to approve the Agreement for an additional one year period. In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Arabesque. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. The Board, including a majority of the Independent Trustees, unanimously approved the Agreement for an additional one year period.

26

ARABESQUE SYSTEMATIC USA FUND

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (844) 567-2134.

27

ARABESQUE SYSTEMATIC USA FUND

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and Officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request by calling (844) 567-2134.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee	Shall serve until death, resignation or removal. Trustee since 2007. Chairman from 2007 until September 30, 2019.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	44

Optimum Fund Trust (registered investment company with 6 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

28

ARABESQUE SYSTEMATIC USA FUND

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	44	Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee since 2016. Chairman since October 1, 2019.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President of Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	44

Brinker Capital Destinations Trust (registered investment company with 10 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

29

ARABESQUE SYSTEMATIC USA FUND

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	44

Lincoln Variable Insurance Products Trust (registered investment company with 97 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	44

Copeland Trust (registered investment company with 3 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

30

ARABESQUE SYSTEMATIC USA FUND

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax — U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

GABRIELLA MERCINCAVAGE Date of Birth: 6/68	Assistant Treasurer	Shall serve until death, resignation or removal. Officer since 2019.	Fund Administration Consultant since January 2019; Fund Accounting and Tax Compliance Accountant to financial services companies from November 2003 to July 2018.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.

President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps, LLC since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

31

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Investment Adviser

Arabesque Asset Management Ltd

43 Grosvenor Street

London W1K 3HL

England

The United Kingdom

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

ARA-0919

ARABESQUE

SYSTEMATIC USA

FUND

of

FundVantage Trust

Institutional Class

ANNUAL

REPORT

September 30, 2019

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the Arabesque Systematic Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Arabesque Systematic Funds or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Arabesque Systematic Funds’ website (https://arabesque.com/), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Arabesque Systematic Funds, call Shareholder Services toll-free at (844) 567-2134 or write to the Arabesque Systematic Funds at:

Arabesque Systematic Funds

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

Your election to receive shareholder reports in paper will apply to all Arabesque Systematic Funds that you hold through the financial intermediary, or directly with Arabesque Systematic Funds.

This report is submitted for the general information of the shareholders of the Arabesque Systematic USA Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Arabesque Systematic USA Fund.

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute Return Fund

Gotham Enhanced Return Fund

Gotham Neutral Fund

Gotham Large Value Fund

Gotham Total Return Fund

ANNUAL REPORT

September 30, 2019

Important Information on Paperless Delivery

Beginning on January 1, 2021, paper copies of the Gotham Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Gotham Funds or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Gotham Funds’ website (www.GothamFunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Gotham Funds, call the Gotham Funds toll-free at 1 (877) 974-6852 or write to the Gotham Funds at Gotham Funds, FundVantage Trust, c/o BNY Mellon Investment Servicing, P.O. Box 9829, Providence, RI 02940-8029. Your election to receive shareholder reports in paper will apply to all Gotham Funds that you hold through the financial intermediary, or directly with the Gotham Funds.

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

ANNUAL REPORT

AS OF SEPTEMBER 30, 2019

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each a “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest direct in an index.

Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham Large Value Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund except Gotham Large Value Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. Gotham Enhanced Return Fund utilizes swap agreements in its investment program. The use of derivatives such as swaps exposes a Fund to additional risks including increased volatility, lack of liquidity and possible losses greater than a Fund’s initial investments. Gotham Total Return Fund will primarily engage in short sales, leverage and swaps through its investments in underlying funds. Certain Funds may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. A Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling (877) 974-6852.

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Annual Investment Adviser’s Report

September 30, 2019

(Unaudited)

Gotham Absolute Return Fund (GARIX)

Gotham Enhanced Return Fund (GENIX)

Gotham Neutral Fund (GONIX)

Gotham Large Value Fund (GVALX)

Gotham Total Return Fund (GTRFX)

Dear Shareholder,

Gotham manages value-oriented mutual funds with varying market cap universes and gross and net exposures. The funds share the same investment philosophy, process and research. Gotham offers actively managed strategies (long/short and long-only) as well as strategies that combine an index component and an actively managed long/short overlay. Gotham’s all-cap funds select long and short stock portfolios from a diverse capitalization universe of U.S. stocks. Our large-cap funds select stocks primarily from the S&P 500.

Our investment process begins with a research effort that seeks to value all of the companies in a fund’s respective investment universe. Our philosophy is simple. Although stock prices react to emotion over the short term, over the long term the market is very good at finding the fair value of stocks. Therefore, we believe that if we are good at valuing businesses (a share of stock represents a percentage ownership stake in a business), the market will agree with us...eventually.

For an individual stock, we believe the waiting period for the market to get it “right” is no more than 2 or 3 years in the vast majority of cases. For a group of stocks, we believe the average waiting period can often be much shorter. In other words, for us, there is a “true north” when it comes to the stock market. If we do a good job of analyzing and valuing companies, we believe the market will agree with us — even if it takes some time. This is crucial. No investment strategy, regardless of how good or logical, works all the time.

The important thing for us is to stick to our strategy even if it is not working over shorter time periods. We have over 60 years of combined investment experience valuing and investing in publicly traded businesses. We know how to value businesses by using various measures of absolute and relative value. So, that’s how we invest. We buy companies that are at the biggest discount to our assessment of value and sell short (where applicable) those companies that are most expensive relative to our assessment of value. We do not plan to change this strategy or adopt other methodologies when short term stock prices do not reflect the values that we see.

Together with our investment team (led by Director of Research, Adam Barth), we follow a systematic process of researching and valuing companies, investing in our long and short portfolios and adjusting positions daily to take advantage of changing stock prices and fundamental information. The funds are highly diversified and invest in hundreds of positions. Our positions are not equally weighted. The funds generally invest in the cheapest companies and short (where applicable) the most expensive based on our assessment of value and subject to our risk constraints.

We manage our risks by, among other things, requiring substantial portfolio diversification, setting maximum limits for sector concentration and by maintaining overall gross and net exposures within carefully defined ranges.

Market Observations and Performance Commentary

The overall market remains expensive, especially with regard to small caps, based on our assessment of value. The most obvious comparison to the current market is the internet bubble although the current market environment is not as extreme. The mega-capitalization tech names that dominate the S&P 500 now trade at much more reasonable multiples than their counterparts of 1999. That said, the internet bubble is the only period where the market has been significantly more expensive, based on our metrics, and the value/growth discrepancy this wide.

If we simply used standard valuation metrics for our long book and standard growth metrics for our short book, the last six years would have been considerably different. For example, if you had bought a dollar of the Russell Pure Value Index and shorted a dollar of the Russell Pure Growth Index over the last six years, you would have lost all your money. We define value differently than Russell or Morningstar who emphasize metrics such as low price/book and low price to sales. Similar to a private equity firm, we examine a

2

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

company’s cash flow generation and then determine its all-in cost as if we were buying the entire business. That is why we have not been punished in this market as much as many traditional “value” investors.

While we do not need the value benchmarks to do well for us to generate positive returns or positive spreads, we do recognize that it has been more difficult to generate strong long/short returns in market environments where there is even more emphasis on potential future growth and less concern with strong run-rate cash flows available at attractive prices.

Having said that, our short books (where applicable) have suffered headwinds that have mostly affected medium and small cap stocks. Our shorts generally sell at 50 to 100 times pre-tax free cash flow based on our metrics and many of them are “hope” stocks. We are pleased with how we have managed our risks during the extreme growth environment and our opportunity set on the short side remains quite robust. On the long side, we believe that there is an opportunity to nicely exceed the positive returns we expect for large cap indexes.

In a shift from the first half of 2019, we saw positive long/short spreads across most of our funds in the third quarter. Given valuation levels and the disparity between stock returns and fundamentals, we are very optimistic about the opportunity set for our long/short spreads over the coming period.

We remain disciplined in our approach to managing portfolio risks. Although we cannot predict when there will be a renewed appreciation for fundamentals, the historical precedent is that the transition is often abrupt and significant.

Important Information

This letter is intended to assist shareholders in understanding how the Gotham Funds described herein performed during the period ended September 30, 2019, and reflects the views of the investment adviser at the time of this writing. Market and index valuations are based on Gotham’s valuation methodology. The views may change and do not guarantee the future performance of the Gotham Funds or the markets.

This letter contains forward-looking statements regarding future events, forecasts and expectations regarding equity markets and certain of Gotham’s strategies. Forward-looking statements may be identified terminology such terms as “may,” “expect,” “will,” “hope,” “believe” and/or comparable terminology. No assurance, representation, or warranty is made that any of Gotham’s expectations, views and/or objectives will be achieved and actual results may be significantly different than reflected herein.

The indices referenced herein are for comparison purposes only. The performance and volatility of the funds will be different than those of the indices. It is not possible to invest in the indices directly.

3

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Performance by Fund

Gotham Absolute Return Fund (GARIX)

•	The Fund returned +1.01% (net) for the trailing twelve-month period, the HFRX Equity Hedge Index returned -1.40% and the S&P 500 Total Return Index returned +4.25% over the same time period.

•	The spread for the period was +3.30%[1].

•	The long portfolio contributed +0.96% for the trailing twelve-month period. The short portfolio contributed +1.50% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	1.64%	29.51%
	Consumer Staples	0.92%	11.06%

Short	Energy	1.55%	-3.82%
	Health Care	1.25%	-6.19%

	Largest Detractors
Long	Energy	-0.97%	4.81%
	Materials	-0.52%	4.32%

Short	Information Technology	-1.45%	-12.41%
	Industrials	-0.20%	-13.08%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Applied Materials Inc	0.37%	0.84%
	Lam Research Corp	0.36%	0.72%

Short	Boingo Wireless Inc	0.25%	-0.24%
	At Home Group Inc	0.25%	-0.21%

	Largest Detractors
Long	DXC Technology Company	-0.48%	0.48%
	Kraft Heinz Co (The)	-0.36%	0.57%

Short	SNAP INC	-0.25%	-0.49%
	Sanderson Farms Inc	-0.25%	-0.61%

4

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Enhanced Return Fund (GENIX)

•	The Fund returned +1.79% (net) for the trailing twelve-month period and the S&P 500 Total Return Index returned +4.25% over the same time period.

•	The spread for the period was +4.15%[1].

•	The long portfolio contributed +2.63% for the trailing twelve-month period. The short portfolio contributed +1.93% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	2.35%	42.24%
	Consumer Staples	1.37%	17.03%

Short	Energy	1.59%	-4.34%
	Health Care	1.21%	-6.42%

	Largest Detractors
Long	Energy	-1.17%	5.93%
	Materials	-0.65%	5.51%

Short	Information Technology	-1.70%	-14.37%
	Consumer Staples	-0.12%	-6.56%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Lam Research Corp	0.58%	1.10%
	Applied Materials Inc.	0.56%	1.28%

Short	At Home Group Inc	0.29%	-0.20%
	Evolent Health Inc	0.27%	-0.19%

	Largest Detractors
Long	DXC Technology Company	-0.49%	0.65%
	Kraft Heinz Co (The)	-0.47%	0.86%

Short	Nevro Corp	-0.34%	-0.56%
	SNAP INC	-0.31%	-0.62%

5

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Neutral Fund (GONIX)

• The Fund returned +0.98% (net) for the trailing twelve-month period and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index returned +2.39% over the same time period.

• The spread for the period was +1.98%1.

• The long portfolio detracted -1.07% for the trailing twelve-month period. The short portfolio contributed +2.75% for the period.

• Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	1.66%	27.03%
	Industrials	1.52%	24.79%

Short	Energy	2.78%	-5.99%
	Health Care	2.15%	-10.79%

	Largest Detractors
Long	Energy	-1.80%	6.12%
	Consumer Discretionary	-1.05%	21.42%

Short	Information Technology	-2.99%	-22.32%
	Consumer Staples	-0.34%	-6.07%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Motorola Solutions Inc	0.24%	0.55%
	Etsy Inc	0.24%	0.36%

Short	Evolent Health Inc	0.51%	-0.35%
	At Home Group Inc	0.42%	-0.32%

	Largest Detractors
Long	Cars.com Inc	-0.40%	0.43%
	Tailored Brands Inc	-0.35%	0.27%

Short	KLA-Tencor Corp	-0.42%	-0.90%
	Sanderson Farms Inc	-0.38%	-0.86%

6

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Large Value Fund (GVALX)

• The Fund returned +3.11% (net) for the trailing twelve-month period and the S&P Total Return Index returned +4.25% over the same time period.

• Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Financials	2.17%	14.39%
	Industrials	0.95%	17.14%

	Largest Detractors
Long	Energy	-0.67%	7.12%
	Health Care	-0.53%	14.81%

Stock Contributors/Detractors

		Average Contribution	Average Exposure

	Largest Contributors
Long	Citigroup Inc	0.49%	2.07%
	Apple Inc	0.48%	1.86%

	Largest Detractors
Long	Kraft Heinz Co (The)	-0.52%	0.75%
	Biogen Inc	-0.37%	0.90%

7

Annual Investment Adviser’s Report (Concluded)

September 30, 2019

(Unaudited)

Gotham Total Return Fund (GTRFX)

• The Fund’s Institutional Class returned +0.67% (net) for the trailing twelve-month period and the HFRX Equity Hedge Index returned -1.40% over the same time period.

• The spread for the period was -0.02%1.

• The long portfolio contributed +3.90% for the trailing twelve-month period. The short portfolio detracted -2.06% for the period.

• Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Industrials	0.66%	25.36%
	Consumer Staples	0.59%	21.61%

Short	Financials	0.19%	-6.80%

	Largest Detractors
Long	Utilities	-0.05%	2.09%

Short	Health Care	-0.59%	-13.82%
	Information Technology	-0.35%	-15.33%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Lockheed Martin Corp	0.17%	1.88%
	Bristol-Myers Squibb Co	0.17%	1.84%

Short	AT&T Inc	0.06%	-0.53%
	Citigroup Inc	0.04%	-0.40%

	Largest Detractors
Long	Express Scripts Holding Co	-0.15%	1.37%
	Anthem Inc	-0.09%	0.71%

Short	Abbott Laboratories	-0.08%	-0.83%
	Nike Inc	-0.08%	-0.76%

[1]	The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).

8

GOTHAM FUNDS

Gotham Absolute Return Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Absolute Return Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	3 Year	5 Year	Since Inception
Institutional Class Shares	1.01%	5.73%	2.56%	7.11%*
HFRX Equity Hedge Index	-1.40%	2.70%	1.03%	2.72%**

*	The Gotham Absolute Return Fund (the “Fund”) commenced operations on August 31, 2012.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019 (as supplemented on September 17, 2019), the “Total Annual Fund Operating Expenses” are 2.22% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.15% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

9

GOTHAM FUNDS

Gotham Enhanced Return Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Enhanced Return Fund Institutional Class Shares

vs the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	3 Year	5 Year	Since Inception
Institutional Class Shares	1.79%	10.68%	6.28%	9.97%*
S&P 500® Total Return Index	4.25%	13.39%	10.84%	12.25%*	*

*	The Gotham Enhanced Return Fund (the “Fund”) commenced operations on May 31, 2013.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019 (as supplemented on September 17, 2019), the “Total Annual Fund Operating Expenses” are 2.19% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.15% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

10

GOTHAM FUNDS

Gotham Neutral Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Neutral Fund Institutional Class Shares

vs BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	3 Year	5 Year	Since Inception
Institutional Class Shares	0.98%	1.46%	-1.11%	1.09%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	2.39%	1.54%	0.98%	0.82%*	*

*	The Gotham Neutral Fund (the “Fund”) commenced operations on August 30, 2013.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019 (as supplemented September 17, 2019), the “Total Annual Fund Operating Expenses” are 2.27% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.15% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

11

GOTHAM FUNDS

Gotham Large Value Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $100,000 Investment in Gotham Large Value Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	3 Year	Since Inception
Institutional Class Shares	3.11%	12.89%	12.66%*
S&P 500® Total Return Index	4.25%	13.39%	12.83%*	*

*	The Gotham Large Value Fund (the “Fund”) commenced operations on December 31, 2015.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 2.19% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.75% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

12

GOTHAM FUNDS

Gotham Total Return Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Total Return Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns For the Periods Ended September 30, 2019
	1 Year	3 years	Since Inception
Institutional Class Shares	0.67%	10.50%	7.43%*
Investor Class Shares	0.40%	N/A	3.59%*
HFRX Equity Hedge Index	-1.40%	2.70%	0.61%*	*

*	Institutional Class shares and Investor Class shares of the Gotham Total Return Fund (the “Fund”) incepted on March 31, 2015 and December 29, 2017, respectively.
**	Benchmark performance is from inception date of the Fund’s Institutional Class shares only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of the shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019 (as supplemented on September 17, 2019), the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.97% and 2.22%, 1.46% and 1.71%, respectively, for the Institutional Class shares and Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions), do not exceed 0.00% with respect to Institutional Class shares, (on an annual basis) and 0.25% with respect to Investor Class shares, (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The recoupment of fees waived or expenses reimbursed are limited to the lesser of (a) the Expense Limitation in effect at the time fees were waived or expenses were reimbursed, and (b) the Expense Limitation in effect at the time of recoupment.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

13

GOTHAM FUNDS

Gotham Total Return Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of fees and expenses of the underlying funds in addition to the Fund’s own expenses. The Fund also is subject to the risks of the underlying funds, which may include any or all of the risks described in Important Information.

14

GOTHAM FUNDS

Fund Expense Disclosure

September 30, 2019

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from April 1, 2019, and held for the entire period through September 30, 2019.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Absolute Return Fund
Institutional Class
Actual	$1,000.00	$1,021.80	2.15%	$10.89
Hypothetical (5% return before expenses)	1,000.00	1,014.29	2.15%	10.85

Gotham Enhanced Return Fund
Institutional Class
Actual	$1,000.00	$1,035.00	3.39%	$17.29
Hypothetical (5% return before expenses)	1,000.00	1,008.07	3.39%	17.07

Gotham Neutral Fund
Institutional Class
Actual	$1,000.00	$1,013.70	2.15%	$10.85
Hypothetical (5% return before expenses)	1,000.00	1,014.30	2.15%	10.85

15

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

September 30, 2019

(Unaudited)

	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Large Value Fund
Institutional Class
Actual	$1,000.00	$1,046.50	0.75%	$3.85
Hypothetical (5% return before expenses)	1,000.00	1,021.31	0.75%	3.80

Gotham Total Return Fund
Institutional Class
Actual	$1,000.00	$1,035.10	0.00%	$—
Hypothetical (5% return before expenses)	1,000.00	1,025.07	0.00%	—
Investor Class
Actual	$1,000.00	$1,033.60	0.25%	$1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25%	1.27

*

Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings, except for Gotham Large Value Fund, which does not short securities or use leverage.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended September 30, 2019, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

16

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	14.6%	$125,272,804
Software & Services	13.7	117,702,396
Pharmaceuticals, Biotechnology & Life Sciences	10.1	86,879,554
Technology Hardware & Equipment	9.4	80,918,831
Health Care Equipment & Services	9.3	79,523,837
Energy	8.2	70,479,091
Retailing	7.8	67,085,617
Materials	7.3	62,293,580
Semiconductors & Semiconductor Equipment	6.6	56,322,059
Transportation	5.8	49,652,681
Food, Beverage & Tobacco	5.1	44,026,452
Media & Entertainment	4.8	40,982,013
Consumer Services	3.5	29,771,691
Consumer Durables & Apparel	3.0	25,913,532
Commercial & Professional Services	2.8	23,616,310
Food & Staples Retailing	2.5	21,341,132
Household & Personal Products	1.8	15,227,939
Telecommunication Services	1.6	13,362,548
Automobiles & Components	1.1	9,439,831
Utilities	1.0	8,843,579
Corporate Bonds and Notes:
Capital Goods	0.0	793

Total Long Positions	120.0	1,028,656,270

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.4)%	$(3,361,135)
Food & Staples Retailing	(0.6)	(5,089,903)
Household & Personal Products	(0.7)	(6,327,989)
Media & Entertainment	(1.5)	(12,994,064)
Transportation	(1.6)	(13,503,388)
Commercial & Professional Services	(1.8)	(15,665,325)
Consumer Services	(1.8)	(15,736,139)
Automobiles & Components	(2.0)	(16,823,462)
Food, Beverage & Tobacco	(2.0)	(17,462,546)
Utilities	(2.1)	(18,135,430)
Retailing	(2.5)	(21,926,267)
Consumer Durables & Apparel	(2.7)	(22,874,206)
Semiconductors & Semiconductor Equipment	(3.0)	(25,415,484)
Technology Hardware & Equipment	(3.8)	(32,557,055)
Health Care Equipment & Services	(3.9)	(33,615,376)
Pharmaceuticals, Biotechnology & Life Sciences	(4.0)	(34,326,602)
Energy	(4.8)	(40,944,162)
Software & Services	(5.0)	(42,612,307)
Materials	(7.4)	(63,153,322)
Capital Goods	(8.4)	(71,662,279)

Total Short Positions	(60.0)	(514,186,441)

Other Assets in Excess of Liabilities	40.0	342,777,063

NET ASSETS	100.0%	$857,246,892

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

17

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	13.1%	$68,081,194
Capital Goods	12.9	66,918,048
Retailing	8.7	45,033,582
Pharmaceuticals, Biotechnology & Life Sciences	7.6	39,609,475
Health Care Equipment & Services	7.5	39,160,610
Technology Hardware & Equipment	7.1	36,680,766
Semiconductors & Semiconductor Equipment	6.7	34,840,059
Energy	4.6	23,679,272
Food, Beverage & Tobacco	4.5	23,224,479
Transportation	3.5	18,355,525
Media & Entertainment	3.4	17,627,798
Materials	3.0	15,576,416
Consumer Durables & Apparel	2.9	15,253,791
Consumer Services	2.7	13,988,645
Commercial & Professional Services	1.6	8,357,807
Telecommunication Services	1.6	8,019,116
Household & Personal Products	1.0	5,073,549
Food & Staples Retailing	0.9	4,777,208
Utilities	0.9	4,634,425
Automobiles & Components	0.7	3,598,299

Total Long Positions	94.9	492,490,064

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Materials	0.0%	$(5,659)

Total Short Positions	0.0	(5,659)

Other Assets in Excess of Liabilities	5.1	26,582,774

NET ASSETS	100.0%	$519,067,179

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

18

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	14.5%	$26,255,067
Capital Goods	13.9	25,295,279
Health Care Equipment & Services	10.9	19,866,136
Pharmaceuticals, Biotechnology & Life Sciences	10.0	18,223,689
Energy	8.2	14,892,030
Technology Hardware & Equipment	8.0	14,507,404
Materials	7.7	13,885,958
Retailing	7.4	13,477,888
Semiconductors & Semiconductor Equipment	5.9	10,740,410
Transportation	5.2	9,425,368
Consumer Services	5.1	9,206,565
Media & Entertainment	4.6	8,371,289
Food, Beverage & Tobacco	4.5	8,186,866
Consumer Durables & Apparel	4.3	7,784,489
Commercial & Professional Services	4.1	7,446,869
Household & Personal Products	2.2	3,951,507
Food & Staples Retailing	2.0	3,659,582
Utilities	1.2	2,099,147
Telecommunication Services	1.0	1,845,185
Automobiles & Components	0.9	1,569,570
Corporate Bonds and Notes:
Capital Goods	0.0	722

Total Long Positions	121.6	220,691,020

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.5)%	$(900,963)
Food & Staples Retailing	(0.6)	(1,198,881)
Household & Personal Products	(0.8)	(1,438,790)
Transportation	(2.1)	(3,848,672)
Commercial & Professional Services	(2.3)	(4,168,779)
Media & Entertainment	(2.3)	(4,223,891)
Consumer Services	(2.9)	(5,196,523)
Automobiles & Components	(3.2)	(5,794,732)
Utilities	(3.3)	(5,938,830)
Food, Beverage & Tobacco	(3.4)	(6,136,376)
Retailing	(3.9)	(7,038,192)
Consumer Durables & Apparel	(4.6)	(8,353,956)
Semiconductors & Semiconductor Equipment	(5.5)	(9,909,635)
Health Care Equipment & Services	(6.1)	(11,133,261)
Technology Hardware & Equipment	(6.4)	(11,541,935)
Pharmaceuticals, Biotechnology & Life Sciences	(6.5)	(11,851,048)
Energy	(7.5)	(13,624,392)
Software & Services	(9.2)	(16,739,078)
Materials	(11.9)	(21,575,044)
Capital Goods	(13.4)	(24,349,466)

Total Short Positions	(96.4)	(174,962,444)

Other Assets in Excess of Liabilities	74.8	135,684,876

NET ASSETS	100.0%	$181,413,452

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

19

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Large Value Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	10.5%	$6,197,625
Software & Services	8.7	5,140,892
Pharmaceuticals, Biotechnology & Life Sciences	8.4	4,968,319
Technology Hardware & Equipment	7.5	4,414,520
Retailing	7.3	4,308,146
Diversified Financials	6.7	3,942,347
Energy	5.9	3,497,927
Health Care Equipment & Services	5.5	3,251,626
Banks	5.2	3,061,470
Transportation	5.0	2,936,321
Materials	4.7	2,753,800
Food, Beverage & Tobacco	4.4	2,610,834
Media & Entertainment	3.0	1,780,828
Semiconductors & Semiconductor Equipment	3.0	1,770,164
Insurance	2.6	1,513,818
Food & Staples Retailing	2.5	1,487,557
Telecommunication Services	1.9	1,148,264
Consumer Durables & Apparel	1.5	858,854
Consumer Services	1.2	715,608
Commercial & Professional Services	1.0	570,318
Automobiles & Components	0.9	557,154
Utilities	0.9	530,149
Household & Personal Products	0.9	510,913
Real Estate	0.2	112,671

Total Common Stocks	99.4	58,640,125

Other Assets in Excess of Liabilities	0.6	337,925

NET ASSETS	100.0%	$58,978,050

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

20

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Total Return Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	99.1%	$34,563,199
Other Assets in Excess of Liabilities	0.9	326,282

NET ASSETS	100.0%	$34,889,481

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

21

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

September 30, 2019

	Number
	of Shares	Value
LONG POSITIONS — 120.0%
COMMON STOCKS — 120.0%
Automobiles & Components — 1.1%
BorgWarner, Inc.†	53,367	$1,957,502
Ford Motor Co.†	511,650	4,686,714
General Motors Co.	22,674	849,822
Gentherm, Inc.*	5,237	215,162
Harley-Davidson, Inc.	7,488	269,343
LCI Industries	429	39,404
Magna International, Inc. (Canada)	26,662	1,421,884

		9,439,831

Capital Goods — 14.6%
3M Co.†	32,498	5,342,671
Advanced Drainage Systems, Inc.	6,104	196,976
Albany International Corp., Class A	5,352	482,536
Altra Industrial Motion Corp.†	7,794	215,855
AMETEK, Inc.†	32,513	2,985,344
Arconic, Inc.†	114,480	2,976,480
Armstrong World Industries, Inc.	9,432	912,074
AZZ, Inc.	7,012	305,443
BMC Stock Holdings, Inc.*	42,657	1,116,760
Builders FirstSource, Inc.†*	78,245	1,609,891
Carlisle Cos., Inc.	3,106	452,047
Caterpillar, Inc.†	28,309	3,575,710
Chart Industries, Inc.*	152	9,479
Columbus McKinnon Corp.	5,825	212,205
Continental Building Products, Inc.†*	36,779	1,003,699
Crane Co.	6,080	490,230
Cummins, Inc.†	36,196	5,888,003
Dover Corp.†	318	31,660
Eaton Corp. PLC (Ireland)†	73,440	6,106,536
EMCOR Group, Inc.†	1,221	105,153
Emerson Electric Co.†	67,562	4,517,195
Encore Wire Corp.	5,752	323,723
Flowserve Corp.†	22,205	1,037,196
Foundation Building Materials, Inc.*	7,835	121,364
Gardner Denver Holdings, Inc.†*	93,805	2,653,743
GMS, Inc.*	31,354	900,487
GrafTech International Ltd.†	180,957	2,316,250
Great Lakes Dredge & Dock Corp.*	30,828	322,153
HD Supply Holdings, Inc.†*	8,659	339,216
HEICO Corp.	5,280	659,366
Herc Holdings, Inc.*	23,681	1,101,403
Hillenbrand, Inc.†	12,516	386,494
Honeywell International, Inc.†	28,448	4,813,402

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Hubbell, Inc.†	21,722	$2,854,271
IDEX Corp.	3,953	647,818
Illinois Tool Works, Inc.	35,190	5,506,883
Ingersoll-Rand PLC (Ireland)†	18,286	2,253,018
Jacobs Engineering Group, Inc.	47,128	4,312,212
Johnson Controls International PLC (Ireland)†	212,785	9,339,134
L3Harris Technologies, Inc.†	18,550	3,870,272
Lockheed Martin Corp.†	15,465	6,032,278
Manitowoc Co., Inc. (The)†*	39,223	490,288
Masco Corp.	42,276	1,762,064
MasTec, Inc.*	34,788	2,258,785
Meritor, Inc.†*	11,564	213,934
Milacron Holdings Corp.†*	40,420	673,801
MRC Global, Inc.*	39,405	477,983
Navistar International Corp.†*	59,617	1,675,834
Northrop Grumman Corp.	3,146	1,179,089
NOW, Inc.*	25,828	296,247
Parker-Hannifin Corp.†	24,083	4,349,631
Quanex Building Products Corp.	581	10,504
Regal Beloit Corp.†	18,175	1,324,049
Rexnord Corp.†*	53,776	1,454,641
Rockwell Automation, Inc.	14,549	2,397,675
Roper Technologies, Inc.†	5,021	1,790,489
SiteOne Landscape Supply, Inc.*	58	4,293
Snap-on, Inc.	12,698	1,987,745
Spirit AeroSystems Holdings, Inc., Class A†	8,446	694,599
SPX Corp.*	11,941	477,759
SPX FLOW, Inc.†*	31,178	1,230,284
Stanley Black & Decker, Inc.†	13,020	1,880,218
Systemax, Inc.	430	9,464
Textron, Inc.†	47,319	2,316,738
Timken Co. (The)†	27,592	1,200,528
United Rentals, Inc.*	16,595	2,068,401
United Technologies Corp.†	24,651	3,365,355
Wabash National Corp.†	34,942	507,008
Watts Water Technologies, Inc., Class A	2,512	235,450
WW Grainger, Inc.†	2,064	613,318

		125,272,804

Commercial & Professional Services — 2.8%
ABM Industries, Inc.	11,357	412,486

The accompanying notes are an integral part of the financial statements.

22

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
ASGN, Inc.*	6,861	$431,282
BrightView Holdings, Inc.*	407	6,980
Cintas Corp.†	16,980	4,552,338
Clean Harbors, Inc.†*	9,295	717,574
Copart, Inc.*	149	11,969
CoStar Group, Inc.*	1,555	922,426
Deluxe Corp.†	11,086	544,988
Ennis, Inc.	73	1,475
FTI Consulting, Inc.†*	8,745	926,883
Herman Miller, Inc.	5,106	235,336
IHS Markit Ltd. (Bermuda)*	13,536	905,288
KAR Auction Services, Inc.	329	8,077
Kelly Services, Inc., Class A	1,933	46,817
Korn Ferry†	21,052	813,449
ManpowerGroup, Inc.†	30,145	2,539,415
Republic Services, Inc.†	32,034	2,772,543
Robert Half International, Inc.†	38,798	2,159,497
SP Plus Corp.*	7,977	295,149
Steelcase, Inc., Class A	2,878	52,955
Tetra Tech, Inc.	11,145	966,940
Thomson Reuters Corp. (Canada)†	28,088	1,878,525
TransUnion	13,105	1,062,947
TriNet Group, Inc.*	2,058	127,987
UniFirst Corp.	4,159	811,504
Verisk Analytics, Inc.†	2,602	411,480

		23,616,310

Consumer Durables & Apparel — 3.0%
Brunswick Corp.	9,267	482,996
Carter’s, Inc.	10,436	951,868
Cavco Industries, Inc.*	139	26,701
Fossil Group, Inc.*	147,927	1,850,567
Garmin Ltd. (Switzerland)†	4,605	389,997
Hasbro, Inc.	10,803	1,282,208
La-Z-Boy, Inc.	9,288	311,984
Malibu Boats, Inc., Class A*	1,307	40,099
Mattel, Inc.*	198,304	2,258,683
Newell Brands, Inc.†	178,403	3,339,704
Oxford Industries, Inc.	1,534	109,988
Polaris, Inc.	4,353	383,108
PVH Corp.†	20,552	1,813,303
Ralph Lauren Corp.†	28,681	2,738,175
Skyline Champion Corp.*	1,262	37,974
Steven Madden Ltd.	4,825	172,687
TopBuild Corp.†*	25,641	2,472,562

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
VF Corp.†	63,007	$5,606,993
Whirlpool Corp.†	10,381	1,643,935

		25,913,532

Consumer Services — 3.5%
Adtalem Global Education, Inc.*	1,012	38,547
Aramark†	9,411	410,131
BJ’s Restaurants, Inc.	17,292	671,621
Bloomin’ Brands, Inc.†	50,886	963,272
Bright Horizons Family Solutions, Inc.*	256	39,040
Career Education Corp.*	13,685	217,455
Cheesecake Factory, Inc. (The)	28,500	1,187,880
Choice Hotels International, Inc.	2,847	253,269
Cracker Barrel Old Country Store, Inc.	5,106	830,491
Darden Restaurants, Inc.†	14,637	1,730,386
Dave & Buster’s Entertainment, Inc.	9,823	382,606
Denny’s Corp.*	994	22,628
Dine Brands Global, Inc.	2,708	205,429
Dunkin’ Brands Group, Inc.	3,409	270,538
Everi Holdings, Inc.*	40,591	343,400
frontdoor, Inc.†*	39,978	1,941,731
Graham Holdings Co., Class B†	19	12,606
Hilton Worldwide Holdings, Inc.†	29,610	2,756,987
International Game Technology PLC (United Kingdom)	89,289	1,268,797
Laureate Education, Inc., Class A†*	63,184	1,047,275
Marriott International, Inc., Class A	9,059	1,126,668
McDonald’s Corp.†	1,452	311,759
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	35,244	1,824,582
Planet Fitness, Inc., Class A*	13,637	789,173
Restaurant Brands International, Inc. (Canada)	550	39,127
Scientific Games Corp.*	68,843	1,400,955
SeaWorld Entertainment, Inc.*	21,101	555,378
Starbucks Corp.	34,603	3,059,597
Strategic Education, Inc.	3,193	433,865
Wendy’s Co. (The)	31,562	630,609
WW International, Inc.*	37,499	1,418,212
Yum! Brands, Inc.†	31,629	3,587,677

		29,771,691

Energy — 8.2%
Antero Resources Corp.*	572,716	1,729,602

The accompanying notes are an integral part of the financial statements.

23

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Apache Corp.	104,093	$2,664,781
Cabot Oil & Gas Corp.†	75,371	1,324,268
Cactus, Inc., Class A*	13,250	383,455
California Resources Corp.*	31,940	325,788
Chevron Corp.†	55,746	6,611,476
ConocoPhillips†	150,310	8,564,664
Core Laboratories NV (Netherlands)†	17,467	814,312
Crescent Point Energy Corp. (Canada)	128,342	546,737
CVR Energy, Inc.	28,712	1,264,189
Delek US Holdings, Inc.†	8,837	320,783
Devon Energy Corp.†	151,574	3,646,870
Dorian LPG Ltd. (Marshall Islands)*	6,021	62,378
Enbridge, Inc. (Canada)†	62,158	2,180,503
EOG Resources, Inc.	3,135	232,680
EQT Corp.	47,781	508,390
Gulfport Energy Corp.*	188,224	510,087
Helmerich & Payne, Inc.†	74,642	2,990,905
HollyFrontier Corp.†	64,790	3,475,336
Keane Group, Inc.*	43,111	261,253
Kinder Morgan, Inc.†	163,938	3,378,762
Marathon Oil Corp.†	236,952	2,907,401
Marathon Petroleum Corp.	83,474	5,071,046
Nabors Industries Ltd. (Bermuda)†	783,287	1,464,747
National Oilwell Varco, Inc.	15,082	319,738
Occidental Petroleum Corp.†	119,525	5,315,277
Patterson-UTI Energy, Inc.†	198,468	1,696,901
Pioneer Natural Resources Co.	4,971	625,203
QEP Resources, Inc.†	60,513	223,898
Range Resources Corp.	246,812	942,822
Schlumberger Ltd. (Curacao)	4,338	148,229
Select Energy Services, Inc., Class A*	61	528
TechnipFMC PLC (United Kingdom)	172,305	4,159,443
Valero Energy Corp.†	66,863	5,699,402
W&T Offshore, Inc.*	21,112	92,259
World Fuel Services Corp.	375	14,978

		70,479,091

Food & Staples Retailing — 2.5%
BJ’s Wholesale Club Holdings, Inc.*	31,380	811,801
Ingles Markets, Inc., Class A	286	11,114
Kroger Co. (The)	36,006	928,235
Sprouts Farmers Market, Inc.*	66,260	1,281,468
Sysco Corp.†	66,056	5,244,846

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
US Foods Holding Corp.*	25,537	$1,049,571
Walgreens Boots Alliance, Inc.†	140,012	7,744,064
Walmart, Inc.†	35,909	4,261,680
Weis Markets, Inc.	219	8,353

		21,341,132

Food, Beverage & Tobacco — 5.1%
Altria Group, Inc.†	163,672	6,694,185
Campbell Soup Co.	40,648	1,907,204
Coca-Cola Co. (The)	11,197	609,565
Conagra Brands, Inc.	31,443	964,671
General Mills, Inc.†	114,895	6,333,012
Hershey Co. (The)†	33,078	5,126,759
Hormel Foods Corp.	4,170	182,354
JM Smucker Co. (The)	11,450	1,259,729
Kellogg Co.	25,692	1,653,280
Kraft Heinz Co. (The)†	106,437	2,973,318
McCormick & Co., Inc., non-voting shares†	4,237	662,243
Mondelez International, Inc., Class A†	56,655	3,134,155
Monster Beverage Corp.*	8,541	495,890
PepsiCo, Inc.†	14,964	2,051,564
Philip Morris International, Inc.†	64,518	4,898,852
Pilgrim’s Pride Corp.*	43,055	1,379,697
Tyson Foods, Inc., Class A†	33,295	2,868,031
Universal Corp.	6,808	373,146
Vector Group Ltd.	38,522	458,797

		44,026,452

Health Care Equipment & Services — 9.3%
Allscripts Healthcare Solutions, Inc.†*	171,735	1,885,650
Amedisys, Inc.*	241	31,573
AmerisourceBergen Corp.†	55,255	4,549,144
AngioDynamics, Inc.*	189	3,481
Anthem, Inc.†	11,412	2,740,021
Baxter International, Inc.†	4,876	426,504
Cardinal Health, Inc.†	74,578	3,519,336
Centene Corp.†*	120,297	5,204,048
Cigna Corp.	7,152	1,085,602
Corindus Vascular Robotics, Inc.*	41,646	178,245
CorVel Corp.*	311	23,543
CVS Health Corp.†	87,301	5,506,074
Danaher Corp.†	9,633	1,391,294
DaVita, Inc.*	36,554	2,086,137
DENTSPLY SIRONA, Inc.†	40,352	2,151,165

The accompanying notes are an integral part of the financial statements.

24

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HealthEquity, Inc.*	31,284	$1,787,724
Henry Schein, Inc.*	45,090	2,863,215
Hill-Rom Holdings, Inc.†	18,983	1,997,581
HMS Holdings Corp.†*	95,090	3,277,277
Humana, Inc.†	27,211	6,957,036
Inmode Ltd. (Israel)*	573	12,325
Inovalon Holdings, Inc., Class A*	108	1,770
Integer Holdings Corp.†*	22,398	1,692,393
Integra LifeSciences Holdings Corp.*	8,265	496,479
Laboratory Corp. of America Holdings†*	4,381	736,008
LHC Group, Inc.*	1,852	210,313
LivaNova PLC (United Kingdom)†*	14,957	1,103,677
Magellan Health, Inc.*	3,558	220,952
Masimo Corp.†*	3,279	487,882
McKesson Corp.†	51,165	6,992,209
MEDNAX, Inc.*	12,911	292,047
Medtronic PLC (Ireland)	8,840	960,201
Natus Medical, Inc.*	22,465	715,286
NextGen Healthcare, Inc.*	12,266	192,208
Novocure Ltd. (Jersey)*	24,893	1,861,499
Omnicell, Inc.*	19,433	1,404,423
Quest Diagnostics, Inc.†	20,426	2,186,195
STERIS PLC (Ireland)†	8,291	1,197,967
Teladoc Health, Inc.*	4,176	282,799
Tivity Health, Inc.*	19,510	324,451
UnitedHealth Group, Inc.†	21,271	4,622,614
Universal Health Services, Inc., Class B†	17,030	2,533,212
Varex Imaging Corp.*	8,420	240,307
Veeva Systems, Inc., Class A†*	18,358	2,803,083
West Pharmaceutical Services, Inc.†	2,037	288,887

		79,523,837

Household & Personal Products — 1.8%
Church & Dwight Co., Inc.	12,107	910,931
Clorox Co. (The)	2,286	347,175
Colgate-Palmolive Co.†	65,063	4,782,781
Coty, Inc., Class A	198,584	2,087,118
Edgewell Personal Care Co.*	10,532	342,185
elf Beauty, Inc.*	19,415	339,957
Estee Lauder Cos., Inc. (The), Class A†	10,427	2,074,452
Kimberly-Clark Corp.†	18,970	2,694,688
Procter & Gamble Co. (The)†	5,305	659,836

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Spectrum Brands Holdings, Inc.	18,756	$988,816

		15,227,939

Materials — 7.3%
AK Steel Holding Corp.*	466,309	1,058,521
Alamos Gold, Inc., Class A (Canada)	13,396	77,697
Ashland Global Holdings, Inc.	15,271	1,176,631
Axalta Coating Systems Ltd. (Bermuda)*	17,164	517,495
Ball Corp.	9,508	692,277
Carpenter Technology Corp.	5,266	272,042
Celanese Corp.	7,225	883,545
CF Industries Holdings, Inc.†	70,742	3,480,506
Corteva, Inc.	37,678	1,054,984
Dow, Inc.†	112,208	5,346,711
DuPont de Nemours, Inc.†	121,139	8,638,422
Eagle Materials, Inc.†	19,019	1,711,900
Eastman Chemical Co.†	21,776	1,607,722
Ecolab, Inc.	7,044	1,394,994
Element Solutions, Inc.*	136,440	1,388,959
FMC Corp.	13,350	1,170,528
Franco-Nevada Corp. (Canada)	91	8,296
Graphic Packaging Holding Co.	15,906	234,614
H.B. Fuller Co.	24,611	1,145,888
Innospec, Inc.†	12,352	1,101,057
International Paper Co.†	80,197	3,353,839
Koppers Holdings, Inc.*	8,216	239,989
Kraton Corp.†*	35,352	1,141,516
Linde PLC (Ireland)	32,992	6,391,210
Martin Marietta Materials, Inc.	4,649	1,274,291
Methanex Corp. (Canada)†	7,587	269,111
Minerals Technologies, Inc.	9,406	499,365
Neenah, Inc.	923	60,106
New Gold, Inc. (Canada)*	1,722	1,739
NewMarket Corp.	1,392	657,149
Nucor Corp.†	36,872	1,877,154
Packaging Corp. of America†	21,178	2,246,986
PolyOne Corp.	20,162	658,289
Reliance Steel & Aluminum Co.	23,191	2,311,215
Schnitzer Steel Industries, Inc., Class A	598	12,355
Scotts Miracle-Gro Co. (The)	21,230	2,161,639
Sealed Air Corp.	27,879	1,157,257
Steel Dynamics, Inc.	44,624	1,329,795
Summit Materials, Inc., Class A†*	29,433	653,413

The accompanying notes are an integral part of the financial statements.

25

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Trinseo SA (Luxembourg)†	29,811	$1,280,382
Verso Corp., Class A*	55,690	689,442
Warrior Met Coal, Inc.	10,647	207,829
Westrock Co.	22,691	827,087
Worthington Industries, Inc.	822	29,633

		62,293,580

Media & Entertainment — 4.8%
Activision Blizzard, Inc.†	73,841	3,907,666
Alphabet, Inc., Class A*	234	285,747
AMC Networks, Inc., Class A*	9,277	456,057
Cars.com, Inc.*	108,179	971,447
CBS Corp., Class B, non-voting shares†	57,006	2,301,332
Charter Communications, Inc., Class A†*	8,187	3,374,026
Cinemark Holdings, Inc.	4,648	179,599
Comcast Corp., Class A†	91,932	4,144,294
Discovery, Inc., Class A*	48,605	1,294,351
DISH Network Corp., Class A†*	70,066	2,387,149
Electronic Arts, Inc.†*	9,820	960,592
Facebook, Inc., Class A†*	20,586	3,665,955
Fox Corp., Class A†	146,734	4,627,257
Interpublic Group of Cos., Inc. (The)†	35,665	768,937
John Wiley & Sons, Inc., Class A	7,625	335,042
Meredith Corp.	7,020	257,353
MSG Networks, Inc., Class A*	19,716	319,794
News Corp., Class A	24,814	345,411
Omnicom Group, Inc.	39,056	3,058,085
QuinStreet, Inc.*	41,324	520,269
Snap, Inc., Class A†*	62,018	979,884
TechTarget, Inc.*	310	6,983
TEGNA, Inc.	6,443	100,060
TripAdvisor, Inc.*	41,763	1,615,393
Viacom, Inc., Class B†	120,636	2,898,883
Walt Disney Co. (The)	9,365	1,220,447

		40,982,013

Pharmaceuticals, Biotechnology & Life Sciences — 10.1%
AbbVie, Inc.†	76,727	5,809,768
ACADIA Pharmaceuticals, Inc.*	5,290	190,387
Alexion Pharmaceuticals, Inc.†*	36,417	3,566,681
Allergan PLC (Ireland)	6,086	1,024,213
Amgen, Inc.†	8,799	1,702,694
Anika Therapeutics, Inc.*	1,132	62,135
Arrowhead Pharmaceuticals, Inc.†*	73,376	2,067,736

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bausch Health Cos, Inc. (Canada)†*	48,670	$1,063,440
Biogen, Inc.†*	34,355	7,998,531
Bio-Rad Laboratories, Inc., Class A*	4,755	1,582,179
Bristol-Myers Squibb Co.†	154,485	7,833,934
Celgene Corp.†*	104,809	10,407,534
Eagle Pharmaceuticals, Inc.*	9,928	561,627
Eli Lilly & Co.†	24,105	2,695,662
Enanta Pharmaceuticals, Inc.*	13,192	792,575
Exelixis, Inc.†*	134,909	2,385,866
FibroGen, Inc.*	23,578	871,914
Genomic Health, Inc.*	7,687	521,332
Gilead Sciences, Inc.†	88,278	5,595,060
Horizon Therapeutics PLC (Ireland)*	14,748	401,588
Incyte Corp.*	30,824	2,288,066
Innoviva, Inc.*	42,447	447,391
Ionis Pharmaceuticals, Inc.†*	53,066	3,179,184
Johnson & Johnson†	40,070	5,184,257
Medpace Holdings, Inc.†*	38,569	3,241,339
Merck & Co., Inc.†	68,212	5,742,086
Momenta Pharmaceuticals, Inc.*	5,719	74,118
Mylan NV (Netherlands)*	7,425	146,866
Natera, Inc.*	25,999	852,767
Neurocrine Biosciences, Inc.*	488	43,974
Pacira BioSciences, Inc.*	14,564	554,451
Perrigo Co. PLC (Ireland)†	17,234	963,208
Portola Pharmaceuticals, Inc.*	24,776	664,492
Principia Biopharma, Inc.*	485	13,696
Radius Health, Inc.*	13,634	351,076
Repligen Corp.*	6,827	523,563
Seattle Genetics, Inc.*	154	13,152
Supernus Pharmaceuticals, Inc.*	28,721	789,253
Thermo Fisher Scientific, Inc.†	532	154,956
United Therapeutics Corp.†*	6,246	498,118
Vanda Pharmaceuticals, Inc.*	39,417	523,458
Vertex Pharmaceuticals, Inc.†*	16,217	2,747,484
Waters Corp.†*	3,212	717,015
Xencor, Inc.*	911	30,728

		86,879,554

Retailing — 7.8%
Aaron’s, Inc.	4,711	302,729
Asbury Automotive Group, Inc.*	2,159	220,930
AutoNation, Inc.*	8,197	415,588

The accompanying notes are an integral part of the financial statements.

26

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
AutoZone, Inc.†*	2,654	$2,878,581
Best Buy Co., Inc.†	44,230	3,051,428
Big Lots, Inc.	16,020	392,490
Core-Mark Holding Co., Inc.†	10,562	339,199
Dollar General Corp.†	39,005	6,199,455
eBay, Inc.†	177,694	6,926,512
Five Below, Inc.*	1,534	193,437
Genesco, Inc.*	24,589	984,052
Group 1 Automotive, Inc.†	19,135	1,766,352
Home Depot, Inc. (The)†	32,791	7,608,168
Kohl’s Corp.	35,085	1,742,321
L Brands, Inc.†	74,546	1,460,356
LKQ Corp.†*	122,214	3,843,630
Lowe’s Cos., Inc.†	62,108	6,829,396
Michaels Cos., Inc. (The)*	71,875	703,656
Nordstrom, Inc.	26,724	899,797
Office Depot, Inc.†	148,299	260,265
O’Reilly Automotive, Inc.†*	601	239,505
Pool Corp.	1,565	315,660
RH*	4,556	778,301
Ross Stores, Inc.†	27,122	2,979,352
Signet Jewelers Ltd. (Bermuda)†	83,506	1,399,561
Sleep Number Corp.*	9,967	411,836
Stamps.com, Inc.*	5,801	431,884
Stitch Fix, Inc., Class A*	8,726	167,976
Target Corp.†	57,715	6,170,311
Tiffany & Co.	14,499	1,343,042
TJX Cos., Inc. (The)	4,071	226,918
Tractor Supply Co.	25,789	2,332,357
Ulta Beauty, Inc.†*	11,506	2,883,979
Zumiez, Inc.*	12,205	386,593

		67,085,617

Semiconductors & Semiconductor Equipment — 6.6%
Amkor Technology, Inc.†*	56,087	510,392
Analog Devices, Inc.†	27,927	3,120,284
Applied Materials, Inc.†	182,789	9,121,171
Cirrus Logic, Inc.*	32,900	1,762,782
Cree, Inc.*	30,424	1,490,776
Diodes, Inc.†*	50,886	2,043,073
Enphase Energy, Inc.*	35,334	785,475
Impinj, Inc.*	16,156	498,089
Intel Corp.	43,409	2,236,866
Lam Research Corp.†	29,683	6,860,038
Lattice Semiconductor Corp.†*	73,313	1,340,528

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Marvell Technology Group Ltd. (Bermuda)†	104,689	$2,614,084
Maxim Integrated Products, Inc.	652	37,757
Microchip Technology, Inc.	15,563	1,445,958
Micron Technology, Inc.†*	86,017	3,685,828
Nanometrics, Inc.*	13,955	455,212
Qorvo, Inc.†*	46,582	3,453,589
QUALCOMM, Inc.†	15,766	1,202,630
Skyworks Solutions, Inc.	2,252	178,471
SMART Global Holdings, Inc. (Cayman Islands)*	493	12,562
Teradyne, Inc.	9,871	571,630
Texas Instruments, Inc.	2,081	268,948
Universal Display Corp.	16,953	2,846,409
Versum Materials, Inc.†	39,120	2,070,622
Xilinx, Inc.†	76,742	7,359,558
Xperi Corp.	16,892	349,327

		56,322,059

Software & Services — 13.7%
Accenture PLC, Class A (Ireland)†	38,824	7,467,796
ACI Worldwide, Inc.†*	12,550	393,129
Adobe, Inc.*	831	229,564
Alarm.com Holdings, Inc.†*	23,034	1,074,306
Alliance Data Systems Corp.†	10,090	1,292,832
Alteryx, Inc., Class A*	12,915	1,387,458
Amdocs, Ltd. (Guernsey)†	11,532	762,381
Appfolio, Inc., Class A†*	2,641	251,265
Aspen Technology, Inc.†*	23,271	2,864,195
Automatic Data Processing, Inc.†	38,044	6,141,062
Avaya Holdings Corp.*	20,706	211,822
Blackbaud, Inc.	8,896	803,665
Booz Allen Hamilton Holding Corp.	18,484	1,312,734
Broadridge Financial Solutions, Inc.†	24,101	2,998,887
CACI International, Inc., Class A†*	3,724	861,212
Cadence Design Systems, Inc.†*	42,590	2,814,347
Cardtronics PLC, Class A (United Kingdom)*	157	4,748
Cision Ltd. (Cayman Islands)†*	57,063	438,814
Citrix Systems, Inc.†	2,077	200,472
CommVault Systems, Inc.*	8,683	388,217
CSG Systems International, Inc.	2,271	117,365
Digital Turbine, Inc.*	34,069	219,575
DXC Technology Co.	14,454	426,393

The accompanying notes are an integral part of the financial statements.

27

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Endurance International Group Holdings, Inc.*	43,431	$162,866
Fair Isaac Corp.†*	2,645	802,810
Fidelity National Information Services, Inc.†	24,114	3,201,375
FleetCor Technologies, Inc.†*	18,942	5,432,187
Fortinet, Inc.†*	25,552	1,961,372
Global Payments, Inc.†	3,175	504,825
Globant SA (Luxembourg)†*	18,917	1,732,419
International Business Machines Corp.†	81,334	11,827,590
Intuit, Inc.†	16,220	4,313,547
j2 Global, Inc.	2,364	214,698
KBR, Inc.	4,285	105,154
Leidos Holdings, Inc.†	19,385	1,664,784
Manhattan Associates, Inc.†*	14,023	1,131,235
Mastercard, Inc., Class A†	9,314	2,529,403
Microsoft Corp.†	28,551	3,969,445
Model N, Inc.*	5,678	157,621
Nuance Communications, Inc.†*	154,397	2,518,215
Open Text Corp. (Canada)†	39,456	1,610,199
Oracle Corp.†	159,370	8,770,131
Paychex, Inc.†	61,199	5,065,441
Paycom Software, Inc.†*	15,045	3,151,777
Paylocity Holding Corp.†*	23,177	2,261,612
PayPal Holdings, Inc.*	31,121	3,223,824
Perspecta, Inc.	30,254	790,234
Progress Software Corp.	23,665	900,690
Qualys, Inc.†*	29,131	2,201,430
Sabre Corp.	15,039	336,798
salesforce.com, Inc.*	8,249	1,224,482
SPS Commerce, Inc.*	44,839	2,110,572
Symantec Corp.†	88,428	2,089,554
TiVo Corp.	606	4,615
Trade Desk, Inc. (The), Class A*	572	107,279
TTEC Holdings, Inc.	190	9,097
Upland Software, Inc.*	7,289	254,095
Verint Systems, Inc.†*	27,515	1,177,092
VeriSign, Inc.†*	10,055	1,896,675
Visa, Inc., Class A	16,850	2,898,368
Western Union Co. (The)	117,680	2,726,646

		117,702,396

Technology Hardware & Equipment — 9.4%
Acacia Communications, Inc.*	6,410	419,214

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Amphenol Corp., Class A†	38,086	$3,675,299
Apple, Inc.†	49,815	11,157,066
Arista Networks, Inc.*	727	173,695
Avnet, Inc.	29,732	1,322,628
Badger Meter, Inc.	8,723	468,425
Belden, Inc.†	20,398	1,088,029
Benchmark Electronics, Inc.	4,646	135,013
CDW Corp.	15,759	1,942,139
Cisco Systems, Inc.†	183,236	9,053,691
Cognex Corp.	14,759	725,110
Coherent, Inc.*	2,222	341,566
Diebold Nixdorf, Inc.*	147,375	1,650,600
EchoStar Corp., Class A†*	34,413	1,363,443
ePlus, Inc.*	190	14,457
F5 Networks, Inc.†*	16,323	2,292,076
Hewlett Packard Enterprise Co.†	318,246	4,827,792
HP, Inc.†	260,271	4,924,327
Insight Enterprises, Inc.†*	5,990	333,583
Itron, Inc.†*	6,295	465,578
Jabil, Inc.	8,701	311,235
Juniper Networks, Inc.†	56,577	1,400,281
Keysight Technologies, Inc.†*	48,253	4,692,604
Lumentum Holdings, Inc.*	9,189	492,163
Motorola Solutions, Inc.†	42,633	7,265,089
MTS Systems Corp.	1,120	61,880
NCR Corp.*	35,505	1,120,538
NetApp, Inc.†	56,916	2,988,659
NETGEAR, Inc.*	2,059	66,341
OSI Systems, Inc.*	11,204	1,137,878
Rogers Corp.*	4,804	656,755
Seagate Technology PLC (Ireland)†	43,536	2,341,801
TE Connectivity Ltd. (Switzerland)†	44,816	4,175,955
Tech Data Corp.*	4,319	450,213
TTM Technologies, Inc.*	33,570	409,386
Vishay Intertechnology, Inc.†	106,927	1,810,274
Xerox Holdings Corp.†	142,653	4,266,751
Zebra Technologies Corp., Class A†*	4,348	897,297

		80,918,831

Telecommunication Services — 1.6%
AT&T, Inc.†	167,036	6,320,642
CenturyLink, Inc.†	217,700	2,716,896
Cogent Communications Holdings, Inc.	4,314	237,701

The accompanying notes are an integral part of the financial statements.

28

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Intelsat SA (Luxembourg)*	32,160	$733,248
T-Mobile US, Inc.*	4,520	356,040
Verizon Communications, Inc.	49,669	2,998,021

		13,362,548

Transportation — 5.8%
Alaska Air Group, Inc.	16,820	1,091,786
ArcBest Corp.	44,940	1,368,423
Canadian Pacific Railway Ltd. (Canada)†	7,639	1,699,372
CH Robinson Worldwide, Inc.	36,187	3,067,934
CSX Corp.†	106,319	7,364,717
Delta Air Lines, Inc.†	78,129	4,500,230
Echo Global Logistics, Inc.*	35,115	795,355
Expeditors International of Washington, Inc.†	32,597	2,421,631
FedEx Corp.†	11,285	1,642,757
Genesee & Wyoming, Inc., Class A†*	1,320	145,873
Hub Group, Inc., Class A†*	27,327	1,270,706
Kansas City Southern†	24,336	3,236,931
Landstar System, Inc.	14,143	1,592,219
Marten Transport Ltd.	9,793	203,499
Norfolk Southern Corp.†	34,528	6,203,300
Schneider National, Inc., Class B	31,620	686,786
Southwest Airlines Co.†	89,292	4,822,661
Union Pacific Corp.†	30,916	5,007,774
United Airlines Holdings, Inc.†*	27,018	2,388,661
XPO Logistics, Inc.*	1,985	142,066

		49,652,681

Utilities — 1.0%
American Water Works Co., Inc.	4,409	547,730
CMS Energy Corp.	12,869	822,973
Fortis, Inc. (Canada)	8,648	366,070
Northwest Natural Holding Co.	2,935	209,383
NRG Energy, Inc.†	47,844	1,894,622
Ormat Technologies, Inc.	5,476	406,812
Sempra Energy	22,126	3,266,019
TransAlta Corp. (Canada)	447	2,906
Vistra Energy Corp.†	49,647	1,327,064

		8,843,579

TOTAL COMMON STOCKS (Cost $947,038,599)		1,028,655,477

	Par
	Value	Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	785	$793

TOTAL CORPORATE BONDS AND NOTES (Cost $785)		793

TOTAL LONG POSITIONS - 120.0%		1,028,656,270

(Cost $947,039,384)
	Number
	of Shares
SHORT POSITIONS — (60.0)%
COMMON STOCKS — (60.0)%
Automobiles & Components — (2.0)%
Adient PLC (Ireland)	(64,158)	(1,473,068)
American Axle & Manufacturing Holdings, Inc.*	(38,389)	(315,558)
Aptiv PLC (Jersey)	(2,353)	(205,699)
Cooper Tire & Rubber Co.	(18,453)	(481,992)
Cooper-Standard Holding, Inc.*	(6,882)	(281,336)
Dana, Inc.	(78,641)	(1,135,576)
Delphi Technologies PLC (Jersey)	(82,116)	(1,100,354)
Dorman Products, Inc.*	(18,611)	(1,480,319)
Fox Factory Holding Corp.*	(17,916)	(1,115,092)
Goodyear Tire & Rubber Co. (The)	(250,484)	(3,608,222)
Lear Corp.	(5,840)	(688,536)
Standard Motor Products, Inc.	(10,650)	(517,058)
Tenneco, Inc., Class A	(70,688)	(885,014)
Thor Industries, Inc.	(32,984)	(1,868,214)
Visteon Corp.*	(17,173)	(1,417,459)
Winnebago Industries, Inc.	(6,518)	(249,965)

		(16,823,462)

Capital Goods — (8.4)%
AAON, Inc.	(21,616)	(993,039)
AAR Corp.	(22,039)	(908,227)
Actuant Corp., Class A	(1,073)	(23,542)
AECOM*	(22,240)	(835,334)
Aerovironment, Inc.*	(6,024)	(322,645)
AGCO Corp.	(18,473)	(1,398,406)
Alamo Group, Inc.	(4,794)	(564,350)
American Woodmark Corp.*	(3,839)	(341,325)
Arcosa, Inc.	(13,142)	(449,588)
Argan, Inc.	(26,322)	(1,034,191)
Astec Industries, Inc.	(20,364)	(633,320)
Axon Enterprise, Inc.*	(16,826)	(955,380)

The accompanying notes are an integral part of the financial statements.

29

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Beacon Roofing Supply, Inc.*	(11,013)	$(369,266)
Bloom Energy Corp., Class A*	(108,499)	(352,622)
Boeing Co. (The)	(14,127)	(5,374,900)
BWX Technologies, Inc.	(9,133)	(522,499)
CIRCOR International, Inc.*	(9,225)	(346,399)
Colfax Corp.*	(55,746)	(1,619,979)
Comfort Systems USA, Inc.	(14,321)	(633,418)
Cubic Corp.	(16,040)	(1,129,697)
Dycom Industries, Inc.*	(7,530)	(384,406)
EnerSys.	(37,263)	(2,457,122)
ESCO Technologies, Inc.	(9,159)	(728,690)
Evoqua Water Technologies Corp.*	(108,009)	(1,838,313)
Fastenal Co.	(20,035)	(654,543)
Federal Signal Corp.	(15,832)	(518,340)
Fortune Brands Home & Security, Inc.	(7,829)	(428,246)
Generac Holdings, Inc.*	(25,395)	(1,989,444)
General Dynamics Corp.	(5,005)	(914,564)
Granite Construction, Inc.	(16,782)	(539,206)
Harsco Corp.*	(31,374)	(594,851)
Helios Technologies, Inc.	(8,091)	(328,252)
Huntington Ingalls Industries, Inc.	(15,067)	(3,191,040)
Hyster-Yale Materials Handling, Inc.	(9,469)	(518,238)
ITT, Inc.	(11,938)	(730,486)
JELD-WEN Holding, Inc.*	(21,946)	(423,338)
John Bean Technologies Corp.	(6,595)	(655,741)
Kadant, Inc.	(3,699)	(324,735)
Kratos Defense & Security Solutions, Inc.*	(46,356)	(861,990)
Lennox International, Inc.	(8,743)	(2,124,287)
Lindsay Corp.	(7,168)	(665,549)
Moog, Inc., Class A	(7,857)	(637,360)
Mueller Water Products, Inc., Class A	(138,751)	(1,559,561)
MYR Group, Inc.*	(344)	(10,764)
Nordson Corp.	(9,494)	(1,388,592)
NV5 Global, Inc.*	(3,014)	(205,766)
Oshkosh Corp.	(8,218)	(622,924)
Patrick Industries, Inc.*	(5,079)	(217,788)
Pentair PLC (Ireland)	(56,467)	(2,134,453)
PGT Innovations, Inc.*	(41,013)	(708,295)
Primoris Services Corp.	(24,315)	(476,817)
Proto Labs, Inc.*	(5,099)	(520,608)
Quanta Services, Inc.	(103,258)	(3,903,152)
Raven Industries, Inc.	(16,314)	(545,866)
Raytheon Co.	(8,958)	(1,757,470)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
RBC Bearings, Inc.*	(4,725)	$(783,925)
REV Group, Inc.	(52,485)	(599,904)
Rush Enterprises, Inc., Class A	(10,556)	(407,250)
Simpson Manufacturing Co., Inc.	(621)	(43,079)
Sunrun, Inc.*	(122,057)	(2,038,962)
Terex Corp.	(8,605)	(223,472)
Thermon Group Holdings, Inc.*	(7,807)	(179,405)
Toro Co. (The)	(31,629)	(2,318,406)
Trex Co., Inc.*	(8,575)	(779,725)
TriMas Corp.*	(3,251)	(99,643)
Triumph Group, Inc.	(22,942)	(524,913)
Tutor Perini Corp.*	(26,957)	(386,294)
Univar Solutions, Inc.*	(106,409)	(2,209,051)
Universal Forest Products, Inc.	(5,978)	(238,403)
Vivint Solar, Inc.*	(104,574)	(683,914)
WABCO Holdings, Inc.*	(3,349)	(447,929)
Wabtec Corp.	(13,479)	(968,601)
Watsco, Inc.	(8,564)	(1,448,858)
Welbilt, Inc.*	(12,653)	(213,330)
Wesco Aircraft Holdings, Inc.*	(24,700)	(271,947)
WESCO International, Inc.*	(25,335)	(1,210,253)
WillScot Corp.*	(27,431)	(427,375)
Xylem, Inc.	(9,906)	(788,716)

		(71,662,279)

Commercial & Professional Services — (1.8)%
ACCO Brands Corp.	(523)	(5,162)
ADT, Inc.	(68,740)	(431,000)
Advanced Disposal Services, Inc.*	(41,193)	(1,341,656)
Brady Corp., Class A	(8,472)	(449,440)
Brink’s Co. (The)	(6,777)	(562,152)
Casella Waste Systems, Inc., Class A*	(41,931)	(1,800,517)
Cimpress NV (Netherlands)*	(3,512)	(463,022)
Covanta Holding Corp.	(17,804)	(307,831)
Equifax, Inc.	(2,687)	(377,980)
Exponent, Inc.	(11,008)	(769,459)
Heritage-Crystal Clean, Inc.*	(6,936)	(183,804)
HNI Corp.	(15,942)	(565,941)
ICF International, Inc.	(4,364)	(368,627)
Interface, Inc.	(25,252)	(364,639)
Matthews International Corp., Class A	(555)	(19,641)
MSA Safety, Inc.	(13,599)	(1,483,787)
Navigant Consulting, Inc.	(9,934)	(277,655)

The accompanying notes are an integral part of the financial statements.

30

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Nielsen Holdings PLC (United Kingdom)	(32,591)	$(692,559)
Rollins, Inc.	(63,239)	(2,154,553)
Team, Inc.*	(41,368)	(746,692)
Upwork, Inc.*	(36,625)	(487,296)
US Ecology, Inc.	(22,236)	(1,421,770)
Viad Corp.	(5,810)	(390,142)

		(15,665,325)

Consumer Durables & Apparel — (2.7)%
Callaway Golf Co.	(91,947)	(1,784,691)
Canada Goose Holdings, Inc. (Canada)*	(77,999)	(3,429,616)
Capri Holdings Ltd. (British Virgin Islands)*	(93,815)	(3,110,905)
Columbia Sportswear Co.	(17,126)	(1,659,338)
Crocs, Inc.*	(24,750)	(687,060)
G-III Apparel Group Ltd.*	(20,039)	(516,405)
Gildan Activewear, Inc. (Canada)	(32,997)	(1,171,394)
GoPro, Inc., Class A*	(95,394)	(494,618)
iRobot Corp.*	(44,550)	(2,747,398)
Leggett & Platt, Inc.	(23,361)	(956,399)
Levi Strauss & Co., Class A	(37,261)	(709,449)
Lululemon Athletica, Inc.*	(1,068)	(205,622)
Mohawk Industries, Inc.*	(3,028)	(375,684)
Movado Group, Inc.	(2,210)	(54,941)
Sturm Ruger & Co., Inc.	(4,383)	(183,034)
Tupperware Brands Corp.	(20,479)	(325,002)
Wolverine World Wide, Inc.	(157,914)	(4,462,650)

		(22,874,206)

Consumer Services — (1.8)%
Brinker International, Inc.	(15,323)	(653,832)
Carnival Corp. (Panama)	(40,170)	(1,755,831)
Churchill Downs, Inc.	(8,790)	(1,085,169)
Eldorado Resorts, Inc.*	(21,035)	(838,665)
Grand Canyon Education, Inc.*	(4,677)	(459,281)
Houghton Mifflin Harcourt Co.*	(50,838)	(270,967)
Hyatt Hotels Corp., Class A	(19,572)	(1,441,869)
K12, Inc.*	(10,709)	(282,718)
Monarch Casino & Resort, Inc.*	(9,625)	(401,266)
OneSpaWorld Holdings Ltd. (Bahamas)*	(48,790)	(757,709)
Papa John’s International, Inc.	(22,863)	(1,196,878)
Red Rock Resorts, Inc., Class A	(30,112)	(611,424)
Regis Corp.*	(20,014)	(404,683)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Royal Caribbean Cruises Ltd. (Liberia)	(5,418)	$(586,932)
Shake Shack, Inc., Class A*	(4,435)	(434,807)
Six Flags Entertainment Corp.	(16,170)	(821,274)
Stars Group, Inc. (The) (Canada)*	(39,884)	(597,462)
Twin River Worldwide Holdings, Inc.	(170)	(3,881)
Vail Resorts, Inc.	(760)	(172,946)
Wingstop, Inc.	(14,921)	(1,302,305)
Wynn Resorts Ltd.	(15,234)	(1,656,240)

		(15,736,139)

Energy — (4.8)%
Archrock, Inc.	(32,508)	(324,105)
Cameco Corp. (Canada)	(88,840)	(843,980)
Canadian Natural Resources Ltd. (Canada)	(72,253)	(1,924,097)
Centennial Resource Development, Inc., Class A*	(353,938)	(1,598,030)
Chesapeake Energy Corp.*	(1,586,275)	(2,236,648)
Cimarex Energy Co.	(24,747)	(1,186,371)
CNX Resources Corp.*	(146,210)	(1,061,485)
Concho Resources, Inc.	(48,027)	(3,261,033)
Contura Energy, Inc.*	(6,937)	(193,959)
DHT Holdings, Inc. (Marshall Islands)	(37,427)	(230,176)
Diamond Offshore Drilling, Inc.*	(317,225)	(1,763,771)
Diamondback Energy, Inc.	(18,227)	(1,638,790)
Encana Corp. (Canada)	(120,063)	(552,290)
Equitrans Midstream Corp.	(108,870)	(1,584,058)
Extraction Oil & Gas, Inc.*	(68,018)	(199,973)
Exxon Mobil Corp.	(2,768)	(195,448)
Halliburton Co.	(18,579)	(350,214)
Magnolia Oil & Gas Corp., Class A*	(14,262)	(158,308)
Matador Resources Co.*	(59,051)	(976,113)
Murphy Oil Corp.	(113,607)	(2,511,851)
Noble Energy, Inc.	(34,688)	(779,092)
Northern Oil and Gas, Inc.*	(126,075)	(247,107)
Oasis Petroleum, Inc.*	(594,705)	(2,057,679)
ONEOK, Inc.	(4,043)	(297,929)
Par Pacific Holdings, Inc.*	(59,458)	(1,359,210)
ProPetro Holding Corp.*	(62,573)	(568,789)
Renewable Energy Group, Inc.*	(46,078)	(691,400)
RPC, Inc.	(78,948)	(442,898)
SemGroup Corp., Class A	(77,818)	(1,271,546)
Ship Finance International Ltd. (Bermuda)	(128,223)	(1,800,251)

The accompanying notes are an integral part of the financial statements.

31

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Solaris Oilfield Infrastructure, Inc., Class A	(59,577)	$(799,523)
Southwestern Energy Co.*	(135,454)	(261,426)
Suncor Energy, Inc. (Canada)	(13,650)	(431,067)
Targa Resources Corp.	(59,357)	(2,384,371)
US Silica Holdings, Inc.	(53,448)	(510,963)
Valaris PLC (United Kingdom)	(393,984)	(1,895,063)
Whiting Petroleum Corp.*	(245,243)	(1,969,301)
WPX Energy, Inc.*	(36,435)	(385,847)

		(40,944,162)

Food & Staples Retailing — (0.6)%
Casey’s General Stores, Inc.	(5,675)	(914,583)
Performance Food Group Co.*	(51,690)	(2,378,257)
PriceSmart, Inc.	(14,179)	(1,008,127)
United Natural Foods, Inc.*	(68,484)	(788,936)

		(5,089,903)

Food, Beverage & Tobacco — (2.0)%
Archer-Daniels-Midland Co.	(9,963)	(409,180)
Boston Beer Co., Inc. (The), Class A*	(862)	(313,837)
Brown-Forman Corp., Class B	(29,860)	(1,874,611)
Calavo Growers, Inc.	(13,223)	(1,258,565)
Cott Corp. (Canada)	(143,023)	(1,783,497)
Darling Ingredients, Inc.*	(63,378)	(1,212,421)
Flowers Foods, Inc.	(52,508)	(1,214,510)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(17,650)	(602,042)
Freshpet, Inc.*	(39,684)	(1,975,073)
Hain Celestial Group, Inc. (The)*	(112,117)	(2,407,713)
J&J Snack Foods Corp.	(5,549)	(1,065,408)
MGP Ingredients, Inc.	(21,943)	(1,090,128)
Molson Coors Brewing Co., Class B	(1,604)	(92,230)
National Beverage Corp.	(7,911)	(350,932)
Post Holdings, Inc.*	(3,494)	(369,805)
Primo Water Corp.*	(44,361)	(544,753)
Sanderson Farms, Inc.	(5,933)	(897,841)

		(17,462,546)

Health Care Equipment & Services — (3.9)%
Acadia Healthcare Co., Inc.*	(46,421)	(1,442,765)
Addus HomeCare Corp.*	(23,749)	(1,882,821)
AMN Healthcare Services, Inc.*	(5,878)	(338,338)
Apollo Medical Holdings, Inc.*	(913)	(16,087)
AtriCure, Inc.*	(22,440)	(559,654)
Avanos Medical, Inc.*	(18,972)	(710,691)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Axogen, Inc.*	(56,253)	$(702,037)
Axonics Modulation Technologies, Inc.*	(1,537)	(41,376)
Becton Dickinson and Co.	(3,086)	(780,635)
Boston Scientific Corp.*	(44,865)	(1,825,557)
Cantel Medical Corp.	(23,666)	(1,770,217)
Cardiovascular Systems, Inc.*	(9,477)	(450,347)
Covetrus, Inc.*	(32,769)	(389,623)
Diplomat Pharmacy, Inc.*	(39,054)	(191,365)
Encompass Health Corp.	(13,144)	(831,752)
Ensign Group, Inc. (The)	(19,288)	(914,830)
Evolent Health, Inc., Class A*	(137,353)	(987,568)
Glaukos Corp.*	(12,503)	(781,563)
Globus Medical, Inc., Class A*	(28,998)	(1,482,378)
ICU Medical, Inc.*	(2,907)	(463,957)
Inspire Medical Systems, Inc.*	(16,637)	(1,015,190)
Intuitive Surgical, Inc.*	(3,803)	(2,053,354)
iRhythm Technologies, Inc.*	(19,231)	(1,425,209)
Lantheus Holdings, Inc.*	(2,331)	(58,427)
Medidata Solutions, Inc.*	(14,015)	(1,282,372)
Merit Medical Systems, Inc.*	(26,327)	(801,920)
National Research Corp.	(3,104)	(179,256)
Nevro Corp.*	(31,685)	(2,723,959)
OrthoPediatrics Corp.*	(560)	(19,746)
PetIQ, Inc.*	(31,114)	(848,168)
RadNet, Inc.*	(44,436)	(638,101)
Tabula Rasa HealthCare, Inc.*	(13,003)	(714,385)
Tenet Healthcare Corp.*	(74,952)	(1,657,938)
US Physical Therapy, Inc.	(10,991)	(1,434,875)
Vocera Communications, Inc.*	(43,052)	(1,061,232)
Wright Medical Group NV (Netherlands)*	(55,147)	(1,137,683)

		(33,615,376)

Household & Personal Products — (0.7)%
Central Garden & Pet Co., Class A*	(27,006)	(748,741)
Energizer Holdings, Inc.	(100,580)	(4,383,276)
Inter Parfums, Inc.	(504)	(35,265)
WD-40 Co.	(6,324)	(1,160,707)

		(6,327,989)

Materials — (7.4)%
A. Schulman, Inc. CVR(a)*	(6,743)	(3,527)
AdvanSix, Inc.*	(1,149)	(29,552)
Albemarle Corp.	(35,922)	(2,497,297)
Alcoa Corp.*	(54,092)	(1,085,626)

The accompanying notes are an integral part of the financial statements.

32

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
AptarGroup, Inc.	(5,658)	$(670,190)
Balchem Corp.	(2,669)	(264,738)
Barrick Gold Corp. (Canada)	(19,452)	(337,103)
Chase Corp.	(43)	(4,704)
Cleveland-Cliffs, Inc.	(293,677)	(2,120,348)
Compass Minerals International, Inc.	(10,255)	(579,305)
Fortuna Silver Mines, Inc. (Canada)*	(160,271)	(495,237)
Freeport-McMoRan, Inc.	(274,341)	(2,625,443)
FutureFuel Corp.	(482)	(5,755)
GCP Applied Technologies, Inc.*	(34,660)	(667,205)
Greif, Inc., Class A	(9,502)	(360,031)
Hecla Mining Co.	(774,941)	(1,363,896)
IAMGOLD Corp. (Canada)*	(111,087)	(378,807)
Ingevity Corp.*	(18,654)	(1,582,605)
Innophos Holdings, Inc.	(9,030)	(293,114)
International Flavors & Fragrances, Inc.	(41,162)	(5,050,166)
Kirkland Lake Gold Ltd. (Canada)	(26,144)	(1,171,251)
Kronos Worldwide, Inc.	(431)	(5,331)
Livent Corp.*	(48,208)	(322,512)
Louisiana-Pacific Corp.	(203,700)	(5,006,946)
LyondellBasell Industries NV, Class A (Netherlands)	(63,742)	(5,702,997)
Mosaic Co. (The)	(223,919)	(4,590,340)
Newmont Goldcorp Corp.	(201,522)	(7,641,714)
Norbord, Inc. (Canada)	(398)	(9,532)
Olin Corp.	(8,694)	(162,752)
Owens-Illinois, Inc.	(122,607)	(1,259,174)
Pan American Silver Corp. (Canada)	(134,951)	(2,116,032)
PH Glatfelter Co.	(20,527)	(315,911)
PPG Industries, Inc.	(3,862)	(457,686)
Pretium Resources, Inc. (Canada)*	(17,628)	(202,898)
Royal Gold, Inc.	(2,072)	(255,291)
Sonoco Products Co.	(5,160)	(300,364)
SSR Mining, Inc. (Canada)*	(17,848)	(259,153)
Teck Resources Ltd., Class B (Canada)	(191,222)	(3,103,533)
Tronox Holdings PLC, Class A (United Kingdom)	(74,937)	(621,977)
United States Steel Corp.	(383,242)	(4,426,445)
US Concrete, Inc.*	(1,596)	(88,227)
Valvoline, Inc.	(32,291)	(711,371)
Westlake Chemical Corp.	(46,486)	(3,045,763)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Yamana Gold, Inc. (Canada)	(302,350)	$(961,473)

		(63,153,322)

Media & Entertainment — (1.5)%
AMC Entertainment Holdings, Inc., Class A	(33,924)	(362,987)
Cable One, Inc.	(693)	(869,507)
Eventbrite, Inc., Class A*	(37,918)	(671,528)
EW Scripps Co. (The), Class A	(7,860)	(104,381)
Gray Television, Inc.*	(40,741)	(664,893)
Live Nation Entertainment, Inc.*	(4,326)	(286,987)
Madison Square Garden Co. (The), Class A*	(7,278)	(1,917,899)
Marcus Corp. (The)	(8,290)	(306,813)
Sirius XM Holdings, Inc.	(37,232)	(232,886)
Take-Two Interactive Software, Inc.*	(5,965)	(747,653)
TrueCar, Inc.*	(126,302)	(429,427)
WideOpenWest, Inc.*	(50,690)	(312,250)
World Wrestling Entertainment, Inc., Class A	(12,457)	(886,316)
Yelp, Inc.*	(38,437)	(1,335,686)
Zillow Group, Inc., Class C*	(129,606)	(3,864,851)

		(12,994,064)

Pharmaceuticals, Biotechnology & Life Sciences — (4.0)%
Agios Pharmaceuticals, Inc.*	(15,229)	(493,420)
Alkermes PLC (Ireland)*	(22,004)	(429,298)
Amicus Therapeutics, Inc.*	(60,118)	(482,146)
Amneal Pharmaceuticals, Inc.*	(10,902)	(31,616)
AnaptysBio, Inc.*	(6,396)	(223,796)
ANI Pharmaceuticals, Inc.*	(6,052)	(441,070)
Arena Pharmaceuticals, Inc.*	(7,051)	(322,724)
ArQule, Inc.*	(65,623)	(470,517)
Athenex, Inc.*	(485)	(5,900)
Audentes Therapeutics, Inc.*	(721)	(20,253)
BioMarin Pharmaceutical, Inc.*	(17,867)	(1,204,236)
Bio-Techne Corp.	(1,819)	(355,924)
Bluebird Bio, Inc.*	(15,932)	(1,462,876)
Blueprint Medicines Corp.*	(7,432)	(546,029)
Bruker Corp.	(7,455)	(327,498)
Cambrex Corp.*	(16,847)	(1,002,396)
Catalent, Inc.*	(46,960)	(2,238,114)
Codexis, Inc.*	(41,449)	(568,473)
Cronos Group, Inc. (Canada)*	(64,608)	(584,702)
Denali Therapeutics, Inc.*	(1,746)	(26,749)
Elanco Animal Health, Inc.*	(6,508)	(173,048)

The accompanying notes are an integral part of the financial statements.

33

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Emergent BioSolutions, Inc.*	(13,500)	$(705,780)
Epizyme, Inc.*	(132)	(1,362)
Fate Therapeutics, Inc.*	(160)	(2,485)
Homology Medicines, Inc.*	(767)	(13,883)
Illumina, Inc.*	(8,265)	(2,514,378)
Insmed, Inc.*	(34,607)	(610,467)
Intersect ENT, Inc.*	(20,811)	(353,995)
Intra-Cellular Therapies, Inc.*	(32,998)	(246,495)
Intrexon Corp.*	(3,141)	(17,967)
Krystal Biotech, Inc.*	(616)	(21,391)
Ligand Pharmaceuticals, Inc.*	(3,907)	(388,903)
Luminex Corp.	(63,236)	(1,305,823)
MacroGenics, Inc.*	(17,384)	(221,820)
MeiraGTx Holdings PLC (Cayman Islands)*	(1,429)	(22,793)
Myriad Genetics, Inc.*	(88,862)	(2,544,119)
NanoString Technologies, Inc.*	(31,072)	(670,844)
Nektar Therapeutics*	(115,495)	(2,103,741)
Pacific Biosciences of California, Inc.*	(265,921)	(1,372,152)
PerkinElmer, Inc.	(38,875)	(3,310,984)
PRA Health Sciences, Inc.*	(1,892)	(187,743)
PTC Therapeutics, Inc.*	(1,514)	(51,203)
QIAGEN NV (Netherlands)*	(16,069)	(529,795)
Quanterix Corp.*	(3,146)	(69,086)
REGENXBIO, Inc.*	(22,332)	(795,019)
Revance Therapeutics, Inc.*	(23,954)	(311,402)
Rubius Therapeutics, Inc.*	(2,452)	(19,248)
Sangamo Therapeutics, Inc.*	(30,420)	(275,301)
Sarepta Therapeutics, Inc.*	(38,790)	(2,921,663)
Spark Therapeutics, Inc.*	(3,227)	(312,954)
Theravance Biopharma, Inc. (Cayman Islands)*	(28,339)	(552,044)
Ultragenyx Pharmaceutical, Inc.*	(8,865)	(379,245)
UroGen Pharma Ltd. (Israel)*	(404)	(9,627)
ZIOPHARM Oncology, Inc.*	(16,847)	(72,105)

		(34,326,602)

Retailing — (2.5)%
Abercrombie & Fitch Co., Class A	(74,347)	(1,159,813)
Advance Auto Parts, Inc.	(5,362)	(886,875)
Amazon.com, Inc.*	(134)	(232,612)
American Eagle Outfitters, Inc.	(45,221)	(733,485)
At Home Group, Inc.*	(1,342)	(12,910)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Caleres, Inc.	(14,526)	$(340,054)
CarMax, Inc.*	(5,656)	(497,728)
Children’s Place, Inc. (The)	(8,966)	(690,292)
Designer Brands, Inc., Class A	(31,117)	(532,723)
Dick’s Sporting Goods, Inc.	(86,093)	(3,513,455)
Dollar Tree, Inc.*	(8,229)	(939,423)
Foot Locker, Inc.	(2,571)	(110,964)
Genuine Parts Co.	(28,963)	(2,884,425)
GrubHub, Inc.*	(42,013)	(2,361,551)
Guess?, Inc.	(116,568)	(2,160,005)
National Vision Holdings, Inc.*	(26,462)	(636,940)
Party City Holdco, Inc.*	(46,240)	(264,030)
Urban Outfitters, Inc.*	(26,645)	(748,458)
Wayfair, Inc., Class A*	(5,613)	(629,330)
Williams-Sonoma, Inc.	(38,117)	(2,591,194)

		(21,926,267)

Semiconductors & Semiconductor Equipment — (3.0)%
Advanced Energy Industries, Inc.*	(19,141)	(1,098,885)
Advanced Micro Devices, Inc.*	(5,345)	(154,952)
Ambarella, Inc. (Cayman Islands)*	(34,073)	(2,140,977)
Axcelis Technologies, Inc.*	(3,693)	(63,113)
Brooks Automation, Inc.	(16,202)	(599,960)
Cabot Microelectronics Corp.	(5,788)	(817,323)
CEVA, Inc.*	(8,386)	(250,406)
Cohu, Inc.	(7,997)	(107,999)
FormFactor, Inc.*	(51,381)	(957,999)
KLA Corp.	(31,459)	(5,016,138)
MACOM Technology Solutions Holdings, Inc.*	(16,271)	(349,745)
MaxLinear, Inc.*	(43,612)	(976,037)
MKS Instruments, Inc.	(38,798)	(3,580,280)
Monolithic Power Systems, Inc.	(14,875)	(2,314,996)
NVIDIA Corp.	(4,474)	(778,789)
ON Semiconductor Corp.*	(149,674)	(2,875,238)
Photronics, Inc.*	(44,272)	(481,679)
Power Integrations, Inc.	(9,518)	(860,713)
Rambus, Inc.*	(48,562)	(637,376)
Rudolph Technologies, Inc.*	(1,298)	(34,215)
Semtech Corp.*	(21,709)	(1,055,274)
Synaptics, Inc.*	(6,593)	(263,390)

		(25,415,484)

Software & Services — (5.0)%
2U, Inc.*	(59,133)	(962,685)
8x8, Inc.*	(121,508)	(2,517,646)

The accompanying notes are an integral part of the financial statements.

34

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Altair Engineering, Inc., Class A*	(8,269)	$(286,273)
Anaplan, Inc.*	(1,206)	(56,682)
Appian Corp.*	(30,912)	(1,468,320)
Benefitfocus, Inc.*	(50,915)	(1,212,286)
Black Knight, Inc.*	(13,055)	(797,138)
BlackBerry Ltd. (Canada)*	(178,602)	(937,660)
Bottomline Technologies DE, Inc.*	(7,843)	(308,622)
Box, Inc., Class A*	(31,007)	(513,476)
Carbonite, Inc.*	(7,238)	(112,117)
Cloudera, Inc.*	(138,045)	(1,223,079)
Conduent, Inc.*	(154,694)	(962,197)
CoreLogic, Inc.*	(20,420)	(944,833)
Cornerstone OnDemand, Inc.*	(395)	(21,654)
Domo, Inc., Class B*	(21,479)	(343,234)
Dropbox, Inc., Class A*	(78,937)	(1,592,159)
Envestnet, Inc.*	(18,758)	(1,063,579)
Everbridge, Inc.*	(377)	(23,265)
FireEye, Inc.*	(128,413)	(1,713,029)
ForeScout Technologies, Inc.*	(16,835)	(638,383)
Guidewire Software, Inc.*	(12,812)	(1,350,129)
Instructure, Inc.*	(25,562)	(990,272)
Jack Henry & Associates, Inc.	(2,358)	(344,197)
LogMeIn, Inc.	(9,560)	(678,378)
MAXIMUS, Inc.	(14,099)	(1,089,289)
MicroStrategy, Inc., Class A*	(4,457)	(661,285)
New Relic, Inc.*	(38,440)	(2,362,138)
Nutanix, Inc., Class A*	(45,970)	(1,206,712)
OneSpan, Inc.*	(46)	(667)
Palo Alto Networks, Inc.*	(12,576)	(2,563,366)
Perficient, Inc.*	(5,966)	(230,168)
Pivotal Software, Inc., Class A*	(34,803)	(519,261)
Pluralsight, Inc., Class A*	(50,905)	(854,949)
Presidio, Inc.	(4,839)	(81,779)
PTC, Inc.*	(21,014)	(1,432,735)
Rapid7, Inc.*	(856)	(38,854)
RealPage, Inc.*	(2,791)	(175,442)
SailPoint Technologies Holding, Inc.*	(51,850)	(969,076)
Science Applications International Corp.	(9,847)	(860,135)
Smartsheet, Inc., Class A*	(22,271)	(802,424)
Splunk, Inc.*	(5,202)	(613,108)
Switch, Inc., Class A	(123,589)	(1,930,460)
Tenable Holdings, Inc.*	(30,927)	(692,146)
Tucows, Inc., Class A*	(2,882)	(156,089)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Tyler Technologies, Inc.*	(2,218)	$(582,225)
Varonis Systems, Inc.*	(13,321)	(796,329)
Workday, Inc., Class A*	(4,245)	(721,480)
Yext, Inc.*	(23,084)	(366,805)
Zendesk, Inc.*	(6,066)	(442,090)
Zscaler, Inc.*	(11,129)	(525,957)
Zuora, Inc., Class A*	(58,209)	(876,045)

		(42,612,307)

Technology Hardware & Equipment — (3.8)%
3D Systems Corp.*	(245,836)	(2,003,563)
Anixter International, Inc.*	(9,812)	(678,205)
AVX Corp.	(2,263)	(34,398)
Casa Systems, Inc.*	(1,628)	(12,788)
Celestica, Inc. (Canada)*	(38,443)	(275,636)
CommScope Holding Co., Inc.*	(238,151)	(2,800,656)
Corning, Inc.	(140,518)	(4,007,573)
Dolby Laboratories, Inc., Class A	(9,545)	(616,989)
FARO Technologies, Inc.*	(4,065)	(196,543)
Fitbit, Inc., Class A*	(246,234)	(938,152)
FLIR Systems, Inc.	(21,602)	(1,136,049)
II-VI, Inc.*	(18,306)	(644,554)
Infinera Corp.*	(530,643)	(2,892,004)
IPG Photonics Corp.*	(21,360)	(2,896,416)
Littelfuse, Inc.	(6,197)	(1,098,790)
NetScout Systems, Inc.*	(59,481)	(1,371,632)
nLight, Inc.*	(67,917)	(1,063,580)
Novanta, Inc. (Canada)*	(9,573)	(782,306)
PC Connection, Inc.	(28)	(1,089)
Plantronics, Inc.	(11,188)	(417,536)
Plexus Corp.*	(33,138)	(2,071,456)
Pure Storage, Inc., Class A*	(45,785)	(775,598)
Sanmina Corp.*	(24,021)	(771,314)
ScanSource, Inc.*	(11,521)	(351,967)
Stratasys Ltd. (Israel)*	(35,532)	(757,009)
SYNNEX Corp.	(11,268)	(1,272,157)
Viavi Solutions, Inc.*	(15,304)	(214,333)
Western Digital Corp.	(41,495)	(2,474,762)

		(32,557,055)

Telecommunication Services — (0.4)%
ATN International, Inc.	(6,551)	(382,382)
Bandwidth, Inc., Class A*	(6,701)	(436,302)
BCE, Inc. (Canada)	(6,232)	(301,691)
Boingo Wireless, Inc.*	(136,414)	(1,514,195)

The accompanying notes are an integral part of the financial statements.

35

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Globalstar, Inc.*	(4,309)	$(1,783)
Vonage Holdings Corp.*	(18,309)	(206,892)
Zayo Group Holdings, Inc.*	(15,277)	(517,890)

		(3,361,135)

Transportation — (1.6)%
Air Transport Services Group, Inc.*	(79,655)	(1,674,348)
Hawaiian Holdings, Inc.	(60,501)	(1,588,756)
Knight-Swift Transportation Holdings, Inc.	(6,383)	(231,703)
Matson, Inc.	(17,601)	(660,214)
Ryder System, Inc.	(68,752)	(3,559,291)
Saia, Inc.*	(17,784)	(1,666,361)
SkyWest, Inc.	(40,858)	(2,345,249)
Spirit Airlines, Inc.*	(48,966)	(1,777,466)

		(13,503,388)

Utilities — (2.1)%
Algonquin Power & Utilities Corp. (Canada)	(6,334)	(86,776)
Ameren Corp.	(21,757)	(1,741,648)
Aqua America, Inc.	(12,841)	(575,662)
Avangrid, Inc.	(10,257)	(535,928)
Avista Corp.	(7,164)	(347,024)
Black Hills Corp.	(15,418)	(1,183,023)
CenterPoint Energy, Inc.	(82,503)	(2,489,941)
Clearway Energy, Inc., Class A	(5,084)	(88,157)
Edison International	(10,217)	(770,566)
El Paso Electric Co.	(9,553)	(640,815)
Eversource Energy	(15,909)	(1,359,742)
FirstEnergy Corp.	(23,230)	(1,120,383)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Middlesex Water Co.	(1,613)	$(104,780)
National Fuel Gas Co.	(19,115)	(896,876)
NorthWestern Corp.	(5,322)	(399,416)
OGE Energy Corp.	(12,493)	(566,932)
Otter Tail Corp.	(253)	(13,599)
Pattern Energy Group, Inc., Class A	(11,085)	(298,519)
PG&E Corp.*	(353,004)	(3,530,040)
Southwest Gas Holdings, Inc.	(7,105)	(646,839)
Spire, Inc.	(8,244)	(719,207)
Sunnova Energy International, Inc.*	(1,673)	(17,985)
York Water Co. (The)	(36)	(1,572)

		(18,135,430)

TOTAL COMMON STOCK (Proceeds $553,898,859)		(514,186,441)

TOTAL SECURITIES SOLD SHORT - (60.0)%		(514,186,441)

(Proceeds $553,898,859)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.0%		342,777,063

NET ASSETS - 100.0%		$857,246,892

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR  Contingent Value Rights

PLC   Public Limited Company

The accompanying notes are an integral part of the financial statements.

36

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
LONG POSITIONS — 94.9%
COMMON STOCKS — 94.9%
Automobiles & Components — 0.7%
Aptiv PLC (Jersey)	5,453	$476,701
BorgWarner, Inc.	38	1,394
Ford Motor Co.(a)	200,147	1,833,347
General Motors Co.	16,314	611,449
Gentherm, Inc.*	105	4,314
Harley-Davidson, Inc.	1,724	62,012
Magna International, Inc. (Canada)	11,421	609,082

		3,598,299

Capital Goods — 12.9%
3M Co.(a)	6,074	998,566
Acuity Brands, Inc.	1	135
Advanced Drainage Systems, Inc.	1,040	33,561
Albany International Corp., Class A	4,718	425,375
Altra Industrial Motion Corp.	6,312	174,811
AMETEK, Inc.	12,840	1,178,969
Arconic, Inc.	86,584	2,251,184
Armstrong World Industries, Inc.	492	47,576
BMC Stock Holdings, Inc.*	27,787	727,464
Builders FirstSource, Inc.*	16,566	340,845
Carlisle Cos., Inc.	1,993	290,061
Caterpillar, Inc.	2,462	310,975
Colfax Corp.*	9,305	270,403
Continental Building Products, Inc.*	5,699	155,526
Crane Co.	7,365	593,840
Cummins, Inc.(a)	30,905	5,027,316
Dover Corp.	145	14,436
Eaton Corp. PLC (Ireland)	65,267	5,426,951
EMCOR Group, Inc.	3,565	307,018
Emerson Electric Co.(a)	40,928	2,736,446
Encore Wire Corp.	354	19,923
Fortive Corp.	2,788	191,145
Foundation Building Materials, Inc.*	1,920	29,741
Gardner Denver Holdings, Inc.(a)*	71,651	2,027,007
GMS, Inc.*	2,158	61,978
GrafTech International Ltd.	60,159	770,035
Great Lakes Dredge & Dock Corp.*	518	5,413
HD Supply Holdings, Inc.*	127	4,975
HEICO Corp.	1,006	125,629
Herc Holdings, Inc.*	3,640	169,296
Hillenbrand, Inc.	364	11,240
Honeywell International, Inc.(a)	26,394	4,465,865
Hubbell, Inc.(a)	17,417	2,288,594

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
IDEX Corp.	1,460	$239,265
Illinois Tool Works, Inc.	29,651	4,640,085
Ingersoll-Rand PLC (Ireland)	22,786	2,807,463
Jacobs Engineering Group, Inc.(a)	28,055	2,567,033
Johnson Controls International PLC (Ireland)	176,372	7,740,967
L3Harris Technologies, Inc.	17,750	3,703,360
Lockheed Martin Corp.(a)	14,162	5,524,030
Masco Corp.	26,037	1,085,222
MasTec, Inc.*	19,948	1,295,224
Mercury Systems, Inc.*	2,568	208,445
Milacron Holdings Corp.*	22,588	376,542
Navistar International Corp.*	1,559	43,824
Northrop Grumman Corp.	716	268,350
Parker-Hannifin Corp.	5,308	958,678
Quanex Building Products Corp.	162	2,929
Regal Beloit Corp.	1,500	109,275
Rexnord Corp.*	941	25,454
Rockwell Automation, Inc.	2,905	478,744
Roper Technologies, Inc.	1,673	596,592
Spirit AeroSystems Holdings, Inc., Class A	7,725	635,304
SPX Corp.*	2,882	115,309
SPX FLOW, Inc.*	3,224	127,219
Systemax, Inc.	25	550
Textron, Inc.	283	13,856
United Rentals, Inc.*	837	104,324
United Technologies Corp.(a)	8,785	1,199,328
Watts Water Technologies, Inc., Class A	1,838	172,276
WW Grainger, Inc.	1,333	396,101

		66,918,048

Commercial & Professional Services — 1.6%
ASGN, Inc.*	2,036	127,983
Cintas Corp.(a)	7,864	2,108,338
Clean Harbors, Inc.*	4,092	315,902
Copart, Inc.*	40	3,213
CoStar Group, Inc.*	194	115,081
Deluxe Corp.	6,945	341,416
Ennis, Inc.	12	243
FTI Consulting, Inc.*	8,469	897,629
Heidrick & Struggles International, Inc.	87	2,375

The accompanying notes are an integral part of the financial statements.

37

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
IHS Markit Ltd. (Bermuda)*	4,569	$305,575
KAR Auction Services, Inc.	46	1,129
Kelly Services, Inc., Class A	160	3,875
ManpowerGroup, Inc.	9,152	770,965
Robert Half International, Inc.	600	33,396
Steelcase, Inc., Class A	655	12,052
Tetra Tech, Inc.	8,803	763,748
Thomson Reuters Corp. (Canada)	17,340	1,159,699
TransUnion	5,090	412,850
TriNet Group, Inc.*	1,309	81,407
UniFirst Corp.	2,969	579,311
Verisk Analytics, Inc.	1,524	241,005
Waste Management, Inc.	701	80,615

		8,357,807

Consumer Durables & Apparel — 2.9%
Brunswick Corp.	1,257	65,515
Carter’s, Inc.	1,902	173,481
Cavco Industries, Inc.*	46	8,836
Deckers Outdoor Corp.*	606	89,300
Fossil Group, Inc.*	10,915	136,547
Garmin Ltd. (Switzerland)	5,898	499,502
Hasbro, Inc.	16,000	1,899,040
La-Z-Boy, Inc.	2,908	97,680
Mattel, Inc.*	4,615	52,565
Newell Brands, Inc.(a)	169,195	3,167,330
Polaris, Inc.	732	64,423
PVH Corp.	301	26,557
Ralph Lauren Corp.	3,948	376,916
Skyline Champion Corp.*	6,305	189,717
Sonos, Inc.*	25,814	346,166
Steven Madden Ltd.	7,100	254,109
TopBuild Corp.*	20,662	1,992,437
VF Corp.(a)	51,047	4,542,673
Whirlpool Corp.	8,026	1,270,997

		15,253,791

Consumer Services — 2.7%
BJ’s Restaurants, Inc.	167	6,486
Bloomin’ Brands, Inc.	731	13,838
Boyd Gaming Corp.	3,542	84,831
Career Education Corp.*	1,183	18,798
Cheesecake Factory, Inc. (The)	5,049	210,442
Choice Hotels International, Inc.	6,163	548,261
Cracker Barrel Old Country Store, Inc.	1,760	286,264

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Darden Restaurants, Inc.	9,546	$1,128,528
Dave & Buster’s Entertainment, Inc.	3,331	129,742
Denny’s Corp.*	90	2,049
Dine Brands Global, Inc.	1,999	151,644
Dunkin’ Brands Group, Inc.	387	30,712
frontdoor, Inc.*	38,347	1,862,514
Graham Holdings Co., Class B	7	4,644
Hilton Worldwide Holdings, Inc.	8,386	780,820
Laureate Education, Inc., Class A*	15,230	252,437
Marriott International, Inc., Class A	3,986	495,739
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	21,435	1,109,690
Planet Fitness, Inc., Class A*	3,424	198,147
Restaurant Brands International, Inc. (Canada)	55	3,913
SeaWorld Entertainment, Inc.*	6,164	162,237
Starbucks Corp.	14,179	1,253,707
Strategic Education, Inc.	577	78,403
Wendy’s Co. (The)	20,292	405,434
WW International, Inc.*	33,772	1,277,257
Wyndham Hotels & Resorts, Inc.	2,452	126,867
Yum! Brands, Inc.	29,668	3,365,241

		13,988,645

Energy — 4.6%
Apache Corp.	19,309	494,310
Cabot Oil & Gas Corp.	2,996	52,640
Cactus, Inc., Class A*	1,746	50,529
California Resources Corp.*	3,918	39,964
Chevron Corp.(a)	48,782	5,785,545
ConocoPhillips	7,148	407,293
Core Laboratories NV (Netherlands)	2,187	101,958
Crescent Point Energy Corp. (Canada)	57,225	243,779
CVR Energy, Inc.	16,228	714,519
Delek US Holdings, Inc.	1,728	62,726
Devon Energy Corp.	9,386	225,827
Dorian LPG Ltd. (Marshall Islands)*	1,936	20,057
Enbridge, Inc. (Canada)	39,192	1,374,855
EOG Resources, Inc.	421	31,247
Helix Energy Solutions Group, Inc.*	36,447	293,763
Helmerich & Payne, Inc.	596	23,882
HollyFrontier Corp.(a)	25,875	1,387,935
Keane Group, Inc.*	5,104	30,930
Kinder Morgan, Inc.	58,050	1,196,411

The accompanying notes are an integral part of the financial statements.

38

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Oil Corp.	14,003	$171,817
Marathon Petroleum Corp.	73,904	4,489,668
National Oilwell Varco, Inc.	14,562	308,714
Occidental Petroleum Corp.	5,489	244,096
Patterson-UTI Energy, Inc.	777	6,643
Pioneer Natural Resources Co.	1,834	230,662
Range Resources Corp.	713	2,724
Schlumberger Ltd. (Curacao)	1,626	55,560
TechnipFMC PLC (United Kingdom)	77,432	1,869,209
Valero Energy Corp.(a)	43,697	3,724,732
W&T Offshore, Inc.*	7,205	31,486
World Fuel Services Corp.	145	5,791

		23,679,272

Food & Staples Retailing — 0.9%
BJ’s Wholesale Club Holdings, Inc.*	28,631	740,684
Ingles Markets, Inc., Class A	42	1,632
Kroger Co. (The)	39,191	1,010,344
Sprouts Farmers Market, Inc.*	3,698	71,519
Sysco Corp.	17,350	1,377,590
US Foods Holding Corp.*	19,762	812,218
Walgreens Boots Alliance, Inc.	3,734	206,528
Walmart, Inc.	4,665	553,642
Weis Markets, Inc.	80	3,051

		4,777,208

Food, Beverage & Tobacco — 4.5%
Altria Group, Inc.	25,895	1,059,106
Campbell Soup Co.	38,506	1,806,702
Coca-Cola Co. (The)	4,298	233,983
Conagra Brands, Inc.	7,311	224,302
General Mills, Inc.	117,035	6,450,969
Hershey Co. (The)(a)	36,866	5,713,861
Hormel Foods Corp.	5,528	241,739
JM Smucker Co. (The)	3,473	382,099
John B. Sanfilippo & Son, Inc.	349	33,713
Kellogg Co.	9,295	598,133
Kraft Heinz Co. (The)	1,269	35,450
McCormick & Co., Inc., non-voting shares(a)	9,832	1,536,742
Mondelez International, Inc., Class A	2,905	160,705
Monster Beverage Corp.*	3,690	214,241
PepsiCo, Inc.(a)	20,104	2,756,258
Philip Morris International, Inc.	16,826	1,277,598
Pilgrim’s Pride Corp.*	15,527	497,563

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Universal Corp.	24	$1,315

		23,224,479

Health Care Equipment & Services — 7.5%
Abbott Laboratories	1	84
Allscripts Healthcare Solutions, Inc.*	757	8,312
AmerisourceBergen Corp.(a)	29,917	2,463,067
Anthem, Inc.	1,081	259,548
Cardinal Health, Inc.	13,112	618,755
Centene Corp.*	3,595	155,520
Cerner Corp.	1,419	96,733
Cigna Corp.	4,354	660,894
Corindus Vascular Robotics, Inc.*	7,290	31,201
CorVel Corp.*	20	1,514
CVS Health Corp.(a)	81,652	5,149,792
Danaher Corp.	5,798	837,405
DaVita, Inc.*	18,233	1,040,557
DENTSPLY SIRONA, Inc.	32,803	1,748,728
HealthEquity, Inc.*	9,220	526,877
Henry Schein, Inc.*	7,439	472,377
Hill-Rom Holdings, Inc.(a)	11,811	1,242,872
HMS Holdings Corp.*	53,866	1,856,492
Humana, Inc.(a)	8,524	2,179,331
Inmode Ltd. (Israel)*	220	4,732
Inovalon Holdings, Inc., Class A*	39	639
Integer Holdings Corp.*	29,397	2,221,237
Integra LifeSciences Holdings Corp.*	6,256	375,798
Laboratory Corp. of America Holdings*	6,292	1,057,056
LHC Group, Inc.*	85	9,653
LivaNova PLC (United Kingdom)*	10,364	764,760
Magellan Health, Inc.*	1,029	63,901
Masimo Corp.*	3,014	448,453
McKesson Corp.(a)	32,572	4,451,290
Medtronic PLC (Ireland)	2,635	286,214
National Research Corp.	1	58
Natus Medical, Inc.*	11,889	378,546
NextGen Healthcare, Inc.*	16	251
Novocure Ltd. (Jersey)*	14,860	1,111,231
Omnicell, Inc.*	2,037	147,214
Quest Diagnostics, Inc.	16,834	1,801,743
STERIS PLC (Ireland)	7,874	1,137,714
Teladoc Health, Inc.*	1,609	108,962
Tivity Health, Inc.*	1,471	24,463

The accompanying notes are an integral part of the financial statements.

39

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
UnitedHealth Group, Inc.	4,333	$941,648
Universal Health Services, Inc., Class B(a)	14,069	2,092,764
Veeva Systems, Inc., Class A*	13,132	2,005,125
West Pharmaceutical Services, Inc.	2,659	377,099

		39,160,610

Household & Personal Products — 1.0%
Avon Products, Inc.*	41,201	181,284
Church & Dwight Co., Inc.	182	13,694
Colgate-Palmolive Co.	23,796	1,749,244
Coty, Inc., Class A	43,540	457,605
Edgewell Personal Care Co.*	3,216	104,488
elf Beauty, Inc.*	688	12,047
Estee Lauder Cos., Inc. (The), Class A(a)	6,601	1,313,269
Kimberly-Clark Corp.	1,970	279,839
Procter & Gamble Co. (The)	7,735	962,079

		5,073,549

Materials — 3.0%
AK Steel Holding Corp.*	38,344	87,041
Ashland Global Holdings, Inc.	7,737	596,136
Avery Dennison Corp.	1,164	132,196
Axalta Coating Systems Ltd. (Bermuda)*	6,319	190,518
Carpenter Technology Corp.	2,709	139,947
Celanese Corp.	4,609	563,635
CF Industries Holdings, Inc.	37,458	1,842,934
Corteva, Inc.	18,393	515,004
DuPont de Nemours, Inc.	37,737	2,691,025
Eagle Materials, Inc.	6,422	578,044
Ecolab, Inc.	845	167,344
FMC Corp.	6,929	607,535
Franco-Nevada Corp. (Canada)	27	2,461
Graphic Packaging Holding Co.	1,566	23,099
H.B. Fuller Co.	5,197	241,972
Innospec, Inc.	4,756	423,950
Koppers Holdings, Inc.*	812	23,719
Kraton Corp.*	19,633	633,950
Linde PLC (Ireland)	353	68,383
Martin Marietta Materials, Inc.	3,269	896,033
Minerals Technologies, Inc.	224	11,892
Neenah, Inc.	277	18,038
New Gold, Inc. (Canada)*	634	640

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
NewMarket Corp.	659	$311,107
Nucor Corp.	10,142	516,329
Packaging Corp. of America	17,530	1,859,933
PolyOne Corp.	10,241	334,369
Quaker Chemical Corp.	57	9,014
Reliance Steel & Aluminum Co.	8,240	821,198
Schnitzer Steel Industries, Inc., Class A	138	2,851
Scotts Miracle-Gro Co. (The)	2,603	265,037
Sealed Air Corp.	6,504	269,981
Steel Dynamics, Inc.	3,812	113,598
Summit Materials, Inc., Class A*	17,204	381,929
Warrior Met Coal, Inc.	77	1,503
Westrock Co.	6,214	226,500
Worthington Industries, Inc.	210	7,571

		15,576,416

Media & Entertainment — 3.4%
Activision Blizzard, Inc.(a)	70,052	3,707,152
Alphabet, Inc., Class A*	89	108,681
Altice USA, Inc., Class A*	5,229	149,968
AMC Networks, Inc., Class A*	781	38,394
CBS Corp., Class B, non-voting shares	1,049	42,348
Charter Communications, Inc., Class A*	7,117	2,933,058
Cinemark Holdings, Inc.	125	4,830
Comcast Corp., Class A	54,099	2,438,783
Discovery, Inc., Class A*	19,059	507,541
DISH Network Corp., Class A(a)*	36,833	1,254,900
Electronic Arts, Inc.*	6,926	677,501
Facebook, Inc., Class A*	15,892	2,830,047
Fox Corp., Class A	10,100	318,504
IAC/InterActiveCorp.*	1	218
Interpublic Group of Cos., Inc. (The)	552	11,901
MSG Networks, Inc., Class A*	621	10,073
News Corp., Class A	21,604	300,728
Omnicom Group, Inc.	11,753	920,260
Snap, Inc., Class A*	14,530	229,574
TechTarget, Inc.*	72	1,622
TEGNA, Inc.	13,202	205,027
TripAdvisor, Inc.*	7,289	281,939
Viacom, Inc., Class B	13,380	321,521
Walt Disney Co. (The)	2,557	333,228

		17,627,798

The accompanying notes are an integral part of the financial statements.

40

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)

Pharmaceuticals, Biotechnology & Life Sciences — 7.6%
ACADIA Pharmaceuticals, Inc.*	699	$25,157
Alexion Pharmaceuticals, Inc.*	4,309	422,023
Amgen, Inc.	1,429	276,526
Anika Therapeutics, Inc.*	35	1,921
Arrowhead Pharmaceuticals, Inc.*	33,214	935,971
Bausch Health Cos, Inc. (Canada)*	14,580	318,573
Biogen, Inc.*	3,491	812,775
Bio-Rad Laboratories, Inc., Class A*	1,566	521,071
Bristol-Myers Squibb Co.(a)	141,404	7,170,597
Bruker Corp.	10,716	470,754
Celgene Corp.(a)*	109,901	10,913,169
Eagle Pharmaceuticals, Inc.*	4,295	242,968
Eli Lilly & Co.(a)	21,607	2,416,311
Enanta Pharmaceuticals, Inc.*	295	17,724
Exelixis, Inc.*	9,963	176,196
FibroGen, Inc.*	2,845	105,208
Genomic Health, Inc.*	1,199	81,316
Gilead Sciences, Inc.(a)	33,605	2,129,885
Horizon Therapeutics PLC (Ireland)*	13,085	356,305
Incyte Corp.*	3,084	228,925
Innoviva, Inc.*	614	6,472
Ionis Pharmaceuticals, Inc.*	3,160	189,316
Johnson & Johnson	8,453	1,093,649
Medpace Holdings, Inc.(a)*	31,836	2,675,497
Merck & Co., Inc.	41,286	3,475,456
Mettler-Toledo International, Inc.*	312	219,773
Momenta Pharmaceuticals, Inc.*	1,818	23,561
Mylan NV (Netherlands)*	1,546	30,580
Natera, Inc.*	7,134	233,995
Neurocrine Biosciences, Inc.*	75	6,758
Pacira BioSciences, Inc.*	224	8,528
Perrigo Co. PLC (Ireland)	20,995	1,173,411
Portola Pharmaceuticals, Inc.*	6,914	185,433
Principia Biopharma, Inc.*	132	3,728
Radius Health, Inc.*	5,190	133,643
Repligen Corp.*	2,166	166,111
Seattle Genetics, Inc.*	55	4,697
Supernus Pharmaceuticals, Inc.*	1,598	43,913
United Therapeutics Corp.*	4,600	366,850
Vanda Pharmaceuticals, Inc.*	12,204	162,069
Veracyte, Inc.*	979	23,496
Vertex Pharmaceuticals, Inc.*	5,113	866,244
Waters Corp.*	3,945	880,642

	Number of Shares	Value
COMMON STOCKS — (Continued)

Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Xencor, Inc.*	364	$12,278

		39,609,475

Retailing — 8.7%
Asbury Automotive Group, Inc.*	3,544	362,658
AutoNation, Inc.*	6,976	353,683
AutoZone, Inc.*	2,704	2,932,812
Best Buy Co., Inc.(a)	25,341	1,748,276
Dollar General Corp.	23,385	3,716,812
eBay, Inc.	216,753	8,449,032
Genesco, Inc.*	1,101	44,062
Group 1 Automotive, Inc.	15,198	1,402,927
Home Depot, Inc. (The)(a)	30,662	7,114,197
Kohl’s Corp.	5,670	281,572
L Brands, Inc.	1,114	21,823
LKQ Corp.*	23,593	742,000
Lowe’s Cos., Inc.(a)	54,544	5,997,658
Nordstrom, Inc.	2,978	100,269
O’Reilly Automotive, Inc.*	347	138,283
Pool Corp.	325	65,553
RH*	6,480	1,106,978
Ross Stores, Inc.(a)	23,033	2,530,175
Shutterstock, Inc.*	173	6,249
Signet Jewelers Ltd. (Bermuda)	16,387	274,646
Sleep Number Corp.*	2,538	104,870
Stamps.com, Inc.*	4,467	332,568
Stitch Fix, Inc., Class A*	1,477	28,432
Target Corp.(a)	53,380	5,706,856
Tiffany & Co.	2,500	231,575
TJX Cos., Inc. (The)(a)	3,528	196,651
Tractor Supply Co.	7,640	690,962
Ulta Beauty, Inc.*	277	69,430
Zumiez, Inc.*	8,921	282,573

		45,033,582

Semiconductors & Semiconductor Equipment — 6.7%
Amkor Technology, Inc.*	14,560	132,496
Analog Devices, Inc.	12,252	1,368,916
Applied Materials, Inc.(a)	165,584	8,262,642
Cirrus Logic, Inc.*	7,375	395,153
Cree, Inc.*	6,417	314,433
Diodes, Inc.*	21,560	865,634
Enphase Energy, Inc.*	6,111	135,848
Impinj, Inc.*	1,762	54,322
Intel Corp.(a)	22,457	1,157,209

The accompanying notes are an integral part of the financial statements.

41

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)

Semiconductors & Semiconductor Equipment — (Continued)
Lam Research Corp.(a)	33,637	$7,773,847
Lattice Semiconductor Corp.*	23,643	432,312
Marvell Technology Group Ltd. (Bermuda)	22,571	563,598
Maxim Integrated Products, Inc.	81	4,691
Microchip Technology, Inc.	4,218	391,894
Micron Technology, Inc.(a)*	88,512	3,792,739
ON Semiconductor Corp.*	11,282	216,727
Qorvo, Inc.(a)*	35,955	2,665,704
QUALCOMM, Inc.	12,586	960,060
Skyworks Solutions, Inc.	5,011	397,122
SMART Global Holdings, Inc. (Cayman Islands)*	5,332	135,859
Teradyne, Inc.	19,749	1,143,665
Texas Instruments, Inc.	2,541	328,399
Universal Display Corp.	3,817	640,874
Versum Materials, Inc.	33,209	1,757,752
Xilinx, Inc.	9,887	948,163

		34,840,059

Software & Services — 13.1%
Accenture PLC, Class A (Ireland)	24,215	4,657,755
Alarm.com Holdings, Inc.*	2,952	137,681
Alliance Data Systems Corp.	87	11,147
Alteryx, Inc., Class A*	19,501	2,094,992
Amdocs, Ltd. (Guernsey)	9,083	600,477
ANSYS, Inc.*	5,717	1,265,515
Appfolio, Inc., Class A*	11,542	1,098,106
Aspen Technology, Inc.*	18,295	2,251,749
Automatic Data Processing, Inc.	19,758	3,189,336
Blackbaud, Inc.	9,653	872,052
Booz Allen Hamilton Holding Corp.	6,682	474,556
Broadridge Financial Solutions, Inc.	9,096	1,131,815
CACI International, Inc., Class A*	1,621	374,872
Cadence Design Systems, Inc.*	23,523	1,554,400
Cardtronics PLC, Class A (United Kingdom)*	1,218	36,832
Citrix Systems, Inc.	3,024	291,876
CommVault Systems, Inc.*	78	3,487
CSG Systems International, Inc.	182	9,406
DXC Technology Co.	1,514	44,663
Endurance International Group Holdings, Inc.*	60	225
Euronet Worldwide, Inc.*	1,522	222,669

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fair Isaac Corp.(a)*	4,636	$1,407,119
Fidelity National Information Services, Inc.	8,249	1,095,137
FleetCor Technologies, Inc.*	13,374	3,835,396
Fortinet, Inc.*	7,584	582,148
Global Payments, Inc.	2,267	360,453
Globant SA (Luxembourg)*	8,686	795,464
International Business Machines Corp.(a)	68,953	10,027,145
Intuit, Inc.(a)	14,840	3,946,550
j2 Global, Inc.	14	1,271
KBR, Inc.	20,420	501,107
Leidos Holdings, Inc.	12,523	1,075,475
Manhattan Associates, Inc.*	19,800	1,597,266
Mastercard, Inc., Class A	4,465	1,212,560
Microsoft Corp.	17,422	2,422,181
Model N, Inc.*	1,059	29,398
Nuance Communications, Inc.(a)*	102,965	1,679,359
Open Text Corp. (Canada)	3,687	150,466
Oracle Corp.(a)	28,890	1,589,817
Paycom Software, Inc.(a)*	14,202	2,975,177
Paylocity Holding Corp.*	4,669	455,601
PayPal Holdings, Inc.*	13,894	1,439,279
Perspecta, Inc.	7,468	195,064
Progress Software Corp.	3	114
Qualys, Inc.*	17,845	1,348,547
Sabre Corp.	5,727	128,256
salesforce.com, Inc.*	4,630	687,277
SPS Commerce, Inc.*	21,802	1,026,220
Symantec Corp.	34,572	816,936
Synopsys, Inc.*	1,305	179,111
Trade Desk, Inc. (The), Class A*	216	40,511
TTEC Holdings, Inc.	55	2,633
Verint Systems, Inc.*	8,075	345,448
VeriSign, Inc.*	7,426	1,400,766
Visa, Inc., Class A(a)	13,095	2,252,471
VMware, Inc., Class A	985	147,809
Western Union Co. (The)	86,666	2,008,051

		68,081,194

Technology Hardware & Equipment — 7.1%
Acacia Communications, Inc.(a)*	23,396	1,530,098
Amphenol Corp., Class A	19,497	1,881,460
Apple, Inc.(a)	50,261	11,256,956

The accompanying notes are an integral part of the financial statements.

42

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)

Technology Hardware & Equipment — (Continued)
Arista Networks, Inc.*	844	$201,648
Avnet, Inc.	862	38,346
Belden, Inc.	9,539	508,810
CDW Corp.	3,890	479,404
Cisco Systems, Inc.(a)	16,727	826,481
Cognex Corp.	9,927	487,714
Coherent, Inc.*	2,688	413,199
Diebold Nixdorf, Inc.*	50,836	569,363
EchoStar Corp., Class A*	11,962	473,934
ePlus, Inc.*	117	8,903
Fabrinet (Cayman Islands)*	2,528	132,214
Hewlett Packard Enterprise Co.(a)	107,945	1,637,526
HP, Inc.	55,272	1,045,746
Itron, Inc.*	8,703	643,674
Jabil, Inc.	1,394	49,863
Juniper Networks, Inc.	1,760	43,560
KEMET Corp.	1,623	29,506
Keysight Technologies, Inc.(a)*	27,033	2,628,959
Knowles Corp.*	5,048	102,676
Lumentum Holdings, Inc.*	1,430	76,591
Motorola Solutions, Inc.(a)	4,705	801,779
MTS Systems Corp.	295	16,299
NCR Corp.*	19,758	623,562
NetApp, Inc.	1,340	70,363
NETGEAR, Inc.*	573	18,462
OSI Systems, Inc.*	1,618	164,324
Rogers Corp.*	400	54,684
Seagate Technology PLC (Ireland)	48,996	2,635,495
TE Connectivity Ltd. (Switzerland)	41,853	3,899,863
Tech Data Corp.*	1,450	151,148
TTM Technologies, Inc.*	14,140	172,437
Vishay Intertechnology, Inc.	2,084	35,282
Xerox Holdings Corp.(a)	70,251	2,101,207
Zebra Technologies Corp., Class A*	4,212	869,230

		36,680,766

Telecommunication Services — 1.6%
AT&T, Inc.	156,761	5,931,836
CenturyLink, Inc.	16,257	202,887
Cogent Communications Holdings, Inc.	3,198	176,210
Intelsat SA (Luxembourg)*	34,215	780,102
T-Mobile US, Inc.*	3,291	259,232
Verizon Communications, Inc.	11,081	668,849

		8,019,116

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 3.5%
Alaska Air Group, Inc.	10,110	$656,240
ArcBest Corp.	2,173	66,168
Canadian Pacific Railway Ltd. (Canada)	511	113,677
CH Robinson Worldwide, Inc.	13,269	1,124,946
CSX Corp.(a)	46,518	3,222,302
Delta Air Lines, Inc.	15,915	916,704
Echo Global Logistics, Inc.*	2,968	67,225
Expeditors International of Washington, Inc.	5,149	382,519
FedEx Corp.	3,997	581,843
Genesee & Wyoming, Inc., Class A*	3,279	362,362
Hub Group, Inc., Class A*	12,434	578,181
Kansas City Southern(a)	20,242	2,692,388
Landstar System, Inc.	11,777	1,325,855
Norfolk Southern Corp.	3,927	705,525
Old Dominion Freight Line, Inc.	26	4,419
Schneider National, Inc., Class B	23,587	512,310
Southwest Airlines Co.(a)	64,608	3,489,478
Union Pacific Corp.(a)	5,007	811,034
United Airlines Holdings, Inc.*	1,251	110,601
XPO Logistics, Inc.*	8,827	631,748

		18,355,525

Utilities — 0.9%
American Water Works Co., Inc.	1,928	239,515
CMS Energy Corp.	4,796	306,704
Fortis, Inc. (Canada)	4,872	206,232
Northwest Natural Holding Co.	354	25,254
NRG Energy, Inc.	40,055	1,586,178
Ormat Technologies, Inc.	819	60,844
Sempra Energy	8,646	1,276,236
TransAlta Corp. (Canada)	131	852
Vistra Energy Corp.	34,890	932,610

		4,634,425

TOTAL COMMON STOCKS (Cost $403,175,750)		492,490,064

TOTAL LONG POSITIONS - 94.9%		$492,490,064

(Cost $403,175,750)

The accompanying notes are an integral part of the financial statements.

43

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
SHORT POSITIONS — 0.0%
COMMON STOCKS — 0.0%
Materials — (0.0)%
A. Schulman, Inc. CVR(b)*	(10,821)	$(5,659)

TOTAL COMMON STOCK (Proceeds $21,642)		(5,659)

TOTAL SECURITES SOLD SHORT - 0.0%		(5,659)

(Proceeds $21,642)

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%		26,582,774

NET ASSETS - 100.0%		$519,067,179

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR   Contingent Value Rights

PLC    Public Limited Company

Over-the-counter total return swaps outstanding as of September 30, 2019.

The Fund maintains a basket of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The basket matures on August 27, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 4.0% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of September 30, 2019:

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	46,937	$1,470,067	$1,721,648	$260,552
Ford Motor Co.	Morgan Stanley	289,104	2,643,780	2,648,193	7,126
Garrett Motion, Inc.	Morgan Stanley	13,866	138,521	138,105	(273)
General Motors Co.	Morgan Stanley	815	30,030	30,546	547
Gentherm, Inc.	Morgan Stanley	6,149	221,706	252,632	31,153
Harley-Davidson, Inc.	Morgan Stanley	4,550	160,544	163,664	3,412
Magna International, Inc. (Canada)	Morgan Stanley	6,619	329,632	352,991	23,697

		368,040	4,994,280	5,307,779	326,214

Capital Goods
3M Co.	Morgan Stanley	24,391	3,868,228	4,009,880	145,622

The accompanying notes are an integral part of the financial statements.

44

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Acuity Brands, Inc.	Morgan Stanley	1,603	$194,009	$216,068	$25,077
Advanced Drainage Systems, Inc.	Morgan Stanley	2,573	81,013	83,031	2,102
Albany International Corp., Class A	Morgan Stanley	323	25,704	29,122	3,501
Allison Transmission Holdings, Inc.	Morgan Stanley	10,246	485,046	482,074	(2,795)
AMETEK, Inc.	Morgan Stanley	15,664	1,346,822	1,438,268	94,951
Armstrong World Industries, Inc.	Morgan Stanley	5,870	549,549	567,629	18,586
AZZ, Inc.	Morgan Stanley	4,057	161,432	176,723	15,541
Barnes Group, Inc.	Morgan Stanley	3,490	149,302	179,875	33,424
BMC Stock Holdings, Inc.	Morgan Stanley	113	2,879	2,958	85
Builders FirstSource, Inc.	Morgan Stanley	16,174	319,686	332,780	13,422
Carlisle Cos., Inc.	Morgan Stanley	267	37,679	38,859	1,473
Caterpillar, Inc.	Morgan Stanley	22,857	2,661,270	2,887,068	228,528
Continental Building Products, Inc.	Morgan Stanley	17,978	460,370	490,620	31,431
Crane Co.	Morgan Stanley	1,158	84,465	93,370	9,443
Cummins, Inc.	Morgan Stanley	1,036	154,814	168,526	13,871
Dover Corp.	Morgan Stanley	4,685	454,679	466,439	14,312
Eaton Corp. PLC (Ireland)	Morgan Stanley	492	41,422	40,910	(471)
Emerson Electric Co.	Morgan Stanley	19,990	1,167,416	1,336,531	170,313
Encore Wire Corp.	Morgan Stanley	2,715	142,261	152,800	10,684
Flowserve Corp.	Morgan Stanley	19,565	786,904	913,881	144,054
Foundation Building Materials, Inc.	Morgan Stanley	2,544	42,334	39,407	(2,885)
Gardner Denver Holdings, Inc.	Morgan Stanley	4,592	127,372	129,908	2,666
GMS, Inc.	Morgan Stanley	4,139	117,166	118,872	1,825
GrafTech International Ltd.	Morgan Stanley	65,379	754,848	836,851	88,095
Great Lakes Dredge & Dock Corp.	Morgan Stanley	2,941	29,169	30,733	1,594
Harsco Corp.	Morgan Stanley	15,385	289,853	291,700	2,478
HD Supply Holdings, Inc.	Morgan Stanley	7,423	285,301	290,796	5,787
HEICO Corp.	Morgan Stanley	2,778	357,910	346,917	(10,626)
Herc Holdings, Inc.	Morgan Stanley	13,330	518,026	619,978	102,483
Hillenbrand, Inc.	Morgan Stanley	14,686	427,183	453,504	31,036
Honeywell International, Inc.	Morgan Stanley	3,199	542,582	541,271	(877)
IDEX Corp.	Morgan Stanley	1,935	316,830	317,108	602
Illinois Tool Works, Inc.	Morgan Stanley	3,366	488,272	526,745	42,587
Jacobs Engineering Group, Inc.	Morgan Stanley	7,796	711,917	713,334	2,148
L3Harris Technologies, Inc.	Morgan Stanley	121	25,776	25,245	(505)
Lockheed Martin Corp.	Morgan Stanley	161	62,893	62,800	(30)
Manitowoc Co., Inc. (The)	Morgan Stanley	36,599	434,796	457,488	23,203
Masco Corp.	Morgan Stanley	3,869	158,459	161,260	2,963
MasTec, Inc.	Morgan Stanley	3,852	248,161	250,110	2,204
MRC Global, Inc.	Morgan Stanley	17,347	208,511	210,419	2,122
Navistar International Corp.	Morgan Stanley	35,866	785,108	1,008,193	223,891
Northrop Grumman Corp.	Morgan Stanley	1,407	499,612	527,330	33,019
Parker-Hannifin Corp.	Morgan Stanley	15,616	2,620,164	2,820,406	202,756
Quanex Building Products Corp.	Morgan Stanley	222	4,079	4,014	(56)
Regal Beloit Corp.	Morgan Stanley	10,990	757,782	800,622	47,514
Rexnord Corp.	Morgan Stanley	42,006	1,095,054	1,136,262	42,331
Rockwell Automation, Inc.	Morgan Stanley	10,485	1,553,167	1,727,928	176,355
Roper Technologies, Inc.	Morgan Stanley	2,414	854,822	860,832	6,980
Snap-on, Inc.	Morgan Stanley	10,215	1,602,875	1,599,056	(2,174)

The accompanying notes are an integral part of the financial statements.

45

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
SPX Corp.	Morgan Stanley	837	$33,589	$33,488	$(66)
SPX FLOW, Inc.	Morgan Stanley	19,463	662,359	768,010	106,446
Stanley Black & Decker, Inc.	Morgan Stanley	9,438	1,219,098	1,362,942	159,183
Systemax, Inc.	Morgan Stanley	8,295	183,619	182,573	(858)
Textron, Inc.	Morgan Stanley	41,406	1,987,078	2,027,238	42,431
Timken Co. (The)	Morgan Stanley	21,514	819,038	936,074	121,194
United Rentals, Inc.	Morgan Stanley	13,061	1,362,150	1,627,923	267,171
United Technologies Corp.	Morgan Stanley	13,242	1,707,827	1,807,798	101,751
WW Grainger, Inc.	Morgan Stanley	215	58,320	63,887	6,415

		643,381	37,128,050	39,826,434	2,804,307

Commercial & Professional Services
ASGN, Inc.	Morgan Stanley	2,607	159,254	163,876	4,785
BrightView Holdings, Inc.	Morgan Stanley	254	4,482	4,356	(122)
Cintas Corp.	Morgan Stanley	6,102	1,554,000	1,635,946	83,541
Clean Harbors, Inc.	Morgan Stanley	2,728	199,117	210,602	11,689
Copart, Inc.	Morgan Stanley	34	2,724	2,731	9
CoStar Group, Inc.	Morgan Stanley	822	480,627	487,610	6,652
Ennis, Inc.	Morgan Stanley	24	478	485	7
Heidrick & Struggles International, Inc.	Morgan Stanley	4,618	118,255	126,071	7,937
IHS Markit Ltd. (Bermuda)	Morgan Stanley	5,171	342,424	345,836	3,763
KAR Auction Services, Inc.	Morgan Stanley	40	988	982	(5)
Kelly Services, Inc., Class A	Morgan Stanley	967	23,428	23,421	16
Korn Ferry	Morgan Stanley	15,459	576,266	597,336	23,863
ManpowerGroup, Inc.	Morgan Stanley	1,995	158,208	168,059	10,013
Republic Services, Inc.	Morgan Stanley	43,381	3,724,259	3,754,626	52,509
Robert Half International, Inc.	Morgan Stanley	38,738	2,141,897	2,156,157	15,987
Steelcase, Inc., Class A	Morgan Stanley	1,063	19,820	19,559	(141)
TransUnion	Morgan Stanley	3,725	300,948	302,135	1,496
TriNet Group, Inc.	Morgan Stanley	1,713	108,517	106,531	(1,874)
UniFirst Corp.	Morgan Stanley	405	78,069	79,024	1,036
Verisk Analytics, Inc.	Morgan Stanley	2,341	363,136	370,206	8,335
Waste Management, Inc.	Morgan Stanley	12,848	1,460,561	1,477,520	19,259

		145,035	11,817,458	12,033,069	248,755

Consumer Durables & Apparel
Brunswick Corp.	Morgan Stanley	1,286	58,089	67,026	8,997
Carter’s, Inc.	Morgan Stanley	6,390	568,455	582,832	15,089
Cavco Industries, Inc.	Morgan Stanley	42	7,959	8,068	116
Deckers Outdoor Corp.	Morgan Stanley	6,128	927,657	903,022	(26,498)
Fossil Group, Inc.	Morgan Stanley	45,685	586,311	571,519	(15,768)
Garmin Ltd. (Switzerland)	Morgan Stanley	23,801	1,997,142	2,015,707	34,682
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	4,579	682,958	721,925	41,533
La-Z-Boy, Inc.	Morgan Stanley	6,343	197,451	213,061	16,637
Mattel, Inc.	Morgan Stanley	148,850	1,369,420	1,695,402	334,570
Polaris, Inc.	Morgan Stanley	2,388	185,667	210,168	26,592
PVH Corp.	Morgan Stanley	11,657	818,661	1,028,497	211,103
Ralph Lauren Corp.	Morgan Stanley	18,758	1,633,717	1,790,826	170,544
Skyline Champion Corp.	Morgan Stanley	1,835	52,739	55,215	2,530

The accompanying notes are an integral part of the financial statements.

46

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Tapestry, Inc.	Morgan Stanley	14,956	$306,299	$389,604	$133,346
TopBuild Corp.	Morgan Stanley	451	40,932	43,490	2,599
Under Armour, Inc., Class C	Morgan Stanley	19,185	309,262	347,824	41,538
VF Corp.	Morgan Stanley	4,324	350,028	384,793	55,466
Whirlpool Corp.	Morgan Stanley	607	82,769	96,125	13,450

		317,265	10,175,516	11,125,104	1,066,526

Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	719	27,461	27,387	(46)
BJ’s Restaurants, Inc.	Morgan Stanley	12,574	445,834	488,374	43,304
Bloomin’ Brands, Inc.	Morgan Stanley	39,603	641,569	749,685	111,751
Boyd Gaming Corp.	Morgan Stanley	2,081	48,779	49,840	1,257
Bright Horizons Family Solutions, Inc.	Morgan Stanley	159	23,972	24,247	300
Career Education Corp.	Morgan Stanley	6,512	126,003	103,476	(22,398)
Cheesecake Factory, Inc. (The)	Morgan Stanley	14,777	539,425	615,905	77,265
Choice Hotels International, Inc.	Morgan Stanley	60	5,303	5,338	40
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	2,485	410,352	404,185	(5,746)
Darden Restaurants, Inc.	Morgan Stanley	2,961	361,099	350,049	(10,680)
Dave & Buster’s Entertainment, Inc.	Morgan Stanley	3,846	153,435	149,802	(3,476)
Denny’s Corp.	Morgan Stanley	672	15,304	15,298	10
Dine Brands Global, Inc.	Morgan Stanley	74	5,272	5,614	443
Dunkin’ Brands Group, Inc.	Morgan Stanley	2,058	165,584	163,323	(2,091)
Everi Holdings, Inc.	Morgan Stanley	25,123	225,102	212,541	(12,332)
frontdoor, Inc.	Morgan Stanley	140	6,940	6,800	(134)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	17,282	1,578,051	1,609,127	32,695
International Game Technology PLC (United Kingdom)	Morgan Stanley	65,594	766,134	932,091	173,092
Laureate Education, Inc., Class A	Morgan Stanley	23,326	390,173	386,628	(3,144)
Marriott International, Inc., Class A	Morgan Stanley	4,449	561,178	553,322	(7,281)
McDonald’s Corp.	Morgan Stanley	4,209	882,543	903,714	27,233
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	3,611	184,204	186,941	2,926
Planet Fitness, Inc., Class A	Morgan Stanley	6,487	406,493	375,403	(30,674)
Restaurant Brands International, Inc. (Canada)	Morgan Stanley	229	16,238	16,291	69
Scientific Games Corp.	Morgan Stanley	61,018	1,025,102	1,241,716	217,665
SeaWorld Entertainment, Inc.	Morgan Stanley	8,610	240,926	226,615	(14,064)
Starbucks Corp.	Morgan Stanley	11,017	1,000,916	974,123	(25,766)
Strategic Education, Inc.	Morgan Stanley	1,689	266,689	229,501	(36,914)
Wendy’s Co. (The)	Morgan Stanley	4,651	93,292	92,927	(270)
Yum! Brands, Inc.	Morgan Stanley	12,319	1,420,011	1,397,344	(23,959)

		338,335	12,033,384	12,497,607	489,075

Energy
Antero Resources Corp.	Morgan Stanley	178,659	521,551	539,550	18,534
Apache Corp.	Morgan Stanley	61,208	1,302,676	1,566,925	268,492
Cabot Oil & Gas Corp.	Morgan Stanley	54,913	913,242	964,821	52,516
Cactus, Inc., Class A	Morgan Stanley	6,325	157,733	183,045	25,840
California Resources Corp.	Morgan Stanley	17,832	203,082	181,886	(20,987)

The accompanying notes are an integral part of the financial statements.

47

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Chevron Corp.	Morgan Stanley	3,249	$378,519	$385,331	$7,201
ConocoPhillips	Morgan Stanley	139,052	7,088,871	7,923,183	841,587
Core Laboratories NV (Netherlands)	Morgan Stanley	13,189	491,554	614,871	123,821
Crescent Point Energy Corp. (Canada)	Morgan Stanley	33,969	99,529	144,708	45,500
CVR Energy, Inc.	Morgan Stanley	12,837	537,103	565,213	28,660
Delek US Holdings, Inc.	Morgan Stanley	9,350	291,066	339,405	55,556
Devon Energy Corp.	Morgan Stanley	122,358	2,621,412	2,943,933	336,415
Dorian LPG Ltd. (Marshall Islands)	Morgan Stanley	1,660	17,423	17,198	(208)
Enbridge, Inc. (Canada)	Morgan Stanley	2,427	81,232	85,139	3,990
EOG Resources, Inc.	Morgan Stanley	1,683	125,841	124,912	(800)
EQT Corp.	Morgan Stanley	40,394	396,669	429,792	34,287
Gulfport Energy Corp.	Morgan Stanley	36,536	88,782	99,013	10,933
Helmerich & Payne, Inc.	Morgan Stanley	54,610	2,002,299	2,188,223	187,978
HollyFrontier Corp.	Morgan Stanley	26,240	1,143,536	1,407,514	269,201
Keane Group, Inc.	Morgan Stanley	5,368	33,239	32,530	(675)
Kinder Morgan, Inc.	Morgan Stanley	90,536	1,833,107	1,865,947	34,437
Marathon Oil Corp.	Morgan Stanley	165,897	1,929,638	2,035,556	107,898
Marathon Petroleum Corp.	Morgan Stanley	4,799	254,323	291,539	37,476
Nabors Industries Ltd. (Bermuda)	Morgan Stanley	308,333	508,749	576,583	71,445
National Oilwell Varco, Inc.	Morgan Stanley	5,535	120,747	117,342	(3,282)
Occidental Petroleum Corp.	Morgan Stanley	96,085	4,090,155	4,272,900	262,236
Oil States International, Inc.	Morgan Stanley	15,655	201,323	208,212	7,094
Patterson-UTI Energy, Inc.	Morgan Stanley	93,255	761,021	797,330	40,747
Pioneer Natural Resources Co.	Morgan Stanley	1,876	233,380	235,945	3,219
ProPetro Holding Corp.	Morgan Stanley	18,373	190,344	167,011	(25,875)
Range Resources Corp.	Morgan Stanley	98,713	335,943	377,084	43,416
Schlumberger Ltd. (Curacao)	Morgan Stanley	1,417	48,483	48,419	(15)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	52,494	1,282,812	1,267,205	(14,290)
Valero Energy Corp.	Morgan Stanley	16,719	1,221,422	1,425,128	204,959
W&T Offshore, Inc.	Morgan Stanley	5,854	27,029	25,582	(1,419)
World Fuel Services Corp.	Morgan Stanley	117	4,659	4,673	31

		1,797,517	31,538,494	34,453,648	3,055,918

Food & Staples Retailing
Ingles Markets, Inc., Class A	Morgan Stanley	145	5,794	5,635	(154)
Sprouts Farmers Market, Inc.	Morgan Stanley	41,530	730,040	803,190	75,037
Sysco Corp.	Morgan Stanley	42,820	3,286,187	3,399,908	118,605
US Foods Holding Corp.	Morgan Stanley	643	26,197	26,427	257
Walgreens Boots Alliance, Inc.	Morgan Stanley	124,842	6,398,132	6,905,011	513,084
Walmart, Inc.	Morgan Stanley	29,257	3,395,275	3,472,221	82,385
Weis Markets, Inc.	Morgan Stanley	74	2,880	2,822	(55)

		239,311	13,844,505	14,615,214	789,159

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	117,945	5,173,027	4,823,950	(255,046)
Coca-Cola Co. (The)	Morgan Stanley	6,150	334,414	334,806	2,261
Conagra Brands, Inc.	Morgan Stanley	26,242	789,717	805,105	16,197
General Mills, Inc.	Morgan Stanley	424	23,066	23,371	329
Hershey Co. (The)	Morgan Stanley	70	10,745	10,849	114

The accompanying notes are an integral part of the financial statements.

48

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
JM Smucker Co. (The)	Morgan Stanley	5,923	$614,184	$651,648	$38,157
John B. Sanfilippo & Son, Inc.	Morgan Stanley	362	34,116	34,969	890
Kellogg Co.	Morgan Stanley	14,840	939,745	954,954	16,173
Kraft Heinz Co. (The)	Morgan Stanley	113,143	2,831,517	3,160,650	332,039
McCormick & Co., Inc., non-voting shares	Morgan Stanley	957	149,292	149,579	626
Mondelez International, Inc., Class A	Morgan Stanley	49,164	2,670,899	2,719,752	66,304
Monster Beverage Corp.	Morgan Stanley	2,785	160,545	161,697	1,542
PepsiCo, Inc.	Morgan Stanley	315	42,717	43,186	513
Philip Morris International, Inc.	Morgan Stanley	35,967	2,579,599	2,730,974	210,622
Pilgrim’s Pride Corp.	Morgan Stanley	15,284	472,887	489,776	17,690
Universal Corp.	Morgan Stanley	6,192	327,804	339,384	11,939

		395,763	17,154,274	17,434,650	460,350

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	1	83	84	1
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	107,893	971,284	1,184,665	218,973
Amedisys, Inc.	Morgan Stanley	146	19,020	19,127	127
AmerisourceBergen Corp.	Morgan Stanley	14,654	1,230,635	1,206,464	(22,908)
AngioDynamics, Inc.	Morgan Stanley	99	1,818	1,824	7
Anthem, Inc.	Morgan Stanley	9,724	2,454,196	2,334,732	(116,945)
Cardinal Health, Inc.	Morgan Stanley	48,617	2,078,464	2,294,236	246,816
Centene Corp.	Morgan Stanley	95,572	4,298,272	4,134,445	(159,416)
Cerner Corp.	Morgan Stanley	1	67	68	1
Cigna Corp.	Morgan Stanley	2,021	312,976	306,768	(5,888)
Corindus Vascular Robotics, Inc.	Morgan Stanley	20,775	88,529	88,917	478
CorVel Corp.	Morgan Stanley	166	12,762	12,566	(183)
DaVita, Inc.	Morgan Stanley	12,059	700,104	688,207	(11,179)
DENTSPLY SIRONA, Inc.	Morgan Stanley	11,891	608,700	633,909	27,022
Globus Medical, Inc., Class A	Morgan Stanley	13,445	674,670	687,308	13,806
HealthEquity, Inc.	Morgan Stanley	14,514	840,390	829,403	(10,126)
Henry Schein, Inc.	Morgan Stanley	29,365	1,797,306	1,864,678	69,963
Hill-Rom Holdings, Inc.	Morgan Stanley	1,876	198,987	197,411	(1,024)
HMS Holdings Corp.	Morgan Stanley	9,290	339,452	320,180	(18,925)
Humana, Inc.	Morgan Stanley	14,359	4,005,302	3,671,166	(322,179)
Inmode Ltd. (Israel)	Morgan Stanley	178	3,794	3,829	38
Inovalon Holdings, Inc., Class A	Morgan Stanley	33	538	541	3
Integer Holdings Corp.	Morgan Stanley	93	6,991	7,027	43
LHC Group, Inc.	Morgan Stanley	149	17,023	16,920	(86)
Magellan Health, Inc.	Morgan Stanley	1,238	76,228	76,880	729
McKesson Corp.	Morgan Stanley	9,535	1,328,020	1,303,053	(23,604)
MEDNAX, Inc.	Morgan Stanley	8,400	173,124	190,008	18,200
Medtronic PLC (Ireland)	Morgan Stanley	6,271	682,999	681,156	1,663
National Research Corp.	Morgan Stanley	8	475	462	(12)
Natus Medical, Inc.	Morgan Stanley	958	26,546	30,503	4,338
NextGen Healthcare, Inc.	Morgan Stanley	24,408	372,222	382,473	10,692
Novocure Ltd. (Jersey)	Morgan Stanley	3,669	296,731	274,368	(22,060)
Omnicell, Inc.	Morgan Stanley	11,466	804,263	828,648	25,366
Quest Diagnostics, Inc.	Morgan Stanley	344	36,605	36,818	250

The accompanying notes are an integral part of the financial statements.

49

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
STERIS PLC (Ireland)	Morgan Stanley	1,053	$149,126	$152,148	$3,175
Teladoc Health, Inc.	Morgan Stanley	1,464	102,919	99,142	(3,671)
Tivity Health, Inc.	Morgan Stanley	1,573	27,086	26,159	(899)
UnitedHealth Group, Inc.	Morgan Stanley	14,415	3,291,067	3,132,668	(142,059)
Universal Health Services, Inc., Class B	Morgan Stanley	13	1,951	1,934	(71)
Varex Imaging Corp.	Morgan Stanley	6,815	176,266	194,500	18,667
Veeva Systems, Inc., Class A	Morgan Stanley	2,493	360,424	380,656	21,829

		501,044	28,567,415	28,296,051	(179,048)

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	12,071	866,605	908,222	43,804
Clorox Co. (The)	Morgan Stanley	3,261	508,384	495,248	(12,615)
Colgate-Palmolive Co.	Morgan Stanley	34,107	2,440,411	2,507,206	72,537
Coty, Inc., Class A	Morgan Stanley	92,740	854,846	974,697	129,210
Edgewell Personal Care Co.	Morgan Stanley	4,142	115,565	134,574	19,370
elf Beauty, Inc.	Morgan Stanley	10,779	178,589	188,740	10,334
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	1,783	342,825	354,728	17,396
Kimberly-Clark Corp.	Morgan Stanley	16,024	2,104,161	2,276,209	177,895

		174,907	7,411,386	7,839,624	457,931

Materials
AK Steel Holding Corp.	Morgan Stanley	278,348	597,989	631,850	34,474
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	1,549	9,109	8,984	20,674
Ashland Global Holdings, Inc.	Morgan Stanley	2,560	187,323	197,248	10,008
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	3,582	108,382	107,997	(274)
Ball Corp.	Morgan Stanley	8,285	601,279	603,231	2,568
Carpenter Technology Corp.	Morgan Stanley	427	20,261	22,059	1,818
Celanese Corp.	Morgan Stanley	1,543	189,154	188,693	(267)
CF Industries Holdings, Inc.	Morgan Stanley	19,780	987,818	973,176	(13,629)
Corteva, Inc.	Morgan Stanley	13,583	382,997	380,324	(2,280)
Dow, Inc.	Morgan Stanley	101,003	4,160,220	4,812,793	726,999
DuPont de Nemours, Inc.	Morgan Stanley	73,159	4,679,479	5,216,968	542,384
Eagle Materials, Inc.	Morgan Stanley	9,488	799,269	854,015	60,462
Eastman Chemical Co.	Morgan Stanley	16,069	989,047	1,186,374	219,104
Ecolab, Inc.	Morgan Stanley	4,190	823,101	829,788	8,670
Element Solutions, Inc.	Morgan Stanley	108,408	936,645	1,103,593	170,910
FMC Corp.	Morgan Stanley	5,728	496,633	502,231	8,319
Franco-Nevada Corp. (Canada)	Morgan Stanley	22	2,016	2,006	(9)
Graphic Packaging Holding Co.	Morgan Stanley	10,083	135,516	148,724	16,257
H.B. Fuller Co.	Morgan Stanley	9,495	385,832	442,087	58,225
Innospec, Inc.	Morgan Stanley	2,803	232,176	249,859	17,921
International Paper Co.	Morgan Stanley	68,197	2,505,558	2,851,999	351,239
Koppers Holdings, Inc.	Morgan Stanley	4,062	103,170	118,651	15,586
Kraton Corp.	Morgan Stanley	3,676	95,539	118,698	23,256
Linde PLC (Ireland)	Morgan Stanley	30,409	5,668,693	5,890,831	227,955
Methanex Corp. (Canada)	Morgan Stanley	24,844	911,278	881,217	(21,940)
Minerals Technologies, Inc.	Morgan Stanley	11,481	534,856	609,526	75,286
Neenah, Inc.	Morgan Stanley	290	18,651	18,885	252
New Gold, Inc. (Canada)	Morgan Stanley	507	517	512	(5)

The accompanying notes are an integral part of the financial statements.

50

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
NewMarket Corp.	Morgan Stanley	307	$141,053	$144,932	$4,211
Nucor Corp.	Morgan Stanley	25,854	1,258,810	1,316,227	68,889
Packaging Corp. of America	Morgan Stanley	145	14,972	15,384	427
PolyOne Corp.	Morgan Stanley	4,135	131,601	135,008	4,087
Quaker Chemical Corp.	Morgan Stanley	748	115,262	118,289	3,144
Reliance Steel & Aluminum Co.	Morgan Stanley	7,787	758,313	776,052	18,517
RPM International, Inc.	Morgan Stanley	10,755	727,791	740,052	13,574
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	206	4,281	4,256	(21)
Scotts Miracle-Gro Co. (The)	Morgan Stanley	11,723	1,232,217	1,193,636	(37,317)
Sealed Air Corp.	Morgan Stanley	13,885	549,309	576,366	29,651
Steel Dynamics, Inc.	Morgan Stanley	27,232	712,522	811,514	106,223
Trinseo SA (Luxembourg)	Morgan Stanley	23,880	743,384	1,025,646	283,024
Verso Corp., Class A	Morgan Stanley	34,471	387,109	426,751	40,270
Warrior Met Coal, Inc.	Morgan Stanley	8,297	172,188	161,957	(10,193)
Westrock Co.	Morgan Stanley	5,672	209,183	206,744	(2,225)
Worthington Industries, Inc.	Morgan Stanley	287	10,154	10,346	202

		988,955	33,730,657	36,615,479	3,076,426

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	1,592	86,819	84,249	(2,482)
Alphabet, Inc., Class A	Morgan Stanley	72	87,779	87,922	256
AMC Networks, Inc., Class A	Morgan Stanley	4,044	194,502	198,803	4,500
Cars.com, Inc.	Morgan Stanley	44,393	406,303	398,649	(7,286)
CBS Corp., Class B, non-voting shares	Morgan Stanley	50,335	2,067,132	2,032,024	(24,358)
Charter Communications, Inc., Class A	Morgan Stanley	329	134,727	135,587	999
Cinemark Holdings, Inc.	Morgan Stanley	3,519	134,256	135,974	1,832
Comcast Corp., Class A	Morgan Stanley	32,004	1,438,421	1,442,740	5,795
Discovery, Inc., Class A	Morgan Stanley	17,587	469,777	468,342	(953)
DISH Network Corp., Class A	Morgan Stanley	26,538	981,924	904,162	(78,392)
Electronic Arts, Inc.	Morgan Stanley	328	31,900	32,085	217
Facebook, Inc., Class A	Morgan Stanley	475	86,477	84,588	(1,800)
Fox Corp., Class A	Morgan Stanley	114,850	3,679,891	3,621,795	(32,675)
IAC/InterActiveCorp.	Morgan Stanley	3	675	654	(20)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	25,085	542,589	540,833	(1,306)
MSG Networks, Inc., Class A	Morgan Stanley	31,239	541,997	506,697	(34,893)
News Corp., Class A	Morgan Stanley	16,425	238,327	228,636	(10,025)
Omnicom Group, Inc.	Morgan Stanley	22,845	1,874,336	1,788,764	(69,147)
QuinStreet, Inc.	Morgan Stanley	24,428	268,952	307,549	40,155
Snap, Inc., Class A	Morgan Stanley	30,418	493,376	480,604	(12,265)
TechTarget, Inc.	Morgan Stanley	96	2,225	2,162	(61)
TripAdvisor, Inc.	Morgan Stanley	21,906	808,524	847,324	39,629
Viacom, Inc., Class B	Morgan Stanley	87,101	2,183,981	2,093,037	(73,387)
Walt Disney Co. (The)	Morgan Stanley	5,761	775,060	750,774	(23,492)

		561,373	17,529,950	17,173,954	(279,159)

Pharmaceuticals, Biotechnology & Life Sciences
ACADIA Pharmaceuticals, Inc.	Morgan Stanley	3,097	127,555	111,461	(15,964)
Alexion Pharmaceuticals, Inc.	Morgan Stanley	27,324	2,673,411	2,676,113	5,445
Amgen, Inc.	Morgan Stanley	6,701	1,310,457	1,296,710	(12,402)

The accompanying notes are an integral part of the financial statements.

51

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Anika Therapeutics, Inc.	Morgan Stanley	841	$45,460	$46,162	$749
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	20,143	580,116	567,630	(11,891)
Bausch Health Cos, Inc. (Canada)	Morgan Stanley	20,385	431,105	445,412	14,962
Biogen, Inc.	Morgan Stanley	27,178	5,921,852	6,327,582	411,807
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	1,707	558,521	567,987	10,106
Celgene Corp.	Morgan Stanley	4,070	397,436	404,151	7,248
Eagle Pharmaceuticals, Inc.	Morgan Stanley	1,382	77,781	78,180	478
Enanta Pharmaceuticals, Inc.	Morgan Stanley	5,608	386,924	336,929	(49,599)
Exelixis, Inc.	Morgan Stanley	78,224	1,513,152	1,383,391	(128,208)
FibroGen, Inc.	Morgan Stanley	11,890	483,924	439,692	(43,735)
Genomic Health, Inc.	Morgan Stanley	4,065	288,681	275,688	(12,697)
Gilead Sciences, Inc.	Morgan Stanley	45,047	2,869,028	2,855,079	11,895
Incyte Corp.	Morgan Stanley	19,088	1,481,943	1,416,902	(63,521)
Innoviva, Inc.	Morgan Stanley	40,189	462,098	423,592	(38,032)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	34,205	2,124,646	2,049,222	(73,244)
Johnson & Johnson	Morgan Stanley	28,209	3,634,855	3,649,680	18,675
Merck & Co., Inc.	Morgan Stanley	17,231	1,411,836	1,450,506	49,062
Mettler-Toledo International, Inc.	Morgan Stanley	1	647	704	57
Momenta Pharmaceuticals, Inc.	Morgan Stanley	2,182	28,991	28,279	(684)
Mylan NV (Netherlands)	Morgan Stanley	3,414	66,767	67,529	830
Natera, Inc.	Morgan Stanley	10,994	346,596	360,603	14,362
Neurocrine Biosciences, Inc.	Morgan Stanley	217	19,635	19,554	(62)
Pacira BioSciences, Inc.	Morgan Stanley	10,257	377,106	390,484	14,847
Portola Pharmaceuticals, Inc.	Morgan Stanley	11,030	316,897	295,825	(20,748)
Principia Biopharma, Inc.	Morgan Stanley	152	4,901	4,292	(604)
Radius Health, Inc.	Morgan Stanley	3,599	99,443	92,674	(6,667)
Repligen Corp.	Morgan Stanley	2,547	203,120	195,329	(7,583)
Seattle Genetics, Inc.	Morgan Stanley	45	3,839	3,843	8
Supernus Pharmaceuticals, Inc.	Morgan Stanley	16,093	413,097	442,236	29,563
United Therapeutics Corp.	Morgan Stanley	188	15,156	14,993	(148)
Vanda Pharmaceuticals, Inc.	Morgan Stanley	11,130	155,467	147,806	(7,501)
Veracyte, Inc.	Morgan Stanley	3,891	97,625	93,384	(4,252)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	6,596	1,136,050	1,117,494	(17,391)
Xencor, Inc.	Morgan Stanley	290	10,054	9,782	(263)

		479,210	30,076,172	30,086,880	74,898

Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	10,163	149,701	150,362	808
AutoZone, Inc.	Morgan Stanley	549	600,977	595,456	(4,905)
Best Buy Co., Inc.	Morgan Stanley	14,174	895,939	977,864	89,932
Dollar General Corp.	Morgan Stanley	12,270	1,927,494	1,950,194	25,237
eBay, Inc.	Morgan Stanley	170	6,880	6,627	(247)
Five Below, Inc.	Morgan Stanley	1,135	145,924	143,124	(2,753)
Genesco, Inc.	Morgan Stanley	13,977	489,543	559,360	72,482
Home Depot, Inc. (The)	Morgan Stanley	30	6,782	6,961	956
Kohl’s Corp.	Morgan Stanley	23,737	1,096,329	1,178,779	99,479
L Brands, Inc.	Morgan Stanley	62,580	1,010,667	1,225,942	216,312
LKQ Corp.	Morgan Stanley	89,582	2,257,043	2,817,354	562,606

The accompanying notes are an integral part of the financial statements.

52

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Lowe’s Cos., Inc.	Morgan Stanley	4,957	$556,512	$545,072	$(10,870)
Nordstrom, Inc.	Morgan Stanley	16,841	474,190	567,036	97,140
Office Depot, Inc.	Morgan Stanley	227,829	284,786	399,840	115,345
Pool Corp.	Morgan Stanley	853	160,246	172,050	12,490
RH	Morgan Stanley	573	98,015	97,886	(29)
Ross Stores, Inc.	Morgan Stanley	469	49,943	51,520	1,673
Shutterstock, Inc.	Morgan Stanley	3,852	132,140	139,134	7,129
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	19,192	317,747	321,658	4,237
Sleep Number Corp.	Morgan Stanley	3,264	132,570	134,868	2,434
Stitch Fix, Inc., Class A	Morgan Stanley	4,495	83,153	86,529	3,460
Target Corp.	Morgan Stanley	1,225	131,802	130,965	(702)
Tiffany & Co.	Morgan Stanley	9,288	767,339	860,347	113,685
TJX Cos., Inc. (The)	Morgan Stanley	5,037	286,706	280,762	(9,499)
Tractor Supply Co.	Morgan Stanley	12,167	1,166,639	1,100,383	(65,059)
Ulta Beauty, Inc.	Morgan Stanley	9,246	2,193,587	2,317,510	132,139

		547,655	15,422,654	16,817,583	1,463,480

Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	Morgan Stanley	18,805	161,877	171,125	9,414
Analog Devices, Inc.	Morgan Stanley	12,335	1,319,013	1,378,190	63,130
Applied Materials, Inc.	Morgan Stanley	585	30,049	29,191	(827)
Cirrus Logic, Inc.	Morgan Stanley	14,914	798,035	799,092	1,875
Cree, Inc.	Morgan Stanley	13,747	598,494	673,603	75,723
Diodes, Inc.	Morgan Stanley	14,489	561,853	581,733	20,582
Enphase Energy, Inc.	Morgan Stanley	18,383	426,253	408,654	(17,162)
Impinj, Inc.	Morgan Stanley	8,938	298,322	275,559	(22,458)
Intel Corp.	Morgan Stanley	15,035	700,288	774,754	75,184
Lam Research Corp.	Morgan Stanley	347	81,112	80,195	(475)
Lattice Semiconductor Corp.	Morgan Stanley	27,634	521,717	505,288	(15,895)
Marvell Technology Group Ltd. (Bermuda)	Morgan Stanley	47,995	1,205,250	1,198,435	(5,579)
Maxim Integrated Products, Inc.	Morgan Stanley	174	10,033	10,076	53
Microchip Technology, Inc.	Morgan Stanley	7,218	612,736	670,624	63,775
Qorvo, Inc.	Morgan Stanley	571	42,255	42,334	122
QUALCOMM, Inc.	Morgan Stanley	85	6,517	6,484	(27)
Skyworks Solutions, Inc.	Morgan Stanley	1	73	79	6
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	192	4,885	4,892	11
Universal Display Corp.	Morgan Stanley	8,149	1,549,366	1,368,217	(179,054)
Xilinx, Inc.	Morgan Stanley	52,943	5,306,914	5,077,234	(224,235)
Xperi Corp.	Morgan Stanley	9,638	171,942	199,314	28,707

		272,178	14,406,984	14,255,073	(127,130)

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	10,989	2,091,832	2,113,734	24,049
ACI Worldwide, Inc.	Morgan Stanley	9,519	272,243	298,183	28,798
Adobe, Inc.	Morgan Stanley	623	170,895	172,104	3,318
Alarm.com Holdings, Inc.	Morgan Stanley	12,488	584,487	582,440	(1,447)
Alliance Data Systems Corp.	Morgan Stanley	8,490	1,036,610	1,087,824	57,476

The accompanying notes are an integral part of the financial statements.

53

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Alteryx, Inc., Class A	Morgan Stanley	951	$107,269	$102,166	$(4,994)
Aspen Technology, Inc.	Morgan Stanley	1,064	131,829	130,957	(941)
Automatic Data Processing, Inc.	Morgan Stanley	13,476	2,174,546	2,175,296	2,285
Avaya Holdings Corp.	Morgan Stanley	2,504	25,998	25,616	(356)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	6,739	477,310	478,604	1,783
Broadridge Financial Solutions, Inc.	Morgan Stanley	10,245	1,283,400	1,274,785	(4,007)
CACI International, Inc., Class A	Morgan Stanley	794	166,176	183,620	20,769
Cadence Design Systems, Inc.	Morgan Stanley	9,805	647,798	647,914	289
Cardtronics PLC, Class A (United Kingdom)	Morgan Stanley	17,937	561,495	542,415	(18,630)
Cision Ltd. (Cayman Islands)	Morgan Stanley	20,636	149,879	158,691	8,914
Citrix Systems, Inc.	Morgan Stanley	1,640	157,046	158,293	1,407
CommVault Systems, Inc.	Morgan Stanley	7,183	301,040	321,152	20,604
CSG Systems International, Inc.	Morgan Stanley	1,234	64,743	63,773	(903)
Digital Turbine, Inc.	Morgan Stanley	6,716	44,405	43,285	(1,075)
DXC Technology Co.	Morgan Stanley	9,113	284,700	268,833	(15,575)
Endurance International Group Holdings, Inc.	Morgan Stanley	334	1,348	1,252	(95)
Euronet Worldwide, Inc.	Morgan Stanley	62	8,984	9,071	47
Fair Isaac Corp.	Morgan Stanley	330	107,646	100,162	(7,520)
Fidelity National Information Services, Inc.	Morgan Stanley	9,310	1,236,521	1,235,996	1,097
FleetCor Technologies, Inc.	Morgan Stanley	2,654	773,591	761,114	(11,684)
Fortinet, Inc.	Morgan Stanley	9,085	715,700	697,365	(17,601)
Global Payments, Inc.	Morgan Stanley	64	10,403	10,176	(217)
International Business Machines Corp.	Morgan Stanley	757	101,446	110,083	10,123
Intuit, Inc.	Morgan Stanley	52	13,742	13,829	101
j2 Global, Inc.	Morgan Stanley	8,199	731,433	744,633	14,396
KBR, Inc.	Morgan Stanley	1,412	35,284	34,650	(598)
Leidos Holdings, Inc.	Morgan Stanley	4,227	357,884	363,015	6,635
LiveRamp Holdings, Inc.	Morgan Stanley	2,868	119,882	123,209	4,366
Manhattan Associates, Inc.	Morgan Stanley	35	2,841	2,823	(15)
Mastercard, Inc., Class A	Morgan Stanley	3,106	845,857	843,496	(1,882)
Microsoft Corp.	Morgan Stanley	2,893	393,564	402,214	11,729
Model N, Inc.	Morgan Stanley	2,417	67,004	67,096	160
Nuance Communications, Inc.	Morgan Stanley	2,778	45,206	45,309	149
Open Text Corp. (Canada)	Morgan Stanley	30,548	1,251,246	1,246,664	(3,454)
Oracle Corp.	Morgan Stanley	117,588	6,194,806	6,470,868	277,916
Paychex, Inc.	Morgan Stanley	54,313	4,385,232	4,495,487	115,073
Paycom Software, Inc.	Morgan Stanley	148	31,532	31,005	(496)
Paylocity Holding Corp.	Morgan Stanley	11,699	1,130,861	1,141,588	11,887
PayPal Holdings, Inc.	Morgan Stanley	8,523	901,704	882,898	(17,881)
Perspecta, Inc.	Morgan Stanley	9,969	258,660	260,390	1,995
Progress Software Corp.	Morgan Stanley	24,766	988,344	942,594	(45,076)
Qualys, Inc.	Morgan Stanley	5,573	439,834	421,152	(18,232)
Sabre Corp.	Morgan Stanley	5,379	123,968	120,463	(3,086)
salesforce.com, Inc.	Morgan Stanley	1,121	166,345	166,401	439
SPS Commerce, Inc.	Morgan Stanley	8,338	397,373	392,470	(4,568)
Symantec Corp.	Morgan Stanley	29,856	690,985	705,497	15,221

The accompanying notes are an integral part of the financial statements.

54

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Trade Desk, Inc. (The), Class A	Morgan Stanley	177	$32,878	$33,196	$351
TTEC Holdings, Inc.	Morgan Stanley	58	2,815	2,777	(22)
Upland Software, Inc.	Morgan Stanley	6,418	253,318	223,731	(29,446)
Verint Systems, Inc.	Morgan Stanley	16,140	783,289	690,469	(95,259)
VeriSign, Inc.	Morgan Stanley	1,590	303,406	299,922	(3,173)
Visa, Inc., Class A	Morgan Stanley	1,736	305,923	298,609	(7,786)
Western Union Co. (The)	Morgan Stanley	5,148	114,694	119,279	4,866

		541,817	35,059,250	35,340,638	330,224

Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	23,786	2,067,665	2,295,349	237,003
Apple, Inc.	Morgan Stanley	869	191,912	194,630	2,915
Avnet, Inc.	Morgan Stanley	19,894	814,245	884,985	77,841
Badger Meter, Inc.	Morgan Stanley	4,852	243,336	260,552	18,151
Belden, Inc.	Morgan Stanley	7,989	344,406	426,133	82,480
CDW Corp.	Morgan Stanley	9,121	1,034,340	1,124,072	90,793
Cisco Systems, Inc.	Morgan Stanley	153,116	7,155,119	7,565,462	420,517
Cognex Corp.	Morgan Stanley	1,037	44,830	50,948	8,458
Diebold Nixdorf, Inc.	Morgan Stanley	57,207	625,953	640,718	15,407
EchoStar Corp., Class A	Morgan Stanley	10,152	379,981	402,222	22,631
ePlus, Inc.	Morgan Stanley	140	10,827	10,653	(164)
F5 Networks, Inc.	Morgan Stanley	13,520	1,893,731	1,898,478	6,631
Hewlett Packard Enterprise Co.	Morgan Stanley	167,439	2,215,454	2,540,050	344,458
HP, Inc.	Morgan Stanley	176,425	3,333,817	3,337,961	10,401
Insight Enterprises, Inc.	Morgan Stanley	5,739	275,568	319,605	46,529
Jabil, Inc.	Morgan Stanley	4,910	170,590	175,631	5,215
Juniper Networks, Inc.	Morgan Stanley	45,491	1,090,640	1,125,902	38,640
KEMET Corp.	Morgan Stanley	8,134	146,994	147,876	1,281
Keysight Technologies, Inc.	Morgan Stanley	9,892	954,916	961,997	7,337
Knowles Corp.	Morgan Stanley	2,661	53,666	54,125	513
Lumentum Holdings, Inc.	Morgan Stanley	4,792	262,726	256,660	(5,798)
Motorola Solutions, Inc.	Morgan Stanley	12,645	2,079,217	2,154,834	95,143
MTS Systems Corp.	Morgan Stanley	405	22,655	22,376	(207)
NCR Corp.	Morgan Stanley	5,600	172,424	176,736	4,488
NetApp, Inc.	Morgan Stanley	48,106	2,577,634	2,526,046	(49,472)
NETGEAR, Inc.	Morgan Stanley	679	21,392	21,877	507
OSI Systems, Inc.	Morgan Stanley	9,674	1,010,464	982,491	(26,934)
Rogers Corp.	Morgan Stanley	3,147	404,451	430,226	26,190
Seagate Technology PLC (Ireland)	Morgan Stanley	566	30,330	30,445	351
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	1,947	173,380	181,421	8,219
Tech Data Corp.	Morgan Stanley	7,503	607,518	782,113	175,218
TTM Technologies, Inc.	Morgan Stanley	29,666	297,490	361,777	64,592
Vishay Intertechnology, Inc.	Morgan Stanley	77,857	1,294,806	1,318,119	32,075
Xerox Holdings Corp.	Morgan Stanley	33,927	1,061,915	1,014,757	(38,172)
Zebra Technologies Corp., Class A	Morgan Stanley	193	38,003	39,829	2,188

		959,081	33,102,395	34,717,056	1,725,425

Telecommunication Services
AT&T, Inc.	Morgan Stanley	905	33,806	34,245	473

The accompanying notes are an integral part of the financial statements.

55

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
CenturyLink, Inc.	Morgan Stanley	119,402	$1,383,578	$1,490,137	$111,100
Cogent Communications Holdings, Inc.	Morgan Stanley	223	12,367	12,287	(67)
Intelsat SA (Luxembourg)	Morgan Stanley	17,901	375,205	408,143	33,322
T-Mobile US, Inc.	Morgan Stanley	7	549	551	2
Verizon Communications, Inc.	Morgan Stanley	35,225	2,103,166	2,126,181	25,173

		173,663	3,908,671	4,071,544	170,003

Transportation
Alaska Air Group, Inc.	Morgan Stanley	4,146	252,816	269,117	16,560
ArcBest Corp.	Morgan Stanley	21,998	625,843	669,839	45,318
Canadian National Railway Co. (Canada)	Morgan Stanley	1,401	126,344	125,894	(320)
Canadian Pacific Railway Ltd. (Canada)	Morgan Stanley	5,004	1,164,294	1,113,190	(47,479)
CH Robinson Worldwide, Inc.	Morgan Stanley	17,110	1,409,182	1,450,586	50,294
CSX Corp.	Morgan Stanley	59,462	3,884,089	4,118,933	248,746
Delta Air Lines, Inc.	Morgan Stanley	53,724	3,059,707	3,094,502	37,935
Echo Global Logistics, Inc.	Morgan Stanley	24,349	469,358	551,505	82,629
Expeditors International of Washington, Inc.	Morgan Stanley	23,111	1,622,623	1,716,916	95,958
FedEx Corp.	Morgan Stanley	6,027	904,832	877,350	(43,746)
Hub Group, Inc., Class A	Morgan Stanley	4,259	179,444	198,044	18,783
Landstar System, Inc.	Morgan Stanley	303	33,655	34,112	491
Norfolk Southern Corp.	Morgan Stanley	27,383	4,691,493	4,919,630	235,605
Old Dominion Freight Line, Inc.	Morgan Stanley	742	118,290	126,118	7,949
Southwest Airlines Co.	Morgan Stanley	13,921	715,261	751,873	37,346
Union Pacific Corp.	Morgan Stanley	22,912	3,659,088	3,711,286	55,445
United Airlines Holdings, Inc.	Morgan Stanley	21,398	1,755,309	1,891,797	138,353
XPO Logistics, Inc.	Morgan Stanley	14	1,014	1,002	(11)

		307,264	24,672,642	25,621,694	979,856

Utilities
American Water Works Co., Inc.	Morgan Stanley	1,189	143,667	147,709	5,073
CMS Energy Corp.	Morgan Stanley	7,001	430,905	447,714	17,250
Fortis, Inc. (Canada)	Morgan Stanley	782	32,882	33,102	253
Northwest Natural Holding Co.	Morgan Stanley	1,418	99,681	101,160	1,581
NRG Energy, Inc.	Morgan Stanley	1	39	40	1
Ormat Technologies, Inc.	Morgan Stanley	2,355	168,725	174,953	6,400
Sempra Energy	Morgan Stanley	11,843	1,685,497	1,748,145	72,665
TransAlta Corp. (Canada)	Morgan Stanley	64	419	416	(3)

		24,653	2,561,815	2,653,239	103,220

Total Reference Entity — Long			385,135,952	400,782,320	17,036,430

Short

Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	(67,995)	(1,414,489)	(1,561,165)	(158,229)
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	(669)	(5,433)	(5,499)	(74)
Cooper Tire & Rubber Co.	Morgan Stanley	(15,865)	(400,355)	(414,394)	(14,650)
Cooper-Standard Holding, Inc.	Morgan Stanley	(7,458)	(329,935)	(304,883)	24,548

The accompanying notes are an integral part of the financial statements.

56

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Automobiles & Components — (continued)
Dana, Inc.	Morgan Stanley	(43,818)	$(632,541)	$(632,732)	$(1,156)
Delphi Technologies PLC (Jersey)	Morgan Stanley	(45,172)	(719,042)	(605,305)	112,641
Dorman Products, Inc.	Morgan Stanley	(14,684)	(1,085,574)	(1,167,965)	(84,047)
Fox Factory Holding Corp.	Morgan Stanley	(9,220)	(653,369)	(573,853)	78,801
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(165,798)	(2,144,175)	(2,388,320)	(247,415)
LCI Industries	Morgan Stanley	(4,312)	(355,093)	(396,057)	(46,369)
Lear Corp.	Morgan Stanley	(3,801)	(469,986)	(448,138)	21,131
Standard Motor Products, Inc.	Morgan Stanley	(5,760)	(285,187)	(279,648)	5,104
Tenneco, Inc., Class A	Morgan Stanley	(46,686)	(617,189)	(584,509)	32,410
Thor Industries, Inc.	Morgan Stanley	(20,671)	(1,010,795)	(1,170,805)	(168,209)
Visteon Corp.	Morgan Stanley	(10,903)	(703,968)	(899,934)	(201,183)
Winnebago Industries, Inc.	Morgan Stanley	(10,619)	(363,449)	(407,239)	(44,432)

		(473,431)	(11,190,580)	(11,840,446)	(691,129)

Capital Goods
AAON, Inc.	Morgan Stanley	(17,310)	(792,106)	(795,221)	(4,377)
AAR Corp.	Morgan Stanley	(17,290)	(759,197)	(712,521)	46,009
Actuant Corp., Class A	Morgan Stanley	(569)	(12,453)	(12,484)	(51)
AECOM	Morgan Stanley	(16,040)	(562,686)	(602,462)	(41,696)
Aerovironment, Inc.	Morgan Stanley	(5,997)	(349,493)	(321,199)	27,760
AGCO Corp.	Morgan Stanley	(12,652)	(931,733)	(957,756)	(27,445)
Alamo Group, Inc.	Morgan Stanley	(4,342)	(475,102)	(511,140)	(37,231)
American Woodmark Corp.	Morgan Stanley	(11,991)	(972,230)	(1,066,120)	(96,900)
Arcosa, Inc.	Morgan Stanley	(8,816)	(283,891)	(301,595)	(18,360)
Argan, Inc.	Morgan Stanley	(16,883)	(705,684)	(663,333)	41,274
Astec Industries, Inc.	Morgan Stanley	(16,072)	(459,561)	(499,839)	(40,980)
Axon Enterprise, Inc.	Morgan Stanley	(11,592)	(703,237)	(658,194)	44,091
Beacon Roofing Supply, Inc.	Morgan Stanley	(18,065)	(551,524)	(605,719)	(55,863)
Bloom Energy Corp., Class A	Morgan Stanley	(70,568)	(321,769)	(229,346)	91,931
Blue Bird Corp.	Morgan Stanley	(6,488)	(126,062)	(123,499)	2,377
Boeing Co. (The)	Morgan Stanley	(10,258)	(3,750,176)	(3,902,861)	(158,404)
BWX Technologies, Inc.	Morgan Stanley	(6,412)	(359,841)	(366,831)	(7,872)
Chart Industries, Inc.	Morgan Stanley	(5,915)	(391,573)	(368,859)	23,579
CIRCOR International, Inc.	Morgan Stanley	(11,562)	(398,311)	(434,153)	(37,051)
Comfort Systems USA, Inc.	Morgan Stanley	(8,133)	(329,924)	(359,723)	(30,302)
Cubic Corp.	Morgan Stanley	(11,183)	(768,608)	(787,619)	(20,881)
DXP Enterprises, Inc.	Morgan Stanley	(3,646)	(116,634)	(126,589)	(10,252)
Dycom Industries, Inc.	Morgan Stanley	(11,404)	(517,581)	(582,174)	(65,382)
EnerSys	Morgan Stanley	(25,443)	(1,615,414)	(1,677,711)	(68,842)
ESCO Technologies, Inc.	Morgan Stanley	(7,935)	(594,157)	(631,309)	(38,058)
Evoqua Water Technologies Corp.	Morgan Stanley	(67,808)	(1,063,528)	(1,154,092)	(93,073)
Fastenal Co.	Morgan Stanley	(14,532)	(485,146)	(474,760)	9,612
Federal Signal Corp.	Morgan Stanley	(14,136)	(409,803)	(462,813)	(53,652)
Fortune Brands Home & Security, Inc.	Morgan Stanley	(9,593)	(509,522)	(524,737)	(15,992)
Gates Industrial Corp. PLC (United Kingdom)	Morgan Stanley	(20,941)	(208,201)	(210,876)	(2,993)
Generac Holdings, Inc.	Morgan Stanley	(17,080)	(1,315,022)	(1,338,047)	(25,431)
General Dynamics Corp.	Morgan Stanley	(3,418)	(650,691)	(624,571)	25,127
Granite Construction, Inc.	Morgan Stanley	(15,619)	(478,739)	(501,838)	(26,341)

The accompanying notes are an integral part of the financial statements.

57

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Helios Technologies, Inc.	Morgan Stanley	(5,693)	$(243,216)	$(230,965)	$11,879
Huntington Ingalls Industries, Inc.	Morgan Stanley	(10,104)	(2,124,562)	(2,139,926)	(19,579)
Hyster-Yale Materials Handling, Inc.	Morgan Stanley	(6,864)	(373,674)	(375,667)	(2,752)
ITT, Inc.	Morgan Stanley	(8,163)	(480,814)	(499,494)	(19,908)
JELD-WEN Holding, Inc.	Morgan Stanley	(34,888)	(573,559)	(672,990)	(100,593)
John Bean Technologies Corp.	Morgan Stanley	(4,154)	(432,999)	(413,032)	19,287
Kadant, Inc.	Morgan Stanley	(2,170)	(183,130)	(190,504)	(7,654)
Kennametal, Inc.	Morgan Stanley	(10,101)	(338,687)	(310,505)	29,279
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(27,984)	(544,019)	(520,362)	22,904
Lennox International, Inc.	Morgan Stanley	(5,876)	(1,443,727)	(1,427,692)	9,295
Lindsay Corp.	Morgan Stanley	(4,638)	(419,348)	(430,638)	(11,930)
Meritor, Inc.	Morgan Stanley	(27,048)	(467,739)	(500,388)	(34,383)
Moog, Inc., Class A	Morgan Stanley	(5,019)	(423,055)	(407,141)	15,268
Mueller Water Products, Inc., Class A	Morgan Stanley	(90,066)	(911,418)	(1,012,342)	(102,528)
MYR Group, Inc.	Morgan Stanley	(177)	(5,677)	(5,538)	129
Nordson Corp.	Morgan Stanley	(6,778)	(944,303)	(991,350)	(48,488)
NOW, Inc.	Morgan Stanley	(29,264)	(339,170)	(335,658)	3,072
NV5 Global, Inc.	Morgan Stanley	(1,683)	(111,795)	(114,898)	(3,274)
Oshkosh Corp.	Morgan Stanley	(4,208)	(310,271)	(318,966)	(9,169)
Patrick Industries, Inc.	Morgan Stanley	(14,402)	(517,478)	(617,558)	(102,209)
Pentair PLC (Ireland)	Morgan Stanley	(36,427)	(1,382,405)	(1,376,941)	3,559
PGT Innovations, Inc.	Morgan Stanley	(38,738)	(626,781)	(669,005)	(43,299)
Primoris Services Corp.	Morgan Stanley	(15,925)	(315,023)	(312,289)	1,297
Proto Labs, Inc.	Morgan Stanley	(4,219)	(449,013)	(430,760)	17,568
Quanta Services, Inc.	Morgan Stanley	(67,655)	(2,422,768)	(2,557,359)	(140,984)
Raven Industries, Inc.	Morgan Stanley	(5,170)	(171,175)	(172,988)	(2,074)
Raytheon Co.	Morgan Stanley	(5,789)	(1,155,994)	(1,135,744)	18,082
RBC Bearings, Inc.	Morgan Stanley	(4,645)	(722,317)	(770,652)	(49,505)
REV Group, Inc.	Morgan Stanley	(31,620)	(367,741)	(361,417)	5,901
Rush Enterprises, Inc., Class A	Morgan Stanley	(6,498)	(251,702)	(250,693)	625
Simpson Manufacturing Co., Inc.	Morgan Stanley	(398)	(27,332)	(27,609)	(320)
SiteOne Landscape Supply, Inc.	Morgan Stanley	(3,441)	(260,002)	(254,703)	5,578
Sunrun, Inc.	Morgan Stanley	(73,640)	(1,093,733)	(1,230,156)	(140,179)
Terex Corp.	Morgan Stanley	(11,403)	(311,074)	(296,136)	16,148
Toro Co. (The)	Morgan Stanley	(20,597)	(1,464,457)	(1,509,760)	(53,096)
TPI Composites, Inc.	Morgan Stanley	(9,900)	(171,567)	(185,625)	(14,335)
Trex Co., Inc.	Morgan Stanley	(6,869)	(566,899)	(624,598)	(63,109)
TriMas Corp.	Morgan Stanley	(1,851)	(54,822)	(56,733)	(1,995)
Triumph Group, Inc.	Morgan Stanley	(35,716)	(728,964)	(817,182)	(91,485)
Tutor Perini Corp.	Morgan Stanley	(15,099)	(180,300)	(216,369)	(36,345)
Univar Solutions, Inc.	Morgan Stanley	(68,560)	(1,393,431)	(1,423,306)	(32,000)
Universal Forest Products, Inc.	Morgan Stanley	(10,326)	(395,073)	(411,801)	(17,965)
Vicor Corp.	Morgan Stanley	(7,873)	(233,967)	(232,411)	1,199
Vivint Solar, Inc.	Morgan Stanley	(29,394)	(226,542)	(192,237)	33,959
WABCO Holdings, Inc.	Morgan Stanley	(2,436)	(324,962)	(325,815)	(1,360)
Wabtec Corp.	Morgan Stanley	(9,440)	(682,040)	(678,358)	2,602
Watsco, Inc.	Morgan Stanley	(5,544)	(898,486)	(937,934)	(42,027)
Welbilt, Inc.	Morgan Stanley	(28,329)	(453,885)	(477,627)	(25,676)

The accompanying notes are an integral part of the financial statements.

58

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Wesco Aircraft Holdings, Inc.	Morgan Stanley	(31,015)	$(338,994)	$(341,475)	$(3,037)
WESCO International, Inc.	Morgan Stanley	(16,006)	(735,435)	(764,607)	(30,294)
WillScot Corp.	Morgan Stanley	(25,748)	(385,366)	(401,154)	(16,940)
Xylem, Inc.	Morgan Stanley	(6,581)	(500,784)	(523,979)	(23,959)

		(1,435,825)	(52,451,274)	(54,073,028)	(1,740,489)

Commercial & Professional Services
ACCO Brands Corp.	Morgan Stanley	(380)	(3,750)	(3,751)	(7)
ADT, Inc.	Morgan Stanley	(88,516)	(535,742)	(554,995)	(20,071)
Advanced Disposal Services, Inc.	Morgan Stanley	(36,272)	(1,178,477)	(1,181,379)	(4,804)
Brady Corp., Class A	Morgan Stanley	(10,972)	(510,635)	(582,065)	(73,577)
Brink’s Co. (The)	Morgan Stanley	(4,735)	(382,861)	(392,768)	(10,491)
Casella Waste Systems, Inc., Class A	Morgan Stanley	(24,204)	(1,091,600)	(1,039,320)	50,852
Cimpress NV (Netherlands)	Morgan Stanley	(7,228)	(871,986)	(952,940)	(83,568)
Covanta Holding Corp.	Morgan Stanley	(39,590)	(673,318)	(684,511)	(22,165)
Equifax, Inc.	Morgan Stanley	(2,358)	(341,226)	(331,700)	10,022
Exponent, Inc.	Morgan Stanley	(8,505)	(591,183)	(594,501)	(5,674)
Forrester Research, Inc.	Morgan Stanley	(6,700)	(231,086)	(215,338)	15,395
Heritage-Crystal Clean, Inc.	Morgan Stanley	(5,351)	(130,626)	(141,802)	(11,401)
Herman Miller, Inc.	Morgan Stanley	(4,926)	(201,572)	(227,039)	(29,215)
HNI Corp.	Morgan Stanley	(14,263)	(458,890)	(506,336)	(48,147)
ICF International, Inc.	Morgan Stanley	(2,607)	(213,585)	(220,213)	(7,205)
Insperity, Inc.	Morgan Stanley	(2,140)	(215,113)	(211,047)	4,025
Interface, Inc.	Morgan Stanley	(20,273)	(266,387)	(292,742)	(26,835)
Matthews International Corp., Class A	Morgan Stanley	(546)	(19,269)	(19,323)	(84)
MSA Safety, Inc.	Morgan Stanley	(10,104)	(1,044,494)	(1,102,447)	(59,782)
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	(20,109)	(429,489)	(427,316)	596
Rollins, Inc.	Morgan Stanley	(43,589)	(1,467,382)	(1,485,077)	(19,933)
Team, Inc.	Morgan Stanley	(28,386)	(471,562)	(512,367)	(41,726)
Upwork, Inc.	Morgan Stanley	(23,840)	(348,184)	(317,191)	30,461
US Ecology, Inc.	Morgan Stanley	(14,853)	(902,947)	(949,701)	(48,131)
Viad Corp.	Morgan Stanley	(3,661)	(237,050)	(245,836)	(9,484)

		(424,108)	(12,818,414)	(13,191,705)	(410,949)

Consumer Durables & Apparel
Callaway Golf Co.	Morgan Stanley	(55,884)	(958,073)	(1,084,708)	(128,868)
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(51,390)	(2,038,667)	(2,259,618)	(224,061)
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	(64,766)	(2,072,883)	(2,147,641)	(77,919)
Columbia Sportswear Co.	Morgan Stanley	(11,068)	(1,077,523)	(1,072,379)	3,501
Crocs, Inc.	Morgan Stanley	(18,321)	(425,729)	(508,591)	(83,512)
G-III Apparel Group Ltd.	Morgan Stanley	(13,883)	(349,041)	(357,765)	(9,257)
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(24,417)	(889,084)	(866,804)	21,088
GoPro, Inc., Class A	Morgan Stanley	(72,221)	(324,510)	(374,466)	(50,451)
Installed Building Products, Inc.	Morgan Stanley	(7,260)	(398,574)	(416,288)	(18,652)
iRobot Corp.	Morgan Stanley	(30,741)	(1,937,277)	(1,895,797)	38,525
Leggett & Platt, Inc.	Morgan Stanley	(16,677)	(629,894)	(682,756)	(60,868)
Levi Strauss & Co., Class A	Morgan Stanley	(24,590)	(457,160)	(468,194)	(11,732)
Malibu Boats, Inc., Class A	Morgan Stanley	(6,377)	(194,180)	(195,646)	(1,702)

The accompanying notes are an integral part of the financial statements.

59

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Mohawk Industries, Inc.	Morgan Stanley	(674)	$(83,917)	$(83,623)	$487
Movado Group, Inc.	Morgan Stanley	(1,170)	(28,025)	(29,086)	(1,155)
Oxford Industries, Inc.	Morgan Stanley	(3,085)	(238,705)	(221,194)	16,301
Sturm Ruger & Co., Inc.	Morgan Stanley	(90)	(3,775)	(3,758)	10
Tupperware Brands Corp.	Morgan Stanley	(20,012)	(308,413)	(317,590)	(14,104)
Wolverine World Wide, Inc.	Morgan Stanley	(100,420)	(2,863,261)	(2,837,869)	11,013
YETI Holdings, Inc.	Morgan Stanley	(9,724)	(289,070)	(272,272)	16,395

		(532,770)	(15,567,761)	(16,096,045)	(574,961)

Consumer Services
Brinker International, Inc.	Morgan Stanley	(10,078)	(404,658)	(430,028)	(28,290)
Carnival Corp. (Panama)	Morgan Stanley	(29,337)	(1,455,996)	(1,282,320)	206,997
Churchill Downs, Inc.	Morgan Stanley	(6,811)	(841,635)	(840,852)	(196)
El Pollo Loco Holdings, Inc.	Morgan Stanley	(14,797)	(167,058)	(162,175)	4,637
Eldorado Resorts, Inc.	Morgan Stanley	(15,538)	(633,018)	(619,500)	15,094
Grand Canyon Education, Inc.	Morgan Stanley	(4,812)	(610,835)	(472,538)	146,473
Hilton Grand Vacations, Inc.	Morgan Stanley	(417)	(13,379)	(13,344)	14
Houghton Mifflin Harcourt Co.	Morgan Stanley	(29,249)	(170,411)	(155,897)	14,254
Hyatt Hotels Corp., Class A	Morgan Stanley	(13,798)	(985,493)	(1,016,499)	(33,131)
International Speedway Corp., Class A	Morgan Stanley	(5,793)	(261,091)	(260,743)	(46)
K12, Inc.	Morgan Stanley	(12,464)	(333,412)	(329,050)	3,883
MGM Resorts International	Morgan Stanley	(5,372)	(149,825)	(148,912)	(40)
Monarch Casino & Resort, Inc.	Morgan Stanley	(6,870)	(299,460)	(286,410)	12,595
OneSpaWorld Holdings Ltd. (Bahamas)	Morgan Stanley	(37,737)	(576,999)	(586,056)	(9,946)
Papa John’s International, Inc.	Morgan Stanley	(24,690)	(1,193,748)	(1,292,522)	(102,923)
Red Rock Resorts, Inc., Class A	Morgan Stanley	(30,425)	(634,231)	(617,780)	12,402
Regis Corp.	Morgan Stanley	(13,022)	(245,986)	(263,305)	(17,695)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(2,919)	(332,036)	(316,215)	13,037
Shake Shack, Inc., Class A	Morgan Stanley	(2,650)	(261,264)	(259,806)	2,235
Six Flags Entertainment Corp.	Morgan Stanley	(11,413)	(657,553)	(579,666)	74,162
Stars Group, Inc. (The) (Canada)	Morgan Stanley	(19,280)	(312,868)	(288,814)	23,576
Twin River Worldwide Holdings, Inc.	Morgan Stanley	(105)	(2,366)	(2,397)	1,962
Vail Resorts, Inc.	Morgan Stanley	(529)	(124,298)	(120,379)	3,729
Wingstop, Inc.	Morgan Stanley	(10,709)	(1,104,532)	(934,682)	172,995
Wynn Resorts Ltd.	Morgan Stanley	(9,732)	(1,042,599)	(1,058,063)	(17,055)

		(318,547)	(12,814,751)	(12,337,953)	498,723

Energy
Archrock, Inc.	Morgan Stanley	(18,191)	(192,279)	(181,364)	10,749
Cameco Corp. (Canada)	Morgan Stanley	(64,811)	(585,619)	(615,704)	(30,979)
Canadian Natural Resources, Ltd. (Canada)	Morgan Stanley	(44,713)	(1,189,220)	(1,190,707)	(6,125)
Centennial Resource Development, Inc., Class A	Morgan Stanley	(234,508)	(1,113,721)	(1,058,804)	53,218
Cheniere Energy, Inc.	Morgan Stanley	(2,660)	(170,027)	(167,740)	2,084
Chesapeake Energy Corp.	Morgan Stanley	(1,018,935)	(1,743,894)	(1,436,698)	304,536
Cimarex Energy Co.	Morgan Stanley	(17,625)	(794,182)	(844,942)	(52,410)
CNX Resources Corp.	Morgan Stanley	(101,358)	(776,886)	(735,859)	41,684
Concho Resources, Inc.	Morgan Stanley	(32,040)	(2,364,916)	(2,175,516)	185,793

The accompanying notes are an integral part of the financial statements.

60

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Contura Energy, Inc.	Morgan Stanley	(5,529)	$(181,959)	$(154,591)	$27,406
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	(22,629)	(125,591)	(139,168)	(14,178)
Diamond Offshore Drilling, Inc.	Morgan Stanley	(202,755)	(1,504,618)	(1,127,318)	375,005
Diamondback Energy, Inc.	Morgan Stanley	(12,310)	(1,209,062)	(1,106,792)	100,426
Encana Corp. (Canada)	Morgan Stanley	(123,885)	(582,260)	(569,871)	10,249
Equitrans Midstream Corp.	Morgan Stanley	(74,034)	(992,974)	(1,077,195)	(85,735)
Extraction Oil & Gas, Inc.	Morgan Stanley	(36,128)	(139,852)	(106,216)	33,696
Exxon Mobil Corp.	Morgan Stanley	(2,962)	(208,712)	(209,147)	(754)
Halliburton Co.	Morgan Stanley	(10,154)	(207,888)	(191,403)	16,260
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(15,580)	(174,808)	(168,731)	6,082
Magnolia Oil & Gas Corp., Class A	Morgan Stanley	(10,197)	(116,432)	(113,187)	3,067
Matador Resources Co.	Morgan Stanley	(41,541)	(686,257)	(686,673)	(1,006)
Murphy Oil Corp.	Morgan Stanley	(77,019)	(1,598,019)	(1,702,890)	(107,309)
Noble Energy, Inc.	Morgan Stanley	(23,748)	(523,833)	(533,380)	(10,413)
Northern Oil and Gas, Inc.	Morgan Stanley	(74,629)	(150,592)	(146,273)	3,929
Oasis Petroleum, Inc.	Morgan Stanley	(381,368)	(1,280,798)	(1,319,533)	(40,689)
ONEOK, Inc.	Morgan Stanley	(5,439)	(376,756)	(400,800)	(24,618)
Par Pacific Holdings, Inc.	Morgan Stanley	(43,359)	(938,722)	(991,187)	(54,050)
Renewable Energy Group, Inc.	Morgan Stanley	(23,486)	(349,337)	(352,407)	(3,603)
SemGroup Corp., Class A	Morgan Stanley	(47,995)	(440,552)	(784,238)	(384,114)
Ship Finance International Ltd. (Bermuda)	Morgan Stanley	(86,732)	(1,189,096)	(1,217,717)	(61,666)
SM Energy Co.	Morgan Stanley	(13,649)	(148,092)	(132,259)	15,973
Solaris Oilfield Infrastructure, Inc., Class A	Morgan Stanley	(48,050)	(641,731)	(644,831)	(9,059)
Southwestern Energy Co.	Morgan Stanley	(138,220)	(290,278)	(266,765)	23,070
Suncor Energy, Inc. (Canada)	Morgan Stanley	(10,929)	(350,098)	(345,138)	2,984
Targa Resources Corp.	Morgan Stanley	(41,888)	(1,613,361)	(1,682,641)	(84,357)
US Silica Holdings, Inc.	Morgan Stanley	(52,509)	(517,516)	(501,986)	11,211
Valaris PLC (United Kingdom)	Morgan Stanley	(251,750)	(1,279,837)	(1,210,918)	66,967
Whiting Petroleum Corp.	Morgan Stanley	(158,401)	(1,307,079)	(1,271,960)	33,125
WPX Energy, Inc.	Morgan Stanley	(29,581)	(326,278)	(313,263)	15,284

		(3,601,297)	(28,383,132)	(27,875,812)	371,733

Food & Staples Retailing
Casey’s General Stores, Inc.	Morgan Stanley	(3,985)	(660,321)	(642,223)	17,091
Performance Food Group Co.	Morgan Stanley	(35,376)	(1,636,676)	(1,627,650)	6,700
PriceSmart, Inc.	Morgan Stanley	(22,248)	(1,324,203)	(1,581,833)	(259,650)
United Natural Foods, Inc.	Morgan Stanley	(74,524)	(599,918)	(858,516)	(262,719)

		(136,133)	(4,221,118)	(4,710,222)	(498,578)

Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	Morgan Stanley	(6,963)	(289,845)	(285,970)	3,432
B&G Foods, Inc.	Morgan Stanley	(21,221)	(366,062)	(401,289)	(46,300)
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(1,280)	(564,813)	(466,022)	104,536
Brown-Forman Corp., Class B	Morgan Stanley	(19,981)	(1,255,768)	(1,254,407)	(2,624)
Calavo Growers, Inc.	Morgan Stanley	(13,322)	(1,194,244)	(1,267,988)	(78,179)
Cott Corp. (Canada)	Morgan Stanley	(101,144)	(1,344,613)	(1,261,266)	81,328
Darling Ingredients, Inc.	Morgan Stanley	(49,751)	(948,796)	(951,737)	(4,594)

The accompanying notes are an integral part of the financial statements.

61

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Flowers Foods, Inc.	Morgan Stanley	(44,705)	$(1,025,086)	$(1,034,027)	$(19,193)
Fresh Del Monte Produce, Inc. (Cayman Islands)	Morgan Stanley	(34,338)	(912,361)	(1,171,269)	(261,562)
Freshpet, Inc.	Morgan Stanley	(26,619)	(1,239,443)	(1,324,828)	(87,275)
Hain Celestial Group, Inc. (The)	Morgan Stanley	(136,770)	(2,679,222)	(2,937,136)	(270,432)
Hostess Brands, Inc.	Morgan Stanley	(11,229)	(155,522)	(157,038)	(1,841)
J&J Snack Foods Corp.	Morgan Stanley	(4,268)	(805,286)	(819,456)	(17,829)
MGP Ingredients, Inc.	Morgan Stanley	(12,183)	(600,350)	(605,251)	(5,868)
National Beverage Corp.	Morgan Stanley	(5,135)	(235,429)	(227,789)	7,281
Post Holdings, Inc.	Morgan Stanley	(2,139)	(226,082)	(226,392)	(655)
Primo Water Corp.	Morgan Stanley	(37,965)	(485,608)	(466,210)	18,657
Sanderson Farms, Inc.	Morgan Stanley	(4,738)	(681,525)	(717,002)	(42,694)
Simply Good Foods Co. (The)	Morgan Stanley	(7,112)	(205,821)	(206,177)	(686)
TreeHouse Foods, Inc.	Morgan Stanley	(2,368)	(134,883)	(131,306)	3,372
Tyson Foods, Inc., Class A	Morgan Stanley	(9,053)	(821,905)	(779,825)	39,809

		(552,284)	(16,172,664)	(16,692,385)	(581,317)

Health Care Equipment & Services
Acadia Healthcare Co., Inc.	Morgan Stanley	(42,588)	(1,299,285)	(1,323,635)	(26,439)
Addus HomeCare Corp.	Morgan Stanley	(17,313)	(1,511,598)	(1,372,575)	136,994
AMN Healthcare Services, Inc.	Morgan Stanley	(3,432)	(195,054)	(197,546)	(2,790)
Apollo Medical Holdings, Inc.	Morgan Stanley	(506)	(10,126)	(8,916)	1,194
AtriCure, Inc.	Morgan Stanley	(7,591)	(183,370)	(189,320)	(6,234)
Avanos Medical, Inc.	Morgan Stanley	(9,264)	(337,622)	(347,029)	(9,923)
Axogen, Inc.	Morgan Stanley	(42,677)	(649,840)	(532,609)	116,239
Axonics Modulation Technologies, Inc.	Morgan Stanley	(968)	(28,983)	(26,059)	2,880
Becton Dickinson and Co.	Morgan Stanley	(1,941)	(481,709)	(490,995)	(11,975)
Boston Scientific Corp.	Morgan Stanley	(29,083)	(1,230,087)	(1,183,387)	45,821
Cantel Medical Corp.	Morgan Stanley	(16,615)	(1,470,928)	(1,242,802)	225,882
Cardiovascular Systems, Inc.	Morgan Stanley	(7,085)	(346,952)	(336,679)	9,847
Cerus Corp.	Morgan Stanley	(131)	(671)	(675)	(6)
Covetrus, Inc.	Morgan Stanley	(21,036)	(285,875)	(250,118)	35,321
Diplomat Pharmacy, Inc.	Morgan Stanley	(32,879)	(189,383)	(161,107)	28,061
Encompass Health Corp.	Morgan Stanley	(8,669)	(528,813)	(548,574)	(23,211)
Ensign Group, Inc. (The)	Morgan Stanley	(12,970)	(629,071)	(615,167)	12,435
Evolent Health, Inc., Class A	Morgan Stanley	(104,871)	(746,199)	(754,022)	(10,631)
Glaukos Corp.	Morgan Stanley	(8,098)	(532,450)	(506,206)	25,432
HealthStream, Inc.	Morgan Stanley	(5,908)	(153,757)	(152,958)	564
ICU Medical, Inc.	Morgan Stanley	(2,574)	(413,873)	(410,810)	2,585
Inogen, Inc.	Morgan Stanley	(3,404)	(159,149)	(163,086)	(4,180)
Inspire Medical Systems, Inc.	Morgan Stanley	(10,869)	(709,637)	(663,226)	45,414
Intuitive Surgical, Inc.	Morgan Stanley	(2,681)	(1,414,498)	(1,447,552)	(35,211)
iRhythm Technologies, Inc.	Morgan Stanley	(11,772)	(870,760)	(872,423)	(3,364)
Lantheus Holdings, Inc.	Morgan Stanley	(1,414)	(36,910)	(35,442)	1,411
Medidata Solutions, Inc.	Morgan Stanley	(8,946)	(818,976)	(818,559)	(832)
Merit Medical Systems, Inc.	Morgan Stanley	(17,388)	(522,730)	(529,638)	(7,707)
Nevro Corp.	Morgan Stanley	(31,590)	(2,590,696)	(2,715,792)	(131,669)
OrthoPediatrics Corp.	Morgan Stanley	(290)	(10,724)	(10,225)	482
Patterson Cos., Inc.	Morgan Stanley	(13,540)	(243,314)	(241,283)	1,674

The accompanying notes are an integral part of the financial statements.

62

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
PetIQ, Inc.	Morgan Stanley	(24,194)	$(725,777)	$(659,528)	$65,141
Providence Service Corp. (The)	Morgan Stanley	(5,745)	(344,962)	(341,598)	2,775
RadNet, Inc.	Morgan Stanley	(21,848)	(308,154)	(313,737)	(6,054)
Tabula Rasa HealthCare, Inc.	Morgan Stanley	(7,145)	(419,697)	(392,546)	26,594
Tenet Healthcare Corp.	Morgan Stanley	(33,365)	(720,832)	(738,034)	(18,302)
US Physical Therapy, Inc.	Morgan Stanley	(9,259)	(1,216,946)	(1,208,762)	6,409
Vocera Communications, Inc.	Morgan Stanley	(31,157)	(736,798)	(768,020)	(32,649)
Wright Medical Group NV (Netherlands)	Morgan Stanley	(42,513)	(883,836)	(877,043)	5,445

		(653,319)	(23,960,042)	(23,447,683)	467,423

Household & Personal Products
Central Garden & Pet Co., Class A	Morgan Stanley	(23,819)	(581,849)	(660,382)	(79,421)
Energizer Holdings, Inc.	Morgan Stanley	(63,646)	(2,649,412)	(2,773,693)	(128,321)
Inter Parfums, Inc.	Morgan Stanley	(296)	(20,227)	(20,711)	(567)
Spectrum Brands Holdings, Inc.	Morgan Stanley	(9,473)	(524,709)	(499,417)	25,945
WD-40 Co.	Morgan Stanley	(4,488)	(809,683)	(823,728)	(15,506)

		(101,722)	(4,585,880)	(4,777,931)	(197,870)

Materials
AdvanSix, Inc.	Morgan Stanley	(664)	(17,031)	(17,078)	(73)
Albemarle Corp.	Morgan Stanley	(34,092)	(2,327,802)	(2,370,076)	(59,359)
Alcoa Corp.	Morgan Stanley	(42,119)	(892,916)	(845,328)	46,675
AptarGroup, Inc.	Morgan Stanley	(3,538)	(429,079)	(419,076)	9,348
Balchem Corp.	Morgan Stanley	(1,469)	(144,779)	(145,710)	(1,152)
Barrick Gold Corp. (Canada)	Morgan Stanley	(17,415)	(344,295)	(301,802)	41,268
Cabot Corp.	Morgan Stanley	(16,844)	(685,719)	(763,370)	(80,526)
Chase Corp.	Morgan Stanley	(18)	(1,938)	(1,969)	(34)
Cleveland-Cliffs, Inc.	Morgan Stanley	(201,269)	(1,569,682)	(1,453,162)	117,196
Compass Minerals International, Inc.	Morgan Stanley	(6,434)	(335,380)	(363,457)	(28,975)
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(91,800)	(360,899)	(283,662)	76,686
Freeport-McMoRan, Inc.	Morgan Stanley	(180,802)	(1,829,716)	(1,730,275)	103,424
FutureFuel Corp.	Morgan Stanley	(228)	(2,698)	(2,722)	(28)
GCP Applied Technologies, Inc.	Morgan Stanley	(29,830)	(597,793)	(574,228)	22,833
Greif, Inc., Class A	Morgan Stanley	(9,364)	(333,341)	(354,802)	(26,547)
Hecla Mining Co.	Morgan Stanley	(459,204)	(846,031)	(808,199)	36,541
IAMGOLD Corp. (Canada)	Morgan Stanley	(86,633)	(339,601)	(295,419)	43,665
Ingevity Corp.	Morgan Stanley	(12,578)	(1,079,696)	(1,067,118)	11,127
Innophos Holdings, Inc.	Morgan Stanley	(12,012)	(332,853)	(389,910)	(57,874)
International Flavors & Fragrances, Inc.	Morgan Stanley	(28,459)	(3,472,644)	(3,491,635)	(44,708)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	(16,975)	(842,241)	(760,480)	81,726
Kronos Worldwide, Inc.	Morgan Stanley	(2,748)	(31,799)	(33,993)	(2,444)
Livent Corp.	Morgan Stanley	(40,502)	(277,034)	(270,958)	6,136
Louisiana-Pacific Corp.	Morgan Stanley	(138,570)	(3,270,733)	(3,406,051)	(140,306)
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	(46,969)	(3,715,808)	(4,202,316)	(493,706)
Mosaic Co. (The)	Morgan Stanley	(153,939)	(3,181,400)	(3,155,750)	19,626
Newmont Goldcorp Corp.	Morgan Stanley	(145,010)	(5,869,362)	(5,498,779)	344,097
Norbord, Inc. (Canada)	Morgan Stanley	(264)	(6,316)	(6,323)	(13)
Olin Corp.	Morgan Stanley	(5,970)	(111,278)	(111,758)	(650)

The accompanying notes are an integral part of the financial statements.

63

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Owens-Illinois, Inc.	Morgan Stanley	(75,210)	$(793,329)	$(772,407)	$19,660
Pan American Silver Corp. (Canada)	Morgan Stanley	(90,862)	(1,700,947)	(1,424,716)	273,637
PH Glatfelter Co.	Morgan Stanley	(25,830)	(363,945)	(397,524)	(34,304)
PPG Industries, Inc.	Morgan Stanley	(3,381)	(375,148)	(400,682)	(26,107)
Pretium Resources, Inc. (Canada)	Morgan Stanley	(12,146)	(164,700)	(139,800)	25,767
Royal Gold, Inc.	Morgan Stanley	(2,118)	(285,866)	(260,959)	29,784
Sonoco Products Co.	Morgan Stanley	(5,381)	(311,237)	(313,228)	(2,466)
SSR Mining, Inc. (Canada)	Morgan Stanley	(13,622)	(231,438)	(197,791)	33,293
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(125,449)	(2,292,252)	(2,036,037)	251,186
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	(42,124)	(357,420)	(349,629)	7,189
United States Steel Corp.	Morgan Stanley	(258,200)	(3,084,993)	(2,982,210)	98,078
US Concrete, Inc.	Morgan Stanley	(30,147)	(1,228,773)	(1,666,526)	(439,627)
Valvoline, Inc.	Morgan Stanley	(30,606)	(676,917)	(674,250)	(1,388)
Westlake Chemical Corp.	Morgan Stanley	(31,194)	(2,010,717)	(2,043,831)	(36,181)
Yamana Gold, Inc. (Canada)	Morgan Stanley	(210,907)	(778,247)	(670,684)	110,532

		(2,742,896)	(47,905,793)	(47,455,680)	333,006

Media & Entertainment
AMC Entertainment Holdings, Inc., Class A	Morgan Stanley	(31,598)	(368,117)	(338,099)	30,459
Cable One, Inc.	Morgan Stanley	(512)	(654,350)	(642,406)	11,289
Entercom Communications Corp., Class A	Morgan Stanley	(170,197)	(578,670)	(568,458)	9,289
Eventbrite, Inc., Class A	Morgan Stanley	(28,052)	(509,986)	(496,801)	12,419
EW Scripps Co. (The), Class A	Morgan Stanley	(16,818)	(201,963)	(223,343)	(22,454)
Gray Television, Inc.	Morgan Stanley	(17,227)	(277,102)	(281,145)	(4,466)
John Wiley & Sons, Inc., Class A	Morgan Stanley	(277)	(12,257)	(12,171)	66
Live Nation Entertainment, Inc.	Morgan Stanley	(3,582)	(251,850)	(237,630)	15,737
Madison Square Garden Co. (The), Class A	Morgan Stanley	(5,362)	(1,383,248)	(1,412,994)	(31,856)
Marcus Corp. (The)	Morgan Stanley	(6,310)	(213,631)	(233,533)	(20,232)
National CineMedia, Inc.	Morgan Stanley	(16,761)	(135,818)	(137,440)	(1,876)
Rosetta Stone, Inc.	Morgan Stanley	(6,417)	(120,255)	(111,656)	8,434
Sirius XM Holdings, Inc.	Morgan Stanley	(31,392)	(193,375)	(196,357)	(3,531)
Take-Two Interactive Software, Inc.	Morgan Stanley	(3,864)	(505,566)	(484,314)	21,081
TrueCar, Inc.	Morgan Stanley	(89,457)	(346,199)	(304,154)	41,633
WideOpenWest, Inc.	Morgan Stanley	(36,640)	(206,384)	(225,702)	(19,790)
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(8,651)	(639,238)	(615,519)	21,665
Yelp, Inc.	Morgan Stanley	(39,805)	(1,332,653)	(1,383,224)	(55,674)
Zillow Group, Inc., Class C	Morgan Stanley	(87,728)	(2,819,251)	(2,616,049)	198,902

		(600,650)	(10,749,913)	(10,520,995)	211,095

Pharmaceuticals, Biotechnology & Life Sciences
Agios Pharmaceuticals, Inc.	Morgan Stanley	(9,744)	(349,403)	(315,706)	33,164
Alkermes PLC (Ireland)	Morgan Stanley	(13,602)	(285,118)	(265,375)	19,308
Amicus Therapeutics, Inc.	Morgan Stanley	(38,789)	(365,721)	(311,088)	54,075
Amneal Pharmaceuticals, Inc.	Morgan Stanley	(6,068)	(19,534)	(17,597)	1,907
AnaptysBio, Inc.	Morgan Stanley	(4,142)	(175,786)	(144,929)	30,589

The accompanying notes are an integral part of the financial statements.

64

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
ANI Pharmaceuticals, Inc.	Morgan Stanley	(3,419)	$(236,073)	$(249,177)	$(13,464)
Arena Pharmaceuticals, Inc.	Morgan Stanley	(4,779)	(240,734)	(218,735)	21,632
ArQule, Inc.	Morgan Stanley	(37,336)	(314,433)	(267,699)	46,254
Athenex, Inc.	Morgan Stanley	(253)	(3,069)	(3,078)	150
Audentes Therapeutics, Inc.	Morgan Stanley	(469)	(13,203)	(13,174)	8
BioMarin Pharmaceutical, Inc.	Morgan Stanley	(11,898)	(872,865)	(801,925)	69,608
Bio-Techne Corp.	Morgan Stanley	(1,345)	(269,600)	(263,176)	6,012
Bluebird Bio, Inc.	Morgan Stanley	(10,221)	(1,038,538)	(938,492)	98,462
Blueprint Medicines Corp.	Morgan Stanley	(4,087)	(308,743)	(300,272)	8,000
Cambrex Corp.	Morgan Stanley	(5,986)	(354,251)	(356,167)	(2,583)
Catalent, Inc.	Morgan Stanley	(31,629)	(1,644,134)	(1,507,438)	134,189
Codexis, Inc.	Morgan Stanley	(30,940)	(433,121)	(424,342)	8,117
Cronos Group, Inc. (Canada)	Morgan Stanley	(46,496)	(468,289)	(420,789)	46,786
Denali Therapeutics, Inc.	Morgan Stanley	(1,033)	(18,205)	(15,826)	2,351
Elanco Animal Health, Inc.	Morgan Stanley	(4,729)	(130,755)	(125,744)	4,811
Emergent BioSolutions, Inc.	Morgan Stanley	(8,137)	(409,597)	(425,402)	(16,430)
Epizyme, Inc.	Morgan Stanley	(337)	(3,554)	(3,476)	72
Fate Therapeutics, Inc.	Morgan Stanley	(61)	(954)	(947)	5
Homology Medicines, Inc.	Morgan Stanley	(420)	(7,798)	(7,602)	184
Illumina, Inc.	Morgan Stanley	(6,140)	(1,858,092)	(1,867,911)	(12,653)
Insmed, Inc.	Morgan Stanley	(20,790)	(359,731)	(366,736)	(7,554)
Intersect ENT, Inc.	Morgan Stanley	(12,179)	(209,065)	(207,165)	1,581
Intra-Cellular Therapies, Inc.	Morgan Stanley	(12,451)	(108,017)	(93,009)	15,033
Intrexon Corp.	Morgan Stanley	(1,837)	(10,270)	(10,508)	(253)
Krystal Biotech, Inc.	Morgan Stanley	(319)	(12,407)	(11,077)	1,310
Ligand Pharmaceuticals, Inc.	Morgan Stanley	(2,488)	(255,856)	(247,656)	7,810
Luminex Corp.	Morgan Stanley	(38,249)	(783,364)	(789,842)	(11,313)
MacroGenics, Inc.	Morgan Stanley	(10,867)	(156,702)	(138,663)	17,945
MeiraGTx Holdings PLC (Cayman Islands)	Morgan Stanley	(750)	(13,750)	(11,962)	1,766
Myriad Genetics, Inc.	Morgan Stanley	(32,222)	(853,219)	(922,516)	(70,598)
NanoString Technologies, Inc.	Morgan Stanley	(22,412)	(516,389)	(483,875)	31,726
Nektar Therapeutics	Morgan Stanley	(76,335)	(1,427,455)	(1,390,442)	34,836
Pacific Biosciences of California, Inc.	Morgan Stanley	(199,272)	(1,094,003)	(1,028,244)	64,748
PerkinElmer, Inc.	Morgan Stanley	(25,629)	(2,115,658)	(2,182,822)	(70,390)
PRA Health Sciences, Inc.	Morgan Stanley	(1,427)	(150,450)	(141,601)	9,102
PTC Therapeutics, Inc.	Morgan Stanley	(1,062)	(39,386)	(35,917)	3,408
QIAGEN NV (Netherlands)	Morgan Stanley	(10,063)	(347,274)	(331,777)	15,082
Quanterix Corp.	Morgan Stanley	(1,781)	(44,800)	(39,111)	5,621
REGENXBIO, Inc.	Morgan Stanley	(13,630)	(482,699)	(485,228)	(3,265)
Revance Therapeutics, Inc.	Morgan Stanley	(24,651)	(260,609)	(320,463)	(60,731)
Rubius Therapeutics, Inc.	Morgan Stanley	(1,347)	(12,288)	(10,574)	1,695
Sangamo Therapeutics, Inc.	Morgan Stanley	(19,373)	(204,551)	(175,326)	28,913
Sarepta Therapeutics, Inc.	Morgan Stanley	(26,801)	(2,317,288)	(2,018,651)	295,103
Spark Therapeutics, Inc.	Morgan Stanley	(1,780)	(176,694)	(172,624)	3,800
Theravance Biopharma, Inc. (Cayman Islands)	Morgan Stanley	(12,421)	(267,293)	(241,961)	25,338
Ultragenyx Pharmaceutical, Inc.	Morgan Stanley	(5,769)	(263,380)	(246,798)	16,180

The accompanying notes are an integral part of the financial statements.

65

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
UroGen Pharma Ltd. (Israel)	Morgan Stanley	(203)	$(5,008)	$(4,837)	$162
ZIOPHARM Oncology, Inc.	Morgan Stanley	(9,287)	(41,689)	(39,748)	1,876

		(867,455)	(22,350,865)	(21,415,200)	899,485

Retailing
Abercrombie & Fitch Co., Class A	Morgan Stanley	(45,221)	(741,098)	(705,448)	34,520
Advance Auto Parts, Inc.	Morgan Stanley	(3,036)	(490,396)	(502,154)	(12,507)
American Eagle Outfitters, Inc.	Morgan Stanley	(16,278)	(263,978)	(264,029)	(454)
At Home Group, Inc.	Morgan Stanley	(1,095)	(10,386)	(10,534)	(164)
Big Lots, Inc.	Morgan Stanley	(47,879)	(1,170,163)	(1,173,037)	(19,391)
Boot Barn Holdings, Inc.	Morgan Stanley	(3,758)	(135,916)	(131,154)	4,554
Caleres, Inc.	Morgan Stanley	(42,516)	(974,042)	(995,300)	(26,533)
CarMax, Inc.	Morgan Stanley	(3,914)	(339,793)	(344,432)	(5,158)
Children’s Place, Inc. (The)	Morgan Stanley	(8,126)	(726,053)	(625,621)	100,543
Designer Brands, Inc., Class A	Morgan Stanley	(48,885)	(833,489)	(836,911)	(17,765)
Dick’s Sporting Goods, Inc.	Morgan Stanley	(61,806)	(2,292,395)	(2,522,303)	(242,621)
Dollar Tree, Inc.	Morgan Stanley	(2,071)	(234,469)	(236,425)	(2,339)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(3,685)	(170,100)	(188,488)	(22,048)
Foot Locker, Inc.	Morgan Stanley	(1,265)	(53,643)	(54,597)	(1,037)
Genuine Parts Co.	Morgan Stanley	(20,955)	(2,039,309)	(2,086,908)	(50,773)
GrubHub, Inc.	Morgan Stanley	(26,364)	(1,695,469)	(1,481,920)	220,686
Guess?, Inc.	Morgan Stanley	(93,523)	(1,621,245)	(1,732,981)	(128,384)
Lithia Motors, Inc., Class A	Morgan Stanley	(2,424)	(305,569)	(320,889)	(16,798)
National Vision Holdings, Inc.	Morgan Stanley	(22,230)	(674,680)	(535,076)	138,575
Party City Holdco, Inc.	Morgan Stanley	(84,403)	(435,304)	(481,941)	(47,301)
Urban Outfitters, Inc.	Morgan Stanley	(8,856)	(233,224)	(248,765)	(15,898)
Wayfair, Inc., Class A	Morgan Stanley	(3,055)	(378,026)	(342,527)	34,922
Williams-Sonoma, Inc.	Morgan Stanley	(22,895)	(1,532,870)	(1,556,402)	(25,870)

		(574,240)	(17,351,617)	(17,377,842)	(101,241)

Semiconductors & Semiconductor Equipment
Advanced Energy Industries, Inc.	Morgan Stanley	(10,960)	(595,657)	(629,214)	(34,465)
Advanced Micro Devices, Inc.	Morgan Stanley	(3,658)	(112,838)	(106,045)	6,620
Ambarella, Inc. (Cayman Islands)	Morgan Stanley	(37,327)	(2,175,791)	(2,345,442)	(177,991)
Axcelis Technologies, Inc.	Morgan Stanley	(1,886)	(30,874)	(32,232)	(1,405)
Brooks Automation, Inc.	Morgan Stanley	(10,031)	(357,317)	(371,448)	(15,215)
Cabot Microelectronics Corp.	Morgan Stanley	(2,977)	(363,870)	(420,382)	(59,794)
CEVA, Inc.	Morgan Stanley	(9,679)	(293,773)	(289,015)	4,312
Cohu, Inc.	Morgan Stanley	(4,453)	(59,457)	(60,138)	(772)
FormFactor, Inc.	Morgan Stanley	(38,288)	(627,923)	(713,880)	(87,843)
KLA Corp.	Morgan Stanley	(22,369)	(3,219,088)	(3,566,737)	(352,558)
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	(27,193)	(529,720)	(584,514)	(56,903)
MaxLinear, Inc.	Morgan Stanley	(40,230)	(782,345)	(900,347)	(120,065)
MKS Instruments, Inc.	Morgan Stanley	(24,873)	(2,044,127)	(2,295,280)	(254,271)
Monolithic Power Systems, Inc.	Morgan Stanley	(10,169)	(1,491,918)	(1,582,601)	(96,992)
Nanometrics, Inc.	Morgan Stanley	(3,162)	(92,082)	(103,144)	(11,203)
NVIDIA Corp.	Morgan Stanley	(2,658)	(470,784)	(462,678)	7,387

The accompanying notes are an integral part of the financial statements.

66

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Photronics, Inc.	Morgan Stanley	(27,824)	$(295,299)	$(302,725)	$(8,722)
Power Integrations, Inc.	Morgan Stanley	(6,942)	(589,974)	(627,765)	(39,986)
Rambus, Inc.	Morgan Stanley	(50,557)	(583,140)	(663,561)	(82,991)
Rudolph Technologies, Inc.	Morgan Stanley	(7,203)	(160,716)	(189,871)	(29,401)
Semtech Corp.	Morgan Stanley	(14,150)	(648,498)	(687,832)	(40,323)
Synaptics, Inc.	Morgan Stanley	(28,735)	(1,064,729)	(1,147,963)	(91,524)

		(385,324)	(16,589,920)	(18,082,814)	(1,544,105)

Software & Services
2U, Inc.	Morgan Stanley	(38,664)	(682,675)	(629,450)	52,184
8x8, Inc.	Morgan Stanley	(75,626)	(1,822,102)	(1,566,971)	252,353
Altair Engineering, Inc., Class A	Morgan Stanley	(1,137)	(39,547)	(39,363)	123
Anaplan, Inc.	Morgan Stanley	(788)	(36,906)	(37,036)	(187)
Appian Corp.	Morgan Stanley	(16,168)	(971,050)	(767,980)	201,589
Benefitfocus, Inc.	Morgan Stanley	(36,069)	(901,308)	(858,803)	41,140
Black Knight, Inc.	Morgan Stanley	(10,478)	(645,340)	(639,787)	4,684
BlackBerry Ltd. (Canada)	Morgan Stanley	(118,049)	(786,256)	(619,757)	165,299
Bottomline Technologies DE, Inc.	Morgan Stanley	(5,005)	(205,305)	(196,947)	8,048
Box, Inc., Class A	Morgan Stanley	(22,799)	(383,173)	(377,551)	3,718
Carbonite, Inc.	Morgan Stanley	(4,172)	(63,416)	(64,624)	(1,306)
Cloudera, Inc.	Morgan Stanley	(100,398)	(752,054)	(889,526)	(157,435)
Conduent, Inc.	Morgan Stanley	(111,743)	(746,995)	(695,041)	50,814
CoreLogic, Inc.	Morgan Stanley	(18,434)	(875,130)	(852,941)	21,580
Cornerstone OnDemand, Inc.	Morgan Stanley	(202)	(11,092)	(11,074)	1
Domo, Inc., Class B	Morgan Stanley	(13,999)	(240,259)	(223,704)	16,339
Dropbox, Inc., Class A	Morgan Stanley	(49,488)	(897,989)	(998,173)	(101,554)
Envestnet, Inc.	Morgan Stanley	(11,655)	(672,070)	(660,838)	10,206
Everbridge, Inc.	Morgan Stanley	(367)	(23,053)	(22,648)	370
FireEye, Inc.	Morgan Stanley	(93,780)	(1,269,679)	(1,251,025)	16,289
ForeScout Technologies, Inc.	Morgan Stanley	(12,918)	(444,472)	(489,851)	(46,754)
Gartner, Inc.	Morgan Stanley	(2,444)	(329,060)	(349,468)	(20,910)
Guidewire Software, Inc.	Morgan Stanley	(8,282)	(871,468)	(872,757)	(3,417)
Instructure, Inc.	Morgan Stanley	(16,111)	(660,641)	(624,140)	35,536
Jack Henry & Associates, Inc.	Morgan Stanley	(2,645)	(378,278)	(386,091)	(10,663)
LivePerson, Inc.	Morgan Stanley	(4,105)	(164,857)	(146,548)	18,104
LogMeIn, Inc.	Morgan Stanley	(6,775)	(474,272)	(480,754)	(7,206)
MAXIMUS, Inc.	Morgan Stanley	(12,226)	(928,204)	(944,581)	(18,336)
MicroStrategy, Inc., Class A	Morgan Stanley	(3,034)	(430,597)	(450,155)	(20,796)
New Relic, Inc.	Morgan Stanley	(25,055)	(1,446,748)	(1,539,630)	(95,088)
Nutanix, Inc., Class A	Morgan Stanley	(36,344)	(963,843)	(954,030)	10,280
OneSpan, Inc.	Morgan Stanley	(21)	(301)	(304)	233
Palo Alto Networks, Inc.	Morgan Stanley	(9,103)	(1,916,613)	(1,855,464)	58,902
Perficient, Inc.	Morgan Stanley	(8,285)	(302,402)	(319,635)	(17,769)
Pivotal Software, Inc., Class A	Morgan Stanley	(45,343)	(675,611)	(676,518)	(1,942)
Pluralsight, Inc., Class A	Morgan Stanley	(28,676)	(456,712)	(481,613)	(25,599)
Presidio, Inc.	Morgan Stanley	(2,739)	(44,197)	(46,289)	(2,233)
PTC, Inc.	Morgan Stanley	(15,447)	(1,035,782)	(1,053,176)	(18,974)
Rapid7, Inc.	Morgan Stanley	(558)	(25,582)	(25,328)	215

The accompanying notes are an integral part of the financial statements.

67

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
RealPage, Inc.	Morgan Stanley	(2,263)	$(142,931)	$(142,252)	$617
SailPoint Technologies Holding, Inc.	Morgan Stanley	(34,038)	(748,155)	(636,170)	111,265
Science Applications International Corp.	Morgan Stanley	(7,212)	(610,784)	(629,968)	(21,057)
Smartsheet, Inc., Class A	Morgan Stanley	(16,108)	(640,496)	(580,371)	59,148
Splunk, Inc.	Morgan Stanley	(3,412)	(384,567)	(402,138)	(19,008)
SVMK, Inc.	Morgan Stanley	(8,157)	(136,759)	(139,485)	(3,308)
Switch, Inc., Class A	Morgan Stanley	(104,170)	(1,695,888)	(1,627,135)	67,221
Tenable Holdings, Inc.	Morgan Stanley	(28,152)	(649,043)	(630,042)	18,011
TiVo Corp.	Morgan Stanley	(43,570)	(327,547)	(331,786)	(8,608)
Tucows, Inc., Class A	Morgan Stanley	(1,649)	(84,475)	(89,310)	(4,964)
Tyler Technologies, Inc.	Morgan Stanley	(1,659)	(422,431)	(435,488)	(13,719)
Varonis Systems, Inc.	Morgan Stanley	(10,799)	(722,828)	(645,564)	76,161
Workday, Inc., Class A	Morgan Stanley	(2,576)	(448,400)	(437,817)	9,899
Yext, Inc.	Morgan Stanley	(7,657)	(130,177)	(121,670)	8,309
Zendesk, Inc.	Morgan Stanley	(3,897)	(318,932)	(284,013)	34,432
Zscaler, Inc.	Morgan Stanley	(8,176)	(404,209)	(386,398)	17,194
Zuora, Inc., Class A	Morgan Stanley	(36,832)	(559,334)	(554,322)	3,156

		(1,289,459)	(32,001,995)	(31,173,500)	752,587

Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	(162,581)	(1,312,029)	(1,325,035)	(15,156)
ADTRAN, Inc.	Morgan Stanley	(23,197)	(253,302)	(263,170)	(10,281)
Anixter International, Inc.	Morgan Stanley	(5,714)	(348,146)	(394,952)	(47,337)
AVX Corp.	Morgan Stanley	(1,223)	(18,928)	(18,590)	309
Benchmark Electronics, Inc.	Morgan Stanley	(8,485)	(219,585)	(246,574)	(29,596)
Casa Systems, Inc.	Morgan Stanley	(2,203)	(15,266)	(17,305)	(2,062)
Celestica, Inc. (Canada)	Morgan Stanley	(50,056)	(334,860)	(358,902)	(24,973)
CommScope Holding Co., Inc.	Morgan Stanley	(158,293)	(1,831,228)	(1,861,526)	(33,091)
Corning, Inc.	Morgan Stanley	(95,497)	(2,670,705)	(2,723,574)	(57,041)
Dolby Laboratories, Inc., Class A	Morgan Stanley	(8,774)	(553,903)	(567,151)	(14,130)
Extreme Networks, Inc.	Morgan Stanley	(35,964)	(237,362)	(261,638)	(24,798)
FARO Technologies, Inc.	Morgan Stanley	(5,212)	(255,325)	(252,000)	2,751
Finisar Corp.	Morgan Stanley	(16,261)	(364,246)	(380,670)	(16,980)
Fitbit, Inc., Class A	Morgan Stanley	(195,495)	(582,575)	(744,836)	(167,567)
FLIR Systems, Inc.	Morgan Stanley	(15,177)	(797,552)	(798,158)	(1,823)
II-VI, Inc.	Morgan Stanley	(12,481)	(464,428)	(439,456)	24,264
Infinera Corp.	Morgan Stanley	(383,970)	(2,028,097)	(2,092,636)	(69,349)
IPG Photonics Corp.	Morgan Stanley	(13,937)	(1,772,077)	(1,889,857)	(120,483)
Littelfuse, Inc.	Morgan Stanley	(4,415)	(762,369)	(782,824)	(21,618)
NetScout Systems, Inc.	Morgan Stanley	(38,409)	(838,867)	(885,712)	(49,076)
nLight, Inc.	Morgan Stanley	(46,929)	(744,698)	(734,908)	8,654
Novanta, Inc. (Canada)	Morgan Stanley	(6,182)	(492,693)	(505,193)	(13,252)
PC Connection, Inc.	Morgan Stanley	(13)	(510)	(506)	3
Plantronics, Inc.	Morgan Stanley	(6,622)	(224,353)	(247,133)	(23,122)
Plexus Corp.	Morgan Stanley	(22,105)	(1,291,693)	(1,381,784)	(92,640)
Pure Storage, Inc., Class A	Morgan Stanley	(34,539)	(549,861)	(585,091)	(40,958)
Sanmina Corp.	Morgan Stanley	(17,880)	(550,802)	(574,127)	(26,334)
ScanSource, Inc.	Morgan Stanley	(6,797)	(208,238)	(207,648)	271

The accompanying notes are an integral part of the financial statements.

68

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Sierra Wireless, Inc. (Canada)	Morgan Stanley	(25,009)	$(271,771)	$(267,596)	$3,760
Stratasys Ltd. (Israel)	Morgan Stanley	(23,672)	(563,166)	(504,332)	57,975
SYNNEX Corp.	Morgan Stanley	(7,843)	(736,301)	(885,475)	(160,771)
Viavi Solutions, Inc.	Morgan Stanley	(12,053)	(176,969)	(168,802)	7,897
Western Digital Corp.	Morgan Stanley	(26,719)	(1,483,393)	(1,593,521)	(142,391)

		(1,473,707)	(22,955,298)	(23,960,682)	(1,098,945)

Telecommunication Services
ATN International, Inc.	Morgan Stanley	(4,644)	(266,997)	(271,070)	(5,408)
Bandwidth, Inc., Class A	Morgan Stanley	(5,499)	(470,549)	(358,040)	111,792
BCE, Inc. (Canada)	Morgan Stanley	(9,293)	(430,995)	(449,874)	(25,441)
Boingo Wireless, Inc.	Morgan Stanley	(71,482)	(964,016)	(793,450)	169,096
Globalstar, Inc.	Morgan Stanley	(1,970)	(801)	(815)	(16)
ORBCOMM, Inc.	Morgan Stanley	(47,167)	(220,752)	(224,515)	(4,202)
TELUS Corp. (Canada)	Morgan Stanley	(2,933)	(106,996)	(104,473)	1,173
Vonage Holdings Corp.	Morgan Stanley	(11,570)	(152,265)	(130,741)	22,884
Zayo Group Holdings, Inc.	Morgan Stanley	(7,790)	(262,796)	(264,081)	(1,686)

		(162,348)	(2,876,167)	(2,597,059)	268,192

Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(47,487)	(941,759)	(998,177)	(58,148)
Hawaiian Holdings, Inc.	Morgan Stanley	(60,550)	(1,501,678)	(1,590,043)	(93,430)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	(4,048)	(147,031)	(146,942)	(136)
Matson, Inc.	Morgan Stanley	(11,769)	(427,827)	(441,455)	(14,417)
Ryder System, Inc.	Morgan Stanley	(48,278)	(2,300,743)	(2,499,352)	(203,577)
Saia, Inc.	Morgan Stanley	(15,482)	(1,233,687)	(1,450,663)	(223,533)
SkyWest, Inc.	Morgan Stanley	(27,816)	(1,550,788)	(1,596,638)	(52,680)
Spirit Airlines, Inc.	Morgan Stanley	(31,332)	(1,171,560)	(1,137,352)	32,421

		(246,762)	(9,275,073)	(9,860,622)	(613,500)

Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(3,626)	(48,077)	(49,676)	(2,154)
Ameren Corp.	Morgan Stanley	(13,591)	(1,066,188)	(1,087,960)	(30,075)
Aqua America, Inc.	Morgan Stanley	(10,241)	(445,996)	(459,104)	(14,314)
Avangrid, Inc.	Morgan Stanley	(6,885)	(346,221)	(359,741)	(16,865)
Avista Corp.	Morgan Stanley	(5,195)	(242,814)	(251,646)	(9,202)
Black Hills Corp.	Morgan Stanley	(10,752)	(827,893)	(825,001)	1,629
CenterPoint Energy, Inc.	Morgan Stanley	(55,351)	(1,571,432)	(1,670,493)	(105,468)
Clearway Energy, Inc., Class A	Morgan Stanley	(2,917)	(49,424)	(50,581)	(1,315)
Dominion Energy, Inc.	Morgan Stanley	(2,025)	(159,570)	(164,106)	(6,867)
Edison International	Morgan Stanley	(7,819)	(573,367)	(589,709)	(22,006)
El Paso Electric Co.	Morgan Stanley	(5,671)	(379,215)	(380,411)	(3,826)
Eversource Energy	Morgan Stanley	(10,515)	(852,035)	(898,717)	(53,104)
FirstEnergy Corp.	Morgan Stanley	(15,285)	(730,933)	(737,196)	(7,377)
MDU Resources Group, Inc.	Morgan Stanley	(5,398)	(142,291)	(152,170)	(11,195)
Middlesex Water Co.	Morgan Stanley	(922)	(56,553)	(59,893)	(3,427)
National Fuel Gas Co.	Morgan Stanley	(11,748)	(550,076)	(551,216)	(7,089)
NorthWestern Corp.	Morgan Stanley	(3,375)	(245,400)	(253,294)	(9,828)

The accompanying notes are an integral part of the financial statements.

69

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
OGE Energy Corp.	Morgan Stanley	(9,193)	$(399,654)	$(417,178)	$(18,134)
Otter Tail Corp.	Morgan Stanley	(131)	(7,081)	(7,041)	28
Pattern Energy Group, Inc., Class A	Morgan Stanley	(7,701)	(210,159)	(207,388)	(280)
PG&E Corp.	Morgan Stanley	(245,703)	(2,683,311)	(2,457,030)	222,188
Southwest Gas Holdings, Inc.	Morgan Stanley	(5,236)	(478,437)	(476,685)	1,021
Spire, Inc.	Morgan Stanley	(5,011)	(418,298)	(437,160)	(22,152)
Sunnova Energy International, Inc.	Morgan Stanley	(1,173)	(12,663)	(12,610)	33
York Water Co. (The)	Morgan Stanley	(23)	(1,005)	(1,004)	(3)

		(445,487)	(12,498,093)	(12,557,010)	(119,782)

Total Reference Entity — Short			(376,720,350)	(380,044,614)	(4,370,622)

Net Value of Reference Entity			$8,415,602	$20,737,706	$12,665,808

*	Includes $343,704 related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

70

GOTHAM NEUTRAL FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
LONG POSITIONS — 121.6%
COMMON STOCKS — 121.6%
Automobiles & Components — 0.9%
BorgWarner, Inc.†	8,237	$302,133
Ford Motor Co.†	47,382	434,019
General Motors Co.†	4,824	180,804
Gentherm, Inc.†*	1,150	47,248
Harley-Davidson, Inc.	426	15,323
Magna International, Inc. (Canada)†	11,064	590,043

		1,569,570

Capital Goods — 13.9%
3M Co.†	3,107	510,791
Acuity Brands, Inc.†	877	118,211
Advanced Drainage Systems, Inc	1,517	48,954
Aerojet Rocketdyne Holdings, Inc.†*	1,803	91,070
Albany International Corp., Class A†	2,047	184,558
Altra Industrial Motion Corp.†	2,081	57,633
American Woodmark Corp.*	640	56,902
AMETEK, Inc.†	4,262	391,337
Arconic, Inc.†	12,643	328,718
Armstrong World Industries, Inc.†	3,804	367,847
AZZ, Inc.†	2,244	97,749
Barnes Group, Inc.†	1,352	69,682
BMC Stock Holdings, Inc.†*	14,053	367,908
Builders FirstSource, Inc.†*	38,302	788,064
Carlisle Cos., Inc.†	1,257	182,944
Caterpillar, Inc.†	2,732	345,079
Columbus McKinnon Corp.†	1,292	47,068
Continental Building Products, Inc.†*	12,098	330,154
Crane Co.†	5,042	406,536
Cummins, Inc.†	4,965	807,657
Curtiss-Wright Corp.†	932	120,573
Dover Corp.†	1,344	133,809
Eaton Corp. PLC (Ireland)†	10,376	862,764
EMCOR Group, Inc.†	2,624	225,979
Emerson Electric Co.†	6,489	433,855
Encore Wire Corp.†	1,212	68,211
Flowserve Corp.†	6,819	318,515
Fluor Corp.	985	18,843
Foundation Building Materials, Inc.†*	1,640	25,404
Gardner Denver Holdings, Inc.†*	24,813	701,960
GMS, Inc.†*	11,299	324,507
GrafTech International Ltd.†	48,192	616,858
Great Lakes Dredge & Dock Corp.†*	7,144	74,655
HD Supply Holdings, Inc.†*	5,648	221,260
HEICO Corp.	2,004	250,260

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Hexcel Corp.†	726	$59,626
Hillenbrand, Inc.†	4,898	151,250
Honeywell International, Inc.†	2,893	489,496
Hubbell, Inc.†	7,901	1,038,191
IDEX Corp.	774	126,843
Illinois Tool Works, Inc.†	4,056	634,723
Ingersoll-Rand PLC (Ireland)†	3,102	382,197
Jacobs Engineering Group, Inc.†	13,983	1,279,444
JELD-WEN Holding, Inc.†*	20,834	401,888
Johnson Controls International PLC (Ireland)†	46,768	2,052,647
L3Harris Technologies, Inc.†	3,112	649,288
Lockheed Martin Corp.†	1,903	742,284
Manitowoc Co., Inc. (The)†*	4,616	57,700
Masco Corp.†	7,125	296,970
MasTec, Inc.†*	12,977	842,597
Milacron Holdings Corp.†*	10,045	167,450
MRC Global, Inc.†*	8,841	107,241
National Presto Industries, Inc.†	996	88,734
Navistar International Corp.†*	14,181	398,628
Northrop Grumman Corp.	1,038	389,032
NOW, Inc.†*	6,361	72,961
Parker-Hannifin Corp.†	2,980	538,218
Quanex Building Products Corp.	115	2,079
Regal Beloit Corp.†	5,732	417,576
Rexnord Corp.†*	15,846	428,634
Rockwell Automation, Inc.	84	13,843
Roper Technologies, Inc.†	778	277,435
SiteOne Landscape Supply, Inc.*	27	1,999
Snap-on, Inc.†	1,769	276,919
Spirit AeroSystems Holdings, Inc., Class A†	2,883	237,098
SPX Corp.*	1,430	57,214
SPX FLOW, Inc.†*	5,319	209,888
Stanley Black & Decker, Inc.†	3,874	559,444
Systemax, Inc.	84	1,849
Textron, Inc.†	5,306	259,782
Timken Co. (The)†	9,398	408,907
United Rentals, Inc.†*	1,559	194,314
United Technologies Corp.†	2,403	328,058
Universal Forest Products, Inc.†	2,062	82,233
Wabash National Corp.†	13,882	201,428
Watts Water Technologies, Inc., Class A†	1,286	120,537

The accompanying notes are an integral part of the financial statements.

71

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Welbilt, Inc.†*	14,306	$241,199
Wesco Aircraft Holdings, Inc.*	1,010	11,120

		25,295,279

Commercial & Professional Services — 4.1%
ABM Industries, Inc.†	3,847	139,723
ASGN, Inc.†*	1,839	115,600
BrightView Holdings, Inc.*	23	394
CBIZ, Inc.†*	1,516	35,626
Cintas Corp.†	3,725	998,672
Clean Harbors, Inc.†*	6,044	466,597
Copart, Inc.*	48	3,856
CoStar Group, Inc.*	571	338,717
Deluxe Corp.†	9,174	450,994
Ennis, Inc.	34	687
FTI Consulting, Inc.†*	6,630	702,714
IHS Markit Ltd. (Bermuda)†*	4,798	320,890
KAR Auction Services, Inc.	345	8,470
Kelly Services, Inc., Class A	463	11,214
Korn Ferry†	3,803	146,948
ManpowerGroup, Inc.†	6,769	570,221
Navigant Consulting, Inc.†	2,053	57,381
Republic Services, Inc.†	6,066	525,012
Ritchie Bros Auctioneers, Inc. (Canada)†	3,776	150,662
Robert Half International, Inc.†	6,124	340,862
SP Plus Corp.†*	4,189	154,993
Steelcase, Inc., Class A	566	10,414
Tetra Tech, Inc.†	3,741	324,569
Thomson Reuters Corp. (Canada)†	11,497	768,919
TransUnion	4,762	386,246
UniFirst Corp.†	1,769	345,167
Verisk Analytics, Inc.†	451	71,321

		7,446,869

Consumer Durables & Apparel — 4.3%
Carter’s, Inc.†	4,395	400,868
Cavco Industries, Inc.*	46	8,836
Fossil Group, Inc.†*	34,214	428,017
Garmin Ltd. (Switzerland)†	2,931	248,226
Hanesbrands, Inc.†	10,250	157,030
Hasbro, Inc.†	3,377	400,816
Installed Building Products, Inc.†*	4,612	264,452
La-Z-Boy, Inc.†	3,805	127,810
Mattel, Inc.†*	73,976	842,587
Newell Brands, Inc.†	58,209	1,089,672

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Oxford Industries, Inc.	590	$42,303
Polaris, Inc.†	1,880	165,459
PVH Corp.†	3,006	265,219
Ralph Lauren Corp.†	7,273	694,353
Skyline Champion Corp.†*	2,653	79,829
Sonos, Inc.†*	5,031	67,466
Steven Madden Ltd.†	3,299	118,071
Sturm Ruger & Co., Inc.†	2,294	95,797
TopBuild Corp.†*	10,222	985,707
VF Corp.†	11,253	1,001,404
Whirlpool Corp.†	1,898	300,567

		7,784,489

Consumer Services — 5.1%
Adtalem Global Education, Inc.*	384	14,627
Aramark†	6,043	263,354
BJ’s Restaurants, Inc.†	7,562	293,708
Bloomin’ Brands, Inc.†	21,044	398,363
Boyd Gaming Corp.	2,427	58,127
Bright Horizons Family Solutions, Inc.*	111	16,928
Career Education Corp.†*	7,514	119,397
Cheesecake Factory, Inc. (The)†	11,870	494,742
Choice Hotels International, Inc.†	3,933	349,880
Cracker Barrel Old Country Store, Inc.†	3,101	504,378
Darden Restaurants, Inc.†	3,402	402,184
Dave & Buster’s Entertainment, Inc.†	3,747	145,946
Denny’s Corp.*	435	9,903
Dunkin’ Brands Group, Inc.	1,485	117,850
Everi Holdings, Inc.†*	6,499	54,982
frontdoor, Inc.†*	3,779	183,546
Graham Holdings Co., Class B	6	3,981
Hilton Worldwide Holdings, Inc.†	3,921	365,084
International Game Technology PLC (United Kingdom)†	21,376	303,753
Jack in the Box, Inc.†	2,631	239,737
K12, Inc.*	248	6,547
Laureate Education, Inc., Class A†*	16,218	268,813
Marriott International, Inc., Class A	1,469	182,700
McDonald’s Corp.	261	56,039
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	13,423	694,909
Planet Fitness, Inc., Class A†*	5,313	307,463

The accompanying notes are an integral part of the financial statements.

72

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Restaurant Brands International, Inc. (Canada)	435	$30,946
Scientific Games Corp.†*	11,159	227,086
SeaWorld Entertainment, Inc.†*	11,795	310,444
Starbucks Corp.†	12,838	1,135,136
Strategic Education, Inc.†	1,255	170,529
Wendy’s Co. (The)†	16,236	324,395
WW International, Inc.†*	6,591	249,272
Wyndham Hotels & Resorts, Inc.	2,088	108,033
Yum! Brands, Inc.†	6,998	793,783

		9,206,565

Energy — 8.2%
Antero Resources Corp.†*	217,455	656,714
Apache Corp.†	23,393	598,861
Cabot Oil & Gas Corp.†	16,520	290,256
California Resources Corp.†*	10,208	104,122
Chevron Corp.†	6,023	714,328
ConocoPhillips†	17,846	1,016,865
CONSOL Energy, Inc.†*	3,262	50,985
Core Laboratories NV (Netherlands)†	6,178	288,018
Crescent Point Energy Corp. (Canada)†	29,680	126,437
CVR Energy, Inc.†	5,083	223,804
Delek US Holdings, Inc.†	1,865	67,700
Devon Energy Corp.†	36,706	883,146
Dorian LPG Ltd. (Marshall Islands)*	1,265	13,105
Enbridge, Inc. (Canada)†	24,215	849,462
EOG Resources, Inc.	1,317	97,748
EQT Corp.†	20,379	216,833
Gulfport Energy Corp.†*	42,689	115,687
Helmerich & Payne, Inc.†	25,206	1,010,004
HollyFrontier Corp.†	16,442	881,949
Keane Group, Inc.†*	9,926	60,152
Kinder Morgan, Inc.†	21,471	442,517
Marathon Oil Corp.†	65,259	800,728
Marathon Petroleum Corp.†	7,073	429,685
Nabors Industries Ltd. (Bermuda)†	226,080	422,770
National Oilwell Varco, Inc.†	10,200	216,240
Occidental Petroleum Corp.†	26,999	1,200,646
Oil States International, Inc.†*	4,056	53,945
Patterson-UTI Energy, Inc.†	59,537	509,041
Pioneer Natural Resources Co.†	1,875	235,819
QEP Resources, Inc.†	20,591	76,187
Range Resources Corp.†	94,264	360,088

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Schlumberger Ltd. (Curacao)	2,331	$79,650
Select Energy Services, Inc., Class A†*	9,085	78,676
Southwestern Energy Co.†*	57,887	111,722
TechnipFMC PLC (United Kingdom)†	40,588	979,794
Valero Energy Corp.†	7,112	606,227
W&T Offshore, Inc.*	3,791	16,567
World Fuel Services Corp.	139	5,552

		14,892,030

Food & Staples Retailing — 2.0%
BJ’s Wholesale Club Holdings, Inc.†*	14,163	366,397
Ingles Markets, Inc., Class A	70	2,720
Kroger Co. (The)	2,222	57,283
Sprouts Farmers Market, Inc.†*	33,462	647,155
Sysco Corp.†	9,546	757,952
US Foods Holding Corp.†*	12,786	525,505
Walgreens Boots Alliance, Inc.†	15,944	881,863
Walmart, Inc.†	3,524	418,228
Weis Markets, Inc.	65	2,479

		3,659,582

Food, Beverage & Tobacco — 4.5%
Altria Group, Inc.†	33,111	1,354,240
B&G Foods, Inc.	5,108	96,592
Bunge Ltd. (Bermuda)†	2,372	134,303
Campbell Soup Co.†	16,302	764,890
Coca-Cola Co. (The)†	2,072	112,800
Coca-Cola Consolidated, Inc.†	470	142,819
General Mills, Inc.†	16,765	924,087
Hershey Co. (The)†	5,311	823,152
Hormel Foods Corp.†	2,824	123,494
JM Smucker Co. (The)†	2,929	322,249
Kellogg Co.†	3,308	212,870
McCormick & Co., Inc., non-voting shares†	2,225	347,768
Mondelez International, Inc., Class A†	8,207	454,011
Monster Beverage Corp.†*	3,465	201,178
PepsiCo, Inc.	1,439	197,287
Philip Morris International, Inc.†	15,163	1,151,327
Pilgrim’s Pride Corp.†*	6,347	203,390
TreeHouse Foods, Inc.†*	2	111
Universal Corp.†	1,725	94,547
Vector Group Ltd.†	44,144	525,751

		8,186,866

The accompanying notes are an integral part of the financial statements.

73

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 10.9%
Abbott Laboratories†	2	$167
Allscripts Healthcare Solutions, Inc.†*	51,482	565,272
Amedisys, Inc.*	90	11,791
AmerisourceBergen Corp.†	13,890	1,143,564
AngioDynamics, Inc.*	60	1,105
Anthem, Inc.†	1,616	388,002
Baxter International, Inc.†	1,401	122,545
Cardinal Health, Inc.†	14,598	688,880
Centene Corp.†*	28,242	1,221,749
Cerner Corp.†	346	23,587
Cigna Corp.	828	125,682
Corindus Vascular Robotics, Inc.†*	9,441	40,407
CorVel Corp.*	72	5,450
Covetrus, Inc.*	2	24
CVS Health Corp.†	8,836	557,287
Danaher Corp.†	1,414	204,224
DaVita, Inc.†*	7,209	411,418
DENTSPLY SIRONA, Inc.†	11,105	592,008
HealthEquity, Inc.†*	12,630	721,741
Henry Schein, Inc.†*	10,406	660,781
Hill-Rom Holdings, Inc.†	6,298	662,739
HMS Holdings Corp.†*	30,416	1,048,287
Humana, Inc.†	6,105	1,560,865
Inmode Ltd. (Israel)*	220	4,732
Inovalon Holdings, Inc., Class A*	51	836
Integer Holdings Corp.†*	6,258	472,854
Integra LifeSciences Holdings Corp.†*	4,331	260,163
Laboratory Corp. of America Holdings†*	648	108,864
LHC Group, Inc.*	150	17,034
LivaNova PLC (United Kingdom)†*	5,663	417,873
Magellan Health, Inc.†*	1,880	116,748
Masimo Corp.†*	2	298
McKesson Corp.†	11,909	1,627,484
MEDNAX, Inc.†*	13,493	305,212
Medtronic PLC (Ireland)†	2,458	266,988
Meridian Bioscience, Inc.†	4,502	42,724
National Research Corp.	6	346
Natus Medical, Inc.†*	6,860	218,422
NextGen Healthcare, Inc.*	11,319	177,369
Novocure Ltd. (Jersey)†*	9,746	728,806
NuVasive, Inc.*	581	36,824
Omnicell, Inc.†*	6,636	479,584

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Quest Diagnostics, Inc.†	2,716	$290,693
Select Medical Holdings Corp.†*	12,315	204,060
STERIS PLC (Ireland)†	4,229	611,048
Teladoc Health, Inc.*	1,238	83,837
Tivity Health, Inc.†*	12,225	203,302
UnitedHealth Group, Inc.†	4,115	894,272
Universal Health Services, Inc., Class B†	2,577	383,329
Varex Imaging Corp.†*	2,337	66,698
Veeva Systems, Inc., Class A†*	5,882	898,122
West Pharmaceutical Services, Inc.†	1,340	190,039

		19,866,136

Household & Personal Products — 2.2%
Church & Dwight Co., Inc.†	4,545	341,966
Clorox Co. (The)	1,012	153,692
Colgate-Palmolive Co.†	11,747	863,522
Coty, Inc., Class A†	78,713	827,274
Edgewell Personal Care Co.†*	7,939	257,938
elf Beauty, Inc.†*	4,285	75,030
Estee Lauder Cos., Inc. (The), Class A†	3,327	661,907
Inter Parfums, Inc.†	1,126	78,786
Kimberly-Clark Corp.†	2,559	363,506
Procter & Gamble Co. (The)†	761	94,653
Spectrum Brands Holdings, Inc.†	4,424	233,233

		3,951,507

Materials — 7.7%
AK Steel Holding Corp.*	129,296	293,502
Alamos Gold, Inc., Class A (Canada)	7,166	41,563
Ashland Global Holdings, Inc.†	6,060	466,923
Axalta Coating Systems Ltd. (Bermuda)†*	6,347	191,362
Ball Corp.†	1,620	117,952
Carpenter Technology Corp.	1,011	52,228
Celanese Corp.	730	89,272
CF Industries Holdings, Inc.†	17,612	866,510
Corteva, Inc.†	13,910	389,480
Dow, Inc.†	11,993	571,466
DuPont de Nemours, Inc.†	15,131	1,078,992
Eagle Materials, Inc.†	6,771	609,458
Eastman Chemical Co.†	3,322	245,263
Ecolab, Inc.†	2,593	513,518
Element Solutions, Inc.†*	7,188	73,174
Ferro Corp.†*	5,201	61,684

The accompanying notes are an integral part of the financial statements.

74

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
FMC Corp.	1,178	$103,287
Franco-Nevada Corp. (Canada)	155	14,130
Graphic Packaging Holding Co.	8,970	132,308
H.B. Fuller Co.†	8,422	392,128
Innospec, Inc.†	1,754	156,352
International Paper Co.†	11,555	483,230
Kraton Corp.†*	7,892	254,833
Linde PLC (Ireland)†	3,356	650,124
Martin Marietta Materials, Inc.†	1,877	514,486
Methanex Corp. (Canada)†	1,345	47,707
Minerals Technologies, Inc.†	3,142	166,809
Neenah, Inc.	248	16,150
New Gold, Inc. (Canada)*	910	919
NewMarket Corp.†	574	270,980
Norbord, Inc. (Canada)†	2,287	54,774
Nucor Corp.†	3,466	176,454
Packaging Corp. of America†	3,786	401,695
PolyOne Corp.†	7,658	250,034
Quaker Chemical Corp.	339	53,609
Reliance Steel & Aluminum Co.†	9,006	897,538
Schnitzer Steel Industries, Inc., Class A	107	2,211
Scotts Miracle-Gro Co. (The)†	8,202	835,128
Sealed Air Corp.†	8,788	364,790
Sensient Technologies Corp.†	926	63,570
Steel Dynamics, Inc.†	17,501	521,530
Summit Materials, Inc., Class A†*	13,987	310,511
Trinseo SA (Luxembourg)†	4,757	204,313
US Concrete, Inc.†*	9,512	525,823
Verso Corp., Class A*	13,854	171,513
Warrior Met Coal, Inc.†	5,825	113,704
Westrock Co.	1,818	66,266
Worthington Industries, Inc.	186	6,705

		13,885,958

Media & Entertainment — 4.6%
Activision Blizzard, Inc.†	10,719	567,249
Alphabet, Inc., Class A*	44	53,730
AMC Networks, Inc., Class A†*	3,838	188,676
Cars.com, Inc.†*	39,337	353,246
CBS Corp., Class B, non-voting shares†	6,562	264,908
Charter Communications, Inc., Class A†*	865	356,484
Cinemark Holdings, Inc.	1,840	71,098

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Comcast Corp., Class A†	9,261	$417,486
Discovery, Inc., Class A†*	15,741	419,183
DISH Network Corp., Class A†*	7,928	270,107
Electronic Arts, Inc.†*	2,986	292,091
Facebook, Inc., Class A†*	4,455	793,346
Fox Corp., Class A†	30,572	964,088
IAC/InterActiveCorp.†*	20	4,359
Interpublic Group of Cos., Inc. (The)†	6,563	141,498
John Wiley & Sons, Inc., Class A†	1,925	84,584
Loral Space & Communications, Inc.†*	1,725	71,415
Meredith Corp.†	4,096	150,159
MSG Networks, Inc., Class A†*	15,649	253,827
New Media Investment Group, Inc.†	9,597	84,550
News Corp., Class A†	6,991	97,315
Omnicom Group, Inc.†	5,421	424,464
QuinStreet, Inc.†*	7,047	88,722
Snap, Inc., Class A†*	19,052	301,022
TechTarget, Inc.*	67	1,509
TEGNA, Inc.†	12,982	201,610
TripAdvisor, Inc.†*	15,631	604,607
Viacom, Inc., Class B†	28,776	691,487
Walt Disney Co. (The)†	1,216	158,469

		8,371,289

Pharmaceuticals, Biotechnology & Life Sciences — 10.0%
AbbVie, Inc.†	7,585	574,336
ACADIA Pharmaceuticals, Inc.†*	2,098	75,507
Alexion Pharmaceuticals, Inc.†*	5,727	560,902
Allergan PLC (Ireland)†	827	139,176
Amgen, Inc.†	1,669	322,968
Anika Therapeutics, Inc.*	315	17,290
Arrowhead Pharmaceuticals, Inc.†*	25,660	723,099
Bausch Health Cos, Inc. (Canada)†*	15,727	343,635
Biogen, Inc.†*	5,569	1,296,575
Bio-Rad Laboratories, Inc., Class A†*	1,821	605,919
Bristol-Myers Squibb Co.†	18,659	946,198
Celgene Corp.†*	9,596	952,883
Eagle Pharmaceuticals, Inc.†*	5,252	297,106
Eli Lilly & Co.†	2,663	297,803
Enanta Pharmaceuticals, Inc.†*	3,923	235,694
Exelixis, Inc.†*	50,162	887,115
FibroGen, Inc.†*	5,783	213,855
Genomic Health, Inc.†*	3,450	233,979
Gilead Sciences, Inc.†	14,222	901,390

The accompanying notes are an integral part of the financial statements.

75

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Horizon Therapeutics PLC (Ireland)†*	7,414	$201,883
Incyte Corp.†*	12,002	890,908
Innoviva, Inc.†*	21,353	225,061
Ionis Pharmaceuticals, Inc.†*	20,644	1,236,782
Jazz Pharmaceuticals PLC (Ireland)†*	580	74,321
Johnson & Johnson†	5,227	676,269
Ligand Pharmaceuticals, Inc.†*	884	87,993
Medpace Holdings, Inc.†*	7,915	665,177
Merck & Co., Inc.†	14,134	1,189,800
Momenta Pharmaceuticals, Inc.*	1,654	21,436
Mylan NV (Netherlands)*	2,859	56,551
Natera, Inc.†*	7,678	251,838
Neurocrine Biosciences, Inc.*	191	17,211
Pacira BioSciences, Inc.†*	6,629	252,366
Perrigo Co. PLC (Ireland)†	3,270	182,760
Portola Pharmaceuticals, Inc.†*	9,601	257,499
Principia Biopharma, Inc.*	81	2,287
Radius Health, Inc.†*	3,133	80,675
Repligen Corp.†*	2,984	228,843
Seattle Genetics, Inc.*	61	5,209
Supernus Pharmaceuticals, Inc.†*	10,457	287,358
Thermo Fisher Scientific, Inc.†	276	80,391
United Therapeutics Corp.†*	3,440	274,340
Vanda Pharmaceuticals, Inc.†*	12,549	166,651
Veracyte, Inc.*	3,345	80,280
Vertex Pharmaceuticals, Inc.†*	6,053	1,025,499
Waters Corp.†*	303	67,639
Xencor, Inc.*	333	11,232

		18,223,689

Retailing — 7.4%
Asbury Automotive Group, Inc.†*	1,635	167,310
AutoNation, Inc.†*	5,391	273,324
AutoZone, Inc.†*	617	669,210
Best Buy Co., Inc.†	5,142	354,747
Big Lots, Inc.†	6,006	147,147
Caleres, Inc.	2,870	67,187
Core-Mark Holding Co., Inc.†	6,069	194,906
Dillard’s, Inc., Class A	2,005	132,551
Dollar General Corp.†	4,229	672,157
eBay, Inc.†	35,073	1,367,146
Etsy, Inc.†*	2	113
Genesco, Inc.†*	8,333	333,487

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Group 1 Automotive, Inc.†	10,651	$983,194
Home Depot, Inc. (The)†	3,601	835,504
Hudson Ltd., Class A (Bermuda)†*	3,799	46,614
Kohl’s Corp.†	4,571	226,996
L Brands, Inc.†	17,901	350,681
Lithia Motors, Inc., Class A	617	81,678
LKQ Corp.†*	31,395	987,373
Lowe’s Cos., Inc.†	5,824	640,407
Michaels Cos., Inc. (The)†*	29,078	284,674
Monro, Inc.	645	50,961
Murphy USA, Inc.*	2,344	199,943
Nordstrom, Inc.†	4,551	153,232
Office Depot, Inc.†	56,716	99,537
Pool Corp.†	756	152,485
RH*	1,850	316,036
Ross Stores, Inc.†	3,278	360,088
Shutterstock, Inc.†*	1,516	54,758
Signet Jewelers Ltd. (Bermuda)†	28,178	472,263
Sleep Number Corp.†*	2,699	111,523
Stamps.com, Inc.†*	2,188	162,897
Stitch Fix, Inc., Class A*	2,957	56,922
Target Corp.†	5,741	613,770
Tiffany & Co.†	3,399	314,849
Tractor Supply Co.†	7,815	706,789
Ulta Beauty, Inc.†*	2,642	662,217
Urban Outfitters, Inc.†*	2,488	69,888
Zumiez, Inc.†*	3,262	103,324

		13,477,888

Semiconductors & Semiconductor Equipment — 5.9%
Amkor Technology, Inc.†*	23,893	217,426
Analog Devices, Inc.†	2,797	312,509
Applied Materials, Inc.†	12,655	631,484
Cirrus Logic, Inc.†*	11,756	629,886
Cree, Inc.†*	10,946	536,354
Diodes, Inc.†*	12,850	515,928
Enphase Energy, Inc.†*	12,481	277,453
Impinj, Inc.†*	4,085	125,941
Intel Corp.†	4,285	220,806
Lam Research Corp.†	2,386	551,428
Lattice Semiconductor Corp.†*	29,171	533,392
Marvell Technology Group Ltd. (Bermuda)†	34,652	865,260
Maxim Integrated Products, Inc.	130	7,528
Microchip Technology, Inc.†	5,164	479,787

The accompanying notes are an integral part of the financial statements.

76

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Micron Technology, Inc.†*	19,703	$844,273
Nanometrics, Inc.*	3,959	129,143
Qorvo, Inc.†*	10,788	799,822
QUALCOMM, Inc.†	1,641	125,175
SMART Global Holdings, Inc.
(Cayman Islands)*	104	2,650
Teradyne, Inc.†	1,893	109,624
Universal Display Corp.†	5,932	995,983
Versum Materials, Inc.	1,162	61,505
Xilinx, Inc.†	18,426	1,767,053

		10,740,410

Software & Services — 14.5%
Accenture PLC, Class A (Ireland)†	5,292	1,017,916
ACI Worldwide, Inc.†*	5,013	157,032
Adobe, Inc.*	360	99,450
Alarm.com Holdings, Inc.†*	7,977	372,047
Alliance Data Systems Corp.†	1,417	181,560
Alteryx, Inc., Class A†*	2,799	300,697
Amdocs, Ltd. (Guernsey)†	6,784	448,490
ANSYS, Inc.†*	1,427	315,881
Appfolio, Inc., Class A*	181	17,220
Aspen Technology, Inc.†*	8,633	1,062,550
Automatic Data Processing, Inc.†	6,396	1,032,442
Avaya Holdings Corp.†*	16,886	172,744
Blackbaud, Inc.†	1,104	99,735
Booz Allen Hamilton Holding Corp.†	7,180	509,924
Broadridge Financial Solutions, Inc.† .	5,210	648,280
CACI International, Inc., Class A†*	909	210,215
Cadence Design Systems, Inc.†*	10,694	706,660
Cardtronics PLC, Class A (United Kingdom)*	59	1,784
CDK Global, Inc.†	2,050	98,584
CGI, Inc. (Canada)†*	1,196	94,651
Cision Ltd. (Cayman Islands)†*	22,224	170,903
CommVault Systems, Inc.†*	3,513	157,066
CSG Systems International, Inc.†	2,623	135,557
Digital Turbine, Inc.*	7,472	48,157
Endurance International Group
Holdings, Inc.†*	17,735	66,506
Fidelity National Information Services, Inc.†	8,706	1,155,809
FleetCor Technologies, Inc.†*	3,648	1,046,173
Fortinet, Inc.†*	7,914	607,479
Globant SA (Luxembourg)†*	8,262	756,634

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.†	8,615	$1,252,793
Intuit, Inc.†	1,640	436,142
j2 Global, Inc.	1,317	119,610
KBR, Inc.	1,323	32,466
Leidos Holdings, Inc.†	4,817	413,684
LiveRamp Holdings, Inc.†*	887	38,106
Manhattan Associates, Inc.†*	7,695	620,756
Mastercard, Inc., Class A†	866	235,180
MAXIMUS, Inc.	429	33,145
Microsoft Corp.†	3,201	445,035
Model N, Inc.*	1,459	40,502
Monotype Imaging Holdings, Inc.†	5,011	99,268
NIC, Inc.†	10,208	210,795
Nuance Communications, Inc.†*	54,078	882,012
Open Text Corp. (Canada)†	17,033	695,117
Oracle Corp.†	19,218	1,057,566
Paychex, Inc.†	7,250	600,082
Paycom Software, Inc.*	1,329	278,412
Paylocity Holding Corp.†*	8,050	785,519
PayPal Holdings, Inc.†*	11,005	1,140,008
Perspecta, Inc.†	4,405	115,059
Progress Software Corp.†	7,998	304,404
Qualys, Inc.†*	8,896	672,271
Sabre Corp.†	5,757	128,928
salesforce.com, Inc.†*	2,604	386,538
SPS Commerce, Inc.*	14,534	684,115
Symantec Corp.†	31,712	749,354
TiVo Corp.†	14,449	110,029
Trade Desk, Inc. (The), Class A*	161	30,196
TTEC Holdings, Inc.	39	1,867
Upland Software, Inc.†*	2,114	73,694
Verint Systems, Inc.†*	10,839	463,692
VeriSign, Inc.†*	3,028	571,172
Visa, Inc., Class A†	1,771	304,630
Western Union Co. (The)†	23,771	550,774

		26,255,067

Technology Hardware & Equipment — 8.0%
Acacia Communications, Inc.†*	3,566	233,216
Amphenol Corp., Class A†	2,837	273,770
Apple, Inc.†	3,626	812,115
Avnet, Inc.†	8,919	396,762
AVX Corp.†	4,810	73,112
Badger Meter, Inc.†	2,311	124,101

The accompanying notes are an integral part of the financial statements.

77

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Belden, Inc.†	6,677	$356,151
Benchmark Electronics, Inc.	1,606	46,670
Casa Systems, Inc.†*	13,711	107,700
CDW Corp.†	5,054	622,855
Ciena Corp.†*	1,434	56,256
Cisco Systems, Inc.†	18,871	932,416
Cognex Corp.†	5,254	258,129
Coherent, Inc.†*	204	31,359
Diebold Nixdorf, Inc.†*	32,238	361,066
EchoStar Corp., Class A†*	12,632	500,480
ePlus, Inc.*	117	8,903
F5 Networks, Inc.†*	2,224	312,294
Hewlett Packard Enterprise Co.†	62,514	948,337
HP, Inc.†	31,868	602,943
InterDigital, Inc.	1,033	54,202
Itron, Inc.†*	1,188	87,864
Jabil, Inc.	3,100	110,887
Juniper Networks, Inc.†	9,590	237,352
Keysight Technologies, Inc.†*	13,723	1,334,562
Motorola Solutions, Inc.†	7,491	1,276,541
MTS Systems Corp.	285	15,746
NCR Corp.†*	10,162	320,713
NetApp, Inc.†	8,728	458,307
NETGEAR, Inc.*	424	13,661
OSI Systems, Inc.†*	2,161	219,471
Rogers Corp.†*	1,115	152,432
Seagate Technology PLC (Ireland)†	4,902	263,679
TE Connectivity Ltd. (Switzerland)†	6,577	612,845
Tech Data Corp.†*	2,062	214,943
TTM Technologies, Inc.†*	20,657	251,912
Vishay Intertechnology, Inc.†	34,197	578,955
Xerox Holdings Corp.†	36,164	1,081,665
Zebra Technologies Corp., Class A*	790	163,032

		14,507,404

Telecommunication Services — 1.0%
AT&T, Inc.†	15,691	593,747
CenturyLink, Inc.†	28,669	357,789
Cogent Communications Holdings, Inc.†	2,342	129,044
Intelsat SA (Luxembourg)†*	2,344	53,443
Rogers Communications, Inc., Class B (Canada)†	6,748	328,830
T-Mobile US, Inc.*	781	61,519

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.†	5,315	$320,813

		1,845,185

Transportation — 5.2%
Alaska Air Group, Inc.†	6,062	393,484
ArcBest Corp.†	12,072	367,592
Atlas Air Worldwide Holdings, Inc.†*	1,781	44,935
Canadian National Railway Co. (Canada)	637	57,241
Canadian Pacific Railway Ltd. (Canada)†	2,880	640,685
CH Robinson Worldwide, Inc.†	7,808	661,962
CSX Corp.†	11,867	822,027
Delta Air Lines, Inc.†	13,690	788,544
Echo Global Logistics, Inc.†*	10,936	247,700
Expeditors International of Washington, Inc.†	4,701	349,237
FedEx Corp.†	924	134,507
Genesee & Wyoming, Inc., Class A*	616	68,074
Heartland Express, Inc.†	5,757	123,833
Hub Group, Inc., Class A†*	6,353	295,414
Kansas City Southern†	4,680	622,487
Landstar System, Inc.†	6,770	762,167
Marten Transport Ltd.†	2,403	49,934
Norfolk Southern Corp.†	3,893	699,416
Old Dominion Freight Line, Inc.†	593	100,792
Schneider National, Inc., Class B†	12,093	262,660
Southwest Airlines Co.†	11,082	598,539
Union Pacific Corp.†	4,768	772,321
United Airlines Holdings, Inc.†*	4,902	433,386
Werner Enterprises, Inc.†	1,406	49,632
XPO Logistics, Inc.†*	1,101	78,799

		9,425,368

Utilities — 1.2%
American Water Works Co., Inc.†	2,094	260,138
CMS Energy Corp.†	2,413	154,311
Fortis, Inc. (Canada)†	2,836	120,048
Northwest Natural Holding Co.	956	68,201
NRG Energy, Inc.†	8,014	317,354
Ormat Technologies, Inc.	1,322	98,211
PPL Corp.†	2,309	72,710
Public Service Enterprise Group, Inc.	1,303	80,890
Sempra Energy†	2,903	428,512
TransAlta Corp. (Canada)	200	1,300

The accompanying notes are an integral part of the financial statements.

78

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Vistra Energy Corp.†	18,611	$497,472

		2,099,147

TOTAL COMMON STOCKS (Cost $206,382,908)		220,690,298

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027 †	$715	722

TOTAL CORPORATE BONDS AND NOTES (Cost $715)		722

TOTAL LONG POSITIONS - 121.6%		220,691,020

(Cost $206,383,623)

	Number of Shares

SHORT POSITIONS — (96.4)%
COMMON STOCKS — (96.4)%
Automobiles & Components — (3.2)%
Adient PLC (Ireland)	(28,527)	(654,980)
American Axle & Manufacturing Holdings, Inc.*	(22,179)	(182,311)
Aptiv PLC (Jersey)	(611)	(53,414)
Cooper Tire & Rubber Co.	(4,178)	(109,129)
Cooper-Standard Holding, Inc.*	(3,240)	(132,451)
Dana, Inc.	(12,987)	(187,532)
Delphi Technologies PLC (Jersey)	(17,142)	(229,703)
Dorman Products, Inc.*	(5,992)	(476,604)
Fox Factory Holding Corp.*	(7,284)	(453,356)
Goodyear Tire & Rubber Co. (The)	(91,081)	(1,312,022)
LCI Industries	(1,595)	(146,501)
Lear Corp.	(2,164)	(255,136)
Standard Motor Products, Inc.	(18)	(874)
Tenneco, Inc., Class A	(16,077)	(201,284)
Thor Industries, Inc.	(11,332)	(641,844)
Visteon Corp.*	(7,405)	(611,209)
Winnebago Industries, Inc.	(3,817)	(146,382)

		(5,794,732)

Capital Goods — (13.4)%
A.O. Smith Corp.	(1,102)	(52,576)
AAON, Inc.	(5,898)	(270,954)
AAR Corp.	(6,514)	(268,442)
Actuant Corp., Class A	(1,959)	(42,980)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
AECOM*	(9,278)	$(348,482)
Aerovironment, Inc.*	(3,241)	(173,588)
AGCO Corp.	(7,019)	(531,338)
Alamo Group, Inc.	(626)	(73,693)
Ameresco, Inc., Class A*	(1,061)	(17,050)
Arcosa, Inc.	(2,530)	(86,551)
Argan, Inc.	(3,127)	(122,860)
Astec Industries, Inc.	(8,169)	(254,056)
Atkore International Group, Inc.*	(4,155)	(126,104)
Axon Enterprise, Inc.*	(4,237)	(240,577)
Bloom Energy Corp., Class A*	(31,871)	(103,581)
Boeing Co. (The)	(4,975)	(1,892,838)
Chart Industries, Inc.*	(1,734)	(108,132)
CIRCOR International, Inc.*	(1,575)	(59,141)
Colfax Corp.*	(22,472)	(653,036)
Comfort Systems USA, Inc.	(1,634)	(72,272)
Cubic Corp.	(5,196)	(365,954)
DXP Enterprises, Inc.*	(2,322)	(80,620)
Dycom Industries, Inc.*	(4,678)	(238,812)
EnerSys.	(11,435)	(754,024)
ESCO Technologies, Inc.	(2,588)	(205,901)
Evoqua Water Technologies Corp.*	(24,130)	(410,693)
Fastenal Co.	(7,726)	(252,408)
Federal Signal Corp.	(4,781)	(156,530)
Fortune Brands Home & Security, Inc.	(5,069)	(277,274)
Gates Industrial Corp. PLC (United Kingdom)*	(8,384)	(84,427)
Generac Holdings, Inc.*	(10,226)	(801,105)
General Dynamics Corp.	(1,806)	(330,010)
Granite Construction, Inc.	(8,375)	(269,089)
Harsco Corp.*	(7,505)	(142,295)
Helios Technologies, Inc.	(3,871)	(157,046)
Huntington Ingalls Industries, Inc.	(5,514)	(1,167,810)
Hyster-Yale Materials Handling, Inc.	(3,101)	(169,718)
ITT, Inc.	(4,667)	(285,574)
John Bean Technologies Corp.	(1,781)	(177,085)
Kadant, Inc.	(112)	(9,832)
Kennametal, Inc.	(6,616)	(203,376)
Kratos Defense & Security Solutions, Inc.*	(23,184)	(431,106)
Lennox International, Inc.	(3,016)	(732,797)
Lindsay Corp.	(1,790)	(166,202)
Masonite International Corp. (Canada)*	(78)	(4,524)

The accompanying notes are an integral part of the financial statements.

79

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Meritor, Inc.*	(7,367)	$(136,290)
Moog, Inc., Class A	(2,043)	(165,728)
Mueller Water Products, Inc., Class A	(26,851)	(301,805)
MYR Group, Inc.*	(67)	(2,096)
Nordson Corp.	(4,275)	(625,262)
NV5 Global, Inc.*	(673)	(45,946)
Oshkosh Corp.	(3,355)	(254,309)
Patrick Industries, Inc.*	(2,051)	(87,947)
Pentair PLC (Ireland)	(15,353)	(580,343)
PGT Innovations, Inc.*	(6,984)	(120,614)
Primoris Services Corp.	(3,214)	(63,027)
Proto Labs, Inc.*	(5,032)	(513,767)
Quanta Services, Inc.	(39,828)	(1,505,498)
Raven Industries, Inc.	(5,758)	(192,663)
Raytheon Co.	(2,887)	(566,400)
RBC Bearings, Inc.*	(2,526)	(419,089)
REV Group, Inc.	(11,618)	(132,794)
Simpson Manufacturing Co., Inc.	(241)	(16,718)
Sunrun, Inc.*	(49,654)	(829,470)
Terex Corp.	(7,843)	(203,683)
Textainer Group Holdings Ltd. (Bermuda)*	(7,860)	(77,893)
Thermon Group Holdings, Inc.*	(2,516)	(57,818)
Toro Co. (The)	(8,176)	(599,301)
TPI Composites, Inc.*	(2,272)	(42,600)
Trex Co., Inc.*	(4,856)	(441,556)
TriMas Corp.*	(681)	(20,873)
Triumph Group, Inc.	(8,606)	(196,905)
Tutor Perini Corp.*	(6,013)	(86,166)
Univar Solutions, Inc.*	(36,345)	(754,522)
Vicor Corp.*	(8,271)	(244,160)
Vivint Solar, Inc.*	(20,576)	(134,567)
WABCO Holdings, Inc.*	(1,105)	(147,794)
Wabtec Corp.	(3,884)	(279,104)
Watsco, Inc.	(2,906)	(491,637)
WESCO International, Inc.*	(5,253)	(250,936)
WillScot Corp.*	(6,514)	(101,488)
Xylem, Inc.	(3,595)	(286,234)

		(24,349,466)

Commercial & Professional Services — (2.3)%
ACCO Brands Corp.	(272)	(2,685)
ADT, Inc.	(19,764)	(123,920)
Advanced Disposal Services, Inc.*	(9,764)	(318,013)
Brady Corp., Class A	(1,908)	(101,219)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Brink’s Co. (The)	(1,599)	$(132,637)
Casella Waste Systems, Inc., Class A*	(9,959)	(427,639)
Covanta Holding Corp.	(4,306)	(74,451)
Equifax, Inc.	(1,525)	(214,522)
Exponent, Inc.	(2,522)	(176,288)
Forrester Research, Inc.	(2,469)	(79,354)
Herman Miller, Inc.	(3,723)	(171,593)
HNI Corp.	(2,916)	(103,518)
ICF International, Inc.	(993)	(83,879)
Insperity, Inc.	(834)	(82,249)
Interface, Inc.	(7,281)	(105,138)
Matthews International Corp., Class A	(213)	(7,538)
MSA Safety, Inc.	(4,611)	(503,106)
Nielsen Holdings PLC (United Kingdom)	(10,162)	(215,942)
Rollins, Inc.	(22,958)	(782,179)
TriNet Group, Inc.*	(1,831)	(113,870)
Upwork, Inc.*	(6,314)	(84,008)
US Ecology, Inc.	(4,145)	(265,031)

		(4,168,779)

Consumer Durables & Apparel — (4.6)%
Callaway Golf Co.	(27,084)	(525,700)
Canada Goose Holdings, Inc. (Canada)*	(32,105)	(1,411,657)
Capri Holdings Ltd. (British Virgin Islands)*	(37,168)	(1,232,491)
Columbia Sportswear Co.	(5,033)	(487,647)
Crocs, Inc.*	(8,821)	(244,871)
G-III Apparel Group Ltd.*	(13,391)	(345,086)
Gildan Activewear, Inc. (Canada)	(5,636)	(200,078)
GoPro, Inc., Class A*	(41,055)	(212,870)
iRobot Corp.*	(18,673)	(1,151,564)
Leggett & Platt, Inc.	(7,930)	(324,654)
Levi Strauss & Co., Class A	(9,032)	(171,969)
Lululemon Athletica, Inc.*	(239)	(46,015)
Malibu Boats, Inc., Class A*	(1,324)	(40,620)
Mohawk Industries, Inc.*	(3,755)	(465,883)
Movado Group, Inc.	(420)	(10,441)
NIKE, Inc., Class B	(683)	(64,147)
Tapestry, Inc.	(7,317)	(190,608)
Tupperware Brands Corp.	(1,492)	(23,678)
Wolverine World Wide, Inc.	(37,819)	(1,068,765)

The accompanying notes are an integral part of the financial statements.

80

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
YETI Holdings, Inc.*	(4,829)	$(135,212)

		(8,353,956)

Consumer Services — (2.9)%
Brinker International, Inc.	(5,796)	(247,315)
Carnival Corp. (Panama)	(18,348)	(801,991)
Churchill Downs, Inc.	(3,506)	(432,833)
Eldorado Resorts, Inc.*	(9,399)	(374,738)
Grand Canyon Education, Inc.*	(1,505)	(147,791)
Hilton Grand Vacations, Inc.*	(2,457)	(78,624)
Houghton Mifflin Harcourt Co.*	(9,893)	(52,730)
Hyatt Hotels Corp., Class A	(7,071)	(520,920)
Las Vegas Sands Corp.	(795)	(45,919)
Monarch Casino & Resort, Inc.*	(2,394)	(99,806)
OneSpaWorld Holdings Ltd. (Bahamas)*	(5,149)	(79,964)
Papa John’s International, Inc.	(6,221)	(325,669)
Red Rock Resorts, Inc., Class A	(15,525)	(315,235)
Regis Corp.*	(62)	(1,254)
Royal Caribbean Cruises Ltd. (Liberia)	(412)	(44,632)
Shake Shack, Inc., Class A*	(2,295)	(225,002)
Six Flags Entertainment Corp.	(5,959)	(302,658)
Twin River Worldwide Holdings, Inc.	(1,330)	(30,364)
Vail Resorts, Inc.	(280)	(63,717)
Wingstop, Inc.	(4,740)	(413,707)
Wynn Resorts Ltd.	(5,442)	(591,654)

		(5,196,523)

Energy — (7.5)%
Archrock, Inc.	(28,534)	(284,484)
Cameco Corp. (Canada)	(31,745)	(301,578)
Canadian Natural Resources Ltd. (Canada)	(20,045)	(533,798)
Centennial Resource Development, Inc., Class A*	(120,755)	(545,209)
Chesapeake Energy Corp.*	(628,664)	(886,416)
Cimarex Energy Co.	(7,468)	(358,016)
CNX Resources Corp.*	(45,157)	(327,840)
Concho Resources, Inc.	(17,864)	(1,212,966)
DHT Holdings, Inc. (Marshall Islands)	(8,763)	(53,892)
Diamond Offshore Drilling, Inc.*	(97,637)	(542,862)
Diamondback Energy, Inc.	(6,060)	(544,855)
Encana Corp. (Canada)	(53,529)	(246,233)
Equitrans Midstream Corp.	(42,751)	(622,027)
Extraction Oil & Gas, Inc.*	(20,287)	(59,644)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Halliburton Co.	(4,850)	$(91,422)
Magnolia Oil & Gas Corp., Class A*	(10,789)	(119,758)
Matador Resources Co.*	(24,866)	(411,035)
Murphy Oil Corp.	(44,828)	(991,147)
Noble Energy, Inc.	(8,927)	(200,500)
Northern Oil and Gas, Inc.*	(36,858)	(72,242)
Oasis Petroleum, Inc.*	(227,940)	(788,672)
Oceaneering International, Inc.*	(3,158)	(42,791)
ONEOK, Inc.	(881)	(64,921)
Par Pacific Holdings, Inc.*	(11,096)	(253,655)
Phillips 66	(370)	(37,888)
ProPetro Holding Corp.*	(15,962)	(145,095)
Renewable Energy Group, Inc.*	(3,577)	(53,673)
SemGroup Corp., Class A	(17,770)	(290,362)
Ship Finance International Ltd. (Bermuda)	(25,189)	(353,654)
SM Energy Co.	(7,564)	(73,295)
Solaris Oilfield Infrastructure, Inc., Class A	(22,013)	(295,414)
Suncor Energy, Inc. (Canada)	(6,689)	(211,239)
Targa Resources Corp.	(19,598)	(787,252)
US Silica Holdings, Inc.	(5,840)	(55,830)
Valaris PLC (United Kingdom)	(150,116)	(722,058)
Whiting Petroleum Corp.*	(99,203)	(796,600)
WPX Energy, Inc.*	(23,236)	(246,069)

		(13,624,392)

Food & Staples Retailing — (0.6)%
Casey’s General Stores, Inc.	(2,099)	(338,275)
Performance Food Group Co.*	(15,563)	(716,054)
PriceSmart, Inc.	(168)	(11,945)
United Natural Foods, Inc.*	(11,511)	(132,607)

		(1,198,881)

Food, Beverage & Tobacco — (3.4)%
Archer-Daniels-Midland Co.	(3,516)	(144,402)
Boston Beer Co., Inc. (The), Class A*	(355)	(129,248)
Brown-Forman Corp., Class B	(10,772)	(676,266)
Calavo Growers, Inc.	(3,885)	(369,774)
Conagra Brands, Inc.	(12,566)	(385,525)
Cott Corp. (Canada)	(28,776)	(358,837)
Darling Ingredients, Inc.*	(23,510)	(449,746)
Flowers Foods, Inc.	(12,855)	(297,336)
Freshpet, Inc.*	(10,894)	(542,194)
Hain Celestial Group, Inc. (The)*	(30,610)	(657,350)
J&J Snack Foods Corp.	(1,189)	(228,288)

The accompanying notes are an integral part of the financial statements.

81

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kraft Heinz Co. (The)	(25,960)	$(725,193)
MGP Ingredients, Inc.	(5,283)	(262,459)
Molson Coors Brewing Co., Class B	(2,210)	(127,075)
Post Holdings, Inc.*	(1,282)	(135,687)
Primo Water Corp.*	(3,604)	(44,257)
Sanderson Farms, Inc.	(1,403)	(212,316)
Simply Good Foods Co. (The)*	(1,689)	(48,964)
Tyson Foods, Inc., Class A	(3,964)	(341,459)

		(6,136,376)

Health Care Equipment & Services — (6.1)%
Acadia Healthcare Co., Inc.*	(15,961)	(496,068)
Addus HomeCare Corp.*	(6,038)	(478,693)
AMN Healthcare Services, Inc.*	(1,763)	(101,478)
Apollo Medical Holdings, Inc.*	(182)	(3,207)
AtriCure, Inc.*	(7,672)	(191,340)
Avanos Medical, Inc.*	(39)	(1,461)
Axogen, Inc.*	(26,743)	(333,753)
Axonics Modulation Technologies, Inc.*	(418)	(11,253)
Becton Dickinson and Co.	(707)	(178,843)
Boston Scientific Corp.*	(14,264)	(580,402)
Cantel Medical Corp.	(7,057)	(527,864)
Cardiovascular Systems, Inc.*	(3,622)	(172,117)
Cerus Corp.*	(135)	(696)
Diplomat Pharmacy, Inc.*	(7,976)	(39,082)
Encompass Health Corp.	(4,766)	(301,592)
Ensign Group, Inc. (The)	(5,286)	(250,715)
Evolent Health, Inc., Class A*	(51,827)	(372,636)
Glaukos Corp.*	(6,033)	(377,123)
Globus Medical, Inc., Class A*	(9,078)	(464,067)
Haemonetics Corp.*	(566)	(71,395)
ICU Medical, Inc.*	(1,196)	(190,882)
Inspire Medical Systems, Inc.*	(7,271)	(443,676)
Intuitive Surgical, Inc.*	(1,209)	(652,775)
iRhythm Technologies, Inc.*	(8,038)	(595,696)
Lantheus Holdings, Inc.*	(642)	(16,092)
Medidata Solutions, Inc.*	(4,896)	(447,984)
Merit Medical Systems, Inc.*	(6,874)	(209,382)
Nevro Corp.*	(8,808)	(757,224)
OrthoPediatrics Corp.*	(116)	(4,090)
Patterson Cos., Inc.	(2,569)	(45,780)
PetIQ, Inc.*	(10,512)	(286,557)
RadNet, Inc.*	(8,402)	(120,653)
STAAR Surgical Co.*	(10,935)	(281,904)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Tabula Rasa HealthCare, Inc.*	(6,104)	$(335,354)
Teleflex, Inc.	(130)	(44,168)
Tenet Healthcare Corp.*	(31,556)	(698,019)
US Physical Therapy, Inc.	(2,748)	(358,751)
Vocera Communications, Inc.*	(8,658)	(213,420)
Wright Medical Group NV (Netherlands)*	(23,125)	(477,069)

		(11,133,261)

Household & Personal Products — (0.8)%
Energizer Holdings, Inc.	(24,596)	(1,071,894)
WD-40 Co.	(1,999)	(366,896)

		(1,438,790)

Materials — (11.9)%
A. Schulman, Inc. CVR(a)*	(6,794)	(3,553)
AdvanSix, Inc.*	(260)	(6,687)
Albemarle Corp.	(10,702)	(744,003)
Alcoa Corp.*	(21,520)	(431,906)
AptarGroup, Inc.	(2,056)	(243,533)
Balchem Corp.	(1,021)	(101,273)
Boise Cascade Co.	(2,305)	(75,120)
Chase Corp.	(11)	(1,203)
Cleveland-Cliffs, Inc.	(108,780)	(785,392)
Compass Minerals International, Inc.	(3,270)	(184,722)
Fortuna Silver Mines, Inc. (Canada)*	(30,398)	(93,930)
Freeport-McMoRan, Inc.	(95,098)	(910,088)
FutureFuel Corp.	(91)	(1,087)
GCP Applied Technologies, Inc.*	(11,812)	(227,381)
Greif, Inc., Class A	(3,678)	(139,359)
Hecla Mining Co.	(171,805)	(302,377)
IAMGOLD Corp. (Canada)*	(45,211)	(154,170)
Ingevity Corp.*	(6,472)	(549,084)
International Flavors & Fragrances, Inc.	(15,220)	(1,867,342)
Kirkland Lake Gold Ltd. (Canada)	(8,664)	(388,147)
Kronos Worldwide, Inc.	(1,102)	(13,632)
Livent Corp.*	(15,341)	(102,631)
Louisiana-Pacific Corp.	(72,148)	(1,773,398)
LyondellBasell Industries NV, Class A (Netherlands)	(23,812)	(2,130,460)
Mosaic Co. (The)	(85,906)	(1,761,073)
Newmont Goldcorp Corp.	(67,481)	(2,558,879)
Olin Corp.	(3,765)	(70,481)
Owens-Illinois, Inc.	(28,948)	(297,296)
Pan American Silver Corp. (Canada)	(37,875)	(593,880)

The accompanying notes are an integral part of the financial statements.

82

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
PPG Industries, Inc.	(946)	$(112,110)
Pretium Resources, Inc. (Canada)*	(4,217)	(48,538)
Royal Gold, Inc.	(1,154)	(142,184)
Seabridge Gold, Inc. (Canada)*	(72)	(912)
SSR Mining, Inc. (Canada)*	(4,172)	(60,577)
Teck Resources Ltd., Class B (Canada)	(76,187)	(1,236,515)
Tronox Holdings PLC, Class A (United Kingdom)	(12,710)	(105,493)
United States Steel Corp.	(148,226)	(1,712,010)
Valvoline, Inc.	(11,103)	(244,599)
Westlake Chemical Corp.	(17,804)	(1,166,518)
Yamana Gold, Inc. (Canada)	(73,428)	(233,501)

		(21,575,044)

Media & Entertainment — (2.3)%
AMC Entertainment Holdings, Inc., Class A	(10,479)	(112,125)
Cable One, Inc.	(170)	(213,299)
Eventbrite, Inc., Class A*	(8,525)	(150,978)
EW Scripps Co. (The), Class A	(5,184)	(68,844)
Gray Television, Inc.*	(1,599)	(26,096)
Live Nation Entertainment, Inc.*	(2,063)	(136,859)
Madison Square Garden Co. (The), Class A*	(2,754)	(725,734)
Sirius XM Holdings, Inc.	(11,836)	(74,034)
Take-Two Interactive Software, Inc.*	(1,328)	(166,452)
TrueCar, Inc.*	(31,970)	(108,698)
WideOpenWest, Inc.*	(8,295)	(51,097)
World Wrestling Entertainment, Inc., Class A	(4,946)	(351,908)
Yelp, Inc.*	(16,468)	(572,263)
Zillow Group, Inc., Class C*	(49,145)	(1,465,504)

		(4,223,891)

Pharmaceuticals, Biotechnology & Life Sciences — (6.5)%
Agios Pharmaceuticals, Inc.*	(6,404)	(207,490)
Alkermes PLC (Ireland)*	(9,081)	(177,170)
Amicus Therapeutics, Inc.*	(25,644)	(205,665)
Amneal Pharmaceuticals, Inc.*	(2,542)	(7,372)
AnaptysBio, Inc.*	(2,120)	(74,179)
ANI Pharmaceuticals, Inc.*	(1,778)	(129,581)
Arena Pharmaceuticals, Inc.*	(2,813)	(128,751)
ArQule, Inc.*	(18,270)	(130,996)
Athenex, Inc.*	(137)	(1,667)
Audentes Therapeutics, Inc.*	(1,627)	(45,702)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(1,982)	$(82,689)
BioMarin Pharmaceutical, Inc.*	(6,727)	(453,400)
Bio-Techne Corp.	(634)	(124,055)
Bluebird Bio, Inc.*	(6,569)	(603,165)
Blueprint Medicines Corp.*	(3,106)	(228,198)
Bruker Corp.	(1,810)	(79,513)
Cambrex Corp.*	(3,173)	(188,794)
Catalent, Inc.*	(17,197)	(819,609)
Codexis, Inc.*	(20,079)	(275,383)
Cronos Group, Inc. (Canada)*	(25,442)	(230,250)
Denali Therapeutics, Inc.*	(483)	(7,400)
Elanco Animal Health, Inc.*	(2,469)	(65,651)
Emergent BioSolutions, Inc.*	(3,671)	(191,920)
Epizyme, Inc.*	(439)	(4,528)
Fate Therapeutics, Inc.*	(206)	(3,199)
Homology Medicines, Inc.*	(221)	(4,000)
Illumina, Inc.*	(3,112)	(946,733)
Insmed, Inc.*	(14,663)	(258,655)
Intersect ENT, Inc.*	(4,659)	(79,250)
Intra-Cellular Therapies, Inc.*	(17,945)	(134,049)
Intrexon Corp.*	(1,018)	(5,823)
Krystal Biotech, Inc.*	(155)	(5,382)
Luminex Corp.	(13,390)	(276,504)
MacroGenics, Inc.*	(6,652)	(84,880)
MeiraGTx Holdings PLC (Cayman Islands)*	(285)	(4,546)
Myriad Genetics, Inc.*	(21,352)	(611,308)
NanoString Technologies, Inc.*	(6,684)	(144,308)
Nektar Therapeutics*	(38,157)	(695,030)
Pacific Biosciences of California, Inc.*	(64,109)	(330,802)
PerkinElmer, Inc.	(15,067)	(1,283,256)
PRA Health Sciences, Inc.*	(672)	(66,683)
PTC Therapeutics, Inc.*	(635)	(21,476)
QIAGEN NV (Netherlands)*	(5,474)	(180,478)
Quanterix Corp.*	(720)	(15,811)
REGENXBIO, Inc.*	(8,216)	(292,490)
Retrophin, Inc.*	(66)	(765)
Revance Therapeutics, Inc.*	(9,604)	(124,852)
Rubius Therapeutics, Inc.*	(693)	(5,440)
Sage Therapeutics, Inc.*	(306)	(42,929)
Sangamo Therapeutics, Inc.*	(11,078)	(100,256)

The accompanying notes are an integral part of the financial statements.

83

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Sarepta Therapeutics, Inc.*	(15,307)	$(1,152,923)
Spark Therapeutics, Inc.*	(1,245)	(120,740)
Theravance Biopharma, Inc. (Cayman Islands)*	(11,250)	(219,150)
Ultragenyx Pharmaceutical, Inc.*	(3,679)	(157,388)
UroGen Pharma Ltd. (Israel)*	(100)	(2,383)
ZIOPHARM Oncology, Inc.*	(3,839)	(16,431)

		(11,851,048)

Retailing — (3.9)%
Abercrombie & Fitch Co., Class A	(9,293)	(144,971)
Advance Auto Parts, Inc.	(1,998)	(330,469)
American Eagle Outfitters, Inc.	(1,063)	(17,242)
At Home Group, Inc.*	(2,084)	(20,048)
Boot Barn Holdings, Inc.*	(1,950)	(68,055)
CarMax, Inc.*	(2,172)	(191,136)
Children’s Place, Inc. (The)	(1,836)	(141,354)
Designer Brands, Inc., Class A	(7,726)	(132,269)
Dick’s Sporting Goods, Inc.	(33,980)	(1,386,724)
Dollar Tree, Inc.*	(3,084)	(352,069)
Floor & Decor Holdings, Inc., Class A*	(3,965)	(202,810)
Foot Locker, Inc.	(1,112)	(47,994)
Genuine Parts Co.	(9,976)	(993,510)
GrubHub, Inc.*	(15,292)	(859,563)
Guess?, Inc.	(38,882)	(720,483)
National Vision Holdings, Inc.*	(8,206)	(197,518)
Party City Holdco, Inc.*	(9,601)	(54,822)
Wayfair, Inc., Class A*	(1,736)	(194,640)
Williams-Sonoma, Inc.	(14,453)	(982,515)

		(7,038,192)

Semiconductors & Semiconductor Equipment — (5.5)%
Advanced Energy Industries, Inc.*	(5,121)	(293,997)
Advanced Micro Devices, Inc.*	(5,790)	(167,852)
Ambarella, Inc. (Cayman Islands)*	(10,371)	(651,662)
Axcelis Technologies, Inc.*	(915)	(15,637)
Brooks Automation, Inc.	(15,452)	(572,187)
Cabot Microelectronics Corp.	(3,263)	(460,768)
CEVA, Inc.*	(5,358)	(159,990)
Cohu, Inc.	(1,834)	(24,768)
FormFactor, Inc.*	(14,578)	(271,807)
KLA Corp.	(11,595)	(1,848,823)
MACOM Technology Solutions Holdings, Inc.*	(15,628)	(335,924)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
MaxLinear, Inc.*	(9,060)	$(202,763)
MKS Instruments, Inc.	(16,029)	(1,479,156)
Monolithic Power Systems, Inc.	(5,959)	(927,399)
ON Semiconductor Corp.*	(63,429)	(1,218,471)
Photronics, Inc.*	(7,589)	(82,568)
Power Integrations, Inc.	(3,774)	(341,283)
Rambus, Inc.*	(15,237)	(199,986)
Rudolph Technologies, Inc.*	(281)	(7,407)
Semtech Corp.*	(7,043)	(342,360)
Silicon Laboratories, Inc.*	(499)	(55,564)
Synaptics, Inc.*	(6,199)	(247,650)
Xperi Corp.	(78)	(1,613)

		(9,909,635)

Software & Services — (9.2)%
2U, Inc.*	(20,718)	(337,289)
8x8, Inc.*	(48,401)	(1,002,869)
Altair Engineering, Inc., Class A*	(2,251)	(77,930)
Anaplan, Inc.*	(557)	(26,179)
Appian Corp.*	(10,698)	(508,155)
Benefitfocus, Inc.*	(14,535)	(346,078)
Black Knight, Inc.*	(3,230)	(197,224)
BlackBerry Ltd. (Canada)*	(61,470)	(322,718)
Bottomline Technologies DE, Inc.*	(2,352)	(92,551)
Box, Inc., Class A*	(18,520)	(306,691)
Carbon Black, Inc.*	(10,682)	(277,625)
Carbonite, Inc.*	(1,510)	(23,390)
Cloudera, Inc.*	(65,610)	(581,305)
Conduent, Inc.*	(32,657)	(203,127)
CoreLogic, Inc.*	(6,846)	(316,764)
Cornerstone OnDemand, Inc.*	(184)	(10,087)
DocuSign, Inc.*	(2,220)	(137,462)
Domo, Inc., Class B*	(6,233)	(99,603)
Dropbox, Inc., Class A*	(31,496)	(635,274)
DXC Technology Co.	(5,457)	(160,982)
Envestnet, Inc.*	(4,892)	(277,376)
Everbridge, Inc.*	(364)	(22,462)
Fair Isaac Corp.*	(748)	(227,033)
FireEye, Inc.*	(39,261)	(523,742)
ForeScout Technologies, Inc.*	(8,941)	(339,043)
Gartner, Inc.*	(771)	(110,245)
Guidewire Software, Inc.*	(4,763)	(501,925)
Instructure, Inc.*	(9,427)	(365,202)
Jack Henry & Associates, Inc.	(1,278)	(186,550)
LivePerson, Inc.*	(3,177)	(113,419)

The accompanying notes are an integral part of the financial statements.

84

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
LogMeIn, Inc.	(3,595)	$(255,101)
ManTech International Corp., Class A	(763)	(54,486)
MicroStrategy, Inc., Class A*	(711)	(105,491)
New Relic, Inc.*	(15,404)	(946,576)
Nutanix, Inc., Class A*	(23,218)	(609,472)
OneSpan, Inc.*	(4,069)	(59,000)
Palo Alto Networks, Inc.*	(4,688)	(955,555)
Perficient, Inc.*	(1,499)	(57,831)
Pivotal Software, Inc., Class A*	(14,940)	(222,905)
Pluralsight, Inc., Class A*	(21,260)	(357,062)
Presidio, Inc.	(1,003)	(16,951)
PTC, Inc.*	(7,271)	(495,737)
Rapid7, Inc.*	(426)	(19,336)
RealPage, Inc.*	(1,829)	(114,971)
SailPoint Technologies Holding, Inc.*	(20,068)	(375,071)
Science Applications International Corp.	(3,048)	(266,243)
SecureWorks Corp., Class A*	(3,793)	(49,043)
Smartsheet, Inc., Class A*	(8,760)	(315,623)
Splunk, Inc.*	(1,669)	(196,708)
SVMK, Inc.*	(3,889)	(66,502)
Switch, Inc., Class A	(36,816)	(575,066)
Tenable Holdings, Inc.*	(18,348)	(410,628)
Tucows, Inc., Class A*	(566)	(30,655)
Tyler Technologies, Inc.*	(747)	(196,088)
Varonis Systems, Inc.*	(5,244)	(313,486)
Workday, Inc., Class A*	(1,547)	(262,928)
Yext, Inc.*	(7,734)	(122,893)
Zendesk, Inc.*	(1,978)	(144,157)
Zscaler, Inc.*	(4,808)	(227,226)
Zuora, Inc., Class A*	(38,936)	(585,987)

		(16,739,078)

Technology Hardware & Equipment — (6.4)%
3D Systems Corp.*	(75,375)	(614,306)
ADTRAN, Inc.	(3,547)	(40,241)
Anixter International, Inc.*	(2,502)	(172,938)
CommScope Holding Co., Inc.*	(84,704)	(996,119)
Corning, Inc.	(52,507)	(1,497,500)
Dolby Laboratories, Inc., Class A	(4,058)	(262,309)
FARO Technologies, Inc.*	(3,446)	(166,614)
Fitbit, Inc., Class A*	(105,202)	(400,820)
FLIR Systems, Inc.	(8,283)	(435,603)
II-VI, Inc.*	(15,655)	(551,209)
Infinera Corp.*	(134,268)	(731,761)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Insight Enterprises, Inc.*	(539)	$(30,017)
IPG Photonics Corp.*	(8,087)	(1,096,597)
Littelfuse, Inc.	(2,256)	(400,011)
Lumentum Holdings, Inc.*	(2,854)	(152,860)
NetScout Systems, Inc.*	(12,024)	(277,273)
nLight, Inc.*	(20,426)	(319,871)
Novanta, Inc. (Canada)*	(2,583)	(211,083)
PC Connection, Inc.	(19)	(739)
Plantronics, Inc.	(3,764)	(140,472)
Plexus Corp.*	(8,135)	(508,519)
Pure Storage, Inc., Class A*	(27,300)	(462,462)
Sanmina Corp.*	(3,319)	(106,573)
ScanSource, Inc.*	(2,414)	(73,748)
Sierra Wireless, Inc. (Canada)*	(6,335)	(67,784)
Stratasys Ltd. (Israel)*	(15,843)	(337,535)
SYNNEX Corp.	(5,050)	(570,145)
Viavi Solutions, Inc.*	(5,722)	(80,137)
Western Digital Corp.	(14,029)	(836,689)

		(11,541,935)

Telecommunication Services — (0.5)%
ATN International, Inc.	(1,423)	(83,061)
Bandwidth, Inc., Class A*	(2,844)	(185,173)
BCE, Inc. (Canada)	(1,779)	(86,121)
Boingo Wireless, Inc.*	(33,650)	(373,515)
Globalstar, Inc.*	(656)	(271)
Vonage Holdings Corp.*	(9,408)	(106,310)
Zayo Group Holdings, Inc.*	(1,962)	(66,512)

		(900,963)

Transportation — (2.1)%
Air Transport Services Group, Inc.*	(17,528)	(368,439)
Hawaiian Holdings, Inc.	(14,362)	(377,146)
Knight-Swift Transportation Holdings, Inc.	(2,473)	(89,770)
Matson, Inc.	(6,009)	(225,398)
Ryder System, Inc.	(21,714)	(1,124,134)
Saia, Inc.*	(3,740)	(350,438)
SkyWest, Inc.	(11,522)	(661,363)
Spirit Airlines, Inc.*	(17,961)	(651,984)

		(3,848,672)

Utilities — (3.3)%
Algonquin Power & Utilities Corp. (Canada)	(1,162)	(15,919)
Ameren Corp.	(6,059)	(485,023)

The accompanying notes are an integral part of the financial statements.

85

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Aqua America, Inc.	(4,401)	$(197,297)
Avangrid, Inc.	(3,030)	(158,318)
Avista Corp.	(2,496)	(120,906)
Black Hills Corp.	(4,852)	(372,294)
CenterPoint Energy, Inc.	(24,992)	(754,258)
Clearway Energy, Inc., Class A	(938)	(16,265)
Edison International	(1,629)	(122,859)
El Paso Electric Co.	(2,314)	(155,223)
Eversource Energy	(4,460)	(381,196)
FirstEnergy Corp.	(7,647)	(368,815)
MDU Resources Group, Inc.	(4,734)	(133,451)
Middlesex Water Co.	(311)	(20,203)
National Fuel Gas Co.	(6,556)	(307,608)
New Jersey Resources Corp.	(899)	(40,653)
NorthWestern Corp.	(1,486)	(111,524)
OGE Energy Corp.	(3,543)	(160,781)
ONE Gas, Inc.	(1,313)	(126,192)
Otter Tail Corp.	(65)	(3,494)
Pattern Energy Group, Inc., Class A	(4,130)	(111,221)
PG&E Corp.*	(133,127)	(1,331,270)
Southwest Gas Holdings, Inc.	(2,923)	(266,110)
Spire, Inc.	(1,966)	(171,514)
Sunnova Energy International, Inc.*	(550)	(5,912)
York Water Co. (The)	(12)	(524)

		(5,938,830)

TOTAL COMMON STOCK (Proceeds $189,948,517)		(174,962,444)

TOTAL SECURITES SOLD SHORT - (96.4)%		(174,962,444)

(Proceeds $189,948,517)

OTHER ASSETS IN EXCESS OF LIABILITIES - 74.8%		135,684,876

NET ASSETS - 100.0%		$181,413,452

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR  Contingent Value Rights

PLC   Public Limited Company

The accompanying notes are an integral part of the financial statements.

86

GOTHAM LARGE VALUE FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — 99.4%
Automobiles & Components — 0.9%
BorgWarner, Inc.	2,312	$84,804
Ford Motor Co.	44,675	409,223
Harley-Davidson, Inc.	1,755	63,127

		557,154

Banks — 5.2%
Bank of America Corp.	32,787	956,397
Citigroup, Inc.	17,788	1,228,795
Citizens Financial Group, Inc.	5,127	181,342
Comerica, Inc.	1,741	114,889
Fifth Third Bancorp	8,191	224,270
M&T Bank Corp.	13	2,054
SVB Financial Group*	577	120,564
Wells Fargo & Co.	2,874	144,965
Zions Bancorp NA	1,981	88,194

		3,061,470

Capital Goods — 10.5%
3M Co.	2,904	477,418
AMETEK, Inc.	2,050	188,231
Arconic, Inc.	3,064	79,664
Caterpillar, Inc.	2,115	267,146
Cummins, Inc.	1,767	287,438
Dover Corp.	374	37,235
Eaton Corp. PLC (Ireland)	4,702	390,971
Emerson Electric Co.	6,299	421,151
Fortune Brands Home & Security, Inc.	422	23,083
Honeywell International, Inc.	3,829	647,867
Illinois Tool Works, Inc.	3,622	566,807
Ingersoll-Rand PLC (Ireland)	2,614	322,071
Jacobs Engineering Group, Inc.	1,522	139,263
Johnson Controls International PLC (Ireland)	9,953	436,837
L3Harris Technologies, Inc.	1,157	241,396
Lockheed Martin Corp.	1,839	717,320
Masco Corp.	2,093	87,236
Parker-Hannifin Corp.	1,438	259,717
Rockwell Automation, Inc.	1,240	204,352
Snap-on, Inc.	619	96,898
Textron, Inc.	20	979
United Rentals, Inc.*	876	109,185
United Technologies Corp.	1,431	195,360

		6,197,625

Commercial & Professional Services — 1.0%
Cintas Corp.	889	238,341

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Republic Services, Inc.	1,650	$142,808
Robert Half International, Inc.	1,316	73,249
Waste Management, Inc.	1,008	115,920

		570,318

Consumer Durables & Apparel — 1.5%
Garmin Ltd. (Switzerland)	889	75,289
Hasbro, Inc.	551	65,398
Mohawk Industries, Inc.*	809	100,373
PVH Corp.	830	73,231
Ralph Lauren Corp.	864	82,486
Tapestry, Inc.	644	16,776
VF Corp.	4,269	379,898
Whirlpool Corp.	413	65,403

		858,854

Consumer Services — 1.2%
Carnival Corp. (Panama)	7,693	336,261
Hilton Worldwide Holdings, Inc.	1,310	121,974
Yum! Brands, Inc.	2,269	257,373

		715,608

Diversified Financials — 6.7%
Affiliated Managers Group, Inc.	592	49,343
American Express Co.	2,340	276,775
Ameriprise Financial, Inc.	212	31,185
Berkshire Hathaway, Inc., Class B*	708	147,278
BlackRock, Inc.	1,739	774,968
Discover Financial Services	3,577	290,059
Franklin Resources, Inc.	5,645	162,915
Goldman Sachs Group, Inc. (The)	392	81,234
Intercontinental Exchange, Inc.	2,762	254,850
Invesco Ltd. (Bermuda)	4,602	77,958
Moody’s Corp.	2,120	434,240
MSCI, Inc.	810	176,378
Nasdaq, Inc.	1,854	184,195
S&P Global, Inc.	2,619	641,603
Synchrony Financial	1,704	58,089
T Rowe Price Group, Inc.	2,637	301,277

		3,942,347

Energy — 5.9%
Apache Corp.	4,209	107,750
Cabot Oil & Gas Corp.	4,685	82,315
Chevron Corp.	6,264	742,910
ConocoPhillips	12,449	709,344
Devon Energy Corp.	5,538	133,244

The accompanying notes are an integral part of the financial statements.

87

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Helmerich & Payne, Inc.	1,226	$49,126
Hess Corp.	1,528	92,413
HollyFrontier Corp.	1,882	100,950
Kinder Morgan, Inc.	14,914	307,378
Marathon Petroleum Corp.	6,847	415,955
Occidental Petroleum Corp.	5,401	240,182
TechnipFMC PLC (United Kingdom)	4,999	120,676
Valero Energy Corp.	4,642	395,684

		3,497,927

Food & Staples Retailing — 2.5%
Sysco Corp.	5,743	455,994
Walgreens Boots Alliance, Inc.	10,205	564,439
Walmart, Inc.	3,936	467,124

		1,487,557

Food, Beverage & Tobacco — 4.4%
Altria Group, Inc.	11,594	474,195
Coca-Cola Co. (The)	211	11,487
Conagra Brands, Inc.	5,336	163,708
General Mills, Inc.	5,165	284,695
Hershey Co. (The)	2,287	354,462
Kellogg Co.	1,417	91,184
Kraft Heinz Co. (The)	13,661	381,620
McCormick & Co., Inc., non-voting shares	547	85,496
Mondelez International, Inc., Class A	5,239	289,821
PepsiCo, Inc.	1,313	180,012
Philip Morris International, Inc.	3,857	292,862
Tyson Foods, Inc., Class A	15	1,292

		2,610,834

Health Care Equipment & Services — 5.5%
AmerisourceBergen Corp.	2,333	192,076
Anthem, Inc.	1,146	275,155
Cardinal Health, Inc.	3,336	157,426
Centene Corp.*	4,631	200,337
Cigna Corp.	48	7,286
CVS Health Corp.	12,433	784,149
DaVita, Inc.*	1,842	105,123
Henry Schein, Inc.*	1,655	105,093
Humana, Inc.	1,512	386,573
Laboratory Corp. of America Holdings*	17	2,856
McKesson Corp.	2,071	283,023
Medtronic PLC (Ireland)	1,099	119,373

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Quest Diagnostics, Inc.	1,511	$161,722
UnitedHealth Group, Inc.	1,645	357,491
Universal Health Services, Inc., Class B	766	113,943

		3,251,626

Household & Personal Products — 0.9%
Colgate-Palmolive Co.	4,688	344,615
Kimberly-Clark Corp.	711	100,998
Procter & Gamble Co. (The)	525	65,300

		510,913

Insurance — 2.6%
Aflac, Inc.	2,764	144,613
Allstate Corp. (The)	853	92,704
Aon PLC (United Kingdom)	227	43,940
Arthur J Gallagher & Co.	2,081	186,395
Assurant, Inc.	520	65,426
Chubb Ltd. (Switzerland)	141	22,763
Cincinnati Financial Corp.	1,828	213,273
Globe Life, Inc.	636	60,903
Hartford Financial Services Group, Inc. (The)	1,817	110,128
Loews Corp.	1,599	82,317
Marsh & McLennan Cos., Inc.	4,379	438,119
Progressive Corp. (The)	2	155
Travelers Cos., Inc. (The)	357	53,082

		1,513,818

Materials — 4.7%
Avery Dennison Corp.	627	71,208
Ball Corp.	1,082	78,780
CF Industries Holdings, Inc.	2,483	122,164
Dow, Inc.	8,322	396,543
DuPont de Nemours, Inc.	8,370	596,865
FMC Corp.	1,460	128,013
International Paper Co.	4,411	184,468
Linde PLC (Ireland)	3,932	761,707
Nucor Corp.	3,394	172,789
Packaging Corp. of America	1,060	112,466
Sealed Air Corp.	573	23,785
Westrock Co.	2,881	105,012

		2,753,800

Media & Entertainment — 3.0%
Activision Blizzard, Inc.	4,118	217,925

The accompanying notes are an integral part of the financial statements.

88

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
CBS Corp., Class B, non-voting shares	4,177	$168,626
Charter Communications, Inc., Class A*	829	341,648
Comcast Corp., Class A	9,206	415,007
DISH Network Corp., Class A*	454	15,468
Fox Corp., Class A	6,950	219,168
Omnicom Group, Inc.	2,448	191,678
Viacom, Inc., Class B	4,520	108,616
Walt Disney Co. (The)	788	102,692

		1,780,828

Pharmaceuticals, Biotechnology & Life Sciences — 8.4%
AbbVie, Inc.	8,451	639,910
Alexion Pharmaceuticals, Inc.*	2,510	245,829
Allergan PLC (Ireland)	1,033	173,844
Amgen, Inc.	53	10,256
Biogen, Inc.*	2,150	500,563
Bristol-Myers Squibb Co.	16,712	847,466
Celgene Corp.*	7,934	787,846
Eli Lilly & Co.	436	48,758
Gilead Sciences, Inc.	7,290	462,040
Johnson & Johnson	4,401	569,401
Merck & Co., Inc.	7,096	597,341
Perrigo Co. PLC (Ireland)	1,522	85,065

		4,968,319

Real Estate — 0.2%
Apartment Investment & Management Co., Class A, REIT	6	313
Equity Residential, REIT	25	2,157
Prologis, Inc., REIT	351	29,912
Realty Income Corp., REIT	834	63,951
UDR, Inc., REIT	337	16,338

		112,671

Retailing — 7.3%
AutoZone, Inc.*	270	292,847
Best Buy Co., Inc.	2,956	203,934
Dollar General Corp.	2,879	457,588
eBay, Inc.	10,206	397,830
Home Depot, Inc. (The)	3,935	912,999
Kohl’s Corp.	1,791	88,941
L Brands, Inc.	3,118	61,082
LKQ Corp.*	3,467	109,037
Lowe’s Cos., Inc.	7,099	780,606

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ross Stores, Inc.	1,423	$156,317
Target Corp.	5,790	619,009
TJX Cos., Inc. (The)	3,108	173,240
Tractor Supply Co.	605	54,716

		4,308,146

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	2,269	253,515
Applied Materials, Inc.	10,367	517,313
Intel Corp.	1,807	93,115
Lam Research Corp.	1,754	405,367
Micron Technology, Inc.*	1,329	56,948
Qorvo, Inc.*	1,373	101,794
Texas Instruments, Inc.	562	72,633
Xilinx, Inc.	2,810	269,479

		1,770,164

Software & Services — 8.7%
Accenture PLC, Class A (Ireland)	4,208	809,409
Alliance Data Systems Corp.	582	74,572
Automatic Data Processing, Inc.	2,085	336,561
Broadridge Financial Solutions, Inc.	1,280	159,270
DXC Technology Co.	2,998	88,441
FleetCor Technologies, Inc.*	968	277,603
International Business Machines Corp.	7,421	1,079,162
Intuit, Inc.	1,596	424,440
Leidos Holdings, Inc.	1,613	138,524
Microsoft Corp.	568	78,969
Oracle Corp.	17,717	974,967
Paychex, Inc.	4,024	333,066
PayPal Holdings, Inc.*	1,438	148,962
VeriSign, Inc.*	2	377
Visa, Inc., Class A	611	105,098
Western Union Co. (The)	4,811	111,471

		5,140,892

Technology Hardware & Equipment — 7.5%
Amphenol Corp., Class A	1,554	149,961
Apple, Inc.	5,880	1,316,944
CDW Corp.	1,623	200,019
Cisco Systems, Inc.	21,640	1,069,232
F5 Networks, Inc.*	673	94,503
Hewlett Packard Enterprise Co.	15,326	232,495
HP, Inc.	16,900	319,748
Juniper Networks, Inc.	3,857	95,461

The accompanying notes are an integral part of the financial statements.

89

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Concluded)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Keysight Technologies, Inc.*	414	$40,262
Motorola Solutions, Inc.	1,742	296,854
NetApp, Inc.	2,720	142,827
Seagate Technology PLC (Ireland)	2,979	160,240
TE Connectivity Ltd. (Switzerland)	2,345	218,507
Xerox Holdings Corp.	2,590	77,467

		4,414,520

Telecommunication Services — 1.9%
AT&T, Inc.	19,315	730,880
CenturyLink, Inc.	12,207	152,343
Verizon Communications, Inc.	4,391	265,041

		1,148,264

Transportation — 5.0%
Alaska Air Group, Inc.	1,381	89,641
CH Robinson Worldwide, Inc.	1,519	128,781
CSX Corp.	8,935	618,927
Delta Air Lines, Inc.	7,280	419,328
Expeditors International of Washington, Inc.	1,904	141,448
Kansas City Southern	972	129,286

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Norfolk Southern Corp.	2,949	$529,817
Southwest Airlines Co.	6,018	325,032
Union Pacific Corp.	3,128	506,673
United Airlines Holdings, Inc.*	536	47,388

		2,936,321

Utilities — 0.9%
CMS Energy Corp.	220	14,069
NRG Energy, Inc.	2,968	117,533
Sempra Energy	2,700	398,547

		530,149

TOTAL COMMON STOCKS - 99.4% (Cost $55,382,478)		58,640,125

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		337,925

NET ASSETS - 100.0%		$58,978,050

*	Non-income producing.

PLC     Public Limited Company

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

90

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.1%
Gotham Absolute 500 Fund	594,806	$6,887,852
Gotham Defensive Long 500 Fund	786,056	10,383,799
Gotham Enhanced 500 Fund	436,846	5,233,419
Gotham Index Plus Fund	455,877	6,920,209
Gotham Neutral Fund*	496,417	5,137,920

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $31,251,997)		34,563,199

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		326,282

NET ASSETS - 100.0%		$34,889,481

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

91

GOTHAM FUNDS

Statements of Assets and Liabilities

September 30, 2019

	Gotham Absolute Return Fund	Gotham Enhanced Return Fund		Gotham Neutral Fund
Assets
Non-affiliated investments, at value[1,2]	$1,028,656,270	$492,490,064		$220,691,020
Swaps, at value	—	12,665,808	(a)	—
Cash	2,286,893	13,917,079		396,767
Due from broker	—	9,291		—
Deposits with brokers for securities sold short	339,784,182	186,740		135,813,405
Receivables:
Investments sold	24,742,658	3,981,488		8,382,598
Capital shares sold	399,610	154,294		78,561
Dividends and interest	1,182,429	479,934		247,282
Dividends and fees on securities sold short	37,761	198,221		—
Prepaid expenses and other assets	27,963	10,906		17,283

Total assets	1,397,117,766	524,093,825		365,626,916

Liabilities
Securities sold short, at value[3]	514,186,441	5,659		174,962,444
Payables:
Investments purchased	23,208,346	3,062,245		7,956,989
Dividends and fees on securities sold short	—	—		46,822
Capital shares redeemed	653,905	836,262		510,849
Investment adviser	1,560,949	977,976		440,978
Administration and accounting fees	56,295	33,252		25,979
Accrued expenses	204,938	111,252		269,403

Total liabilities	539,870,874	5,026,646		184,213,464

Net Assets	$857,246,892	$519,067,179		$181,413,452

Net Assets Consisted of:
Capital stock, $0.01 par value	$571,018	$357,852		$175,322
Paid-in capital	860,925,915	309,797,962		235,651,029
Total distributable earnings (loss)	(4,250,041)	208,911,365		(54,412,899)

Net Assets	$857,246,892	$519,067,179		$181,413,452

Institutional Class Shares:
Net assets	$857,246,892	$519,067,179		$181,413,452

Shares outstanding	57,101,763	35,785,150		17,532,150

Net asset value, offering and redemption price per share	$15.01	$14.51		$10.35

[1]Non-affiliated investments, at cost	$947,039,384	$403,175,750		$206,383,623
[2]Includes market value of securities designated as collateral for swaps	$—	$157,973,338		$—
[3]Proceeds received, securities sold short	$553,898,859	$21,642		$189,948,517

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

92

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

September 30, 2019

	Gotham Large Value Fund	Gotham Total Return Fund
Assets
Non-affiliated investments, at value[1]	$58,640,125	$—
Affiliated investments, at value[2]	—	34,563,199
Cash	317,472	219,284
Receivables:
Investments sold	1,040,530	—
Capital shares sold	—	100,170
Dividends and interest	72,059	—
Investment adviser	—	42,130
Prepaid expenses and other assets	7,663	10,917

Total assets	60,077,849	34,935,700

Liabilities
Payables:
Investments purchased	1,040,012	—
Capital shares redeemed	37	1,100
Investment adviser	18,831	—
Administration and accounting fees	6,496	8,436
12b-1 distribution fees (Investor Class)	—	478
Accrued expenses	34,423	36,205

Total liabilities	1,099,799	46,219

Net Assets	$58,978,050	$34,889,481

Net Assets Consisted of:
Capital stock, $0.01 par value	$44,368	$26,285
Paid-in capital	55,949,455	29,828,762
Total distributable earnings	2,984,227	5,034,434

Net Assets	$58,978,050	$34,889,481

Institutional Class Shares:
Net assets	$58,978,050	$32,166,712

Shares outstanding	4,436,825	2,422,853

Net asset value, offering and redemption price per share	$13.29	$13.28

Investor Class Shares:
Net assets	N/A	$2,722,769

Shares outstanding	N/A	205,613

Net asset value, offering and redemption price per share	N/A	$13.24

[1]Non-affiliated investments, at cost	$55,382,478	$—
[2]Affiliated investments, at cost	$—	$31,251,997

The accompanying notes are an integral part of the financial statements.

93

GOTHAM FUNDS

Statements of Operations

For the Year Ended September 30, 2019

	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Investment Income
Dividend income	$20,771,846	$19,111,890	$4,974,174
Less: taxes withheld	(46,174)	(39,683)	(22,659)
Interest	88,056	97,943	86,676
Income from securities loaned (Note 5)	51,799	34,649	28,186
Income from dividends and fees on securities sold short (Note 1)	3,462,314	—	1,039,057

Total investment income	24,327,841	19,204,799	6,105,434

Expenses
Advisory fees (Note 2)	19,004,777	12,812,524	4,994,907
Administration and accounting fees (Note 2)	252,892	184,789	104,725
Dividends and fees on securities sold short (Note 1)	—	3,751,962	—
Fees on cash collateral (Note 5)	4,067,791	5,261,881	459,512
Transfer agent fees (Note 2)	603,153	333,062	—
Custodian fees (Note 2)	85,603	69,904	28,759
Trustees’ and officers’ fees (Note 2)	192,142	136,772	31,656
Printing and shareholder reporting fees	73,255	30,370	4,265
Registration and filing fees	170,192	31,723	85,963
Legal fees	166,174	116,807	48,476
Audit fees	32,546	32,563	30,832
Other expenses	67,124	52,248	22,261

Total expenses before recoupments, waivers and/or reimbursements	24,715,649	22,814,605	5,811,356

Recoupments, waivers and/or reimbursements (Note 2)	(217,723)	(27,300)	17,681

Net expenses after recoupments, waivers and/or reimbursements	24,497,926	22,787,305	5,829,037

Net investment income/(loss)	(170,085)	(3,582,506)	276,397

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	16,421,509	86,434,092	2,732,365
Net realized gain/(loss) from securities sold short	(13,240,771)	76,536,594	4,646,705
Net realized gain on swaps	—	1,460,047 (a)	—
Net realized gain from foreign currency transactions	265	8	194
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(42,333,489)	(142,677,677)	(22,623,194)
Net change in unrealized appreciation/(depreciation) on securities sold short	43,200,797	(34,501,847)	16,223,619
Net change in unrealized appreciation/(depreciation) on swaps	—	12,665,808 (a)	—

Net realized and unrealized gain/(loss) on investments	4,048,311	(82,975)	979,689

Net increase/(decrease) in net assets resulting from operations	$3,878,226	$(3,665,481)	$1,256,086

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

94

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Year Ended September 30, 2019

	Gotham Large Value Fund	Gotham Total Return Fund
Investment Income
Dividends from non-affiliated investments	$1,221,374	$—
Dividends from affiliated investments	—	108,318
Interest	3,515	2,304

Total investment income	1,224,889	110,622

Expenses
Advisory fees (Note 2)	388,602	—
Administration and accounting fees (Note 2)	25,234	49,649
Distribution fees (Investor Class)	—	6,756
Transfer agent fees (Note 2)	8,527	31,132
Custodian fees (Note 2)	2,244	15,149
Trustees’ and officers’ fees (Note 2)	7,046	5,857
Printing and shareholder reporting fees	23,331	18,583
Registration and filing fees	49,225	63,154
Legal fees	11,308	7,114
Audit fees	26,710	22,169
Other expenses	3,086	6,039

Total expenses before waivers and/or reimbursements	545,313	225,602

Recoupments and/or waivers, reimbursements (Note 2)	(156,711)	(218,845)

Net expenses after waivers and/or reimbursements	388,602	6,757

Net investment income	836,287	103,865

Net realized and unrealized gain/(loss) from investments:
Net realized loss from non-affiliated investments	(966,077)	—
Net realized loss from affiliated investments	—	(78,721)
Capital gain distributions from affiliated investments	—	1,808,298
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	2,655,043	—
Net change in unrealized appreciation/(depreciation) on affiliated investments	—	(1,461,636)

Net realized and unrealized gain on investments	1,688,966	267,941

Net increase in net assets resulting from operations	$2,525,253	$371,806

The accompanying notes are an integral part of the financial statements.

95

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute Return Fund		Gotham Enhanced Return Fund
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment loss	$(170,085)	$(5,944,230)	$(3,582,506)	$(7,461,254)
Net realized gain from investments, securities sold short, swaps and foreign currency transactions	3,181,003	37,151,431	164,430,741	62,866,948
Net change in unrealized appreciation/(depreciation) on investments, swaps and securities sold short	867,308	30,147,820	(164,513,716)	69,391,635

Net increase/(decrease) in net assets resulting from operations	3,878,226	61,355,021	(3,665,481)	124,797,329

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	—	—	(64,015,741)	(8,942,488)

Net decrease in net assets from dividends and distributions to shareholders	—	—	(64,015,741)	(8,942,488)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	(215,675,985)	123,484,830	(259,084,560)	(167,392,494)

Total increase/(decrease) in net assets	(211,797,759)	184,839,851	(326,765,782)	(51,537,653)

Net assets
Beginning of year	1,069,044,651	884,204,800	845,832,961	897,370,614

End of year**	$857,246,892	$1,069,044,651	$519,067,179	$845,832,961

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net realized gains were $8,942,488 for Gotham Enhanced Return Fund.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. As of September 30, 2018, net assets included accumulated net investment loss of $(3,960,126) and $(5,396,606) for Gotham Absolute Return Fund and Gotham Enhanced Return Fund, respectively.

The accompanying notes are an integral part of the financial statements.

96

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Neutral Fund		Gotham Large Value Fund
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$276,397	$(3,960,731)	$836,287	$46,372
Net realized gain/(loss) from investments, securities sold short and foreign currency transactions	7,379,264	31,648,361	(966,077)	333,656
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(6,399,575)	(23,284,121)	2,655,043	348,120

Net increase in net assets resulting from operations	1,256,086	4,403,509	2,525,253	728,148

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	—	—	(487,128)	(339,149)

Net decrease in net assets from dividends and distributions to shareholders	—	—	(487,128)	(339,149)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	(176,514,391)	(317,271,553)	25,621,728	28,302,468

Total increase/(decrease) in net assets	(175,258,305)	(312,868,044)	27,659,853	28,691,467

Net assets
Beginning of year	356,671,757	669,539,801	31,318,197	2,626,730

End of year**	$181,413,452	$356,671,757	$58,978,050	$31,318,197

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and net realized gains were $58,213 and $280,936 for Gotham Large Value Fund.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. As of September 30, 2018, net assets included accumulated net investment income/(loss) of $(2,073,967) and $34,966 for Gotham Neutral Fund and Gotham Large Value Fund, respectively.

The accompanying notes are an integral part of the financial statements.

97

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

	Gotham Total Return Fund
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Net increase in net assets from operations:
Net investment income	$103,865	$57,125
Net realized gain from investments.	1,729,577	307,746
Net change in unrealized appreciation/(depreciation) on investments	(1,461,636)	2,966,010

Net increase in net assets resulting from operations	371,806	3,330,881

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	(384,983)	(68,177)

Investor Class Shares:
Total distributable earnings*	(28,675)	—

Net decrease in net assets from dividends and distributions to shareholders	(413,658)	(68,177)

Increase in Net Assets from Capital Share Transactions (Note 4)	6,603,654	6,525,804

Total increase in net assets	6,561,802	9,788,508

Net assets
Beginning of year	28,327,679	18,539,171

End of year**	$34,889,481	$28,327,679

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and net realized gains for Institutional Class Shares were $57,123 and $11,054 for Gotham Total Return Fund.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. As of September 30, 2018, net assets included accumulated net investment income of $77 for Gotham Total Return Fund.

The accompanying notes are an integral part of the financial statements.

98

GOTHAM FUNDS

Statement of Cash Flow

Gotham Enhanced Return Fund
For the Year Ended September 30, 2019
Cash flows provided by (used in) operating activities:
Net decrease in net assets resulting from operations	$(3,665,481)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(2,202,851,402)
Proceeds from disposition of long-term portfolio investments	3,114,295,624
Purchases to cover securities sold short	(1,739,703,306)
Proceeds from securities sold short	1,160,343,148
Net payments received from (made to) counterparties for derivative contracts	1,460,047
Net realized gain on investments, securities sold short, swaps and foreign currency	(164,430,741)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short and swaps	164,513,716
Return of capital received from real estate investment trusts	44,585
Decrease in receivable for securities sold	22,820,322
Decrease in dividend and interest receivable	936,104
Decrease in prepaid expenses and other assets	4,162
Decrease in payable for investments purchased	(26,385,339)
Decrease in use of cash collateral from securities lending	(256,512,149)
Decrease in dividends and fees payable for securities sold short	(198,221)
Decrease in payable to investment advisor	(289,161)
Decrease in due to broker	(9,291)
Decrease in payable for dividends on securities sold short	(613,783)
Class action settlement proceeds	50,066
Decrease in accrued expense payable	(267,813)

Net cash provided by operating activities	69,541,087

Cash flows from financing activities:
Proceeds from shares sold	43,849,502
Payment of shares redeemed	(360,524,573)
Dividends and distributions to shareholders	(7,736,573)

Net cash used in financing activities	(324,411,644)

Net decrease in cash.	(254,870,557)
Cash and restricted cash*:
Reconciliation of restricted and unrestricted cash at the beginning of the year to the statements of assets and liabilities:
Cash	1,282,912
Restricted cash	267,691,464
Reconciliation of restricted and unrestricted cash at the end of the year to the statements of assets and liabilities:
Cash	$13,917,079

Restricted cash	$186,740

Supplemental disclosure of cash flow information:
Cash paid during the year for financing charges	$3,893,169

*	FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows (See Note 1).

The accompanying notes are an integral part of the financial statements.

99

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Absolute Return Fund Institutional Class Shares
	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015
Per Share Operating Performance

Net asset value, beginning of year/period	$14.86		$13.94	$12.70	$12.48	$13.54		$13.45

Net investment income/(loss)(1)	(0.00	)(2)	(0.09)	(0.12)	(0.07)	(0.06)		(0.10)
Net realized and unrealized gain/(loss) on investments	0.15		1.01	1.36	0.46	(1.00)		0.43

Total from investment operations	0.15		0.92	1.24	0.39	(1.06)		0.33

Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	—		—
Net realized capital gains	—		—	—	(0.17)	—		(0.24)

Total dividends and distributions to shareholders	—		—	—	(0.17)	—		(0.24)

Redemption fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)

Net asset value, end of year/period	$15.01		$14.86	$13.94	$12.70	$12.48		$13.54

Total investment return(4)	1.01%		6.60%	9.76%	3.14%	(7.83)%		2.44%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$857,247		$1,069,045	$884,205	$982,987	$2,566,098		$3,657,763

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(5)	2.58%		2.56%	2.81%	3.09%	2.95	%(6)	2.81%

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)(7)	2.60%		2.63%	2.95%	3.09%	2.95	%(6)	2.81%

Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.02	)%(8)	(0.58)%	(0.88)%	(0.56)%	(1.03	)%(6)	(0.75)%

Portfolio turnover rate	233%		258%	238%	272%	134	%(9)	336%

*	The Fund changed its fiscal year end from April 30 to September 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period. (2) Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(5)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.15%, 2.15%, 2.15%, 2.20%, 2.15% and 2.15% for the years ended September 30, 2019, 2018, 2017 and 2016, the period ended September 30, 2015 and the year ended April 30, 2015, respectively.

(6)	Annualized.
(7)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(8)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period. (See Note 1).
(9)	Not annualized.

The accompanying notes are an integral part of the financial statements.

100

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced Return Fund Institutional Class Shares
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015
Per Share Operating Performance

Net asset value, beginning of year/period	$15.55	$13.68	$11.79	$11.10	$12.38		$12.39

Net investment income/(loss)(1)	(0.08)	(0.13)	(0.07)	0.02	(0.03)		(0.04)
Net realized and unrealized gain/(loss) on investments	0.26	2.14	1.96	0.87	(1.25)		0.97

Total from investment operations	0.18	2.01	1.89	0.89	(1.28)		0.93

Dividends and distributions to shareholders from:
Net realized capital gains	(1.22)	(0.14)	—	(0.20)	—		(0.94)

Total dividends and distributions to shareholders	(1.22)	(0.14)	—	(0.20)	—		(0.94)

Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)

Net asset value, end of year/period	$14.51	$15.55	$13.68	$11.79	$11.10		$12.38

Total investment return(3)	1.79%	14.79%	16.03%	8.18%	(10.34)%		7.34%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$519,067	$845,833	$897,371	$950,202	$1,126,264		$1,558,078

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	3.56%	3.63%	3.55%	3.58%	3.36	%(5)	3.23%

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.56%	3.67%	3.56%	3.58%	3.36	%(5)	3.23%

Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.56)%	(0.84)%	(0.51)%	0.16%	(0.66	)%(5)	(0.31)%

Portfolio turnover rate	204%	197%	196%	248%	85	%(7)	275%

*	The Fund changed its fiscal year end from April 30 to September 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.15%, 2.15%, 2.15%, 2.15%, 2.14% and 2.16% for the years ended September 30, 2019, 2018, 2017 and 2016, the period ended September 30, 2015 and the year ended April 30, 2015, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

101

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Neutral Fund Institutional Class Shares
	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015
Per Share Operating Performance

Net asset value, beginning of year/period	$10.25		$10.23	$9.91	$9.99	$10.42		$11.21

Net investment income/(loss)(1)	0.01		(0.09)	(0.13)	(0.10)	(0.06)		(0.12)
Net realized and unrealized gain/(loss) on investments	0.09		0.11	0.45	0.08	(0.37)		(0.43)

Total from investment operations	0.10		0.02	0.32	(0.02)	(0.43)		(0.55)

Dividends and distributions to shareholders from:
Net realized capital gains	—		—	—	(0.06)	—		(0.24)

Total dividends and distributions to shareholders	—		—	—	(0.06)	—		(0.24)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)

Net asset value, end of year/period	$10.35		$10.25	$10.23	$9.91	$9.99		$10.42

Total investment return(3)	0.98%		0.20%	3.23%	(0.16)%	(4.13)%		(5.00)%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$181,413		$356,672	$669,540	$783,024	$755,707		$932,434

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4) .	2.34%		2.61%	3.10%	3.56%	3.38	%(5)	3.20%

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	2.33%		2.73%	3.14%	3.56%	3.38	%(5)	3.19%

Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.11	%(7)	(0.87)%	(1.31)%	(1.02)%	(1.38	)%(5)	(1.11)%

Portfolio turnover rate	331%		274%	261%	303%	141	%(8)	378%

*	The Fund changed its fiscal year end from April 30 to September 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.15%, 2.15%, 2.15%, 2.16%, 2.16% and 2.18% for the years ended September 30, 2019, 2018, 2017 and 2016, the period ended September 30, 2015 and the year ended April 30, 2015, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period. (See Note 1).
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

102

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Large Value Fund Institutional Class Shares
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance

Net asset value, beginning of year/period	$13.02	$12.46	$10.87	$10.00

Net investment income(1)	0.20	0.14	0.14	0.11
Net realized and unrealized gain on investments	0.18	2.03	1.71	0.76

Total from investment operations	0.38	2.17	1.85	0.87

Dividends and distributions to shareholders from:
Net investment income	(0.01)	(0.28)	(0.26)	—
Net realized capital gains	(0.10)	(1.33)	—	—

Total dividends and distributions to shareholders	(0.11)	(1.61)	(0.26)	—

Redemption fees	—	—	—	—

Net asset value, end of year/period	$13.29	$13.02	$12.46	$10.87

Total investment return(2)	3.11%	18.93%	17.31%	8.70%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$58,978	$31,318	$2,627	$2,236

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.75%	0.88%	0.95%	0.95	%(3)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)	1.05%	2.19%	4.40%	4.90	%(3)

Ratio of net investment income to average net assets	1.61%	1.12%	1.19%	1.41	%(3)

Portfolio turnover rate	316%	670%	169%	244	%(5)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Total Return Fund Institutional Class Shares
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*
Per Share Operating Performance

Net asset value, beginning of year/period	$13.38	$11.60	$10.02	$9.33	$10.00

Net investment income/(loss)(1)	0.05	0.03	0.01	0.17	(0.01)
Net realized and unrealized gain/(loss) on investments	0.03	1.80	1.58	0.72	(0.66)

Total from investment operations	0.08	1.83	1.59	0.89	(0.67)

Dividends and distributions to shareholders from:
Net investment income	(0.05)	(0.04)	(0.01)	(0.18)	—
Net realized capital gains	(0.13)	(0.01)	—	(0.02)	—

Total dividends and distributions to shareholders	(0.18)	(0.05)	(0.01)	(0.20)	—

Redemption fees	0.00 (2)	—	—	—	0.00	(2)

Net asset value, end of year/period	$13.28	$13.38	$11.60	$10.02	$9.33

Total investment return(3)	0.67%	15.73%	15.82%	9.65%	(6.70)%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$32,167	$26,218	$18,539	$8,062	$7,010

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.00%	0.00%	0.02%	0.17%	0.18	%(4)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)	0.69%	0.51%	0.74%	1.55%	1.57	%(4)

Ratio of net investment income/(loss) to average net assets	0.35%	0.27%	0.09%	1.78%	(0.18	)%(4)

Portfolio turnover rate	3%	1%	27%	6%	42	%(6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights (Concluded)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Total Return Fund Investor Class Shares
	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018*
Per Share Operating Performance

Net asset value, beginning of year/period.	$13.35	$12.60

Net investment income/(loss)(1)	0.01	(0.02)
Net realized and unrealized gain/(loss) on investments	0.03	0.77

Total from investment operations	0.04	0.75

Dividends and distributions to shareholders from:
Net investment income.	(0.02)	—
Net realized capital gains	(0.13)	—

Total dividends and distributions to shareholders	(0.15)	—

Redemption fees	0.00 (2)	—

Net asset value, end of year/period	$13.24	$13.35

Total investment return(3)	0.40%	5.95%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$2,723	$2,110

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.25%	0.25	%(4)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)	0.93%	0.76	%(4)

Ratio of net investment income/(loss) to average net assets	0.08%	(0.24	)%(4)

Portfolio turnover rate	3%	1	%(6)

*	Investor Class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $12.60 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements

September 30, 2019

1. Organization and Significant Accounting Policies

The Gotham Absolute Return Fund, the Gotham Enhanced Return Fund, the Gotham Neutral Fund, the Gotham Large Value Fund and the Gotham Total Return Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Total Return Fund, offers one class of shares, Institutional Class. The Gotham Total Return Fund offers two classes of shares, Institutional Class and Investor Class. The Funds’ commencement of operations are as follows:

Gotham Absolute Return Fund (“Absolute Return”)	August 31, 2012
Gotham Enhanced Return Fund (“Enhanced Return”)	May 31, 2013
Gotham Neutral Fund (“Neutral”)	August 30, 2013
Gotham Large Value Fund (“Large Value”)	December 31, 2015
Gotham Total Return Fund (“Total Return”) (operates as a “Fund of Funds”)	March 31, 2015

All the Funds except for the Large Value and Total Return seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Large Value seeks to achieve its investment objective by primarily investing in long positions of U.S. large capitalization equity securities with market capitalization similar to companies in the S&P 500® Index or Russell 1000® Index, but may invest in other large capitalization companies. Total Return seeks to achieve its investment objective by primarily investing in the other funds advised by Gotham.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board

Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

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September 30, 2019

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a short position common stock with an end of year value of $3,527, $5,659 and $3,553 held by Absolute Return, Enhanced Return and Neutral, respectively; a corporate debt security with an end of period value of $793 and $722 held by Absolute Return and Neutral, respectively; and total return swaps with an end of period unrealized appreciation of $12,665,808 held by Enhanced Return. These securities are considered Level 2 as of and for the year ended September 30, 2019.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended September 30, 2019, there were no transfers in or out of Level 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Cash — Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers — Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of

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September 30, 2019

Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the statement of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Regulatory Reporting Updates and Accounting Pronouncements — In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of U.S. GAAP requirements or other SEC disclosure requirements. These amendments were effective for all Funds as of November 5, 2018. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of Assets and Liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of Changes in Net Assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of Changes in Net Assets” and certain tax adjustments that were reflected in the “Notes to Financial Statements.” All of these have been reflected in the Fund’s financial statements.

In August 2016, the Financial Accounting Standards Board (“FASB”) issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Funds.

Short Sales — All Funds except for Large Value may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales. Effective September 11, 2019, Enhanced Return discontinued investing in short securities directly and may obtain short and long exposure through the use of swap agreements.

As of September 30, 2019, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

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September 30, 2019

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short

Absolute Return	$514,186,441	$617,441,248	$339,784,182
Enhanced Return	5,659	—	186,740
Neutral	174,962,444	192,154,815	135,813,405

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. In those instances where rebate income is in excess of dividends on securities sold short and finance charges, the net amount is shown in the Investment Income section on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the year ended September 30, 2019:

	Dividends on Securities Sold Short	Rebate (Income)/Fees

Absolute Return	$6,092,058	$(10,681,867)
Enhanced Return	5,120,674	(8,273,600)
Neutral	2,294,494	(4,525,972)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statement of Operations and are as follows for the year ended September 30, 2019:

	Short Sales (Deposits) Proceeds	Financing Charges

Absolute Return	$164,679,702	$1,127,495
Enhanced Return	(157,668)	6,904,888
Neutral	35,043,007	1,192,421

Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a

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September 30, 2019

Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the year ended September 30, 2019, only Enhanced Return held total return swaps.

For the period ended September 30, 2019, the average volume, of total return swaps was as follows:

Notional Amount

Enhanced Return (two month average since inception of total return swaps on August 27, 2019)	$6,737,513

Counterparty Risk — During the year ended September 30, 2019, Enhanced Return was subject to counterparty risk. Certain of the derivatives entered into by the Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.

Liquidity Risk — During the year ended September 30, 2019, Enhanced Return was subject to liquidity risk. The Fund may be subject to liquidity risk primarily due to investments in derivatives. The Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Fund may be exposed to the risk of additional losses due to such delays.

Master Netting Agreement — During the year ended September 30, 2019, Enhanced Return was subject to a Master Netting agreement. In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement

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September 30, 2019

is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements — During the year ended September 30, 2019, Enhanced Return was subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged*	Net Amount**

Enhanced Return	$12,665,808	$—	$12,665,808	$—	$(12,665,808)	$—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral pledged may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

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September 30, 2019

Absolute Return	2.00%
Enhanced Return	2.00%
Neutral	2.00%
Large Value	0.75%
Total Return(1)	—%

(1)

For Total Return (the “Fund”), Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 1.00% of the Fund’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an investment advisory fee on such assets.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) and for Total Return, exclusive of management fees, if any, do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the year ended September 30, 2019.

	Institutional Class	Investor Class	Termination Date

Absolute Return	2.15%	N/A	January 31, 2021
Enhanced Return	2.15%	N/A	January 31, 2021
Neutral	2.15%	N/A	January 31, 2021
Large Value	0.75%	N/A	January 31, 2021
Total Return	0.00%	0.25%	January 31, 2021

For the year ended September 30, 2019, investment advisory fees accrued and waivers were as follows:
	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)

Absolute Return	$19,004,777	$(217,723)	$18,787,054
Enhanced Return	12,812,524	(27,300)	12,785,224
Neutral	4,994,907	—	4,994,907
Large Value	388,602	(156,711)	231,891
Total Return	—	(218,845)	(218,845)

For all Funds, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of September 30, 2019, the amount of potential reimbursement from the Funds to the Adviser are as follows:

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September 30, 2019

	Expiration	Expiration	Expiration

	09/30/2020	09/30/2021	09/30/2022
Absolute Return	$1,216,153	$753,891	$217,723
Enhanced Return	162,171	312,238	27,300
Neutral	326,104	513,515	—
Large Value	83,569	54,224	156,711
Total Return
Institutional Class	23,788	113,536	200,356
Investor Class	N/A	6,451	18,489

For the year ended September 30, 2019, the Adviser recaptured prior year fee waivers and expense reimbursements of $17,681 from Gotham Neutral Fund.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statement of Operations.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust has adopted a distribution plan for Investor Class shares of Total Return, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Total Return compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the Investor Class shares of Total Return’s average daily net assets.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the year ended September 30, 2019 was $165,345. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

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Notes to Financial Statements (Continued)

September 30, 2019

Investment in Affiliated Funds

The following table list each issuer owned by Total Return that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during the year ended September 30, 2019:

Total Return
Name of Issuer	Value at 9/30/18	Purchase Cost	Dividend Income	Sales Proceeds	Net Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value at 9/30/19	Shares Held at 9/30/19

Gotham Absolute 500 Fund	$5,640,348	$1,869,414	$17,051	$50,411	$(7,846)	$(563,653)	$6,887,852	594,806
Gotham Defensive Long 500 Fund	8,482,777	2,622,178	47,410	462,939	(43,531)	(214,686)	10,383,799	786,056
Gotham Enhanced 500 Fund	4,223,104	1,692,100	20,646	71,260	(14,138)	(596,387)	5,233,419	436,846
Gotham Index Plus Fund	5,631,370	1,484,496	23,211	50,621	(3,361)	(141,675)	6,920,209	455,877
Gotham Neutral Fund	4,214,097	1,151,927	-	273,024	(9,845)	54,765	5,137,920	496,417

3. Investment in Securities

For the year ended September 30, 2019, for all Funds, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales

Absolute Return	$2,666,014,855	$2,893,107,002
Enhanced Return	2,182,823,580	3,093,990,785
Neutral	1,005,932,244	1,197,231,884
Large Value	185,666,703	159,869,299
Total Return	8,820,116	908,255

For the year ended September 30, 2019, the Funds had no purchases and sales of U.S. Government securities.

4. Capital Share Transactions

For the years ended September 30, 2019 and September 30, 2018, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018

	Shares	Value	Shares	Value

Absolute Return:
Institutional Class Shares:
Sales	14,309,396	$206,479,369	27,196,132	$396,846,374
Reinvestments	—	—	—	—
Redemption Fees*	—	10,377	—	1,556
Redemptions	(29,136,005)	(422,165,731)	(18,687,278)	(273,363,100)

Net Increase (Decrease)	(14,826,609)	$(215,675,985)	8,508,854	$123,484,830

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Notes to Financial Statements (Continued)

September 30, 2019

	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018

	Shares	Value	Shares	Value
Enhanced Return:
Institutional Class Shares:
Sales	3,172,276	$43,580,814	4,620,556	$69,182,293
Reinvestments	4,190,556	56,279,168	543,508	7,875,365
Redemption Fees*	—	2,518	—	318
Redemptions	(25,966,835)	(358,947,060)	(16,385,396)	(244,450,470)

Net Decrease	(18,604,003)	$(259,084,560)	(11,221,332)	$(167,392,494)

Neutral:
Institutional Class Shares:
Sales	6,130,108	$62,670,787	17,690,749	$185,612,981
Reinvestments	—	—	—	—
Redemption Fees*	—	2,651	—	5,257
Redemptions	(23,391,750)	(239,187,829)	(48,335,028)	(502,889,791)

Net Decrease	(17,261,642)	$(176,514,391)	(30,644,279)	$(317,271,553)

Large Value:
Institutional Class Shares:
Sales	1,995,981	$25,210,691	2,165,510	$27,963,591
Reinvestments	41,282	487,128	29,136	339,149
Redemption Fees*	—	—	—	—
Redemptions	(5,921)	(76,091)	(23)	(272)

Net Increase	2,031,342	$25,621,728	2,194,623	$28,302,468

Total Return:
Institutional Class Shares:
Sales	460,369	$5,955,390	358,546	$4,505,412
Reinvestments	30,505	384,983	5,446	68,176
Redemption Fees*	—	1,854	—	—
Redemptions	(27,333)	(346,828)	(3,460)	(43,660)

Net Increase	463,541	$5,995,399	360,532	$4,529,928

Investor Class Shares:(1)
Sales	140,929	$1,795,879	169,733	$2,145,361
Reinvestments	2,272	28,675	—	—
Redemption Fees*	—	176	—	—
Redemptions	(95,595)	(1,216,475)	(11,726)	(149,485)

Net Increase	47,606	$608,255	158,007	$1,995,876

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

(1)	Investor Class Shares of Total Return incepted on December 29, 2017. The Fund commenced operations on January 2, 2018.

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Notes to Financial Statements (Continued)

September 30, 2019

Significant Shareholders

As of September 30, 2019, the Fund below had shareholders that held 10% or more of the outstanding shares of the Fund. Transactions by these shareholders may have a material impact on the Fund.

Large Value
Non-affiliated Shareholders	83%
Total Return
Affiliated Shareholders	24%
Non-affiliated Shareholders	42%

5. Securities Lending

All Funds, except for Large Value, may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Absolute Return, Enhanced Return and Neutral pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the year ended September 30, 2019, the Funds listed below each had securities lending programs. Effective August 12, 2019, August 19, 2019 and August 11, 2019 for Absolute Return, Enhanced Return and Neutral, respectively, the securities lending program was terminated. The income generated from the programs during the year ended September 30, 2019 with respect to such loans was as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending

Absolute Return	$—	$—	$—	$51,799
Enhanced Return	—	—	—	34,649
Neutral	—	—	—	28,186
6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences

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Notes to Financial Statements (Continued)

September 30, 2019

do not require reclassifications. Net assets were not affected by these adjustments. The following permanent differences as of September 30, 2019, were primarily attributed to capitalized dividends on short sales, net operating loss write-off, redesignation of dividends paid, equalization utilized and section 988 reclasses were reclassified among the following accounts:

	Increase/(Decrease) Total Distributable Earnings	Increase/(Decease) Additional Paid-In Capital

Absolute Return	$3,744,841	$(3,744,841)
Enhanced Return	(2,078,954)	2,078,954
Neutral	1,537,461	(1,537,461)

The tax character of distributions paid by the Funds during the year ended September 30, 2019 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital

Enhanced Return	$—	$64,015,741	$—
Large Value	145,644	341,484	—
Total Return	105,899	307,759	—

The tax character of distributions paid by the Funds during the year ended September 30, 2018 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital

Enhanced Return	$—	$8,942,488	$—
Large Value	77,525	261,624	—
Total Return	59,042	9,135	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences

Absolute Return	$(21,063,688)	$—	$—	$73,161,965	$(56,348,319)	$—
Enhanced Return	—	—	124,087,950	84,823,415	—	—
Neutral	(60,790,838)	—	—	13,441,059	(7,063,120)	—
Large Value	—	812,165	214,281	1,957,781	—	—
Total Return	—	17,475	1,783,702	3,233,257	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2019, were primarily attributed to wash sales on unsettled short sales, deferral of loss on unsettled trades, realized gain/loss on unsettled swaps, straddle losses outstanding, wash sales, amortization of organizational costs, qualified late year losses deferred, capital loss carryforwards not yet utilized and deferred interest expense. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of September 30, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

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Notes to Financial Statements (Concluded)

September 30, 2019

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Absolute Return	$995,206,722	$203,666,311	$(130,504,346)	$73,161,965
Enhanced Return	420,348,440	116,815,915	(31,992,500)	84,823,415
Neutral	222,236,034	56,989,090	(43,548,031)	13,441,059
Large Value	56,682,344	5,331,791	(3,374,010)	1,957,781
Total Return	31,329,942	3,311,202	(77,945)	3,233,257

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2019. For the year ended September 30, 2019, the Funds deferred to October 1, 2019 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral

Absolute Return	$—	$56,348,319	$—
Neutral	—	21,102,234	(14,039,114)

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2019, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses Carryforwards

Absolute Return	$21,063,688
Neutral	60,790,838

For the year ended September 30, 2019, the following Funds utilized capital losses as follows:

Capital Losses Utilized

Neutral	$2,587,238

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no material subsequent events requiring recognition or disclosure in the financial statements.

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GOTHAM FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and Shareholders of Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Large Value Fund, and Gotham Total Return Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Large Value Fund, and Gotham Total Return Fund (five of the funds constituting FundVantage Trust, referred to hereafter collectively as the “Funds”) as of September 30, 2019, the related statements of operations for the year ended September 30, 2019, the statements of changes in net assets for each of the two years in the period ended September 30, 2019, and for the Gotham Enhanced Return Fund, the statement of cash flows for the year ended September 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations, for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2019, for the Gotham Enhanced Return Fund, the results of its cash flows for the year then ended, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers

LLP Philadelphia, PA

November 27, 2019

We have served as the auditor of one or more investment companies in Gotham Asset Management LLC since 2011.

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Shareholder Tax Information

(Unaudited)

Certain tax information regarding each Fund is required to be provided to shareholders based upon each Fund’s income and distributions for the taxable year ended September 30, 2019. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. During the fiscal year ended September 30, 2019, the following dividends and distributions were paid by each of the Funds:

	Ordinary	Long-Term
	Income	Capital Gain

Enhanced Return	$—	$74,716,452
Large Value	145,644	341,484
Total Return	105,899	307,759

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes. Enhanced Return had $10,700,711 attributable to equalization utilized.

Where appropriate, all designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended September 30, 2019 were designated as “qualified dividend income”, as defined in the Act, and are subject to reduced tax rates:

Large Value	50.17%
Total Return	88.10%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for each Fund is as follows:

Large Value	50.40%
Total Return	88.10%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

Large Value	0.23%
Total Return	2.10%

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

Total Return	100.00%

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2019. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns will be made in conjunction with Form 1099-DIV and will be mailed in January 2020.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by a Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

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Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT, which has replaced Form N-Q. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement

At a meeting held on June 24-25, 2019 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation for an additional one-year period of the advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Large Value Fund and Gotham Total Return Fund, (together, the “Gotham Funds”).

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Gotham Funds, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Gotham Funds, (iv) investment performance, (v) the capitalization and financial condition of Gotham, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Gotham Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Gotham’s ability to service the Gotham Funds, (x) compliance with the Gotham Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with the Adviser as provided at the Board meetings throughout the year covering matters such as the relative performance of the Gotham Funds; compliance with the investment objectives, policies, strategies and limitations for the Gotham Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Performance. The Trustees considered the investment performance for the Gotham Funds and Gotham. The Trustees reviewed historical performance charts which showed the performance of the Gotham Funds as compared to their respective benchmark indices and Lipper categories for the since inception, year-to-date, one year, two year, three year and five year periods ended March 31, 2019 as applicable. The Trustees considered the short term and long term performance of the Gotham Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

Gotham Absolute Return Fund. The Trustees noted that the Gotham Absolute Return Fund underperformed the HFRX Equity Hedge Index for the year-to-date period ended March 31, 2019 and outperformed the HFRX Equity Hedge Index for the one year, two year, three year, five year and since inception periods ended March 31, 2019. The Trustees further noted that the Gotham Absolute Return Fund outperformed the Lipper Absolute Return Funds Index for the year-to-date, one year, two year, three year, five year and since inception periods ended March 31, 2019. The Trustees concluded that the performance of the Gotham Absolute Return Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Enhanced Return Fund. The Trustees noted that the Gotham Enhanced Return Fund outperformed the Lipper Alternative Long/Short Equity Funds Index for the year-to-date, one year, two year, three year, five year and since inception periods ended March

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Other Information (Continued)

(Unaudited)

31, 2019. The Trustees further noted that the Gotham Enhanced Return Fund underperformed the S&P 500 Total Return Index for the year-to-date, one year, two year, three year, five year and since inception periods ended March 31, 2019. The Trustees concluded that the performance of the Gotham Enhanced Return Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Neutral Fund. The Trustees noted that the Gotham Neutral Fund outperformed the ICE BofAML US 3-Month Treasury Bill Index for the since inception period ended March 31, 2019 and underperformed the ICE BofAML US 3-Month Treasury Bill Index for the year-to-date, one year, two year, three year, and five year periods ended March 31, 2019. They further noted that the Gotham Neutral Fund outperformed the Lipper Alternative Equity Market Neutral Funds Index for the since inception period ended March 31, 2019, underperformed the Lipper Alternative Equity Market Neutral Funds Index for the one year, two year, three year and five year periods ended March 31, 2019 and was in line with the performance of the Lipper Alternative Equity Market Neutral Funds Index for the year-to-date period ended March 31, 2019. The Trustees concluded that the performance of the Gotham Neutral Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Large Value Fund. The Trustees noted that the Gotham Large Value Fund outperformed the Lipper Multi-Cap Core Funds Index for the one year, two year, three year and since inception periods ended March 31, 2019, and underperformed the Lipper Multi-Cap Core Funds Index for the year-to-date period ended March 31, 2019. They further noted that the Gotham Large Value Fund outperformed the S&P 500 Total Return Index for the since inception period ended March 31, 2019, and underperformed the S&P 500 Total Return Index for the year-to-date, one year, two year and three year periods ended March 31, 2019. The Trustees concluded that the performance of the Gotham Large Value Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Total Return Fund. The Trustees noted that the Gotham Total Return Fund Institutional Class shares outperformed the Lipper Alternative Long/Short Equity Funds Index for the one year, two year, three year and since inception periods ended March 31, 2019 and underperformed the Lipper Alternative Long/Short Equity Funds Index for the year-to-date period ended March 31, 2019. They further noted that the Gotham Total Return Fund Institutional Class shares outperformed the HFRX Equity Hedge Index for the one year, two year, three year and since inception periods ended March 31, 2019 and underperformed the HFRX Equity Hedge Index for the year-to-date period ended March 31, 2019. The Trustees concluded that the performance of the Gotham Total Return Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Fees. The Trustees noted that the representatives of Gotham had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Funds and any other ancillary benefit resulting from the Gotham’s relationship with the Funds.

The Trustees also reviewed information regarding the fees Gotham charges to other clients and evaluated explanations provided by Gotham as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by Gotham are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Gotham.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Gotham Absolute Return Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Absolute Return Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe. The Trustees also discussed the limitations of the comparative expense information of the Gotham Absolute Return Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Enhanced Return Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Enhanced Return Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense

122

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

ratio of the median of funds with a similar share class in the Fund’s relevant expense universe. The Trustees also discussed the limitations of the comparative expense information of the Gotham Enhanced Return Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Neutral Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Neutral Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $500 million or less in assets. The Trustees also discussed the limitations of the comparative expense information of the Gotham Neutral Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Large Value Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Large Value Fund’s Institutional Class shares were higher and lower than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets, respectively. The Trustees also discussed the limitations of the comparative expense information of the Gotham Large Value Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Total Return Fund. With respect to advisory fees and expenses, the net total expense ratio was lower for the Gotham Total Return Fund’s Institutional Class shares than the net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets. The Trustees discussed that the Gotham Total Return Fund is a “fund of funds,” and that there is no advisory fee in respect of assets invested in other funds advised by Gotham. The Trustees noted that the Gotham Total Return Fund does not collect an advisory fee because it invests only in other series of the Trust advised by Gotham. The Trustees also discussed the limitations of the comparative expense information of the Gotham total Return Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper Fund category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Nature and Quality of Services Provided by Adviser. The Trustees then considered the level and depth of knowledge of Gotham, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Gotham, the Board took into account its familiarity with Gotham’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports regarding Gotham’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Gotham Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to each Gotham Fund by Gotham and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Gotham Agreement, that the quality of the services appeared to be consistent with industry norms and that the Gotham Funds are likely to benefit from the continued receipt of those services. They also concluded that Gotham has sufficient personnel, with the appropriate education and experience, to serve the Gotham Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

Cost and Profitability. The Trustees then considered the costs of the services provided by Gotham, the compensation and benefits received by Gotham in providing services to the Gotham Funds, as well as Gotham’s profitability. The Trustees considered any direct or indirect revenues which would be received by Gotham. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Gotham Funds. Based on the information provided, the Trustees concluded that Gotham’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected continued growth of the Gotham Funds.

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Gotham Funds grow and whether fee rate levels reflect these economies

123

GOTHAM FUNDS

Other Information (Concluded)

(Unaudited)

of scale for the benefit of Fund shareholders. The Board noted Gotham’s representation that none of the Funds have reached an asset size at which economies of scale would traditionally be considered to exist, and the Manager’s belief that breakpoints are not appropriate at this time, but that shareholders do benefit from the Funds’ contractual Expense Limitation Agreement. The Board further considered Gotham’s representation that the nature of the funds’ long-short investment strategies were such that future capacity in certain funds was constrained based on Gotham’s ability to implement the strategy above certain asset levels, and as such the Fund’s ability to achieve future economies of scale were limited relative to more traditional asset classes. Based on the foregoing information, the Board concluded that economies of scale did not yet exist for the Funds and that therefore it was not yet necessary to consider whether the fee structure of the funds provided an adequate mechanism for sharing the benefit of any such economies.

The Trustees determined to approve the Gotham Agreement for an additional one year period. In voting to approve the continuation of the Gotham Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Gotham. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Gotham Agreement would be in the best interests of the Gotham Funds and their shareholders. The Board, including a majority of the Independent Trustees, unanimously approved the Agreement for an additional one year period.

124

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at (877) 974-6852.

125

GOTHAM FUNDS

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Board” or the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (877) 974-6852.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee	Shall serve until death, resignation or removal. Trustee since 2007. Chairman from 2007 until September 30, 2019.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	44

Optimum Fund Trust (registered investment company with 6 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	44	Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

126

GOTHAM FUNDS

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee since 2016. Chairman since October 1, 2019.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	44

Brinker Capital Destinations Trust (registered investment company with 10 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	44

Copeland Trust (registered investment company with 3 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

127

GOTHAM FUNDS

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	44

Lincoln Variable Insurance Products Trust (registered investment company with 97 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax - U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

GABRIELLA MERCINCAVAGE Date of Birth: 6/68	Assistant Treasurer	Shall serve until death, resignation or removal. Officer since 2019.	Fund Administration Consultant since January 2019; Fund Accounting and Tax Compliance Accountant to financial services companies from November 2003 to July 2018.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.

President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps, LLC since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

128

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTI-0919

GOTHAM FUNDS

of

FundVantage Trust

Gotham Index Plus Fund

Gotham Index Plus All-Cap Fund

Gotham Enhanced Index Plus Fund

Gotham Enhanced 500 Plus Fund

(formerly, Gotham Enhanced 500 Core Fund)

Gotham Enhanced S&P 500 Index Fund

Gotham Master Index Plus Fund

ANNUAL REPORT

September 30, 2019

Important Information on Paperless Delivery

Beginning on January 1, 2021, paper copies of the Gotham Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Gotham Funds or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Gotham Funds’ website (www.GothamFunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Gotham Funds, call the Gotham Funds toll-free at 1 (877) 974-6852 or write to the Gotham Funds at Gotham Funds, FundVantage Trust, c/o BNY Mellon Investment Servicing, P.O. Box 9829, Providence, RI 02940-8029. Your election to receive shareholder reports in paper will apply to all Gotham Funds that you hold through the financial intermediary, or directly with the Gotham Funds.

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

ANNUAL REPORT

AS OF SEPTEMBER 30, 2019

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each, a “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest direct in an index.

Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham Enhanced S&P 500 Index Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund except Gotham Enhanced S&P 500 Index Fund will also use of leverage to make additional investments which could result in greater losses than if a Fund were not leveraged. The Gotham Index Plus Fund utilizes one or more swap agreements in its investment program. The use of derivatives such as swaps exposes a Fund to additional risks including increased volatility, lack of liquidity and possible losses greater than the Fund’s initial investment. Gotham Master Index Plus Fund will primarily engage in short sales, leverage and swaps through its investments in underlying funds. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling (877) 974-6852.

1

Annual Investment Adviser’s Report

September 30, 2019

(Unaudited)

Gotham Index Plus Fund (GINDX)

Gotham Index Plus All-Cap Fund (GANDX)

Gotham Enhanced Index Plus Fund (GENDX)

Gotham Enhanced 500 Plus Fund (GEFPX)

Gotham Enhanced S&P 500 Index Fund (GSPFX)

Gotham Master Index Plus Fund (GMIDX)

Dear Shareholder,

Gotham manages value-oriented mutual funds with varying market cap universes and gross and net exposures. The funds share the same investment philosophy, process and research. Gotham offers actively managed strategies (long/short and long-only) as well as strategies that combine an index component and an actively managed long/short overlay. Gotham’s all-cap funds select long and short stock portfolios from a diverse capitalization universe of U.S. stocks. Our large-cap funds select stocks primarily from the S&P 500.

Our investment process begins with a research effort that seeks to value all of the companies in a fund’s respective investment universe. Our philosophy is simple. Although stock prices react to emotion over the short term, over the long term the market is very good at finding the fair value of stocks. Therefore, we believe that if we are good at valuing businesses (a share of stock represents a percentage ownership stake in a business), the market will agree with us...eventually.

For an individual stock, we believe the waiting period for the market to get it “right” is no more than 2 or 3 years in the vast majority of cases. For a group of stocks, we believe the average waiting period can often be much shorter. In other words, for us, there is a “true north” when it comes to the stock market. If we do a good job of analyzing and valuing companies, we believe the market will agree with us — even if it takes some time. This is crucial. No investment strategy, regardless of how good or logical, works all the time.

The important thing for us is to stick to our strategy even if it is not working over shorter time periods. We have over 60 years of combined investment experience valuing and investing in publicly traded businesses. We know how to value businesses by using various measures of absolute and relative value. So, that’s how we invest. We buy companies that are at the biggest discount to our assessment of value and sell short (where applicable) those companies that are most expensive relative to our assessment of value. We do not plan to change this strategy or adopt other methodologies when short term stock prices do not reflect the values that we see.

Together with our investment team (led by Director of Research, Adam Barth), we follow a systematic process of researching and valuing companies, investing in our long and short portfolios and adjusting positions daily to take advantage of changing stock prices and fundamental information. The funds are highly diversified and invest in hundreds of positions. Our positions are not equally weighted. The funds generally invest in the cheapest companies and short (where applicable) the most expensive based on our assessment of value and subject to our risk constraints.

We manage our risks by, among other things, requiring substantial portfolio diversification, setting maximum limits for sector concentration and by maintaining overall gross and net exposures within carefully defined ranges.

Market Observations and Performance Commentary

The overall market remains expensive, especially with regard to small caps, based on our assessment of value. The most obvious comparison to the current market is the internet bubble although the current market environment is not as extreme. The mega-capitalization tech names that dominate the S&P 500 now trade at much more reasonable multiples than their counterparts of 1999. That said, the internet bubble is the only period where the market has been significantly more expensive, based on our metrics, and the value/growth discrepancy this wide.

If we simply used standard valuation metrics for our long book and standard growth metrics for our short book, the last six years would have been considerably different. For example, if you had bought a dollar of the Russell Pure Value Index and shorted a dollar of the Russell Pure Growth Index over the last six years, you would have lost all your money. We define value differently than Russell

2

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

or Morningstar who emphasize metrics such as low price/book and low price to sales. Similar to a private equity firm, we examine a company’s cash flow generation and then determine its all-in cost as if we were buying the entire business. That is why we have not been punished in this market as much as many traditional “value” investors.

While we do not need the value benchmarks to do well for us to generate positive returns or positive spreads, we do recognize that it has been more difficult to generate strong long/short returns in market environments where there is even more emphasis on potential future growth and less concern with strong run-rate cash flows available at attractive prices.

Having said that, our short books (where applicable) have suffered headwinds that have mostly affected medium and small cap stocks. Our shorts generally sell at 50 to 100 times pre-tax free cash flow based on our metrics and many of them are “hope” stocks. We are pleased with how we have managed our risks during the extreme growth environment and our opportunity set on the short side remains quite robust. On the long side, we believe that there is an opportunity to nicely exceed the positive returns we expect for large cap indexes.

In a shift from the first half of 2019, we saw positive long/short spreads across most of our funds in the third quarter. Given valuation levels and the disparity between stock returns and fundamentals, we are very optimistic about the opportunity set for our long/short spreads over the coming period.

We remain disciplined in our approach to managing portfolio risks. Although we cannot predict when there will be a renewed appreciation for fundamentals, the historical precedent is that the transition is often abrupt and significant.

Important Information

This letter is intended to assist shareholders in understanding how the Gotham Funds described herein performed during the period ended September 30, 2019, and reflects the views of the investment adviser at the time of this writing. Market and index valuations are based on Gotham’s valuation methodology. The views may change and do not guarantee the future performance of the Gotham Funds or the markets.

This letter contains forward-looking statements regarding future events, forecasts and expectations regarding equity markets and certain of Gotham’s strategies. Forward-looking statements may be identified terminology such terms as “may,” “expect,” “will,” “hope,” “believe” and/or comparable terminology. No assurance, representation, or warranty is made that any of Gotham’s expectations, views and/or objectives will be achieved and actual results may be significantly different than reflected herein.

The indices referenced herein are for comparison purposes only. The performance and volatility of the funds will be different than those of the indices. It is not possible to invest in the indices directly.

3

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Performance by Fund

Gotham Index Plus (GINDX)

●	The Fund’s Institutional Class returned -1.57% (net) for the trailing twelve-month period and the S&P 500 Total Return Index returned +4.25% over the same time period.

●	The spread for the period was -4.29%[1].

●	The long portfolio contributed +7.18% for the trailing twelve-month period. The short portfolio detracted -7.27% for the period.

●	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	1.80%	37.25%
	Industrials	1.69%	25.91%

Short	Energy	2.34%	-6.75%
	Financials	0.43%	-6.48%

	Largest Detractors
Long	Energy	-1.49%	12.09%
	Health Care	-1.15%	29.04%

Short	Information Technology	-2.49%	-12.52%
	Utilities	-2.40%	-9.32%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	AT&T Inc.	0.80%	1.98%
	Procter & Gamble Co (The)	0.74%	1.74%

Short	Schlumberger Ltd	0.61%	-1.13%
	NVIDIA Corp	0.57%	-1.56%

	Largest Detractors
Long	Kraft Heinz Co (The)	-0.68%	1.04%
	Conocophillips	-0.56%	2.07%

Short	QUALCOMM Inc.	-0.70%	-1.00%
	American Tower Corp	-0.65%	-1.45%

4

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Index Plus All-Cap (GANDX)

●	The Fund returned +4.52% (net) for the year-to-date period and the S&P 500 Total Return Index returned +4.25% over the same time period.

●	The spread for the period was +11.22%[1].

●	The long portfolio detracted -2.66% for the trailing twelve-month period. The short portfolio contributed +8.95% for the period.

●	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	2.26%	35.67%
	Consumer Staples	1.27%	11.36%

Short	Health Care	2.88%	-8.73%
	Energy	2.69%	-5.06%

	Largest Detractors
Long	Energy	-4.17%	9.39%
	Health Care	-1.26%	22.76%

Short	Information Technology	-1.35%	-14.82%
	Consumer Staples	-0.08%	-3.24%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Microsoft Corp	0.80%	3.65%
	Procter & Gamble Co (The)	0.43%	1.02%

Short	PG&E Corp	0.45%	-0.51%
	Diamond Offshore Drilling Inc.	0.35%	-0.31%

	Largest Detractors
Long	Weatherford International plc	-0.75%	0.24%
	Amazon.com Inc	-0.48%	3.43%

Short	APPIAN CORPORATION	-0.31%	-0.26%
	Sanderson Farms Inc	-0.20%	-0.49%

5

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Enhanced Index Plus (GENDX)

●	The Fund returned +4.39% (net) for the trailing twelve-month period and the S&P 500 Total Return Index returned +4.25% over the same time period.

●	The spread for the period was +14.10%[1].

●	The long portfolio contributed +0.25% for the trailing twelve-month period. The short portfolio contributed +5.57% for the period.

●	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Industrials	1.34%	20.56%
	Information Technology	1.12%	28.35%

Short	Health Care	1.74%	-5.14%
	Energy	1.52%	-3.08%

	Largest Detractors
Long	Energy	-2.76%	8.73%
	Materials	-0.78%	5.58%

Short	Information Technology	-0.72%	-8.38%
	Consumer Staples	-0.01%	-1.72%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	AT&T Inc	0.59%	1.18%
	Walmart Inc	0.58%	2.66%

Short	Diplomat Pharmacy Inc	0.24%	-0.17%
	PG&E Corp	0.23%	-0.27%

	Largest Detractors
Long	Altria Group Inc	-0.48%	1.48%
	Amazon.com Inc	-0.46%	3.18%

Short	APPIAN CORPORATION	-0.15%	-0.15%
	Sanderson Farms Inc	-0.11%	-0.28%

6

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Enhanced 500 Plus Fund (GEFPX)

●	The Fund returned +2.78% (net) for the trailing twelve-month period and the S&P 500 Total Return Index returned +4.25% over the same time period.

●	The spread for the period was -1.89%[1].

●	The long portfolio contributed +6.97% for the trailing twelve-month period. The short portfolio detracted -2.83% for the period.

●	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Industrials	2.06%	18.87%
	Consumer Discretionary	1.77%	11.60%

Short	Energy	1.08%	-2.88%
	Communication Services	0.33%	-1.75%

	Largest Detractors
Long	Energy	-1.45%	9.40%
	Materials	-0.20%	4.59%

Short	Information Technology	-1.18%	-5.95%
	Utilities	-1.13%	-4.28%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Apple Inc	1.12%	5.80%
	AT&T Inc	0.80%	1.84%

Short	Schlumberger Ltd	0.23%	-0.46%
	NVIDIA Corp	0.22%	-0.69%

	Largest Detractors
Long	Altria Corp Inc	-0.59%	2.05%
	Kraft Heinz Co (The)	-0.55%	0.80%

Short	QUALCOMM Inc.	-0.29%	-0.37%
	American Tower Corp	-0.27%	-0.63%

7

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Enhanced S&P 500 Index (GSPFX)

●	The Fund returned +3.46% (net) for the trailing twelve-month period and the S&P 500 Total Return Index returned +4.25% over the same time period.

●	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Industrials	1.35%	11.36%
	Communication Services	0.99%	10.59%

	Largest Detractors
Long	Energy	-0.90%	6.09%
	Materials	-0.11%	2.78%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	AT&T Inc	0.60%	1.18%
	Walmart Inc	0.58%	2.65%

	Largest Detractors
Long	Altria Group Inc	-0.49%	1.52%
	Amazon.com Inc	-0.46%	3.18%

8

Annual Investment Adviser’s Report (Concluded)

September 30, 2019

(Unaudited)

Gotham Master Index Plus (GMIDX)

●	The fund returned +2.83% (net) for the trailing twelve-month period and the S&P 500 Total Return Index returned +4.25% over the same time period.

●	The spread for the period was +0.29%[1].

●	The long portfolio contributed +5.70% for the trailing twelve-month period. The short portfolio detracted -1.75% for the period.

●	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Industrials	0.97%	20.42%
	Information Technology	0.93%	30.04%

Short	Financials	0.16%	-1.58%

	Largest Detractors[2]
Short	Health Care	-0.38%	-7.27%
	Consumer Discretionary	-0.35%	-7.06%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Merck & Co Inc.	0.17%	1.73%
	Apple Inc	0.16%	5.13%

Short	Schlumberger Ltd	0.03%	-0.28%
	Citigroup Inc	0.02%	-0.23%

	Largest Detractors
Long	Boeing Co	-0.12%	0.62%
	Anthem Inc	-0.10%	0.39%

Short	Abbott Laboratories	-0.02%	-0.34%
	Nike Inc	-0.02%	-0.25%

[1]	The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).

[2]	There was no long sector that was a detractor during the period.

9

GOTHAM FUNDS

Gotham Index Plus Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Index Plus Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	3 Year	Since Inception
Institutional Class Shares	-1.57%	13.82%	10.84%*
Investor Class Shares	-1.82%	N/A	3.63%*
S&P 500® Total Return Index	4.25%	13.39%	10.68%**

*	Institutional Class shares and Investor Class shares of the Gotham Index Plus Fund (the “Fund”) incepted on March 31, 2015 and December 29, 2017, respectively.
**	Benchmark performance is from inception date of the Fund’s Institutional Class shares only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019 (as supplemented on September 17, 2019), the “Total Annual Fund Operating Expenses” are 1.15% and 1.40%, for the Institutional Class shares and Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% with respect to Institutional Class shares (on an annual basis) and 1.40% with respect to Investor Class shares (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

10

GOTHAM FUNDS

Gotham Index Plus All-Cap Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Index Plus All-Cap Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	Since Inception
Institutional Class Shares	4.52%	5.73%*
S&P 500® Total Return Index	4.25%	8.46%**

*	The Gotham Index Plus All-Cap Fund (the “Fund”) incepted on December 29, 2017.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 7.32% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.49% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

11

GOTHAM FUNDS

Gotham Enhanced Index Plus Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Enhanced Index Plus Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	3 Year	Since Inception
Institutional Class Shares	4.39%	14.76%	14.76%*
S&P 500® Total Return Index	4.25%	13.39%	13.39%**

*	The Gotham Enhanced Index Plus Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 6.18% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.96% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

12

GOTHAM FUNDS

Gotham Enhanced 500 Plus Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Enhanced 500 Plus Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	3 Year	Since Inception
Institutional Class Shares	2.78%	13.47%	13.47%*
S&P 500® Total Return Index	4.25%	13.39%	13.39%**

*	The Gotham Enhanced 500 Plus Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 4.24% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.10% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

13

GOTHAM FUNDS

Gotham Enhanced S&P 500 Index Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $10,000 Investment in Gotham Enhanced S&P 500 Index Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	Since Inception
Institutional Class Shares	3.46%	14.94	%*
S&P 500® Total Return Index	4.25%	13.14	%**

*	The Gotham Enhanced S&P 500 Index Fund (the “Fund”) commenced operations on December 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019 (as supplemented on July 15, 2019), the “Total Annual Fund Operating Expenses” are 2.55% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.50% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”), dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

14

GOTHAM FUNDS

Gotham Master Index Plus Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Master Index Plus Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	Since Inception
Institutional Class Shares	2.83%	11.58	%*
S&P 500® Total Return Index	4.25%	11.84	%**

*	The Gotham Master Index Plus Fund (the “Fund”) commenced operations on April 28, 2017.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 10.02% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.06% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any), and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of fees and expenses of the underlying funds in addition to the Fund’s own expenses. The Fund also is subject to the risks of the underlying funds, which may include any or all the risks described in Important Information.

15

GOTHAM FUNDS

Fund Expense Disclosure

September 30, 2019

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from April 1, 2019, and held for the entire period through September 30, 2019.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Index Plus Fund
Institutional Class
Actual	$1,000.00	$1,043.30	2.60%	$13.30
Hypothetical (5% return before expenses)	1,000.00	1,012.05	2.60%	13.10
Investor Class
Actual	$1,000.00	$1,041.30	4.78%	$24.48
Hypothetical (5% return before expenses)	1,000.00	1,001.08	4.78%	24.00

Gotham Index Plus All-Cap Fund
Institutional Class
Actual	$1,000.00	$1,061.90	2.35%	$12.17
Hypothetical (5% return before expenses)	1,000.00	1,013.26	2.35%	11.88

Gotham Enhanced Index Plus Fund
Institutional Class
Actual	$1,000.00	$1,060.50	1.85%	$9.55
Hypothetical (5% return before expenses)	1,000.00	1,015.80	1.85%	9.34

16

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

September 30, 2019

(Unaudited)

	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Enhanced 500 Plus Fund
Institutional Class
Actual	$1,000.00	$1,046.80	2.22%	$11.40
Hypothetical (5% return before expenses)	1,000.00	1,013.93	2.22%	11.21

Gotham Enhanced S&P 500 Index Fund
Institutional Class
Actual	$1,000.00	$1,055.80	0.50%	$2.58
Hypothetical (5% return before expenses)	1,000.00	1,022.55	0.50%	2.54

Gotham Master Index Plus Fund
Institutional Class
Actual	$1,000.00	$1,058.10	0.00%	$—
Hypothetical (5% return before expenses)	1,000.00	1,025.07	0.00%	—

*

Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings, except for the Gotham S&P 500 Index Fund which does not short securities or use leverage.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended September 30, 2019, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

17

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Plus Fund

	% of Net Assets	Value
COMMON STOCKS:
Software & Services	15.2%	$101,008,546
Retailing	11.0	72,847,360
Capital Goods	10.4	69,097,817
Food, Beverage & Tobacco	6.6	43,807,688
Pharmaceuticals, Biotechnology & Life Sciences	5.5	36,749,700
Diversified Financials	5.5	36,446,783
Health Care Equipment & Services	5.3	35,427,950
Media & Entertainment	4.6	30,636,150
Insurance	4.0	26,624,876
Technology Hardware & Equipment	4.0	26,265,964
Telecommunication Services	3.8	25,446,676
Banks	3.5	23,460,797
Semiconductors & Semiconductor Equipment	2.8	18,381,935
Energy	2.5	16,641,462
Materials	2.0	13,527,047
Real Estate	1.8	12,269,232
Consumer Services	1.7	11,364,721
Household & Personal Products	1.4	9,286,298
Food & Staples Retailing	1.3	8,732,641
Consumer Durables & Apparel	0.9	5,988,476
Utilities	0.8	5,377,030
Transportation	0.8	4,965,538
Commercial & Professional Services	0.6	4,233,148
Automobiles & Components	0.2	996,727

Total Common Stocks	96.2	639,584,562

Other Assets in Excess of Liabilities	3.8	25,294,619

NET ASSETS	100.0%	$664,879,181

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

18

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Plus All-Cap Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	18.7%	$474,895
Capital Goods	15.7	397,340
Pharmaceuticals, Biotechnology & Life Sciences	13.6	345,313
Retailing	10.8	274,632
Health Care Equipment & Services	10.7	270,459
Media & Entertainment	9.7	247,388
Technology Hardware & Equipment	9.2	233,182
Materials	8.5	214,769
Semiconductors & Semiconductor Equipment	8.4	213,025
Energy	8.4	212,749
Consumer Services	6.6	167,717
Diversified Financials	5.4	137,065
Banks	5.3	134,556
Food, Beverage & Tobacco	5.1	130,713
Commercial & Professional Services	4.6	115,523
Utilities	4.4	111,734
Consumer Durables & Apparel	4.1	104,063
Transportation	3.9	99,499
Food & Staples Retailing	3.2	80,226
Real Estate	3.0	76,371
Household & Personal Products	2.9	73,298
Telecommunication Services	2.4	60,729
Insurance	2.3	58,655
Automobiles & Components	1.6	39,549

Total Long Positions	168.5	4,273,450

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.4)%	$(9,651)
Telecommunication Services	(0.7)	(16,369)
Household & Personal Products	(0.8)	(19,333)
Food, Beverage & Tobacco	(0.9)	(23,277)
Consumer Services	(1.4)	(36,123)
Transportation	(1.4)	(36,346)
Commercial & Professional Services	(1.9)	(47,142)
Media & Entertainment	(2.1)	(53,552)
Utilities	(2.8)	(69,957)
Semiconductors & Semiconductor Equipment	(3.0)	(76,252)
Technology Hardware & Equipment	(3.1)	(77,978)
Automobiles & Components	(3.8)	(97,298)
Retailing	(3.9)	(99,377)
Health Care Equipment & Services	(4.0)	(100,346)
Consumer Durables & Apparel	(4.2)	(106,200)
Materials	(6.3)	(160,228)
Pharmaceuticals, Biotechnology & Life Sciences	(7.1)	(179,704)
Capital Goods	(7.3)	(185,860)
Software & Services	(7.4)	(188,248)
Energy	(7.4)	(188,703)

Total Short Positions	(69.9)	(1,771,944)

Other Assets in Excess of Liabilities	1.4	35,165

NET ASSETS	100.0%	$2,536,671

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

19

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Index Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	14.3%	$497,171
Software & Services	14.2	491,613
Capital Goods	12.9	448,937
Retailing	12.9	447,485
Technology Hardware & Equipment	12.4	431,649
Media & Entertainment	8.6	297,054
Food, Beverage & Tobacco	6.8	236,323
Health Care Equipment & Services	6.8	235,214
Energy	6.3	216,854
Materials	5.9	204,689
Telecommunication Services	5.6	194,251
Food & Staples Retailing	4.7	162,485
Semiconductors & Semiconductor Equipment	4.7	162,090
Diversified Financials	4.5	155,658
Consumer Services	3.9	135,286
Transportation	3.3	115,764
Commercial & Professional Services	2.2	75,741
Utilities	1.9	66,796
Consumer Durables & Apparel	1.8	61,295
Insurance	1.7	57,505
Household & Personal Products	1.5	53,050
Automobiles & Components	1.4	48,129
Banks	0.8	26,032
Real Estate	0.6	21,904

Total Long Positions	139.7	4,842,975

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.2)%	$(7,633)
Telecommunication Services	(0.4)	(13,837)
Household & Personal Products	(0.4)	(14,278)
Food, Beverage & Tobacco	(0.5)	(16,538)
Consumer Services	(0.6)	(20,106)
Transportation	(0.6)	(20,738)
Commercial & Professional Services	(1.2)	(42,620)
Media & Entertainment	(1.4)	(48,987)
Utilities	(1.6)	(55,717)
Semiconductors & Semiconductor Equipment	(1.8)	(61,215)
Automobiles & Components	(2.0)	(67,404)
Technology Hardware & Equipment	(2.0)	(70,595)
Health Care Equipment & Services	(2.1)	(73,540)
Retailing	(2.2)	(77,336)
Consumer Durables & Apparel	(2.3)	(79,515)
Materials	(3.6)	(123,813)
Software & Services	(3.9)	(135,722)
Capital Goods	(4.4)	(151,328)
Energy	(4.4)	(153,401)
Pharmaceuticals, Biotechnology & Life Sciences	(4.6)	(160,342)

Total Short Positions	(40.2)	(1,394,665)

Other Assets in Excess of Liabilities	0.5	18,720

NET ASSETS	100.0%	$3,467,030

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

20

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	15.7%	$464,036
Pharmaceuticals, Biotechnology & Life Sciences	14.8	439,344
Retailing	13.5	400,619
Technology Hardware & Equipment	13.3	394,507
Capital Goods	10.8	318,057
Media & Entertainment	9.3	274,445
Food, Beverage & Tobacco	8.9	264,085
Diversified Financials	7.7	228,028
Telecommunication Services	7.4	218,720
Health Care Equipment & Services	6.5	193,699
Energy	5.6	165,395
Food & Staples Retailing	5.6	165,200
Materials	5.2	154,371
Transportation	4.2	123,765
Semiconductors & Semiconductor Equipment	2.4	70,831
Insurance	2.2	64,839
Household & Personal Products	1.6	46,301
Utilities	1.4	42,598
Consumer Services	1.2	35,263
Automobiles & Components	0.9	27,713
Consumer Durables & Apparel	0.9	25,536
Real Estate	0.7	21,190
Commercial & Professional Services	0.5	14,999
Banks	0.4	11,021

Total Long Positions	140.7	4,164,562

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.2)%	$(4,771)
Automobiles & Components	(0.2)	(5,507)
Commercial & Professional Services	(0.3)	(8,884)
Insurance	(0.4)	(10,922)
Technology Hardware & Equipment	(0.5)	(15,723)
Consumer Services	(0.5)	(15,918)
Transportation	(0.6)	(18,986)
Consumer Durables & Apparel	(0.9)	(27,485)
Banks	(1.2)	(35,415)
Retailing	(1.2)	(36,681)
Media & Entertainment	(1.3)	(37,660)
Diversified Financials	(1.3)	(37,944)
Food, Beverage & Tobacco	(1.6)	(47,501)
Software & Services	(2.1)	(61,093)
Pharmaceuticals, Biotechnology & Life Sciences	(2.4)	(70,922)
Energy	(2.6)	(76,078)
Real Estate	(2.6)	(76,771)
Semiconductors & Semiconductor Equipment	(2.8)	(82,352)
Materials	(2.8)	(83,788)
Capital Goods	(4.6)	(135,710)
Health Care Equipment & Services	(5.1)	(151,587)
Utilities	(6.3)	(187,258)

Total Short Positions	(41.5)	(1,228,956)

Other Assets in Excess of Liabilities	0.8	24,583

NET ASSETS	100.0%	$2,960,189

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

21

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group type of the portfolio holdings of the Fund:

Gotham Enhanced S&P 500 Index Fund

	% of Net Assets	Value
COMMON STOCKS:
Software & Services	11.4%	$755,099
Pharmaceuticals, Biotechnology & Life Sciences	10.9	723,189
Retailing	10.2	678,274
Technology Hardware & Equipment	10.0	661,921
Media & Entertainment	7.6	506,822
Capital Goods	6.3	419,904
Telecommunication Services	5.9	389,181
Food, Beverage & Tobacco	5.4	358,328
Diversified Financials	4.6	303,524
Health Care Equipment & Services	4.2	277,348
Food & Staples Retailing	4.1	274,313
Energy	3.9	262,070
Materials	2.9	191,232
Transportation	2.1	142,539
Semiconductors & Semiconductor Equipment	1.4	94,115
Insurance	1.3	83,115
Utilities	1.2	76,883
Household & Personal Products	1.0	65,143
Consumer Services	0.9	60,559
Automobiles & Components	0.6	40,340
Banks	0.6	37,091
Real Estate	0.5	32,310
Consumer Durables & Apparel	0.4	28,343
Commercial & Professional Services	0.2	11,002

Total Common Stocks	97.6	6,472,645

Exchange Traded Fund	1.3	86,063

Other Assets in Excess of Liabilities	1.1	75,917

NET ASSETS	100.0%	$6,634,625

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

22

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Master Index Plus Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	103.3%	$1,316,305
Liabilities in Excess of Other Assets	(3.3)	(42,141)

NET ASSETS	100.0%	$1,274,164

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

23

GOTHAM INDEX PLUS FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — 96.2%
Automobiles & Components — 0.2%
BorgWarner, Inc.	2,727	$100,026
Ford Motor Co.	94,363	864,365
General Motors Co.	833	31,221
Harley-Davidson, Inc.	31	1,115

		996,727

Banks — 3.5%
Bank of America Corp.(a)	156,360	4,561,021
Citigroup, Inc.	56,808	3,924,297
First Republic Bank	4,304	416,197
JPMorgan Chase & Co.	83,310	9,804,754
M&T Bank Corp.	10	1,580
People’s United Financial, Inc.	105	1,642
PNC Financial Services Group, Inc. (The)	11,920	1,670,707
SunTrust Banks, Inc.	11,565	795,672
SVB Financial Group*	5	1,045
US Bancorp(a)	41,270	2,283,882

		23,460,797

Capital Goods — 10.4%
3M Co.	7,275	1,196,010
AMETEK, Inc.	1,193	109,541
Arconic, Inc.(a)	42,724	1,110,824
Caterpillar, Inc.	27	3,410
Cummins, Inc.	21,959	3,572,071
Dover Corp.	4,393	437,367
Eaton Corp. PLC (Ireland)	83,242	6,921,572
Emerson Electric Co.	16,257	1,086,943
Fortive Corp.	291	19,951
Honeywell International, Inc.	42,983	7,272,724
IDEX Corp.	4	656
Illinois Tool Works, Inc.	33,148	5,187,331
Ingersoll-Rand PLC (Ireland)	53,708	6,617,363
Johnson Controls International PLC (Ireland)	189,600	8,321,544
L3Harris Technologies, Inc.(a)	22,481	4,690,436
Lockheed Martin Corp.(a)	54,397	21,218,094
PACCAR, Inc.	16	1,120
Parker-Hannifin Corp.	1,489	268,928
Rockwell Automation, Inc.	13	2,142
Roper Technologies, Inc.	7	2,496
Textron, Inc.	24	1,175
United Technologies Corp.	7,736	1,056,119

		69,097,817

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 0.6%
Cintas Corp.	3,203	$858,724
Copart, Inc.*	3,117	250,389
Republic Services, Inc.(a)	22,270	1,927,468
Verisk Analytics, Inc.	4,233	669,407
Waste Management, Inc.	4,584	527,160

		4,233,148

Consumer Durables & Apparel — 0.9%
Garmin Ltd. (Switzerland)	9,212	780,164
Hasbro, Inc.	3,868	459,093
Lennar Corp., Class A	3,889	217,201
NIKE, Inc., Class B	8,416	790,431
Ralph Lauren Corp.	1,842	175,856
Tapestry, Inc.	23	599
VF Corp.	40,007	3,560,223
Whirlpool Corp.	31	4,909

		5,988,476

Consumer Services — 1.7%
Chipotle Mexican Grill, Inc.*	309	259,705
Darden Restaurants, Inc.	18	2,128
H&R Block, Inc.	2,136	50,452
Hilton Worldwide Holdings, Inc.	7,230	673,185
McDonald’s Corp.	58	12,453
Starbucks Corp.	34,039	3,009,728
Yum! Brands, Inc.	64,860	7,357,070

		11,364,721

Diversified Financials — 5.5%
American Express Co.(a)	43,891	5,191,427
Ameriprise Financial, Inc.	29	4,266
BlackRock, Inc.	1,466	653,308
Capital One Financial Corp.	6,052	550,611
Discover Financial Services	72,734	5,898,000
Goldman Sachs Group, Inc. (The)(a)	7,916	1,640,433
Intercontinental Exchange, Inc.(a)	41,123	3,794,419
MarketAxess Holdings, Inc.	948	310,470
Moody’s Corp.(a)	23,123	4,736,284
MSCI, Inc.	1,509	328,585
Nasdaq, Inc.	4,837	480,556
S&P Global, Inc.(a)	35,289	8,645,099
State Street Corp.	53	3,137
Synchrony Financial	19,846	676,550
T Rowe Price Group, Inc.	30,929	3,533,638

		36,446,783

The accompanying notes are an integral part of the financial statements.

24

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 2.5%
Chevron Corp.(a)	82,240	$9,753,664
Hess Corp.	3,967	239,924
Kinder Morgan, Inc.(a)	172,475	3,554,710
Marathon Oil Corp.	39	479
Occidental Petroleum Corp.	26,516	1,179,167
TechnipFMC PLC (United Kingdom)	35,507	857,139
Valero Energy Corp.(a)	12,393	1,056,379

		16,641,462

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	11,049	3,183,327
Kroger Co. (The)	202	5,208
Sysco Corp.(a)	14,588	1,158,287
Walmart, Inc.(a)	36,955	4,385,819

		8,732,641

Food, Beverage & Tobacco — 6.6%
Altria Group, Inc.	52,898	2,163,528
Campbell Soup Co.	9,253	434,151
Coca-Cola Co. (The)	92,430	5,031,889
Conagra Brands, Inc.	98,086	3,009,278
General Mills, Inc.(a)	130,565	7,196,743
Hershey Co. (The)	45,584	7,065,064
Kellogg Co.	27,067	1,741,761
McCormick & Co., Inc., non-voting shares	15,091	2,358,723
Molson Coors Brewing Co., Class B	2,373	136,448
Mondelez International, Inc., Class A(a)	127,348	7,044,891
PepsiCo, Inc.	13,822	1,894,996
Philip Morris International, Inc.(a)	73,720	5,597,560
Tyson Foods, Inc., Class A	1,540	132,656

		43,807,688

Health Care Equipment & Services — 5.3%
AmerisourceBergen Corp.(a)	18,728	1,541,876
Anthem, Inc.(a)	10,531	2,528,493
Cigna Corp.	211	32,028
CVS Health Corp.	124,489	7,851,521
Danaher Corp.	7,061	1,019,820
Henry Schein, Inc.*	10,682	678,307
Humana, Inc.	19,777	5,056,386
Laboratory Corp. of America Holdings*	2,099	352,632
McKesson Corp.	27,393	3,743,527

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Medtronic PLC (Ireland)	37,895	$4,116,155
Quest Diagnostics, Inc.	10,705	1,145,756
ResMed, Inc.	3,596	485,856
UnitedHealth Group, Inc.(a)	27,459	5,967,390
Universal Health Services, Inc., Class B	5,156	766,955
WellCare Health Plans, Inc.*	545	141,248

		35,427,950

Household & Personal Products — 1.4%
Church & Dwight Co., Inc.	2,103	158,230
Clorox Co. (The)	1,128	171,309
Colgate-Palmolive Co.	23,937	1,759,609
Estee Lauder Cos., Inc. (The), Class A	126	25,068
Kimberly-Clark Corp.	2,595	368,620
Procter & Gamble Co. (The)(a)	54,699	6,803,462

		9,286,298

Insurance — 4.0%
Aflac, Inc.	17,941	938,673
Allstate Corp. (The)	11,254	1,223,085
American International Group, Inc.(a)	21,854	1,217,268
Aon PLC (United Kingdom)	6,436	1,245,817
Arthur J Gallagher & Co.	36,613	3,279,426
Assurant, Inc.	5,385	677,541
Chubb Ltd. (Switzerland)	11,538	1,862,695
Cincinnati Financial Corp.	35,015	4,085,200
Everest Re Group Ltd. (Bermuda)	59	15,699
Globe Life, Inc.	16	1,532
Hartford Financial Services Group, Inc. (The)	18,729	1,135,165
Loews Corp.	9,543	491,274
Marsh & McLennan Cos., Inc.(a)	71,894	7,192,995
Principal Financial Group, Inc.	5,352	305,813
Progressive Corp. (The)(a)	14,673	1,133,489
Travelers Cos., Inc. (The)(a)	8,030	1,193,981
Willis Towers Watson PLC (Ireland)	3,240	625,223

		26,624,876

Materials — 2.0%
Amcor PLC (Jersey)	354	3,451
Avery Dennison Corp.(a)	11,526	1,309,008
Ball Corp.	9,914	721,838
CF Industries Holdings, Inc.	17,526	862,279
Dow, Inc.	19,564	932,225

The accompanying notes are an integral part of the financial statements.

25

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
DuPont de Nemours, Inc.	23,684	$1,688,906
Eastman Chemical Co.	6	443
FMC Corp.	5,447	477,593
Linde PLC (Ireland)	27,671	5,360,426
Nucor Corp.	46	2,342
Packaging Corp. of America	13,583	1,441,156
Sealed Air Corp.	17,523	727,380

		13,527,047

Media & Entertainment — 4.6%
Activision Blizzard, Inc.	20,494	1,084,542
Alphabet, Inc., Class A*	9,798	11,964,730
Comcast Corp., Class A	9,393	423,436
Discovery, Inc., Class A*	6,307	167,955
DISH Network Corp., Class A*	71,684	2,442,274
Facebook, Inc., Class A(a) *	71,124	12,665,762
Interpublic Group of Cos., Inc. (The)	767	16,536
News Corp., Class A	3,488	48,553
Omnicom Group, Inc.	5,258	411,701
Viacom, Inc., Class B	19,619	471,445
Walt Disney Co. (The)	7,207	939,216

		30,636,150

Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
Alexion Pharmaceuticals, Inc.*	1,422	139,271
Amgen, Inc.(a)	5,778	1,118,101
Celgene Corp.(a) *	117,904	11,707,867
Eli Lilly & Co.	6,595	737,519
Gilead Sciences, Inc.	4,904	310,815
Johnson & Johnson	201	26,005
Merck & Co., Inc.(a)	267,835	22,546,350
Perrigo Co. PLC (Ireland)	2,863	160,013
Waters Corp.*	4	893
Zoetis, Inc.	23	2,866

		36,749,700

Real Estate — 1.8%
Alexandria Real Estate Equities, Inc., REIT	1,102	169,752
Apartment Investment & Management Co., Class A, REIT	971	50,628
AvalonBay Communities, Inc., REIT	3,533	760,761
Boston Properties, Inc., REIT	32	4,149
Duke Realty Corp., REIT	10,493	356,447
Equity Residential, REIT	6,854	591,226
Essex Property Trust, Inc., REIT	967	315,871

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Extra Space Storage, Inc., REIT	3,228	$377,095
HCP, Inc., REIT	5,768	205,514
Host Hotels & Resorts, Inc., REIT	281	4,858
Macerich Co. (The), REIT	37	1,169
Mid-America Apartment Communities, Inc., REIT	3,117	405,241
Prologis, Inc., REIT(a)	40,347	3,438,371
Public Storage, REIT	1,855	454,976
Realty Income Corp., REIT	45,500	3,488,940
UDR, Inc., REIT	8,183	396,712
Vornado Realty Trust, REIT	27	1,719
Welltower, Inc., REIT(a)	13,743	1,245,803

		12,269,232

Retailing — 11.0%
Advance Auto Parts, Inc.	7	1,158
Amazon.com, Inc.*	6,400	11,109,824
AutoZone, Inc.(a) *	1,773	1,923,031
Best Buy Co., Inc.	8,420	580,896
Dollar General Corp.(a)	49,761	7,909,013
eBay, Inc.	200,631	7,820,596
Home Depot, Inc. (The)(a)	109,785	25,472,316
L Brands, Inc.	6,990	136,934
Lowe’s Cos., Inc.(a)	84,228	9,261,711
Nordstrom, Inc.	8	269
Ross Stores, Inc.(a)	17,753	1,950,167
Target Corp.	3,437	367,450
TJX Cos., Inc. (The)(a)	109,278	6,091,156
Tractor Supply Co.	2,439	220,583
Ulta Beauty, Inc.*	9	2,256

		72,847,360

Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc.	19	2,123
Applied Materials, Inc.(a)	197,834	9,871,917
Intel Corp.	1,365	70,338
Lam Research Corp.	32,179	7,436,889
Qorvo, Inc.*	3,773	279,730
QUALCOMM, Inc.	103	7,857
Texas Instruments, Inc.	1,909	246,719
Xilinx, Inc.	4,863	466,362

		18,381,935

Software & Services — 15.2%
Accenture PLC, Class A (Ireland)	101,986	19,617,007

The accompanying notes are an integral part of the financial statements.

26

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Automatic Data Processing, Inc.(a)	27,759	$4,480,858
Broadridge Financial Solutions, Inc.(a)	10,315	1,283,495
Cadence Design Systems, Inc.*	7,039	465,137
Cognizant Technology Solutions Corp., Class A	214	12,897
Fidelity National Information Services, Inc.	35	4,647
Fiserv, Inc.(a) *	9,498	983,898
FleetCor Technologies, Inc.*	14,957	4,289,368
Global Payments, Inc.	3,936	625,824
International Business Machines Corp.(a)	91,347	13,283,681
Intuit, Inc.(a)	17,974	4,780,006
Mastercard, Inc., Class A	25,525	6,931,824
Microsoft Corp.(a)	172,538	23,987,958
Oracle Corp.	36,256	1,995,168
Paychex, Inc.	69,386	5,743,079
PayPal Holdings, Inc.*	50,631	5,244,865
Synopsys, Inc.*	2,891	396,790
VeriSign, Inc.*	866	163,354
Visa, Inc., Class A(a)	25,859	4,448,007
Western Union Co. (The)	98,001	2,270,683

		101,008,546

Technology Hardware & Equipment — 4.0%
Amphenol Corp., Class A	7,027	678,105
Apple, Inc.(a)	58,478	13,097,318
Arista Networks, Inc.*	529	126,389
Cisco Systems, Inc.(a)	33,150	1,637,941
Hewlett Packard Enterprise Co.	52,751	800,233
Juniper Networks, Inc.	8,636	213,741
Keysight Technologies, Inc.*	4,718	458,825
Motorola Solutions, Inc.(a)	21,357	3,639,446
Seagate Technology PLC (Ireland)	7,320	393,743
TE Connectivity Ltd. (Switzerland)	51,957	4,841,353
Xerox Holdings Corp.	12,667	378,870

		26,265,964

Telecommunication Services — 3.8%
AT&T, Inc.(a)	618,313	23,396,964
T-Mobile US, Inc.*	43	3,387
Verizon Communications, Inc.(a)	33,902	2,046,325

		25,446,676

Transportation — 0.8%
CH Robinson Worldwide, Inc.	1,504	127,509

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CSX Corp.	4,526	$313,516
Delta Air Lines, Inc.	41,126	2,368,858
Expeditors International of Washington, Inc.	1	74
Norfolk Southern Corp.(a)	8,100	1,455,246
Southwest Airlines Co.	4,264	230,299
Union Pacific Corp.	2,838	459,699
United Airlines Holdings, Inc.*	60	5,305
United Parcel Service, Inc., Class B	42	5,032

		4,965,538

Utilities — 0.8%
AES Corp.	3,165	51,716
Public Service Enterprise Group, Inc.	726	45,070
Sempra Energy	19,253	2,841,935
Southern Co. (The)	39,474	2,438,309

		5,377,030

TOTAL COMMON STOCKS (Cost $538,929,664)		639,584,562

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%		25,294,619

NET ASSETS - 100.0%		$664,879,181

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC  Public Limited Company

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

27

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

Over-the-counter total return swaps outstanding as of September 30, 2019.

The Fund maintains a basket of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The basket matures on July 29, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 2.8% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of September 30, 2019:

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	3,074	$100,489	$112,754	$ (1,851)
Ford Motor Co.	Morgan Stanley	659,983	6,092,543	6,045,444	(31,759)
General Motors Co.	Morgan Stanley	34,338	1,262,921	1,286,988	18,980
Harley-Davidson, Inc.	Morgan Stanley	3,906	130,227	140,499	(5,737)

		701,301	7,586,180	7,585,685	(20,367)

Banks
Bank of America Corp.	Morgan Stanley	78,346	2,118,706	2,285,353	163,774
BB&T Corp.	Morgan Stanley	19,244	1,014,763	1,027,052	14,719
M&T Bank Corp.	Morgan Stanley	2,369	363,292	374,231	12,114
SunTrust Banks, Inc.	Morgan Stanley	1	63	69	(165)
SVB Financial Group	Morgan Stanley	1,291	263,714	269,754	6,543
Wells Fargo & Co.	Morgan Stanley	16,104	792,405	812,286	21,947

		117,355	4,552,943	4,768,745	218,932

Capital Goods
3M Co.	Morgan Stanley	29,552	4,752,851	4,858,349	102,971
AMETEK, Inc.	Morgan Stanley	4,543	384,709	417,138	22,482
Caterpillar, Inc.	Morgan Stanley	14,107	1,646,569	1,781,855	139,444
Cummins, Inc.	Morgan Stanley	13,160	1,949,391	2,140,737	164,181
Emerson Electric Co.	Morgan Stanley	61,347	3,544,880	4,101,660	582,020
Fortive Corp.	Morgan Stanley	8,542	596,189	585,640	(7,773)
Honeywell International, Inc.	Morgan Stanley	28,174	4,645,748	4,767,041	103,398
IDEX Corp.	Morgan Stanley	1,902	311,012	311,700	1,307
Illinois Tool Works, Inc.	Morgan Stanley	2,221	339,663	347,564	(8,617)
Jacobs Engineering Group, Inc.	Morgan Stanley	26,545	2,211,043	2,428,868	223,282
Masco Corp.	Morgan Stanley	7,216	295,460	300,763	5,890
PACCAR, Inc.	Morgan Stanley	8,677	562,881	607,477	45,961
Parker-Hannifin Corp.	Morgan Stanley	24,372	3,984,287	4,401,827	422,884
Rockwell Automation, Inc.	Morgan Stanley	2,926	440,510	482,205	20,002
Roper Technologies, Inc.	Morgan Stanley	2,606	917,857	929,300	13,613
Snap-on, Inc.	Morgan Stanley	12,011	1,845,382	1,880,202	37,286
Textron, Inc.	Morgan Stanley	5,758	261,346	281,912	21,308
United Rentals, Inc.	Morgan Stanley	15,576	1,779,587	1,941,393	166,165
United Technologies Corp.	Morgan Stanley	25,904	3,257,428	3,536,414	343,311

		295,139	33,726,793	36,102,045	2,399,115

The accompanying notes are an integral part of the financial statements.

28

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services
Cintas Corp.	Morgan Stanley	1,843	$492,194	$494,108	$2,997
Copart, Inc.	Morgan Stanley	2,916	218,844	234,242	15,784
IHS Markit Ltd. (Bermuda)	Morgan Stanley	10,026	642,707	670,539	29,301
Republic Services, Inc.	Morgan Stanley	19,517	1,725,847	1,689,196	(30,927)
Robert Half International, Inc.	Morgan Stanley	26,226	1,526,337	1,459,739	(64,385)
Waste Management, Inc.	Morgan Stanley	1	118	115	(31,561)

		60,529	4,606,047	4,547,939	(78,791)

Consumer Durables & Apparel
Lennar Corp., Class A	Morgan Stanley	4,204	201,699	234,793	33,435
Mohawk Industries, Inc.	Morgan Stanley	1,817	207,011	225,435	38,453
NIKE, Inc., Class B	Morgan Stanley	14,725	1,189,465	1,382,972	158,447
PVH Corp.	Morgan Stanley	16,766	1,493,515	1,479,264	(11,904)
Ralph Lauren Corp.	Morgan Stanley	13,068	1,328,846	1,247,602	(77,404)
Tapestry, Inc.	Morgan Stanley	7,183	219,150	187,117	(32,601)
VF Corp.	Morgan Stanley	18,227	1,493,338	1,622,021	134,139
Whirlpool Corp.	Morgan Stanley	1,551	206,531	245,616	31,164

		77,541	6,339,555	6,624,820	273,729

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	42,992	1,881,450	1,879,180	37,451
Chipotle Mexican Grill, Inc.	Morgan Stanley	388	324,339	326,102	2,416
Darden Restaurants, Inc.	Morgan Stanley	3,069	370,287	362,817	(6,717)
H&R Block, Inc.	Morgan Stanley	2,912	78,730	68,781	(9,676)
Marriott International, Inc., Class A	Morgan Stanley	8,270	1,033,614	1,028,540	(2,683)
McDonald’s Corp.	Morgan Stanley	19,009	4,119,729	4,081,422	(34,427)

		76,640	7,808,149	7,746,842	(13,636)

Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	12,080	1,046,732	1,006,868	(37,412)
Ameriprise Financial, Inc.	Morgan Stanley	3,391	447,641	498,816	45,490
Berkshire Hathaway, Inc., Class B	Morgan Stanley	61,575	12,141,486	12,808,832	698,769
BlackRock, Inc.	Morgan Stanley	27,304	11,385,637	12,167,755	783,247
Capital One Financial Corp.	Morgan Stanley	5,720	526,074	520,406	(4,500)
Franklin Resources, Inc.	Morgan Stanley	101,405	3,018,026	2,926,548	(83,213)
Goldman Sachs Group, Inc. (The)	Morgan Stanley	1,435	300,365	297,375	(2,405)
Intercontinental Exchange, Inc.	Morgan Stanley	27,114	2,515,847	2,501,809	(10,484)
Invesco Ltd. (Bermuda)	Morgan Stanley	90,779	1,733,525	1,537,796	(190,686)
Moody’s Corp.	Morgan Stanley	12,076	2,593,295	2,473,527	(113,336)
MSCI, Inc.	Morgan Stanley	619	129,520	134,787	584
Nasdaq, Inc.	Morgan Stanley	27,335	2,624,925	2,715,732	98,399
Northern Trust Corp.	Morgan Stanley	5,402	516,221	504,115	(10,991)
S&P Global, Inc.	Morgan Stanley	10,044	2,505,473	2,460,579	(38,686)
State Street Corp.	Morgan Stanley	9,307	483,173	550,881	45,058
T Rowe Price Group, Inc.	Morgan Stanley	21,661	2,339,222	2,474,769	138,350

		417,247	44,307,162	45,580,595	1,318,184

Energy
Apache Corp.	Morgan Stanley	9,445	194,435	241,792	47,736
Cabot Oil & Gas Corp.	Morgan Stanley	86,617	1,656,983	1,521,861	(135,763)

The accompanying notes are an integral part of the financial statements.

29

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Chevron Corp.	Morgan Stanley	54,491	$6,466,288	$6,462,633	$13,273
ConocoPhillips	Morgan Stanley	225,062	12,656,135	12,824,033	199,947
Devon Energy Corp.	Morgan Stanley	97,527	2,488,083	2,346,500	(138,036)
Helmerich & Payne, Inc.	Morgan Stanley	22,011	974,180	881,981	(100,343)
HollyFrontier Corp.	Morgan Stanley	38,533	1,910,466	2,066,910	162,474
Marathon Oil Corp.	Morgan Stanley	20,160	251,989	247,363	(6,540)
Marathon Petroleum Corp.	Morgan Stanley	110,615	5,422,801	6,719,861	1,294,143
Occidental Petroleum Corp.	Morgan Stanley	40,450	1,760,323	1,798,812	19,583
TechnipFMC PLC (United Kingdom)	Morgan Stanley	45,566	1,108,545	1,099,963	(25,513)
Valero Energy Corp.	Morgan Stanley	71,089	5,419,983	6,059,626	646,579

		821,566	40,310,211	42,271,335	1,977,540

Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	20,701	443,620	533,672	86,527
Sysco Corp.	Morgan Stanley	97,732	6,854,256	7,759,921	922,943
Walgreens Boots Alliance, Inc.	Morgan Stanley	208,380	11,485,906	11,525,498	69,332
Walmart, Inc.	Morgan Stanley	125,643	13,222,203	14,911,311	1,723,553

		452,456	32,005,985	34,730,402	2,802,355

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	276,825	12,861,098	11,322,143	(1,551,477)
Coca-Cola Co. (The)	Morgan Stanley	34,795	1,803,807	1,894,240	87,103
JM Smucker Co. (The)	Morgan Stanley	2,865	327,503	315,207	(14,698)
Kellogg Co.	Morgan Stanley	15,082	955,974	970,527	11,949
Kraft Heinz Co. (The)	Morgan Stanley	263,671	8,374,191	7,365,649	(986,385)
Molson Coors Brewing Co., Class B	Morgan Stanley	3,060	154,748	175,950	(30,874)
Mondelez International, Inc., Class A	Morgan Stanley	24,961	1,303,463	1,380,843	86,360
PepsiCo, Inc.	Morgan Stanley	43,522	5,499,679	5,966,866	477,495
Philip Morris International, Inc.	Morgan Stanley	7,649	573,710	580,789	5,401

		672,430	31,854,173	29,972,214	(1,915,126)

Health Care Equipment & Services
AmerisourceBergen Corp.	Morgan Stanley	9,031	767,027	743,522	(21,723)
Anthem, Inc.	Morgan Stanley	11,323	3,043,079	2,718,652	(321,563)
Cardinal Health, Inc.	Morgan Stanley	66,041	2,988,540	3,116,475	136,099
Centene Corp.	Morgan Stanley	89,522	4,343,607	3,872,722	(459,999)
Cigna Corp.	Morgan Stanley	9,282	1,517,965	1,408,915	(105,647)
CVS Health Corp.	Morgan Stanley	159,692	8,981,475	10,071,774	1,112,993
Danaher Corp.	Morgan Stanley	10,960	1,516,034	1,582,953	66,415
DaVita, Inc.	Morgan Stanley	32,124	1,892,545	1,833,317	(54,582)
Henry Schein, Inc.	Morgan Stanley	21,287	1,334,163	1,351,725	20,787
Humana, Inc.	Morgan Stanley	7,397	2,134,718	1,891,191	(250,084)
Laboratory Corp. of America Holdings	Morgan Stanley	358	59,458	60,144	668
McKesson Corp.	Morgan Stanley	9,734	1,408,848	1,330,248	(86,201)
Quest Diagnostics, Inc.	Morgan Stanley	10,042	999,233	1,074,795	77,935
ResMed, Inc.	Morgan Stanley	13	1,741	1,756	(151)
UnitedHealth Group, Inc.	Morgan Stanley	6,353	1,375,892	1,380,634	8,073
Universal Health Services, Inc., Class B	Morgan Stanley	4,701	709,846	699,274	(8,936)

The accompanying notes are an integral part of the financial statements.

30

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
WellCare Health Plans, Inc.	Morgan Stanley	719	$196,960	$186,343	$(10,286)

		448,579	33,271,131	33,324,440	103,798

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	4,099	310,216	308,409	(17,383)
Clorox Co. (The)	Morgan Stanley	2,029	321,605	308,144	(12,862)
Colgate-Palmolive Co.	Morgan Stanley	83,561	5,814,337	6,142,569	342,863
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	4,315	832,579	858,469	28,839
Kimberly-Clark Corp.	Morgan Stanley	15,623	2,087,548	2,219,247	135,564
Procter & Gamble Co. (The)	Morgan Stanley	8,058	934,728	1,002,254	70,270

		117,685	10,301,013	10,839,092	547,291

Insurance
Aflac, Inc.	Morgan Stanley	27,027	1,393,119	1,414,053	22,531
Allstate Corp. (The)	Morgan Stanley	3,417	370,034	371,360	1,837
Arthur J Gallagher & Co.	Morgan Stanley	3,490	309,668	312,599	(33,812)
Assurant, Inc.	Morgan Stanley	6,086	686,002	765,741	81,733
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	964	233,549	256,511	(84,017)
Globe Life, Inc.	Morgan Stanley	2,992	265,945	286,514	21,104
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	4,841	283,184	293,413	(63,130)
Principal Financial Group, Inc.	Morgan Stanley	1,256	67,466	71,768	1,566

		50,073	3,608,967	3,771,959	(52,188)

Materials
Amcor PLC (Jersey)	Morgan Stanley	40,457	438,859	394,456	(43,552)
Celanese Corp.	Morgan Stanley	3,109	354,667	380,200	26,279
CF Industries Holdings, Inc.	Morgan Stanley	25,143	1,259,489	1,237,036	(22,337)
Dow, Inc.	Morgan Stanley	114,464	5,411,738	5,454,210	52,751
DuPont de Nemours, Inc.	Morgan Stanley	130,669	9,418,454	9,318,006	(82,754)
Eastman Chemical Co.	Morgan Stanley	3,231	207,938	238,545	30,488
FMC Corp.	Morgan Stanley	18,314	1,611,650	1,605,772	(24,852)
International Paper Co.	Morgan Stanley	85,776	3,623,225	3,587,152	(26,201)
Linde PLC (Ireland)	Morgan Stanley	73,472	14,017,230	14,232,996	225,471
Nucor Corp.	Morgan Stanley	7,569	381,137	385,338	(7,617)
Packaging Corp. of America	Morgan Stanley	7,163	713,292	759,994	17,845
Westrock Co.	Morgan Stanley	49,909	1,682,870	1,819,183	116,418

		559,276	39,120,549	39,412,888	261,939

Media & Entertainment
Alphabet, Inc., Class A	Morgan Stanley	7,662	8,860,509	9,356,375	518,922
CBS Corp., Class B, non-voting shares	Morgan Stanley	80,030	3,845,441	3,230,811	(638,213)
Charter Communications, Inc., Class A	Morgan Stanley	14,295	5,466,663	5,891,255	438,338
Comcast Corp., Class A	Morgan Stanley	292,965	12,441,245	13,206,862	798,267
Discovery, Inc., Class A	Morgan Stanley	11,681	319,033	311,065	(7,361)
Facebook, Inc., Class A	Morgan Stanley	575	104,293	102,396	(2,231)
Fox Corp., Class A	Morgan Stanley	133,153	4,994,569	4,198,980	(788,031)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	8,941	179,767	192,768	(29,904)
Omnicom Group, Inc.	Morgan Stanley	39,611	3,100,299	3,101,541	9,868
Viacom, Inc., Class B	Morgan Stanley	58,214	1,652,912	1,398,882	(260,167)

The accompanying notes are an integral part of the financial statements.

31

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Walt Disney Co. (The)	Morgan Stanley	37,560	$5,097,874	$4,894,819	$(190,741)

		684,687	46,062,605	45,885,754	(151,253)

Pharmaceuticals, Biotechnology & Life Sciences
Alexion Pharmaceuticals, Inc.	Morgan Stanley	7,024	731,366	687,931	(41,745)
Amgen, Inc.	Morgan Stanley	9,348	1,645,689	1,808,931	168,968
Biogen, Inc.	Morgan Stanley	43,275	10,260,683	10,075,286	(159,447)
Bristol-Myers Squibb Co.	Morgan Stanley	360,464	16,412,794	18,279,129	1,907,948
Celgene Corp.	Morgan Stanley	36,597	3,415,236	3,634,082	227,369
Eli Lilly & Co.	Morgan Stanley	17,658	1,919,860	1,974,694	60,122
Gilead Sciences, Inc.	Morgan Stanley	106,831	6,796,461	6,770,949	(20,176)
Johnson & Johnson	Morgan Stanley	141,556	18,708,753	18,314,515	(346,665)
Perrigo Co. PLC (Ireland)	Morgan Stanley	23,358	1,094,926	1,305,479	172,836
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	3,207	904,189	889,622	(12,437)
Waters Corp.	Morgan Stanley	1,692	347,303	377,705	31,160
Zoetis, Inc.	Morgan Stanley	12,006	1,482,720	1,495,828	16,703

		763,016	63,719,980	65,614,151	2,004,636

Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	1,711	244,182	263,562	14,980
Apartment Investment & Management Co., Class A, REIT	Morgan Stanley	2,767	137,679	144,271	(10,936)
Boston Properties, Inc., REIT	Morgan Stanley	3,850	508,563	499,191	(11,384)
Equity Residential, REIT	Morgan Stanley	2,462	199,730	212,372	7,894
Essex Property Trust, Inc., REIT	Morgan Stanley	684	201,383	223,429	16,016
Federal Realty Investment Trust, REIT	Morgan Stanley	1,882	245,108	256,215	(88,203)
HCP, Inc., REIT	Morgan Stanley	6,569	233,128	234,053	1,347
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	18,059	295,019	312,240	(89,921)
Kimco Realty Corp., REIT	Morgan Stanley	10,604	214,707	221,412	7,090
Macerich Co. (The), REIT	Morgan Stanley	3,514	109,914	111,007	(14,979)
Prologis, Inc., REIT	Morgan Stanley	164	14,076	13,976	(235)
Public Storage, REIT	Morgan Stanley	2,523	651,578	618,816	(79,690)
SL Green Realty Corp., REIT	Morgan Stanley	2,071	159,928	169,304	(12,906)
Ventas, Inc., REIT	Morgan Stanley	2,890	211,768	211,057	56
Vornado Realty Trust, REIT	Morgan Stanley	4,767	293,361	303,515	10,733

		64,517	3,720,124	3,794,420	(250,138)

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	1,794	244,964	296,728	(1,742)
Amazon.com, Inc.	Morgan Stanley	146	257,709	253,443	(9,876)
AutoZone, Inc.	Morgan Stanley	2,500	2,743,954	2,711,550	(25,590)
Best Buy Co., Inc.	Morgan Stanley	47,697	3,154,680	3,290,616	125,532
Dollar General Corp.	Morgan Stanley	6,842	923,465	1,087,467	166,182
Home Depot, Inc. (The)	Morgan Stanley	3,835	793,730	889,797	93,288
Kohl’s Corp.	Morgan Stanley	33,785	1,759,057	1,677,763	(77,320)
L Brands, Inc.	Morgan Stanley	7	129	137	(160)
LKQ Corp.	Morgan Stanley	69,377	1,897,461	2,181,907	289,105
Lowe’s Cos., Inc.	Morgan Stanley	31,621	3,483,826	3,477,045	1,426
Nordstrom, Inc.	Morgan Stanley	3,886	120,218	130,842	5,426

The accompanying notes are an integral part of the financial statements.

32

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Target Corp.	Morgan Stanley	101,888	$8,339,849	$10,892,846	$2,552,255
Tractor Supply Co.	Morgan Stanley	568	57,191	51,370	(61,778)
Ulta Beauty, Inc.	Morgan Stanley	1,444	475,353	361,939	(112,550)

		305,390	24,251,586	27,303,450	2,944,198

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	Morgan Stanley	9,261	1,010,919	1,034,732	1,983
Intel Corp.	Morgan Stanley	109,926	5,105,192	5,664,487	561,644
Lam Research Corp.	Morgan Stanley	1	194	231	(20,719)
Qorvo, Inc.	Morgan Stanley	22,617	1,614,661	1,676,824	66,103
QUALCOMM, Inc.	Morgan Stanley	30,496	2,108,616	2,326,235	209,921
Texas Instruments, Inc.	Morgan Stanley	1	121	129	(163)
Xilinx, Inc.	Morgan Stanley	20,326	2,094,881	1,949,263	(160,081)

		192,628	11,934,584	12,651,901	658,688

Software & Services
Alliance Data Systems Corp.	Morgan Stanley	11,372	1,707,051	1,457,094	(278,692)
Broadridge Financial Solutions, Inc.	Morgan Stanley	12,019	1,497,305	1,495,524	(11,598)
Cognizant Technology Solutions Corp., Class A	Morgan Stanley	13,653	878,949	822,798	(53,361)
DXC Technology Co.	Morgan Stanley	62,127	3,503,117	1,832,747	(1,665,061)
Fidelity National Information Services, Inc.	Morgan Stanley	4,078	543,943	541,395	(16,522)
Fiserv, Inc.	Morgan Stanley	373	37,468	38,639	1,116
FleetCor Technologies, Inc.	Morgan Stanley	393	114,546	112,705	(2,534)
International Business Machines Corp.	Morgan Stanley	57,882	7,765,240	8,417,200	671,558
Intuit, Inc.	Morgan Stanley	231	61,395	61,432	(326)
Leidos Holdings, Inc.	Morgan Stanley	27,811	2,322,612	2,388,409	44,516
Microsoft Corp.	Morgan Stanley	19,471	2,574,261	2,707,053	121,039
Oracle Corp.	Morgan Stanley	330,007	17,690,779	18,160,285	491,674
Paychex, Inc.	Morgan Stanley	9,168	759,110	758,835	1,486
Synopsys, Inc.	Morgan Stanley	887	119,131	121,741	2,742
VeriSign, Inc.	Morgan Stanley	2,113	413,470	398,575	(14,086)
Visa, Inc., Class A	Morgan Stanley	28,782	4,860,129	4,950,792	96,966

		580,367	44,848,506	44,265,224	(611,083)

Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	924	79,510	89,166	9,593
Apple, Inc.	Morgan Stanley	128,648	25,766,203	28,813,293	3,111,092
Arista Networks, Inc.	Morgan Stanley	155	34,563	37,033	11,527
CDW Corp.	Morgan Stanley	16,321	1,958,820	2,011,400	57,395
Cisco Systems, Inc.	Morgan Stanley	409,535	20,835,884	20,235,124	(547,887)
F5 Networks, Inc.	Morgan Stanley	12,688	1,707,932	1,781,649	77,894
Hewlett Packard Enterprise Co.	Morgan Stanley	93,571	1,344,111	1,419,472	53,301
HP, Inc.	Morgan Stanley	344,620	7,144,231	6,520,210	(609,486)
Juniper Networks, Inc.	Morgan Stanley	18	419	446	(86,864)
Motorola Solutions, Inc.	Morgan Stanley	1	176	170	(30,532)
NetApp, Inc.	Morgan Stanley	53,501	3,112,896	2,809,338	(295,805)

The accompanying notes are an integral part of the financial statements.

33

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Xerox Holdings Corp.	Morgan Stanley	39,726	$1,115,903	$1,188,205	$47,911

		1,099,708	63,100,648	64,905,506	1,798,139

Telecommunication Services
AT&T, Inc.	Morgan Stanley	51,763	1,748,450	1,958,712	214,542
CenturyLink, Inc.	Morgan Stanley	238,668	2,809,122	2,978,577	177,065
T-Mobile US, Inc.	Morgan Stanley	21,422	1,652,940	1,687,411	38,494
Verizon Communications, Inc.	Morgan Stanley	169,786	9,551,365	10,248,283	721,062

		481,639	15,761,877	16,872,983	1,151,163

Transportation
Alaska Air Group, Inc.	Morgan Stanley	23,914	1,507,376	1,552,258	35,007
CH Robinson Worldwide, Inc.	Morgan Stanley	2,239	182,674	189,822	(1,232)
CSX Corp.	Morgan Stanley	156,000	10,587,590	10,806,120	245,313
Delta Air Lines, Inc.	Morgan Stanley	54,435	3,173,793	3,135,456	(30,429)
Expeditors International of Washington, Inc.	Morgan Stanley	36,482	2,542,826	2,710,248	173,724
Kansas City Southern	Morgan Stanley	2,630	306,562	349,816	37,125
Norfolk Southern Corp.	Morgan Stanley	41,963	7,548,351	7,539,073	6,778
Southwest Airlines Co.	Morgan Stanley	103,812	5,290,645	5,606,886	324,442
Union Pacific Corp.	Morgan Stanley	29,917	4,932,316	4,845,956	(83,307)
United Airlines Holdings, Inc.	Morgan Stanley	6,414	597,841	567,062	(29,490)
United Parcel Service, Inc., Class B	Morgan Stanley	11,048	1,292,852	1,323,771	11,476

		468,854	37,962,826	38,626,468	689,407

Utilities
AES Corp.	Morgan Stanley	13,512	205,951	220,786	7,601
CMS Energy Corp.	Morgan Stanley	10,843	646,660	693,410	48,225
NRG Energy, Inc.	Morgan Stanley	61,612	2,104,570	2,439,835	340,860
Public Service Enterprise Group, Inc.	Morgan Stanley	12,927	753,471	802,508	(3,363)
Sempra Energy	Morgan Stanley	30,159	4,285,743	4,451,770	(62,994)

		129,053	7,996,395	8,608,309	330,329

Total Reference Entity — Long			618,757,989	635,807,167	16,386,861

Short

Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(35,885)	(2,945,160)	(3,137,067)	(196,820)

Banks
Citizens Financial Group, Inc.	Morgan Stanley	(63,441)	(2,094,473)	(2,243,908)	(156,458)
Comerica, Inc.	Morgan Stanley	(18,092)	(1,186,887)	(1,193,891)	(11,058)
Fifth Third Bancorp	Morgan Stanley	(105,463)	(2,838,686)	(2,887,577)	(35,514)
Huntington Bancshares, Inc.	Morgan Stanley	(145,347)	(1,873,343)	(2,074,102)	(199,263)
KeyCorp.	Morgan Stanley	(132,908)	(2,293,677)	(2,371,079)	(77,750)
Regions Financial Corp.	Morgan Stanley	(145,573)	(2,157,133)	(2,302,965)	(85,813)
Zions Bancorp NA	Morgan Stanley	(25,511)	(1,047,280)	(1,135,750)	(83,936)

		(636,335)	(13,491,479)	(14,209,272)	(649,792)

Capital Goods
A.O. Smith Corp.	Morgan Stanley	(23,988)	(1,081,074)	(1,144,467)	(67,102)
Allegion PLC (Ireland)	Morgan Stanley	(12,731)	(1,238,104)	(1,319,568)	(82,070)

The accompanying notes are an integral part of the financial statements.

34

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Boeing Co. (The)	Morgan Stanley	(34,852)	$(11,609,281)	$(13,260,140)	$(1,689,007)
Deere & Co.	Morgan Stanley	(42,020)	(6,933,807)	(7,087,934)	(145,319)
Fastenal Co.	Morgan Stanley	(28,845)	(959,686)	(942,366)	14,009
Flowserve Corp.	Morgan Stanley	(18,325)	(809,202)	(855,961)	(44,418)
Fortune Brands Home & Security, Inc.	Morgan Stanley	(21,038)	(1,069,993)	(1,150,779)	(82,597)
General Dynamics Corp.	Morgan Stanley	(41,547)	(7,538,292)	(7,591,883)	(78,422)
General Electric Co.	Morgan Stanley	(1,061,605)	(10,001,444)	(9,490,749)	484,017
Huntington Ingalls Industries, Inc.	Morgan Stanley	(5,797)	(1,174,294)	(1,227,747)	(52,622)
Northrop Grumman Corp.	Morgan Stanley	(18,720)	(6,668,328)	(7,016,069)	(355,362)
Pentair PLC (Ireland)	Morgan Stanley	(26,731)	(966,328)	(1,010,432)	(47,436)
Quanta Services, Inc.	Morgan Stanley	(22,315)	(742,197)	(843,507)	(101,396)
Raytheon Co.	Morgan Stanley	(40,225)	(7,353,402)	(7,891,743)	(562,566)
Stanley Black & Decker, Inc.	Morgan Stanley	(17,214)	(2,369,448)	(2,485,874)	(114,892)
TransDigm Group, Inc.	Morgan Stanley	(7,992)	(3,686,949)	(4,161,195)	(482,647)
Wabtec Corp.	Morgan Stanley	(26,004)	(1,879,986)	(1,868,647)	12,182
WW Grainger, Inc.	Morgan Stanley	(5,017)	(1,428,633)	(1,490,802)	(59,108)
Xylem, Inc.	Morgan Stanley	(27,912)	(2,235,149)	(2,222,353)	31,060

		(1,482,878)	(69,745,597)	(73,062,216)	(3,423,696)

Commercial & Professional Services
Equifax, Inc.	Morgan Stanley	(11,727)	(1,632,617)	(1,649,637)	(2,135)
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	(54,899)	(1,160,016)	(1,166,604)	(8,153)
Rollins, Inc.	Morgan Stanley	(51,817)	(1,684,053)	(1,765,405)	(87,033)

		(118,443)	(4,476,686)	(4,581,646)	(97,321)

Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	(21,226)	(671,493)	(703,854)	(34,729)
DR Horton, Inc.	Morgan Stanley	(59,088)	(2,686,649)	(3,114,528)	(423,992)
Hanesbrands, Inc.	Morgan Stanley	(51,066)	(760,349)	(782,331)	(21,329)
Leggett & Platt, Inc.	Morgan Stanley	(20,184)	(771,836)	(826,333)	(55,215)
Newell Brands, Inc.	Morgan Stanley	(58,872)	(937,463)	(1,102,084)	(164,834)
NVR, Inc.	Morgan Stanley	(270)	(983,678)	(1,003,683)	(23,396)
PulteGroup, Inc.	Morgan Stanley	(44,236)	(1,381,456)	(1,616,826)	(223,598)
Under Armour, Inc., Class C	Morgan Stanley	(65,034)	(1,202,675)	(1,179,066)	19,503

		(319,976)	(9,395,599)	(10,328,705)	(927,590)

Consumer Services
MGM Resorts International	Morgan Stanley	(84,209)	(2,387,644)	(2,334,273)	101,242
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(27,222)	(1,363,026)	(1,409,283)	(50,887)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(33,088)	(3,561,048)	(3,584,423)	(20,568)
Wynn Resorts Ltd.	Morgan Stanley	(17,212)	(1,998,156)	(1,871,289)	131,571

		(161,731)	(9,309,874)	(9,199,268)	161,358

Diversified Financials
Bank of New York Mellon Corp. (The)	Morgan Stanley	(50,266)	(2,230,419)	(2,272,526)	(49,833)
Cboe Global Markets, Inc.	Morgan Stanley	(17,671)	(2,004,064)	(2,030,575)	(10,972)
Charles Schwab Corp. (The)	Morgan Stanley	(4,569)	(189,927)	(191,121)	(1,987)
CME Group, Inc.	Morgan Stanley	(2,165)	(464,468)	(457,551)	38,788

The accompanying notes are an integral part of the financial statements.

35

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials — (continued)
E*TRADE Financial Corp.	Morgan Stanley	(34,605)	$(1,427,029)	$(1,511,892)	$(81,245)
Raymond James Financial, Inc.	Morgan Stanley	(183)	(14,847)	(15,090)	(1,709)

		(109,459)	(6,330,754)	(6,478,755)	(106,958)

Energy
Cimarex Energy Co.	Morgan Stanley	(15,594)	(678,350)	(747,576)	(65,786)
Concho Resources, Inc.	Morgan Stanley	(31,699)	(2,242,295)	(2,152,362)	87,271
Diamondback Energy, Inc.	Morgan Stanley	(25,837)	(2,502,756)	(2,323,005)	203,165
EOG Resources, Inc.	Morgan Stanley	(89,241)	(6,977,307)	(6,623,467)	330,845
Exxon Mobil Corp.	Morgan Stanley	(107,889)	(7,538,114)	(7,618,042)	(115,055)
Halliburton Co.	Morgan Stanley	(126,012)	(2,446,788)	(2,375,326)	72,271
National Oilwell Varco, Inc.	Morgan Stanley	(59,608)	(1,202,889)	(1,263,690)	(62,496)
Noble Energy, Inc.	Morgan Stanley	(76,620)	(1,684,003)	(1,720,885)	(42,563)
ONEOK, Inc.	Morgan Stanley	(65,121)	(4,404,723)	(4,798,766)	(313,290)
Phillips 66	Morgan Stanley	(62,145)	(6,117,532)	(6,363,648)	(263,139)
Pioneer Natural Resources Co.	Morgan Stanley	(24,057)	(3,049,225)	(3,025,649)	15,338
Schlumberger Ltd. (Curacao)	Morgan Stanley	(199,543)	(6,841,352)	(6,818,384)	9,202
Williams Cos., Inc. (The)	Morgan Stanley	(191,553)	(4,547,660)	(4,608,765)	161,606

		(1,074,919)	(50,232,994)	(50,439,565)	17,369

Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	Morgan Stanley	(86,731)	(3,243,739)	(3,562,042)	(327,322)
Brown-Forman Corp., Class B	Morgan Stanley	(76,009)	(4,108,723)	(4,771,845)	(662,329)
Constellation Brands, Inc., Class A	Morgan Stanley	(27,668)	(5,166,745)	(5,735,023)	(581,686)
Hormel Foods Corp.	Morgan Stanley	(78,815)	(3,210,135)	(3,446,580)	(247,117)
Lamb Weston Holdings, Inc.	Morgan Stanley	(19,772)	(1,344,567)	(1,437,820)	(97,822)
Monster Beverage Corp.	Morgan Stanley	(84,022)	(5,222,868)	(4,878,317)	327,294

		(373,017)	(22,296,777)	(23,831,627)	(1,588,982)

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	(130,751)	(11,422,376)	(10,939,936)	444,904
ABIOMED, Inc.	Morgan Stanley	(7,133)	(1,372,099)	(1,268,889)	98,550
Align Technology, Inc.	Morgan Stanley	(12,547)	(2,259,381)	(2,270,003)	(18,185)
Baxter International, Inc.	Morgan Stanley	(73,532)	(6,311,932)	(6,431,844)	(127,684)
Becton Dickinson and Co.	Morgan Stanley	(41,502)	(9,934,309)	(10,498,346)	(582,562)
Boston Scientific Corp.	Morgan Stanley	(219,129)	(9,264,414)	(8,916,359)	317,577
Cerner Corp.	Morgan Stanley	(47,097)	(3,292,866)	(3,210,602)	77,900
Cooper Cos., Inc. (The)	Morgan Stanley	(7,816)	(2,669,086)	(2,321,352)	338,831
DENTSPLY SIRONA, Inc.	Morgan Stanley	(35,224)	(1,882,433)	(1,877,791)	81,436
Edwards Lifesciences Corp.	Morgan Stanley	(32,943)	(7,117,599)	(7,244,495)	(150,351)
HCA Healthcare, Inc.	Morgan Stanley	(49,064)	(6,199,597)	(5,908,287)	282,141
Hologic, Inc.	Morgan Stanley	(27,834)	(1,372,611)	(1,405,339)	(43,157)
IDEXX Laboratories, Inc.	Morgan Stanley	(13,674)	(3,889,451)	(3,718,371)	158,185
Intuitive Surgical, Inc.	Morgan Stanley	(18,034)	(8,933,925)	(9,737,098)	(832,569)
Stryker Corp.	Morgan Stanley	(4,610)	(998,652)	(997,143)	(295)
Teleflex, Inc.	Morgan Stanley	(7,275)	(2,551,779)	(2,471,681)	137,058
Varian Medical Systems, Inc.	Morgan Stanley	(14,406)	(1,608,784)	(1,715,611)	(112,261)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(32,295)	(4,354,734)	(4,433,135)	(73,043)

		(774,866)	(85,436,028)	(85,366,282)	(3,525)

The accompanying notes are an integral part of the financial statements.

36

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	(118,857)	$(1,215,068)	$(1,249,187)	$(11,900)

Insurance
Lincoln National Corp.	Morgan Stanley	(27,074)	(1,479,796)	(1,633,104)	(158,320)
MetLife, Inc.	Morgan Stanley	(1,660)	(82,851)	(78,286)	16,391
Prudential Financial, Inc.	Morgan Stanley	(344)	(30,937)	(30,943)	(278)
Unum Group	Morgan Stanley	(32,647)	(895,834)	(970,269)	(77,537)

		(61,725)	(2,489,418)	(2,712,602)	(219,744)

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(34,770)	(7,790,344)	(7,714,072)	68,536
Albemarle Corp.	Morgan Stanley	(16,810)	(1,110,072)	(1,168,631)	(55,153)
Corteva, Inc.	Morgan Stanley	(104,869)	(3,110,126)	(2,936,332)	163,449
Ecolab, Inc.	Morgan Stanley	(16,672)	(3,293,617)	(3,301,723)	(10,538)
Freeport-McMoRan, Inc.	Morgan Stanley	(228,068)	(2,302,953)	(2,182,611)	112,637
International Flavors & Fragrances, Inc.	Morgan Stanley	(17,301)	(2,449,704)	(2,122,660)	331,906
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	(49,336)	(3,623,181)	(4,414,092)	(801,178)
Martin Marietta Materials, Inc.	Morgan Stanley	(9,715)	(2,389,696)	(2,662,882)	(277,183)
Mosaic Co. (The)	Morgan Stanley	(59,326)	(1,400,094)	(1,216,183)	184,163
Newmont Goldcorp Corp.	Morgan Stanley	(118,226)	(4,431,679)	(4,483,130)	(35,494)
PPG Industries, Inc.	Morgan Stanley	(36,682)	(4,128,559)	(4,347,184)	(232,301)
Sherwin-Williams Co. (The)	Morgan Stanley	(14,331)	(7,310,816)	(7,880,187)	(556,017)
Vulcan Materials Co.	Morgan Stanley	(20,309)	(2,794,112)	(3,071,533)	(282,863)

		(726,415)	(46,134,953)	(47,501,220)	(1,390,036)

Media & Entertainment
Electronic Arts, Inc.	Morgan Stanley	(13,861)	(1,374,532)	(1,355,883)	13,982
Netflix, Inc.	Morgan Stanley	(25,171)	(7,697,888)	(6,736,263)	936,272
Take-Two Interactive Software, Inc.	Morgan Stanley	(17,903)	(2,263,345)	(2,243,962)	11,807
TripAdvisor, Inc.	Morgan Stanley	(21,785)	(890,980)	(842,644)	45,251
Twitter, Inc.	Morgan Stanley	(115,422)	(4,706,568)	(4,755,386)	(64,386)

		(194,142)	(16,933,313)	(15,934,138)	942,926

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(4)	(283)	(307)	53,529
Illumina, Inc.	Morgan Stanley	(23,271)	(6,765,862)	(7,079,504)	(335,945)
Incyte Corp.	Morgan Stanley	(34,652)	(2,797,724)	(2,572,218)	216,182
IQVIA Holdings, Inc.	Morgan Stanley	(32,025)	(5,101,583)	(4,783,893)	300,828
Mettler-Toledo International, Inc.	Morgan Stanley	(3,391)	(2,305,442)	(2,388,620)	(90,891)
Mylan NV (Netherlands)	Morgan Stanley	(79,197)	(1,515,039)	(1,566,517)	(56,605)
Nektar Therapeutics	Morgan Stanley	(27,293)	(507,104)	(497,142)	8,132
PerkinElmer, Inc.	Morgan Stanley	(17,169)	(1,532,638)	(1,462,284)	65,170
Pfizer, Inc.	Morgan Stanley	(37,991)	(1,366,296)	(1,365,017)	(3,361)
Thermo Fisher Scientific, Inc.	Morgan Stanley	(15,430)	(4,293,799)	(4,494,296)	(218,833)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(41,078)	(7,226,257)	(6,959,435)	243,012

		(311,501)	(33,412,027)	(33,169,233)	181,218

Real Estate
American Tower Corp., REIT	Morgan Stanley	(12,442)	(2,681,337)	(2,751,299)	(23,697)
CBRE Group, Inc., Class A	Morgan Stanley	(46,506)	(2,415,762)	(2,465,283)	(57,595)

The accompanying notes are an integral part of the financial statements.

37

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Real Estate — (continued)
Crown Castle International Corp., REIT	Morgan Stanley	(65,697)	$(8,627,159)	$(9,132,540)	$(522,130)
Digital Realty Trust, Inc., REIT	Morgan Stanley	(19,671)	(2,273,520)	(2,553,493)	(297,882)
Equinix, Inc., REIT	Morgan Stanley	(10,109)	(5,182,816)	(5,830,871)	(652,193)
Iron Mountain, Inc., REIT	Morgan Stanley	(45,310)	(1,408,810)	(1,467,591)	(57,591)
Regency Centers Corp., REIT	Morgan Stanley	(20,973)	(1,358,869)	(1,457,414)	(101,680)
SBA Communications Corp., REIT	Morgan Stanley	(18,085)	(4,380,415)	(4,361,198)	26,715
Simon Property Group, Inc., REIT	Morgan Stanley	(22,346)	(3,429,848)	(3,478,155)	(62,101)
Weyerhaeuser Co., REIT	Morgan Stanley	(99,222)	(2,479,407)	(2,748,449)	(275,192)

		(360,361)	(34,237,943)	(36,246,293)	(2,023,346)

Retailing
Booking Holdings, Inc.	Morgan Stanley	(231)	(466,312)	(453,363)	12,816
CarMax, Inc.	Morgan Stanley	(274)	(24,030)	(24,112)	(332)
Dollar Tree, Inc.	Morgan Stanley	(15,577)	(1,736,960)	(1,778,270)	(47,163)
Expedia Group, Inc.	Morgan Stanley	(24,558)	(3,375,375)	(3,300,841)	80,574
Gap, Inc. (The)	Morgan Stanley	(52,006)	(854,563)	(902,824)	(51,228)
Genuine Parts Co.	Morgan Stanley	(21,062)	(1,880,407)	(2,097,565)	(213,550)
Macy’s, Inc.	Morgan Stanley	(42,852)	(686,022)	(665,920)	19,400
O’Reilly Automotive, Inc.	Morgan Stanley	(10,598)	(3,953,296)	(4,223,409)	(283,216)
Tiffany & Co.	Morgan Stanley	(16,090)	(1,353,942)	(1,490,417)	(139,392)

		(183,248)	(14,330,907)	(14,936,721)	(622,091)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(188,845)	(6,320,990)	(5,474,617)	825,525
Broadcom, Inc.	Morgan Stanley	(19,203)	(5,393,877)	(5,301,372)	93,375
KLA Corp.	Morgan Stanley	(24,352)	(3,397,348)	(3,882,926)	(455,301)
Maxim Integrated Products, Inc.	Morgan Stanley	(32,348)	(2,087,416)	(1,873,273)	253,533
Microchip Technology, Inc.	Morgan Stanley	(36,771)	(3,252,324)	(3,416,394)	(172,103)
Micron Technology, Inc.	Morgan Stanley	(142,988)	(6,681,276)	(6,127,036)	532,213
NVIDIA Corp.	Morgan Stanley	(43,706)	(7,651,861)	(7,607,903)	44,677
Skyworks Solutions, Inc.	Morgan Stanley	(23,754)	(1,844,918)	(1,882,504)	(42,049)

		(511,967)	(36,630,010)	(35,566,025)	1,079,870

Software & Services
Adobe, Inc.	Morgan Stanley	(17,334)	(5,133,299)	(4,788,518)	327,818
Akamai Technologies, Inc.	Morgan Stanley	(25,622)	(2,141,987)	(2,341,338)	(206,530)
ANSYS, Inc.	Morgan Stanley	(11,488)	(2,410,620)	(2,542,984)	(140,420)
Autodesk, Inc.	Morgan Stanley	(31,661)	(4,958,967)	(4,676,330)	266,244
Citrix Systems, Inc.	Morgan Stanley	(8,593)	(796,244)	(829,396)	(42,419)
Fortinet, Inc.	Morgan Stanley	(26,786)	(2,170,633)	(2,056,093)	107,268
Gartner, Inc.	Morgan Stanley	(13,784)	(2,353,342)	(1,970,974)	374,499
Jack Henry & Associates, Inc.	Morgan Stanley	(11,781)	(1,603,291)	(1,719,673)	(116,892)
salesforce.com, Inc.	Morgan Stanley	(23,089)	(3,335,595)	(3,427,331)	(102,820)
Symantec Corp.	Morgan Stanley	(101,158)	(2,098,524)	(2,390,364)	(275,027)

		(271,296)	(27,002,502)	(26,743,001)	191,721

Technology Hardware & Equipment
Corning, Inc.	Morgan Stanley	(120,041)	(3,763,452)	(3,423,569)	388,032
FLIR Systems, Inc.	Morgan Stanley	(19,571)	(924,561)	(1,029,239)	(101,384)
IPG Photonics Corp.	Morgan Stanley	(8,454)	(999,677)	(1,146,362)	(150,127)

The accompanying notes are an integral part of the financial statements.

38

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Western Digital Corp.	Morgan Stanley	(45,331)	$(2,494,827)	$(2,703,541)	$(217,046)

		(193,397)	(8,182,517)	(8,302,711)	(80,525)

Transportation
American Airlines Group, Inc.	Morgan Stanley	(68,962)	(1,906,110)	(1,859,905)	39,798
FedEx Corp.	Morgan Stanley	(27,519)	(4,002,346)	(4,005,941)	(16,858)
JB Hunt Transport Services, Inc.	Morgan Stanley	(17,209)	(1,675,783)	(1,904,176)	(234,046)

		(113,690)	(7,584,239)	(7,770,022)	(211,106)

Utilities
Alliant Energy Corp.	Morgan Stanley	(37,350)	(1,865,049)	(2,014,286)	(142,793)
Ameren Corp.	Morgan Stanley	(38,456)	(2,923,133)	(3,078,403)	(149,376)
American Electric Power Co., Inc.	Morgan Stanley	(78,061)	(7,005,194)	(7,313,535)	(200,541)
American Water Works Co., Inc.	Morgan Stanley	(28,402)	(3,275,772)	(3,528,380)	(190,691)
Atmos Energy Corp.	Morgan Stanley	(18,385)	(1,999,790)	(2,093,868)	(72,650)
CenterPoint Energy, Inc.	Morgan Stanley	(78,353)	(2,175,079)	(2,364,694)	(194,293)
Consolidated Edison, Inc.	Morgan Stanley	(50,488)	(4,330,949)	(4,769,601)	(347,523)
Dominion Energy, Inc.	Morgan Stanley	(117,408)	(8,766,855)	(9,514,744)	(769,575)
DTE Energy Co.	Morgan Stanley	(24,287)	(3,147,179)	(3,229,200)	(90,786)
Duke Energy Corp.	Morgan Stanley	(113,653)	(9,892,269)	(10,894,777)	(1,030,033)
Edison International	Morgan Stanley	(51,244)	(3,620,565)	(3,864,822)	(242,697)
Entergy Corp.	Morgan Stanley	(29,736)	(3,120,034)	(3,489,817)	(361,234)
Evergy, Inc.	Morgan Stanley	(37,297)	(2,253,112)	(2,482,488)	(231,884)
Eversource Energy	Morgan Stanley	(49,540)	(3,792,287)	(4,234,184)	(448,815)
Exelon Corp.	Morgan Stanley	(149,314)	(6,748,993)	(7,213,359)	(484,868)
FirstEnergy Corp.	Morgan Stanley	(77,765)	(3,378,112)	(3,750,606)	(376,786)
NextEra Energy, Inc.	Morgan Stanley	(69,380)	(14,597,449)	(16,164,846)	(1,593,872)
NiSource, Inc.	Morgan Stanley	(58,568)	(1,686,188)	(1,752,355)	(49,612)
Pinnacle West Capital Corp.	Morgan Stanley	(17,393)	(1,592,329)	(1,688,339)	(101,390)
PPL Corp.	Morgan Stanley	(104,742)	(3,069,988)	(3,298,326)	(236,685)
WEC Energy Group, Inc.	Morgan Stanley	(45,801)	(3,986,061)	(4,355,675)	(378,756)
Xcel Energy, Inc.	Morgan Stanley	(81,259)	(4,955,174)	(5,272,897)	(291,215)

		(1,356,882)	(98,181,561)	(106,369,202)	(7,986,075)

Total Reference Entity — Short			(599,995,406)	(617,134,758)	(16,965,045)

Net Value of Reference Entity			$18,762,583	$18,672,409	$(578,184)

*	Includes $(488,010) related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

39

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
LONG POSITIONS — 168.5%
COMMON STOCKS — 168.5%
Automobiles & Components — 1.6%
Aptiv PLC (Jersey)†	24	$2,098
BorgWarner, Inc.†	20	734
Ford Motor Co.†	381	3,490
General Motors Co.†	134	5,022
Gentherm, Inc.†*	121	4,971
Harley-Davidson, Inc.†	14	504
LCI Industries†	108	9,920
Magna International, Inc. (Canada)†	240	12,799
Modine Manufacturing Co.*	1	11

		39,549

Banks — 5.3%
Bank of America Corp.†	892	26,020
BB&T Corp.†	73	3,896
Citigroup, Inc.†	216	14,921
Citizens Financial Group, Inc.†	43	1,521
Comerica, Inc.†	15	990
Fifth Third Bancorp†	70	1,917
First Republic Bank	16	1,547
Huntington Bancshares, Inc.†	100	1,427
JPMorgan Chase & Co.†	306	36,013
KeyCorp.†	96	1,713
M&T Bank Corp.†	13	2,054
People’s United Financial, Inc.†	37	578
PNC Financial Services Group, Inc. (The)†	43	6,027
Regions Financial Corp.†	96	1,519
SunTrust Banks, Inc.†	43	2,958
SVB Financial Group*	5	1,045
US Bancorp†	152	8,412
Wells Fargo & Co.†	422	21,286
Zions Bancorp NA†	16	712

		134,556

Capital Goods — 15.7%
3M Co.†	55	9,042
A.O. Smith Corp.†	16	763
AAR Corp.	103	4,245
Advanced Drainage Systems, Inc.	100	3,227
Aegion Corp.*	4	86
AerCap Holdings NV (Netherlands)*	27	1,478
Aerojet Rocketdyne Holdings, Inc.*	62	3,132
Albany International Corp., Class A†	59	5,319
Allegion PLC (Ireland)	9	933

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
American Woodmark Corp.†*	100	$8,891
AMETEK, Inc.†	21	1,928
Apogee Enterprises, Inc.	3	117
Arconic, Inc.†	42	1,092
Armstrong World Industries, Inc.†	95	9,186
Astronics Corp.†*	37	1,087
AZZ, Inc.†	76	3,311
BMC Stock Holdings, Inc.†*	219	5,733
Boeing Co. (The)†	54	20,545
Builders FirstSource, Inc.†*	702	14,444
Carlisle Cos., Inc.†	41	5,967
Caterpillar, Inc.†	54	6,821
Chart Industries, Inc.†*	114	7,109
CIRCOR International, Inc.*	86	3,229
Columbus McKinnon Corp.	2	73
Crane Co.†	51	4,112
Cubic Corp.	19	1,338
Cummins, Inc.†	16	2,603
Deere & Co.†	31	5,229
Dover Corp.†	15	1,493
Eaton Corp. PLC (Ireland)	41	3,409
Emerson Electric Co.†	59	3,945
Encore Wire Corp.	54	3,039
EnPro Industries, Inc.	19	1,304
Evoqua Water Technologies Corp.*	6	102
Fastenal Co.†	54	1,764
Flowserve Corp.†	13	607
Fluor Corp.	62	1,186
Fortive Corp.†	33	2,262
Fortune Brands Home & Security, Inc.†	13	711
Foundation Building Materials, Inc.*	176	2,726
Gardner Denver Holdings, Inc.†*	151	4,272
General Dynamics Corp.†	28	5,116
General Electric Co.†	834	7,456
GMS, Inc.†*	337	9,679
Great Lakes Dredge & Dock Corp.†*	413	4,316
HD Supply Holdings, Inc.*	107	4,192
HEICO Corp.	56	6,993
Herc Holdings, Inc.†*	136	6,325
Honeywell International, Inc.†	68	11,506
Hubbell, Inc.†	42	5,519
Huntington Ingalls Industries, Inc.	4	847

The accompanying notes are an integral part of the financial statements.

40

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
IDEX Corp.	7	$1,147
Illinois Tool Works, Inc.†	31	4,851
Ingersoll-Rand PLC (Ireland)†	24	2,957
Jacobs Engineering Group, Inc.†	13	1,189
Johnson Controls International PLC (Ireland)	76	3,336
Kennametal, Inc.	2	61
L3Harris Technologies, Inc.†	12	2,504
Lockheed Martin Corp.†	27	10,532
Masco Corp.†	28	1,167
MasTec, Inc.†*	273	17,726
MRC Global, Inc.†*	303	3,675
Mueller Industries, Inc.	71	2,036
Navistar International Corp.†*	336	9,445
Northrop Grumman Corp.†	17	6,371
NOW, Inc.†*	445	5,104
PACCAR, Inc.†	34	2,380
Parker-Hannifin Corp.†	13	2,348
Patrick Industries, Inc.†*	110	4,717
Pentair PLC (Ireland)†	17	643
Quanex Building Products Corp.	49	886
Quanta Services, Inc.†	14	529
Raytheon Co.†	27	5,297
Regal Beloit Corp.†	102	7,431
REV Group, Inc.	6	69
Rexnord Corp.†*	256	6,925
Rockwell Automation, Inc.†	12	1,978
Roper Technologies, Inc.	9	3,209
SiteOne Landscape Supply, Inc.*	50	3,701
Snap-on, Inc.	6	939
SPX Corp.†*	163	6,522
Standex International Corp.	38	2,772
Stanley Black & Decker, Inc.†	15	2,166
Systemax, Inc.	40	880
Terex Corp.†	188	4,882
Textron, Inc.†	22	1,077
Timken Co. (The)†	12	522
TransDigm Group, Inc.	5	2,603
Trex Co., Inc.†*	94	8,547
Triumph Group, Inc.†	313	7,161
United Rentals, Inc.*	8	997
United Technologies Corp.†	83	11,331
Universal Forest Products, Inc.†	124	4,945

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Wabash National Corp.†	38	$551
Wabtec Corp.	17	1,222
Welbilt, Inc.*	16	270
Wesco Aircraft Holdings, Inc.*	390	4,294
WillScot Corp.†*	32	499
WW Grainger, Inc.	6	1,783
Xylem, Inc.†	17	1,354

		397,340

Commercial & Professional Services — 4.6%
ABM Industries, Inc.	91	3,305
Advanced Disposal Services, Inc.*	9	293
ASGN, Inc.†*	79	4,966
BrightView Holdings, Inc.*	141	2,418
Cintas Corp.	10	2,681
Clean Harbors, Inc.†*	33	2,548
Copart, Inc.†*	23	1,848
CoStar Group, Inc.*	13	7,712
Ennis, Inc.	26	525
Equifax, Inc.†	12	1,688
Franklin Covey Co.*	2	70
Heidrick & Struggles International, Inc.	69	1,884
Heritage-Crystal Clean, Inc.*	3	79
Herman Miller, Inc.†	213	9,817
IAA, Inc.*	4	167
IHS Markit Ltd. (Bermuda)†*	38	2,541
KAR Auction Services, Inc.	109	2,676
Kelly Services, Inc., Class A	75	1,816
Kforce, Inc.	43	1,627
Knoll, Inc.	83	2,104
ManpowerGroup, Inc.†	84	7,076
Nielsen Holdings PLC (United Kingdom)†	34	722
Pitney Bowes, Inc.†	1,696	7,751
Quad/Graphics, Inc.	136	1,429
Republic Services, Inc.†	30	2,596
Resources Connection, Inc.	64	1,087
Robert Half International, Inc.†	12	668
Rollins, Inc.	32	1,090
Steelcase, Inc., Class A	47	865
Team, Inc.*	131	2,365
Thomson Reuters Corp. (Canada)†	150	10,032
TransUnion†	127	10,301
TriNet Group, Inc.*	47	2,923

The accompanying notes are an integral part of the financial statements.

41

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
TrueBlue, Inc.*	25	$528
UniFirst Corp.†	42	8,195
Verisk Analytics, Inc.†	16	2,530
Waste Management, Inc.†	40	4,600

		115,523

Consumer Durables & Apparel — 4.1%
BRP, Inc., sub-voting shares (Canada)	13	506
Brunswick Corp.†	220	11,466
Capri Holdings Ltd. (British Virgin Islands)†*	14	464
Carter’s, Inc.†	75	6,841
Cavco Industries, Inc.*	1	192
Deckers Outdoor Corp.*	5	737
DR Horton, Inc.†	35	1,845
Ethan Allen Interiors, Inc.	32	611
Garmin Ltd. (Switzerland)†	18	1,524
Hanesbrands, Inc.	34	521
Hasbro, Inc.†	13	1,543
Installed Building Products, Inc.†*	99	5,677
Johnson Outdoors, Inc., Class A	3	176
La-Z-Boy, Inc.†	119	3,997
Leggett & Platt, Inc.†	13	532
Lennar Corp., Class A†	31	1,731
Malibu Boats, Inc., Class A*	84	2,577
Mattel, Inc.†*	970	11,048
Meritage Homes Corp.*	7	492
Mohawk Industries, Inc.*	7	868
Newell Brands, Inc.†	41	768
NIKE, Inc., Class B†	150	14,088
Oxford Industries, Inc.	33	2,366
PulteGroup, Inc.†	27	987
PVH Corp.	8	706
Ralph Lauren Corp.	7	668
Skyline Champion Corp.†*	229	6,891
Sonos, Inc.*	1	13
Tapestry, Inc.†	27	703
TopBuild Corp.†*	154	14,850
Under Armour, Inc., Class C†*	43	780
Universal Electronics, Inc.*	70	3,563
VF Corp.†	38	3,382
Whirlpool Corp.	6	950

		104,063

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 6.6%
Adtalem Global Education, Inc.*	43	$1,638
BJ’s Restaurants, Inc.†	88	3,418
Boyd Gaming Corp.†	156	3,736
Bright Horizons Family Solutions, Inc.*	11	1,677
Career Education Corp.†*	350	5,561
Carnival Corp. (Panama)†	66	2,885
Cheesecake Factory, Inc. (The)†	246	10,253
Chipotle Mexican Grill, Inc.*	2	1,681
Choice Hotels International, Inc.	6	534
Churchill Downs, Inc.	2	247
Cracker Barrel Old Country Store, Inc.†	63	10,247
Darden Restaurants, Inc.†	11	1,300
Dave & Buster’s Entertainment, Inc.	118	4,596
Denny’s Corp.*	170	3,870
Dine Brands Global, Inc.	39	2,959
Dunkin’ Brands Group, Inc.	51	4,047
Everi Holdings, Inc.†*	496	4,196
frontdoor, Inc.*	52	2,526
Grand Canyon Education, Inc.*	62	6,088
H&R Block, Inc.†	19	449
Hilton Worldwide Holdings, Inc.†	28	2,607
International Game Technology PLC (United Kingdom)†	45	639
International Speedway Corp., Class A	86	3,871
K12, Inc.†*	162	4,277
Laureate Education, Inc., Class A†*	612	10,144
Marriott International, Inc., Class A†	31	3,855
McDonald’s Corp.†	73	15,674
MGM Resorts International†	50	1,386
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	20	1,035
Planet Fitness, Inc., Class A†*	190	10,995
Restaurant Brands International, Inc. (Canada)	54	3,842
Royal Caribbean Cruises Ltd. (Liberia)†	20	2,167
Ruth’s Hospitality Group, Inc.	113	2,307
Scientific Games Corp.†*	54	1,099
SeaWorld Entertainment, Inc.†*	275	7,238
Service Corp. International	2	96
ServiceMaster Global Holdings, Inc.*	3	168

The accompanying notes are an integral part of the financial statements.

42

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Starbucks Corp.†	115	$10,168
Strategic Education, Inc.	35	4,756
Wendy’s Co. (The)	250	4,995
Wynn Resorts Ltd.	10	1,087
Yum! Brands, Inc.†	30	3,403

		167,717

Diversified Financials — 5.4%
Affiliated Managers Group, Inc.	5	417
American Express Co.†	79	9,344
Ameriprise Financial, Inc.†	13	1,912
Bank of New York Mellon Corp. (The)†	90	4,069
Berkshire Hathaway, Inc., Class B†*	235	48,885
BlackRock, Inc.†	15	6,685
Capital One Financial Corp.†	44	4,003
Cboe Global Markets, Inc.	10	1,149
Charles Schwab Corp. (The)†	125	5,229
CME Group, Inc.†	34	7,186
Discover Financial Services†	30	2,433
E*TRADE Financial Corp.†	23	1,005
Franklin Resources, Inc.†	49	1,414
Goldman Sachs Group, Inc. (The)†	35	7,253
Intercontinental Exchange, Inc.†	53	4,890
Invesco Ltd. (Bermuda)†	39	661
MarketAxess Holdings, Inc.	3	982
Moody’s Corp.†	18	3,687
Morgan Stanley†	158	6,742
MSCI, Inc.	8	1,742
Nasdaq, Inc.†	16	1,590
Northern Trust Corp.†	21	1,960
Raymond James Financial, Inc.†	14	1,154
S&P Global, Inc.†	24	5,880
State Street Corp.†	36	2,131
Synchrony Financial†	63	2,148
T Rowe Price Group, Inc.†	22	2,514

		137,065

Energy — 8.4%
Antero Resources Corp.†*	4,397	13,279
Apache Corp.†	35	896
Cabot Oil & Gas Corp.†	39	685
Cactus, Inc., Class A†*	95	2,749
California Resources Corp.*	426	4,345
Callon Petroleum Co.*	662	2,873
Chevron Corp.†	182	21,585

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Cimarex Energy Co.	9	$431
CNX Resources Corp.*	4	29
Concho Resources, Inc.†	19	1,290
ConocoPhillips†	106	6,040
CONSOL Energy, Inc.†*	118	1,844
Crescent Point Energy Corp. (Canada)†	880	3,749
CVR Energy, Inc.†	80	3,522
Denbury Resources, Inc.*	34	40
Devon Energy Corp.†	39	938
DHT Holdings, Inc. (Marshall Islands)†	690	4,244
Diamondback Energy, Inc.	15	1,349
DMC Global, Inc.	1	44
Dorian LPG Ltd. (Marshall Islands)*	230	2,383
Enbridge, Inc. (Canada)†	487	17,084
Enerplus Corp. (Canada)	232	1,726
EOG Resources, Inc.†	55	4,082
EQT Corp.	7	74
Exxon Mobil Corp.†	404	28,526
Gulfport Energy Corp.†*	1,017	2,756
Halliburton Co.†	84	1,583
Helix Energy Solutions Group, Inc.*	1	8
Helmerich & Payne, Inc.	11	441
Hess Corp.†	29	1,754
HollyFrontier Corp.†	16	858
Keane Group, Inc.†*	894	5,418
Kinder Morgan, Inc.†	217	4,472
Marathon Oil Corp.†	77	945
Marathon Petroleum Corp.	63	3,827
Matrix Service Co.*	23	394
Nabors Industries Ltd. (Bermuda)†	793	1,483
National Oilwell Varco, Inc.†	36	763
Newpark Resources, Inc.*	13	99
Noble Energy, Inc.†	47	1,056
Occidental Petroleum Corp.†	72	3,202
Oil States International, Inc.*	9	120
ONEOK, Inc.†	40	2,948
Patterson-UTI Energy, Inc.†	1,074	9,183
PDC Energy, Inc.*	13	361
Phillips 66†	42	4,301
Pioneer Natural Resources Co.†	16	2,012
QEP Resources, Inc.†	297	1,099
Range Resources Corp.†	2,219	8,477

The accompanying notes are an integral part of the financial statements.

43

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Schlumberger Ltd. (Curacao)†	133	$4,545
SEACOR Holdings, Inc.*	44	2,071
Select Energy Services, Inc., Class A*	311	2,693
Ship Finance International Ltd. (Bermuda)	18	253
SRC Energy, Inc.*	300	1,398
Suncor Energy, Inc. (Canada)	107	3,379
TechnipFMC PLC (United Kingdom)†	42	1,014
Transocean Ltd. (Switzerland)*	178	796
US Silica Holdings, Inc.†	628	6,004
Valero Energy Corp.†	39	3,324
W&T Offshore, Inc.*	517	2,259
Williams Cos., Inc. (The)†	115	2,767
World Fuel Services Corp.	22	879

		212,749

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.†	42	12,101
Ingles Markets, Inc., Class A	18	699
Kroger Co. (The)†	77	1,985
Sprouts Farmers Market, Inc.†*	495	9,573
Sysco Corp.†	49	3,891
US Foods Holding Corp.†*	325	13,358
Walgreens Boots Alliance, Inc.†	87	4,812
Walmart, Inc.†	272	32,281
Weis Markets, Inc.	40	1,526

		80,226

Food, Beverage & Tobacco — 5.1%
Altria Group, Inc.†	179	7,321
Archer-Daniels-Midland Co.†	53	2,177
Brown-Forman Corp., Class B	46	2,888
Calavo Growers, Inc.	35	3,331
Campbell Soup Co.†	29	1,361
Coca-Cola Co. (The)†	409	22,266
Conagra Brands, Inc.	47	1,442
Constellation Brands, Inc., Class A†	19	3,938
General Mills, Inc.†	58	3,197
Hain Celestial Group, Inc. (The)*	184	3,951
Hershey Co. (The)†	21	3,255
Hormel Foods Corp.	51	2,230
Hostess Brands, Inc.*	58	811
JM Smucker Co. (The)†	11	1,210
John B. Sanfilippo & Son, Inc.	23	2,222

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellogg Co.†	33	$2,124
Kraft Heinz Co. (The)†	117	3,268
Lamb Weston Holdings, Inc.	13	945
McCormick & Co., Inc., non-voting shares†	13	2,032
Molson Coors Brewing Co., Class B†	21	1,208
Mondelez International, Inc., Class A†	137	7,579
Monster Beverage Corp.†*	52	3,019
PepsiCo, Inc.†	134	18,371
Philip Morris International, Inc.†	148	11,238
Pilgrim’s Pride Corp.†*	13	417
Sanderson Farms, Inc.	26	3,935
Simply Good Foods Co. (The)†*	174	5,044
Tootsie Roll Industries, Inc.	72	2,674
Tyson Foods, Inc., Class A†	35	3,015
Universal Corp.†	77	4,220
Vector Group Ltd.	2	24

		130,713

Health Care Equipment & Services — 10.7%
Abbott Laboratories†	168	14,057
ABIOMED, Inc.†*	5	889
Align Technology, Inc.†*	7	1,266
Allscripts Healthcare Solutions, Inc.†*	244	2,679
Amedisys, Inc.*	4	524
AmerisourceBergen Corp.†	20	1,647
AngioDynamics, Inc.*	134	2,468
Anthem, Inc.†	24	5,762
Baxter International, Inc.†	49	4,286
Becton Dickinson and Co.†	26	6,577
BioTelemetry, Inc.*	66	2,688
Boston Scientific Corp.†*	133	5,412
Brookdale Senior Living, Inc.*	3	23
Cardinal Health, Inc.†	29	1,369
Centene Corp.†*	39	1,687
Cerner Corp.†	31	2,113
Cigna Corp.†	37	5,616
CONMED Corp.	15	1,442
Cooper Cos., Inc. (The)	5	1,485
Corindus Vascular Robotics, Inc.*	660	2,825
CorVel Corp.*	19	1,438
Covetrus, Inc.*	2	24
CVS Health Corp.†	125	7,884

The accompanying notes are an integral part of the financial statements.

44

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Danaher Corp.†	69	$9,966
DaVita, Inc.†*	16	913
DENTSPLY SIRONA, Inc.†	21	1,120
Edwards Lifesciences Corp.†*	20	4,398
Haemonetics Corp.*	3	378
HCA Healthcare, Inc.†	32	3,853
HealthEquity, Inc.†*	252	14,401
Henry Schein, Inc.†*	14	889
Hill-Rom Holdings, Inc.†	61	6,419
HMS Holdings Corp.†*	277	9,547
Hologic, Inc.†*	25	1,262
Humana, Inc.†	13	3,324
IDEXX Laboratories, Inc.*	8	2,175
Inmode Ltd. (Israel)*	35	753
Inovalon Holdings, Inc., Class A*	187	3,065
Integer Holdings Corp.*	23	1,738
Intuitive Surgical, Inc.†*	11	5,939
Laboratory Corp. of America Holdings*	10	1,680
Lantheus Holdings, Inc.*	117	2,933
LHC Group, Inc.*	36	4,088
Magellan Health, Inc.*	67	4,161
McKesson Corp.†	18	2,460
Medtronic PLC (Ireland)†	129	14,012
Meridian Bioscience, Inc.	91	864
Molina Healthcare, Inc.*	19	2,085
National Research Corp.	1	58
Natus Medical, Inc.†*	125	3,980
Neogen Corp.*	1	68
Nevro Corp.*	5	430
NextGen Healthcare, Inc.†*	43	674
Novocure Ltd. (Jersey)†*	200	14,956
NuVasive, Inc.*	20	1,268
Omnicell, Inc.†*	114	8,239
Quest Diagnostics, Inc.†	13	1,391
ResMed, Inc.†	13	1,756
STERIS PLC (Ireland)	24	3,468
Stryker Corp.†	36	7,787
Teladoc Health, Inc.*	71	4,808
Teleflex, Inc.	5	1,699
Tivity Health, Inc.*	174	2,894
UnitedHealth Group, Inc.†	91	19,776
Universal Health Services, Inc., Class B	8	1,190

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Varex Imaging Corp.†*	2	$57
Varian Medical Systems, Inc.*	8	953
Veeva Systems, Inc., Class A†*	94	14,353
WellCare Health Plans, Inc.*	4	1,037
West Pharmaceutical Services, Inc.†	3	425
Zimmer Biomet Holdings, Inc.†	19	2,608

		270,459

Household & Personal Products — 2.9%
Church & Dwight Co., Inc.†	24	1,806
Clorox Co. (The)†	12	1,822
Colgate-Palmolive Co.†	82	6,028
Coty, Inc., Class A†	72	757
Edgewell Personal Care Co.*	61	1,982
elf Beauty, Inc.*	263	4,605
Estee Lauder Cos., Inc. (The), Class A†	35	6,963
Kimberly-Clark Corp.†	33	4,688
Procter & Gamble Co. (The)†	239	29,727
Spectrum Brands Holdings, Inc.†	283	14,920

		73,298

Insurance — 2.3%
Aflac, Inc.†	70	3,662
Allstate Corp. (The)†	31	3,369
American International Group, Inc.†	83	4,623
Aon PLC (United Kingdom)†	23	4,452
Arthur J Gallagher & Co.†	18	1,612
Assurant, Inc.	6	755
Chubb Ltd. (Switzerland)†	43	6,942
Cincinnati Financial Corp.†	15	1,750
Everest Re Group Ltd. (Bermuda)	3	798
Globe Life, Inc.	11	1,053
Hartford Financial Services Group, Inc. (The)†	34	2,061
Lincoln National Corp.†	20	1,206
Loews Corp.†	29	1,493
Marsh & McLennan Cos., Inc.†	49	4,902
MetLife, Inc.†	89	4,197
Principal Financial Group, Inc.†	26	1,486
Progressive Corp. (The)†	55	4,249
Prudential Financial, Inc.†	38	3,418
Travelers Cos., Inc. (The)†	25	3,717
Unum Group†	20	594
Willis Towers Watson PLC (Ireland)†	12	2,316

		58,655

The accompanying notes are an integral part of the financial statements.

45

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 8.5%
A. Schulman, Inc. CVR†(a)*	136	$71
Air Products & Chemicals, Inc.†	21	4,659
AK Steel Holding Corp.†*	4,595	10,431
Alamos Gold, Inc., Class A (Canada)	699	4,054
Albemarle Corp.	10	695
Amcor PLC (Jersey)	155	1,511
Ashland Global Holdings, Inc.†	162	12,482
Avery Dennison Corp.	9	1,022
Axalta Coating Systems Ltd. (Bermuda)†*	228	6,874
Ball Corp.†	32	2,330
Berry Global Group, Inc.*	64	2,513
Cabot Corp.	4	181
Carpenter Technology Corp.†	70	3,616
Celanese Corp.†	12	1,467
CF Industries Holdings, Inc.†	21	1,033
Commercial Metals Co.	6	104
Corteva, Inc.	71	1,988
Dow, Inc.†	71	3,383
DuPont de Nemours, Inc.†	72	5,134
Eastman Chemical Co.†	13	960
Ecolab, Inc.†	28	5,545
Element Solutions, Inc.†*	983	10,007
First Majestic Silver Corp. (Canada)*	262	2,382
FMC Corp.†	13	1,140
Franco-Nevada Corp. (Canada)	50	4,558
Freeport-McMoRan, Inc.†	139	1,330
Graphic Packaging Holding Co.†	319	4,705
Innophos Holdings, Inc.	9	292
Innospec, Inc.†	74	6,596
International Flavors & Fragrances, Inc.	11	1,350
International Paper Co.†	38	1,589
Kinross Gold Corp. (Canada)*	8	37
Koppers Holdings, Inc.*	75	2,191
Linde PLC (Ireland)†	50	9,686
Livent Corp.*	30	201
LyondellBasell Industries NV, Class A (Netherlands)†	35	3,131
Martin Marietta Materials, Inc.	6	1,645
Minerals Technologies, Inc.†	106	5,628
Mosaic Co. (The)†	36	738
Neenah, Inc.	29	1,888
New Gold, Inc. (Canada)*	40	40

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
NewMarket Corp.†	23	$10,858
Newmont Goldcorp Corp.†	79	2,996
Novagold Resources, Inc. (Canada)*	16	97
Nucor Corp.†	29	1,476
Packaging Corp. of America	9	955
PolyOne Corp.	119	3,885
PPG Industries, Inc.†	23	2,726
Quaker Chemical Corp.	3	474
Reliance Steel & Aluminum Co.†	173	17,241
Royal Gold, Inc.	10	1,232
Schnitzer Steel Industries, Inc., Class A	17	351
Scotts Miracle-Gro Co. (The)†	171	17,411
Sealed Air Corp.†	15	623
Sensient Technologies Corp.†	59	4,050
Sherwin-Williams Co. (The)†	9	4,949
Steel Dynamics, Inc.†	272	8,106
Summit Materials, Inc., Class A†*	166	3,685
Vulcan Materials Co.†	12	1,815
Westrock Co.	24	875
Wheaton Precious Metals Corp. (Canada)	54	1,417
Worthington Industries, Inc.	10	360

		214,769

Media & Entertainment — 9.7%
Activision Blizzard, Inc.†	73	3,863
Alphabet, Inc., Class A†*	66	80,595
Altice USA, Inc., Class A*	7	201
AMC Networks, Inc., Class A†*	102	5,014
CBS Corp., Class B, non-voting shares†	35	1,413
Charter Communications, Inc., Class A†*	21	8,655
Cinemark Holdings, Inc.	78	3,014
Comcast Corp., Class A†	434	19,565
Discovery, Inc., Class A†*	68	1,811
DISH Network Corp., Class A*	44	1,499
Electronic Arts, Inc.†*	28	2,739
Emerald Expositions Events, Inc.	61	594
Facebook, Inc., Class A†*	272	48,438
Fox Corp., Class A	59	1,861
IAC/InterActiveCorp.*	9	1,962

The accompanying notes are an integral part of the financial statements.

46

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Interpublic Group of Cos., Inc. (The)†	37	$798
Lions Gate Entertainment Corp., Class B (Canada)	1	9
Loral Space & Communications, Inc.†*	30	1,242
Meredith Corp.	60	2,200
MSG Networks, Inc., Class A†*	58	941
National CineMedia, Inc.	139	1,140
Netflix, Inc.†*	41	10,972
New York Times Co. (The), Class A	13	370
News Corp., Class A	55	766
Omnicom Group, Inc.†	21	1,644
Pinterest, Inc., Class A*	94	2,486
Snap, Inc., Class A†*	846	13,367
Take-Two Interactive Software, Inc.*	10	1,253
TechTarget, Inc.*	28	631
TripAdvisor, Inc.†*	13	503
Twitter, Inc.†*	74	3,049
Viacom, Inc., Class B†	38	913
Walt Disney Co. (The)†	171	22,285
WideOpenWest, Inc.*	5	31
Yelp, Inc.*	45	1,564

		247,388

Pharmaceuticals, Biotechnology & Life Sciences — 13.6%
AbbVie, Inc.†	141	10,677
ACADIA Pharmaceuticals, Inc.†*	159	5,722
Agilent Technologies, Inc.†	29	2,222
Alexion Pharmaceuticals, Inc.†*	21	2,057
Allergan PLC (Ireland)†	31	5,217
Amgen, Inc.†	57	11,030
Anika Therapeutics, Inc.*	17	933
Arrowhead Pharmaceuticals, Inc.†*	544	15,330
Bausch Health Cos, Inc. (Canada)†*	307	6,708
Biogen, Inc.†*	18	4,191
Bio-Rad Laboratories, Inc., Class A†*	37	12,311
Bristol-Myers Squibb Co.†	157	7,961
Bruker Corp.†	8	351
Cambrex Corp.*	15	892
Catalyst Pharmaceuticals, Inc.*	298	1,582
Celgene Corp.†*	67	6,653
Coherus Biosciences, Inc.*	47	952
Eagle Pharmaceuticals, Inc.†*	101	5,714
Eli Lilly & Co.†	93	10,400

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Enanta Pharmaceuticals, Inc.†*	82	$4,927
Exelixis, Inc.†*	988	17,473
FibroGen, Inc.†*	207	7,655
Flexion Therapeutics, Inc.*	4	55
Genomic Health, Inc.†*	105	7,121
Gilead Sciences, Inc.†	122	7,732
Heron Therapeutics, Inc.*	36	666
Illumina, Inc.†*	14	4,259
Incyte Corp.†*	21	1,559
Innoviva, Inc.†*	398	4,195
Intercept Pharmaceuticals, Inc.*	4	265
Ionis Pharmaceuticals, Inc.†*	349	20,909
IQVIA Holdings, Inc.†*	19	2,838
Jazz Pharmaceuticals PLC (Ireland)*	15	1,922
Johnson & Johnson†	253	32,733
Medpace Holdings, Inc.†*	33	2,773
Merck & Co., Inc.†	246	20,708
Mettler-Toledo International, Inc.*	2	1,409
Momenta Pharmaceuticals, Inc.*	91	1,179
Mylan NV (Netherlands)†*	50	989
Natera, Inc.†*	264	8,659
Nektar Therapeutics*	16	291
Neurocrine Biosciences, Inc.†*	36	3,244
Pacira BioSciences, Inc.†*	79	3,008
PerkinElmer, Inc.	11	937
Perrigo Co. PLC (Ireland)†	13	727
Pfizer, Inc.†	529	19,007
Portola Pharmaceuticals, Inc.†*	276	7,402
Principia Biopharma, Inc.*	18	508
Radius Health, Inc.*	148	3,811
Regeneron Pharmaceuticals, Inc.†*	12	3,329
Repligen Corp.*	87	6,672
Seattle Genetics, Inc.*	5	427
Supernus Pharmaceuticals, Inc.†*	141	3,875
Theravance Biopharma, Inc. (Cayman Islands)*	11	214
Thermo Fisher Scientific, Inc.†	39	11,360
United Therapeutics Corp.*	10	798
Vanda Pharmaceuticals, Inc.†*	499	6,627
Vertex Pharmaceuticals, Inc.†*	24	4,066
Waters Corp.*	7	1,563

The accompanying notes are an integral part of the financial statements.

47

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Xencor, Inc.*	27	$911
Zoetis, Inc.†	45	5,607

		345,313

Real Estate — 3.0%
Alexandria Real Estate Equities, Inc., REIT	10	1,540
American Tower Corp., REIT†	42	9,287
Apartment Investment & Management Co., Class A, REIT	14	730
AvalonBay Communities, Inc., REIT†	13	2,799
Boston Properties, Inc., REIT†	14	1,815
CBRE Group, Inc., Class A†*	32	1,696
Crown Castle International Corp., REIT†	39	5,421
Digital Realty Trust, Inc., REIT†	19	2,466
Duke Realty Corp., REIT†	34	1,155
Equinix, Inc., REIT†	8	4,614
Equity Residential, REIT†	35	3,019
Essex Property Trust, Inc., REIT	6	1,960
Extra Space Storage, Inc., REIT†	12	1,402
Federal Realty Investment Trust, REIT	8	1,089
HCP, Inc., REIT†	46	1,639
Host Hotels & Resorts, Inc., REIT†	70	1,210
Iron Mountain, Inc., REIT†	27	875
Kimco Realty Corp., REIT†	40	835
Macerich Co. (The), REIT†	14	442
Mid-America Apartment Communities, Inc., REIT	10	1,300
Prologis, Inc., REIT†	60	5,113
Public Storage, REIT†	17	4,170
Realty Income Corp., REIT†	30	2,300
Regency Centers Corp., REIT†	16	1,112
SBA Communications Corp., REIT	11	2,653
Simon Property Group, Inc., REIT†	29	4,514
SL Green Realty Corp., REIT	8	654
UDR, Inc., REIT†	28	1,357
Ventas, Inc., REIT†	35	2,556
Vornado Realty Trust, REIT†	18	1,146
Welltower, Inc., REIT†	39	3,535
Weyerhaeuser Co., REIT†	71	1,967

		76,371

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 10.8%
1-800-Flowers.com, Inc., Class A*	201	$2,974
Aaron’s, Inc.	77	4,948
Advance Auto Parts, Inc.	7	1,158
Amazon.com, Inc.†*	47	81,588
AutoZone, Inc.*	3	3,254
Best Buy Co., Inc.†	26	1,794
Big Lots, Inc.†	467	11,441
Booking Holdings, Inc.†*	4	7,850
Caleres, Inc.†	540	12,641
CarMax, Inc.†*	16	1,408
Designer Brands, Inc., Class A	325	5,564
Dollar General Corp.†	25	3,973
Dollar Tree, Inc.†*	22	2,512
eBay, Inc.†	80	3,118
Expedia Group, Inc.†	14	1,882
Five Below, Inc.*	31	3,909
Floor & Decor Holdings, Inc., Class A†*	198	10,128
Funko, Inc., Class A*	10	206
Gap, Inc. (The)†	37	642
Genesco, Inc.†*	49	1,961
Genuine Parts Co.†	14	1,394
Group 1 Automotive, Inc.†	92	8,493
Guess?, Inc.	234	4,336
Home Depot, Inc. (The)†	105	24,362
Hudson Ltd., Class A (Bermuda)*	73	896
Kohl’s Corp.†	15	745
L Brands, Inc.†	27	529
LKQ Corp.†*	29	912
Lowe’s Cos., Inc.†	75	8,247
Macy’s, Inc.	30	466
Michaels Cos., Inc. (The)†*	177	1,733
Monro, Inc.	34	2,686
National Vision Holdings, Inc.*	82	1,974
Nordstrom, Inc.†	15	505
O’Reilly Automotive, Inc.*	8	3,188
Pool Corp.†	3	605
Ross Stores, Inc.†	35	3,845
Rubicon Project, Inc. (The)*	273	2,378
Shutterstock, Inc.*	70	2,528
Signet Jewelers Ltd. (Bermuda)†	830	13,911
Sleep Number Corp.*	115	4,752
Sonic Automotive, Inc., Class A	76	2,387
Stitch Fix, Inc., Class A*	166	3,196

The accompanying notes are an integral part of the financial statements.

48

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Target Corp.†	50	$5,346
Tiffany & Co.†	12	1,112
TJX Cos., Inc. (The)†	115	6,410
Tractor Supply Co.†	12	1,085
Ulta Beauty, Inc.*	5	1,253
Zumiez, Inc.†*	76	2,407

		274,632

Semiconductors & Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc.†*	113	3,276
Ambarella, Inc. (Cayman Islands)*	85	5,341
Amkor Technology, Inc.*	213	1,938
Analog Devices, Inc.†	35	3,911
Applied Materials, Inc.†	88	4,391
Broadcom, Inc.†	37	10,215
Cirrus Logic, Inc.†*	275	14,734
Cree, Inc.†*	257	12,593
Cypress Semiconductor Corp.	3	70
Diodes, Inc.†*	98	3,935
Enphase Energy, Inc.†*	430	9,559
FormFactor, Inc.*	98	1,827
Impinj, Inc.†*	164	5,056
Intel Corp.†	423	21,797
KLA Corp.†	16	2,551
Lam Research Corp.†	15	3,467
Lattice Semiconductor Corp.†*	711	13,001
Marvell Technology Group Ltd. (Bermuda)	808	20,176
Maxim Integrated Products, Inc.†	26	1,506
Microchip Technology, Inc.†	25	2,323
Micron Technology, Inc.†*	108	4,628
NVIDIA Corp.†	58	10,096
Photronics, Inc.*	11	120
Qorvo, Inc.†*	11	816
QUALCOMM, Inc.†	116	8,848
Rambus, Inc.*	186	2,441
Skyworks Solutions, Inc.†	16	1,268
SMART Global Holdings, Inc. (Cayman Islands)*	12	306
Synaptics, Inc.†*	107	4,275
Texas Instruments, Inc.†	92	11,890
Ultra Clean Holdings, Inc.*	5	73
Universal Display Corp.†	122	20,484
Versum Materials, Inc.†	72	3,811

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Xilinx, Inc.†	24	$2,302

		213,025

Software & Services — 18.7%
Accenture PLC, Class A (Ireland)†	60	11,541
Adobe, Inc.†*	46	12,707
Akamai Technologies, Inc.†*	15	1,371
Alarm.com Holdings, Inc.†*	104	4,851
Alliance Data Systems Corp.	5	641
Alteryx, Inc., Class A*	106	11,388
ANSYS, Inc.*	8	1,771
Appfolio, Inc., Class A†*	2	190
Aspen Technology, Inc.†*	92	11,323
Autodesk, Inc.†*	21	3,102
Automatic Data Processing, Inc.†	42	6,780
Avalara, Inc.†*	45	3,028
Avaya Holdings Corp.*	91	931
Blackline, Inc.*	9	430
Booz Allen Hamilton Holding Corp.†	135	9,588
Broadridge Financial Solutions, Inc.	11	1,369
CACI International, Inc., Class A†*	13	3,006
Cadence Design Systems, Inc.†*	26	1,718
Carbon Black, Inc.*	108	2,807
Cardtronics PLC, Class A (United Kingdom)*	54	1,633
Ceridian HCM Holding, Inc.*	23	1,136
Cision Ltd. (Cayman Islands)†*	122	938
Citrix Systems, Inc.†	13	1,255
Cloudera, Inc.*	109	966
Cognizant Technology Solutions Corp., Class A†	52	3,134
CSG Systems International, Inc.†	139	7,184
Descartes Systems Group, Inc. (The) (Canada)*	25	1,008
Digimarc Corp.*	5	195
Digital Turbine, Inc.*	409	2,636
DocuSign, Inc.*	15	929
DXC Technology Co.†	25	737
Endurance International Group Holdings, Inc.†*	116	435
Euronet Worldwide, Inc.*	14	2,048
Fair Isaac Corp.†*	10	3,035
Fidelity National Information Services, Inc.†	30	3,983

The accompanying notes are an integral part of the financial statements.

49

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fiserv, Inc.†*	37	$3,833
FleetCor Technologies, Inc.*	8	2,294
Fortinet, Inc.†*	16	1,228
Gartner, Inc.*	9	1,287
Global Payments, Inc.†	15	2,385
Globant SA (Luxembourg)†*	84	7,693
GTT Communications, Inc.*	48	452
Hackett Group, Inc. (The)	15	247
International Business Machines Corp.†	85	12,361
Intuit, Inc.†	24	6,383
Jack Henry & Associates, Inc.	8	1,168
KBR, Inc.	86	2,110
Leidos Holdings, Inc.†	13	1,116
Manhattan Associates, Inc.†*	68	5,486
ManTech International Corp., Class A	43	3,071
Mastercard, Inc., Class A†	97	26,342
MAXIMUS, Inc.	33	2,550
Microsoft Corp.†	730	101,492
MobileIron, Inc.*	192	1,257
Model N, Inc.*	92	2,554
Nuance Communications, Inc.†*	476	7,764
Open Text Corp. (Canada)†	12	490
Oracle Corp.†	330	18,160
Paychex, Inc.†	35	2,897
Paycom Software, Inc.†*	45	9,427
Paylocity Holding Corp.†*	137	13,368
PayPal Holdings, Inc.†*	112	11,602
Paysign, Inc.*	51	515
Perspecta, Inc.†	308	8,045
Progress Software Corp.†	55	2,093
Proofpoint, Inc.*	4	516
PROS Holdings, Inc.*	58	3,457
Qualys, Inc.†*	109	8,237
Sabre Corp.	194	4,345
salesforce.com, Inc.†*	74	10,985
Science Applications International Corp.	32	2,795
SPS Commerce, Inc.†*	157	7,390
Switch, Inc., Class A	4	62
Sykes Enterprises, Inc.*	15	460
Symantec Corp.†	58	1,371
Synopsys, Inc.†*	14	1,922
TiVo Corp.	457	3,480

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Trade Desk, Inc. (The), Class A*	25	$4,689
TTEC Holdings, Inc.	56	2,681
Upland Software, Inc.†*	29	1,011
Verint Systems, Inc.†*	80	3,422
VeriSign, Inc.†*	11	2,075
Visa, Inc., Class A†	207	35,606
Western Union Co. (The)†	40	927

		474,895

Technology Hardware & Equipment — 9.2%
Amphenol Corp., Class A†	30	2,895
Apple, Inc.†	432	96,755
Arista Networks, Inc.†*	7	1,672
Arrow Electronics, Inc.†*	59	4,400
Badger Meter, Inc.†	60	3,222
Benchmark Electronics, Inc.	140	4,068
CDW Corp.†	14	1,725
Celestica, Inc. (Canada)*	90	645
Cisco Systems, Inc.†	408	20,159
Cognex Corp.†	48	2,358
Comtech Telecommunications Corp.	82	2,665
Corning, Inc.†	75	2,139
Diebold Nixdorf, Inc.†*	744	8,333
EchoStar Corp., Class A*	36	1,426
ePlus, Inc.*	6	457
F5 Networks, Inc.*	5	702
FARO Technologies, Inc.*	21	1,015
FLIR Systems, Inc.†	13	684
Hewlett Packard Enterprise Co.†	125	1,896
HP, Inc.†	142	2,687
II-VI, Inc.*	8	282
IPG Photonics Corp.*	5	678
Jabil, Inc.	82	2,933
Juniper Networks, Inc.†	33	817
Keysight Technologies, Inc.†*	17	1,653
Knowles Corp.*	82	1,668
Lumentum Holdings, Inc.†*	167	8,945
Motorola Solutions, Inc.†	16	2,727
MTS Systems Corp.	31	1,713
NCR Corp.†*	283	8,931
NetApp, Inc.†	23	1,208
NETGEAR, Inc.*	76	2,449
OSI Systems, Inc.†*	90	9,140
Pure Storage, Inc., Class A*	40	678
Rogers Corp.†*	31	4,238

The accompanying notes are an integral part of the financial statements.

50

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Sanmina Corp.†*	150	$4,816
Seagate Technology PLC (Ireland)†	26	1,399
SYNNEX Corp.	9	1,016
TE Connectivity Ltd. (Switzerland)†	32	2,982
TTM Technologies, Inc.†*	710	8,658
Ubiquiti, Inc.†	2	237
Vishay Precision Group, Inc.*	3	98
Western Digital Corp.†	28	1,670
Xerox Holdings Corp.†	21	628
Zebra Technologies Corp., Class A†*	18	3,715

		233,182

Telecommunication Services — 2.4%
AT&T, Inc.†	698	26,412
ATN International, Inc.	5	292
CenturyLink, Inc.†	105	1,310
Cogent Communications Holdings, Inc.†	31	1,708
Gogo, Inc.*	9	54
Iridium Communications, Inc.*	11	234
ORBCOMM, Inc.*	36	171
Sprint Corp.*	47	290
TELUS Corp. (Canada)	1	36
T-Mobile US, Inc.†*	81	6,380
Verizon Communications, Inc.†	395	23,842

		60,729

Transportation — 3.9%
Alaska Air Group, Inc.†	11	714
American Airlines Group, Inc.†	42	1,133
Atlas Air Worldwide Holdings, Inc.†*	83	2,094
Canadian National Railway Co. (Canada)†	60	5,392
Canadian Pacific Railway Ltd. (Canada)†	70	15,572
CH Robinson Worldwide, Inc.†	13	1,102
CSX Corp.†	77	5,334
Delta Air Lines, Inc.†	63	3,629
Echo Global Logistics, Inc.†*	169	3,828
Expeditors International of Washington, Inc.†	17	1,263
FedEx Corp.†	25	3,639
Forward Air Corp.	34	2,166
Hub Group, Inc., Class A†*	191	8,881
JB Hunt Transport Services, Inc.	11	1,217
Kansas City Southern	10	1,330

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Landstar System, Inc.†	74	$8,331
Marten Transport Ltd.	47	977
Norfolk Southern Corp.†	26	4,671
Southwest Airlines Co.†	52	2,809
Union Pacific Corp.†	68	11,015
United Airlines Holdings, Inc.†*	25	2,210
United Parcel Service, Inc., Class B†	82	9,825
Universal Logistics Holdings, Inc.	34	792
XPO Logistics, Inc.*	22	1,575

		99,499

Utilities — 4.4%
AES Corp.†	63	1,029
Alliant Energy Corp.†	22	1,186
Ameren Corp.†	24	1,921
American Electric Power Co., Inc.†	47	4,403
American Water Works Co., Inc.†	17	2,112
Atmos Energy Corp.	12	1,367
CenterPoint Energy, Inc.†	48	1,449
CMS Energy Corp.†	28	1,791
Consolidated Edison, Inc.†	32	3,023
Dominion Energy, Inc.†	77	6,240
DTE Energy Co.†	18	2,393
Duke Energy Corp.†	70	6,710
Edison International†	32	2,413
Entergy Corp.†	19	2,230
Evergy, Inc.	23	1,531
Eversource Energy†	31	2,650
Exelon Corp.†	93	4,493
FirstEnergy Corp.†	51	2,460
Fortis, Inc. (Canada)	97	4,106
NextEra Energy, Inc.†	46	10,718
NiSource, Inc.†	36	1,077
Northwest Natural Holding Co.	41	2,925
NRG Energy, Inc.†	25	990
Ormat Technologies, Inc.†	73	5,423
Pinnacle West Capital Corp.	10	971
PPL Corp.†	69	2,173
Public Service Enterprise Group, Inc.†	49	3,042
Sempra Energy†	27	3,985
Southern Co. (The)†	100	6,177
TransAlta Corp. (Canada)	86	559
Unitil Corp.	3	190

The accompanying notes are an integral part of the financial statements.

51

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Vistra Energy Corp.†	520	$13,900
WEC Energy Group, Inc.†	30	2,853
Xcel Energy, Inc.†	50	3,244

		111,734

TOTAL COMMON STOCKS (Cost $4,001,954)		4,273,450

TOTAL LONG POSITIONS - 168.5%		4,273,450

(Cost $4,001,954)

SHORT POSITIONS — (69.9)%
COMMON STOCKS — (69.9)%
Automobiles & Components — (3.8)%
American Axle & Manufacturing Holdings, Inc.*	(682)	(5,606)
Cooper Tire & Rubber Co.	(194)	(5,067)
Cooper-Standard Holding, Inc.*	(90)	(3,679)
Dana, Inc.	(1,251)	(18,064)
Delphi Technologies PLC (Jersey)	(604)	(8,094)
Dorman Products, Inc.*	(28)	(2,227)
Fox Factory Holding Corp.*	(54)	(3,361)
Goodyear Tire & Rubber Co. (The)	(1,410)	(20,311)
Lear Corp.	(26)	(3,065)
Standard Motor Products, Inc.	(48)	(2,330)
Tenneco, Inc., Class A	(328)	(4,107)
Thor Industries, Inc.	(300)	(16,992)
Visteon Corp.*	(50)	(4,127)
Winnebago Industries, Inc.	(7)	(268)

		(97,298)

Capital Goods — (7.3)%
Actuant Corp., Class A	(12)	(263)
Aerovironment, Inc.*	(73)	(3,910)
AGCO Corp.	(128)	(9,690)
Ameresco, Inc., Class A*	(87)	(1,398)
Argan, Inc.	(85)	(3,340)
Astec Industries, Inc.	(83)	(2,581)
Axon Enterprise, Inc.*	(46)	(2,612)
Barnes Group, Inc.	(12)	(619)
Bloom Energy Corp., Class A*	(993)	(3,227)
Colfax Corp.*	(432)	(12,554)
Comfort Systems USA, Inc.	(157)	(6,944)
Construction Partners, Inc., Class A*	(12)	(187)
Continental Building Products, Inc.*	(25)	(682)
Dycom Industries, Inc.*	(69)	(3,522)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
EMCOR Group, Inc.	(16)	$(1,378)
Energy Recovery, Inc.*	(64)	(593)
EnerSys	(56)	(3,693)
ESCO Technologies, Inc.	(62)	(4,933)
Federal Signal Corp.	(75)	(2,456)
Franklin Electric Co., Inc.	(15)	(717)
Gates Industrial Corp. PLC (United Kingdom)*	(5)	(50)
Generac Holdings, Inc.*	(145)	(11,359)
Harsco Corp.*	(318)	(6,029)
Helios Technologies, Inc.	(9)	(365)
Hyster-Yale Materials Handling, Inc.	(51)	(2,791)
ITT, Inc.	(66)	(4,039)
John Bean Technologies Corp.	(31)	(3,082)
Kadant, Inc.	(33)	(2,897)
Kratos Defense & Security Solutions, Inc.*	(63)	(1,172)
Lennox International, Inc.	(24)	(5,831)
Lindsay Corp.	(1)	(93)
Manitowoc Co., Inc. (The)*	(248)	(3,100)
Masonite International Corp. (Canada)*	(3)	(174)
Moog, Inc., Class A	(44)	(3,569)
MSC Industrial Direct Co., Inc., Class A	(1)	(73)
Mueller Water Products, Inc., Class A	(230)	(2,585)
MYR Group, Inc.*	(44)	(1,377)
Nordson Corp.	(24)	(3,510)
NV5 Global, Inc.*	(36)	(2,458)
nVent Electric PLC (Ireland)	(5)	(110)
Oshkosh Corp.	(56)	(4,245)
Primoris Services Corp.	(4)	(78)
Proto Labs, Inc.*	(4)	(408)
Raven Industries, Inc.	(48)	(1,606)
RBC Bearings, Inc.*	(1)	(166)
Rush Enterprises, Inc., Class A	(102)	(3,935)
Simpson Manufacturing Co., Inc.	(11)	(763)
Sunrun, Inc.*	(513)	(8,570)
Toro Co. (The)	(82)	(6,011)
TriMas Corp.*	(101)	(3,096)
Triton International Ltd. (Bermuda)	(12)	(406)
Tutor Perini Corp.*	(356)	(5,101)
Univar Solutions, Inc.*	(674)	(13,992)
Vicor Corp.*	(58)	(1,712)

The accompanying notes are an integral part of the financial statements.

52

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Vivint Solar, Inc.*	(816)	$(5,337)
Watsco, Inc.	(17)	(2,876)
WESCO International, Inc.*	(159)	(7,595)

		(185,860)

Commercial & Professional Services — (1.9)%
ACCO Brands Corp.	(150)	(1,481)
ADT, Inc.	(100)	(627)
Brink’s Co. (The)	(19)	(1,576)
Casella Waste Systems, Inc., Class A*	(58)	(2,491)
CBIZ, Inc.*	(30)	(705)
Covanta Holding Corp.	(137)	(2,369)
Deluxe Corp.	(13)	(639)
Forrester Research, Inc.	(37)	(1,189)
HNI Corp.	(138)	(4,899)
Huron Consulting Group, Inc.*	(42)	(2,576)
ICF International, Inc.	(54)	(4,561)
Interface, Inc.	(29)	(419)
Kimball International, Inc., Class B	(2)	(39)
Korn Ferry	(79)	(3,053)
Matthews International Corp., Class A	(26)	(920)
MSA Safety, Inc.	(26)	(2,837)
Navigant Consulting, Inc.	(25)	(699)
SP Plus Corp.*	(5)	(185)
Upwork, Inc.*	(387)	(5,149)
US Ecology, Inc.	(80)	(5,115)
Viad Corp.	(74)	(4,969)
Waste Connections, Inc. (Canada)	(7)	(644)

		(47,142)

Consumer Durables & Apparel — (4.2)%
American Outdoor Brands Corp.*	(361)	(2,112)
Callaway Golf Co.	(722)	(14,014)
Canada Goose Holdings, Inc. (Canada)*	(426)	(18,731)
Columbia Sportswear Co.	(96)	(9,301)
Crocs, Inc.*	(72)	(1,999)
G-III Apparel Group Ltd.*	(145)	(3,737)
Gildan Activewear, Inc. (Canada)	(32)	(1,136)
GoPro, Inc., Class A*	(1,335)	(6,922)
Helen of Troy Ltd. (Bermuda)*	(1)	(158)
iRobot Corp.*	(261)	(16,096)
Levi Strauss & Co., Class A	(102)	(1,942)
Lovesac Co. (The)*	(41)	(765)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Lululemon Athletica, Inc.*	(24)	$(4,621)
Movado Group, Inc.	(61)	(1,516)
Steven Madden Ltd.	(4)	(143)
Sturm Ruger & Co., Inc.	(92)	(3,842)
Tupperware Brands Corp.	(55)	(873)
Wolverine World Wide, Inc.	(570)	(16,108)
YETI Holdings, Inc.*	(78)	(2,184)

		(106,200)

Consumer Services — (1.4)%
Brinker International, Inc.	(142)	(6,059)
Graham Holdings Co., Class B	(1)	(663)
Hilton Grand Vacations, Inc.*	(219)	(7,008)
Houghton Mifflin Harcourt Co.*	(492)	(2,622)
Hyatt Hotels Corp., Class A	(54)	(3,978)
Las Vegas Sands Corp.	(3)	(173)
Monarch Casino & Resort, Inc.*	(21)	(876)
OneSpaWorld Holdings Ltd. (Bahamas)*	(230)	(3,572)
Papa John’s International, Inc.	(75)	(3,926)
Regis Corp.*	(15)	(303)
Stars Group, Inc. (The) (Canada)*	(322)	(4,824)
Twin River Worldwide Holdings, Inc.	(48)	(1,096)
Vail Resorts, Inc.	(3)	(683)
WW International, Inc.*	(9)	(340)

		(36,123)

Energy — (7.4)%
Brigham Minerals, Inc., Class A	(1)	(20)
Cameco Corp. (Canada)	(626)	(5,947)
Canadian Natural Resources Ltd. (Canada)	(591)	(15,738)
Centennial Resource Development, Inc., Class A*	(2,274)	(10,267)
Chesapeake Energy Corp.*	(9,751)	(13,749)
Delek US Holdings, Inc.	(21)	(762)
Diamond Offshore Drilling, Inc.*	(1,831)	(10,180)
Equitrans Midstream Corp.	(819)	(11,916)
Exterran Corp.*	(147)	(1,920)
Extraction Oil & Gas, Inc.*	(1,215)	(3,572)
Falcon Minerals Corp.	(3)	(17)
Imperial Oil Ltd. (Canada)	(7)	(182)
KLX Energy Services Holdings, Inc.*	(89)	(769)
Magnolia Oil & Gas Corp., Class A*	(375)	(4,163)
Mammoth Energy Services, Inc.	(52)	(129)

The accompanying notes are an integral part of the financial statements.

53

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
McDermott International, Inc. (Panama)*	(765)	$(1,545)
Murphy Oil Corp.	(782)	(17,290)
NexGen Energy Ltd. (Canada)*	(211)	(274)
Noble Corp. PLC (United Kingdom)*	(19)	(24)
Oasis Petroleum, Inc.*	(3,759)	(13,006)
Oceaneering International, Inc.*	(265)	(3,591)
Par Pacific Holdings, Inc.*	(229)	(5,235)
ProPetro Holding Corp.*	(872)	(7,926)
Renewable Energy Group, Inc.*	(428)	(6,422)
RPC, Inc.	(774)	(4,342)
SemGroup Corp., Class A	(684)	(11,177)
Southwestern Energy Co.*	(1,733)	(3,345)
Talos Energy, Inc.*	(1)	(20)
Targa Resources Corp.	(218)	(8,757)
Unit Corp.*	(255)	(862)
Valaris PLC (United Kingdom)	(2,617)	(12,588)
Whiting Petroleum Corp.*	(1,615)	(12,968)

		(188,703)

Food & Staples Retailing — (0.4)%
Casey’s General Stores, Inc.	(33)	(5,318)
Performance Food Group Co.*	(88)	(4,049)
PriceSmart, Inc.	(4)	(284)

		(9,651)

Food, Beverage & Tobacco — (0.9)%
Cott Corp. (Canada)	(376)	(4,689)
Darling Ingredients, Inc.*	(212)	(4,056)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(4)	(136)
Freshpet, Inc.*	(155)	(7,714)
Ingredion, Inc.	(8)	(654)
National Beverage Corp.	(48)	(2,129)
Post Holdings, Inc.*	(13)	(1,376)
Primo Water Corp.*	(88)	(1,081)
TreeHouse Foods, Inc.*	(26)	(1,442)

		(23,277)

Health Care Equipment & Services — (4.0)%
Acadia Healthcare Co., Inc.*	(45)	(1,399)
Addus HomeCare Corp.*	(85)	(6,739)
AMN Healthcare Services, Inc.*	(2)	(115)
Apollo Medical Holdings, Inc.*	(32)	(564)
AtriCure, Inc.*	(23)	(574)
Atrion Corp.	(2)	(1,558)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Avanos Medical, Inc.*	(104)	$(3,896)
Axogen, Inc.*	(305)	(3,806)
Axonics Modulation Technologies, Inc.*	(33)	(888)
Cantel Medical Corp.	(21)	(1,571)
Castlight Health, Inc., Class B*	(229)	(323)
Cerus Corp.*	(63)	(325)
CryoLife, Inc.*	(45)	(1,222)
Encompass Health Corp.	(41)	(2,595)
Ensign Group, Inc. (The)	(43)	(2,040)
Glaukos Corp.*	(107)	(6,689)
Globus Medical, Inc., Class A*	(82)	(4,192)
HealthStream, Inc.*	(54)	(1,398)
Heska Corp.*	(1)	(71)
Inogen, Inc.*	(4)	(192)
Inspire Medical Systems, Inc.*	(16)	(976)
LeMaitre Vascular, Inc.	(42)	(1,436)
Masimo Corp.*	(30)	(4,464)
Medidata Solutions, Inc.*	(97)	(8,876)
Merit Medical Systems, Inc.*	(184)	(5,605)
National HealthCare Corp.	(2)	(164)
OrthoPediatrics Corp.*	(54)	(1,904)
Penumbra, Inc.*	(12)	(1,614)
PetIQ, Inc.*	(73)	(1,990)
RadNet, Inc.*	(93)	(1,335)
Select Medical Holdings Corp.*	(63)	(1,044)
Senseonics Holdings, Inc.*	(1,126)	(1,113)
Shockwave Medical, Inc.*	(10)	(299)
Tabula Rasa HealthCare, Inc.*	(6)	(330)
Tenet Healthcare Corp.*	(404)	(8,936)
US Physical Therapy, Inc.	(43)	(5,614)
ViewRay, Inc.*	(163)	(473)
Vocera Communications, Inc.*	(233)	(5,743)
Wright Medical Group NV (Netherlands)*	(401)	(8,273)

		(100,346)

Household & Personal Products — (0.8)%
Central Garden & Pet Co., Class A*	(5)	(139)
Energizer Holdings, Inc.	(434)	(18,914)
Inter Parfums, Inc.	(4)	(280)

		(19,333)

Materials — (6.3)%
AdvanSix, Inc.*	(34)	(875)
Alcoa Corp.*	(225)	(4,516)

The accompanying notes are an integral part of the financial statements.

54

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
American Vanguard Corp.	(13)	$(204)
AptarGroup, Inc.	(18)	(2,132)
Balchem Corp.	(27)	(2,678)
Century Aluminum Co.*	(12)	(80)
Chase Corp.	(7)	(766)
Clearwater Paper Corp.*	(82)	(1,732)
Cleveland-Cliffs, Inc.	(1,703)	(12,296)
Compass Minerals International, Inc.	(72)	(4,067)
Domtar Corp.	(3)	(107)
Eagle Materials, Inc.	(6)	(540)
Fortuna Silver Mines, Inc. (Canada)*	(2,241)	(6,925)
FutureFuel Corp.	(17)	(203)
Greif, Inc., Class A	(104)	(3,941)
Hecla Mining Co.	(6,383)	(11,234)
Hudbay Minerals, Inc. (Canada)	(72)	(260)
Huntsman Corp.	(29)	(675)
IAMGOLD Corp. (Canada)*	(1,689)	(5,760)
Kaiser Aluminum Corp.	(1)	(99)
Kraton Corp.*	(1)	(32)
Kronos Worldwide, Inc.	(199)	(2,462)
Louisiana-Pacific Corp.	(881)	(21,655)
MAG Silver Corp. (Canada)*	(8)	(85)
Methanex Corp. (Canada)	(22)	(780)
Norbord, Inc. (Canada)	(73)	(1,748)
Olin Corp.	(91)	(1,704)
Owens-Illinois, Inc.	(1,089)	(11,184)
Pan American Silver Corp. (Canada)	(650)	(10,192)
Sandstorm Gold Ltd. (Canada)*	(30)	(169)
Schweitzer-Mauduit International, Inc.	(4)	(150)
Seabridge Gold, Inc. (Canada)*	(3)	(38)
Sonoco Products Co.	(3)	(175)
Stepan Co.	(3)	(291)
SunCoke Energy, Inc.*	(343)	(1,934)
Teck Resources Ltd., Class B (Canada)	(313)	(5,080)
Tredegar Corp.	(60)	(1,171)
Trinseo SA (Luxembourg)	(4)	(172)
Tronox Holdings PLC, Class A (United Kingdom)	(766)	(6,358)
United States Steel Corp.	(1,926)	(22,245)
US Concrete, Inc.*	(28)	(1,548)
Venator Materials PLC (United Kingdom)*	(500)	(1,220)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Westlake Chemical Corp.	(164)	$(10,745)

		(160,228)

Media & Entertainment — (2.1)%
Boston Omaha Corp., Class A*	(6)	(119)
comScore, Inc.*	(162)	(309)
Eventbrite, Inc., Class A*	(29)	(514)
EW Scripps Co. (The), Class A	(209)	(2,775)
Gray Television, Inc.*	(682)	(11,130)
John Wiley & Sons, Inc., Class A	(17)	(747)
Madison Square Garden Co. (The), Class A*	(38)	(10,014)
QuinStreet, Inc.*	(72)	(906)
Rosetta Stone, Inc.*	(98)	(1,705)
Scholastic Corp.	(27)	(1,019)
TrueCar, Inc.*	(1,038)	(3,529)
Zillow Group, Inc., Class C*	(697)	(20,785)

		(53,552)

Pharmaceuticals, Biotechnology & Life Sciences — (7.1)%
Acorda Therapeutics, Inc.*	(124)	(356)
Adverum Biotechnologies, Inc.*	(103)	(561)
Agios Pharmaceuticals, Inc.*	(148)	(4,795)
Akcea Therapeutics, Inc.*	(15)	(231)
Alkermes PLC (Ireland)*	(269)	(5,248)
Allogene Therapeutics, Inc.*	(2)	(55)
Amicus Therapeutics, Inc.*	(659)	(5,285)
Amneal Pharmaceuticals, Inc.*	(218)	(632)
Amphastar Pharmaceuticals, Inc.*	(3)	(60)
AnaptysBio, Inc.*	(46)	(1,610)
ANI Pharmaceuticals, Inc.*	(65)	(4,737)
Arena Pharmaceuticals, Inc.*	(70)	(3,204)
ArQule, Inc.*	(607)	(4,352)
Arvinas, Inc.*	(9)	(194)
Athenex, Inc.*	(31)	(377)
Audentes Therapeutics, Inc.*	(65)	(1,826)
Aurinia Pharmaceuticals, Inc. (Canada)*	(214)	(1,143)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(69)	(2,879)
BioMarin Pharmaceutical, Inc.*	(139)	(9,369)
Bio-Techne Corp.	(12)	(2,348)
Bluebird Bio, Inc.*	(106)	(9,733)
Blueprint Medicines Corp.*	(64)	(4,702)
Catalent, Inc.*	(217)	(10,342)
Codexis, Inc.*	(331)	(4,540)

The accompanying notes are an integral part of the financial statements.

55

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Cronos Group, Inc. (Canada)*	(660)	$(5,973)
Denali Therapeutics, Inc.*	(116)	(1,777)
Emergent BioSolutions, Inc.*	(101)	(5,280)
Epizyme, Inc.*	(27)	(279)
Fate Therapeutics, Inc.*	(77)	(1,196)
Fluidigm Corp.*	(549)	(2,542)
Homology Medicines, Inc.*	(154)	(2,787)
Insmed, Inc.*	(324)	(5,715)
Intellia Therapeutics, Inc.*	(1)	(13)
Intersect ENT, Inc.*	(231)	(3,929)
Intrexon Corp.*	(40)	(229)
Iovance Biotherapeutics, Inc.*	(16)	(291)
Kiniksa Pharmaceuticals Ltd., Class A (Bermuda)*	(52)	(442)
Krystal Biotech, Inc.*	(17)	(590)
Ligand Pharmaceuticals, Inc.*	(32)	(3,185)
Luminex Corp.	(187)	(3,862)
MeiraGTx Holdings PLC (Cayman Islands)*	(34)	(542)
Mirati Therapeutics, Inc.*	(5)	(390)
MyoKardia, Inc.*	(1)	(52)
Myovant Sciences Ltd. (Bermuda)*	(51)	(265)
Myriad Genetics, Inc.*	(598)	(17,121)
NanoString Technologies, Inc.*	(46)	(993)
Personalis, Inc.*	(17)	(250)
Phibro Animal Health Corp., Class A	(9)	(192)
PRA Health Sciences, Inc.*	(1)	(99)
PTC Therapeutics, Inc.*	(97)	(3,281)
Quanterix Corp.*	(53)	(1,164)
Ra Pharmaceuticals, Inc.*	(17)	(402)
REGENXBIO, Inc.*	(140)	(4,984)
Retrophin, Inc.*	(113)	(1,310)
Rhythm Pharmaceuticals, Inc.*	(43)	(928)
Rubius Therapeutics, Inc.*	(66)	(518)
Sangamo Therapeutics, Inc.*	(323)	(2,923)
Sarepta Therapeutics, Inc.*	(223)	(16,796)
Spark Therapeutics, Inc.*	(35)	(3,394)
Twist Bioscience Corp.*	(3)	(72)
Ultragenyx Pharmaceutical, Inc.*	(95)	(4,064)
UroGen Pharma Ltd. (Israel)*	(30)	(715)
Vericel Corp.*	(85)	(1,287)
ZIOPHARM Oncology, Inc.*	(221)	(946)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Zymeworks, Inc. (Canada)*	(14)	$(347)

		(179,704)

Retailing — (3.9)%
Abercrombie & Fitch Co., Class A	(613)	(9,563)
American Eagle Outfitters, Inc.	(534)	(8,661)
At Home Group, Inc.*	(577)	(5,551)
Bed Bath & Beyond, Inc.	(3)	(32)
Boot Barn Holdings, Inc.*	(50)	(1,745)
Dick’s Sporting Goods, Inc.	(492)	(20,079)
Foot Locker, Inc.	(78)	(3,367)
Greenlane Holdings, Inc., Class A*	(16)	(54)
Groupon, Inc.*	(101)	(269)
GrubHub, Inc.*	(222)	(12,479)
Office Depot, Inc.	(2,574)	(4,517)
Party City Holdco, Inc.*	(622)	(3,552)
Quotient Technology, Inc.*	(128)	(1,001)
Stamps.com, Inc.*	(11)	(819)
Urban Outfitters, Inc.*	(363)	(10,197)
Wayfair, Inc., Class A*	(22)	(2,467)
Williams-Sonoma, Inc.	(221)	(15,024)

		(99,377)

Semiconductors & Semiconductor Equipment — (3.0)%
Advanced Energy Industries, Inc.*	(144)	(8,267)
Axcelis Technologies, Inc.*	(113)	(1,931)
Brooks Automation, Inc.	(24)	(889)
Cohu, Inc.	(269)	(3,633)
Ichor Holdings Ltd. (Cayman Islands)*	(109)	(2,636)
MaxLinear, Inc.*	(43)	(962)
MKS Instruments, Inc.	(206)	(19,010)
Monolithic Power Systems, Inc.	(64)	(9,960)
Nanometrics, Inc.*	(131)	(4,273)
ON Semiconductor Corp.*	(892)	(17,135)
Power Integrations, Inc.	(71)	(6,421)
Rudolph Technologies, Inc.*	(12)	(316)
Semtech Corp.*	(16)	(778)
Xperi Corp.	(2)	(41)

		(76,252)

Software & Services — (7.4)%
2U, Inc.*	(466)	(7,586)
8x8, Inc.*	(529)	(10,961)
ACI Worldwide, Inc.*	(245)	(7,675)

The accompanying notes are an integral part of the financial statements.

56

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Altair Engineering, Inc., Class A*	(19)	$(658)
Anaplan, Inc.*	(18)	(846)
BlackBerry Ltd. (Canada)*	(1,270)	(6,668)
Bottomline Technologies DE, Inc.*	(40)	(1,574)
Carbonite, Inc.*	(266)	(4,120)
CDK Global, Inc.	(6)	(289)
Conduent, Inc.*	(1,515)	(9,423)
Cornerstone OnDemand, Inc.*	(23)	(1,261)
Domo, Inc., Class B*	(38)	(607)
Dropbox, Inc., Class A*	(569)	(11,477)
Envestnet, Inc.*	(112)	(6,350)
Everbridge, Inc.*	(16)	(987)
Evo Payments, Inc., Class A*	(79)	(2,222)
FireEye, Inc.*	(114)	(1,521)
GoDaddy, Inc., Class A*	(1)	(66)
GreenSky, Inc., Class A*	(6)	(41)
Guidewire Software, Inc.*	(79)	(8,325)
I3 Verticals, Inc., Class A*	(29)	(584)
Instructure, Inc.*	(96)	(3,719)
j2 Global, Inc.	(29)	(2,634)
LogMeIn, Inc.	(12)	(852)
New Relic, Inc.*	(252)	(15,485)
Okta, Inc.*	(4)	(394)
OneSpan, Inc.*	(102)	(1,479)
Palo Alto Networks, Inc.*	(69)	(14,064)
Pluralsight, Inc., Class A*	(494)	(8,297)
Presidio, Inc.	(79)	(1,335)
PTC, Inc.*	(112)	(7,636)
QAD, Inc., Class A	(6)	(277)
Rapid7, Inc.*	(62)	(2,814)
SailPoint Technologies Holding, Inc.*	(224)	(4,187)
SecureWorks Corp., Class A*	(27)	(349)
Smartsheet, Inc., Class A*	(178)	(6,413)
SolarWinds Corp.*	(3)	(55)
Tenable Holdings, Inc.*	(267)	(5,975)
Tucows, Inc., Class A*	(44)	(2,383)
Twilio, Inc., Class A*	(6)	(660)
Tyler Technologies, Inc.*	(1)	(262)
Varonis Systems, Inc.*	(145)	(8,668)
Workday, Inc., Class A*	(38)	(6,458)
Yext, Inc.*	(133)	(2,113)
Zendesk, Inc.*	(18)	(1,312)
Zix Corp.*	(34)	(246)
Zscaler, Inc.*	(144)	(6,805)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Zuora, Inc., Class A*	(9)	$(135)

		(188,248)

Technology Hardware & Equipment — (3.1)%
3D Systems Corp.*	(273)	(2,225)
Anixter International, Inc.*	(82)	(5,668)
AVX Corp.	(89)	(1,353)
Belden, Inc.	(148)	(7,894)
Casa Systems, Inc.*	(167)	(1,312)
Coherent, Inc.*	(61)	(9,377)
CommScope Holding Co., Inc.*	(1,473)	(17,323)
Harmonic, Inc.*	(130)	(855)
Insight Enterprises, Inc.*	(14)	(780)
KEMET Corp.	(47)	(854)
Littelfuse, Inc.	(40)	(7,092)
Methode Electronics, Inc.	(2)	(67)
nLight, Inc.*	(259)	(4,056)
Novanta, Inc. (Canada)*	(20)	(1,634)
PC Connection, Inc.	(12)	(467)
Plexus Corp.*	(115)	(7,189)
Ribbon Communications, Inc.*	(187)	(1,092)
ScanSource, Inc.*	(85)	(2,597)
Stratasys Ltd. (Israel)*	(149)	(3,174)
Tech Data Corp.*	(9)	(938)
Viavi Solutions, Inc.*	(145)	(2,031)

		(77,978)

Telecommunication Services — (0.7)%
Anterix, Inc.*	(10)	(362)
Bandwidth, Inc., Class A*	(3)	(195)
Boingo Wireless, Inc.*	(493)	(5,472)
Globalstar, Inc.*	(395)	(163)
Rogers Communications, Inc., Class B (Canada)	(107)	(5,214)
United States Cellular Corp.*	(22)	(827)
Zayo Group Holdings, Inc.*	(122)	(4,136)

		(16,369)

Transportation — (1.4)%
Air Transport Services Group, Inc.*	(205)	(4,309)
Knight-Swift Transportation Holdings, Inc.	(12)	(436)
Matson, Inc.	(54)	(2,026)
Ryder System, Inc.	(242)	(12,528)
Saia, Inc.*	(44)	(4,123)
Schneider National, Inc., Class B	(32)	(695)

The accompanying notes are an integral part of the financial statements.

57

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Concluded)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
SkyWest, Inc.	(17)	$(976)
Spirit Airlines, Inc.*	(310)	(11,253)

		(36,346)

Utilities — (2.8)%
Algonquin Power & Utilities Corp. (Canada)	(117)	(1,603)
ALLETE, Inc.	(14)	(1,224)
Avangrid, Inc.	(93)	(4,859)
Avista Corp.	(26)	(1,259)
Black Hills Corp.	(97)	(7,443)
Clearway Energy, Inc., Class A	(113)	(1,959)
Connecticut Water Service, Inc.	(1)	(70)
El Paso Electric Co.	(84)	(5,635)
IDACORP, Inc.	(5)	(563)
MDU Resources Group, Inc.	(1)	(28)
Middlesex Water Co.	(20)	(1,299)
National Fuel Gas Co.	(145)	(6,803)
New Jersey Resources Corp.	(1)	(45)
NorthWestern Corp.	(34)	(2,552)
OGE Energy Corp.	(22)	(998)
ONE Gas, Inc.	(16)	(1,538)
Otter Tail Corp.	(1)	(54)
Pattern Energy Group, Inc., Class A	(80)	(2,154)
PG&E Corp.*	(1,897)	(18,970)
SJW Group	(2)	(137)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southwest Gas Holdings, Inc.	(50)	$(4,552)
Spire, Inc.	(66)	(5,758)
Sunnova Energy International, Inc.*	(22)	(236)
York Water Co. (The)	(5)	(218)

		(69,957)

TOTAL COMMON STOCK (Proceeds $1,921,511)		(1,771,944)

TOTAL SECURITES SOLD SHORT - (69.9)%		(1,771,944)

(Proceeds $1,921,511)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		35,165

NET ASSETS - 100.0%		$2,536,671

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR  Contingent Value Rights

PLC   Public Limited Company

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

58

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
LONG POSITIONS — 139.7%
COMMON STOCKS — 139.7%
Automobiles & Components — 1.4%
Aptiv PLC (Jersey)†	4	$350
BorgWarner, Inc.	4	147
Ford Motor Co.	2,100	19,236
General Motors Co.†	26	974
Gentherm, Inc.(a) *	145	5,957
Harley-Davidson, Inc.(a)	3	108
LCI Industries	110	10,104
Magna International, Inc. (Canada)	211	11,253

		48,129

Banks — 0.8%
Bank of America Corp.†	176	5,134
BB&T Corp.(a)	14	747
Citigroup, Inc.†	43	2,970
Citizens Financial Group, Inc.	8	283
Comerica, Inc.	2	132
Fifth Third Bancorp	10	274
First Republic Bank	3	290
Huntington Bancshares, Inc.†	18	257
JPMorgan Chase & Co.†	61	7,179
KeyCorp.	14	250
M&T Bank Corp.	2	316
People’s United Financial, Inc.	7	109
PNC Financial Services Group, Inc. (The)	8	1,121
Regions Financial Corp.	14	221
SunTrust Banks, Inc.†	9	619
SVB Financial Group*	1	209
US Bancorp†	28	1,550
Wells Fargo & Co.†	84	4,237
Zions Bancorp NA(a)	3	134

		26,032

Capital Goods — 12.9%
3M Co.†	11	1,808
A.O. Smith Corp.(a)	3	143
AAR Corp.	121	4,986
Advanced Drainage Systems, Inc.	142	4,582
Aegion Corp.*	3	64
AerCap Holdings NV (Netherlands)*	1	55
Aerojet Rocketdyne Holdings, Inc.(a)*	51	2,576
Albany International Corp., Class A	1	90
Allegion PLC (Ireland)	1	104
American Woodmark Corp.*	81	7,202
AMETEK, Inc.†	4	367

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Apogee Enterprises, Inc.	1	$39
Arconic, Inc.	211	5,486
Armstrong World Industries, Inc.	72	6,962
AZZ, Inc.	80	3,485
BMC Stock Holdings, Inc.*	168	4,398
Boeing Co. (The)	11	4,185
Builders FirstSource, Inc.†*	612	12,592
Carlisle Cos., Inc.	24	3,493
Caterpillar, Inc.†	10	1,263
Chart Industries, Inc.(a)*	78	4,864
CIRCOR International, Inc.*	111	4,168
Crane Co.	20	1,613
Cubic Corp.(a)	31	2,183
Cummins, Inc.†	85	13,827
Deere & Co.	6	1,012
Dover Corp.†	3	299
Eaton Corp. PLC (Ireland)†	228	18,958
Emerson Electric Co.†	12	802
Encore Wire Corp.	59	3,321
EnPro Industries, Inc.	13	892
Evoqua Water Technologies Corp.*	76	1,294
Fastenal Co.(a)	10	327
Flowserve Corp.	2	93
Fluor Corp.	49	937
Fortive Corp.†	46	3,154
Fortune Brands Home & Security, Inc.	3	164
Foundation Building Materials, Inc.(a)*	241	3,733
Gardner Denver Holdings, Inc.(a)*	43	1,216
General Dynamics Corp.†	6	1,096
General Electric Co.	115	1,028
GMS, Inc.*	403	11,574
Great Lakes Dredge & Dock Corp.*	566	5,915
HD Supply Holdings, Inc.*	82	3,212
HEICO Corp.(a)	52	6,494
Herc Holdings, Inc.*	137	6,372
Honeywell International, Inc.†	253	42,808
Hubbell, Inc.†	26	3,416
Huntington Ingalls Industries, Inc.	1	212
IDEX Corp.	1	164
Illinois Tool Works, Inc.†	7	1,095
Ingersoll-Rand PLC (Ireland)†	125	15,401
Jacobs Engineering Group, Inc.	72	6,588
Johnson Controls International PLC (Ireland)†	461	20,233

The accompanying notes are an integral part of the financial statements.

59

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
L3Harris Technologies, Inc.†	63	$13,144
Lockheed Martin Corp.†	149	58,119
Masco Corp.	36	1,500
MasTec, Inc.†(a)*	216	14,025
MRC Global, Inc.(a)*	213	2,584
Mueller Industries, Inc.	122	3,499
Navistar International Corp.*	449	12,621
Northrop Grumman Corp.†	4	1,499
NOW, Inc.(a) *	559	6,412
PACCAR, Inc.	6	420
Parker-Hannifin Corp.†	68	12,281
Patrick Industries, Inc.(a)*	122	5,231
Pentair PLC (Ireland)†	3	113
Quanex Building Products Corp.	76	1,374
Quanta Services, Inc.	2	76
Raytheon Co.†	6	1,177
Regal Beloit Corp.	46	3,351
REV Group, Inc.	28	320
Rexnord Corp.*	52	1,407
Rockwell Automation, Inc.	2	330
Roper Technologies, Inc.	1	357
SiteOne Landscape Supply, Inc.(a)*	51	3,775
Snap-on, Inc.	30	4,696
SPX Corp.*	159	6,362
Standex International Corp.	37	2,699
Stanley Black & Decker, Inc.†	3	433
Systemax, Inc.	58	1,277
Terex Corp.(a)	129	3,350
Textron, Inc.	4	196
TransDigm Group, Inc.†	2	1,041
Trex Co., Inc.(a) *	77	7,002
Triumph Group, Inc.	265	6,063
United Rentals, Inc.*	37	4,612
United Technologies Corp.	18	2,457
Universal Forest Products, Inc.	157	6,261
Wabtec Corp.(a)	4	287
Wesco Aircraft Holdings, Inc.*	511	5,626
WW Grainger, Inc.	1	297
Xylem, Inc.	4	318

		448,937

Commercial & Professional Services — 2.2%
ABM Industries, Inc.(a)	94	3,414
Advanced Disposal Services, Inc.*	6	195
ASGN, Inc.*	85	5,343

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
BrightView Holdings, Inc.(a)*	133	$2,281
Cintas Corp.	1	268
Copart, Inc.*	4	321
CoStar Group, Inc.*	8	4,746
Ennis, Inc.	12	243
Equifax, Inc.	1	141
Heidrick & Struggles International, Inc.	87	2,375
Heritage-Crystal Clean, Inc.*	3	79
Herman Miller, Inc.(a)	213	9,817
IHS Markit Ltd. (Bermuda)*	5	334
KAR Auction Services, Inc.(a)	32	786
Kelly Services, Inc., Class A	106	2,567
Kforce, Inc.	48	1,816
Knoll, Inc.	13	330
ManpowerGroup, Inc.	56	4,717
Nielsen Holdings PLC (United Kingdom)	6	128
Pitney Bowes, Inc.(a)	947	4,328
Quad/Graphics, Inc.	152	1,598
Republic Services, Inc.	11	952
Resources Connection, Inc.	46	782
Robert Half International, Inc.	3	167
Rollins, Inc.(a)	5	170
Steelcase, Inc., Class A	94	1,730
Team, Inc.(a)*	159	2,870
Thomson Reuters Corp. (Canada)†	63	4,213
TransUnion	114	9,247
TriNet Group, Inc.*	59	3,669
UniFirst Corp.	25	4,878
Verisk Analytics, Inc.	2	316
Waste Management, Inc.†	8	920

		75,741

Consumer Durables & Apparel — 1.8%
BRP, Inc., sub-voting shares (Canada)	8	312
Brunswick Corp.†	125	6,515
Capri Holdings Ltd. (British Virgin Islands)†*	3	99
Carter’s, Inc.(a)	77	7,023
Cavco Industries, Inc.*	2	384
DR Horton, Inc.	6	316
Ethan Allen Interiors, Inc.	9	172
Garmin Ltd. (Switzerland)†	8	678

The accompanying notes are an integral part of the financial statements.

60

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Hanesbrands, Inc.(a)	7	$107
Hasbro, Inc.	3	356
Installed Building Products, Inc.*	46	2,638
Johnson Outdoors, Inc., Class A	7	410
Leggett & Platt, Inc.(a)	3	123
Lennar Corp., Class A†	42	2,346
Malibu Boats, Inc., Class A*	109	3,344
Mattel, Inc.(a)*	194	2,210
Mohawk Industries, Inc.*	1	124
Newell Brands, Inc.(a)	8	150
NIKE, Inc., Class B	30	2,818
Oxford Industries, Inc.(a)	46	3,298
PulteGroup, Inc.	5	183
PVH Corp.	40	3,529
Ralph Lauren Corp.(a)	41	3,914
Skyline Champion Corp.*	176	5,296
Tapestry, Inc.(a)	5	130
TopBuild Corp.†*	100	9,643
Under Armour, Inc., Class C(a)*	7	127
Universal Electronics, Inc.*	79	4,021
VF Corp.†	8	712
Whirlpool Corp.	2	317

		61,295

Consumer Services — 3.9%
Adtalem Global Education, Inc.*	47	1,790
BJ’s Restaurants, Inc.(a)	32	1,243
Boyd Gaming Corp.(a)	81	1,940
Bright Horizons Family Solutions, Inc.*	8	1,220
Career Education Corp.*	391	6,213
Carnival Corp. (Panama)†	362	15,823
Cheesecake Factory, Inc. (The)(a)	125	5,210
Chipotle Mexican Grill, Inc.*	1	840
Choice Hotels International, Inc.	7	623
Churchill Downs, Inc.	1	123
Cracker Barrel Old Country Store, Inc.(a)	44	7,157
Darden Restaurants, Inc.	2	236
Dave & Buster’s Entertainment, Inc.(a)	136	5,297
Denny’s Corp.*	157	3,574
Dine Brands Global, Inc.(a)	18	1,365
Dunkin’ Brands Group, Inc.	46	3,651
Everi Holdings, Inc.†*	373	3,156
frontdoor, Inc.*	62	3,011

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Grand Canyon Education, Inc.*	66	$6,481
H&R Block, Inc.†(a)	27	638
Hilton Worldwide Holdings, Inc.†	5	466
International Speedway Corp., Class A	91	4,096
K12, Inc.*	130	3,432
Laureate Education, Inc., Class A*	573	9,497
Marriott International, Inc., Class A	6	746
McDonald’s Corp.†	14	3,006
MGM Resorts International	7	194
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	5	259
Planet Fitness, Inc., Class A*	121	7,002
Restaurant Brands International, Inc. (Canada)	26	1,850
Royal Caribbean Cruises Ltd. (Liberia)	4	433
Ruth’s Hospitality Group, Inc.	141	2,879
SeaWorld Entertainment, Inc.(a)*	236	6,212
Starbucks Corp.	17	1,503
Strategic Education, Inc.	35	4,756
Wendy’s Co. (The)	220	4,396
Wynn Resorts Ltd.	1	109
Yum! Brands, Inc.†	131	14,859

		135,286

Diversified Financials — 4.5%
Affiliated Managers Group, Inc.	30	2,500
American Express Co.†	16	1,892
Ameriprise Financial, Inc.	1	147
Bank of New York Mellon Corp. (The)†	17	769
Berkshire Hathaway, Inc., Class B†*	47	9,777
BlackRock, Inc.†	82	36,542
Capital One Financial Corp.	8	728
Cboe Global Markets, Inc.	3	345
Charles Schwab Corp. (The)†	23	962
CME Group, Inc.†	7	1,479
Discover Financial Services†	7	568
E*TRADE Financial Corp.	4	175
Franklin Resources, Inc.†(a)	266	7,677
Goldman Sachs Group, Inc. (The)†	8	1,658
Intercontinental Exchange, Inc.†	201	18,546
Invesco Ltd. (Bermuda)†(a)	217	3,676
MarketAxess Holdings, Inc.	1	328

The accompanying notes are an integral part of the financial statements.

61

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Moody’s Corp.†	48	$9,832
Morgan Stanley†	31	1,323
MSCI, Inc.	1	218
Nasdaq, Inc.†	88	8,743
Northern Trust Corp.	3	280
Raymond James Financial, Inc.	2	165
S&P Global, Inc.†	130	31,847
State Street Corp.†	7	414
Synchrony Financial†	13	443
T Rowe Price Group, Inc.†	128	14,624

		155,658

Energy — 6.3%
Antero Resources Corp.(a)*	3,491	10,543
Apache Corp.(a)	6	154
Cabot Oil & Gas Corp.	221	3,883
Cactus, Inc., Class A*	28	810
California Resources Corp.(a)*	418	4,264
Callon Petroleum Co.(a)*	225	976
Chevron Corp.†	309	36,647
Cimarex Energy Co.(a)	1	48
Concho Resources, Inc.	2	136
ConocoPhillips†	585	33,333
Crescent Point Energy Corp. (Canada)	225	958
CVR Energy, Inc.(a)	56	2,466
Devon Energy Corp.†	263	6,328
DHT Holdings, Inc. (Marshall Islands)	903	5,553
Diamondback Energy, Inc.	2	180
Dorian LPG Ltd. (Marshall Islands)*	353	3,657
Enbridge, Inc. (Canada)†	361	12,664
Enerplus Corp. (Canada)	194	1,443
EOG Resources, Inc.	7	520
Exxon Mobil Corp.†	447	31,563
Gulfport Energy Corp.(a)*	346	938
Halliburton Co.†	16	302
Helmerich & Payne, Inc.	58	2,324
Hess Corp.†	6	363
HollyFrontier Corp.	88	4,720
Keane Group, Inc.(a)*	1,148	6,957
Kinder Morgan, Inc.	42	866
Marathon Oil Corp.†	15	184
Marathon Petroleum Corp.†	136	8,262
Matrix Service Co.*	41	703
Nabors Industries Ltd. (Bermuda)	255	477

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
National Oilwell Varco, Inc.(a)	7	$148
Noble Energy, Inc.†(a)	9	202
Occidental Petroleum Corp.	14	623
Oil States International, Inc.*	2	27
ONEOK, Inc.	7	516
Patterson-UTI Energy, Inc.(a)	489	4,181
Phillips 66†	9	922
Pioneer Natural Resources Co.	2	252
Range Resources Corp.†	973	3,717
Schlumberger Ltd. (Curacao)	26	888
SEACOR Holdings, Inc.*	41	1,930
Select Energy Services, Inc., Class A(a)*	413	3,577
Ship Finance International Ltd. (Bermuda)(a)	14	197
SRC Energy, Inc.*	32	149
Suncor Energy, Inc. (Canada)	116	3,663
TechnipFMC PLC (United Kingdom)	8	193
US Silica Holdings, Inc.(a)	703	6,721
Valero Energy Corp.†	25	2,131
W&T Offshore, Inc.*	744	3,251
Williams Cos., Inc. (The)	16	385
World Fuel Services Corp.	24	959

		216,854

Food & Staples Retailing — 4.7%
Costco Wholesale Corp.	5	1,441
Ingles Markets, Inc., Class A	39	1,516
Kroger Co. (The)†	15	387
Sprouts Farmers Market, Inc.(a)*	299	5,783
Sysco Corp.†	270	21,438
US Foods Holding Corp.*	237	9,741
Walgreens Boots Alliance, Inc.†	497	27,489
Walmart, Inc.†	776	92,096
Weis Markets, Inc.	68	2,594

		162,485

Food, Beverage & Tobacco — 6.8%
Altria Group, Inc.†	983	40,205
Archer-Daniels-Midland Co.†	10	411
Brown-Forman Corp., Class B	7	439
Calavo Growers, Inc.(a)	48	4,569
Campbell Soup Co.(a)	5	235
Coca-Cola Co. (The)†	216	11,759
Conagra Brands, Inc.	247	7,578
Constellation Brands, Inc., Class A†	4	829

The accompanying notes are an integral part of the financial statements.

62

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
General Mills, Inc.†	313	$17,253
Hain Celestial Group, Inc. (The)(a)*	213	4,574
Hershey Co. (The)†	107	16,584
Hormel Foods Corp.(a)	9	394
JM Smucker Co. (The)	2	220
John B. Sanfilippo & Son, Inc.	31	2,995
Kellogg Co.	46	2,960
Kraft Heinz Co. (The)†	642	17,934
Lamb Weston Holdings, Inc.	1	73
McCormick & Co., Inc., non-voting shares†	14	2,188
Molson Coors Brewing Co., Class B†	4	230
Mondelez International, Inc., Class A†	700	38,724
Monster Beverage Corp.*	10	581
PepsiCo, Inc.†	157	21,525
Philip Morris International, Inc.†	416	31,587
Pilgrim’s Pride Corp.*	45	1,442
Sanderson Farms, Inc.(a)	13	1,967
Simply Good Foods Co. (The)*	164	4,754
Tootsie Roll Industries, Inc.(a)	63	2,340
Tyson Foods, Inc., Class A†	7	603
Universal Corp.	25	1,370

		236,323

Health Care Equipment & Services — 6.8%
Abbott Laboratories†	31	2,594
ABIOMED, Inc.*	2	356
Align Technology, Inc.*	1	181
Amedisys, Inc.†*	10	1,310
AmerisourceBergen Corp.	3	247
AngioDynamics, Inc.*	178	3,279
Anthem, Inc.†	9	2,161
Baxter International, Inc.	7	612
Becton Dickinson and Co.	3	759
BioTelemetry, Inc.(a) *	20	815
Boston Scientific Corp.*	18	732
Cardinal Health, Inc.†	158	7,456
Centene Corp.†*	218	9,431
Cerner Corp.	5	341
Cigna Corp.	8	1,214
CONMED Corp.	13	1,250
Cooper Cos., Inc. (The)	2	594
Corindus Vascular Robotics, Inc.*	734	3,142
CorVel Corp.*	17	1,287

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Covetrus, Inc.(a)*	1	$12
CVS Health Corp.†	684	43,140
Danaher Corp.†	94	13,576
DaVita, Inc.(a)*	87	4,965
DENTSPLY SIRONA, Inc.	3	160
Edwards Lifesciences Corp.*	2	440
HCA Healthcare, Inc.†	7	843
HealthEquity, Inc.*	211	12,058
Henry Schein, Inc.(a) *	74	4,699
Hill-Rom Holdings, Inc.†	43	4,525
HMS Holdings Corp.†*	239	8,237
Hologic, Inc.*	4	202
Humana, Inc.†	72	18,408
IDEXX Laboratories, Inc.*	1	272
Inmode Ltd. (Israel)*	11	237
Inovalon Holdings, Inc., Class A(a)*	166	2,721
Integer Holdings Corp.*	20	1,511
Intuitive Surgical, Inc.*	1	540
Laboratory Corp. of America Holdings†*	2	336
Lantheus Holdings, Inc.*	104	2,607
LHC Group, Inc.*	40	4,542
Magellan Health, Inc.*	68	4,223
McKesson Corp.†	98	13,393
Medtronic PLC (Ireland)	25	2,716
Molina Healthcare, Inc.*	2	219
National Research Corp.	1	58
Natus Medical, Inc.*	133	4,235
Novocure Ltd. (Jersey)*	118	8,824
Omnicell, Inc.*	82	5,926
Quest Diagnostics, Inc.†	70	7,492
ResMed, Inc.	2	270
STERIS PLC (Ireland)†	16	2,312
Stryker Corp.	4	865
Teladoc Health, Inc.(a)*	49	3,318
Teleflex, Inc.	1	340
Tivity Health, Inc.(a)*	271	4,507
UnitedHealth Group, Inc.	40	8,693
Universal Health Services, Inc., Class B	2	298
Varian Medical Systems, Inc.*	2	238
Veeva Systems, Inc., Class A*	29	4,428
WellCare Health Plans, Inc.†*	2	518

The accompanying notes are an integral part of the financial statements.

63

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Zimmer Biomet Holdings, Inc.	4	$549

		235,214

Household & Personal Products — 1.5%
Church & Dwight Co., Inc.	5	376
Clorox Co. (The)	2	304
Colgate-Palmolive Co.†	326	23,964
Coty, Inc., Class A(a)	10	105
elf Beauty, Inc.(a)*	415	7,267
Estee Lauder Cos., Inc. (The), Class A†	8	1,592
Kimberly-Clark Corp.†	6	852
Procter & Gamble Co. (The)†	49	6,095
Spectrum Brands Holdings, Inc.†(a)	237	12,495

		53,050

Insurance — 1.7%
Aflac, Inc.	14	732
Allstate Corp. (The)	6	652
American International Group, Inc.	12	668
Aon PLC (United Kingdom)†	5	968
Arthur J Gallagher & Co.†	98	8,778
Assurant, Inc.	8	1,007
Chubb Ltd. (Switzerland)	7	1,130
Cincinnati Financial Corp.†	84	9,800
Everest Re Group Ltd. (Bermuda)	1	266
Globe Life, Inc.	2	192
Hartford Financial Services Group, Inc. (The)†	57	3,455
Lincoln National Corp.	3	181
Loews Corp.	5	257
Marsh & McLennan Cos., Inc.†	257	25,713
MetLife, Inc.	13	613
Principal Financial Group, Inc.	5	286
Progressive Corp. (The)†	13	1,004
Prudential Financial, Inc.	6	540
Travelers Cos., Inc. (The)	4	595
Unum Group	3	89
Willis Towers Watson PLC (Ireland)†	3	579

		57,505

Materials — 5.9%
A. Schulman, Inc. CVR(b)*	141	74
Air Products & Chemicals, Inc.	4	887
AK Steel Holding Corp.*	4,166	9,457
Alamos Gold, Inc., Class A (Canada)	730	4,234

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Albemarle Corp.(a)	1	$70
Amcor PLC (Jersey)(a)	214	2,086
Ashland Global Holdings, Inc.	122	9,400
Avery Dennison Corp.	44	4,997
Axalta Coating Systems Ltd. (Bermuda)*	215	6,482
Ball Corp.	6	437
Carpenter Technology Corp.	76	3,926
Celanese Corp.	3	367
CF Industries Holdings, Inc.	4	197
Corteva, Inc.	14	392
Dow, Inc.†	14	667
DuPont de Nemours, Inc.†	394	28,096
Eastman Chemical Co.	3	221
Ecolab, Inc.	5	990
Element Solutions, Inc.†*	260	2,647
First Majestic Silver Corp. (Canada)(a)*	160	1,454
FMC Corp.	7	614
Franco-Nevada Corp. (Canada)	27	2,461
Freeport-McMoRan, Inc.†	27	258
Graphic Packaging Holding Co.(a)	33	487
Innophos Holdings, Inc.	14	454
Innospec, Inc.	84	7,488
International Flavors & Fragrances, Inc.(a)	2	245
International Paper Co.†	7	293
Koppers Holdings, Inc.*	84	2,454
Linde PLC (Ireland)†	277	53,660
Livent Corp.*	33	221
LyondellBasell Industries NV, Class A (Netherlands)†	8	716
Martin Marietta Materials, Inc.	2	548
Minerals Technologies, Inc.	117	6,212
Mosaic Co. (The)†	7	144
Neenah, Inc.	40	2,605
New Gold, Inc. (Canada)*	52	53
NewMarket Corp.	15	7,081
Newmont Goldcorp Corp.†	11	417
Novagold Resources, Inc. (Canada)*	4	24
Nucor Corp.†	5	255
Packaging Corp. of America(a)	41	4,350
PolyOne Corp.	119	3,885
PPG Industries, Inc.	4	474

The accompanying notes are an integral part of the financial statements.

64

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Quaker Chemical Corp.	2	$316
Reliance Steel & Aluminum Co.†	122	12,159
Royal Gold, Inc.	9	1,109
Schnitzer Steel Industries, Inc., Class A	29	599
Scotts Miracle-Gro Co. (The)†(a)	128	13,033
Sealed Air Corp.	3	125
Sherwin-Williams Co. (The)†	1	550
Steel Dynamics, Inc.	57	1,699
Summit Materials, Inc., Class A(a) *	77	1,709
Vulcan Materials Co.	1	151
Westrock Co.	5	182
Worthington Industries, Inc.	16	577

		204,689

Media & Entertainment — 8.6%
Activision Blizzard, Inc.†	14	741
Alphabet, Inc., Class A†*	84	102,576
AMC Networks, Inc., Class A(a)*	57	2,802
CBS Corp., Class B, non-voting shares†	197	7,953
Charter Communications, Inc., Class A*	4	1,648
Cinemark Holdings, Inc.(a)	75	2,898
Comcast Corp., Class A†	1,649	74,337
Discovery, Inc., Class A(a)*	13	346
DISH Network Corp., Class A*	51	1,738
Electronic Arts, Inc.*	6	587
Emerald Expositions Events, Inc.	37	360
Facebook, Inc., Class A†*	327	58,232
Fox Corp., Class A†	327	10,312
IAC/InterActiveCorp.*	3	654
Interpublic Group of Cos., Inc. (The)	7	151
Loral Space & Communications, Inc.*	33	1,366
Meredith Corp.(a)	41	1,503
National CineMedia, Inc.	126	1,033
Netflix, Inc.*	5	1,338
News Corp., Class A	11	153
Omnicom Group, Inc.	115	9,004
Snap, Inc., Class A(a)*	473	7,473
Take-Two Interactive Software, Inc.*	1	125
TechTarget, Inc.(a) *	57	1,284
TripAdvisor, Inc.*	2	77
Twitter, Inc.*	11	453
Viacom, Inc., Class B	109	2,619

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Walt Disney Co. (The)	33	$4,301
WideOpenWest, Inc.*	31	191
Yelp, Inc.*	23	799

		297,054

Pharmaceuticals, Biotechnology & Life Sciences — 14.3%
AbbVie, Inc.†	508	38,466
ACADIA Pharmaceuticals, Inc.(a)*	81	2,915
Agilent Technologies, Inc.	4	307
Alexion Pharmaceuticals, Inc.*	2	196
Allergan PLC (Ireland)	4	673
Amgen, Inc.†	11	2,129
Anika Therapeutics, Inc.*	23	1,262
Arrowhead Pharmaceuticals, Inc.†(a)*	390	10,990
Bausch Health Cos, Inc. (Canada)*	197	4,304
Biogen, Inc.†*	104	24,213
Bio-Rad Laboratories, Inc., Class A*	32	10,648
Bristol-Myers Squibb Co.†	861	43,661
Cambrex Corp.*	7	416
Catalyst Pharmaceuticals, Inc.(a)*	198	1,051
Celgene Corp.†*	373	37,039
Eagle Pharmaceuticals, Inc.*	139	7,863
Eli Lilly & Co.†	18	2,013
Enanta Pharmaceuticals, Inc.*	72	4,326
Exelixis, Inc.†*	764	13,511
FibroGen, Inc.(a)*	265	9,800
Genomic Health, Inc.*	105	7,121
Gilead Sciences, Inc.†	24	1,521
Illumina, Inc.*	1	304
Incyte Corp.*	2	148
Innoviva, Inc.*	304	3,204
Ionis Pharmaceuticals, Inc.†(a)*	224	13,420
IQVIA Holdings, Inc.*	2	299
Johnson & Johnson†	811	104,927
Merck & Co., Inc.†	1,163	97,901
Mettler-Toledo International, Inc.*	1	704
Momenta Pharmaceuticals, Inc.*	83	1,076
Mylan NV (Netherlands)*	9	178
Natera, Inc.*	261	8,561
Nektar Therapeutics(a)*	3	55
Neurocrine Biosciences, Inc.*	13	1,171
PerkinElmer, Inc.(a)	1	85
Perrigo Co. PLC (Ireland)(a)	2	112
Pfizer, Inc.	105	3,773
Portola Pharmaceuticals, Inc.(a)*	222	5,954

The accompanying notes are an integral part of the financial statements.

65

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Principia Biopharma, Inc.(a)*	29	$819
Radius Health, Inc.(a)*	168	4,326
Regeneron Pharmaceuticals, Inc.*	3	832
Repligen Corp.*	83	6,365
Seattle Genetics, Inc.*	4	342
Supernus Pharmaceuticals, Inc.(a)*	136	3,737
Thermo Fisher Scientific, Inc.	6	1,748
United Therapeutics Corp.*	15	1,196
Vanda Pharmaceuticals, Inc.*	684	9,084
Vertex Pharmaceuticals, Inc.*	3	508
Waters Corp.*	1	223
Xencor, Inc.*	17	573
Zoetis, Inc.†	9	1,121

		497,171

Real Estate — 0.6%
Alexandria Real Estate Equities, Inc., REIT	2	308
American Tower Corp., REIT	5	1,106
Apartment Investment & Management Co., Class A, REIT	2	104
AvalonBay Communities, Inc., REIT	2	431
Boston Properties, Inc., REIT	2	259
CBRE Group, Inc., Class A†*	7	371
Crown Castle International Corp., REIT	5	695
Digital Realty Trust, Inc., REIT(a)	4	519
Duke Realty Corp., REIT	5	170
Equinix, Inc., REIT	1	577
Equity Residential, REIT	5	431
Essex Property Trust, Inc., REIT	2	653
Extra Space Storage, Inc., REIT	2	234
Federal Realty Investment Trust, REIT	1	136
HCP, Inc., REIT	7	249
Host Hotels & Resorts, Inc., REIT	13	225
Iron Mountain, Inc., REIT(a)	4	130
Kimco Realty Corp., REIT	7	146
Macerich Co. (The), REIT(a)	2	63
Mid-America Apartment Communities, Inc., REIT	2	260
Prologis, Inc., REIT†	17	1,449
Public Storage, REIT	3	736
Realty Income Corp., REIT†	123	9,432

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Regency Centers Corp., REIT	3	$208
SBA Communications Corp., REIT	1	241
Simon Property Group, Inc., REIT	5	778
SL Green Realty Corp., REIT	1	82
UDR, Inc., REIT	5	242
Ventas, Inc., REIT	5	365
Vornado Realty Trust, REIT	3	191
Welltower, Inc., REIT†	8	725
Weyerhaeuser Co., REIT†	14	388

		21,904

Retailing — 12.9%
1-800-Flowers.com, Inc., Class A*	197	2,915
Aaron’s, Inc.	52	3,342
Advance Auto Parts, Inc.	2	331
Amazon.com, Inc.†*	60	104,155
AutoZone, Inc.†*	13	14,100
Best Buy Co., Inc.	5	345
Big Lots, Inc.(a)	282	6,909
Booking Holdings, Inc.†*	2	3,925
Caleres, Inc.(a)	467	10,932
CarMax, Inc.(a)*	3	264
Designer Brands, Inc., Class A(a)	392	6,711
Dollar General Corp.†	136	21,616
Dollar Tree, Inc.†*	5	571
eBay, Inc.†	506	19,724
Etsy, Inc.†*	2	113
Expedia Group, Inc.	3	403
Five Below, Inc.*	17	2,144
Floor & Decor Holdings, Inc., Class A(a)*	138	7,059
Funko, Inc., Class A*	1	21
Gap, Inc. (The)(a)	8	139
Genuine Parts Co.†	3	299
Group 1 Automotive, Inc.(a)	65	6,000
Guess?, Inc.	402	7,449
Home Depot, Inc. (The)†	472	109,513
Hudson Ltd., Class A (Bermuda)*	95	1,166
Kohl’s Corp.(a)	3	149
L Brands, Inc.	5	98
LKQ Corp.*	163	5,126
Lowe’s Cos., Inc.†	383	42,115
Macy’s, Inc.(a)	6	93
Monro, Inc.	23	1,817
National Vision Holdings, Inc.*	104	2,503

The accompanying notes are an integral part of the financial statements.

66

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Nordstrom, Inc.(a)	3	$101
O’Reilly Automotive, Inc.†*	1	399
Ross Stores, Inc.†	7	769
Rubicon Project, Inc. (The)*	374	3,258
Shutterstock, Inc.*	15	542
Signet Jewelers Ltd. (Bermuda)	811	13,592
Sleep Number Corp.*	144	5,950
Sonic Automotive, Inc., Class A	87	2,733
Stitch Fix, Inc., Class A(a)*	187	3,600
Target Corp.†	273	29,186
Tiffany & Co.(a)	3	278
TJX Cos., Inc. (The)†	78	4,348
Tractor Supply Co.	2	181
Ulta Beauty, Inc.*	2	501

		447,485

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.(a)*	18	522
Ambarella, Inc. (Cayman Islands)*	107	6,723
Amkor Technology, Inc.*	273	2,484
Analog Devices, Inc.	7	782
Applied Materials, Inc.†	486	24,251
Broadcom, Inc.	7	1,932
Cirrus Logic, Inc.†*	243	13,020
Cree, Inc.(a) *	186	9,114
Diodes, Inc.†*	36	1,445
Enphase Energy, Inc.(a)*	325	7,225
FormFactor, Inc.*	134	2,498
Impinj, Inc.*	181	5,580
Intel Corp.†	85	4,380
KLA Corp.†	4	638
Lam Research Corp.†	81	18,720
Lattice Semiconductor Corp.(a)*	626	11,446
Marvell Technology Group Ltd. (Bermuda)	495	12,360
Maxim Integrated Products, Inc.	4	232
Microchip Technology, Inc.(a)	5	465
Micron Technology, Inc.†*	22	943
NVIDIA Corp.	8	1,393
Qorvo, Inc.*	63	4,671
QUALCOMM, Inc.†	23	1,754
Rambus, Inc.*	269	3,531
Skyworks Solutions, Inc.	3	238
SMART Global Holdings, Inc.
(Cayman Islands)*	20	510

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Synaptics, Inc.(a)*	111	$4,434
Texas Instruments, Inc.†	19	2,456
Universal Display Corp.(a)	90	15,111
Versum Materials, Inc.†	52	2,752
Xilinx, Inc.	5	480

		162,090

Software & Services — 14.2%
Accenture PLC, Class A (Ireland)†	335	64,437
Adobe, Inc.*	6	1,657
Akamai Technologies, Inc.*	3	274
Alarm.com Holdings, Inc.(a)*	108	5,037
Alliance Data Systems Corp.	28	3,588
Alteryx, Inc., Class A(a)*	78	8,380
ANSYS, Inc.*	1	221
Appfolio, Inc., Class A(a)*	2	190
Aspen Technology, Inc.*	73	8,985
Autodesk, Inc.*	2	295
Automatic Data Processing, Inc.†	8	1,291
Avaya Holdings Corp.*	77	788
Booz Allen Hamilton Holding Corp.	112	7,954
Broadridge Financial Solutions, Inc.	61	7,590
Cadence Design Systems, Inc.*	3	198
Carbon Black, Inc.*	21	546
Cardtronics PLC, Class A (United Kingdom)*	32	968
Ceridian HCM Holding, Inc.*	9	444
Citrix Systems, Inc.	2	193
Cognizant Technology Solutions Corp., Class A†	73	4,399
CSG Systems International, Inc.	108	5,581
Descartes Systems Group, Inc. (The) (Canada)*	9	363
Digimarc Corp.*	5	195
Digital Turbine, Inc.*	580	3,738
DXC Technology Co.†	5	147
Endurance International Group Holdings, Inc.*	75	281
Euronet Worldwide, Inc.*	4	585
Fair Isaac Corp.*	9	2,732
Fidelity National Information Services, Inc.	5	664
Fiserv, Inc.*	6	622
FleetCor Technologies, Inc.*	1	287
Fortinet, Inc.†*	4	307

The accompanying notes are an integral part of the financial statements.

67

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Gartner, Inc.*	1	$143
Global Payments, Inc.	4	636
Globant SA (Luxembourg)†*	77	7,052
GTT Communications, Inc.(a)*	31	292
Hackett Group, Inc. (The)	34	560
International Business Machines Corp.†	478	69,511
Intuit, Inc.†	6	1,596
Jack Henry & Associates, Inc.	2	292
KBR, Inc.	87	2,135
Leidos Holdings, Inc.	76	6,527
Manhattan Associates, Inc.*	54	4,356
ManTech International Corp., Class A	58	4,142
Mastercard, Inc., Class A†	19	5,160
MAXIMUS, Inc.	25	1,932
Microsoft Corp.†	389	54,083
MobileIron, Inc.*	160	1,047
Model N, Inc.*	119	3,303
Nuance Communications, Inc.*	375	6,116
Open Text Corp. (Canada)	20	816
Oracle Corp.†	1,754	96,523
Paychex, Inc.†	190	15,726
Paycom Software, Inc.(a) *	32	6,704
Paylocity Holding Corp.*	130	12,685
PayPal Holdings, Inc.†*	21	2,175
Paysign, Inc.(a) *	58	586
Perspecta, Inc.	342	8,933
Progress Software Corp.	40	1,522
PROS Holdings, Inc.*	18	1,073
Qualys, Inc.(a) *	83	6,272
Sabre Corp.	193	4,322
salesforce.com, Inc.*	10	1,484
Science Applications International Corp.	26	2,271
SPS Commerce, Inc.*	123	5,790
Symantec Corp.	11	260
Synopsys, Inc.*	2	274
TiVo Corp.	597	4,546
Trade Desk, Inc. (The), Class A*	8	1,500
TTEC Holdings, Inc.	74	3,543
VeriSign, Inc.*	1	189
Visa, Inc., Class A†	42	7,224
Western Union Co. (The)	232	5,375

		491,613

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 12.4%
Amphenol Corp., Class A†	6	$579
Apple, Inc.†	910	203,813
Arista Networks, Inc.*	1	239
Arrow Electronics, Inc.*	27	2,014
Benchmark Electronics, Inc.	187	5,434
CDW Corp.†	31	3,820
Celestica, Inc. (Canada)*	127	911
Cisco Systems, Inc.†	1,980	97,832
Comtech Telecommunications Corp.	80	2,600
Corning, Inc.†	15	428
Diebold Nixdorf, Inc.(a)*	1,023	11,458
EchoStar Corp., Class A*	39	1,545
ePlus, Inc.*	5	380
F5 Networks, Inc.*	32	4,493
FARO Technologies, Inc.*	22	1,064
FLIR Systems, Inc.	2	105
Hewlett Packard Enterprise Co.†	25	379
HP, Inc.†	804	15,212
II-VI, Inc.(a)*	6	211
IPG Photonics Corp.(a)*	1	136
Jabil, Inc.	133	4,757
Juniper Networks, Inc.	6	148
Keysight Technologies, Inc.*	3	292
Knowles Corp.(a)*	130	2,644
Lumentum Holdings, Inc.(a)*	136	7,284
Motorola Solutions, Inc.†	84	14,314
MTS Systems Corp.	40	2,210
NCR Corp.†*	54	1,704
NetApp, Inc.	126	6,616
NETGEAR, Inc.(a)*	126	4,060
OSI Systems, Inc.†*	51	5,180
Rogers Corp.*	2	273
Sanmina Corp.*	209	6,711
Seagate Technology PLC (Ireland)	5	269
SYNNEX Corp.	10	1,129
TE Connectivity Ltd. (Switzerland)†	84	7,827
TTM Technologies, Inc.(a)*	688	8,390
Western Digital Corp.†	5	298
Xerox Holdings Corp.	129	3,858
Zebra Technologies Corp., Class A*	5	1,032

		431,649

Telecommunication Services — 5.6%
AT&T, Inc.†	2,986	112,990
ATN International, Inc.	13	759

The accompanying notes are an integral part of the financial statements.

68

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
CenturyLink, Inc.†(a)	574	$7,164
Cogent Communications Holdings, Inc.†	19	1,047
T-Mobile US, Inc.*	12	945
Verizon Communications, Inc.†	1,182	71,346

		194,251

Transportation — 3.3%
Alaska Air Group, Inc.	3	195
American Airlines Group, Inc.†	8	216
Canadian National Railway Co. (Canada)	40	3,594
Canadian Pacific Railway Ltd. (Canada)†	46	10,233
CH Robinson Worldwide, Inc.(a)	2	170
CSX Corp.†	435	30,132
Delta Air Lines, Inc.†	15	864
Echo Global Logistics, Inc.*	212	4,802
Expeditors International of Washington, Inc.†	90	6,686
FedEx Corp.†	5	728
Forward Air Corp.	32	2,039
Hub Group, Inc., Class A†*	256	11,904
JB Hunt Transport Services, Inc.(a)	3	332
Kansas City Southern	1	133
Landstar System, Inc.	43	4,841
Marten Transport Ltd.	10	208
Norfolk Southern Corp.†	102	18,325
Southwest Airlines Co.†	283	15,285
Union Pacific Corp.†	13	2,106
United Airlines Holdings, Inc.†*	5	442
United Parcel Service, Inc., Class B	16	1,917
Universal Logistics Holdings, Inc.	14	326
XPO Logistics, Inc.*	4	286

		115,764

Utilities — 1.9%
AES Corp.†	88	1,438
Alliant Energy Corp.	4	216
Ameren Corp.	5	400
American Electric Power Co., Inc.	6	562
American Water Works Co., Inc.	2	248
Atmos Energy Corp.	1	114
CenterPoint Energy, Inc.	7	211
CMS Energy Corp.	5	320
Consolidated Edison, Inc.	4	378

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Dominion Energy, Inc.	10	$810
DTE Energy Co.	3	399
Duke Energy Corp.†	12	1,150
Edison International	4	302
Entergy Corp.	2	235
Evergy, Inc.†	5	333
Eversource Energy	4	342
Exelon Corp.†	17	821
FirstEnergy Corp.†	10	482
Fortis, Inc. (Canada)	106	4,487
NextEra Energy, Inc.	9	2,097
NiSource, Inc.	5	150
Northwest Natural Holding Co.	43	3,068
NRG Energy, Inc.†	137	5,425
Ormat Technologies, Inc.	83	6,166
Pinnacle West Capital Corp.	2	194
PPL Corp.	10	315
Public Service Enterprise Group, Inc.	7	435
Sempra Energy	145	21,403
Southern Co. (The)†	20	1,235
TransAlta Corp. (Canada)	134	871
Unitil Corp.	3	190
Vistra Energy Corp.	407	10,879
WEC Energy Group, Inc.†	7	666
Xcel Energy, Inc.	7	454

		66,796

TOTAL COMMON STOCKS (Cost $4,468,831)		4,842,975

TOTAL LONG POSITIONS - 139.7%		4,842,975

(Cost $4,468,831)

SHORT POSITIONS — (40.2)%
COMMON STOCKS — (40.2)%
Automobiles & Components — (2.0)%
American Axle & Manufacturing
Holdings, Inc.*	(430)	(3,535)
Cooper Tire & Rubber Co.	(106)	(2,769)
Cooper-Standard Holding, Inc.*	(123)	(5,028)
Dana, Inc.	(913)	(13,184)
Delphi Technologies PLC (Jersey)	(621)	(8,321)
Dorman Products, Inc.*	(47)	(3,738)
Fox Factory Holding Corp.*	(32)	(1,992)
Goodyear Tire & Rubber Co. (The)	(1,113)	(16,033)

The accompanying notes are an integral part of the financial statements.

69

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Lear Corp.	(11)	$(1,297)
Standard Motor Products, Inc.	(41)	(1,991)
Thor Industries, Inc.	(168)	(9,516)

		(67,404)

Capital Goods — (4.4)%
Actuant Corp., Class A	(19)	(417)
Aerovironment, Inc.*	(100)	(5,356)
AGCO Corp.	(87)	(6,586)
Ameresco, Inc., Class A*	(119)	(1,912)
Argan, Inc.	(116)	(4,558)
Astec Industries, Inc.	(5)	(156)
Axon Enterprise, Inc.*	(21)	(1,192)
Barnes Group, Inc.	(24)	(1,237)
Bloom Energy Corp., Class A*	(664)	(2,158)
Colfax Corp.*	(258)	(7,497)
Columbus McKinnon Corp.	(5)	(182)
Comfort Systems USA, Inc.	(224)	(9,908)
Continental Building Products, Inc.*	(45)	(1,228)
Dycom Industries, Inc.*	(73)	(3,727)
EnerSys.	(81)	(5,341)
ESCO Technologies, Inc.	(60)	(4,774)
Franklin Electric Co., Inc.	(2)	(96)
Generac Holdings, Inc.*	(118)	(9,244)
Harsco Corp.*	(409)	(7,755)
Helios Technologies, Inc.	(19)	(771)
Hyster-Yale Materials Handling, Inc.	(38)	(2,080)
ITT, Inc.	(40)	(2,448)
John Bean Technologies Corp.	(25)	(2,486)
Kadant, Inc.	(8)	(702)
Manitowoc Co., Inc. (The)*	(335)	(4,188)
Masonite International Corp. (Canada)*	(3)	(174)
Moog, Inc., Class A	(62)	(5,029)
MYR Group, Inc.*	(61)	(1,909)
Nordson Corp.	(24)	(3,510)
NV5 Global, Inc.*	(67)	(4,574)
Oshkosh Corp.	(29)	(2,198)
Proto Labs, Inc.*	(1)	(102)
Raven Industries, Inc.	(30)	(1,004)
RBC Bearings, Inc.*	(3)	(498)
Rush Enterprises, Inc., Class A	(59)	(2,276)
Simpson Manufacturing Co., Inc.	(8)	(555)
Sunrun, Inc.*	(256)	(4,276)
TriMas Corp.*	(121)	(3,709)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Tutor Perini Corp.*	(452)	$(6,477)
Univar Solutions, Inc.*	(580)	(12,041)
Vicor Corp.*	(81)	(2,391)
Vivint Solar, Inc.*	(1,050)	(6,867)
WESCO International, Inc.*	(162)	(7,739)

		(151,328)

Commercial & Professional Services — (1.2)%
ACCO Brands Corp.	(166)	(1,638)
ADT, Inc.	(115)	(721)
Brink’s Co. (The)	(10)	(830)
CBIZ, Inc.*	(4)	(94)
Covanta Holding Corp.	(113)	(1,954)
Forrester Research, Inc.	(31)	(996)
HNI Corp.	(114)	(4,047)
Huron Consulting Group, Inc.*	(26)	(1,595)
ICF International, Inc.	(84)	(7,095)
Korn Ferry	(156)	(6,028)
Matthews International Corp., Class A	(27)	(956)
MSA Safety, Inc.	(25)	(2,728)
SP Plus Corp.*	(1)	(37)
Upwork, Inc.*	(126)	(1,676)
US Ecology, Inc.	(106)	(6,778)
Viad Corp.	(77)	(5,171)
Waste Connections, Inc. (Canada)	(3)	(276)

		(42,620)

Consumer Durables & Apparel — (2.3)%
American Outdoor Brands Corp.*	(197)	(1,152)
Callaway Golf Co.	(502)	(9,744)
Canada Goose Holdings, Inc. (Canada)*	(309)	(13,587)
Columbia Sportswear Co.	(92)	(8,914)
Crocs, Inc.*	(13)	(361)
G-III Apparel Group Ltd.*	(202)	(5,206)
GoPro, Inc., Class A*	(532)	(2,758)
iRobot Corp.*	(193)	(11,902)
Levi Strauss & Co., Class A	(130)	(2,475)
Lovesac Co. (The)*	(35)	(653)
Lululemon Athletica, Inc.*	(2)	(385)
Movado Group, Inc.	(118)	(2,933)
Sturm Ruger & Co., Inc.	(91)	(3,800)
Tupperware Brands Corp.	(68)	(1,079)
Wolverine World Wide, Inc.	(453)	(12,802)

The accompanying notes are an integral part of the financial statements.

70

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
YETI Holdings, Inc.*	(63)	$(1,764)

		(79,515)

Consumer Services — (0.6)%
Brinker International, Inc.	(84)	(3,584)
Graham Holdings Co., Class B	(4)	(2,654)
Hilton Grand Vacations, Inc.*	(77)	(2,464)
Houghton Mifflin Harcourt Co.*	(678)	(3,614)
Hyatt Hotels Corp., Class A	(4)	(295)
OneSpaWorld Holdings Ltd. (Bahamas)*	(94)	(1,460)
Papa John’s International, Inc.	(14)	(733)
Regis Corp.*	(13)	(263)
Stars Group, Inc. (The) (Canada)*	(236)	(3,535)
Twin River Worldwide Holdings, Inc.	(26)	(594)
Vail Resorts, Inc.	(4)	(910)

		(20,106)

Energy — (4.4)%
Cameco Corp. (Canada)	(471)	(4,475)
Canadian Natural Resources Ltd. (Canada)	(437)	(11,637)
Centennial Resource Development, Inc., Class A*	(1,967)	(8,881)
Chesapeake Energy Corp.*	(6,510)	(9,179)
Diamond Offshore Drilling, Inc.*	(1,357)	(7,545)
Equitrans Midstream Corp.	(594)	(8,643)
Exterran Corp.*	(164)	(2,142)
Extraction Oil & Gas, Inc.*	(1,242)	(3,651)
Imperial Oil Ltd. (Canada)	(13)	(338)
KLX Energy Services Holdings, Inc.*	(121)	(1,046)
Magnolia Oil & Gas Corp., Class A*	(346)	(3,841)
McDermott International, Inc. (Panama)*	(504)	(1,018)
Murphy Oil Corp.	(521)	(11,519)
NexGen Energy Ltd. (Canada)*	(263)	(342)
Noble Corp. PLC (United Kingdom)*	(41)	(52)
Oasis Petroleum, Inc.*	(3,402)	(11,771)
Oceaneering International, Inc.*	(259)	(3,509)
Par Pacific Holdings, Inc.*	(269)	(6,149)
ProPetro Holding Corp.*	(659)	(5,990)
Renewable Energy Group, Inc.*	(335)	(5,027)
RPC, Inc.	(1,155)	(6,480)
SemGroup Corp., Class A	(805)	(13,154)
Southwestern Energy Co.*	(1,542)	(2,976)
Targa Resources Corp.	(30)	(1,205)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Unit Corp.*	(350)	$(1,183)
Valaris PLC (United Kingdom)	(2,392)	(11,506)
Whiting Petroleum Corp.*	(1,263)	(10,142)

		(153,401)

Food & Staples Retailing — (0.2)%
Casey’s General Stores, Inc.	(30)	(4,835)
Performance Food Group Co.*	(50)	(2,300)
PriceSmart, Inc.	(7)	(498)

		(7,633)

Food, Beverage & Tobacco — (0.5)%
Cott Corp. (Canada)	(266)	(3,317)
Darling Ingredients, Inc.*	(228)	(4,362)
Freshpet, Inc.*	(108)	(5,375)
National Beverage Corp.	(69)	(3,061)
Post Holdings, Inc.*	(4)	(423)

		(16,538)

Health Care Equipment & Services — (2.1)%
Acadia Healthcare Co., Inc.*	(43)	(1,336)
Addus HomeCare Corp.*	(89)	(7,056)
Apollo Medical Holdings, Inc.*	(65)	(1,145)
Atrion Corp.	(3)	(2,338)
Avanos Medical, Inc.*	(90)	(3,371)
Axogen, Inc.*	(341)	(4,256)
Axonics Modulation Technologies, Inc.*	(36)	(969)
Cantel Medical Corp.	(39)	(2,917)
Castlight Health, Inc., Class B*	(245)	(345)
Cerus Corp.*	(22)	(113)
CryoLife, Inc.*	(68)	(1,846)
Glaukos Corp.*	(84)	(5,251)
Globus Medical, Inc., Class A*	(2)	(102)
HealthStream, Inc.*	(37)	(958)
LeMaitre Vascular, Inc.	(78)	(2,666)
Medidata Solutions, Inc.*	(50)	(4,575)
Merit Medical Systems, Inc.*	(222)	(6,762)
OrthoPediatrics Corp.*	(75)	(2,645)
Penumbra, Inc.*	(2)	(269)
PetIQ, Inc.*	(60)	(1,636)
RadNet, Inc.*	(69)	(991)
Select Medical Holdings Corp.*	(97)	(1,607)
Senseonics Holdings, Inc.*	(1,577)	(1,559)
Tenet Healthcare Corp.*	(400)	(8,848)
US Physical Therapy, Inc.	(2)	(261)

The accompanying notes are an integral part of the financial statements.

71

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Vocera Communications, Inc.*	(190)	$(4,684)
Wright Medical Group NV (Netherlands)*	(244)	(5,034)

		(73,540)

Household & Personal Products — (0.4)%
Energizer Holdings, Inc.	(318)	(13,858)
Inter Parfums, Inc.	(6)	(420)

		(14,278)

Materials — (3.6)%
AdvanSix, Inc.*	(45)	(1,157)
Alcoa Corp.*	(104)	(2,087)
Balchem Corp.	(43)	(4,265)
Chase Corp.	(2)	(219)
Clearwater Paper Corp.*	(115)	(2,429)
Cleveland-Cliffs, Inc.	(1,296)	(9,357)
Compass Minerals International, Inc.	(72)	(4,067)
Fortuna Silver Mines, Inc. (Canada)*	(3,064)	(9,468)
FutureFuel Corp.	(37)	(442)
Greif, Inc., Class A	(19)	(720)
Hecla Mining Co.	(6,588)	(11,595)
Hudbay Minerals, Inc. (Canada)	(25)	(90)
Huntsman Corp.	(1)	(23)
IAMGOLD Corp. (Canada)*	(894)	(3,049)
Kronos Worldwide, Inc.	(258)	(3,191)
Louisiana-Pacific Corp.	(668)	(16,419)
Methanex Corp. (Canada)	(16)	(568)
Norbord, Inc. (Canada)	(118)	(2,826)
Olin Corp.	(50)	(936)
Owens-Illinois, Inc.	(966)	(9,921)
Pan American Silver Corp. (Canada)	(343)	(5,378)
Sandstorm Gold Ltd. (Canada)*	(9)	(51)
SunCoke Energy, Inc.*	(406)	(2,290)
Tredegar Corp.	(73)	(1,425)
Trinseo SA (Luxembourg)	(5)	(215)
Tronox Holdings PLC, Class A (United Kingdom)	(968)	(8,034)
United States Steel Corp.	(1,314)	(15,177)
US Concrete, Inc.*	(42)	(2,322)
Venator Materials PLC (United
Kingdom)*	(644)	(1,571)
Westlake Chemical Corp.	(69)	(4,521)

		(123,813)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (1.4)%
comScore, Inc.*	(223)	$(426)
EW Scripps Co. (The), Class A	(346)	(4,595)
Gray Television, Inc.*	(663)	(10,820)
John Wiley & Sons, Inc., Class A	(49)	(2,153)
Madison Square Garden Co. (The), Class A*	(33)	(8,696)
Marcus Corp. (The)	(26)	(962)
QuinStreet, Inc.*	(94)	(1,183)
Rosetta Stone, Inc.*	(22)	(383)
Scholastic Corp.	(29)	(1,095)
TrueCar, Inc.*	(1,300)	(4,420)
Zillow Group, Inc., Class C*	(478)	(14,254)

		(48,987)

Pharmaceuticals, Biotechnology & Life Sciences — (4.6)%
Acorda Therapeutics, Inc.*	(98)	(281)
Adverum Biotechnologies, Inc.*	(96)	(523)
Agios Pharmaceuticals, Inc.*	(129)	(4,180)
Akcea Therapeutics, Inc.*	(2)	(31)
Alkermes PLC (Ireland)*	(146)	(2,848)
Amicus Therapeutics, Inc.*	(466)	(3,737)
Amneal Pharmaceuticals, Inc.*	(246)	(713)
AnaptysBio, Inc.*	(37)	(1,295)
ANI Pharmaceuticals, Inc.*	(92)	(6,705)
Arena Pharmaceuticals, Inc.*	(62)	(2,838)
ArQule, Inc.*	(636)	(4,560)
Athenex, Inc.*	(24)	(292)
Audentes Therapeutics, Inc.*	(61)	(1,713)
Aurinia Pharmaceuticals, Inc. (Canada)*	(251)	(1,340)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(38)	(1,585)
BioMarin Pharmaceutical, Inc.*	(65)	(4,381)
Bio-Techne Corp.	(14)	(2,739)
Bluebird Bio, Inc.*	(78)	(7,162)
Blueprint Medicines Corp.*	(52)	(3,820)
Bruker Corp.	(187)	(8,215)
Catalent, Inc.*	(185)	(8,817)
Codexis, Inc.*	(322)	(4,416)
Crinetics Pharmaceuticals, Inc.*	(17)	(256)
Cronos Group, Inc. (Canada)*	(510)	(4,616)
Denali Therapeutics, Inc.*	(126)	(1,930)
Emergent BioSolutions, Inc.*	(111)	(5,803)
Epizyme, Inc.*	(20)	(206)
Fate Therapeutics, Inc.*	(38)	(590)

The accompanying notes are an integral part of the financial statements.

72

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Fluidigm Corp.*	(450)	$(2,084)
Homology Medicines, Inc.*	(193)	(3,493)
Insmed, Inc.*	(289)	(5,098)
Intersect ENT, Inc.*	(311)	(5,290)
Intrexon Corp.*	(52)	(297)
Kiniksa Pharmaceuticals Ltd., Class A (Bermuda)*	(65)	(553)
Krystal Biotech, Inc.*	(11)	(382)
Ligand Pharmaceuticals, Inc.*	(36)	(3,583)
Luminex Corp.	(253)	(5,224)
MeiraGTx Holdings PLC (Cayman Islands)*	(42)	(670)
Myriad Genetics, Inc.*	(548)	(15,689)
NanoString Technologies, Inc.*	(8)	(173)
Phibro Animal Health Corp., Class A	(14)	(299)
PTC Therapeutics, Inc.*	(52)	(1,759)
Quanterix Corp.*	(58)	(1,274)
Ra Pharmaceuticals, Inc.*	(1)	(24)
REGENXBIO, Inc.*	(137)	(4,877)
Retrophin, Inc.*	(95)	(1,101)
Rhythm Pharmaceuticals, Inc.*	(42)	(907)
Rubius Therapeutics, Inc.*	(94)	(738)
Sangamo Therapeutics, Inc.*	(231)	(2,091)
Sarepta Therapeutics, Inc.*	(144)	(10,846)
Spark Therapeutics, Inc.*	(21)	(2,037)
Ultragenyx Pharmaceutical, Inc.*	(88)	(3,765)
UroGen Pharma Ltd. (Israel)*	(7)	(167)
Vericel Corp.*	(63)	(954)
ZIOPHARM Oncology, Inc.*	(304)	(1,301)
Zymeworks, Inc. (Canada)*	(3)	(74)

		(160,342)

Retailing — (2.2)%
Abercrombie & Fitch Co., Class A	(593)	(9,251)
American Eagle Outfitters, Inc.	(445)	(7,218)
At Home Group, Inc.*	(512)	(4,925)
Boot Barn Holdings, Inc.*	(46)	(1,605)
Dick’s Sporting Goods, Inc.	(353)	(14,406)
Foot Locker, Inc.	(28)	(1,208)
GrubHub, Inc.*	(151)	(8,488)
Office Depot, Inc.	(3,382)	(5,935)
Party City Holdco, Inc.*	(927)	(5,293)
Quotient Technology, Inc.*	(19)	(149)
Urban Outfitters, Inc.*	(243)	(6,826)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Williams-Sonoma, Inc.	(177)	$(12,032)

		(77,336)

Semiconductors & Semiconductor Equipment — (1.8)%
Advanced Energy Industries, Inc.*	(162)	(9,300)
Axcelis Technologies, Inc.*	(183)	(3,127)
Brooks Automation, Inc.	(2)	(74)
Cohu, Inc.	(293)	(3,957)
Ichor Holdings Ltd. (Cayman Islands)*	(148)	(3,579)
MaxLinear, Inc.*	(12)	(269)
MKS Instruments, Inc.	(152)	(14,027)
Monolithic Power Systems, Inc.	(36)	(5,603)
Nanometrics, Inc.*	(174)	(5,676)
ON Semiconductor Corp.*	(556)	(10,681)
Power Integrations, Inc.	(35)	(3,165)
Rudolph Technologies, Inc.*	(19)	(501)
Semtech Corp.*	(25)	(1,215)
Xperi Corp.	(2)	(41)

		(61,215)

Software & Services — (3.9)%
2U, Inc.*	(399)	(6,496)
8x8, Inc.*	(364)	(7,542)
ACI Worldwide, Inc.*	(259)	(8,113)
Altair Engineering, Inc., Class A*	(16)	(554)
Anaplan, Inc.*	(12)	(564)
BlackBerry Ltd. (Canada)*	(1,204)	(6,321)
Carbonite, Inc.*	(386)	(5,979)
Conduent, Inc.*	(1,865)	(11,600)
Cornerstone OnDemand, Inc.*	(3)	(164)
Domo, Inc., Class B*	(26)	(415)
Dropbox, Inc., Class A*	(364)	(7,342)
Envestnet, Inc.*	(113)	(6,407)
Everbridge, Inc.*	(11)	(679)
Evo Payments, Inc., Class A*	(97)	(2,728)
Guidewire Software, Inc.*	(49)	(5,164)
Instructure, Inc.*	(17)	(659)
j2 Global, Inc.	(21)	(1,907)
LogMeIn, Inc.	(1)	(71)
New Relic, Inc.*	(168)	(10,324)
OneSpan, Inc.*	(148)	(2,146)
Palo Alto Networks, Inc.*	(37)	(7,542)
Pluralsight, Inc., Class A*	(395)	(6,634)
Presidio, Inc.	(112)	(1,893)
PTC, Inc.*	(59)	(4,023)

The accompanying notes are an integral part of the financial statements.

73

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
QAD, Inc., Class A	(9)	$(416)
Rapid7, Inc.*	(27)	(1,226)
SailPoint Technologies Holding, Inc.*	(81)	(1,514)
Smartsheet, Inc., Class A*	(136)	(4,900)
Tenable Holdings, Inc.*	(188)	(4,207)
Tucows, Inc., Class A*	(63)	(3,412)
Varonis Systems, Inc.*	(91)	(5,440)
Workday, Inc., Class A*	(14)	(2,379)
Yext, Inc.*	(173)	(2,749)
Zix Corp.*	(53)	(384)
Zscaler, Inc.*	(81)	(3,828)

		(135,722)

Technology Hardware & Equipment — (2.0)%
Anixter International, Inc.*	(42)	(2,903)
AVX Corp.	(176)	(2,675)
Belden, Inc.	(183)	(9,761)
Casa Systems, Inc.*	(234)	(1,838)
Coherent, Inc.*	(36)	(5,534)
CommScope Holding Co., Inc.*	(1,214)	(14,277)
Harmonic, Inc.*	(57)	(375)
Insight Enterprises, Inc.*	(17)	(947)
KEMET Corp.	(7)	(127)
Littelfuse, Inc.	(44)	(7,802)
nLight, Inc.*	(334)	(5,230)
Novanta, Inc. (Canada)*	(27)	(2,206)
PC Connection, Inc.	(1)	(39)
Plexus Corp.*	(122)	(7,626)
Ribbon Communications, Inc.*	(220)	(1,285)
ScanSource, Inc.*	(118)	(3,605)
Stratasys Ltd. (Israel)*	(151)	(3,217)
Viavi Solutions, Inc.*	(82)	(1,148)

		(70,595)

Telecommunication Services — (0.4)%
Anterix, Inc.*	(2)	(72)
Boingo Wireless, Inc.*	(604)	(6,704)
Globalstar, Inc.*	(540)	(223)
Rogers Communications, Inc., Class B (Canada)	(100)	(4,873)
United States Cellular Corp.*	(9)	(338)
Zayo Group Holdings, Inc.*	(48)	(1,627)

		(13,837)

Transportation — (0.6)%
Air Transport Services Group, Inc.*	(95)	(1,997)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Ryder System, Inc.	(179)	$(9,267)
Spirit Airlines, Inc.*	(261)	(9,474)

		(20,738)

Utilities — (1.6)%
Algonquin Power & Utilities Corp. (Canada)	(157)	(2,151)
Avangrid, Inc.	(85)	(4,441)
Black Hills Corp.	(92)	(7,059)
Clearway Energy, Inc., Class A	(184)	(3,191)
El Paso Electric Co.	(91)	(6,104)
Middlesex Water Co.	(31)	(2,014)
National Fuel Gas Co.	(135)	(6,334)
NorthWestern Corp.	(7)	(525)
OGE Energy Corp.	(23)	(1,044)
Otter Tail Corp.	(4)	(215)
Pattern Energy Group, Inc., Class A	(64)	(1,724)
PG&E Corp.*	(1,259)	(12,590)
Southwest Gas Holdings, Inc.	(22)	(2,003)
Spire, Inc.	(68)	(5,932)
Sunnova Energy International, Inc.*	(20)	(215)
York Water Co. (The)	(4)	(175)

		(55,717)

TOTAL COMMON STOCK (Proceeds $1,495,695)		(1,394,665)

TOTAL SECURITES SOLD SHORT - (40.2)%		(1,394,665)

(Proceeds $1,495,695)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		18,720

NET ASSETS - 100.0%		$3,467,030

The accompanying notes are an integral part of the financial statements.

74

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Concluded)

September 30, 2019

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $365,122, which was collateralized by $326,056 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 10/10/2019 -2/15/2049.

(b)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR  Contingent Value Rights

PLC   Public Limited Company

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

75

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
LONG POSITIONS — 140.7%
COMMON STOCKS — 140.7%
Automobiles & Components — 0.9%
BorgWarner, Inc.	9	$330
Ford Motor Co.	2,916	26,711
General Motors Co.	16	600
Harley-Davidson, Inc.(a)	2	72

		27,713

Banks — 0.4%
Bank of America Corp.	65	1,896
BB&T Corp.(a)	9	480
Citigroup, Inc.	22	1,520
First Republic Bank	2	193
JPMorgan Chase & Co.	37	4,355
People’s United Financial, Inc.	4	63
PNC Financial Services Group, Inc. (The)	6	841
SunTrust Banks, Inc.†	6	413
SVB Financial Group*	1	209
US Bancorp	19	1,051

		11,021

Capital Goods — 10.8%
3M Co.	58	9,535
AMETEK, Inc.	3	275
Arconic, Inc.	167	4,342
Caterpillar, Inc.†	7	884
Cummins, Inc.†	117	19,032
Dover Corp.†	2	199
Eaton Corp. PLC (Ireland)†	254	21,120
Emerson Electric Co.	132	8,825
Fortive Corp.†	39	2,674
Honeywell International, Inc.†	329	55,667
Illinois Tool Works, Inc.†	55	8,607
Ingersoll-Rand PLC (Ireland)†	143	17,619
Jacobs Engineering Group, Inc.	101	9,242
Johnson Controls International PLC (Ireland)†	632	27,738
L3Harris Technologies, Inc.	84	17,526
Lockheed Martin Corp.†	200	78,012
Masco Corp.	31	1,292
Parker-Hannifin Corp.	94	16,977
Rockwell Automation, Inc.	1	165
Roper Technologies, Inc.	2	713
Snap-on, Inc.	41	6,418
Textron, Inc.	3	147
TransDigm Group, Inc.†	2	1,041

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Rentals, Inc.*	31	$3,864
United Technologies Corp.	45	6,143

		318,057

Commercial & Professional Services — 0.5%
Cintas Corp.	12	3,217
Copart, Inc.*	3	241
IHS Markit Ltd. (Bermuda)*	4	268
Republic Services, Inc.†	95	8,222
Robert Half International, Inc.	45	2,505
Verisk Analytics, Inc.	2	316
Waste Management, Inc.†	2	230

		14,999

Consumer Durables & Apparel — 0.9%
Garmin Ltd. (Switzerland)†	4	339
Lennar Corp., Class A	36	2,011
Mohawk Industries, Inc.*	1	124
PVH Corp.	55	4,853
Ralph Lauren Corp.(a)	57	5,442
Tapestry, Inc.(a)	5	130
VF Corp.†	142	12,637

		25,536

Consumer Services — 1.2%
Carnival Corp. (Panama)	482	21,068
Darden Restaurants, Inc.	2	236
H&R Block, Inc.(a)	23	543
Hilton Worldwide Holdings, Inc.	4	372
Marriott International, Inc., Class A	4	497
McDonald’s Corp.†	10	2,147
Starbucks Corp.	15	1,326
Yum! Brands, Inc.†	80	9,074

		35,263

Diversified Financials — 7.7%
Affiliated Managers Group, Inc.	40	3,334
American Express Co.†	60	7,097
Ameriprise Financial, Inc.	1	147
Berkshire Hathaway, Inc., Class B†*	41	8,529
BlackRock, Inc.†	114	50,803
Discover Financial Services†	121	9,812
Franklin Resources, Inc.†(a)	371	10,707
Goldman Sachs Group, Inc. (The)†	17	3,523
Intercontinental Exchange, Inc.	310	28,604
Invesco Ltd. (Bermuda)(a)	302	5,116
MarketAxess Holdings, Inc.	1	328

The accompanying notes are an integral part of the financial statements.

76

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Moody’s Corp.†	106	$21,712
MSCI, Inc.	2	436
Nasdaq, Inc.	122	12,121
S&P Global, Inc.†	181	44,341
State Street Corp.	4	237
Synchrony Financial	8	273
T Rowe Price Group, Inc.†	183	20,908

		228,028

Energy — 5.6%
Apache Corp.(a)	4	102
Cabot Oil & Gas Corp.	308	5,412
Chevron Corp.†	433	51,354
ConocoPhillips†	821	46,781
Devon Energy Corp.†	330	7,940
Helmerich & Payne, Inc.	81	3,246
HollyFrontier Corp.	128	6,866
Kinder Morgan, Inc.	191	3,936
Marathon Oil Corp.	13	159
Marathon Petroleum Corp.	290	17,618
Occidental Petroleum Corp.	120	5,336
TechnipFMC PLC (United Kingdom)	121	2,921
Valero Energy Corp.†	161	13,724

		165,395

Food & Staples Retailing — 5.6%
Costco Wholesale Corp.	5	1,441
Kroger Co. (The)	10	258
Sysco Corp.†	377	29,934
Walgreens Boots Alliance, Inc.†	679	37,555
Walmart, Inc.†	809	96,012

		165,200

Food, Beverage & Tobacco — 8.9%
Altria Group, Inc.†	1,362	55,706
Campbell Soup Co.(a)	6	281
Coca-Cola Co. (The)	257	13,991
Conagra Brands, Inc.	356	10,922
General Mills, Inc.†	430	23,702
Hershey Co. (The)†	124	19,219
JM Smucker Co. (The)	2	220
Kellogg Co.	121	7,786
Kraft Heinz Co. (The)†	897	25,058
McCormick & Co., Inc., non-voting shares†(a)	54	8,440
Molson Coors Brewing Co., Class B	2	115

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A†	806	$44,588
PepsiCo, Inc.†	201	27,557
Philip Morris International, Inc.†	349	26,500

		264,085

Health Care Equipment & Services — 6.5%
AmerisourceBergen Corp.	56	4,610
Anthem, Inc.†	38	9,124
Cardinal Health, Inc.†	219	10,335
Centene Corp.†*	304	13,151
Cigna Corp.	5	759
CVS Health Corp.†	954	60,169
Danaher Corp.†	80	11,554
DaVita, Inc.(a) *	122	6,963
Henry Schein, Inc.(a) *	105	6,668
Humana, Inc.†	99	25,311
Laboratory Corp. of America Holdings†*	2	336
McKesson Corp.	134	18,312
Medtronic PLC (Ireland)†	23	2,498
Quest Diagnostics, Inc.	71	7,599
ResMed, Inc.	1	135
UnitedHealth Group, Inc.†	58	12,605
Universal Health Services, Inc., Class B	24	3,570

		193,699

Household & Personal Products — 1.6%
Church & Dwight Co., Inc.	3	226
Clorox Co. (The)	2	304
Colgate-Palmolive Co.†	475	34,917
Kimberly-Clark Corp.	30	4,262
Procter & Gamble Co. (The)†	53	6,592

		46,301

Insurance — 2.2%
Aflac, Inc.	64	3,348
Allstate Corp. (The)†	28	3,043
American International Group, Inc.	10	557
Aon PLC (United Kingdom)†	6	1,161
Arthur J Gallagher & Co.	137	12,271
Assurant, Inc.	19	2,391
Chubb Ltd. (Switzerland)	6	969
Cincinnati Financial Corp.	115	13,417
Globe Life, Inc.	2	191

The accompanying notes are an integral part of the financial statements.

77

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Hartford Financial Services Group, Inc. (The)†	80	$4,849
Loews Corp.	6	309
Marsh & McLennan Cos., Inc.†	189	18,909
Progressive Corp. (The)†	22	1,700
Travelers Cos., Inc. (The)	9	1,338
Willis Towers Watson PLC (Ireland)†	2	386

		64,839

Materials — 5.2%
Amcor PLC (Jersey)(a)	182	1,774
Avery Dennison Corp.	51	5,792
Ball Corp.†	7	510
Celanese Corp.	1	122
CF Industries Holdings, Inc.	59	2,903
Dow, Inc.†	205	9,768
DuPont de Nemours, Inc.†	550	39,220
FMC Corp.	42	3,683
International Paper Co.†	145	6,064
Linde PLC (Ireland)	387	74,970
Nucor Corp.	4	204
Packaging Corp. of America(a)	53	5,623
Sealed Air Corp.	4	166
Westrock Co.	98	3,572

		154,371

Media & Entertainment — 9.3%
Activision Blizzard, Inc.†	13	688
Alphabet, Inc., Class A†*	73	89,143
CBS Corp., Class B, non-voting shares	275	11,102
Charter Communications, Inc., Class A*	23	9,479
Comcast Corp., Class A†	1,607	72,444
Discovery, Inc., Class A(a) *	8	213
DISH Network Corp., Class A*	188	6,405
Facebook, Inc., Class A†*	286	50,931
Fox Corp., Class A†	457	14,412
Interpublic Group of Cos., Inc. (The)	4	86
Omnicom Group, Inc.(a)	160	12,528
Viacom, Inc., Class B	178	4,277
Walt Disney Co. (The)	21	2,737

		274,445

Pharmaceuticals, Biotechnology & Life Sciences — 14.8%
AbbVie, Inc.†	806	61,030

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Alexion Pharmaceuticals, Inc.*	26	$2,546
Allergan PLC (Ireland)	4	673
Amgen, Inc.†	11	2,129
Biogen, Inc.†*	141	32,828
Bristol-Myers Squibb Co.†	1,202	60,953
Celgene Corp.†*	521	51,735
Eli Lilly & Co.†	16	1,789
Gilead Sciences, Inc.†	187	11,852
Johnson & Johnson†	848	109,714
Merck & Co., Inc.†	1,192	100,343
Perrigo Co. PLC (Ireland)(a)	52	2,906
Waters Corp.*	1	223
Zoetis, Inc.	5	623

		439,344

Real Estate — 0.7%
Alexandria Real Estate Equities, Inc., REIT	2	308
Apartment Investment & Management Co., Class A, REIT	1	52
AvalonBay Communities, Inc., REIT	2	431
Boston Properties, Inc., REIT	2	259
Duke Realty Corp., REIT	6	204
Equity Residential, REIT	14	1,208
Extra Space Storage, Inc., REIT	2	234
HCP, Inc., REIT	5	178
Host Hotels & Resorts, Inc., REIT	9	156
Kimco Realty Corp., REIT	6	125
Macerich Co. (The), REIT(a)	2	63
Mid-America Apartment Communities, Inc., REIT	1	130
Prologis, Inc., REIT	59	5,028
Public Storage, REIT	2	491
Realty Income Corp., REIT†	145	11,119
UDR, Inc., REIT	8	388
Welltower, Inc., REIT	9	816

		21,190

Retailing — 13.5%
Amazon.com, Inc.†*	41	71,172
AutoZone, Inc.†*	18	19,523
Best Buy Co., Inc.†	97	6,692
Dollar General Corp.†	190	30,199
eBay, Inc.†	666	25,961
Home Depot, Inc. (The)†	538	124,827

The accompanying notes are an integral part of the financial statements.

78

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Kohl’s Corp.(a)	60	$2,980
L Brands, Inc.	4	78
LKQ Corp.*	228	7,171
Lowe’s Cos., Inc.	502	55,200
Nordstrom, Inc.(a)	2	67
Ross Stores, Inc.	12	1,318
Target Corp.†	380	40,626
TJX Cos., Inc. (The)†	255	14,214
Tractor Supply Co.	1	90
Ulta Beauty, Inc.*	2	501

		400,619

Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	4	447
Applied Materials, Inc.†	557	27,794
Intel Corp.	52	2,680
Lam Research Corp.†	113	26,115
Qorvo, Inc.*	85	6,302
QUALCOMM, Inc.	14	1,068
Xilinx, Inc.	67	6,425

		70,831

Software & Services — 15.7%
Accenture PLC, Class A (Ireland)†	423	81,364
Alliance Data Systems Corp.	39	4,997
Automatic Data Processing, Inc.†	36	5,811
Broadridge Financial Solutions, Inc.	85	10,577
Cadence Design Systems, Inc.*	3	198
Cognizant Technology Solutions Corp., Class A	63	3,797
DXC Technology Co.†	98	2,891
Fiserv, Inc.*	4	414
FleetCor Technologies, Inc.†*	24	6,883
Global Payments, Inc.	3	477
International Business Machines Corp.†	610	88,706
Intuit, Inc.†	31	8,244
Leidos Holdings, Inc.	106	9,103
Mastercard, Inc., Class A	12	3,259
Microsoft Corp.†	355	49,356
Oracle Corp.†	2,018	111,051
Paychex, Inc.†	264	21,851
PayPal Holdings, Inc.†*	396	41,022
Synopsys, Inc.*	1	137
VeriSign, Inc.*	1	189
Visa, Inc., Class A†	37	6,364

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)	317	$7,345

		464,036

Technology Hardware & Equipment — 13.3%
Amphenol Corp., Class A†	10	965
Apple, Inc.†	899	201,349
CDW Corp.	56	6,901
Cisco Systems, Inc.†	2,339	115,570
F5 Networks, Inc.†*	45	6,319
Hewlett Packard Enterprise Co.	325	4,930
HP, Inc.†	1,101	20,831
Juniper Networks, Inc.	5	124
Keysight Technologies, Inc.*	2	194
Motorola Solutions, Inc.†	47	8,009
NetApp, Inc.†	173	9,084
Seagate Technology PLC (Ireland)†	4	215
TE Connectivity Ltd. (Switzerland)†	158	14,722
Xerox Holdings Corp.	177	5,294

		394,507

Telecommunication Services — 7.4%
AT&T, Inc.†	3,461	130,964
CenturyLink, Inc.†(a)	802	10,009
T-Mobile US, Inc.*	10	788
Verizon Communications, Inc.†	1,275	76,959

		218,720

Transportation — 4.2%
Alaska Air Group, Inc.	47	3,051
CH Robinson Worldwide, Inc.(a)	5	424
CSX Corp.†	587	40,661
Delta Air Lines, Inc.	177	10,195
Expeditors International of Washington, Inc.	125	9,286
Kansas City Southern	5	665
Norfolk Southern Corp.†	173	31,081
Southwest Airlines Co.†	395	21,334
Union Pacific Corp.	42	6,803
United Airlines Holdings, Inc.*	3	265

		123,765

Utilities — 1.4%
AES Corp.	74	1,209
CMS Energy Corp.	43	2,750
NRG Energy, Inc.†	192	7,603
Public Service Enterprise Group, Inc.	22	1,366

The accompanying notes are an integral part of the financial statements.

79

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Sempra Energy	201	$29,670

		42,598

TOTAL COMMON STOCKS (Cost $3,836,945)		4,164,562

TOTAL LONG POSITIONS - 140.7%		4,164,562

(Cost $3,836,945)

SHORT POSITIONS — (41.5)%
COMMON STOCKS — (41.5)%
Automobiles & Components — (0.2)%
Aptiv PLC (Jersey)	(63)	(5,507)

Banks — (1.2)%
Citizens Financial Group, Inc.	(114)	(4,032)
Comerica, Inc.	(38)	(2,508)
Fifth Third Bancorp	(182)	(4,983)
Huntington Bancshares, Inc.	(258)	(3,682)
KeyCorp.	(249)	(4,442)
M&T Bank Corp.	(12)	(1,896)
Regions Financial Corp.	(250)	(3,955)
Wells Fargo & Co.	(156)	(7,869)
Zions Bancorp NA	(46)	(2,048)

		(35,415)

Capital Goods — (4.6)%
A.O. Smith Corp.	(42)	(2,004)
Allegion PLC (Ireland)	(23)	(2,384)
Boeing Co. (The)	(74)	(28,155)
Deere & Co.	(79)	(13,326)
Fastenal Co.	(142)	(4,639)
Flowserve Corp.	(32)	(1,495)
Fortune Brands Home & Security, Inc.	(35)	(1,914)
General Dynamics Corp.	(70)	(12,791)
General Electric Co.	(2,166)	(19,364)
Huntington Ingalls Industries, Inc.	(9)	(1,906)
Northrop Grumman Corp.	(40)	(14,992)
Pentair PLC (Ireland)	(42)	(1,588)
Quanta Services, Inc.	(37)	(1,399)
Raytheon Co.	(67)	(13,145)
Stanley Black & Decker, Inc.	(38)	(5,488)
Wabtec Corp.	(47)	(3,377)
WW Grainger, Inc.	(14)	(4,160)
Xylem, Inc.	(45)	(3,583)

		(135,710)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (0.3)%
Equifax, Inc.	(30)	$(4,220)
Nielsen Holdings PLC (United Kingdom)	(88)	(1,870)
Rollins, Inc.	(82)	(2,794)

		(8,884)

Consumer Durables & Apparel — (0.9)%
Capri Holdings Ltd. (British Virgin Islands)*	(37)	(1,227)
DR Horton, Inc.	(95)	(5,007)
Hanesbrands, Inc.	(88)	(1,348)
Hasbro, Inc.	(31)	(3,679)
Leggett & Platt, Inc.	(33)	(1,351)
Newell Brands, Inc.	(103)	(1,928)
NIKE, Inc., Class B	(49)	(4,602)
NVR Inc.*	(1)	(3,717)
PulteGroup, Inc.	(71)	(2,595)
Under Armour, Inc., Class C*	(112)	(2,031)

		(27,485)

Consumer Services — (0.5)%
Chipotle Mexican Grill, Inc.*	(1)	(840)
MGM Resorts International	(134)	(3,714)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(54)	(2,796)
Royal Caribbean Cruises Ltd. (Liberia)	(52)	(5,633)
Wynn Resorts Ltd.	(27)	(2,935)

		(15,918)

Diversified Financials — (1.3)%
Bank of New York Mellon Corp. (The)	(149)	(6,736)
Capital One Financial Corp.	(12)	(1,092)
Cboe Global Markets, Inc.	(28)	(3,218)
Charles Schwab Corp. (The)	(93)	(3,890)
CME Group, Inc.	(26)	(5,495)
E*TRADE Financial Corp.	(60)	(2,621)
Morgan Stanley	(301)	(12,844)
Northern Trust Corp.	(14)	(1,306)
Raymond James Financial, Inc.	(9)	(742)

		(37,944)

Energy — (2.6)%
Cimarex Energy Co.	(25)	(1,198)
Concho Resources, Inc.	(51)	(3,463)
Diamondback Energy, Inc.	(41)	(3,686)
EOG Resources, Inc.	(144)	(10,688)

The accompanying notes are an integral part of the financial statements.

80

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.	(3)	$(212)
Halliburton Co.	(217)	(4,090)
Hess Corp.	(76)	(4,596)
National Oilwell Varco, Inc.	(95)	(2,014)
Noble Energy, Inc.	(120)	(2,695)
ONEOK, Inc.	(105)	(7,737)
Phillips 66	(108)	(11,059)
Pioneer Natural Resources Co.	(44)	(5,534)
Schlumberger Ltd. (Curacao)	(343)	(11,720)
Williams Cos., Inc. (The)	(307)	(7,386)

		(76,078)

Food, Beverage & Tobacco — (1.6)%
Archer-Daniels-Midland Co.	(139)	(5,709)
Brown-Forman Corp., Class B	(122)	(7,659)
Constellation Brands, Inc., Class A	(48)	(9,949)
Hormel Foods Corp.	(133)	(5,816)
Lamb Weston Holdings, Inc.	(37)	(2,691)
Monster Beverage Corp.*	(135)	(7,838)
Tyson Foods, Inc., Class A	(91)	(7,839)

		(47,501)

Health Care Equipment & Services — (5.1)%
Abbott Laboratories	(294)	(24,599)
ABIOMED, Inc.*	(11)	(1,957)
Align Technology, Inc.*	(19)	(3,438)
Baxter International, Inc.	(126)	(11,021)
Becton Dickinson and Co.	(67)	(16,948)
Boston Scientific Corp.*	(348)	(14,160)
Cerner Corp.	(81)	(5,522)
Cooper Cos., Inc. (The)	(12)	(3,564)
DENTSPLY SIRONA, Inc.	(57)	(3,039)
Edwards Lifesciences Corp.*	(52)	(11,435)
HCA Healthcare, Inc.	(85)	(10,236)
Hologic, Inc.*	(63)	(3,181)
IDEXX Laboratories, Inc.*	(22)	(5,982)
Intuitive Surgical, Inc.*	(28)	(15,118)
Stryker Corp.	(35)	(7,570)
Teleflex, Inc.	(12)	(4,077)
Varian Medical Systems, Inc.*	(23)	(2,739)
Zimmer Biomet Holdings, Inc.	(51)	(7,001)

		(151,587)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(189)	(1,986)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	(14)	$(2,785)

		(4,771)

Insurance — (0.4)%
Lincoln National Corp.	(50)	(3,016)
MetLife, Inc.	(55)	(2,594)
Principal Financial Group, Inc.	(4)	(229)
Prudential Financial, Inc.	(39)	(3,508)
Unum Group	(53)	(1,575)

		(10,922)

Materials — (2.8)%
Air Products & Chemicals, Inc.	(55)	(12,202)
Albemarle Corp.	(26)	(1,808)
Corteva, Inc.	(182)	(5,096)
Eastman Chemical Co.	(8)	(591)
Ecolab, Inc.	(52)	(10,298)
Freeport-McMoRan, Inc.	(360)	(3,445)
International Flavors & Fragrances, Inc.	(28)	(3,435)
LyondellBasell Industries NV, Class A (Netherlands)	(92)	(8,231)
Martin Marietta Materials, Inc.	(16)	(4,386)
Mosaic Co. (The)	(96)	(1,968)
Newmont Goldcorp Corp.	(203)	(7,698)
PPG Industries, Inc.	(59)	(6,992)
Sherwin-Williams Co. (The)	(23)	(12,647)
Vulcan Materials Co.	(33)	(4,991)

		(83,788)

Media & Entertainment — (1.3)%
Electronic Arts, Inc.*	(60)	(5,869)
Netflix, Inc.*	(63)	(16,860)
News Corp., Class A	(146)	(2,032)
Take-Two Interactive Software, Inc.*	(29)	(3,635)
TripAdvisor, Inc.*	(35)	(1,354)
Twitter, Inc.*	(192)	(7,910)

		(37,660)

Pharmaceuticals, Biotechnology & Life Sciences — (2.4)%
Agilent Technologies, Inc.	(26)	(1,992)
Illumina, Inc.*	(37)	(11,256)
Incyte Corp.*	(55)	(4,083)
IQVIA Holdings, Inc.*	(51)	(7,618)
Mettler-Toledo International, Inc.*	(6)	(4,226)
Mylan NV (Netherlands)*	(128)	(2,532)

The accompanying notes are an integral part of the financial statements.

81

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Nektar Therapeutics*	(44)	$(801)
PerkinElmer, Inc.	(27)	(2,300)
Pfizer, Inc.	(321)	(11,534)
Thermo Fisher Scientific, Inc.	(46)	(13,398)
Vertex Pharmaceuticals, Inc.*	(66)	(11,182)

		(70,922)

Real Estate — (2.6)%
American Tower Corp., REIT	(44)	(9,730)
CBRE Group, Inc., Class A*	(81)	(4,294)
Crown Castle International Corp., REIT	(105)	(14,596)
Digital Realty Trust, Inc., REIT	(42)	(5,452)
Equinix, Inc., REIT	(22)	(12,690)
Iron Mountain, Inc., REIT	(72)	(2,332)
Regency Centers Corp., REIT	(42)	(2,919)
SBA Communications Corp., REIT	(29)	(6,993)
Simon Property Group, Inc., REIT	(63)	(9,806)
Ventas, Inc., REIT	(24)	(1,753)
Vornado Realty Trust, REIT	(17)	(1,082)
Weyerhaeuser Co., REIT	(185)	(5,124)

		(76,771)

Retailing — (1.2)%
Booking Holdings, Inc.*	(3)	(5,888)
CarMax, Inc.*	(18)	(1,584)
Dollar Tree, Inc.*	(58)	(6,621)
Expedia Group, Inc.	(40)	(5,376)
Gap, Inc. (The)	(92)	(1,597)
Genuine Parts Co.	(37)	(3,685)
Macy’s, Inc.	(76)	(1,181)
O’Reilly Automotive, Inc.*	(20)	(7,970)
Tiffany & Co.	(30)	(2,779)

		(36,681)

Semiconductors & Semiconductor Equipment — (2.8)%
Advanced Micro Devices, Inc.*	(300)	(8,697)
Broadcom, Inc.	(51)	(14,080)
KLA Corp.	(40)	(6,378)
Maxim Integrated Products, Inc.	(67)	(3,880)
Microchip Technology, Inc.	(66)	(6,132)
Micron Technology, Inc.*	(279)	(11,955)
NVIDIA Corp.	(111)	(19,322)
Skyworks Solutions, Inc.	(41)	(3,249)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Texas Instruments, Inc.	(67)	$(8,659)

		(82,352)

Software & Services — (2.1)%
Adobe, Inc.*	(51)	(14,089)
Akamai Technologies, Inc.*	(40)	(3,655)
ANSYS, Inc.*	(21)	(4,649)
Autodesk, Inc.*	(54)	(7,976)
Citrix Systems, Inc.	(31)	(2,992)
Fidelity National Information Services, Inc.	(26)	(3,452)
Fortinet, Inc.*	(43)	(3,301)
Gartner, Inc.*	(22)	(3,146)
Jack Henry & Associates, Inc.	(20)	(2,919)
salesforce.com, Inc.*	(75)	(11,133)
Symantec Corp.	(160)	(3,781)

		(61,093)

Technology Hardware & Equipment — (0.5)%
Arista Networks, Inc.*	(9)	(2,150)
Corning, Inc.	(194)	(5,533)
FLIR Systems, Inc.	(34)	(1,788)
IPG Photonics Corp.*	(14)	(1,898)
Western Digital Corp.	(73)	(4,354)

		(15,723)

Transportation — (0.6)%
American Airlines Group, Inc.	(110)	(2,967)
FedEx Corp.	(64)	(9,317)
JB Hunt Transport Services, Inc.	(27)	(2,988)
United Parcel Service, Inc., Class B	(31)	(3,714)

		(18,986)

Utilities — (6.3)%
Alliant Energy Corp.	(60)	(3,236)
Ameren Corp.	(61)	(4,883)
American Electric Power Co., Inc.	(124)	(11,618)
American Water Works Co., Inc.	(46)	(5,715)
Atmos Energy Corp.	(30)	(3,417)
CenterPoint Energy, Inc.	(124)	(3,742)
Consolidated Edison, Inc.	(83)	(7,841)
Dominion Energy, Inc.	(199)	(16,127)
DTE Energy Co.	(46)	(6,116)
Duke Energy Corp.	(181)	(17,351)
Edison International	(81)	(6,109)
Entergy Corp.	(50)	(5,868)
Evergy, Inc.	(59)	(3,927)

The accompanying notes are an integral part of the financial statements.

82

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Concluded)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Eversource Energy	(81)	$(6,923)
Exelon Corp.	(241)	(11,643)
FirstEnergy Corp.	(133)	(6,415)
NextEra Energy, Inc.	(119)	(27,726)
NiSource, Inc.	(93)	(2,783)
Pinnacle West Capital Corp.	(28)	(2,718)
PPL Corp.	(180)	(5,668)
Southern Co. (The)	(188)	(11,613)
WEC Energy Group, Inc.	(79)	(7,513)
Xcel Energy, Inc.	(128)	(8,306)

		(187,258)

TOTAL COMMON STOCKS (Proceeds $1,209,248)		(1,228,956)

TOTAL SECURITES SOLD SHORT - (41.5)%		(1,228,956)

(Proceeds $1,209,248)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		24,583

NET ASSETS - 100.0%		$2,960,189

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $50,899, which was collateralized by $51,603 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 10/15/2019 - 2/15/2049.

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

83

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — 97.6%
Automobiles & Components — 0.6%
Aptiv PLC (Jersey)	7	$612
BorgWarner, Inc.	6	220
Ford Motor Co.	4,142	37,941
General Motors Co.	37	1,387
Harley-Davidson, Inc.	5	180

		40,340

Banks — 0.6%
Bank of America Corp.	244	7,117
BB&T Corp.	20	1,067
Citigroup, Inc.	59	4,076
Citizens Financial Group, Inc.	12	424
Comerica, Inc.	4	264
Fifth Third Bancorp.	19	520
First Republic Bank	5	484
Huntington Bancshares, Inc.	28	400
JPMorgan Chase & Co.	83	9,768
KeyCorp.	27	482
M&T Bank Corp.	4	632
People’s United Financial, Inc.	11	172
PNC Financial Services Group, Inc. (The)	12	1,682
Regions Financial Corp.	26	411
SunTrust Banks, Inc.	12	826
SVB Financial Group*	2	418
US Bancorp	42	2,324
Wells Fargo & Co.	115	5,801
Zions Bancorp NA	5	223

		37,091

Capital Goods — 6.3%
3M Co.	21	3,452
A.O. Smith Corp.	5	239
Allegion PLC (Ireland)	3	311
AMETEK, Inc.	6	551
Arconic, Inc.	214	5,564
Boeing Co. (The)	14	5,327
Caterpillar, Inc.	15	1,895
Cummins, Inc.	166	27,003
Deere & Co.	8	1,349
Dover Corp.	5	498
Eaton Corp. PLC (Ireland)	243	20,205
Emerson Electric Co.	23	1,538
Fastenal Co.	15	490
Flowserve Corp.	4	187
Fortive Corp.	87	5,965

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortune Brands Home & Security, Inc.	4	$219
General Dynamics Corp.	10	1,827
General Electric Co.	229	2,047
Honeywell International, Inc.	476	80,539
Huntington Ingalls Industries, Inc.	2	424
IDEX Corp.	2	328
Illinois Tool Works, Inc.	9	1,408
Ingersoll-Rand PLC (Ireland)	133	16,387
Jacobs Engineering Group, Inc.	143	13,084
Johnson Controls International PLC (Ireland)	929	40,774
L3Harris Technologies, Inc.	117	24,411
Lockheed Martin Corp.	296	115,458
Masco Corp.	39	1,626
Northrop Grumman Corp.	4	1,499
PACCAR, Inc.	9	630
Parker-Hannifin Corp.	127	22,937
Pentair PLC (Ireland)	4	151
Quanta Services, Inc.	3	113
Raytheon Co.	11	2,158
Rockwell Automation, Inc.	4	659
Roper Technologies, Inc.	3	1,070
Snap-on, Inc.	58	9,079
Stanley Black & Decker, Inc.	5	722
Textron, Inc.	7	343
TransDigm Group, Inc.	2	1,041
United Rentals, Inc.*	6	748
United Technologies Corp.	32	4,369
Wabtec Corp.	4	287
WW Grainger, Inc.	2	594
Xylem, Inc.	5	398

		419,904

Commercial & Professional Services — 0.2%
Cintas Corp.	3	804
Copart, Inc.*	7	562
Equifax, Inc.	4	563
IHS Markit Ltd. (Bermuda)*	11	736
Nielsen Holdings PLC (United Kingdom)	9	191
Republic Services, Inc.	64	5,539
Robert Half International, Inc.	5	278
Rollins, Inc.	8	273
Verisk Analytics, Inc.	5	791

The accompanying notes are an integral part of the financial statements.

84

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.	11	$1,265

		11,002

Consumer Durables & Apparel — 0.4%
Capri Holdings Ltd. (British Virgin Islands)*	6	199
DR Horton, Inc.	9	474
Garmin Ltd. (Switzerland)	8	678
Hanesbrands, Inc.	14	214
Hasbro, Inc.	5	593
Leggett & Platt, Inc.	3	123
Lennar Corp., Class A	80	4,468
Mohawk Industries, Inc.*	2	248
Newell Brands, Inc.	15	281
NIKE, Inc., Class B	41	3,851
PulteGroup, Inc.	8	292
PVH Corp.	79	6,970
Ralph Lauren Corp.	81	7,733
Tapestry, Inc.	10	260
Under Armour, Inc., Class C*	12	218
VF Corp.	16	1,424
Whirlpool Corp.	2	317

		28,343

Consumer Services — 0.9%
Carnival Corp. (Panama)	679	29,679
Chipotle Mexican Grill, Inc.*	2	1,681
Darden Restaurants, Inc.	4	473
H&R Block, Inc.	50	1,181
Hilton Worldwide Holdings, Inc.	8	745
Marriott International, Inc., Class A	9	1,119
McDonald’s Corp.	20	4,294
MGM Resorts International	13	360
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	6	311
Royal Caribbean Cruises Ltd. (Liberia)	5	542
Starbucks Corp.	32	2,829
Wynn Resorts Ltd.	2	217
Yum! Brands, Inc.	151	17,128

		60,559

Diversified Financials — 4.6%
Affiliated Managers Group, Inc.	54	4,501
American Express Co.	31	3,667
Ameriprise Financial, Inc.	4	588

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Bank of New York Mellon Corp. (The)	25	$1,130
Berkshire Hathaway, Inc., Class B*	91	18,930
BlackRock, Inc.	161	71,748
Capital One Financial Corp.	13	1,183
Cboe Global Markets, Inc.	3	345
Charles Schwab Corp. (The)	34	1,422
CME Group, Inc.	10	2,113
Discover Financial Services	12	973
E*TRADE Financial Corp.	6	262
Franklin Resources, Inc.	528	15,238
Goldman Sachs Group, Inc. (The)	11	2,280
Intercontinental Exchange, Inc.	389	35,893
Invesco Ltd. (Bermuda)	431	7,301
MarketAxess Holdings, Inc.	1	328
Moody’s Corp.	109	22,326
Morgan Stanley	43	1,835
MSCI, Inc.	3	653
Nasdaq, Inc.	174	17,287
Northern Trust Corp.	6	560
Raymond James Financial, Inc.	4	330
S&P Global, Inc.	258	63,205
State Street Corp.	10	592
Synchrony Financial	18	614
T Rowe Price Group, Inc.	247	28,220

		303,524

Energy — 3.9%
Apache Corp.	10	256
Cabot Oil & Gas Corp.	438	7,696
Chevron Corp.	599	71,041
Cimarex Energy Co.	2	96
Concho Resources, Inc.	5	340
ConocoPhillips	1,172	66,781
Devon Energy Corp.	433	10,418
Diamondback Energy, Inc.	4	360
EOG Resources, Inc.	15	1,113
Exxon Mobil Corp.	860	60,725
Halliburton Co.	22	415
Helmerich & Payne, Inc.	115	4,608
Hess Corp.	7	423
HollyFrontier Corp.	177	9,494
Kinder Morgan, Inc.	60	1,237
Marathon Oil Corp.	30	368
Marathon Petroleum Corp.	284	17,253
National Oilwell Varco, Inc.	10	212

The accompanying notes are an integral part of the financial statements.

85

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Noble Energy, Inc.	12	$270
Occidental Petroleum Corp.	28	1,245
ONEOK, Inc.	10	737
Phillips 66	17	1,741
Pioneer Natural Resources Co.	4	503
Schlumberger Ltd. (Curacao)	36	1,230
TechnipFMC PLC (United Kingdom)	12	290
Valero Energy Corp.	29	2,472
Williams Cos., Inc. (The)	31	746

		262,070

Food & Staples Retailing — 4.1%
Costco Wholesale Corp.	12	3,457
Kroger Co. (The)	21	541
Sysco Corp.	537	42,638
Walgreens Boots Alliance, Inc.	945	52,268
Walmart, Inc.	1,478	175,409

		274,313

Food, Beverage & Tobacco — 5.4%
Altria Group, Inc.	1,955	79,960
Archer-Daniels-Midland Co.	15	616
Brown-Forman Corp., Class B	13	816
Campbell Soup Co.	11	516
Coca-Cola Co. (The)	365	19,871
Conagra Brands, Inc.	500	15,340
Constellation Brands, Inc., Class A	4	829
General Mills, Inc.	565	31,143
Hershey Co. (The)	115	17,824
Hormel Foods Corp.	14	612
JM Smucker Co. (The)	4	440
Kellogg Co.	72	4,633
Kraft Heinz Co. (The)	1,277	35,673
Lamb Weston Holdings, Inc.	4	291
McCormick & Co., Inc., non-voting shares	15	2,344
Molson Coors Brewing Co., Class B	6	345
Mondelez International, Inc., Class A	1,255	69,427
Monster Beverage Corp.*	14	813
PepsiCo, Inc.	305	41,816
Philip Morris International, Inc.	451	34,244
Tyson Foods, Inc., Class A	9	775

		358,328

Health Care Equipment & Services — 4.2%
Abbott Laboratories	46	3,849

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
ABIOMED, Inc.*	1	$178
Align Technology, Inc.*	2	362
AmerisourceBergen Corp.	6	494
Anthem, Inc.	9	2,161
Baxter International, Inc.	14	1,225
Becton Dickinson and Co.	7	1,771
Boston Scientific Corp.*	36	1,465
Cardinal Health, Inc.	312	14,723
Centene Corp.*	433	18,732
Cerner Corp.	9	614
Cigna Corp.	10	1,518
Cooper Cos., Inc. (The)	2	594
CVS Health Corp.	1,360	85,775
Danaher Corp.	177	25,564
DaVita, Inc.*	173	9,873
DENTSPLY SIRONA, Inc.	5	267
Edwards Lifesciences Corp.*	5	1,100
HCA Healthcare, Inc.	8	963
Henry Schein, Inc.*	134	8,509
Hologic, Inc.*	7	353
Humana, Inc.	141	36,049
IDEXX Laboratories, Inc.*	2	544
Intuitive Surgical, Inc.*	3	1,620
Laboratory Corp. of America Holdings*	4	672
McKesson Corp.	189	25,829
Medtronic PLC (Ireland)	49	5,322
Quest Diagnostics, Inc.	75	8,027
ResMed, Inc.	4	540
Stryker Corp.	10	2,163
Teleflex, Inc.	1	340
UnitedHealth Group, Inc.	65	14,126
Universal Health Services, Inc., Class B	3	446
Varian Medical Systems, Inc.*	2	238
WellCare Health Plans, Inc.*	2	518
Zimmer Biomet Holdings, Inc.	6	824

		277,348

Household & Personal Products — 1.0%
Church & Dwight Co., Inc.	7	527
Clorox Co. (The)	4	607
Colgate-Palmolive Co.	641	47,120
Coty, Inc., Class A	20	210

The accompanying notes are an integral part of the financial statements.

86

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	14	$2,785
Kimberly-Clark Corp.	12	1,705
Procter & Gamble Co. (The)	98	12,189

		65,143

Insurance — 1.3%
Aflac, Inc.	28	1,465
Allstate Corp. (The)	12	1,304
American International Group, Inc.	23	1,281
Aon PLC (United Kingdom)	10	1,936
Arthur J Gallagher & Co.	195	17,466
Assurant, Inc.	7	881
Chubb Ltd. (Switzerland)	12	1,937
Cincinnati Financial Corp.	127	14,817
Everest Re Group Ltd. (Bermuda)	2	532
Globe Life, Inc.	3	287
Hartford Financial Services Group, Inc. (The)	70	4,243
Lincoln National Corp.	6	362
Loews Corp.	10	515
Marsh & McLennan Cos., Inc.	273	27,314
MetLife, Inc.	25	1,179
Principal Financial Group, Inc.	8	457
Progressive Corp. (The)	50	3,862
Prudential Financial, Inc.	11	989
Travelers Cos., Inc. (The)	9	1,338
Unum Group	6	178
Willis Towers Watson PLC (Ireland)	4	772

		83,115

Materials — 2.9%
Air Products & Chemicals, Inc.	6	1,331
Albemarle Corp.	3	209
Amcor PLC (Jersey)	400	3,900
Avery Dennison Corp.	47	5,338
Ball Corp.	12	874
Celanese Corp.	4	489
CF Industries Holdings, Inc.	6	295
Corteva, Inc.	28	784
Dow, Inc.	27	1,287
DuPont de Nemours, Inc.	783	55,836
Eastman Chemical Co.	5	369
Ecolab, Inc.	8	1,584
FMC Corp.	5	438
Freeport-McMoRan, Inc.	38	364

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Flavors & Fragrances, Inc.	2	$245
International Paper Co.	14	585
Linde PLC (Ireland)	551	106,740
LyondellBasell Industries NV, Class A (Netherlands)	10	895
Martin Marietta Materials, Inc.	2	548
Mosaic Co. (The)	10	205
Newmont Goldcorp Corp.	21	796
Nucor Corp.	10	509
Packaging Corp. of America	45	4,774
PPG Industries, Inc.	6	711
Sealed Air Corp.	5	208
Sherwin-Williams Co. (The)	2	1,100
Vulcan Materials Co.	3	454
Westrock Co.	10	364

		191,232

Media & Entertainment — 7.6%
Activision Blizzard, Inc.	29	1,535
Alphabet, Inc., Class A*	161	196,603
CBS Corp., Class B, non-voting shares	391	15,785
Charter Communications, Inc., Class A*	8	3,297
Comcast Corp., Class A	2,685	121,040
Discovery, Inc., Class A*	19	506
DISH Network Corp., Class A*	57	1,942
Electronic Arts, Inc.*	8	783
Facebook, Inc., Class A*	631	112,368
Fox Corp., Class A	650	20,498
Interpublic Group of Cos., Inc. (The)	11	237
Netflix, Inc.*	11	2,944
News Corp., Class A	16	223
Omnicom Group, Inc.	228	17,852
Take-Two Interactive Software, Inc.*	2	251
TripAdvisor, Inc.*	3	116
Twitter, Inc.*	20	824
Viacom, Inc., Class B	162	3,893
Walt Disney Co. (The)	47	6,125

		506,822

Pharmaceuticals, Biotechnology & Life Sciences — 10.9%
AbbVie, Inc.	1,322	100,102
Agilent Technologies, Inc.	9	690
Alexion Pharmaceuticals, Inc.*	6	588

The accompanying notes are an integral part of the financial statements.

87

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Allergan PLC (Ireland)	9	$1,515
Amgen, Inc.	23	4,451
Biogen, Inc.*	198	46,098
Bristol-Myers Squibb Co.	1,712	86,816
Celgene Corp.*	742	73,681
Eli Lilly & Co.	35	3,914
Gilead Sciences, Inc.	47	2,979
Illumina, Inc.*	3	913
Incyte Corp.*	5	371
IQVIA Holdings, Inc.*	5	747
Johnson & Johnson	1,565	202,480
Merck & Co., Inc.	2,161	181,913
Mettler-Toledo International, Inc.*	2	1,409
Mylan NV (Netherlands)*	13	257
Nektar Therapeutics*	5	91
PerkinElmer, Inc.	2	170
Perrigo Co. PLC (Ireland)	25	1,397
Pfizer, Inc.	145	5,210
Regeneron Pharmaceuticals, Inc.*	4	1,110
Thermo Fisher Scientific, Inc.	11	3,204
Vertex Pharmaceuticals, Inc.*	6	1,017
Waters Corp.*	2	446
Zoetis, Inc.	13	1,620

		723,189

Real Estate — 0.5%
Alexandria Real Estate Equities, Inc., REIT	4	616
American Tower Corp., REIT	12	2,654
Apartment Investment & Management Co., Class A, REIT	4	209
AvalonBay Communities, Inc., REIT	4	861
Boston Properties, Inc., REIT	5	648
CBRE Group, Inc., Class A*	13	689
Crown Castle International Corp., REIT	10	1,390
Digital Realty Trust, Inc., REIT	6	779
Duke Realty Corp., REIT	13	442
Equinix, Inc., REIT	2	1,154
Equity Residential, REIT	10	863
Essex Property Trust, Inc., REIT	2	653
Extra Space Storage, Inc., REIT	4	467
Federal Realty Investment Trust, REIT	2	272

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
HCP, Inc., REIT	13	$463
Host Hotels & Resorts, Inc., REIT	20	346
Iron Mountain, Inc., REIT	8	259
Kimco Realty Corp., REIT	12	251
Macerich Co. (The), REIT	4	126
Mid-America Apartment Communities, Inc., REIT	3	390
Prologis, Inc., REIT	23	1,960
Public Storage, REIT	5	1,226
Realty Income Corp., REIT	131	10,045
Regency Centers Corp., REIT	5	347
SBA Communications Corp., REIT	3	723
Simon Property Group, Inc., REIT	8	1,245
SL Green Realty Corp., REIT	3	245
UDR, Inc., REIT	8	388
Ventas, Inc., REIT	10	730
Vornado Realty Trust, REIT	5	318
Welltower, Inc., REIT	11	997
Weyerhaeuser Co., REIT	20	554

		32,310

Retailing — 10.2%
Advance Auto Parts, Inc.	2	331
Amazon.com, Inc.*	115	199,630
AutoZone, Inc.*	24	26,031
Best Buy Co., Inc.	9	621
Booking Holdings, Inc.*	2	3,925
CarMax, Inc.*	5	440
Dollar General Corp.	271	43,073
Dollar Tree, Inc.*	9	1,027
eBay, Inc.	881	34,341
Expedia Group, Inc.	4	538
Gap, Inc. (The)	14	243
Genuine Parts Co.	4	398
Home Depot, Inc. (The)	940	218,099
Kohl’s Corp.	5	248
L Brands, Inc.	10	196
LKQ Corp.*	325	10,221
Lowe’s Cos., Inc.	675	74,223
Macy’s, Inc.	11	171
Nordstrom, Inc.	6	202
O’Reilly Automotive, Inc.*	2	797
Ross Stores, Inc.	13	1,428
Target Corp.	541	57,838
Tiffany & Co.	5	463

The accompanying notes are an integral part of the financial statements.

88

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
TJX Cos., Inc. (The)	48	$2,676
Tractor Supply Co.	4	362
Ulta Beauty, Inc.*	3	752

		678,274

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*	31	899
Analog Devices, Inc.	10	1,117
Applied Materials, Inc.	530	26,447
Broadcom, Inc.	10	2,761
Intel Corp.	116	5,977
KLA Corp.	4	638
Lam Research Corp.	162	37,440
Maxim Integrated Products, Inc.	8	463
Microchip Technology, Inc.	6	557
Micron Technology, Inc.*	29	1,243
NVIDIA Corp.	16	2,785
Qorvo, Inc.*	94	6,969
QUALCOMM, Inc.	32	2,441
Skyworks Solutions, Inc.	6	476
Texas Instruments, Inc.	25	3,231
Xilinx, Inc.	7	671

		94,115

Software & Services — 11.4%
Accenture PLC, Class A (Ireland)	667	128,297
Adobe, Inc.*	12	3,315
Akamai Technologies, Inc.*	4	366
Alliance Data Systems Corp.	55	7,047
ANSYS, Inc.*	3	664
Autodesk, Inc.*	5	738
Automatic Data Processing, Inc.	16	2,583
Broadridge Financial Solutions, Inc.	120	14,932
Cadence Design Systems, Inc.*	8	529
Citrix Systems, Inc.	4	386
Cognizant Technology Solutions Corp., Class A	137	8,256
DXC Technology Co.	9	266
Fidelity National Information Services, Inc.	9	1,195
Fiserv, Inc.*	11	1,139
FleetCor Technologies, Inc.*	3	860
Fortinet, Inc.*	4	307
Gartner, Inc.*	3	429
Global Payments, Inc.	6	954

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.	927	$134,804
Intuit, Inc.	10	2,659
Jack Henry & Associates, Inc.	2	292
Leidos Holdings, Inc.	151	12,968
Mastercard, Inc., Class A	27	7,332
Microsoft Corp.	784	109,000
Oracle Corp.	3,439	189,248
Paychex, Inc.	376	31,122
PayPal Holdings, Inc.*	641	66,401
salesforce.com, Inc.*	20	2,969
Symantec Corp.	16	378
Synopsys, Inc.*	4	549
VeriSign, Inc.*	4	755
Visa, Inc., Class A	81	13,933
Western Union Co. (The)	450	10,426

		755,099

Technology Hardware & Equipment — 10.0%
Amphenol Corp., Class A	12	1,158
Apple, Inc.	1,701	380,973
Arista Networks, Inc.*	2	478
CDW Corp.	6	739
Cisco Systems, Inc.	3,937	194,527
Corning, Inc.	20	570
F5 Networks, Inc.*	63	8,846
FLIR Systems, Inc.	4	210
Hewlett Packard Enterprise Co.	36	546
HP, Inc.	1,576	29,818
IPG Photonics Corp.*	1	136
Juniper Networks, Inc.	10	248
Keysight Technologies, Inc.*	5	486
Motorola Solutions, Inc.	86	14,655
NetApp, Inc.	236	12,392
Seagate Technology PLC (Ireland)	8	430
TE Connectivity Ltd. (Switzerland)	89	8,293
Western Digital Corp.	7	417
Xerox Holdings Corp.	234	6,999

		661,921

Telecommunication Services — 5.9%
AT&T, Inc.	6,026	228,024
CenturyLink, Inc.	1,141	14,240
T-Mobile US, Inc.*	23	1,812

The accompanying notes are an integral part of the financial statements.

89

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Concluded)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.	2,404	$145,105

		389,181

Transportation — 2.1%
Alaska Air Group, Inc.	4	260
American Airlines Group, Inc.	11	297
CH Robinson Worldwide, Inc.	5	424
CSX Corp.	835	57,840
Delta Air Lines, Inc.	17	979
Expeditors International of Washington, Inc.	177	13,149
FedEx Corp.	10	1,456
JB Hunt Transport Services, Inc.	3	332
Kansas City Southern	3	399
Norfolk Southern Corp.	170	30,542
Southwest Airlines Co.	563	30,408
Union Pacific Corp.	19	3,078
United Airlines Holdings, Inc.*	7	619
United Parcel Service, Inc., Class B	23	2,756

		142,539

Utilities — 1.2%
AES Corp.	164	2,680
Alliant Energy Corp.	6	324
Ameren Corp.	6	480
American Electric Power Co., Inc.	12	1,124
American Water Works Co., Inc.	4	497
Atmos Energy Corp.	3	342
CenterPoint Energy, Inc.	13	392
CMS Energy Corp.	11	703
Consolidated Edison, Inc.	8	756
Dominion Energy, Inc.	21	1,702
DTE Energy Co.	5	665
Duke Energy Corp.	19	1,821
Edison International	8	603
Entergy Corp.	5	587
Evergy, Inc.	7	466
Eversource Energy	8	684

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Exelon Corp.	25	$1,208
FirstEnergy Corp.	13	627
NextEra Energy, Inc.	12	2,796
NiSource, Inc.	9	269
NRG Energy, Inc.	274	10,850
Pinnacle West Capital Corp.	2	194
PPL Corp.	19	598
Public Service Enterprise Group, Inc.	14	869
Sempra Energy	286	42,216
Southern Co. (The)	28	1,730
WEC Energy Group, Inc.	9	856
Xcel Energy, Inc.	13	844

		76,883

TOTAL COMMON STOCKS (Cost $6,048,333)		6,472,645

EXCHANGE TRADED FUND — 1.3%
SPDR S&P 500 ETF Trust	290	86,063

TOTAL EXCHANGE TRADED FUND (Cost $86,085)		86,063

TOTAL INVESTMENTS - 98.9% (Cost $6,134,418)		6,558,708

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		75,917

NET ASSETS - 100.0%		$6,634,625

*	Non-income producing.

ETF      Exchange Traded Fund

PLC      Public Limited Company

REIT     Real Estate Investment Trust

S&P      Standard & Poor’s

SPDR   Standard & Poor’s Depository Receipt

The accompanying notes are an integral part of the financial statements.

90

GOTHAM MASTER INDEX PLUS FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 103.3%
Gotham Enhanced Index Plus Fund	26,310	$332,028
Gotham Enhanced S&P 500 Index Fund	27,388	326,734
Gotham Index Plus All-Cap Fund	30,191	331,503
Gotham Index Plus Fund	21,478	326,040

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $1,247,594)		1,316,305

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%		(42,141)

NET ASSETS - 100.0%		$1,274,164

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds accompany this report.

The accompanying notes are an integral part of the financial statements.

91

GOTHAM FUNDS

Statements of Assets and Liabilities

September 30, 2019

	Gotham Index Plus Fund		Gotham Index Plus All-Cap Fund	Gotham Enhanced Index Plus Fund
Assets
Non-affiliated investments, at value[1,2,3]	$639,584,562		$4,273,450	$4,842,975
Cash	20,610,073		789	5,313
Due from broker	662		—	—
Deposits with brokers for securities sold short	9,239		61,981	44,139
Securities lending cash collateral	—		—	46,738
Receivables:
Investments sold	4,679,621		112,177	112,923
Capital shares sold	835,105		—	—
Dividends and interest	790,362		2,682	4,055
Dividends and fees on securities sold short	103,036		—	—
Investment adviser	—		24,136	15,355
Prepaid expenses and other assets	28,064		347	137

Total assets	666,640,724		4,475,562	5,071,635

Liabilities
Securities sold short, at value[4]	—		1,771,944	1,394,665
Swaps, at value	578,184	(a)	—	—
Payables:
Securities lending cash collateral	—		—	46,738
Investments purchased	—		112,308	112,809
Dividends and fees on securities sold short	—		1,200	970
Capital shares redeemed	744,149		—	—
Investment adviser	223,089		—	—
Administration and accounting fees	57,817		18,041	13,628
Distribution fees	3,466		—	—
Accrued expenses	154,838		35,398	35,795

Total liabilities	1,761,543		1,938,891	1,604,605

Net Assets	$664,879,181		$2,536,671	$3,467,030

Net Assets Consisted of:
Capital stock, $0.01 par value	$438,067		$2,310	$2,747
Paid-in capital	598,739,001		2,330,969	2,902,428
Total distributable earnings	65,702,113		203,392	561,855

Net Assets	$664,879,181		$2,536,671	$3,467,030

Institutional Class Shares:
Net assets	$647,415,438		$2,536,671	$3,467,030

Shares outstanding	42,652,552		231,035	274,692

Net asset value, offering and redemption price per share	$15.18		$10.98	$12.62

Investor Class Shares:
Net assets	$17,463,743		N/A	N/A

Shares outstanding	1,154,171		N/A	N/A

Net asset value, offering and redemption price per share	$15.13		N/A	N/A

[1] Non-affiliated investments, at cost	$538,929,664		$4,001,954	$4,468,831
[2] Includes market value of securities on loan	$—		$—	$365,122
[3] Includes market value of securities designated as collateral for swaps	$257,981,900		$—	$—
[4] Proceeds received, securities sold short	$—		$1,921,511	$1,495,695

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

92

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

September 30, 2019

	Gotham Enhanced 500 Plus Fund	Gotham Enhanced S&P 500 Index Fund	Gotham Master Index Plus Fund
Assets
Non-affiliated investments, at value[1,2]	$4,164,562	$6,558,708	$—
Affiliated investments, at value[3]	—	—	1,316,305
Cash	61,664	41,536	17,134
Securities lending cash collateral	141	—	—
Receivables:
Investments sold	54,984	30,503	—
Capital shares sold	—	142,112	—
Dividends and interest	4,683	6,670	—
Investment adviser	9,927	14,193	—
Prepaid expenses and other assets	150	7,986	497

Total assets	4,296,111	6,801,708	1,333,936

Liabilities
Securities sold short, at value[4]	1,228,956	—	—
Due to broker	7,029	—	—
Payables:
Securities lending cash collateral	141	—	—
Investments purchased	54,994	123,805	—
Dividends and fees on securities sold short	1,514	—	—
Capital shares redeemed	—	271	—
Investment adviser	—	—	20,631
Administration and accounting fees	6,492	7,236	9,836
Accrued expenses	36,796	35,771	29,305

Total liabilities	1,335,922	167,083	59,772

Net Assets	$2,960,189	$6,634,625	$1,274,164

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,497	$5,561	$1,127
Paid-in capital	2,530,275	6,075,933	1,126,881
Total distributable earnings	427,417	553,131	146,156

Net Assets	$2,960,189	$6,634,625	$1,274,164

Institutional Class Shares:
Net assets	$2,960,189	$6,634,625	$1,274,164

Shares outstanding	249,690	556,088	112,728

Net asset value, offering and redemption price per share	$11.86	$11.93	$11.30

[1] Non-affiliated investments, at cost	$3,836,945	$6,134,418	$—
[2] Includes market value of securities on loan	$50,899	$—	$—
[3] Affiliated investments, at cost	$—	$—	$1,247,594
[4] Proceeds received, securities sold short	$1,209,248	$—	$—

The accompanying notes are an integral part of the financial statements.

93

GOTHAM FUNDS

Statements of Operations

For the Year Ended September 30, 2019

	Gotham Index Plus Fund		Gotham Index Plus All-Cap Fund	Gotham Enhanced Index Plus Fund
Investment Income
Dividend income	$27,692,627		$65,449	$84,061
Less: taxes withheld	—		(472)	(275)
Interest	163,788		181	151
Income from securities loaned (Note 5)	33,982		—	1,242

Total investment income	27,890,397		65,158	85,179

Expenses
Advisory fees (Note 2)	7,182,572		23,683	32,400
Administration and accounting fees (Note 2)	184,534		72,385	78,813
Dividends and fees on securities sold short	9,106,378		28,552	22,623
Fees on cash collateral (Note 5)	4,306,750		—	—
Distribution fees (Investor Class)	47,788		—	—
Transfer agent fees (Note 2)	601,436		3,336	3,376
Custodian fees (Note 2)	86,130		131	211
Trustees’ and officers’ fees (Note 2)	129,604		431	580
Printing and shareholder reporting fees	82,339		21,005	21,354
Registration and filing fees	157,264		991	891
Legal fees	143,059		432	8,479
Audit fees	42,753		30,246	30,201
Other expenses	44,289		1,636	1,542

Total expenses before waivers and reimbursements	22,114,896		182,828	200,470

Recoupments and/or waivers, reimbursements (Note 2)	(394,965)		(127,040)	(140,588)

Net expenses after waivers and reimbursements	21,719,931		55,788	59,882

Net investment income	6,170,466		9,370	25,297

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from non-affiliated investments	14,194,875		(134,506)	22,420
Net realized gain/(loss) from securities sold short	(24,575,496)		162,682	156,470
Net realized loss on swaps	(3,314,579	)(a)	—	—
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	2,297,379		(9,093)	(92,181)
Net change in unrealized appreciation/(depreciation) on securities sold short	(5,135,509)		77,878	40,096
Net change in unrealized appreciation/(depreciation) on swaps	(578,184	)(a)	—	—

Net realized and unrealized gain/(loss) on investments	(17,111,514)		96,961	126,805

Net increase/(decrease) in net assets resulting from operations	$(10,941,048)		$106,331	$152,102

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

94

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Year Ended September 30, 2019

	Gotham Enhanced 500 Plus Fund	Gotham Enhanced S&P 500 Index Fund	Gotham Master Index Plus Fund
Investment Income
Dividends from non-affiliated investments	$86,487	$88,162	$—
Dividends from affiliated investments	—	—	10,364
Less: taxes withheld	(37)	—	—
Interest	265	211	182
Income from securities loaned (Note 5)	68	—	—

Total investment income	86,783	88,373	10,546

Expenses
Advisory fees (Note 2)	28,055	20,582	—
Administration and accounting fees (Note 2)	31,008	28,652	42,459
Dividends and fees on securities sold short	29,358	—	—
Transfer agent fees (Note 2)	3,142	5,390	25
Custodian fees (Note 2)	170	117	7,509
Trustees’ and officers’ fees (Note 2)	459	645	214
Printing and shareholder reporting fees	19,802	19,996	11,632
Registration and filing fees	2,369	23,709	37
Legal fees	1,646	244	208
Audit fees	28,916	30,986	21,033
Other expenses	1,693	1,449	351

Total expenses before waivers and reimbursements	146,618	131,770	83,468

Recoupments and/or waivers, reimbursements (Note 2)	(84,996)	(111,188)	(83,468)

Net expenses after waivers and reimbursements	61,622	20,582	—

Net investment income	25,161	67,791	10,546

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	190,823	101,122	—
Net realized loss from affiliated investments	—	—	(12,822)
Net realized loss from securities sold short	(20,216)	—	—
Capital gain distribution from affiliated investments	—	—	94,918
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(80,736)	(20,472)	—
Net change in unrealized appreciation/(depreciation) on affiliated investments	—	—	(64,508)
Net change in unrealized appreciation/(depreciation) on securities sold short	(36,461)	—	—

Net realized and unrealized gain on investments	53,410	80,650	17,588

Net increase in net assets resulting from operations	$78,571	$148,441	$28,134

The accompanying notes are an integral part of the financial statements.

95

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Index Plus Fund		Gotham Index Plus All-Cap Fund
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018*
Net increase/(decrease) in net assets from operations:
Net investment income	$6,170,466	$2,654,893	$9,370	$3,798
Net realized gain/(loss) from investments, securities sold short and swaps	(13,695,200)	(9,826,789)	28,176	(249,427)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short and swaps	(3,416,314)	74,330,594	68,785	352,278

Net increase/(decrease) in net assets resulting from operations	(10,941,048)	67,158,698	106,331	106,649

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings**	(13,022,222)	(898,482)	(9,588)	—
Investor Class Shares:
Total distributable earnings**	(295,007)	—	N/A	N/A

Net decrease in net assets from dividends and distributions to shareholders	(13,317,229)	(898,482)	(9,588)	—

Increase/(Decrease) in Net Assets from Capital Share Transactions (Note 4)	43,674,800	379,406,424	(14,068)	2,347,347

Total increase in net assets	19,416,523	445,666,640	82,675	2,453,996

Net assets
Beginning of period	645,462,658	199,796,018	2,453,996	—

End of period***	$664,879,181	$645,462,658	$2,536,671	$2,453,996

*	The Fund incepted on December 29, 2017.
**

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income for Institutional Class Shares were $898,482 for Gotham Index Plus Fund.

***

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. As of September 30, 2018, net assets included accumulated net investment income of $2,617,418 and $5,406 for Gotham Index Plus Fund and Gotham Index Plus All-Cap Fund, respectively.

The accompanying notes are an integral part of the financial statements.

96

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Enhanced Index Plus Fund		Gotham Enhanced 500 Plus Fund
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment income	$25,297	$23,310	$25,161	$25,891
Net realized gain from investments and securities sold short	178,890	357,527	170,607	398,479
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	(52,085)	103,795	(117,197)	53,000

Net increase in net assets resulting from operations	152,102	484,632	78,571	477,370

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	(463,324)	(49,413)	(473,685)	(41,082)

Net decrease in net assets from dividends and distributions to shareholders	(463,324)	(49,413)	(473,685)	(41,082)

Increase in Net Assets from Capital Share Transactions (Note 4)	537,933	354,905	474,185	46,082

Total increase in net assets	226,711	790,124	79,071	482,370

Net assets
Beginning of year	3,240,319	2,450,195	2,881,118	2,398,748

End of year**	$3,467,030	$3,240,319	$2,960,189	$2,881,118

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and realized gains were $37,267 and $12,146, and $33,012 and $8,070 for Gotham Enhanced Index Plus Fund and Gotham Enhanced 500 Plus Fund, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. As of September 30, 2018, net assets included accumulated net investment income of $25,136 and $25,689 for Gotham Enhanced Index Plus Fund and Gotham Enhanced 500 Plus Fund, respectively.

The accompanying notes are an integral part of the financial statements.

97

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

	Gotham Enhanced S&P 500 Index Fund		Gotham Master Index Plus Fund
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment income	$67,791	$51,403	$10,546	$7,932
Net realized gain from investments	101,122	445,804	82,096	138,725
Net change in unrealized appreciation/ (depreciation) on investments	(20,472)	169,692	(64,508)	70,212

Net increase in net assets resulting from operations	148,441	666,899	28,134	216,869

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	(516,389)	(105,813)	(145,238)	(16,622)

Net decrease in net assets from dividends and distributions to shareholders	(516,389)	(105,813)	(145,238)	(16,622)

Increase in Net Assets from Capital Share Transactions (Note 4)	3,474,017	36,441	73,122	8,311

Total increase/(decrease) in net assets	3,106,069	597,527	(43,982)	208,558

Net assets
Beginning of year	3,528,556	2,931,029	1,318,146	1,109,588

End of year**	$6,634,625	$3,528,556	$1,274,164	$1,318,146

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and realized gains were $40,161 and $65,652, and $16,622 and $0 for Gotham Enhanced S&P 500 Index Fund and Gotham Master Index Plus Fund, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. As of September 30, 2018, net assets included accumulated net investment income of $51,831 and $92 for Gotham Enhanced S&P 500 Index Fund and Gotham Master Index Plus Fund, respectively.

The accompanying notes are an integral part of the financial statements.

98

GOTHAM FUNDS

Statements of Cash Flow

	Gotham Index Plus Fund	Gotham Index Plus All-Cap Fund
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2019
Cash flows provided by/(used in) operating activities:
Net increase/(decrease) in net assets resulting from operations	$(10,941,048)	$106,331

Adjustments to reconcile net increase/(decrease) in net assets resulting from operations to net cash provided by/(used in) operating activities:
Purchases of long-term portfolio investments	(3,159,779,731)	(9,136,835)
Proceeds from disposition of long-term portfolio investments	3,701,848,191	8,879,065
Purchases to cover securities sold short	(2,049,089,375)	(7,620,862)
Proceeds from securities sold short	1,489,183,276	7,909,680
Net payments received from counterparties for derivative contracts	(3,314,579)	—
Net realized (gain)/loss on investments, securities sold short and swaps	13,695,200	(28,176)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short and swaps	3,416,314	(68,785)
Return of capital received from real estate investment trusts	137,900	313
(Increase)/decrease in receivable for securities sold	16,735,184	(22,047)
Decrease in dividend and interest receivable	378,346	135
Increase in receivable for dividends and fees on securities sold short	(103,036)	—
Decrease in receivable from investment advisor	—	4,819
Decrease in prepaid expenses and other assets	61,060	109
Increase in due from broker	(662)	—
Increase/(decrease) in payable for investments purchased	(20,152,863)	22,824
Decrease in use of cash collateral from securities lending	(122,387,188)	—
Decrease in payable to investment advisor	(155,795)	—
Increase/(decrease) in payable for dividends on securities sold short	(678,753)	197
Increase/(decrease) in accrued expense payable	102,221	(18,727)

Net cash provided by/(used in) operating activities	(141,045,338)	28,041

Cash flows from financing activities:
Proceeds from shares sold	471,337,312	27,474
Payment of shares redeemed	(436,666,122)	(51,130)
Dividends and distributions to shareholders	(3,014,113)	—

Net cash provided by/(used in) financing activities	31,657,077	(23,656)

Net increase/(decrease) in cash	(109,388,261)	4,385
Cash and restricted cash*:
Reconciliation of restricted and unrestricted cash at the beginning of the year to the statements of assets and liabilities:
Cash	1,261,376	10,372
Restricted cash	128,746,197	48,013
Reconciliation of restricted and unrestricted cash at the end of the year to the statements of assets and liabilities:
Cash	$20,610,073	$789

Restricted cash	$9,239	$61,981

Supplemental disclosure of cash flow information:
Cash paid during the year for financing charges	$3,979,847	$13,794

*	FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows (See Note 1).

The accompanying notes are an integral part of the financial statements.

99

GOTHAM FUNDS

Statements of Cash Flow (Concluded)

	Gotham Enhanced Index Plus Fund	Gotham Enhanced 500 Plus Fund
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2019
Cash flows provided by/(used in) operating activities:
Net increase in net assets resulting from operations	$152,102	$78,571

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by/(used in) operating activities:
Purchases of long-term portfolio investments	(16,160,561)	(10,972,812)
Proceeds from disposition of long-term portfolio investments	15,786,759	10,938,215
Purchases to cover securities sold short	(6,685,263)	(3,268,812)
Proceeds from securities sold short	6,969,729	3,283,521
Net realized gain on investments and securities sold short	(178,890)	(170,607)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	52,085	117,197
Return of capital received from real estate investment trusts	418	630
Decrease in receivable for securities sold	28,820	14,550
(Increase)/decrease in cash collateral for securities lending	(23,153)	1,464
Decrease in dividend and interest receivable	29	407
(Increase)/decrease in investment adviser receivable	43,209	(1,717)
Increase in Due to Broker for securities sold short	—	7,029
Increase in prepaid expenses and other assets	449	2,081
Decrease in payable for investments purchased	(30,839)	(14,403)
Increase/(decrease) in use of cash collateral from securities lending	23,153	(1,464)
Increase in dividends and fees payable for securities sold short	127	122
Decrease in accrued expense payable	(29,297)	(2,148)

Net cash provided by/(used in) operating activities	(51,123)	11,824

Cash flows from financing activities:
Proceeds from shares sold	107,262	500
Payment of shares redeemed	(32,653)	—

Net cash provided by financing activities	74,609	500

Net increase in cash	23,486	12,324
Cash and restricted cash*:
Reconciliation of restricted and unrestricted cash at the beginning of the year to the statements of assets and liabilities:
Cash	3,885	5,158
Restricted cash	22,081	44,182
Reconciliation of restricted and unrestricted cash at the end of the year to the statements of assets and liabilities:
Cash	$5,313	$61,664

Restricted cash	$44,139	$—

Supplemental disclosure of cash flow information:
Cash paid during the year for financing charges	$10,920	$7,537

*	FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows (See Note 1).

The accompanying notes are an integral part of the financial statements.

100

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Index Plus Fund Institutional Class Shares
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*
Per Share Operating Performance
Net asset value, beginning of year/period	$15.73	$13.00	$10.59	$9.28	$10.00

Net investment income(1)	0.13	0.10	0.06	0.07	0.03
Net realized and unrealized gain/(loss) on investments	(0.39)	2.68	2.41	1.42	(0.75)

Total from investment operations	(0.26)	2.78	2.47	1.49	(0.72)

Dividends and distributions to shareholders from:
Net investment income	(0.06)	(0.05)	(0.06)	(0.07)	—
Net realized capital gains	(0.23)	—	—	(0.11)	—

Total dividends and distributions to shareholders	(0.29)	(0.05)	(0.06)	(0.18)	—

Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	—

Net asset value, end of year/period	$15.18	$15.73	$13.00	$10.59	$9.28

Total investment return(3)	(1.57)%	21.45%	23.25%	16.14%	(7.20)%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$647,415	$631,060	$199,796	$44,190	$7,669

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.99%	3.39%	3.61%	3.41%	3.63	%(5)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.04%	3.39%	3.62%	3.80%	4.75	%(5)

Ratio of net investment income to average net assets (including dividend and interest expense)	0.89%	0.69%	0.46%	0.72%	0.62	%(5)

Portfolio turnover rate	253%	218%	204%	234%	94	%(7)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund’s Institutional Class Shares would be 1.15%, 1.15%, 1.15%, 1.18% and 1.50% for the years ended September 30, 2019, 2018, 2017 and 2016 and the period ended September 30, 2015, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

101

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Index Plus Fund Investor Class Shares
	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018*
Per Share Operating Performance
Net asset value, beginning of year/period.	$15.70	$14.48

Net investment income/loss(1)	(0.06)	0.05
Net realized and unrealized gain/(loss) on investments	(0.24)	1.17

Total from investment operations	(0.30)	1.22

Dividends and distributions to shareholders from:
Net investment income	(0.04)	—
Net realized capital gains	(0.23)	—

Total dividends and distributions to shareholders	(0.27)	—

Redemption fees	0.00 (2)	0.00	(2)

Net asset value, end of year/period	$15.13	$15.70

Total investment return(3)	(1.82)%	8.43%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$17,464	$14,403

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	4.28%	3.64	%(5)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	4.34%	3.64	%(5)

Ratio of net investment income/loss to average net assets (including dividend and interest expense)	(0.40)%	0.49	%(5)

Portfolio turnover rate	253%	218	%(7)

*	Investor Class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $14.48 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund’s Investor Class Shares would be 1.40% and 1.40% for the year ended September 30, 2019 and the period ended September 30, 2018, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Reflects portfolio turnover of the Fund for the year ended September 30, 2018.

The accompanying notes are an integral part of the financial statements.

102

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Index Plus All-Cap Fund Institutional Class Shares
	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018*
Per Share Operating Performance
Net asset value, beginning of year/period	$10.55	$10.00

Net investment income(1)	0.04	0.02
Net realized and unrealized gain on investments	0.43	0.53

Total from investment operations	0.47	0.55

Dividends and distributions to shareholders from:
Net investment income	(0.04)	—
Net realized capital gains	—	—

Total dividends and distributions to shareholders	(0.04)	—

Redemption fees	—	0.00	(2)

Net asset value, end of year/period	$10.98	$10.55

Total investment return(3)	4.52%	5.50%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$2,537	$2,454

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.35%	2.49	%(5)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	7.72%	7.32	%(5)

Ratio of net investment income to average net assets (including dividend and interest expense)	0.40%	0.22	%(5)

Portfolio turnover rate	220%	236	%(7)

*	Institutional Class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $10.00 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 1.15% and 1.15% for the year ended September 30, 2019 and the period ended September 30, 2018, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

103

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced Index Plus Fund Institutional Class Shares
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$14.21	$12.12	$9.99	$10.00

Net investment income(1)	0.09	0.11	0.12	—
Net realized and unrealized gain/(loss) on investments	0.29	2.22	2.01	(0.01)

Total from investment operations	0.38	2.33	2.13	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.18)	—	—
Net realized capital gains	(1.86)	(0.06)	—	—

Total dividends and distributions to shareholders	(1.97)	(0.24)	—	—

Redemption fees	—	0.00 (2)	—	—

Net asset value, end of year/period	$12.62	$14.21	$12.12	$9.99

Total investment return(3)	4.39%	19.46%	21.20%	(0.10)%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$3,467	$3,240	$2,450	$1,999

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.84%	1.84%	1.91%	—

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(5)	6.19%	6.18%	5.23%	—

Ratio of net investment income to average net assets (including dividend and interest expense)	0.78%	0.80%	1.08%	—

Portfolio turnover rate	346%	347%	232%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 1.15%, 1.03% and 0.85% for the years ended September 30, 2019, 2018 and 2017, respectively.

(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

The accompanying notes are an integral part of the financial statements.

104

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced 500 Plus Fund Institutional Class Shares
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$13.99	$11.86	$9.99	$10.00

Net investment income(1)	0.10	0.13	0.09	—
Net realized and unrealized gain/(loss) on investments	0.07	2.20	1.78	(0.01)

Total from investment operations	0.17	2.33	1.87	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.16)	—	—
Net realized capital gains	(2.18)	(0.04)	—	—

Total dividends and distributions to shareholders	(2.30)	(0.20)	—	—

Redemption fees	—	—	—	—

Net asset value, end of year/period	$11.86	$13.99	$11.86	$9.99

Total investment return(2)	2.78%	19.86%	18.60%	(0.10)%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$2,960	$2,881	$2,399	$1,999

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	2.20%	2.10%	2.21%	—

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(4)	5.23%	4.24%	5.28%	—

Ratio of net investment income to average net assets (including dividend and interest expense)	0.90%	0.97%	0.83%	—

Portfolio turnover rate	274%	224%	237%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.15%, 1.15% and 1.15% for the years ended September 30, 2019, 2018 and 2017, respectively.

(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

The accompanying notes are an integral part of the financial statements.

105

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced S&P 500 Index Fund Institutional Class Shares
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Period Ended September 30, 2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$13.70	$11.53	$10.00

Net investment income(1)	0.19	0.20	0.13
Net realized and unrealized gain on investments	0.03	2.39	1.40

Total from investment operations	0.22	2.59	1.53

Dividends and distributions to shareholders from:
Net investment income	(0.21)	(0.16)	—
Net realized capital gains	(1.78)	(0.26)	—

Total dividends and distributions to shareholders	(1.99)	(0.42)	—

Redemption fees	0.00 (2)	—	—

Net asset value, end of year/period	$11.93	$13.70	$11.53

Total investment return(3)	3.46%	22.97%	15.30%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$6,635	$3,529	$2,931

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.50%	0.50%	0.50	%(4)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)	3.20%	2.55%	3.61	%(4)

Ratio of net investment income to average net assets	1.65%	1.59%	1.66	%(4)

Portfolio turnover rate	328%	230%	268	%(6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

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GOTHAM FUNDS

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Master Index Plus Fund Institutional Class Shares
	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Period Ended September 30, 2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$12.51		$10.60		$10.00

Net investment income(1)	0.09		0.08		0.00	(2)
Net realized and unrealized gain on investments	0.07		1.99		0.60

Total from investment operations	0.16		2.07		0.60

Dividends and distributions to shareholders from:
Net investment income	(0.14)		(0.16)		—
Net realized capital gains	(1.23)		—		—

Total dividends and distributions to shareholders	(1.37)		(0.16)		—

Net asset value, end of year/period	$11.30		$12.51		$10.60

Total investment return(3)	2.83%		19.66%		6.00%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$1,274		$1,318		$1,110

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.00	%(4)	0.00	%(4)	0.00	%(4)(5)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(6)(7)	6.89%		7.96%		10.31	%(5)

Ratio of net investment income to average net assets	0.87%		0.65%		0.00	%(4)(5)

Portfolio turnover rate	13%		62%		0	%(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on April 28, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Amount is less than 0.005%.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

107

GOTHAM FUNDS

Notes to Financial Statements

September 30, 2019

1. Organization and Significant Accounting Policies

The Gotham Index Plus Fund, the Gotham Index Plus All-Cap Fund, the Gotham Enhanced Index Plus Fund, the Gotham Enhanced 500 Plus Fund (formerly, Gotham Enhanced 500 Core Fund), the Gotham Enhanced S&P 500 Index Fund and the Gotham Master Index Plus Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Index Plus Fund, offers one class of shares, Institutional Class. The Gotham Index Plus Fund offers two classes of shares, Institutional Class and Investor Class. The Funds’ commencement of operations are as follows:

Gotham Index Plus Fund (“Index Plus”)	March 31, 2015
Gotham Index Plus All-Cap Fund (“Index Plus All-Cap”)	December 29, 2017
Gotham Enhanced Index Plus Fund (“Enhanced Index Plus”)	September 30, 2016
Gotham Enhanced 500 Plus Fund (“Enhanced 500 Plus”)	September 30, 2016
Gotham Enhanced S&P 500 Index Fund (“Enhanced S&P 500 Index”)	December 30, 2016
Gotham Master Index Plus Fund (“Master Index Plus”) (operates as a “Fund of Funds”)	April 28, 2017

All the Funds except for the Enhanced S&P 500 Index and Master Index Plus seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Enhanced S&P 500 Index seeks to achieve its investment objective by generally investing at least 80% of its assets in U.S. equity securities listed in the S&P 500® Index. Master Index Plus seeks to achieve its investment objective by primarily investing in the other funds advised by Gotham.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board

Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	—	quoted prices in active markets for identical securities;

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Notes to Financial Statements (Continued)

September 30, 2019

● Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a long common stock security with end of year value of $71 and $74, held by Index Plus All-Cap and Enhanced Index Plus, respectively, and total return swaps with end of period unrealized depreciation of $578,184 held by Index Plus. These securities are considered Level 2 as of and for the year ended September 30, 2019.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended September 30, 2019, there were no transfers in or out of Level 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Cash — Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers — Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder service fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and

109

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Notes to Financial Statements (Continued)

September 30, 2019

Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Regulatory Reporting Updates and Accounting Pronouncements — In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of U.S. GAAP requirements or other SEC disclosure requirements. These amendments were effective for all Funds as of November 5, 2018. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of Assets and Liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of Changes in Net Assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of Changes in Net Assets” and certain tax adjustments that were reflected in the “Notes to Financial Statements.” All of these have been reflected in the Fund’s financial statements.

In August 2016, the Financial Accounting Standards Board (“FASB”) issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Funds.

Short Sales — All Funds except for Enhanced S&P 500 Index may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales. Effective August 13, 2019, Index Plus discontinued investing in short securities directly and may obtain short and long exposure through the use of swap agreements.

110

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Notes to Financial Statements (Continued)

September 30, 2019

As of September 30, 2019, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Index Plus All-Cap	$1,771,944	$3,164,483	$61,981
Enhanced Index Plus	1,394,665	2,913,218	44,139
Enhanced 500 Plus	1,228,956	2,734,463	—

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the year ended September 30, 2019:

	Dividends on Securities Sold Short	Rebate (Income)/Fees
Index Plus	$9,433,280	$(11,333,002)
Index Plus All-Cap	14,758	(30,447)
Enhanced Index Plus	11,703	(23,735)
Enhanced 500 Plus	21,822	(23,551)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statement of Operations and are as follows for the year ended September 30, 2019:

	Short Sales Proceeds	Financing Charges
Index Plus	$—	$11,006,100
Index Plus All-Cap	1,681,545	44,241
Enhanced Index Plus	1,320,830	34,655
Enhanced 500 Plus	1,212,296	31,087

Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

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Notes to Financial Statements (Continued)

September 30, 2019

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the year ended September 30, 2019, only Index Plus held total return swaps.

For the period ended September 30, 2019, the average volume of total return swaps was as follows:

Notional Amount
Index Plus (three month average since inception of total return swaps on July 29, 2019)	$22,202,863

Counterparty Risk — During the year ended September 30, 2019, Index Plus was subject to counterparty risk. Certain of the derivatives entered into by the Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.

Liquidity Risk — During the year ended September 30, 2019, Index Plus was subject to liquidity risk. The Fund may be subject to liquidity risk primarily due to investments in derivatives. The Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Fund may be exposed to the risk of additional losses due to such delays.

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Notes to Financial Statements (Continued)

September 30, 2019

Master Netting Agreement — During the year ended September 30, 2019, Index Plus was subject to a Master Netting agreement. In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements — During the year ended September 30, 2019, Index Plus was subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged*	Net Amount**
Index Plus	$(578,184)	$—	$(578,184)	$—	$578,184	$—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral pledged may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

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September 30, 2019

Index Plus	1.00%
Index Plus All-Cap	1.00%
Enhanced Index Plus	1.00%
Enhanced 500 Plus	1.00%
Enhanced S&P 500 Index	0.50%
Master Index Plus(1)	—%

(1)

For Master Index Plus, Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 0.75% of Master Index Plus’ average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. Master Index Plus does not currently expect to invest in assets other than underlying funds.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions and for Master Index Plus, exclusive of management fees, if any), do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the year ended September 30, 2019.

	Institutional Class	Investor Class	Termination Date
Index Plus	1.15%	1.40%	January 31, 2021
Index Plus All-Cap	1.15%	N/A	January 31, 2021
Enhanced Index Plus	1.15%	N/A	January 31, 2021
Enhanced 500 Plus	1.15%	N/A	January 31, 2021
Enhanced S&P 500 Index	0.50%	N/A	January 31, 2021
Master Index Plus(1)	0.00%	N/A	January 31, 2021

(1)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.

For the year ended September 30, 2019, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Index Plus	$7,182,572	$(394,965)	$6,787,607
Index Plus All-Cap	23,683	(127,040)	(103,357)
Enhanced Index Plus	32,400	(140,588)	(108,188)
Enhanced 500 Plus	28,055	(84,996)	(56,941)
Enhanced S&P 500 Index	20,582	(111,188)	(90,606)
Master Index Plus	—	(83,468)	(83,468)

For all Funds, except for Enhanced S&P 500 Index, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual Fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. Enhanced S&P 500 Index (prior to October 1, 2018, Enhanced S&P 500 Index was entitled to recoup any amounts reduced or reimbursed) is not entitled to recoup any amounts reduced or reimbursed by the Adviser. As of September 30, 2019, the amount of potential reimbursement from the Funds to the Adviser are as follows:

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September 30, 2019

	Expiration 09/30/2020	Expiration 09/30/2021	Expiration 09/30/2022
Index Plus
Institutional Class	$18,635	$9,077	$383,317
Investor Class	N/A	110	11,648
Index Plus All-Cap	N/A	83,564	127,040
Enhanced Index Plus	73,429	126,683	140,588
Enhanced 500 Plus	66,803	56,635	84,996
Enhanced S&P 500 Index	56,928	66,226	111,188
Master Index Plus	—	97,598	83,468

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statement of Operations.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust has adopted a distribution plan for Investor Class shares of Index Plus, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Index Plus compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the Investor Class shares of Index Plus’ average daily net assets.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the year ended September 30, 2019 was $57,596. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

115

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Notes to Financial Statements (Continued)

September 30, 2019

Investment in Affiliated Funds

The following table lists each issuer owned by Master Index Plus that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during year ended September 30, 2019:

		Master Index Plus
Name of Issuer	Value at 9/30/18	Purchase Cost	Dividend Income	Sales Proceeds	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 9/30/19	Shares Held at 9/30/19
Enhanced Index Plus	$344,522	$51,063	$2,589	$(29,655)	$(4,965)	$(28,937)	$332,028	26,310
Enhanced S&P 500 Index	344,221	60,621	5,189	(39,847)	2,109	(40,370)	326,734	27,388
Index Plus	344,219	42,535	1,243	(46,688)	(4,667)	(9,359)	326,040	21,478
Index Plus All-Cap	343,972	26,013	1,343	(47,341)	(5,299)	14,158	331,503	30,191

3. Investment in Securities

For the year ended September 30, 2019 for all Funds, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Index Plus	$3,126,193,750	$3,668,202,150
Index Plus All-Cap	9,097,973	8,838,504
Enhanced Index Plus	16,075,694	15,700,723
Enhanced 500 Plus	10,873,314	10,838,212
Enhanced S&P 500 Index	16,659,035	13,726,184
Master Index Plus	180,232	163,531

For the year ended September 30, 2019, the Funds had no purchases or sales of U.S. Government securities.

4. Capital Share Transactions

For the years/periods ended September 30, 2019 and September 30, 2018, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Year Ended September 30, 2019		For the Period Ended September 30, 2018
	Shares	Value	Shares	Value
Index Plus:
Institutional Class Shares:
Sales	30,939,866	$448,118,312	27,933,405	$412,950,184
Reinvestments	694,592	10,008,109	59,642	849,900
Redemption Fees*	—	10,033	—	3,805
Redemptions	(29,109,307)	(417,955,994)	(3,240,329)	(48,158,489)

Net Increase	2,525,151	$40,180,460	24,752,718	$365,645,400

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Notes to Financial Statements (Continued)

September 30, 2019

	For the Year Ended September 30, 2019		For the Period Ended September 30, 2018
	Shares	Value	Shares	Value
Investor Class Shares:(1)
Sales	1,220,065	$17,860,458	1,080,138	$16,232,854
Reinvestments	20,501	295,007	—	—
Redemption Fees*	—	772	—	33
Redemptions	(1,003,916)	(14,661,897)	(162,617)	(2,471,863)

Net Increase	236,650	$3,494,340	917,521	$13,761,024

Index Plus All-Cap:(2)
Institutional Class Shares:
Sales	2,673	$27,474	232,907	$2,349,574
Reinvestments	981	9,588	—	—
Redemption Fees*	—	—	—	22
Redemptions	(5,313)	(51,130)	(213)	(2,249)

Net Increase/(decrease)	(1,659)	$(14,068)	232,694	$2,347,347

Enhanced Index Plus:
Institutional Class Shares:
Sales	8,041	$107,262	24,471	$336,796
Reinvestments	41,295	463,324	3,831	49,413
Redemption Fees*	—	—	—	22
Redemptions	(2,745)	(32,653)	(2,439)	(31,326)

Net Increase	46,591	$537,933	25,863	$354,905

Enhanced 500 Plus:
Institutional Class Shares:
Sales	38	$500	394	$5,000
Reinvestments	43,739	473,685	3,263	41,082
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	43,777	$474,185	3,657	$46,082

Enhanced S&P 500 Index:
Institutional Class Shares:
Sales	295,873	$3,503,498	4,654	$60,369
Reinvestments	48,854	516,389	8,869	105,813
Redemption Fees*	—	100	—	—
Redemptions	(46,213)	(545,970)	(10,056)	(129,741)

Net Increase	298,514	$3,474,017	3,467	$36,441

117

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

	For the Year Ended September 30, 2019		For the Period Ended September 30, 2018
	Shares	Value	Shares	Value
Master Index Plus:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	14,582	145,238	729	8,311
Redemption Fees*	—	—	—	—
Redemptions	(7,240)	(72,116)	—	—

Net Increase	7,342	$73,122	729	$8,311

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

(1)	Investor Class Shares of Index Plus incepted on December 29, 2017. The Class commenced operations on January 2, 2018.
(2)	The Fund incepted on December 29, 2017. The Fund commenced operations on January 2, 2018.

Significant Shareholders

As of September 30, 2019, the Fund below had shareholders that held 10% or more of the outstanding shares of the Fund. Transactions by these shareholders may have a material impact on the Fund.

Index Plus
Non-affiliated Shareholders	11%
Index Plus All-Cap
Affiliated Fund	13%
Affiliated Shareholders	44%
Non-affiliated Shareholders	43%
Enhanced Index Plus
Affiliated Shareholders	10%
Non-affiliated Shareholders	87%
Enhanced 500 Plus
Non-affiliated Shareholders	99%
Enhanced S&P 500 Index
Non-affiliated Shareholders	45%
Master Index Plus
Non-affiliated Shareholders	100%

5. Securities Lending

All Funds, except for Enhanced S&P 500 Index, may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Index Plus pays a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.

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Notes to Financial Statements (Continued)

September 30, 2019

However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the year ended September 30, 2019, the Funds listed below each had securities lending programs. Effective August 1, 2019, Index Plus terminated the securities lending program. The market value of securities on loan and cash collateral received as of September 30, 2019 and the income generated from the programs during the year ended September 30, 2019, with respect to such loans are as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Index Plus	$—	$—	$—	$33,982
Enhanced Index Plus	365,122	46,738	326,056	1,242
Enhanced 500 Plus	50,899	141	51,603	68

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of September 30, 2019:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash and Non-Cash Collateral Received*	Net Amount**
Enhanced Index Plus	$365,122	—	$365,122	—	$(365,122)	—
Enhanced 500 Plus	50,899	—	50,899	—	(50,899)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.
**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. Net assets were not affected by these adjustments. The following permanent differences as of September 30, 2019, were primarily attributed to capitalized dividends on short sales, redesignation of dividends paid, equalization utilized and short term capital gain distributions from registered investment companies, were reclassified among the following accounts:

119

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Notes to Financial Statements (Continued)

September 30, 2019

	Increase/(Decrease) Total Distributable Earnings	Increase/(Decrease) Additional Paid-In Capital
Index Plus	$(1,070,598)	$1,070,598

The tax character of distributions paid by the Funds during the year ended September 30, 2019 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Index Plus	$2,617,482	$10,699,747	$—
Index Plus All-Cap	9,588	—	—
Enhanced Index Plus	25,137	438,187	—
Enhanced 500 Plus	25,689	447,996	—
Enhanced S&P 500 Index	102,992	413,397	—
Master Index Plus	132,909	12,329	—

The tax character of distributions paid by the Funds during the year/period ended September 30, 2018 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Index Plus	$898,482	$—	$—
Enhanced Index Plus	49,413	—	—
Enhanced S&P 500 Index	105,813	—	—
Master Index Plus	16,622	—	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Index Plus	$(27,122,533)	$9,432,187	$—	$87,208,518	$—	$(3,816,059)
Index Plus All Cap	(118,844)	21,067	—	314,963	—	(13,794)
Enhanced Index Plus	—	27,165	142,077	392,613	—	—
Enhanced 500 Plus	—	26,316	191,402	209,700	—	—
Enhanced S&P 500 Index	—	71,365	135,137	346,629	—	—
Master Index Plus	—	140	78,313	67,703	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2019 were primarily attributed to deferral of loss on unsettled trades, wash sales on unsettled short sales, wash sales, straddle losses outstanding, realized gain/loss on unsettled swap agreements, deferred interest expense and capital loss carryforwards not yet utilized. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

120

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

September 30, 2019

As of September 30, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Index Plus	$551,797,860	$123,349,982	$(36,141,464)	$87,208,518
Index Plus All-Cap	4,108,054	810,319	(495,356)	314,963
Enhanced Index Plus	4,551,392	743,900	(351,287)	392,613
Enhanced 500 Plus	3,935,155	497,183	(287,483)	209,700
Enhanced S&P 500 Index	6,212,079	560,215	(213,586)	346,629
Master Index Plus	1,248,602	86,767	(19,064)	67,703

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2019. For the year ended September 30, 2019, the Funds had no deferred losses.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2019, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses Carryforwards
Index Plus	$27,122,533
Index Plus All-Cap	118,844

For the year ended September 30, 2019, the Funds did not utilize capital losses.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no material subsequent events requiring recognition or disclosure in the financial statements.

121

GOTHAM FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and Shareholders of each of the six funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (six of the funds constituting FundVantage Trust, referred to hereafter collectively as the “Funds”) as of September 30, 2019, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, and for the four funds designated with an asterisk in the table below, the statements of cash flows for the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations, the changes in each of their net assets, and for the four funds designated with an asterisk in the table below, the results of each of their cash flows for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Gotham Index Plus Fund*, Gotham Enhanced Index Plus Fund*, and Gotham Enhanced 500 Plus Fund*	Statements of operations and cash flows for the year ended September 30, 2019 and the statements of changes in net assets for each of the two years in the period ended September 30, 2019
Gotham Index Plus All-Cap Fund*	Statement of operations and cash flows for the year ended September 30, 2019 and the statement of changes in net assets for the year ended September 30, 2019 and the period from December 29, 2017 (inception) through September 30, 2018
Gotham Enhanced S&P 500 Index Fund and Gotham Master Index Plus Fund	Statements of operations for the year ended September 30, 2019 and the statements of changes in net assets for each of the two years in the period ended September 30, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

122

GOTHAM FUNDS

Report of Independent Registered Public Accounting Firm (Concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 27, 2019

We have served as the auditor of one or more investment companies in Gotham Asset Management LLC since 2011.

123

GOTHAM FUNDS

Shareholder Tax Information

(Unaudited)

Certain tax information regarding each Fund is required to be provided to shareholders based upon each Fund’s income and distributions for the taxable year ended September 30, 2019. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. During the fiscal year ended September 30, 2019, the following dividends and distributions were paid by each of the Funds:

	Ordinary Income	Long-Term Capital Gain
Index Plus	$3,688,080	$10,699,747
Index Plus All-Cap	9,588	—
Enhanced Index Plus	25,137	438,187
Enhanced 500 Plus	25,689	447,996
Enhanced S&P 500 Index	102,992	413,397
Master Index Plus	132,909	12,329

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes. Index Plus had $1,070,598 attributable to equalization utilized.

Where appropriate, all designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended September 30, 2019 were designated as “qualified dividend income”, as defined in the Act, and are subject to reduced tax rates:

Index Plus	100.00%
Index Plus All-Cap	100.00%
Enhanced Index Plus	100.00%
Enhanced 500 Plus	100.00%
Enhanced S&P 500 Index	58.78%
Master Index Plus	12.97%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for each Fund is as follows:

Index Plus	100.00%
Index Plus All-Cap	100.00%
Enhanced Index Plus	100.00%
Enhanced 500 Plus	100.00%
Enhanced S&P 500 Index	59.61%
Master Index Plus	13.07%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

Enhanced S&P 500 Index	0.09%
Master Index Plus	1.19%

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

Enhanced S&P 500 Index	50.00%

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2019. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns will be made in conjunction with Form 1099-DIV and will be mailed in January 2020.

124

GOTHAM FUNDS

Shareholder Tax Information

(Unaudited)

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by a Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

125

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT, which has replaced Form N-Q. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement

At a meeting held on June 24-25, 2019 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation for an additional one-year period of the advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Gotham Index Plus Fund, Gotham Index Plus All-Cap Fund, Gotham Enhanced Index Plus Fund, Gotham Enhanced 500 Plus Fund, Gotham Enhanced S&P 500 Index Fund and Gotham Master Index Plus Fund (together, the “Gotham Funds”).

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Gotham Funds, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Gotham Funds, (iv) investment performance, (v) the capitalization and financial condition of Gotham, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Gotham Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Gotham’s ability to service the Gotham Funds, (x) compliance with the Gotham Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with the Adviser as provided at the Board meetings throughout the year covering matters such as the relative performance of the Gotham Funds; compliance with the investment objectives, policies, strategies and limitations for the Gotham Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Performance. The Trustees considered the investment performance for the Gotham Funds and Gotham. The Trustees reviewed historical performance charts which showed the performance of the Gotham Funds as compared to their respective benchmark indices and Lipper categories for the since inception, year-to-date one year, two year and three year periods ended March 31, 2019 as applicable. The Trustees considered the short term and long term performance of the Gotham Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

Gotham Index Plus Fund. The Trustees noted that the Gotham Index Plus Fund Institutional Class shares outperformed the S&P 500 Total Return Index for the since inception period ended March 31, 2019 and underperformed the S&P 500 Total Return Index for the year-to-date, one year, two year and three year periods ended March 31, 2019. They further noted that the Gotham Index Plus Fund Institutional Class shares outperformed the Lipper Large-Cap Core Funds Index for the two year, three year and since inception periods ended March 31, 2019 and underperformed the Lipper Large-Cap Core Funds Index for the year-to-date and one year periods ended March 31, 2019. The Trustees concluded that the performance of the Gotham Index Plus Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

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Other Information (Continued)

(Unaudited)

Gotham Index Plus All-Cap. The Trustees noted that the Gotham Index Plus All-Cap Fund underperformed the S&P 500 Total Return Index for the year-to-date, one year and since inception periods ended March 31, 2019. The Trustees concluded that the performance of the Gotham Index Plus All-Cap Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Enhanced Index Plus Fund. The Trustees noted that the Gotham Enhanced Index Plus Fund underperformed the S&P 500 Total Return Index for the year-to-date and one year periods ended March 31, 2019 and outperformed the S&P 500 Total Return Index for the two year and since inception periods ended March 31, 2019. They further noted that the Gotham Enhanced Index Plus Fund underperformed the Lipper Multi-Cap Core Funds Index for the year-to-date period ended March 31, 2019 and outperformed the Lipper Multi-Cap Core Funds Index for the one year, two year and since inception periods ended March 31, 2019. The Trustees concluded that the performance of the Gotham Enhanced Index Plus Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Enhanced 500 Plus Fund. The Trustees noted that the Gotham Enhanced 500 Plus Fund underperformed the S&P 500 Total Return Index for the year-to-date and one year periods ended March 31, 2019 and outperformed the S&P 500 Total Return Index for the two year and since inception periods ended March 31, 2019. They further noted that the Gotham Enhanced 500 Plus Fund outperformed the Lipper Alternative Long/Short Equity Funds Index for the year-to-date, one year, two year and since inception periods ended March 31, 2019. The Trustees concluded that the performance of the Gotham Enhanced 500 Plus Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Enhanced S&P 500 Index Fund. The Trustees noted that the Gotham Enhanced S&P 500 Index Fund outperformed the Lipper Large-Cap Core Funds Index for the year-to-date, one year, two year and since inception periods ended March 31, 2019. They further noted that the Gotham Enhanced S&P 500 Index Fund outperformed the S&P 500 Total Return Index for the one year, two year and since inception periods ended March 31, 2019 and underperformed the S&P 500 Total Return Index for the year-to-date period ended March 31, 2019 The Trustees concluded that the performance of the Gotham Enhanced S&P 500 Index Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Master Index Plus Fund. The Trustees noted that the Gotham Master Index Plus Fund outperformed the HFRX Equity Hedge Index and Lipper Alternative Long/Short Equity Funds Index for the year-to-date, one year and since inception periods ended March 31, 2019. The Trustees concluded that the performance of the Gotham Master Index Plus Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Fees. The Trustees noted that the representatives of Gotham had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Funds and any other ancillary benefit resulting from the Gotham’s relationship with the Funds.

The Trustees also reviewed information regarding the fees Gotham charges to other clients and evaluated explanations provided by Gotham as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by Gotham are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Gotham.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Gotham Index Plus Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Index Plus Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe. The Trustees also discussed the limitations of the comparative expense information of the Gotham Index Plus Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

127

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

Gotham Index Plus All-Cap Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Index Plus All-Cap Fund’s Institutional Class shares were equal to and lower than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets, respectively. The Trustees also discussed the limitations of the comparative expense information of the Gotham Index Plus All-Cap Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Enhanced Index Plus Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Enhanced Index Plus Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets. The Trustees also discussed the limitations of the comparative expense information of the Gotham Enhanced Index Plus Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Enhanced 500 Plus Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Enhanced 500 Plus Fund’s Institutional Class shares were equal to and lower than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets, respectively. The Trustees also discussed the limitations of the comparative expense information of the Gotham Enhanced 500 Plus Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Enhanced S&P 500 Index Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Enhanced S&P 500 Index Fund’s Institutional Class shares were equal to and lower than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets, respectively. The Trustees also discussed the limitations of the comparative expense information of the Gotham Enhanced S&P 500 Index Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Master Index Plus Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Master Index Plus Fund’s Institutional Class shares were each lower than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets. The Trustees discussed that the Gotham Master Index Plus Fund is a “fund of funds,” and that there is no advisory fee in respect of assets invested in other funds advised by Gotham. The Trustees also discussed the limitations of the comparative expense information of the Gotham Master Index Plus Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Nature and Quality of Services Provided by Adviser. The Trustees then considered the level and depth of knowledge of Gotham, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Gotham, the Board took into account its familiarity with Gotham’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports regarding Gotham’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Gotham Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to each Gotham Fund by Gotham and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Gotham Agreement, that the quality of the services appeared to be consistent with industry norms and that the Gotham Funds are likely to benefit from the continued receipt of those services. They also concluded that Gotham has sufficient personnel, with the appropriate education and experience, to serve the Gotham Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

128

GOTHAM FUNDS

Other Information (Concluded)

(Unaudited)

Cost and Profitability. The Trustees then considered the costs of the services provided by Gotham, the compensation and benefits received by Gotham in providing services to the Gotham Funds, as well as Gotham’s profitability. The Trustees considered any direct or indirect revenues which would be received by Gotham. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Gotham Funds. Based on the information provided, the Trustees concluded that Gotham’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected continued growth of the Gotham Funds.

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Gotham Funds grow and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. The Board noted Gotham’s representation that none of the Funds have reached an asset size at which economies of scale would traditionally be considered to exist, and the Manager’s belief that breakpoints are not appropriate at this time. The Board further considered Gotham’s representation that the nature of the funds’ long-short investment strategies were such that future capacity in certain funds was constrained based on Gotham’s ability to implement the strategy above certain asset levels, and as such the Fund’s ability to achieve future economies of scale were limited relative to more traditional asset classes. Based on the foregoing information, the Board concluded that economies of scale did not yet exist for the Funds and that therefore it was not yet necessary to consider whether the fee structure of the funds provided an adequate mechanism for sharing the benefit of any such economies.

The Trustees determined to approve the Gotham Agreement for an additional one year period. In voting to approve the continuation of the Gotham Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Gotham. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Gotham Agreement would be in the best interests of the Gotham Funds and their shareholders. The Board, including a majority of the Independent Trustees, unanimously approved the Agreement for an additional one year period.

129

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at (877) 974-6852.

130

GOTHAM FUNDS

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Board” or the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (877) 974-6852.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee	Shall serve until death, resignation or removal. Trustee since 2007. Chairman from 2007 until September 30, 2019.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	44

Optimum Fund Trust (registered investment company with 6 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	44	Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

131

GOTHAM FUNDS

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee since 2016. Chairman since October 1, 2019.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	44

Brinker Capital Destinations Trust (registered investment company with 10 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	44

Copeland Trust (registered investment company with 3 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

132

GOTHAM FUNDS

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	44

Lincoln Variable Insurance Products Trust (registered investment company with 97 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax - U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

GABRIELLA MERCINCAVAGE Date of Birth: 6/68	Assistant Treasurer	Shall serve until death, resignation or removal. Officer since 2019.	Fund Administration Consultant since January 2019; Fund Accounting and Tax Compliance Accountant to financial services companies from November 2003 to July 2018.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.	President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps, LLC since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

133

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTII-0919

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute 500 Fund

Gotham Absolute 500 Core Fund

Gotham Enhanced 500 Fund

Gotham Neutral 500 Fund

Gotham Hedged Plus Fund

Gotham Hedged Core Fund

Gotham Defensive Long Fund

Gotham Defensive Long 500 Fund

Gotham Short Strategies Fund

Gotham Master Neutral Fund

Gotham ESG Large Value Fund

ANNUAL REPORT

September 30, 2019

Important Information on Paperless Delivery

Beginning on January 1, 2021, paper copies of the Gotham Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Gotham Funds or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Gotham Funds’ website (www.GothamFunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Gotham Funds, call the Gotham Funds toll-free at 1 (877) 974-6852 or write to the Gotham Funds at Gotham Funds, FundVantage Trust, c/o BNY Mellon Investment Servicing, P.O. Box 9829, Providence, RI 02940-8029. Your election to receive shareholder reports in paper will apply to all Gotham Funds that you hold through the financial intermediary, or directly with the Gotham Funds.

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

ANNUAL REPORT

AS OF SEPTEMBER 30, 2019

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each a, “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham ESG Large Value Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund except Gotham ESG Large Value Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Gotham Absolute 500 Fund, Gotham Enhanced 500 Fund, Gotham Defensive Long 500 Fund and Gotham Short Strategies Fund utilize one or more swap agreements in their investment programs. The use of derivatives such as swaps exposes a Fund to additional risks including increased volatility, lack of liquidity and possible losses greater than the Fund’s initial investment. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives. Gotham ESG Large Value Fund is recently formed and has a limited history of operations.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling (877) 974-6852.

Annual Investment Adviser’s Report

September 30, 2019

(Unaudited)

Gotham Absolute 500 Fund (GFIVX)

Gotham Absolute 500 Core Fund (GACFX)

Gotham Enhanced 500 Fund (GENFX)

Gotham Neutral 500 Fund (GONFX)

Gotham Hedged Plus Fund (GHPLX)

Gotham Hedged Core Fund (GCHDX)

Gotham Defensive Long Fund (GDLIX)

Gotham Defensive Long 500 Fund (GDLFX)

Gotham Short Strategies Fund (GSSFX)

Gotham Master Neutral Fund (GMNFX)

Gotham ESG Large Value Fund (GESGX)

Dear Shareholder,

Gotham manages value-oriented mutual funds with varying market cap universes and gross and net exposures. The funds share the same investment philosophy, process and research. Gotham offers actively managed strategies (long/short and long-only) as well as strategies that combine an index component and an actively managed long/short overlay. Gotham’s all-cap funds select long and short stock portfolios from a diverse capitalization universe of U.S. stocks. Our large-cap funds select stocks primarily from the S&P 500.

Our investment process begins with a research effort that seeks to value all of the companies in a fund’s respective investment universe. Our philosophy is simple. Although stock prices react to emotion over the short term, over the long term the market is very good at finding the fair value of stocks. Therefore, we believe that if we are good at valuing businesses (a share of stock represents a percentage ownership stake in a business), the market will agree with us...eventually.

For an individual stock, we believe the waiting period for the market to get it “right” is no more than 2 or 3 years in the vast majority of cases. For a group of stocks, we believe the average waiting period can often be much shorter. In other words, for us, there is a “true north” when it comes to the stock market. If we do a good job of analyzing and valuing companies, we believe the market will agree with us — even if it takes some time. This is crucial. No investment strategy, regardless of how good or logical, works all the time.

The important thing for us is to stick to our strategy even if it is not working over shorter time periods. We have over 60 years of combined investment experience valuing and investing in publicly traded businesses. We know how to value businesses by using various measures of absolute and relative value. So, that’s how we invest. We buy companies that are at the biggest discount to our assessment of value and sell short (where applicable) those companies that are most expensive relative to our assessment of value. We do not plan to change this strategy or adopt other methodologies when short term stock prices do not reflect the values that we see.

Together with our investment team (led by Director of Research, Adam Barth), we follow a systematic process of researching and valuing companies, investing in our long and short portfolios and adjusting positions daily to take advantage of changing stock prices and fundamental information. The funds are highly diversified and invest in hundreds of positions. Our positions are not equally weighted. The funds generally invest in the cheapest companies and short (where applicable) the most expensive based on our assessment of value and subject to our risk constraints.

We manage our risks by, among other things, requiring substantial portfolio diversification, setting maximum limits for sector concentration and by maintaining overall gross and net exposures within carefully defined ranges.

Market Observations and Performance Commentary

The overall market remains expensive, especially with regard to small caps, based on our assessment of value. The most obvious comparison to the current market is the internet bubble although the current market environment is not as extreme. The mega-capitalization tech names that dominate the S&P 500 now trade at much more reasonable multiples than their counterparts of 1999. That said, the

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

internet bubble is the only period where the market has been significantly more expensive, based on our metrics, and the value/growth discrepancy this wide.

If we simply used standard valuation metrics for our long book and standard growth metrics for our short book, the last six years would have been considerably different. For example, if you had bought a dollar of the Russell Pure Value Index and shorted a dollar of the Russell Pure Growth Index over the last six years, you would have lost all your money. We define value differently than Russell or Morningstar who emphasize metrics such as low price/book and low price to sales. Similar to a private equity firm, we examine a company’s cash flow generation and then determine its all-in cost as if we were buying the entire business. That is why we have not been punished in this market as much as many traditional “value” investors.

While we do not need the value benchmarks to do well for us to generate positive returns or positive spreads, we do recognize that it has been more difficult to generate strong long/short returns in market environments where there is even more emphasis on potential future growth and less concern with strong run-rate cash flows available at attractive prices.

Having said that, our short books (where applicable) have suffered headwinds that have mostly affected medium and small cap stocks. Our shorts generally sell at 50 to 100 times pre-tax free cash flow based on our metrics and many of them are “hope” stocks. We are pleased with how we have managed our risks during the extreme growth environment and our opportunity set on the short side remains quite robust. On the long side, we believe that there is an opportunity to nicely exceed the positive returns we expect for large cap indexes.

In a shift from the first half of 2019, we saw positive long/short spreads across most of our funds in the third quarter. Given valuation levels and the disparity between stock returns and fundamentals, we are very optimistic about the opportunity set for our long/short spreads over the coming period.

We remain disciplined in our approach to managing portfolio risks. Although we cannot predict when there will be a renewed appreciation for fundamentals, the historical precedent is that the transition is often abrupt and significant.

Important Information

This letter is intended to assist shareholders in understanding how the Gotham Funds described herein performed during the period ended September 30, 2019, and reflects the views of the investment adviser at the time of this writing. Market and index valuations are based on Gotham’s valuation methodology. The views may change and do not guarantee the future performance of the Gotham Funds or the markets.

This letter contains forward-looking statements regarding future events, forecasts and expectations regarding equity markets and certain of Gotham’s strategies. Forward-looking statements may be identified terminology such terms as “may,” “expect,” “will,” “hope,” “believe” and/or comparable terminology. No assurance, representation, or warranty is made that any of Gotham’s expectations, views and/or objectives will be achieved and actual results may be significantly different than reflected herein.

The indices referenced herein are for comparison purposes only. The performance and volatility of the funds will be different than those of the indices. It is not possible to invest in the indices directly.

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Performance by Fund

Gotham Absolute 500 Fund (GFIVX)

•	The Fund returned -0.82% (net) for the trailing twelve-month period, the HFRX Equity Hedge Index returned -1.40% and the S&P 500 Total Return Index returned +4.25% over the same time period.

•	The spread for the period was -3.05%[1].

•	The long portfolio contributed +6.49% for the trailing twelve-month period. The short portfolio detracted -6.27% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Industrials	2.40%	22.31%
	Information Technology	1.39%	23.69%

Short	Energy	1.91%	-6.18%
	Communication Services	0.34%	-4.66%

	Largest Detractors
Long	Energy	-1.40%	10.68%
	Health Care	-0.29%	23.05%

Short	Information Technology	-2.44%	-12.73%
	Utilities	-2.00%	-7.70%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Procter & Gamble Co (The)	0.78%	1.76%
	PayPal Holdings Inc	0.77%	1.96%

Short	Schlumberger Ltd	0.44%	-0.83%
	NVIDIA Corp	0.37%	-1.41%

	Largest Detractors
Long	Kraft Heinz Co (The)	-0.72%	1.08%
	ConocoPhillips	-0.61%	2.09%

Short	QUALCOMM Inc.	-0.52%	-0.82%
	American Tower Corp	-0.51%	-1.10%

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Absolute 500 Core Fund (GACFX)

•

The Fund returned +1.59% (net) for the trailing twelve-month period and the HFRX Equity Hedge Index returned -1.40% over the same time period and the S&P 500 Total Return Index returned +4.25% over the same time period.

•	The spread for the period was -1.98%[1].

•	The long portfolio contributed +5.80% for the trailing twelve-month period. The short portfolio detracted -3.62% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Industrials	2.11%	16.96%
	Financials	0.99%	9.62%

Short	Energy	1.32%	-3.90%
	Communication Services	0.27%	-2.85%

	Largest Detractors

Long	Energy	-1.15%	8.19%
	Materials	-0.09%	4.37%

Short	Information Technology	-1.65%	-7.87%
	Utilities	-1.18%	-4.57%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Procter & Gamble Co (The)	0.67%	1.51%
	Lockheed Martin Corp	0.56%	1.44%

Short	EOG Resources Inc.	0.27%	-0.53%
	Schlumberger Ltd	0.26%	-0.51%

	Largest Detractors
Long	Kraft Heinz Co (The)	-0.63%	0.81%
	Altria Group Inc	-0.52%	1.81%

Short	QUALCOMM Inc.	-0.32%	-0.52%
	American Tower Corp	-0.30%	-0.64%

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Enhanced 500 Fund (GENFX)

•	The Fund returned -1.83% (net) for the trailing twelve-month period and the S&P 500 Total Return Index returned +4.25% over the same time period.

•	The spread for the period was -3.97%[1].

•	The long portfolio contributed +6.50% for the trailing twelve-month period. The short portfolio detracted -6.44% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Industrials	2.74%	29.86%
	Information Technology	1.57%	31.89%

Short	Energy	1.70%	-6.64%
	Communication Services	0.24%	-4.66%

	Largest Detractors
Long	Energy	-1.68%	14.45%
	Health Care	-0.61%	29.39%

Short	Utilities	-2.04%	-8.12%
	Information Technology	-2.02%	-12.07%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Procter & Gamble Co (The)	1.01%	2.31%
	PayPal Holdings Inc	0.96%	2.56%

Short	NVIDIA Corp	0.50%	-1.47%
	Schlumberger Ltd	0.39%	-0.94%

	Largest Detractors
Long	Kraft Heinz Co (The)	-0.94%	1.40%
	ConocoPhillips	-0.76%	2.83%

Short	QUALCOMM Inc.	-0.56%	-0.80%
	American Tower Corp	-0.53%	-1.20%

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Neutral 500 Fund (GONFX)

•	The Fund returned -0.56% (net) for the trailing twelve-month period and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index returned +2.39% over the same time period.

•	The spread for the period was -1.87%[1].

•	The long portfolio contributed +6.05% for the trailing twelve-month period. The short portfolio detracted -6.59% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Industrials	2.13%	18.87%
	Consumer Staples	1.02%	16.87%

Short	Energy	2.48%	-7.22%
	Financials	1.12%	-8.03%

	Largest Detractors
Long	Energy	-1.22%	8.92%
	Health Care	-0.05%	19.41%

Short	Information Technology	-3.32%	-16.17%
	Utilities	-2.11%	-8.84%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	PayPal Holdings Inc	0.67%	1.86%
	Lockheed Martin Corp	0.53%	1.62%

Short	NVIDIA Corp	0.76%	-1.94%
	Schlumberger Ltd	0.57%	-0.91%

	Largest Detractors
Long	Kraft Heinz Co (The)	-0.58%	0.88%
	Altria Group Inc	-0.52%	1.92%

Short	QUALCOMM Inc.	-0.66%	-0.98%
	American Tower Corp	-0.50%	-1.01%

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Hedged Plus Fund (GHPLX)

•	The Fund returned -2.45% (net) for the trailing twelve-month period and the HFRX Equity Hedge Index returned -1.40% over the same time period.

•	The spread for the period was -4.32%[1].

•	The long portfolio contributed +5.84% for the trailing twelve-month period. The short portfolio detracted -7.44% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	1.75%	29.68%
	Industrials	1.62%	21.90%

Short	Energy	2.24%	-7.07%
	Communication Services	0.34%	-3.93%

	Largest Detractors

Long	Energy	-1.37%	10.14%
	Health Care	-0.59%	23.40%

Short	Information Technology	-2.64%	-12.72%
	Utilities	-2.53%	-9.66%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	PayPal Holdings Inc	0.69%	1.57%
	Lockheed Martin Corp	0.63%	1.81%

Short	NVIDIA Corp	0.58%	-1.51%
	Schlumberger Ltd	0.52%	-1.09%

	Largest Detractors
Long	Kraft Heinz Co (The)	-0.56%	0.86%
	ConocoPhillips	-0.52%	1.83%

Short	QUALCOMM Inc.	-0.76%	-0.98%
	American Tower Corp	-0.64%	-1.44%

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Hedged Core Fund (GCHDX)

•	The Fund returned +0.86% (net) for the trailing twelve-month period and the HFRX Equity Hedge Index returned -1.40% over the same time period.

•	The spread for the period was -4.08%[1].

•	The long portfolio contributed +4.19% for the trailing twelve-month period. The short portfolio detracted -3.19% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	1.31%	19.67%
	Consumer Staples	0.90%	9.93%

Short	Energy	1.12%	-3.23%
	Communication Services	0.12%	-1.46%

	Largest Detractors
Long	Energy	-0.78%	5.89%
	Health Care	-0.39%	14.75%

Short	Utilities	-1.13%	-4.18%
	Information Technology	-1.11%	-5.05%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Procter & Gamble Co (The)	0.45%	1.04%
	Microsoft Corp	0.43%	2.19%

Short	Schlumberger Ltd	0.22%	-0.51%
	NVIDIA Corp	0.19%	-0.63%

	Largest Detractors
Long	Kraft Heinz Co (The)	-0.32%	0.49%
	ConocoPhillips	-0.29%	1.01%

Short	QUALCOMM Inc.	-0.34%	-0.47%
	American Tower Corp	-0.27%	-0.61%

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Defensive Long Fund (GDLIX)

•	The Fund returned +5.01% (net) for the trailing twelve-month period and the S&P 500 Total Return Index returned +4.25% over the same time period.

•	The spread for the period was +7.09%[1].

•	The long portfolio contributed +4.41% for the trailing twelve-month period. The short portfolio contributed +3.42% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Consumer Staples	2.48%	28.50%
	Industrials	2.01%	32.12%

Short	Energy	2.52%	-4.97%
	Health Care	1.99%	-7.64%

	Largest Detractors
Long	Energy	-0.90%	6.16%
	Materials	-0.55%	5.81%

Short	Information Technology	-1.90%	-18.25%
	Consumer Staples	-0.37%	-4.15%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Procter & Gamble Co (The)	0.79%	1.83%
	McDonald’s Corp	0.48%	1.73%

Short	Evolent Health Inc	0.42%	-0.29%
	At Home Group Inc	0.32%	-0.22%

	Largest Detractors
Long	DXC Technology Company	-0.68%	0.65%
	Kraft Heinz Co (The)	-0.66%	1.07%

Short	KLA-Tencor Corp	-0.34%	-0.70%
	Nevro Corp	-0.27%	-0.51%

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Defensive Long 500 Fund (GDLFX)

•	The Fund returned +3.71% (net) for the trailing twelve-month period and the S&P 500 Total Return Index returned +4.25% over the same time period.

•	The spread for the period was -0.11%[1].

•	The long portfolio contributed +10.79% for the trailing twelve-month period. The short portfolio detracted -5.14% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Industrials	3.58%	25.80%
	Consumer Staples	2.45%	31.38%

Short	Energy	1.97%	-6.21%
	Communication Services	0.55%	-5.91%

	Largest Detractors
Long	Energy	-1.53%	13.21%
	Materials	-0.34%	5.88%

Short	Information Technology	-3.23%	-17.50%
	Utilities	-1.57%	-6.52%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Procter & Gamble Co (The)	1.47%	3.35%
	Lockheed Martin Corp	0.89%	2.65%

Short	Schlumberger Ltd	0.47%	-0.84%
	Netflix Inc	0.44%	-1.63%

	Largest Detractors
Long	Altria Group Inc	-1.06%	3.51%
	Kraft Heinz Co (The)	-0.96%	1.41%

Short	QUALCOMM Inc.	-0.46%	-0.85%
	American Tower Corp	-0.30%	-0.71%

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Short Strategies Fund (GSSFX)

•	The Fund returned -0.81% (net) for the trailing twelve-month period and the 50% Inverse of S&P 500 returned -3.20% over the same time period.

•	The spread for the period was -1.51%[1].

•	The long portfolio contributed +0.96% for the trailing twelve-month period. The short portfolio detracted -3.66% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Communication Services	2.50%	9.05%
	Information Technology	2.25%	20.90%

Short	Health Care	2.70%	-28.61%
	Consumer Discretionary	1.76%	-27.39%

	Largest Detractors
Long	Consumer Discretionary	-4.98%	20.25%
	Health Care	-1.50%	16.32%

Short	Information Technology	-4.59%	-35.25%
	Consumer Staples	-2.58%	-12.79%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Sinclair Broadcast Group Inc	0.86%	0.74%
	Celgene Corp	0.45%	1.05%

Short	Stitch Fix Inc	0.76%	-0.68%
	GrubHub Inc	0.72%	-1.68%

	Largest Detractors
Long	Ligand Pharmaceuticals Inc	-0.95%	0.62%
	Weight Watchers International Inc.	-0.85%	0.90%

Short	Copart Inc	-0.85%	-1.70%
	DENTSPLY SIRONA Inc	-0.82%	-1.96%

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

Gotham Master Neutral Fund (GMNFX)

•	The Fund returned +0.13% (net) for the trailing twelve month period and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index returned +2.39% over the same time period.

•	The spread for the period was -0.62%[1].

•	The long portfolio contributed +0.85% for the trailing twelve month period. The short portfolio detracted -1.27% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	0.76%	20.06%
	Communication Services	0.65%	6.99%

Short	Consumer Discretionary	0.33%	-12.49%
	Health Care	0.27%	-14.26%

	Largest Detractors
Long	Consumer Discretionary	-0.97%	15.46%
	Health Care	-0.30%	16.01%

Short	Information Technology	-0.98%	-18.34%
	Consumer Staples	-0.54%	-5.17%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Sinclair Broadcast Group Inc	0.20%	0.31%
	Teradyne Inc.	0.15%	0.25%

Short	Perrigo Co Plc	0.13%	-0.32%
	PTC Inc	0.12%	-0.32%

	Largest Detractors
Long	Ligand Pharmaceuticals Inc	-0.23%	0.14%
	Weight Watchers International Inc	-0.23%	0.17%

Short	Zynga Inc	-0.20%	-0.43%
	DENTSPLY SIRONA Inc	-0.18%	-0.37%

Annual Investment Adviser’s Report (Concluded)

September 30, 2019

(Unaudited)

Gotham ESG Large Value Fund (GESGX)

•

GESGX incepted on December 28, 2018. The Fund returned +21.80% (net) for the year-to-date period through September 30, 2019 and the S&P 500 Total Return Index returned +21.59% over the same time period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	5.37%	21.63%
	Industrials	4.42%	16.06%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Apple Inc	0.95%	2.19%
	Celgene Corp	0.66%	1.52%

	Largest Detractors
Long	Kraft Heinz Co (The)	-0.32%	0.68%
	Walgreens Boots Alliance Inc	-0.30%	1.11%

[1]	The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).

GOTHAM FUNDS

Gotham Absolute 500 Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Absolute 500 Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	3 Year	5 Year	Since Inception
Institutional Class Shares	-0.82%	8.36%	5.92%	6.35%*
HFRX Equity Hedge Index	-1.40%	2.70%	1.03%	1.29%**

*	The Gotham Absolute 500 Fund (the “Fund”) commenced operations on July 31, 2014.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019 (as supplemented on September 17, 2019), the “Total Annual Fund Operating Expenses” are 1.95% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Absolute 500 Core Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Absolute 500 Core Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	3 Year	Since Inception
Institutional Class Shares	1.59%	8.62%	8.62%*
HFRX Equity Hedge Index	-1.40%	2.70%	2.70%**

*	The Gotham Absolute 500 Core Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 4.30% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.93% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Enhanced 500 Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Enhanced 500 Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	3 Year	Since Inception
Institutional Class Shares	-1.83%	12.67%	8.47%*
S&P 500® Total Return Index	4.25%	13.39%	10.31%**

*	The Gotham Enhanced 500 Fund (the “Fund”) commenced operations on December 31, 2014.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019 (as supplemented on September 17, 2019), the “Total Annual Fund Operating Expenses” are 1.68% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Neutral 500 Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Neutral 500 Fund Institutional Class Shares

vs BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	3 Year	Since Inception
Institutional Class Shares	-0.56%	5.32%	5.32%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	2.39%	1.54%	1.54%**

*	The Gotham Neutral 500 Fund (the “Fund”) commenced operations on October 1, 2016. The Fund’s inception date was September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 3.45% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.28% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). Prior to February 1, 2019, the Expense Limitation was 1.50%. The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

GOTHAM FUNDS

Gotham Hedged Plus Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Hedged Plus Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	3 Year	Since Inception
Institutional Class Shares	-2.45%	8.86%	7.79%*
HFRX Equity Hedge Index	-1.40%	2.70%	2.98%**

*	The Gotham Hedged Plus Fund (the “Fund”) commenced operations on March 31, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 5.57% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.71% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Hedged Core Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Hedged Core Fund Institutional Class Shares vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 year	3 Year	Since Inception
Institutional Class Shares	0.86%	8.90%	8.90%*
HFRX Equity Hedge Index	-1.40%	2.70%	2.70%**

*	The Gotham Hedged Core Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 3.85% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.16% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Defensive Long Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Defensive Long Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	3 Year	Since Inception
Institutional Class Shares	5.01%	8.10%	8.10%*
S&P 500® Total Return Index	4.25%	13.39%	13.39%**

*	The Gotham Defensive Long Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 8.03% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.63% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Defensive Long 500 Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Defensive Long 500 Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	3 Year	Since Inception
Institutional Class Shares	3.71%	12.88%	12.88%*
S&P 500® Total Return Index	4.25%	13.39%	13.39%**

*	The Gotham Defensive Long 500 Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019 (as supplemented on September 17, 2019), the “Total Annual Fund Operating Expenses” are 2.07% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.35% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). Prior to May 1, 2019, the Expense Limitation was 1.50% (on an annual basis) of the average daily net assets of the Fund. The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Short Strategies Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Short Strategies Fund Institutional Class Shares

vs the 50% Inverse of the Standard & Poor’s 500® Total Return Index (“50% Inverse of the S&P 500®”)

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 year	3 Year	5 Year	10 Year
Institutional Class Shares*	-0.81%	-3.71%	-3.78%	-2.48%
50% Inverse of the S&P 500®	-3.20%	-7.20%	-5.81%	-7.05%

*

A privately offered fund (the “Predecessor Fund”) managed by Gotham Asset Management, LLC was reorganized into the Gotham Short Strategies Fund (the “Fund” or “GSSFX”) on July 31, 2017, the date GSSFX commenced operations. The Predecessor Fund was organized and commenced operations in February 2008 and had an investment objective, investment policies and restrictions that were, in all material respects, equivalent to those of GSSFX. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, this Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, might have adversely affected its performance. GSSFX’s performance for periods prior to the commencement of operations on July 31, 2017 is that of the Predecessor Fund adjusted to reflect GSSFX’s fee structure.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 2.49% and the “Total Annual Fund Operating Expenses After Fee waivers and/or Expense Reimbursements” are 1.35% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The 50% Inverse of the S&P 500® reflects the return of the S&P 500® adjusted to show the negative 50% targeted net short exposure of the Predecessor Fund. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Master Neutral Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Master Neutral Fund Institutional Class Shares

vs BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	Since Inception
Institutional Class Shares	0.13%	1.53%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	2.39%	1.81%**

*	The Gotham Master Neutral Fund (the “Fund”) commenced operations on April 28, 2017.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 4.53% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 1.68% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to waive its investment advisory fees at an annual rate in the amount of 0.30% (the “Advisory Fee Waiver”), effectively reducing the investment advisory fee from 0.75% to 0.45%. In addition to the Advisory Fee Waiver, the Advisor has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any), and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Advisory Fee Waiver will remain in place until January 31, 2020, and the Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

GOTHAM FUNDS

Gotham ESG Large Value Fund

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $100,000 Investment in Gotham ESG Large Value Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Total Returns for the Period Ended September 30, 2019
Since Inception*
Institutional Class Shares	21.80%**
S&P 500® Total Return Index	21.59%***

*	Not Annualized.
**	The Gotham ESG Large Value Fund (the “Fund”) incepted on December 28, 2018.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 0.90% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 0.75% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Fund Expense Disclosure

September 30, 2019

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from April 1, 2019, and held for the entire period through September 30, 2019.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Institutional Class

	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Absolute 500 Fund
Actual	$1,000.00	$1,020.30	2.58%	$13.07
Hypothetical (5% return before expenses)	1,000.00	1,012.13	2.58%	13.01

Gotham Absolute 500 Core Fund
Actual	$1,000.00	$1,029.20	1.69%	$8.61
Hypothetical (5% return before expenses)	1,000.00	1,016.58	1.69%	8.55

Gotham Enhanced 500 Fund
Actual	$1,000.00	$1,023.10	3.46%	$17.55
Hypothetical (5% return before expenses)	1,000.00	1,007.72	3.46%	17.41

Gotham Neutral 500 Fund
Actual	$1,000.00	$1,017.80	1.88%	$9.51
Hypothetical (5% return before expenses)	1,000.00	1,015.65	1.88%	9.50

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

September 30, 2019

(Unaudited)

	Institutional Class

	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Hedged Plus Fund
Actual	$1,000.00	$1,021.70	2.77%	$14.05
Hypothetical (5% return before expenses)	1,000.00	1,011.17	2.77%	13.97

Gotham Hedged Core Fund
Actual	$1,000.00	$1,032.40	1.02%	$5.19
Hypothetical (5% return before expenses)	1,000.00	1,019.96	1.02%	5.16

Gotham Defensive Long Fund
Actual	$1,000.00	$1,062.70	3.48%	$17.97
Hypothetical (5% return before expenses)	1,000.00	1,007.64	3.48%	17.49

Gotham Defensive Long 500 Fund
Actual	$1,000.00	$1,055.20	2.95%	$15.22
Hypothetical (5% return before expenses)	1,000.00	1,010.26	2.95%	14.89

Gotham Short Strategies Fund
Actual	$1,000.00	$965.90	1.35%	$6.65
Hypothetical (5% return before expenses)	1,000.00	1,018.30	1.35%	6.83

Gotham Master Neutral Fund
Actual	$1,000.00	$1,005.90	0.15%	$0.73
Hypothetical (5% return before expenses)	1,000.00	1,024.34	0.15%	0.74

Gotham ESG Large Value Fund
Actual	$1,000.00	$1,058.20	0.75%	$3.87
Hypothetical (5% return before expenses)	1,000.00	1,021.31	0.75%	3.80

*

Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings, except for the Gotham ESG Large Value Fund which does not short securities or use leverage.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended September 30, 2019, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	12.4%	$2,020,445
Retailing	9.8	1,599,802
Software & Services	9.7	1,584,977
Pharmaceuticals, Biotechnology & Life Sciences	7.4	1,210,513
Food, Beverage & Tobacco	6.7	1,093,177
Health Care Equipment & Services	5.9	965,764
Technology Hardware & Equipment	5.4	874,647
Diversified Financials	5.4	874,391
Energy	4.3	707,753
Transportation	3.9	632,158
Telecommunication Services	3.5	567,970
Materials	3.4	553,965
Media & Entertainment	3.2	528,542
Insurance	3.2	514,911
Semiconductors & Semiconductor Equipment	2.7	440,236
Real Estate	1.7	277,051
Food & Staples Retailing	1.4	228,265
Consumer Services	1.2	188,777
Consumer Durables & Apparel	1.2	186,618
Utilities	0.9	150,221
Household & Personal Products	0.9	145,644
Commercial & Professional Services	0.5	81,106
Automobiles & Components	0.4	68,474

Total Common Stocks	95.1	15,495,407

Other Assets in Excess of Liabilities	4.9	804,383

NET ASSETS	100.0%	$16,299,790

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	10.7%	$273,021
Capital Goods	10.1	259,291
Software & Services	9.7	249,670
Retailing	8.9	227,057
Food, Beverage & Tobacco	8.6	220,838
Technology Hardware & Equipment	7.6	195,918
Diversified Financials	7.1	180,742
Health Care Equipment & Services	6.3	161,609
Energy	6.2	158,780
Materials	5.7	146,971
Transportation	4.5	115,361
Telecommunication Services	4.1	105,480
Food & Staples Retailing	3.7	94,421
Media & Entertainment	3.4	87,769
Insurance	2.8	70,569
Household & Personal Products	2.3	58,857
Semiconductors & Semiconductor Equipment	2.2	56,242
Utilities	1.8	46,390
Real Estate	1.5	37,939
Consumer Services	1.3	34,015
Consumer Durables & Apparel	1.2	29,454
Commercial & Professional Services	0.9	24,017
Automobiles & Components	0.8	20,052

Total Long Positions	111.4	2,854,463

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.2)%	$(5,348)
Automobiles & Components	(0.2)	(5,595)
Commercial & Professional Services	(0.4)	(9,164)
Consumer Services	(0.6)	(16,091)
Technology Hardware & Equipment	(0.7)	(18,538)
Transportation	(0.8)	(20,698)
Consumer Durables & Apparel	(1.0)	(26,359)
Insurance	(1.1)	(26,956)
Diversified Financials	(1.5)	(37,349)
Banks	(1.5)	(37,371)
Retailing	(1.5)	(39,005)
Food, Beverage & Tobacco	(1.5)	(39,401)
Media & Entertainment	(1.6)	(40,354)
Real Estate	(2.3)	(59,922)
Software & Services	(2.7)	(67,662)
Pharmaceuticals, Biotechnology & Life Sciences	(3.0)	(76,598)
Materials	(3.4)	(88,014)
Semiconductors & Semiconductor Equipment	(3.8)	(98,137)
Energy	(4.1)	(104,321)
Capital Goods	(5.5)	(140,767)
Health Care Equipment & Services	(6.1)	(157,162)
Utilities	(7.1)	(182,484)

Total Short Positions	(50.6)	(1,297,296)

Other Assets in Excess of Liabilities	39.2	1,004,652

NET ASSETS	100.0%	$2,561,819

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	14.2%	$3,964,966
Retailing	12.0	3,345,909
Software & Services	10.7	2,979,917
Pharmaceuticals, Biotechnology & Life Sciences	8.3	2,303,720
Food, Beverage & Tobacco	6.3	1,758,940
Health Care Equipment & Services	6.0	1,668,346
Technology Hardware & Equipment	5.8	1,620,101
Telecommunication Services	4.3	1,206,991
Diversified Financials	3.8	1,068,281
Semiconductors & Semiconductor Equipment	3.6	998,247
Energy	3.5	970,958
Insurance	3.3	933,273
Media & Entertainment	3.3	923,116
Transportation	1.8	492,063
Materials	1.7	460,319
Real Estate	1.5	411,071
Consumer Durables & Apparel	1.4	383,062
Food & Staples Retailing	1.2	345,765
Consumer Services	0.8	232,418
Household & Personal Products	0.7	204,818
Utilities	0.6	180,137
Automobiles & Components	0.3	78,931
Commercial & Professional Services	0.2	47,336

Total Common Stocks	95.3	26,578,685

Other Assets in Excess of Liabilities	4.7	1,320,990

NET ASSETS	100.0%	$27,899,675

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	11.7%	$1,091,189
Pharmaceuticals, Biotechnology & Life Sciences	11.2	1,042,924
Food, Beverage & Tobacco	10.7	999,796
Software & Services	9.8	910,745
Retailing	9.3	872,113
Technology Hardware & Equipment	8.0	746,116
Health Care Equipment & Services	6.7	628,110
Diversified Financials	6.7	627,325
Energy	5.9	547,335
Materials	5.8	546,225
Telecommunication Services	4.7	439,652
Food & Staples Retailing	4.4	407,686
Transportation	4.0	370,305
Insurance	3.7	341,877
Media & Entertainment	3.4	321,611
Real Estate	3.1	286,673
Semiconductors & Semiconductor Equipment	2.8	260,622
Household & Personal Products	2.5	233,677
Utilities	2.3	216,034
Consumer Services	1.5	139,556
Commercial & Professional Services	1.3	119,604
Consumer Durables & Apparel	1.1	103,012
Automobiles & Components	0.8	79,005

Total Long Positions	121.4	11,331,192

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Automobiles & Components	(0.4)%	$(40,038)
Household & Personal Products	(0.4)	(41,262)
Commercial & Professional Services	(0.6)	(57,605)
Consumer Services	(1.4)	(135,045)
Technology Hardware & Equipment	(1.5)	(136,579)
Transportation	(1.6)	(149,692)
Insurance	(2.1)	(191,531)
Consumer Durables & Apparel	(2.2)	(202,961)
Retailing	(2.3)	(218,915)
Real Estate	(2.7)	(250,579)
Banks	(2.9)	(267,688)
Food, Beverage & Tobacco	(3.0)	(275,874)
Diversified Financials	(3.2)	(296,801)
Media & Entertainment	(3.7)	(346,488)
Software & Services	(5.9)	(553,253)
Pharmaceuticals, Biotechnology & Life Sciences	(6.2)	(579,269)
Materials	(6.7)	(621,510)
Semiconductors & Semiconductor Equipment	(7.2)	(675,580)
Energy	(7.7)	(718,636)
Capital Goods	(9.6)	(897,226)
Utilities	(12.3)	(1,145,615)
Health Care Equipment & Services	(12.7)	(1,186,862)

Total Short Positions	(96.3)	(8,989,009)

Other Assets in Excess of Liabilities	74.9	6,993,425

NET ASSETS	100.0%	$9,335,608

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	16.5%	$483,186
Pharmaceuticals, Biotechnology & Life Sciences	13.6	396,917
Capital Goods	13.4	393,659
Retailing	11.3	332,323
Technology Hardware & Equipment	11.3	329,877
Diversified Financials	9.7	283,899
Food, Beverage & Tobacco	9.1	266,555
Media & Entertainment	8.4	246,655
Health Care Equipment & Services	8.4	245,988
Energy	7.7	226,099
Materials	6.5	189,523
Transportation	5.5	160,279
Telecommunication Services	5.0	147,095
Food & Staples Retailing	4.8	139,379
Insurance	4.1	119,395
Semiconductors & Semiconductor Equipment	3.9	113,385
Household & Personal Products	2.4	69,788
Banks	2.3	66,459
Consumer Services	2.1	60,677
Real Estate	1.8	53,158
Utilities	1.6	46,771
Consumer Durables & Apparel	1.5	44,508
Commercial & Professional Services	1.2	36,551
Automobiles & Components	1.1	32,677

Total Long Positions	153.2	4,484,803

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.4)%	$(11,096)
Automobiles & Components	(0.4)	(12,501)
Commercial & Professional Services	(0.7)	(20,940)
Insurance	(0.9)	(26,843)
Technology Hardware & Equipment	(1.2)	(34,610)
Consumer Services	(1.2)	(36,782)
Consumer Durables & Apparel	(1.4)	(40,448)
Transportation	(1.4)	(40,492)
Banks	(2.0)	(60,131)
Media & Entertainment	(2.7)	(79,117)
Retailing	(2.9)	(84,231)
Diversified Financials	(3.1)	(89,623)
Food, Beverage & Tobacco	(3.5)	(102,198)
Software & Services	(4.5)	(131,798)
Pharmaceuticals, Biotechnology & Life Sciences	(5.6)	(163,438)
Semiconductors & Semiconductor Equipment	(6.1)	(177,447)
Real Estate	(6.4)	(186,325)
Materials	(6.5)	(190,759)
Energy	(6.6)	(193,550)
Capital Goods	(8.9)	(261,255)
Health Care Equipment & Services	(11.9)	(348,718)
Utilities	(14.4)	(421,275)

Total Short Positions	(92.7)	(2,713,577)

Other Assets in Excess of Liabilities	39.5	1,156,622

NET ASSETS	100.0%	$2,927,848

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	11.2%	$288,180
Pharmaceuticals, Biotechnology & Life Sciences	8.3	215,769
Capital Goods	7.9	204,463
Technology Hardware & Equipment	7.4	190,108
Retailing	7.3	189,063
Media & Entertainment	6.6	170,016
Diversified Financials	6.2	160,242
Food, Beverage & Tobacco	5.7	146,401
Health Care Equipment & Services	5.3	136,457
Energy	4.4	112,619
Materials	3.6	93,408
Transportation	3.3	85,003
Telecommunication Services	3.3	84,703
Food & Staples Retailing	3.0	78,798
Insurance	2.5	65,297
Semiconductors & Semiconductor Equipment	2.5	64,186
Banks	2.5	64,176
Household & Personal Products	1.8	45,542
Consumer Services	1.7	43,738
Real Estate	1.4	36,051
Utilities	1.0	25,519
Consumer Durables & Apparel	0.9	24,676
Commercial & Professional Services	0.9	23,133
Automobiles & Components	0.7	17,956

Total Long Positions	99.4	2,565,504

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.1)%	$(1,860)
Automobiles & Components	(0.2)	(4,808)
Insurance	(0.3)	(6,562)
Commercial & Professional Services	(0.3)	(7,972)
Technology Hardware & Equipment	(0.5)	(12,465)
Transportation	(0.5)	(13,645)
Consumer Services	(0.5)	(13,924)
Consumer Durables & Apparel	(0.5)	(14,130)
Banks	(0.9)	(22,979)
Diversified Financials	(1.0)	(24,883)
Media & Entertainment	(1.1)	(27,433)
Retailing	(1.2)	(31,247)
Food, Beverage & Tobacco	(1.5)	(39,781)
Software & Services	(1.7)	(44,067)
Pharmaceuticals, Biotechnology & Life Sciences	(2.0)	(52,092)
Semiconductors & Semiconductor Equipment	(2.3)	(59,017)
Real Estate	(2.5)	(64,788)
Materials	(2.8)	(73,058)
Energy	(2.9)	(74,013)
Capital Goods	(4.4)	(112,873)
Health Care Equipment & Services	(5.1)	(131,074)
Utilities	(6.3)	(162,666)

Total Short Positions	(38.6)	(995,337)

Other Assets in Excess of Liabilities	39.2	1,012,020

NET ASSETS	100.0%	$2,582,187

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Defensive Long Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	16.5%	$417,391
Pharmaceuticals, Biotechnology & Life Sciences	15.7	397,764
Software & Services	15.5	390,560
Food, Beverage & Tobacco	15.2	384,933
Health Care Equipment & Services	14.7	371,722
Retailing	11.7	294,215
Materials	10.1	254,845
Energy	10.1	254,315
Technology Hardware & Equipment	9.3	235,576
Transportation	7.0	177,326
Consumer Services	6.9	174,221
Media & Entertainment	6.4	162,592
Household & Personal Products	5.9	148,466
Food & Staples Retailing	5.3	133,123
Consumer Durables & Apparel	5.0	126,282
Telecommunication Services	4.3	109,155
Utilities	4.1	103,848
Semiconductors & Semiconductor Equipment	4.0	99,739
Commercial & Professional Services	3.7	93,156
Automobiles & Components	1.6	41,049

Total Long Positions	173.0	4,370,278

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.2)%	$(6,288)
Food & Staples Retailing	(0.5)	(11,553)
Household & Personal Products	(0.7)	(17,737)
Food, Beverage & Tobacco	(1.6)	(41,398)
Utilities	(1.8)	(44,434)
Commercial & Professional Services	(1.8)	(45,858)
Transportation	(1.8)	(46,646)
Media & Entertainment	(2.0)	(51,384)
Automobiles & Components	(2.4)	(60,382)
Consumer Services	(2.6)	(66,016)
Retailing	(3.2)	(81,009)
Consumer Durables & Apparel	(3.3)	(82,346)
Health Care Equipment & Services	(4.8)	(120,364)
Technology Hardware & Equipment	(4.8)	(121,160)
Pharmaceuticals, Biotechnology & Life Sciences	(5.0)	(126,515)
Semiconductors & Semiconductor Equipment	(5.7)	(142,836)
Energy	(6.9)	(173,766)
Software & Services	(8.1)	(205,416)
Materials	(8.7)	(219,475)
Capital Goods	(8.8)	(221,822)

Total Short Positions	(74.7)	(1,886,405)

Other Assets in Excess of Liabilities	1.7	42,384

NET ASSETS	100.0%	$2,526,257

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Defensive Long 500 Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	8.4%	$4,977,316
Food, Beverage & Tobacco	8.0	4,763,182
Retailing	7.5	4,468,216
Software & Services	7.2	4,248,909
Pharmaceuticals, Biotechnology & Life Sciences	6.9	4,081,643
Health Care Equipment & Services	6.2	3,655,898
Energy	5.2	3,089,189
Technology Hardware & Equipment	5.0	2,957,156
Telecommunication Services	4.9	2,934,168
Diversified Financials	4.4	2,607,127
Transportation	4.3	2,537,015
Food & Staples Retailing	4.0	2,395,555
Media & Entertainment	4.0	2,371,922
Materials	3.9	2,343,089
Real Estate	3.4	1,995,728
Insurance	3.2	1,896,593
Household & Personal Products	2.0	1,201,974
Consumer Services	1.7	1,009,418
Utilities	1.5	878,477
Semiconductors & Semiconductor Equipment	1.1	626,171
Automobiles & Components	0.8	465,612
Consumer Durables & Apparel	0.7	442,401
Commercial & Professional Services	0.5	327,824
Banks	0.3	158,328

Total Common Stocks	95.1	56,432,911

Other Assets in Excess of Liabilities	4.9	2,934,860

NET ASSETS	100.0%	$59,367,771

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Short Strategies Fund

	% of Net Assets	Value
COMMON STOCKS:
Software & Services	13.1%	$4,211,109
Pharmaceuticals, Biotechnology & Life Sciences	11.3	3,634,974
Health Care Equipment & Services	9.2	2,953,731
Energy	8.1	2,596,478
Capital Goods	7.5	2,400,857
Semiconductors & Semiconductor Equipment	6.8	2,174,747
Materials	5.9	1,893,362
Technology Hardware & Equipment	5.9	1,881,807
Consumer Durables & Apparel	4.7	1,494,286
Consumer Services	4.0	1,271,538
Media & Entertainment	3.8	1,206,627
Retailing	3.7	1,200,894
Transportation	3.6	1,167,901
Commercial & Professional Services	2.7	865,496
Food, Beverage & Tobacco	2.4	780,679
Household & Personal Products	1.9	597,344
Utilities	1.0	312,301
Telecommunication Services	0.7	213,001
Automobiles & Components	0.6	201,587
Food & Staples Retailing	0.4	142,253

Total Common Stocks	97.3	31,200,972

Other Assets in Excess of Liabilities	2.7	874,597

NET ASSETS	100.0%	$32,075,569

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Master Neutral Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	3.8%	$726,158
Software & Services	3.2	608,656
Pharmaceuticals, Biotechnology & Life Sciences	2.7	524,859
Health Care Equipment & Services	1.9	366,107
Technology Hardware & Equipment	1.8	353,133
Energy	1.8	340,250
Materials	1.8	337,682
Semiconductors & Semiconductor Equipment	1.7	321,851
Media & Entertainment	1.5	284,230
Consumer Durables & Apparel	1.4	279,409
Consumer Services	1.4	270,577
Transportation	1.2	240,811
Commercial & Professional Services	1.0	200,361
Retailing	1.0	195,800
Food, Beverage & Tobacco	0.7	141,411
Household & Personal Products	0.6	112,185
Utilities	0.5	93,316
Automobiles & Components	0.2	41,186
Food & Staples Retailing	0.2	34,606
Telecommunication Services	0.1	23,915
Affiliated Equity Registered Investment Companies	61.7	11,921,714
U.S. Treasury Obligations	1.0	197,977

Total Long Positions	91.2	17,616,194

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.3)%	$(49,376)
Telecommunication Services	(0.3)	(57,253)
Food & Staples Retailing	(0.4)	(81,259)
Transportation	(0.5)	(92,179)
Commercial & Professional Services	(0.5)	(102,401)
Media & Entertainment	(0.6)	(116,019)
Consumer Services	(0.8)	(157,251)
Automobiles & Components	(0.9)	(169,712)
Food, Beverage & Tobacco	(1.1)	(204,395)
Retailing	(1.4)	(270,307)
Technology Hardware & Equipment	(1.5)	(291,928)
Consumer Durables & Apparel	(1.5)	(293,103)
Energy	(1.5)	(296,102)
Semiconductors & Semiconductor Equipment	(1.6)	(305,723)
Health Care Equipment & Services	(2.1)	(401,164)
Utilities	(2.2)	(425,208)
Pharmaceuticals, Biotechnology & Life Sciences	(2.2)	(428,584)
Materials	(2.6)	(512,413)
Software & Services	(2.9)	(560,388)
Capital Goods	(3.5)	(676,458)

Total Short Positions	(28.4)	(5,491,223)

Other Assets in Excess of Liabilities	37.2	7,188,426

NET ASSETS	100.0%	$19,313,397

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham ESG Large Value Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	10.3%	$125,020
Software & Services	9.3	113,791
Technology Hardware & Equipment	8.9	108,042
Retailing	8.5	104,087
Diversified Financials	7.2	87,123
Pharmaceuticals, Biotechnology & Life Sciences	6.1	74,360
Materials	5.4	66,190
Health Care Equipment & Services	4.7	56,958
Banks	4.5	54,850
Transportation	4.2	51,578
Energy	4.2	50,811
Food, Beverage & Tobacco	3.8	45,944
Media & Entertainment	3.8	45,915
Insurance	3.8	45,806
Semiconductors & Semiconductor Equipment	3.7	45,630
Real Estate	2.3	27,419
Telecommunication Services	2.1	25,877
Food & Staples Retailing	2.1	25,704
Consumer Durables & Apparel	1.8	22,006
Consumer Services	1.6	19,815
Automobiles & Components	1.2	14,006
Household & Personal Products	0.8	9,956
Commercial & Professional Services	0.5	6,075
Utilities	0.4	5,208

Total Common Stocks	101.2	1,232,171

Liabilities in Excess of Other Assets	(1.2)	(14,633)

NET ASSETS	100.0%	$1,217,538

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — 95.1%
Automobiles & Components — 0.4%
BorgWarner, Inc.(a)	307	$11,261
Ford Motor Co.(a)	6,246	57,213

		68,474

Capital Goods — 12.4%
3M Co.(a)	998	164,071
Cummins, Inc.	733	119,237
Dover Corp.	46	4,580
Eaton Corp. PLC (Ireland)	1,964	163,307
Emerson Electric Co.	2,177	145,554
Honeywell International, Inc.	1,147	194,072
Illinois Tool Works, Inc.(a)	771	120,654
Ingersoll-Rand PLC (Ireland)	1,121	138,118
Jacobs Engineering Group, Inc.(a)	596	54,534
Johnson Controls International PLC (Ireland)	3,868	169,767
L3Harris Technologies, Inc.(a)	454	94,723
Lockheed Martin Corp.(a)	1,150	448,569
Masco Corp.	203	8,461
Parker-Hannifin Corp.(a)	564	101,864
Snap-on, Inc.(a)	35	5,479
United Rentals, Inc.(a)*	131	16,328
United Technologies Corp.(a)	521	71,127

		2,020,445

Commercial & Professional Services — 0.5%
Cintas Corp.	50	13,405
Republic Services, Inc.	516	44,660
Robert Half International, Inc.	9	501
Waste Management, Inc.	196	22,540

		81,106

Consumer Durables & Apparel — 1.2%
Garmin Ltd. (Switzerland)	120	10,163
Mohawk Industries, Inc.(a)*	10	1,241
PVH Corp.(a)	7	618
Ralph Lauren Corp.(a)	233	22,245
VF Corp.(a)	1,712	152,351

		186,618

Consumer Services — 1.2%
Carnival Corp. (Panama)	830	36,279
Hilton Worldwide Holdings, Inc.	13	1,210
McDonald’s Corp.	49	10,521
Yum! Brands, Inc.	1,241	140,767

		188,777

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 5.4%
American Express Co.	915	$108,226
Berkshire Hathaway, Inc., Class B*	5	1,040
BlackRock, Inc.(a)	606	270,058
Discover Financial Services	1,435	116,364
Franklin Resources, Inc.	35	1,010
Goldman Sachs Group, Inc. (The)	65	13,470
Intercontinental Exchange, Inc.	141	13,010
Moody’s Corp.(a)	298	61,039
Nasdaq, Inc.(a)	634	62,988
S&P Global, Inc.(a)	870	213,133
T Rowe Price Group, Inc.	123	14,053

		874,391

Energy — 4.3%
Cabot Oil & Gas Corp.	57	1,002
Chevron Corp.	2,367	280,726
ConocoPhillips	110	6,268
Devon Energy Corp.	56	1,347
Helmerich & Payne, Inc.	5	200
HollyFrontier Corp.	11	590
Kinder Morgan, Inc.(a)	4,900	100,989
Marathon Petroleum Corp.(a)	1,656	100,602
Occidental Petroleum Corp.(a)	2,346	104,327
TechnipFMC PLC (United Kingdom)	1,361	32,855
Valero Energy Corp.(a)	925	78,847

		707,753

Food & Staples Retailing — 1.4%
Kroger Co. (The)(a)	84	2,166
Sysco Corp.	332	26,361
Walmart, Inc.	1,683	199,738

		228,265

Food, Beverage & Tobacco — 6.7%
Altria Group, Inc.	162	6,626
Campbell Soup Co.	318	14,921
Coca-Cola Co. (The)(a)	1,141	62,116
Conagra Brands, Inc.(a)	2,142	65,717
General Mills, Inc.(a)	2,708	149,265
Hershey Co. (The)	914	141,661
JM Smucker Co. (The)	26	2,861
Kellogg Co.(a)	747	48,069
Kraft Heinz Co. (The)	190	5,308
McCormick & Co., Inc., non-voting shares(a)	335	52,360
Mondelez International, Inc., Class A	3,432	189,858

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.	1,312	$179,875
Philip Morris International, Inc.	2,276	172,817
Tyson Foods, Inc., Class A(a)	20	1,723

		1,093,177

Health Care Equipment & Services — 5.9%
AmerisourceBergen Corp.(a)	547	45,035
Anthem, Inc.(a)	133	31,933
Cardinal Health, Inc.(a)	920	43,415
Centene Corp.*	31	1,341
CVS Health Corp.(a)	5,715	360,445
DaVita, Inc.(a)*	724	41,319
Henry Schein, Inc.(a)*	642	40,767
Humana, Inc.(a)	218	55,736
McKesson Corp.(a)	738	100,855
Medtronic PLC (Ireland)	451	48,988
Quest Diagnostics, Inc.(a)	584	62,506
UnitedHealth Group, Inc.(a)	462	100,402
Universal Health Services, Inc., Class B(a)	222	33,022

		965,764

Household & Personal Products — 0.9%
Church & Dwight Co., Inc.	1	75
Colgate-Palmolive Co.(a)	841	61,822
Kimberly-Clark Corp.	143	20,313
Procter & Gamble Co. (The)(a)	510	63,434

		145,644

Insurance — 3.2%
Aflac, Inc.	692	36,205
Allstate Corp. (The)(a)	544	59,122
Arthur J Gallagher & Co.(a)	807	72,283
Assurant, Inc.(a)	222	27,932
Chubb Ltd. (Switzerland)	46	7,426
Cincinnati Financial Corp.(a)	718	83,769
Globe Life, Inc.	27	2,586
Hartford Financial Services Group, Inc. (The)(a)	907	54,973
Marsh & McLennan Cos., Inc.	1,386	138,669
Progressive Corp. (The)	69	5,330
Travelers Cos., Inc. (The)	179	26,616

		514,911

Materials — 3.4%
Avery Dennison Corp.(a)	397	45,087
CF Industries Holdings, Inc.(a)	735	36,162

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Dow, Inc.	490	$23,348
DuPont de Nemours, Inc.	672	47,920
FMC Corp.(a)	523	45,857
International Paper Co.	44	1,840
Linde PLC (Ireland)	1,308	253,386
Packaging Corp. of America(a)	429	45,517
Sealed Air Corp.	589	24,449
Westrock Co.	834	30,399

		553,965

Media & Entertainment — 3.2%
CBS Corp., Class B, non-voting shares	28	1,130
Charter Communications, Inc., Class A(a)*	343	141,357
Comcast Corp., Class A(a)	5,947	268,091
DISH Network Corp., Class A(a)*	1,751	59,657
Fox Corp., Class A	40	1,261
Omnicom Group, Inc.(a)	708	55,436
Viacom, Inc., Class B	67	1,610

		528,542

Pharmaceuticals, Biotechnology & Life Sciences — 7.4%
Alexion Pharmaceuticals, Inc.*	4	392
Bristol-Myers Squibb Co.	6,175	313,134
Celgene Corp.(a)*	3,187	316,469
Eli Lilly & Co.	24	2,684
Gilead Sciences, Inc.(a)	2,995	189,823
Johnson & Johnson	206	26,652
Merck & Co., Inc.(a)	3,897	328,049
Perrigo Co. PLC (Ireland)	596	33,310

		1,210,513

Real Estate — 1.7%
Alexandria Real Estate Equities, Inc., REIT	56	8,626
Duke Realty Corp., REIT(a)	46	1,563
Equity Residential, REIT	351	30,277
Extra Space Storage, Inc., REIT	63	7,360
Prologis, Inc., REIT(a)	824	70,221
Realty Income Corp., REIT(a)	741	56,820
UDR, Inc., REIT(a)	567	27,488
Welltower, Inc., REIT(a)	824	74,696

		277,051

Retailing — 9.8%
AutoZone, Inc.*	103	111,716

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)

Retailing — (Continued)
Best Buy Co., Inc.	35	$2,415
Dollar General Corp.	911	144,794
eBay, Inc.(a)	4,391	171,161
Home Depot, Inc. (The)(a)	2,131	494,435
Kohl’s Corp.	20	993
LKQ Corp.*	62	1,950
Lowe’s Cos., Inc.(a)	2,639	290,184
Ross Stores, Inc.	150	16,478
Target Corp.(a)	2,276	243,327
TJX Cos., Inc. (The)	2,195	122,349

		1,599,802

Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials, Inc.(a)	4,402	219,660
Lam Research Corp.(a)	731	168,941
Qorvo, Inc.*	408	30,249
Xilinx, Inc.	223	21,386

		440,236

Software & Services — 9.7%
Accenture PLC, Class A (Ireland)	2,092	402,396
Automatic Data Processing, Inc.(a)	453	73,123
Broadridge Financial Solutions, Inc.	230	28,619
FleetCor Technologies, Inc.(a)*	317	90,909
International Business Machines Corp.(a)	3,360	488,611
Intuit, Inc.(a)	259	68,878
Leidos Holdings, Inc.(a)	633	54,362
Oracle Corp.(a)	1,614	88,818
Paychex, Inc.	1,543	127,714
PayPal Holdings, Inc.*	1,107	114,674
Western Union Co. (The)(a)	2,023	46,873

		1,584,977

Technology Hardware & Equipment — 5.4%
Amphenol Corp., Class A	86	8,299
Apple, Inc.(a)	2,097	469,665
CDW Corp.	271	33,398
Cisco Systems, Inc.	2,238	110,580
F5 Networks, Inc.(a)*	11	1,545
Hewlett Packard Enterprise Co.(a)	3,599	54,597
Juniper Networks, Inc.	83	2,054
Motorola Solutions, Inc.(a)	297	50,612
NetApp, Inc.	17	893
Seagate Technology PLC (Ireland)	41	2,205
TE Connectivity Ltd. (Switzerland)	1,469	136,881

	Number of Shares	Value
COMMON STOCKS — (Continued)

Technology Hardware & Equipment — (Continued)
Xerox Holdings Corp.	131	$3,918

		874,647

Telecommunication Services — 3.5%
AT&T, Inc.(a)	12,574	475,800
Verizon Communications, Inc.(a)	1,527	92,170

		567,970

Transportation — 3.9%
Alaska Air Group, Inc.	543	35,246
CH Robinson Worldwide, Inc.(a)	160	13,565
CSX Corp.	1,970	136,462
Delta Air Lines, Inc.(a)	2,257	130,003
Expeditors International of Washington, Inc.(a)	748	55,569
Kansas City Southern	26	3,458
Norfolk Southern Corp.	266	47,790
Southwest Airlines Co.	1,853	100,081
Union Pacific Corp.(a)	679	109,984

		632,158

Utilities — 0.9%
CMS Energy Corp.(a)	1,163	74,374
Public Service Enterprise Group, Inc.	342	21,231
Sempra Energy	370	54,616

		150,221

TOTAL COMMON STOCKS (Cost $13,550,424)		15,495,407

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%		804,383

NET ASSETS - 100.0%		$16,299,790

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Over-the-counter total return swaps outstanding as of September 30, 2019.

The Fund maintains a basket of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The basket matures on September 6, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 35.1% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of September 30, 2019:

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long

Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	58	$2,116	$2,127	$(1,375)
Ford Motor Co.	Morgan Stanley	11,444	108,097	104,827	(3,435)

		11,502	110,213	106,954	(4,810)

Capital Goods
3M Co.	Morgan Stanley	44	7,266	7,234	(62)
Honeywell International, Inc.	Morgan Stanley	622	104,302	105,242	1,080
Illinois Tool Works, Inc.	Morgan Stanley	179	27,984	28,012	(2,103)
Jacobs Engineering Group, Inc.	Morgan Stanley	7	637	640	(88)
L3Harris Technologies, Inc.	Morgan Stanley	71	14,761	14,813	(139)
Lockheed Martin Corp.	Morgan Stanley	36	14,081	14,042	(1,196)
Parker-Hannifin Corp.	Morgan Stanley	5	895	903	(171)
Snap-on, Inc.	Morgan Stanley	210	33,075	32,873	(159)
United Rentals, Inc.	Morgan Stanley	212	24,820	26,424	1,512

		1,386	227,821	230,183	(1,326)

Commercial & Professional Services
Cintas Corp.	Morgan Stanley	39	10,400	10,456	(4,481)
Republic Services, Inc.	Morgan Stanley	906	77,162	78,414	1,543
Robert Half International, Inc.	Morgan Stanley	545	30,690	30,335	(316)
Waste Management, Inc.	Morgan Stanley	1	112	115	3

		1,491	118,364	119,320	(3,251)

Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	Morgan Stanley	1	85	85	(1)
Mohawk Industries, Inc.	Morgan Stanley	200	23,762	24,814	1,162
PVH Corp.	Morgan Stanley	320	27,325	28,234	944
Ralph Lauren Corp.	Morgan Stanley	109	10,305	10,406	94

		630	61,477	63,539	2,199

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	1,264	55,279	55,249	(55,239)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	7	647	652	(641)
McDonald’s Corp.	Morgan Stanley	35	7,369	7,515	155

		1,306	63,295	63,416	(55,725)

Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	246	19,343	20,504	1,186
Berkshire Hathaway, Inc., Class B	Morgan Stanley	6	1,243	1,248	(410)
BlackRock, Inc.	Morgan Stanley	83	35,975	36,988	611

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials — (continued)
Franklin Resources, Inc.	Morgan Stanley	2,200	$59,256	$63,492	$4,796
Intercontinental Exchange, Inc.	Morgan Stanley	1,769	160,838	163,226	2,500
Invesco Ltd. (Bermuda)	Morgan Stanley	1,876	29,978	31,779	1,839
Moody’s Corp.	Morgan Stanley	541	114,845	110,813	(4,299)
Nasdaq, Inc.	Morgan Stanley	101	10,060	10,034	(212)
S&P Global, Inc.	Morgan Stanley	220	55,042	53,896	(1,570)
T Rowe Price Group, Inc.	Morgan Stanley	983	116,918	112,308	(4,461)

		8,025	603,498	604,288	(20)

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	1,798	31,560	31,591	18
Chevron Corp.	Morgan Stanley	969	114,919	114,923	(680)
ConocoPhillips	Morgan Stanley	4,812	270,645	274,188	3,487
Devon Energy Corp.	Morgan Stanley	2,293	53,542	55,170	1,903
Helmerich & Payne, Inc.	Morgan Stanley	481	18,511	19,274	746
HollyFrontier Corp.	Morgan Stanley	784	39,991	42,054	2,113
Kinder Morgan, Inc.	Morgan Stanley	258	5,332	5,317	(8)
Marathon Petroleum Corp.	Morgan Stanley	528	28,137	32,076	7,689
TechnipFMC PLC (United Kingdom)	Morgan Stanley	575	13,985	13,880	(135)
Valero Energy Corp.	Morgan Stanley	913	71,414	77,824	6,245

		13,411	648,036	666,297	21,378

Food & Staples Retailing
Sysco Corp.	Morgan Stanley	2,041	159,769	162,055	2,489
Walgreens Boots Alliance, Inc.	Morgan Stanley	4,171	227,744	230,698	3,244
Walmart, Inc.	Morgan Stanley	1,012	118,842	120,104	1,413

		7,224	506,355	512,857	7,146

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	8,121	351,902	332,149	(14,853)
Coca-Cola Co. (The)	Morgan Stanley	927	50,300	50,466	(42)
Conagra Brands, Inc.	Morgan Stanley	16	478	491	(109)
JM Smucker Co. (The)	Morgan Stanley	210	22,094	23,104	1,086
Kellogg Co.	Morgan Stanley	765	48,469	49,228	692
Kraft Heinz Co. (The)	Morgan Stanley	5,219	142,410	145,793	3,341
Mondelez International, Inc., Class A	Morgan Stanley	1,129	61,135	62,456	1,721
PepsiCo, Inc.	Morgan Stanley	12	1,627	1,645	21
Philip Morris International, Inc.	Morgan Stanley	321	23,343	24,374	1,600

		16,720	701,758	689,706	(6,543)

Health Care Equipment & Services
AmerisourceBergen Corp.	Morgan Stanley	376	31,493	30,956	(1,408)
Anthem, Inc.	Morgan Stanley	432	107,561	103,723	(9,669)
Cardinal Health, Inc.	Morgan Stanley	448	20,400	21,141	983
Centene Corp.	Morgan Stanley	1,803	82,735	77,998	(4,718)
CVS Health Corp.	Morgan Stanley	45	2,849	2,838	(575)
DaVita, Inc.	Morgan Stanley	6	349	342	(63)
Henry Schein, Inc.	Morgan Stanley	13	803	826	(40)
Humana, Inc.	Morgan Stanley	380	103,921	97,155	(6,681)
McKesson Corp.	Morgan Stanley	82	11,766	11,206	(682)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Medtronic PLC (Ireland)	Morgan Stanley	34	$3,694	$3,693	$(1,073)
Quest Diagnostics, Inc.	Morgan Stanley	14	1,472	1,498	28
UnitedHealth Group, Inc.	Morgan Stanley	53	11,545	11,518	(10,405)
Universal Health Services, Inc., Class B	Morgan Stanley	135	20,451	20,081	(1,232)

		3,821	399,039	382,975	(35,535)

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	1	72	75	3
Colgate-Palmolive Co.	Morgan Stanley	2,757	194,947	202,667	8,019
Kimberly-Clark Corp.	Morgan Stanley	796	105,393	113,072	7,985

		3,554	300,412	315,814	16,007

Insurance
Aflac, Inc.	Morgan Stanley	1,208	62,538	63,203	786
Allstate Corp. (The)	Morgan Stanley	83	8,986	9,020	(493)
Arthur J Gallagher & Co.	Morgan Stanley	17	1,489	1,523	(54)
Assurant, Inc.	Morgan Stanley	49	6,226	6,165	(53)
Chubb Ltd. (Switzerland)	Morgan Stanley	38	6,048	6,135	(216)
Cincinnati Financial Corp.	Morgan Stanley	5	573	583	11
Globe Life, Inc.	Morgan Stanley	13	1,241	1,245	(90)
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	48	2,906	2,909	(355)
Loews Corp.	Morgan Stanley	138	6,801	7,104	338
Progressive Corp. (The)	Morgan Stanley	1	73	77	5
Travelers Cos., Inc. (The)	Morgan Stanley	229	33,513	34,050	579

		1,829	130,394	132,014	458

Materials
CF Industries Holdings, Inc.	Morgan Stanley	235	11,441	11,562	87
Dow, Inc.	Morgan Stanley	2,805	121,420	133,658	12,107
DuPont de Nemours, Inc.	Morgan Stanley	2,642	182,923	188,401	5,357
FMC Corp.	Morgan Stanley	55	4,999	4,822	(148)
International Paper Co.	Morgan Stanley	1,804	71,132	75,443	4,402
Linde PLC (Ireland)	Morgan Stanley	1,025	196,976	198,563	1,257
Westrock Co.	Morgan Stanley	306	10,755	11,154	340

		8,872	599,646	623,603	23,402

Media & Entertainment
CBS Corp., Class B, non-voting shares	Morgan Stanley	1,626	70,914	65,642	(4,973)
Charter Communications, Inc., Class A	Morgan Stanley	25	10,373	10,303	(6,200)
Comcast Corp., Class A	Morgan Stanley	62	2,874	2,795	(76)
Fox Corp., Class A	Morgan Stanley	2,712	92,756	85,523	(7,273)
Omnicom Group, Inc.	Morgan Stanley	257	19,932	20,123	223
Viacom, Inc., Class B	Morgan Stanley	1,722	44,547	41,380	(2,797)

		6,404	241,396	225,766	(21,096)

Pharmaceuticals, Biotechnology & Life Sciences
Alexion Pharmaceuticals, Inc.	Morgan Stanley	3	305	294	(109)
Biogen, Inc.	Morgan Stanley	845	192,342	196,733	4,635
Bristol-Myers Squibb Co.	Morgan Stanley	1,078	52,711	54,665	1,307
Eli Lilly & Co.	Morgan Stanley	12	1,352	1,342	(1,360)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Gilead Sciences, Inc.	Morgan Stanley	234	$15,336	$14,831	$(1,501)
Johnson & Johnson	Morgan Stanley	2,657	343,609	343,763	205
Merck & Co., Inc.	Morgan Stanley	25	2,077	2,104	30
Perrigo Co. PLC (Ireland)	Morgan Stanley	6	327	335	8

		4,860	608,059	614,067	3,215

Real Estate
Duke Realty Corp., REIT	Morgan Stanley	1	32	34	3
Equity Residential, REIT	Morgan Stanley	143	12,155	12,335	276
Extra Space Storage, Inc., REIT	Morgan Stanley	113	13,171	13,201	(188)
Prologis, Inc., REIT	Morgan Stanley	37	3,174	3,153	(3,191)

		294	28,532	28,723	(3,100)

Retailing
Amazon.com, Inc.	Morgan Stanley	4	7,357	6,944	(404)
AutoZone, Inc.	Morgan Stanley	4	4,560	4,338	(215)
Best Buy Co., Inc.	Morgan Stanley	1,135	75,334	78,304	3,561
Dollar General Corp.	Morgan Stanley	229	36,138	36,397	(14)
Kohl’s Corp.	Morgan Stanley	684	33,970	33,967	327
LKQ Corp.	Morgan Stanley	1,312	35,334	41,262	5,879
Lowe’s Cos., Inc.	Morgan Stanley	641	72,385	70,484	(1,919)
Target Corp.	Morgan Stanley	17	1,837	1,817	(338)

		4,026	266,915	273,513	6,877

Semiconductors & Semiconductor Equipment
Qorvo, Inc.	Morgan Stanley	114	8,831	8,452	(442)
Xilinx, Inc.	Morgan Stanley	110	10,843	10,549	(569)

		224	19,674	19,001	(1,011)

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	63	12,137	12,118	(4,426)
Alliance Data Systems Corp.	Morgan Stanley	227	28,593	29,086	529
Automatic Data Processing, Inc.	Morgan Stanley	273	43,609	44,068	697
Broadridge Financial Solutions, Inc.	Morgan Stanley	277	34,364	34,467	22
DXC Technology Co.	Morgan Stanley	1,283	43,789	37,848	(5,885)
FleetCor Technologies, Inc.	Morgan Stanley	44	12,797	12,618	(162)
Intuit, Inc.	Morgan Stanley	62	16,454	16,488	45
Leidos Holdings, Inc.	Morgan Stanley	6	516	515	(86)
Oracle Corp.	Morgan Stanley	7,049	375,711	387,906	12,674
Paychex, Inc.	Morgan Stanley	50	4,099	4,138	(121)

		9,334	572,069	579,252	3,287

Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	12	2,638	2,688	53
CDW Corp.	Morgan Stanley	171	20,629	21,074	(20)
Cisco Systems, Inc.	Morgan Stanley	7,188	351,062	355,159	4,349
F5 Networks, Inc.	Morgan Stanley	256	34,056	35,948	1,794
Hewlett Packard Enterprise Co.	Morgan Stanley	1,287	19,205	19,524	(1,182)
HP, Inc.	Morgan Stanley	7,221	137,781	136,621	(952)
Juniper Networks, Inc.	Morgan Stanley	42	1,003	1,039	133

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Motorola Solutions, Inc.	Morgan Stanley	1	$167	$170	$4
NetApp, Inc.	Morgan Stanley	1,043	54,224	54,768	454
Xerox Holdings Corp.	Morgan Stanley	988	30,450	29,551	(613)

		18,209	651,215	656,542	4,020

Telecommunication Services
CenturyLink, Inc.	Morgan Stanley	4,931	60,215	61,539	1,400
Verizon Communications, Inc.	Morgan Stanley	3,230	193,758	194,963	(552)

		8,161	253,973	256,502	848

Transportation
Alaska Air Group, Inc.	Morgan Stanley	3	195	195	1
CH Robinson Worldwide, Inc.	Morgan Stanley	156	13,283	13,226	(2,068)
CSX Corp.	Morgan Stanley	1,568	105,919	108,615	2,414
Delta Air Lines, Inc.	Morgan Stanley	563	32,842	32,429	(4,751)
Expeditors International of Washington, Inc.	Morgan Stanley	5	364	371	(66)
Kansas City Southern	Morgan Stanley	15	1,994	1,995	(1,855)
Norfolk Southern Corp.	Morgan Stanley	901	157,800	161,874	4,094
Southwest Airlines Co.	Morgan Stanley	530	27,688	28,625	593
Union Pacific Corp.	Morgan Stanley	86	14,255	13,930	(3,569)

		3,827	354,340	361,260	(5,207)

Utilities
CMS Energy Corp.	Morgan Stanley	96	5,918	6,139	100
NRG Energy, Inc.	Morgan Stanley	1,371	52,784	54,292	1,575
Public Service Enterprise Group, Inc.	Morgan Stanley	366	22,418	22,721	(971)
Sempra Energy	Morgan Stanley	845	119,847	124,730	5,546

		2,678	200,967	207,882	6,250

Total Reference Entity — Long			7,667,448	7,733,474	(42,537)

Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(657)	(59,209)	(57,435)	2,002

Banks
Bank of America Corp.	Morgan Stanley	(693)	(20,461)	(20,215)	410
Citigroup, Inc.	Morgan Stanley	(150)	(10,386)	(10,362)	855
Citizens Financial Group, Inc.	Morgan Stanley	(1,175)	(43,241)	(41,560)	1,799
Comerica, Inc.	Morgan Stanley	(384)	(25,207)	(25,340)	(82)
Fifth Third Bancorp	Morgan Stanley	(1,877)	(53,235)	(51,392)	1,555
Huntington Bancshares, Inc.	Morgan Stanley	(2,663)	(39,255)	(38,001)	998
KeyCorp.	Morgan Stanley	(2,574)	(46,887)	(45,920)	1,118
M&T Bank Corp.	Morgan Stanley	(61)	(9,609)	(9,636)	421
People’s United Financial, Inc.	Morgan Stanley	(991)	(15,861)	(15,494)	2,604
PNC Financial Services Group, Inc. (The)	Morgan Stanley	(60)	(8,367)	(8,410)	(52)
Regions Financial Corp.	Morgan Stanley	(2,576)	(42,093)	(40,752)	1,475
SVB Financial Group	Morgan Stanley	(8)	(1,666)	(1,672)	1,660
Wells Fargo & Co.	Morgan Stanley	(2,054)	(100,662)	(103,604)	5,503

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Banks — (continued)
Zions Bancorp NA	Morgan Stanley	(455)	$(20,363)	$(20,257)	$184

		(15,721)	(437,293)	(432,615)	18,448

Capital Goods
A.O. Smith Corp.	Morgan Stanley	(421)	(21,123)	(20,086)	1,073
Allegion PLC (Ireland)	Morgan Stanley	(240)	(24,537)	(24,876)	(249)
Arconic, Inc.	Morgan Stanley	(1,129)	(30,581)	(29,354)	1,314
Boeing Co. (The)	Morgan Stanley	(772)	(293,074)	(293,723)	(817)
Deere & Co.	Morgan Stanley	(808)	(128,105)	(136,293)	(8,371)
Fastenal Co.	Morgan Stanley	(1,472)	(49,012)	(48,090)	1,219
Flowserve Corp.	Morgan Stanley	(335)	(16,246)	(15,648)	574
Fortune Brands Home & Security, Inc.	Morgan Stanley	(359)	(19,544)	(19,637)	5
General Dynamics Corp.	Morgan Stanley	(741)	(140,693)	(135,403)	5,759
General Electric Co.	Morgan Stanley	(22,400)	(209,069)	(200,256)	9,581
Huntington Ingalls Industries, Inc.	Morgan Stanley	(106)	(23,126)	(22,450)	876
Northrop Grumman Corp.	Morgan Stanley	(394)	(144,611)	(147,667)	(3,139)
PACCAR, Inc.	Morgan Stanley	(45)	(3,185)	(3,150)	450
Pentair PLC (Ireland)	Morgan Stanley	(431)	(16,306)	(16,292)	81
Quanta Services, Inc.	Morgan Stanley	(365)	(13,910)	(13,797)	91
Raytheon Co.	Morgan Stanley	(716)	(142,257)	(140,472)	2,492
Stanley Black & Decker, Inc.	Morgan Stanley	(389)	(56,843)	(56,175)	779
Textron, Inc.	Morgan Stanley	(39)	(1,947)	(1,909)	1,212
TransDigm Group, Inc.	Morgan Stanley	(136)	(72,580)	(70,811)	1,727
Wabtec Corp.	Morgan Stanley	(483)	(36,278)	(34,708)	1,765
WW Grainger, Inc.	Morgan Stanley	(141)	(41,419)	(41,898)	(207)
Xylem, Inc.	Morgan Stanley	(462)	(36,339)	(36,784)	(306)

		(32,384)	(1,520,785)	(1,509,479)	15,909

Commercial & Professional Services
Equifax, Inc.	Morgan Stanley	(311)	(43,991)	(43,748)	1,205
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	(912)	(20,476)	(19,380)	1,169
Rollins, Inc.	Morgan Stanley	(865)	(29,877)	(29,471)	389

		(2,088)	(94,344)	(92,599)	2,763

Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	(389)	(12,461)	(12,899)	(380)
DR Horton, Inc.	Morgan Stanley	(995)	(49,513)	(52,446)	(2,962)
Hanesbrands, Inc.	Morgan Stanley	(927)	(14,662)	(14,202)	513
Hasbro, Inc.	Morgan Stanley	(323)	(38,679)	(38,337)	439
Leggett & Platt, Inc.	Morgan Stanley	(337)	(14,187)	(13,797)	464
Newell Brands, Inc.	Morgan Stanley	(1,085)	(20,016)	(20,311)	(231)
NIKE, Inc., Class B	Morgan Stanley	(647)	(59,709)	(60,766)	32,732
NVR, Inc.	Morgan Stanley	(8)	(29,165)	(29,739)	17,732
PulteGroup, Inc.	Morgan Stanley	(720)	(24,936)	(26,316)	(1,474)
Under Armour, Inc., Class C	Morgan Stanley	(1,157)	(22,032)	(20,976)	1,133

		(6,588)	(285,360)	(289,789)	47,966

Consumer Services
Chipotle Mexican Grill, Inc.	Morgan Stanley	(1)	(835)	(840)	830

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
MGM Resorts International	Morgan Stanley	(1,418)	$(41,221)	$(39,307)	$1,891
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(553)	(30,209)	(28,629)	1,666
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(552)	(63,386)	(59,798)	3,121
Wynn Resorts Ltd.	Morgan Stanley	(287)	(33,591)	(31,203)	2,369

		(2,811)	(169,242)	(159,777)	9,877

Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(6)	(874)	(883)	(84)
Bank of New York Mellon Corp. (The)	Morgan Stanley	(1,419)	(66,467)	(64,153)	2,995
Capital One Financial Corp.	Morgan Stanley	(291)	(27,152)	(26,475)	2,213
Cboe Global Markets, Inc.	Morgan Stanley	(294)	(34,898)	(33,784)	1,094
Charles Schwab Corp. (The)	Morgan Stanley	(1,289)	(55,813)	(53,919)	7,434
CME Group, Inc.	Morgan Stanley	(139)	(30,185)	(29,376)	5,658
E*TRADE Financial Corp.	Morgan Stanley	(616)	(27,893)	(26,913)	1,050
Northern Trust Corp.	Morgan Stanley	(243)	(24,031)	(22,677)	1,527
Raymond James Financial, Inc.	Morgan Stanley	(270)	(23,520)	(22,264)	1,190
State Street Corp.	Morgan Stanley	(84)	(4,994)	(4,972)	746

		(4,651)	(295,827)	(285,416)	23,823

Energy
Cimarex Energy Co.	Morgan Stanley	(260)	(12,470)	(12,464)	47
Concho Resources, Inc.	Morgan Stanley	(529)	(38,913)	(35,919)	2,972
Diamondback Energy, Inc.	Morgan Stanley	(420)	(40,604)	(37,762)	2,998
EOG Resources, Inc.	Morgan Stanley	(1,490)	(118,227)	(110,588)	8,091
Exxon Mobil Corp.	Morgan Stanley	(3,771)	(273,760)	(266,270)	7,332
Halliburton Co.	Morgan Stanley	(2,243)	(45,424)	(42,281)	3,306
Hess Corp.	Morgan Stanley	(781)	(49,389)	(47,235)	2,303
Marathon Oil Corp.	Morgan Stanley	(207)	(2,629)	(2,540)	139
National Oilwell Varco, Inc.	Morgan Stanley	(990)	(22,559)	(20,988)	1,644
Noble Energy, Inc.	Morgan Stanley	(1,278)	(32,001)	(28,704)	3,279
ONEOK, Inc.	Morgan Stanley	(1,086)	(78,007)	(80,027)	(2,065)
Phillips 66	Morgan Stanley	(1,151)	(118,312)	(117,862)	897
Pioneer Natural Resources Co.	Morgan Stanley	(430)	(58,235)	(54,081)	3,931
Schlumberger Ltd. (Curacao)	Morgan Stanley	(3,552)	(132,459)	(121,372)	11,558
Williams Cos., Inc. (The)	Morgan Stanley	(3,108)	(76,750)	(74,778)	2,264

		(21,296)	(1,099,739)	(1,052,871)	48,696

Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	Morgan Stanley	(1,433)	(59,618)	(58,853)	1,018
Brown-Forman Corp., Class B	Morgan Stanley	(1,271)	(79,861)	(79,793)	22
Constellation Brands, Inc., Class A	Morgan Stanley	(489)	(99,805)	(101,360)	(1,199)
Hormel Foods Corp.	Morgan Stanley	(1,370)	(58,889)	(59,910)	(748)
Lamb Weston Holdings, Inc.	Morgan Stanley	(370)	(26,662)	(26,906)	(259)
Monster Beverage Corp.	Morgan Stanley	(1,398)	(82,272)	(81,168)	1,349

		(6,331)	(407,107)	(407,990)	183

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	(3,243)	(274,943)	(271,342)	6,126
ABIOMED, Inc.	Morgan Stanley	(118)	(21,996)	(20,991)	993

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Align Technology, Inc.	Morgan Stanley	(204)	$(36,223)	$(36,908)	$(706)
Baxter International, Inc.	Morgan Stanley	(1,309)	(117,065)	(114,498)	3,023
Becton Dickinson and Co.	Morgan Stanley	(692)	(180,990)	(175,048)	6,593
Boston Scientific Corp.	Morgan Stanley	(3,654)	(156,852)	(148,681)	8,081
Cerner Corp.	Morgan Stanley	(842)	(57,140)	(57,399)	(236)
Cooper Cos., Inc. (The)	Morgan Stanley	(127)	(38,287)	(37,719)	546
DENTSPLY SIRONA, Inc.	Morgan Stanley	(575)	(29,775)	(30,653)	(794)
Edwards Lifesciences Corp.	Morgan Stanley	(552)	(124,912)	(121,390)	3,450
HCA Healthcare, Inc.	Morgan Stanley	(876)	(112,908)	(105,488)	7,836
Hologic, Inc.	Morgan Stanley	(683)	(33,958)	(34,485)	(543)
IDEXX Laboratories, Inc.	Morgan Stanley	(228)	(65,771)	(62,000)	3,733
Intuitive Surgical, Inc.	Morgan Stanley	(295)	(154,426)	(159,279)	(4,402)
Laboratory Corp. of America Holdings	Morgan Stanley	(222)	(38,255)	(37,296)	1,080
Stryker Corp.	Morgan Stanley	(347)	(75,530)	(75,056)	8,894
Teleflex, Inc.	Morgan Stanley	(118)	(42,012)	(40,090)	1,898
Varian Medical Systems, Inc.	Morgan Stanley	(233)	(27,352)	(27,748)	(292)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(529)	(73,508)	(72,616)	723

		(14,847)	(1,661,903)	(1,628,687)	46,003

Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	(1,983)	(21,093)	(20,841)	239
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(225)	(44,056)	(44,764)	660

		(2,208)	(65,149)	(65,605)	899

Insurance
Aon PLC (United Kingdom)	Morgan Stanley	(604)	(115,328)	(116,916)	(1,461)
Lincoln National Corp.	Morgan Stanley	(515)	(31,743)	(31,065)	721
MetLife, Inc.	Morgan Stanley	(1,196)	(57,851)	(56,403)	1,484
Principal Financial Group, Inc.	Morgan Stanley	(85)	(4,859)	(4,857)	3,031
Prudential Financial, Inc.	Morgan Stanley	(529)	(47,278)	(47,584)	2,365
Unum Group	Morgan Stanley	(537)	(15,985)	(15,960)	46

		(3,466)	(273,044)	(272,785)	6,186

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(579)	(128,952)	(128,457)	(251)
Albemarle Corp.	Morgan Stanley	(280)	(19,398)	(19,466)	(78)
Celanese Corp.	Morgan Stanley	(42)	(5,212)	(5,136)	2,025
Corteva, Inc.	Morgan Stanley	(1,922)	(57,811)	(53,816)	4,214
Eastman Chemical Co.	Morgan Stanley	(191)	(13,894)	(14,102)	7,043
Ecolab, Inc.	Morgan Stanley	(518)	(102,702)	(102,585)	3,650
Freeport-McMoRan, Inc.	Morgan Stanley	(3,724)	(40,057)	(35,639)	4,510
International Flavors & Fragrances, Inc.	Morgan Stanley	(278)	(35,389)	(34,108)	1,053
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	(950)	(81,983)	(84,996)	(2,703)
Martin Marietta Materials, Inc.	Morgan Stanley	(160)	(41,339)	(43,856)	(2,266)
Mosaic Co. (The)	Morgan Stanley	(990)	(22,370)	(20,295)	2,164
Newmont Goldcorp Corp.	Morgan Stanley	(2,104)	(81,310)	(79,784)	1,790
PPG Industries, Inc.	Morgan Stanley	(606)	(72,308)	(71,817)	805
Sherwin-Williams Co. (The)	Morgan Stanley	(236)	(126,272)	(129,769)	(3,021)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Vulcan Materials Co.	Morgan Stanley	(339)	$(49,214)	$(51,270)	$(1,782)

		(12,919)	(878,211)	(875,096)	17,153

Media & Entertainment
Electronic Arts, Inc.	Morgan Stanley	(681)	(67,189)	(66,615)	632
Netflix, Inc.	Morgan Stanley	(802)	(233,228)	(214,631)	21,930
News Corp., Class A	Morgan Stanley	(1,502)	(21,828)	(20,908)	991
Take-Two Interactive Software, Inc.	Morgan Stanley	(300)	(37,615)	(37,602)	(9)
TripAdvisor, Inc.	Morgan Stanley	(403)	(16,450)	(15,588)	853
Twitter, Inc.	Morgan Stanley	(1,991)	(85,504)	(82,029)	3,796

		(5,679)	(461,814)	(437,373)	28,193

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(475)	(37,003)	(36,399)	504
Illumina, Inc.	Morgan Stanley	(379)	(114,042)	(115,299)	(1,019)
Incyte Corp.	Morgan Stanley	(578)	(44,269)	(42,905)	1,339
IQVIA Holdings, Inc.	Morgan Stanley	(534)	(82,273)	(79,769)	2,457
Mettler-Toledo International, Inc.	Morgan Stanley	(63)	(44,904)	(44,377)	501
Mylan NV (Netherlands)	Morgan Stanley	(1,324)	(28,631)	(26,189)	2,541
Nektar Therapeutics	Morgan Stanley	(449)	(9,016)	(8,179)	869
PerkinElmer, Inc.	Morgan Stanley	(285)	(24,690)	(24,273)	574
Pfizer, Inc.	Morgan Stanley	(3,832)	(141,020)	(137,684)	6,149
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	(44)	(12,564)	(12,206)	582
Thermo Fisher Scientific, Inc.	Morgan Stanley	(540)	(160,293)	(157,286)	4,212
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(658)	(115,379)	(111,478)	4,342

		(9,161)	(814,084)	(796,044)	23,051

Real Estate
American Tower Corp., REIT	Morgan Stanley	(358)	(82,228)	(79,165)	2,676
CBRE Group, Inc., Class A	Morgan Stanley	(863)	(46,572)	(45,748)	1,010
Crown Castle International Corp., REIT	Morgan Stanley	(1,067)	(155,514)	(148,324)	6,554
Digital Realty Trust, Inc., REIT	Morgan Stanley	(398)	(51,059)	(51,664)	(1,119)
Equinix, Inc., REIT	Morgan Stanley	(198)	(107,038)	(114,206)	(5,495)
Iron Mountain, Inc., REIT	Morgan Stanley	(757)	(24,640)	(24,519)	107
Kimco Realty Corp., REIT	Morgan Stanley	(2)	(42)	(42)	42
Regency Centers Corp., REIT	Morgan Stanley	(429)	(29,199)	(29,811)	(491)
SBA Communications Corp., REIT	Morgan Stanley	(293)	(71,539)	(70,657)	840
Simon Property Group, Inc., REIT	Morgan Stanley	(551)	(84,877)	(85,763)	(975)
Vornado Realty Trust, REIT	Morgan Stanley	(110)	(6,943)	(7,004)	(69)
Weyerhaeuser Co., REIT	Morgan Stanley	(1,912)	(52,426)	(52,962)	(344)

		(6,938)	(712,077)	(709,865)	2,736

Retailing
Booking Holdings, Inc.	Morgan Stanley	(41)	(84,620)	(80,467)	4,311
CarMax, Inc.	Morgan Stanley	(171)	(14,762)	(15,048)	1,108
Dollar Tree, Inc.	Morgan Stanley	(530)	(59,637)	(60,505)	8,750
Expedia Group, Inc.	Morgan Stanley	(402)	(53,001)	(54,033)	(794)
Gap, Inc. (The)	Morgan Stanley	(970)	(18,610)	(16,839)	1,846
Genuine Parts Co.	Morgan Stanley	(375)	(36,994)	(37,346)	(274)
Macy’s, Inc.	Morgan Stanley	(792)	(13,541)	(12,308)	1,272

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Nordstrom, Inc.	Morgan Stanley	(54)	$(1,799)	$(1,818)	$1,780
O’Reilly Automotive, Inc.	Morgan Stanley	(197)	(77,036)	(78,506)	(1,116)
Tiffany & Co.	Morgan Stanley	(310)	(30,406)	(28,715)	1,591

		(3,842)	(390,406)	(385,585)	18,474

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(3,045)	(93,037)	(88,275)	4,996
Broadcom, Inc.	Morgan Stanley	(615)	(178,492)	(169,783)	6,998
KLA Corp.	Morgan Stanley	(409)	(61,783)	(65,215)	(3,150)
Maxim Integrated Products, Inc.	Morgan Stanley	(709)	(42,249)	(41,058)	1,167
Microchip Technology, Inc.	Morgan Stanley	(682)	(64,718)	(63,365)	1,593
Micron Technology, Inc.	Morgan Stanley	(2,884)	(142,286)	(123,579)	19,185
NVIDIA Corp.	Morgan Stanley	(1,556)	(280,331)	(270,853)	15,025
Skyworks Solutions, Inc.	Morgan Stanley	(440)	(36,110)	(34,870)	1,376
Texas Instruments, Inc.	Morgan Stanley	(970)	(125,452)	(125,363)	1,045

		(11,310)	(1,024,458)	(982,361)	48,235

Software & Services
Adobe, Inc.	Morgan Stanley	(661)	(183,972)	(182,601)	6,525
Akamai Technologies, Inc.	Morgan Stanley	(423)	(38,754)	(38,654)	78
ANSYS, Inc.	Morgan Stanley	(215)	(46,444)	(47,592)	(955)
Autodesk, Inc.	Morgan Stanley	(563)	(85,823)	(83,155)	3,058
Citrix Systems, Inc.	Morgan Stanley	(289)	(27,733)	(27,894)	(179)
Fidelity National Information Services, Inc.	Morgan Stanley	(308)	(40,905)	(40,890)	1,826
Fiserv, Inc.	Morgan Stanley	(19)	(1,962)	(1,968)	1,955
Fortinet, Inc.	Morgan Stanley	(438)	(34,227)	(33,621)	739
Gartner, Inc.	Morgan Stanley	(232)	(32,094)	(33,174)	(956)
Jack Henry & Associates, Inc.	Morgan Stanley	(198)	(28,777)	(28,902)	3
salesforce.com, Inc.	Morgan Stanley	(1,008)	(154,229)	(149,628)	5,254
Symantec Corp.	Morgan Stanley	(1,669)	(40,834)	(39,438)	1,372
Synopsys, Inc.	Morgan Stanley	(1)	(137)	(137)	137

		(6,024)	(715,891)	(707,654)	18,857

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(203)	(49,358)	(48,501)	5,206
Corning, Inc.	Morgan Stanley	(2,007)	(60,426)	(57,240)	3,409
FLIR Systems, Inc.	Morgan Stanley	(348)	(18,361)	(18,301)	154
IPG Photonics Corp.	Morgan Stanley	(141)	(20,634)	(19,120)	1,502
Western Digital Corp.	Morgan Stanley	(757)	(47,077)	(45,147)	2,140

		(3,456)	(195,856)	(188,309)	12,411

Transportation
American Airlines Group, Inc.	Morgan Stanley	(1,142)	(34,133)	(30,800)	3,448
FedEx Corp.	Morgan Stanley	(669)	(98,537)	(97,386)	1,384
JB Hunt Transport Services, Inc.	Morgan Stanley	(288)	(33,108)	(31,867)	1,222
United Parcel Service, Inc., Class B	Morgan Stanley	(452)	(55,327)	(54,159)	1,146

		(2,551)	(221,105)	(214,212)	7,200

Utilities
Alliant Energy Corp.	Morgan Stanley	(623)	(32,244)	(33,598)	(1,373)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Ameren Corp.	Morgan Stanley	(630)	$(48,299)	$(50,433)	$(2,000)
American Electric Power Co., Inc.	Morgan Stanley	(1,267)	(115,546)	(118,705)	(2,661)
American Water Works Co., Inc.	Morgan Stanley	(463)	(58,158)	(57,518)	731
Atmos Energy Corp.	Morgan Stanley	(303)	(33,104)	(34,509)	(1,309)
CenterPoint Energy, Inc.	Morgan Stanley	(1,289)	(38,495)	(38,902)	(248)
Consolidated Edison, Inc.	Morgan Stanley	(852)	(77,614)	(80,488)	(2,541)
Dominion Energy, Inc.	Morgan Stanley	(2,061)	(161,935)	(167,023)	(4,371)
DTE Energy Co.	Morgan Stanley	(471)	(60,544)	(62,624)	(1,892)
Duke Energy Corp.	Morgan Stanley	(1,868)	(175,497)	(179,066)	(2,903)
Edison International	Morgan Stanley	(836)	(59,419)	(63,051)	(3,874)
Entergy Corp.	Morgan Stanley	(509)	(57,821)	(59,736)	(1,714)
Evergy, Inc.	Morgan Stanley	(605)	(38,893)	(40,269)	(1,198)
Eversource Energy	Morgan Stanley	(830)	(68,390)	(70,940)	(2,767)
Exelon Corp.	Morgan Stanley	(2,493)	(117,922)	(120,437)	(2,049)
FirstEnergy Corp.	Morgan Stanley	(1,366)	(63,831)	(65,882)	(1,798)
NextEra Energy, Inc.	Morgan Stanley	(1,191)	(261,886)	(277,491)	(15,755)
NiSource, Inc.	Morgan Stanley	(959)	(27,889)	(28,693)	(821)
Pinnacle West Capital Corp.	Morgan Stanley	(288)	(26,839)	(27,956)	(938)
PPL Corp.	Morgan Stanley	(1,853)	(57,249)	(58,351)	(881)
Southern Co. (The)	Morgan Stanley	(1,614)	(96,324)	(99,697)	(3,478)
WEC Energy Group, Inc.	Morgan Stanley	(810)	(75,456)	(77,031)	(1,333)
Xcel Energy, Inc.	Morgan Stanley	(1,321)	(84,449)	(85,720)	(1,235)

		(24,502)	(1,837,804)	(1,898,120)	(56,408)

Total Reference Entity — Short			(13,620,708)	(13,449,667)	342,657

Net Value of Reference Entity			$(5,953,260)	$(5,716,193)	$300,120

*	Includes $63,053 related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
LONG POSITIONS — 111.4%
COMMON STOCKS — 111.4%
Automobiles & Components — 0.8%
BorgWarner, Inc.	1	$37
Ford Motor Co.†	2,185	20,015

		20,052

Capital Goods — 10.1%
3M Co.†	103	16,933
Arconic, Inc.	10	260
Cummins, Inc.†	97	15,779
Dover Corp.†	9	896
Eaton Corp. PLC (Ireland)†	258	21,453
Emerson Electric Co.†	197	13,171
Fortune Brands Home & Security, Inc.	4	219
Honeywell International, Inc.†	198	33,502
Illinois Tool Works, Inc.†	100	15,649
Ingersoll-Rand PLC (Ireland)†	148	18,235
Jacobs Engineering Group, Inc.†	75	6,862
Johnson Controls International PLC (Ireland)†	501	21,989
L3Harris Technologies, Inc.†	64	13,353
Lockheed Martin Corp.†	140	54,608
Masco Corp.	9	375
Parker-Hannifin Corp.†	70	12,643
Snap-on, Inc.†(a)	31	4,853
United Rentals, Inc.†*	42	5,235
United Technologies Corp.†	24	3,276

		259,291

Commercial & Professional Services — 0.9%
Cintas Corp.	7	1,877
Republic Services, Inc.†	175	15,146
Robert Half International, Inc.†	74	4,119
Waste Management, Inc.†	25	2,875

		24,017

Consumer Durables & Apparel — 1.2%
Garmin Ltd. (Switzerland)†	11	932
Mohawk Industries, Inc.†*	12	1,489
PVH Corp.†	42	3,706
Ralph Lauren Corp.†(a)	43	4,105
VF Corp.†	216	19,222

		29,454

Consumer Services — 1.3%
Carnival Corp. (Panama)	302	13,200
McDonald’s Corp.†	14	3,006

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.†	157	$17,809

		34,015

Diversified Financials — 7.1%
Affiliated Managers Group, Inc.†	32	2,667
American Express Co.†	73	8,634
BlackRock, Inc.†	84	37,434
Discover Financial Services†	178	14,434
Franklin Resources, Inc.†(a)	314	9,062
Goldman Sachs Group, Inc. (The)†	8	1,658
Intercontinental Exchange, Inc.†	252	23,252
Invesco Ltd. (Bermuda)†(a)	248	4,201
Moody’s Corp.†	103	21,097
Nasdaq, Inc.†	91	9,041
S&P Global, Inc.†	133	32,582
T Rowe Price Group, Inc.†	146	16,680

		180,742

Energy — 6.2%
Cabot Oil & Gas Corp.†	230	4,041
Chevron Corp.†	394	46,728
ConocoPhillips†	619	35,271
Devon Energy Corp.†	306	7,362
Helmerich & Payne, Inc.	60	2,404
HollyFrontier Corp.†	106	5,686
Kinder Morgan, Inc.†	667	13,747
Marathon Petroleum Corp.†	200	12,150
Occidental Petroleum Corp.†	201	8,938
TechnipFMC PLC (United Kingdom)	125	3,018
Valero Energy Corp.†	228	19,435

		158,780

Food & Staples Retailing — 3.7%
Kroger Co. (The)	15	387
Sysco Corp.†	313	24,852
Walgreens Boots Alliance, Inc.†	547	30,255
Walmart, Inc.†	328	38,927

		94,421

Food, Beverage & Tobacco — 8.6%
Altria Group, Inc.†	1,022	41,800
Campbell Soup Co.†	53	2,487
Coca-Cola Co. (The)†	257	13,991
Conagra Brands, Inc.†	267	8,192
General Mills, Inc.†	360	19,843
Hershey Co. (The)†	120	18,599
JM Smucker Co. (The)†	35	3,851

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellogg Co.†	186	$11,969
Kraft Heinz Co. (The)†	545	15,225
McCormick & Co., Inc., non-voting shares†(a)	38	5,939
Mondelez International, Inc., Class A†	560	30,979
PepsiCo, Inc.†	166	22,759
Philip Morris International, Inc.†	324	24,601
Tyson Foods, Inc., Class A†	7	603

		220,838

Health Care Equipment & Services — 6.3%
AmerisourceBergen Corp.†	106	8,727
Anthem, Inc.†	58	13,926
Cardinal Health, Inc.†	180	8,494
Centene Corp.†*	230	9,950
CVS Health Corp.†	723	45,600
DaVita, Inc.†(a)*	91	5,193
Henry Schein, Inc.†(a)*	83	5,270
Humana, Inc.†	74	18,920
Laboratory Corp. of America Holdings†*	2	336
McKesson Corp.†	101	13,803
Medtronic PLC (Ireland)†	58	6,300
Quest Diagnostics, Inc.†	74	7,920
UnitedHealth Group, Inc.†	53	11,518
Universal Health Services, Inc., Class B†	38	5,652

		161,609

Household & Personal Products — 2.3%
Church & Dwight Co., Inc.†	2	150
Colgate-Palmolive Co.†	443	32,565
Kimberly-Clark Corp.†	128	18,182
Procter & Gamble Co. (The)†	64	7,960

		58,857

Insurance — 2.8%
Aflac, Inc.†	196	10,255
Allstate Corp. (The)†	50	5,434
Arthur J Gallagher & Co.†	103	9,226
Assurant, Inc.†	33	4,152
Chubb Ltd. (Switzerland)	7	1,130
Cincinnati Financial Corp.†	91	10,617
Globe Life, Inc.	3	287
Hartford Financial Services Group, Inc. (The)†	107	6,485

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Marsh & McLennan Cos., Inc.†	160	$16,008
Progressive Corp. (The)†	21	1,622
Travelers Cos., Inc. (The)†	36	5,353

		70,569

Materials — 5.7%
Avery Dennison Corp.†	53	6,019
CF Industries Holdings, Inc.†	119	5,855
Dow, Inc.†	407	19,394
DuPont de Nemours, Inc.†	417	29,736
FMC Corp.†	71	6,225
International Paper Co.†	244	10,204
Linde PLC (Ireland)†	289	55,985
Packaging Corp. of America†(a)	57	6,048
Sealed Air Corp.	57	2,366
Westrock Co.†	141	5,139

		146,971

Media & Entertainment — 3.4%
CBS Corp., Class B, non-voting shares†	208	8,397
Charter Communications, Inc., Class A†*	37	15,248
Comcast Corp., Class A†	658	29,663
DISH Network Corp., Class A†*	249	8,483
Fox Corp., Class A†	346	10,911
News Corp., Class A	9	125
Omnicom Group, Inc.†(a)	123	9,631
Viacom, Inc., Class B†	221	5,311

		87,769

Pharmaceuticals, Biotechnology & Life Sciences — 10.7%
AbbVie, Inc.†	494	37,406
Biogen, Inc.†*	110	25,610
Bristol-Myers Squibb Co.†	946	47,972
Celgene Corp.†*	422	41,905
Gilead Sciences, Inc.†	369	23,387
Johnson & Johnson†	354	45,801
Merck & Co., Inc.†	556	46,804
Perrigo Co. PLC (Ireland)(a)	74	4,136

		273,021

Real Estate — 1.5%
Equity Residential, REIT†	68	5,866
Extra Space Storage, Inc., REIT	30	3,505
Prologis, Inc., REIT†	78	6,647
Realty Income Corp., REIT†	40	3,067

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
UDR, Inc., REIT†	86	$4,169
Welltower, Inc., REIT†	162	14,685

		37,939

Retailing — 8.9%
Amazon.com, Inc.*	1	1,736
AutoZone, Inc.†*	13	14,100
Best Buy Co., Inc.†	144	9,935
Dollar General Corp.†	144	22,887
eBay, Inc.†	580	22,608
Home Depot, Inc. (The)†	268	62,181
Kohl’s Corp.†(a)	89	4,420
LKQ Corp.†*	175	5,504
Lowe’s Cos., Inc.†	367	40,355
Ross Stores, Inc.	11	1,208
Target Corp.†	284	30,362
TJX Cos., Inc. (The)†	211	11,761

		227,057

Semiconductors & Semiconductor Equipment — 2.2%
Applied Materials, Inc.†	581	28,992
Lam Research Corp.†	96	22,187
Qorvo, Inc.†*	67	4,967
Xilinx, Inc.	1	96

		56,242

Software & Services — 9.7%
Accenture PLC, Class A (Ireland)†	259	49,819
Alliance Data Systems Corp.†	30	3,844
Automatic Data Processing, Inc.†	55	8,878
Broadridge Financial Solutions, Inc.†	63	7,839
DXC Technology Co.†	170	5,015
FleetCor Technologies, Inc.†*	34	9,751
International Business Machines Corp.†	424	61,658
Intuit, Inc.†	16	4,255
Leidos Holdings, Inc.†	79	6,785
Oracle Corp.†	1,054	58,002
Paychex, Inc.†	200	16,554
PayPal Holdings, Inc.†*	107	11,084
Western Union Co. (The)†	267	6,186

		249,670

Technology Hardware & Equipment — 7.6%
Apple, Inc.†	299	66,967
CDW Corp.	53	6,532
Cisco Systems, Inc.†	1,159	57,266

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
F5 Networks, Inc.†*	34	$4,774
Hewlett Packard Enterprise Co.†	381	5,780
HP, Inc.†	937	17,728
Motorola Solutions, Inc.†	43	7,328
NetApp, Inc.†	135	7,089
Seagate Technology PLC (Ireland)†	6	323
TE Connectivity Ltd. (Switzerland)†	190	17,704
Xerox Holdings Corp.†	148	4,427

		195,918

Telecommunication Services — 4.1%
AT&T, Inc.†	1,595	60,355
CenturyLink, Inc.†(a)	651	8,124
Verizon Communications, Inc.†	613	37,001

		105,480

Transportation — 4.5%
Alaska Air Group, Inc.†	67	4,349
CH Robinson Worldwide, Inc.(a)	30	2,543
CSX Corp.†	438	30,340
Delta Air Lines, Inc.†	302	17,395
Expeditors International of Washington, Inc.†	94	6,983
Kansas City Southern	2	266
Norfolk Southern Corp.†	145	26,051
Southwest Airlines Co.†	295	15,933
Union Pacific Corp.†	71	11,501

		115,361

Utilities — 1.8%
CMS Energy Corp.†	156	9,976
NRG Energy, Inc.†	177	7,009
Public Service Enterprise Group, Inc.†	117	7,263
Sempra Energy†	150	22,142

		46,390

TOTAL COMMON STOCKS (Cost $2,635,820)		2,854,463

TOTAL LONG POSITIONS - 111.4%		2,854,463

(Cost $2,635,820)

SHORT POSITIONS — (50.6)%
COMMON STOCKS — (50.6)%
Automobiles & Components — (0.2)%
Aptiv PLC (Jersey)	(64)	(5,595)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (1.5)%
Bank of America Corp.	(57)	$(1,663)
Citigroup, Inc.	(10)	(691)
Citizens Financial Group, Inc.	(114)	(4,032)
Comerica, Inc.	(37)	(2,442)
Fifth Third Bancorp.	(183)	(5,010)
Huntington Bancshares, Inc.	(260)	(3,710)
KeyCorp.	(248)	(4,424)
People’s United Financial, Inc.	(34)	(532)
Regions Financial Corp.	(252)	(3,987)
Wells Fargo & Co.	(176)	(8,877)
Zions Bancorp NA	(45)	(2,003)

		(37,371)

Capital Goods — (5.5)%
A.O. Smith Corp.	(41)	(1,956)
Allegion PLC (Ireland)	(24)	(2,488)
Boeing Co. (The)	(77)	(29,296)
Deere & Co.	(81)	(13,663)
Fastenal Co.	(141)	(4,606)
Flowserve Corp.	(33)	(1,541)
General Dynamics Corp.	(72)	(13,157)
General Electric Co.	(2,172)	(19,418)
Huntington Ingalls Industries, Inc.	(10)	(2,118)
Northrop Grumman Corp.	(31)	(11,618)
Pentair PLC (Ireland)	(43)	(1,625)
Quanta Services, Inc.	(36)	(1,361)
Raytheon Co.	(69)	(13,537)
Stanley Black & Decker, Inc.	(38)	(5,488)
Textron, Inc.	(22)	(1,077)
TransDigm Group, Inc.	(13)	(6,769)
Wabtec Corp.	(46)	(3,306)
WW Grainger, Inc.	(14)	(4,160)
Xylem, Inc.	(45)	(3,583)

		(140,767)

Commercial & Professional Services — (0.4)%
Equifax, Inc.	(30)	(4,220)
Nielsen Holdings PLC (United Kingdom)	(90)	(1,912)
Rollins, Inc.	(89)	(3,032)

		(9,164)

Consumer Durables & Apparel — (1.0)%
Capri Holdings Ltd. (British Virgin Islands)*	(37)	(1,227)
DR Horton, Inc.	(104)	(5,482)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Hanesbrands, Inc.	(91)	$(1,394)
Hasbro, Inc.	(32)	(3,798)
Leggett & Platt, Inc.	(33)	(1,351)
Newell Brands, Inc.	(106)	(1,984)
NIKE, Inc., Class B	(68)	(6,387)
PulteGroup, Inc.	(74)	(2,705)
Under Armour, Inc., Class C*	(112)	(2,031)

		(26,359)

Consumer Services — (0.6)%
MGM Resorts International	(145)	(4,019)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(53)	(2,744)
Royal Caribbean Cruises Ltd. (Liberia)	(57)	(6,175)
Wynn Resorts Ltd.	(29)	(3,153)

		(16,091)

Diversified Financials — (1.5)%
Ameriprise Financial, Inc.	(7)	(1,030)
Bank of New York Mellon Corp. (The)	(100)	(4,521)
Capital One Financial Corp.	(23)	(2,093)
Cboe Global Markets, Inc.	(30)	(3,447)
Charles Schwab Corp. (The)	(102)	(4,267)
CME Group, Inc.	(1)	(211)
E*TRADE Financial Corp.	(60)	(2,621)
Morgan Stanley	(334)	(14,252)
Northern Trust Corp.	(23)	(2,146)
Raymond James Financial, Inc.	(22)	(1,814)
State Street Corp.	(16)	(947)

		(37,349)

Energy — (4.1)%
Cimarex Energy Co.	(26)	(1,246)
Concho Resources, Inc.	(54)	(3,667)
Diamondback Energy, Inc.	(42)	(3,776)
EOG Resources, Inc.	(147)	(10,910)
Exxon Mobil Corp.	(364)	(25,702)
Halliburton Co.	(218)	(4,109)
Hess Corp.	(77)	(4,657)
Marathon Oil Corp.	(49)	(601)
National Oilwell Varco, Inc.	(98)	(2,078)
Noble Energy, Inc.	(132)	(2,965)
ONEOK, Inc.	(112)	(8,253)
Phillips 66	(112)	(11,469)
Pioneer Natural Resources Co.	(44)	(5,534)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Schlumberger Ltd. (Curacao)	(346)	$(11,823)
Williams Cos., Inc. (The)	(313)	(7,531)

		(104,321)

Food, Beverage & Tobacco — (1.5)%
Archer-Daniels-Midland Co.	(143)	(5,873)
Brown-Forman Corp., Class B	(131)	(8,224)
Constellation Brands, Inc., Class A	(48)	(9,949)
Hormel Foods Corp.	(133)	(5,816)
Lamb Weston Holdings, Inc.	(21)	(1,527)
Monster Beverage Corp.*	(138)	(8,012)

		(39,401)

Health Care Equipment & Services — (6.1)%
Abbott Laboratories	(312)	(26,105)
ABIOMED, Inc.*	(12)	(2,135)
Align Technology, Inc.*	(21)	(3,799)
Baxter International, Inc.	(127)	(11,109)
Becton Dickinson and Co.	(68)	(17,201)
Boston Scientific Corp.*	(379)	(15,421)
Cerner Corp.	(82)	(5,590)
Cooper Cos., Inc. (The)	(13)	(3,861)
DENTSPLY SIRONA, Inc.	(59)	(3,145)
Edwards Lifesciences Corp.*	(57)	(12,535)
HCA Healthcare, Inc.	(85)	(10,236)
Hologic, Inc.*	(65)	(3,282)
IDEXX Laboratories, Inc.*	(24)	(6,526)
Intuitive Surgical, Inc.*	(29)	(15,658)
Stryker Corp.	(28)	(6,056)
Teleflex, Inc.	(12)	(4,077)
Varian Medical Systems, Inc.*	(23)	(2,739)
Zimmer Biomet Holdings, Inc.	(56)	(7,687)

		(157,162)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(206)	(2,165)
Estee Lauder Cos., Inc. (The), Class A	(16)	(3,183)

		(5,348)

Insurance — (1.1)%
Aon PLC (United Kingdom)	(59)	(11,421)
Lincoln National Corp.	(50)	(3,016)
MetLife, Inc.	(121)	(5,706)
Principal Financial Group, Inc.	(3)	(171)
Prudential Financial, Inc.	(56)	(5,037)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Unum Group	(54)	$(1,605)

		(26,956)

Materials — (3.4)%
Air Products & Chemicals, Inc.	(61)	(13,533)
Albemarle Corp.	(30)	(2,086)
Celanese Corp.	(9)	(1,101)
Corteva, Inc.	(187)	(5,236)
Eastman Chemical Co.	(34)	(2,510)
Ecolab, Inc.	(47)	(9,308)
Freeport-McMoRan, Inc.	(382)	(3,656)
International Flavors & Fragrances, Inc.	(28)	(3,435)
LyondellBasell Industries NV, Class A (Netherlands)	(92)	(8,231)
Martin Marietta Materials, Inc.	(16)	(4,386)
Mosaic Co. (The)	(98)	(2,009)
Newmont Goldcorp Corp.	(205)	(7,774)
PPG Industries, Inc.	(60)	(7,111)
Sherwin-Williams Co. (The)	(23)	(12,647)
Vulcan Materials Co.	(33)	(4,991)

		(88,014)

Media & Entertainment — (1.6)%
Electronic Arts, Inc.*	(65)	(6,358)
Netflix, Inc.*	(77)	(20,607)
Take-Two Interactive Software, Inc.*	(31)	(3,885)
TripAdvisor, Inc.*	(38)	(1,470)
Twitter, Inc.*	(195)	(8,034)

		(40,354)

Pharmaceuticals, Biotechnology & Life Sciences — (3.0)%
Agilent Technologies, Inc.	(32)	(2,452)
Illumina, Inc.*	(38)	(11,560)
Incyte Corp.*	(59)	(4,380)
IQVIA Holdings, Inc.*	(55)	(8,216)
Mettler-Toledo International, Inc.*	(7)	(4,931)
Mylan NV (Netherlands)*	(131)	(2,591)
Nektar Therapeutics*	(45)	(820)
PerkinElmer, Inc.	(28)	(2,385)
Pfizer, Inc.	(360)	(12,935)
Thermo Fisher Scientific, Inc.	(52)	(15,146)
Vertex Pharmaceuticals, Inc.*	(66)	(11,182)

		(76,598)

Real Estate — (2.3)%
American Tower Corp., REIT	(20)	(4,423)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
CBRE Group, Inc., Class A*	(84)	$(4,453)
Crown Castle International Corp., REIT	(105)	(14,596)
Digital Realty Trust, Inc., REIT	(18)	(2,337)
Equinix, Inc., REIT	(16)	(9,229)
Iron Mountain, Inc., REIT	(79)	(2,559)
Regency Centers Corp., REIT	(41)	(2,849)
SBA Communications Corp., REIT	(29)	(6,993)
Simon Property Group, Inc., REIT	(45)	(7,004)
Vornado Realty Trust, REIT	(6)	(382)
Weyerhaeuser Co., REIT	(184)	(5,097)

		(59,922)

Retailing — (1.5)%
Booking Holdings, Inc.*	(5)	(9,813)
CarMax, Inc.*	(13)	(1,144)
Dollar Tree, Inc.*	(44)	(5,023)
Expedia Group, Inc.	(39)	(5,242)
Gap, Inc. (The)	(94)	(1,632)
Genuine Parts Co.	(37)	(3,685)
Macy’s, Inc.	(78)	(1,212)
Nordstrom, Inc.	(15)	(505)
O’Reilly Automotive, Inc.*	(20)	(7,970)
Tiffany & Co.	(30)	(2,779)

		(39,005)

Semiconductors & Semiconductor Equipment — (3.8)%
Advanced Micro Devices, Inc.*	(303)	(8,784)
Broadcom, Inc.	(57)	(15,736)
KLA Corp.	(41)	(6,537)
Maxim Integrated Products, Inc.	(72)	(4,169)
Microchip Technology, Inc.	(66)	(6,132)
Micron Technology, Inc.*	(279)	(11,955)
NVIDIA Corp.	(157)	(27,329)
Skyworks Solutions, Inc.	(43)	(3,408)
Texas Instruments, Inc.	(109)	(14,087)

		(98,137)

Software & Services — (2.7)%
Adobe, Inc.*	(63)	(17,404)
Akamai Technologies, Inc.*	(44)	(4,021)
ANSYS, Inc.*	(21)	(4,649)
Autodesk, Inc.*	(54)	(7,976)
Citrix Systems, Inc.	(20)	(1,930)
Fidelity National Information Services, Inc.	(30)	(3,983)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fortinet, Inc.*	(43)	$(3,301)
Gartner, Inc.*	(23)	(3,289)
Jack Henry & Associates, Inc.	(20)	(2,919)
salesforce.com, Inc.*	(95)	(14,102)
Symantec Corp.	(173)	(4,088)

		(67,662)

Technology Hardware & Equipment — (0.7)%
Arista Networks, Inc.*	(19)	(4,539)
Corning, Inc.	(200)	(5,704)
FLIR Systems, Inc.	(34)	(1,788)
IPG Photonics Corp.*	(15)	(2,034)
Western Digital Corp.	(75)	(4,473)

		(18,538)

Transportation — (0.8)%
American Airlines Group, Inc.	(112)	(3,021)
FedEx Corp.	(64)	(9,316)
JB Hunt Transport Services, Inc.	(29)	(3,209)
United Parcel Service, Inc., Class B	(43)	(5,152)

		(20,698)

Utilities — (7.1)%
Alliant Energy Corp.	(63)	(3,398)
Ameren Corp.	(63)	(5,043)
American Electric Power Co., Inc.	(125)	(11,711)
American Water Works Co., Inc.	(46)	(5,715)
Atmos Energy Corp.	(30)	(3,417)
CenterPoint Energy, Inc.	(127)	(3,833)
Consolidated Edison, Inc.	(83)	(7,841)
Dominion Energy, Inc.	(203)	(16,451)
DTE Energy Co.	(46)	(6,116)
Duke Energy Corp.	(184)	(17,638)
Edison International	(83)	(6,260)
Entergy Corp.	(50)	(5,868)
Evergy, Inc.	(59)	(3,927)
Eversource Energy	(81)	(6,923)
Exelon Corp.	(247)	(11,933)
FirstEnergy Corp.	(135)	(6,511)
NextEra Energy, Inc.	(109)	(25,396)
NiSource, Inc.	(99)	(2,962)
Pinnacle West Capital Corp.	(28)	(2,718)
PPL Corp.	(183)	(5,763)
Southern Co. (The)	(111)	(6,856)
WEC Energy Group, Inc.	(81)	(7,703)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Concluded)

September 30, 2019

Number of Shares		Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Xcel Energy, Inc.	(131)	$(8,501)

		(182,484)

TOTAL COMMON STOCK (Proceeds $1,280,323)		(1,297,296)

TOTAL SECURITES SOLD SHORT - (50.6)%		(1,297,296)

(Proceeds $1,280,323)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.2%		1,004,652

NET ASSETS - 100.0%		$2,561,819

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $15,181, which was collateralized by $15,367 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 10/15/2019 - 2/15/2049.

*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — 95.3%
Automobiles & Components — 0.3%
BorgWarner, Inc.(a)	221	$8,106
Ford Motor Co.(a)	7,732	70,825

		78,931

Capital Goods — 14.2%
3M Co.(a)	561	92,228
Arconic, Inc.(a)	1,008	26,208
Cummins, Inc.	2,082	338,679
Dover Corp.(a)	22	2,190
Eaton Corp. PLC (Ireland)	4,939	410,678
Emerson Electric Co.	4,404	294,451
Fortune Brands Home & Security, Inc.(a)	12	656
Honeywell International, Inc.(a)	2,010	340,092
Illinois Tool Works, Inc.(a)	1,020	159,620
Ingersoll-Rand PLC (Ireland)	3,131	385,771
Jacobs Engineering Group, Inc.	1,358	124,257
Johnson Controls International PLC (Ireland)	9,167	402,340
L3Harris Technologies, Inc.	1,033	215,525
Lockheed Martin Corp.(a)	2,514	980,611
Parker-Hannifin Corp.(a)	334	60,324
Snap-on, Inc.(a)	7	1,096
United Technologies Corp.(a)	954	130,240

		3,964,966

Commercial & Professional Services — 0.2%
Cintas Corp.	35	9,384
Republic Services, Inc.	101	8,742
Waste Management, Inc.(a)	254	29,210

		47,336

Consumer Durables & Apparel — 1.4%
Garmin Ltd. (Switzerland)	84	7,114
Ralph Lauren Corp.(a)	132	12,602
VF Corp.	4,083	363,346

		383,062

Consumer Services — 0.8%
Yum! Brands, Inc.	2,049	232,418

Diversified Financials — 3.8%
BlackRock, Inc.(a)	87	38,771
Discover Financial Services	3,406	276,193
Goldman Sachs Group, Inc. (The)(a)	226	46,834
Intercontinental Exchange, Inc.	292	26,943
Moody’s Corp.	1,028	210,565
Nasdaq, Inc.	37	3,676

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
S&P Global, Inc.(a)	1,696	$415,486
T Rowe Price Group, Inc.	436	49,813

		1,068,281

Energy — 3.5%
Chevron Corp.(a)	3,332	395,175
Devon Energy Corp.(a)	6	144
Kinder Morgan, Inc.	15,007	309,294
Marathon Petroleum Corp.	1,926	117,004
Occidental Petroleum Corp.	2,095	93,165
Phillips 66(a)	7	717
TechnipFMC PLC (United Kingdom)	1,457	35,172
Valero Energy Corp.	238	20,287

		970,958

Food & Staples Retailing — 1.2%
Sysco Corp.	41	3,255
Walmart, Inc.(a)	2,886	342,510

		345,765

Food, Beverage & Tobacco — 6.3%
Altria Group, Inc.	104	4,254
Campbell Soup Co.(a)	1,006	47,202
Coca-Cola Co. (The)(a)	1,244	67,723
Conagra Brands, Inc.(a)	4,837	148,399
General Mills, Inc.(a)	6,325	348,634
Hershey Co. (The)	2,138	331,369
Kellogg Co.(a)	409	26,319
Mondelez International, Inc., Class A	5,610	310,345
PepsiCo, Inc.	1,122	153,826
Philip Morris International, Inc.	4,168	316,476
Tyson Foods, Inc., Class A(a)	51	4,393

		1,758,940

Health Care Equipment & Services — 6.0%
AmerisourceBergen Corp.(a)	815	67,099
Anthem, Inc.	80	19,208
Cardinal Health, Inc.(a)	566	26,710
CVS Health Corp.(a)	13,103	826,406
Henry Schein, Inc.(a)*	893	56,706
Humana, Inc.(a)	389	99,456
Laboratory Corp. of America Holdings(a)*	20	3,360
McKesson Corp.(a)	1,672	228,496
Medtronic PLC (Ireland)	569	61,805
Quest Diagnostics, Inc.(a)	997	106,709
UnitedHealth Group, Inc.	540	117,353

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B(a)	370	$55,038

		1,668,346

Household & Personal Products — 0.7%
Church & Dwight Co., Inc.(a)	1	75
Colgate-Palmolive Co.	1,432	105,266
Kimberly-Clark Corp.	97	13,779
Procter & Gamble Co. (The)(a)	689	85,698

		204,818

Insurance — 3.3%
Aflac, Inc.	566	29,613
Allstate Corp. (The)(a)	943	102,485
Arthur J Gallagher & Co.	1,852	165,884
Assurant, Inc.	62	7,801
Cincinnati Financial Corp.	1,651	192,622
Globe Life, Inc.	6	575
Hartford Financial Services Group, Inc. (The)(a)	490	29,699
Marsh & McLennan Cos., Inc.(a)	4,003	400,500
Progressive Corp. (The)(a)	53	4,094

		933,273

Materials — 1.7%
Avery Dennison Corp.	1,079	122,542
CF Industries Holdings, Inc.(a)	815	40,098
Dow, Inc.(a)	6	286
DuPont de Nemours, Inc.	1,337	95,341
FMC Corp.(a)	372	32,617
Linde PLC (Ireland)	3	581
Packaging Corp. of America	1,219	129,336
Sealed Air Corp.(a)	952	39,518

		460,319

Media & Entertainment — 3.3%
Charter Communications, Inc., Class A(a)*	690	284,363
Comcast Corp., Class A(a)	10,675	481,229
DISH Network Corp., Class A(a)*	2,233	76,078
News Corp., Class A(a)	46	640
Omnicom Group, Inc.	1,032	80,806

		923,116

Pharmaceuticals, Biotechnology & Life Sciences — 8.3%
Alexion Pharmaceuticals, Inc.*	1	98
Bristol-Myers Squibb Co.	9,373	475,305
Celgene Corp.(a)*	9,062	899,857

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Gilead Sciences, Inc.(a)	1,151	$72,950
Merck & Co., Inc.(a)	9,888	832,372
Perrigo Co. PLC (Ireland)	414	23,138

		2,303,720

Real Estate — 1.5%
Equity Residential, REIT(a)	332	28,638
Extra Space Storage, Inc., REIT	15	1,752
Prologis, Inc., REIT	1,133	96,554
Realty Income Corp., REIT	2,627	201,438
UDR, Inc., REIT(a)	1,528	74,077
Welltower, Inc., REIT(a)	95	8,612

		411,071

Retailing — 12.0%
AutoZone, Inc.*	19	20,608
Dollar General Corp.(a)	2,609	414,674
eBay, Inc.(a)	10,209	397,947
Home Depot, Inc. (The)(a)	4,938	1,145,715
LKQ Corp.(a)*	36	1,132
Lowe’s Cos., Inc.(a)	4,078	448,417
Ross Stores, Inc.(a)	215	23,618
Target Corp.(a)	5,170	552,725
TJX Cos., Inc. (The)	6,119	341,073

		3,345,909

Semiconductors & Semiconductor Equipment — 3.6%
Applied Materials, Inc.(a)	11,598	578,740
Lam Research Corp.	1,579	364,923
Qorvo, Inc.(a)*	246	18,238
Xilinx, Inc.	379	36,346

		998,247

Software & Services — 10.7%
Accenture PLC, Class A (Ireland)	4,449	855,765
Automatic Data Processing, Inc.	245	39,548
FleetCor Technologies, Inc.*	707	202,753
International Business Machines Corp.(a)	8,023	1,166,705
Intuit, Inc.(a)	751	199,721
Oracle Corp.	2,584	142,198
PayPal Holdings, Inc.*	2,551	264,258
Western Union Co. (The)(a)	4,703	108,969

		2,979,917

Technology Hardware & Equipment — 5.8%
Amphenol Corp., Class A(a)	5	482

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Apple, Inc.(a)	3,871	$866,988
CDW Corp.	218	26,866
Cisco Systems, Inc.	2,514	124,217
Hewlett Packard Enterprise Co.(a)	5,005	75,926
Motorola Solutions, Inc.	737	125,592
Seagate Technology PLC (Ireland)	41	2,205
TE Connectivity Ltd. (Switzerland)	4,246	395,642
Xerox Holdings Corp.(a)	73	2,183

		1,620,101

Telecommunication Services — 4.3%
AT&T, Inc.(a)	28,624	1,083,132
Verizon Communications, Inc.	2,052	123,859

		1,206,991

Transportation — 1.8%
Alaska Air Group, Inc.(a)	115	7,465
CH Robinson Worldwide, Inc.(a)	223	18,906
CSX Corp.	3,916	271,261
Delta Air Lines, Inc.	1,130	65,088
Expeditors International of Washington, Inc.	241	17,904
Kansas City Southern	10	1,330
Southwest Airlines Co.(a)	953	51,472
Union Pacific Corp.(a)	362	58,637

		492,063

Utilities — 0.6%
CMS Energy Corp.(a)	981	62,735
NRG Energy, Inc.	40	1,584
Public Service Enterprise Group, Inc.	118	7,325
Sempra Energy	735	108,493

		180,137

TOTAL COMMON STOCKS (Cost $22,389,298)		26,578,685

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%		1,320,990

NET ASSETS - 100.0%		$27,899,675

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Over-the-counter total return swaps outstanding as of September 30, 2019.

The Fund maintains a basket of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The basket matures between August 28, 2024 and August 29, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.8% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of September 30, 2019:

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	1,608	$51,627	$58,981	$7,670
Ford Motor Co.	Morgan Stanley	31,832	292,249	291,581	(333)

		33,440	343,876	350,562	7,337

Capital Goods
3M Co.	Morgan Stanley	1,739	278,531	285,892	7,499
Dover Corp.	Morgan Stanley	1	99	100	—
Emerson Electric Co.	Morgan Stanley	540	32,189	36,104	5,693
Honeywell International, Inc.	Morgan Stanley	1,809	309,648	306,083	(3,427)
Illinois Tool Works, Inc.	Morgan Stanley	1,084	168,936	169,635	1,996
L3Harris Technologies, Inc.	Morgan Stanley	140	29,139	29,210	107
Lockheed Martin Corp.	Morgan Stanley	42	16,444	16,383	(43)
Parker-Hannifin Corp.	Morgan Stanley	951	155,158	171,760	16,780
Snap-on, Inc.	Morgan Stanley	553	84,611	86,567	2,052
United Rentals, Inc.	Morgan Stanley	774	82,311	96,471	14,255

		7,633	1,157,066	1,198,205	44,912

Commercial & Professional Services
Cintas Corp.	Morgan Stanley	98	26,153	26,274	151
Republic Services, Inc.	Morgan Stanley	2,878	245,523	249,091	5,015
Robert Half International, Inc.	Morgan Stanley	1,574	84,627	87,609	3,079
Waste Management, Inc.	Morgan Stanley	1	112	115	3

		4,551	356,415	363,089	8,248

Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	Morgan Stanley	1	84	85	1
Mohawk Industries, Inc.	Morgan Stanley	506	57,386	62,779	6,739
PVH Corp.	Morgan Stanley	759	54,322	66,967	12,736
Ralph Lauren Corp.	Morgan Stanley	633	55,974	60,433	4,958

		1,899	167,766	190,264	24,434

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	3,509	153,491	153,378	64
Yum! Brands, Inc.	Morgan Stanley	8	906	907	2

		3,517	154,397	154,285	66

Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	683	51,245	56,928	5,741
American Express Co.	Morgan Stanley	1,862	219,766	220,237	867
BlackRock, Inc.	Morgan Stanley	1,450	606,918	646,178	39,996

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials — (continued)
Franklin Resources, Inc.	Morgan Stanley	5,840	$151,840	$168,542	$18,395
Intercontinental Exchange, Inc.	Morgan Stanley	3,136	281,236	289,359	9,192
Invesco Ltd. (Bermuda)	Morgan Stanley	5,330	82,248	90,290	8,137
Moody’s Corp.	Morgan Stanley	846	180,783	173,286	(7,288)
Nasdaq, Inc.	Morgan Stanley	1,609	158,523	159,854	2,269
S&P Global, Inc.	Morgan Stanley	738	186,474	180,795	(5,464)
T Rowe Price Group, Inc.	Morgan Stanley	2,709	325,324	309,503	(13,388)

		24,203	2,244,357	2,294,972	58,457

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	4,184	70,253	73,513	3,341
Chevron Corp.	Morgan Stanley	4,246	497,845	503,576	6,311
ConocoPhillips	Morgan Stanley	11,261	632,388	641,652	9,989
Devon Energy Corp.	Morgan Stanley	5,583	122,379	134,327	12,590
Helmerich & Payne, Inc.	Morgan Stanley	1,094	40,281	43,837	3,602
HollyFrontier Corp.	Morgan Stanley	2,262	103,133	121,334	18,319
Marathon Petroleum Corp.	Morgan Stanley	4,405	204,084	267,604	63,754
Occidental Petroleum Corp.	Morgan Stanley	2,323	101,236	103,304	5,138
TechnipFMC PLC (United Kingdom)	Morgan Stanley	2,478	60,756	59,819	(907)
Valero Energy Corp.	Morgan Stanley	3,965	291,158	337,977	47,153

		41,801	2,123,513	2,286,943	169,290

Food & Staples Retailing
Sysco Corp.	Morgan Stanley	5,761	444,000	457,423	13,932
Walgreens Boots Alliance, Inc.	Morgan Stanley	10,006	508,410	553,432	45,605
Walmart, Inc.	Morgan Stanley	2,812	326,243	333,728	7,982

		18,579	1,278,653	1,344,583	67,519

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	18,377	816,086	751,619	(48,231)
Coca-Cola Co. (The)	Morgan Stanley	1,748	95,508	95,161	274
Conagra Brands, Inc.	Morgan Stanley	1	29	31	33
JM Smucker Co. (The)	Morgan Stanley	324	33,816	35,646	2,146
Kellogg Co.	Morgan Stanley	2,961	188,793	190,540	1,981
Kraft Heinz Co. (The)	Morgan Stanley	12,315	309,969	344,020	34,407
Mondelez International, Inc., Class A	Morgan Stanley	3,345	182,409	185,045	3,838
PepsiCo, Inc.	Morgan Stanley	1,433	195,399	196,464	1,323
Philip Morris International, Inc.	Morgan Stanley	973	71,772	73,880	3,962

		41,477	1,893,781	1,872,406	(267)

Health Care Equipment & Services
AmerisourceBergen Corp.	Morgan Stanley	732	62,300	60,266	(1,963)
Anthem, Inc.	Morgan Stanley	940	236,915	225,694	(10,399)
Cardinal Health, Inc.	Morgan Stanley	2,614	110,922	123,355	13,817
Centene Corp.	Morgan Stanley	4,182	189,528	180,913	(8,397)
DaVita, Inc.	Morgan Stanley	1,644	89,549	93,823	4,377
Henry Schein, Inc.	Morgan Stanley	614	37,489	38,989	1,543
Humana, Inc.	Morgan Stanley	953	261,294	243,654	(16,816)
McKesson Corp.	Morgan Stanley	178	25,016	24,325	(662)
Medtronic PLC (Ireland)	Morgan Stanley	67	7,310	7,278	(6)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Quest Diagnostics, Inc.	Morgan Stanley	337	$34,870	$36,069	$1,239
UnitedHealth Group, Inc.	Morgan Stanley	326	74,539	70,846	(3,365)
Universal Health Services, Inc., Class B	Morgan Stanley	214	32,417	31,833	(548)

		12,801	1,162,149	1,137,045	(21,180)

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	1	72	75	3
Colgate-Palmolive Co.	Morgan Stanley	6,118	445,777	449,734	4,311
Kimberly-Clark Corp.	Morgan Stanley	1,580	208,423	224,439	16,591

		7,699	654,272	674,248	20,905

Insurance
Aflac, Inc.	Morgan Stanley	3,124	155,258	163,448	8,956
Allstate Corp. (The)	Morgan Stanley	122	13,224	13,259	50
Arthur J Gallagher & Co.	Morgan Stanley	22	1,935	1,971	38
Assurant, Inc.	Morgan Stanley	449	56,346	56,493	212
Globe Life, Inc.	Morgan Stanley	33	3,157	3,160	7
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	806	47,930	48,852	979
Loews Corp.	Morgan Stanley	430	20,511	22,136	2,018
Marsh & McLennan Cos., Inc.	Morgan Stanley	1	99	100	1
Travelers Cos., Inc. (The)	Morgan Stanley	625	91,394	92,931	1,718

		5,612	389,854	402,350	13,979

Materials
CF Industries Holdings, Inc.	Morgan Stanley	1,351	64,351	66,469	2,192
Dow, Inc.	Morgan Stanley	7,363	313,093	350,847	42,633
DuPont de Nemours, Inc.	Morgan Stanley	6,238	400,115	444,832	45,176
FMC Corp.	Morgan Stanley	918	82,641	80,490	(1,689)
International Paper Co.	Morgan Stanley	5,252	196,413	219,639	23,451
Linde PLC (Ireland)	Morgan Stanley	5,202	975,726	1,007,731	33,125
Westrock Co.	Morgan Stanley	2,569	87,033	93,640	6,707

		28,893	2,119,372	2,263,648	151,595

Media & Entertainment
CBS Corp., Class B, non-voting shares	Morgan Stanley	3,774	157,527	152,356	(4,310)
Charter Communications, Inc., Class A	Morgan Stanley	44	17,983	18,133	171
Comcast Corp., Class A	Morgan Stanley	1,730	80,272	77,988	(2,398)
Fox Corp., Class A	Morgan Stanley	6,278	199,578	197,977	72
Omnicom Group, Inc.	Morgan Stanley	1,200	91,497	93,960	3,348
Viacom, Inc., Class B	Morgan Stanley	4,037	100,235	97,009	(2,303)

		17,063	647,092	637,423	(5,420)

Pharmaceuticals, Biotechnology & Life Sciences
Alexion Pharmaceuticals, Inc.	Morgan Stanley	17	1,695	1,665	(28)
Biogen, Inc.	Morgan Stanley	2,029	448,206	472,392	24,700
Bristol-Myers Squibb Co.	Morgan Stanley	7,848	377,646	397,972	20,760
Gilead Sciences, Inc.	Morgan Stanley	5,917	374,440	375,019	4,667
Johnson & Johnson	Morgan Stanley	6,131	793,009	793,229	1,081

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Perrigo Co. PLC (Ireland)	Morgan Stanley	934	$43,534	$52,201	$8,717

		22,876	2,038,530	2,092,478	59,897

Real Estate
Equity Residential, REIT	Morgan Stanley	49	4,175	4,227	103
Extra Space Storage, Inc., REIT	Morgan Stanley	13	1,513	1,519	9
Prologis, Inc., REIT	Morgan Stanley	53	4,547	4,517	(25)

		115	10,235	10,263	87

Retailing
Amazon.com, Inc.	Morgan Stanley	7	12,761	12,151	(595)
AutoZone, Inc.	Morgan Stanley	219	252,552	237,532	(14,731)
Best Buy Co., Inc.	Morgan Stanley	2,688	179,342	185,445	7,652
Dollar General Corp.	Morgan Stanley	4	624	636	12
Kohl’s Corp.	Morgan Stanley	1,629	79,731	80,896	1,864
LKQ Corp.	Morgan Stanley	3,140	80,562	98,753	18,284
Lowe’s Cos., Inc.	Morgan Stanley	3,092	348,376	339,996	(8,685)

		10,779	953,948	955,409	3,801

Semiconductors & Semiconductor Equipment
Qorvo, Inc.	Morgan Stanley	975	69,738	72,287	2,629
Xilinx, Inc.	Morgan Stanley	360	35,638	34,524	(1,072)

		1,335	105,376	106,811	1,557

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	345	66,009	66,361	427
Alliance Data Systems Corp.	Morgan Stanley	536	65,521	68,678	3,570
Automatic Data Processing, Inc.	Morgan Stanley	1,488	239,774	240,193	2,306
Broadridge Financial Solutions, Inc.	Morgan Stanley	1,143	143,875	142,224	(870)
DXC Technology Co.	Morgan Stanley	3,574	113,725	105,433	(7,411)
FleetCor Technologies, Inc.	Morgan Stanley	70	20,306	20,075	(230)
Intuit, Inc.	Morgan Stanley	10	2,658	2,659	(37)
Leidos Holdings, Inc.	Morgan Stanley	1,427	121,637	122,551	1,538
Oracle Corp.	Morgan Stanley	16,815	877,950	925,329	48,810
Paychex, Inc.	Morgan Stanley	3,638	295,588	301,117	5,869

		29,046	1,947,043	1,994,620	53,972

Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	225	19,168	21,713	6,176
Apple, Inc.	Morgan Stanley	863	188,636	193,286	4,866
CDW Corp.	Morgan Stanley	551	66,246	67,905	1,735
Cisco Systems, Inc.	Morgan Stanley	18,913	887,468	934,491	48,041
F5 Networks, Inc.	Morgan Stanley	604	75,023	84,814	9,877
Hewlett Packard Enterprise Co.	Morgan Stanley	6,147	89,310	93,250	4,258
HP, Inc.	Morgan Stanley	19,191	364,531	363,094	(802)
Juniper Networks, Inc.	Morgan Stanley	208	4,964	5,148	368
Motorola Solutions, Inc.	Morgan Stanley	1	165	170	6
NetApp, Inc.	Morgan Stanley	2,470	115,645	129,700	14,187

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Xerox Holdings Corp.	Morgan Stanley	2,791	$87,163	$83,479	$(2,886)

		51,964	1,898,319	1,977,050	85,826

Telecommunication Services
CenturyLink, Inc.	Morgan Stanley	11,635	134,501	145,205	13,767
Verizon Communications, Inc.	Morgan Stanley	7,084	425,941	427,590	2,138

		18,719	560,442	572,795	15,905

Transportation
Alaska Air Group, Inc.	Morgan Stanley	1,108	66,111	71,920	5,885
CH Robinson Worldwide, Inc.	Morgan Stanley	329	27,907	27,893	31
CSX Corp.	Morgan Stanley	4,065	268,482	281,583	14,081
Delta Air Lines, Inc.	Morgan Stanley	4,244	246,098	244,454	(1,361)
Expeditors International of Washington, Inc.	Morgan Stanley	1,475	104,989	109,578	4,709
Kansas City Southern	Morgan Stanley	26	3,456	3,458	6
Norfolk Southern Corp.	Morgan Stanley	2,618	450,685	470,350	20,182
Southwest Airlines Co.	Morgan Stanley	4,420	230,282	238,724	8,706
Union Pacific Corp.	Morgan Stanley	1,356	218,198	219,645	1,613

		19,641	1,616,208	1,667,605	53,852

Utilities
CMS Energy Corp.	Morgan Stanley	1,692	103,843	108,203	4,479
NRG Energy, Inc.	Morgan Stanley	3,490	134,749	138,204	3,610
Public Service Enterprise Group, Inc.	Morgan Stanley	208	12,841	12,913	87
Sempra Energy	Morgan Stanley	1,977	281,920	291,825	11,920

		7,367	533,353	551,145	20,096

Total Reference Entity — Long			24,356,017	25,098,199	834,868

Short

Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(1,191)	(105,225)	(104,117)	909

Banks
Bank of America Corp.	Morgan Stanley	(753)	(22,027)	(21,965)	20
Citigroup, Inc.	Morgan Stanley	(51)	(3,532)	(3,523)	3
Citizens Financial Group, Inc.	Morgan Stanley	(2,110)	(76,090)	(74,631)	1,315
Comerica, Inc.	Morgan Stanley	(688)	(45,014)	(45,401)	(472)
Fifth Third Bancorp	Morgan Stanley	(3,400)	(94,394)	(93,092)	308
Huntington Bancshares, Inc.	Morgan Stanley	(4,826)	(69,698)	(68,867)	(24)
KeyCorp.	Morgan Stanley	(4,614)	(81,117)	(82,314)	(1,350)
M&T Bank Corp.	Morgan Stanley	(84)	(13,258)	(13,269)	(71)
People’s United Financial, Inc.	Morgan Stanley	(1,221)	(19,521)	(19,090)	394
Regions Financial Corp.	Morgan Stanley	(4,668)	(75,231)	(73,848)	1,191
Wells Fargo & Co.	Morgan Stanley	(3,394)	(166,098)	(171,193)	(5,750)
Zions Bancorp NA	Morgan Stanley	(822)	(36,291)	(36,595)	(373)

		(26,631)	(702,271)	(703,788)	(4,809)

Capital Goods
A.O. Smith Corp.	Morgan Stanley	(772)	(35,744)	(36,832)	(1,156)
Allegion PLC (Ireland)	Morgan Stanley	(434)	(43,370)	(44,984)	(1,814)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Boeing Co. (The)	Morgan Stanley	(1,420)	$(536,225)	$(540,267)	$(5,055)
Deere & Co.	Morgan Stanley	(1,456)	(223,256)	(245,598)	(23,871)
Fastenal Co.	Morgan Stanley	(2,325)	(76,184)	(75,958)	82
Flowserve Corp.	Morgan Stanley	(603)	(25,320)	(28,166)	(3,009)
General Dynamics Corp.	Morgan Stanley	(1,342)	(255,912)	(245,224)	10,205
General Electric Co.	Morgan Stanley	(40,229)	(370,962)	(359,647)	10,212
Huntington Ingalls Industries, Inc.	Morgan Stanley	(192)	(40,044)	(40,664)	(696)
Masco Corp.	Morgan Stanley	(35)	(1,477)	(1,459)	76
Northrop Grumman Corp.	Morgan Stanley	(680)	(248,432)	(254,857)	(7,793)
Pentair PLC (Ireland)	Morgan Stanley	(808)	(30,753)	(30,542)	153
Quanta Services, Inc.	Morgan Stanley	(678)	(25,830)	(25,628)	125
Raytheon Co.	Morgan Stanley	(1,297)	(238,453)	(254,458)	(16,456)
Stanley Black & Decker, Inc.	Morgan Stanley	(705)	(103,755)	(101,809)	1,750
TransDigm Group, Inc.	Morgan Stanley	(247)	(128,736)	(128,604)	(112)
Wabtec Corp.	Morgan Stanley	(867)	(63,659)	(62,303)	1,236
WW Grainger, Inc.	Morgan Stanley	(251)	(73,700)	(74,585)	(1,024)
Xylem, Inc.	Morgan Stanley	(846)	(67,012)	(67,359)	(473)

		(55,187)	(2,588,824)	(2,618,944)	(37,620)

Commercial & Professional Services
Equifax, Inc.	Morgan Stanley	(564)	(82,569)	(79,338)	3,075
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	(1,672)	(38,188)	(35,530)	2,586
Rollins, Inc.	Morgan Stanley	(1,614)	(56,183)	(54,989)	1,088

		(3,850)	(176,940)	(169,857)	6,749

Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	(704)	(22,556)	(23,345)	(831)
DR Horton, Inc.	Morgan Stanley	(1,996)	(99,534)	(105,209)	(5,864)
Hanesbrands, Inc.	Morgan Stanley	(1,695)	(26,984)	(25,967)	966
Hasbro, Inc.	Morgan Stanley	(587)	(68,951)	(69,671)	(850)
Leggett & Platt, Inc.	Morgan Stanley	(617)	(25,875)	(25,260)	320
Newell Brands, Inc.	Morgan Stanley	(1,953)	(33,162)	(36,560)	(3,461)
NIKE, Inc., Class B	Morgan Stanley	(880)	(81,417)	(82,650)	(1,386)
NVR, Inc.	Morgan Stanley	(13)	(47,341)	(48,326)	(1,074)
PulteGroup, Inc.	Morgan Stanley	(1,384)	(46,611)	(50,585)	(4,214)
Under Armour, Inc., Class C	Morgan Stanley	(2,097)	(40,137)	(38,019)	2,042

		(11,926)	(492,568)	(505,592)	(14,352)

Consumer Services
MGM Resorts International	Morgan Stanley	(3,187)	(87,704)	(88,344)	(1,220)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(991)	(53,958)	(51,304)	2,552
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(1,252)	(131,807)	(135,629)	(5,048)
Wynn Resorts Ltd.	Morgan Stanley	(631)	(68,799)	(68,602)	66

		(6,061)	(342,268)	(343,879)	(3,650)

Diversified Financials
Bank of New York Mellon Corp. (The)	Morgan Stanley	(2,651)	(122,857)	(119,852)	2,880
Capital One Financial Corp.	Morgan Stanley	(312)	(27,968)	(28,386)	(471)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials — (continued)
Cboe Global Markets, Inc.	Morgan Stanley	(672)	$(80,613)	$(77,220)	$2,999
Charles Schwab Corp. (The)	Morgan Stanley	(1,597)	(67,836)	(66,803)	906
CME Group, Inc.	Morgan Stanley	(287)	(62,646)	(60,655)	1,748
E*TRADE Financial Corp.	Morgan Stanley	(1,115)	(49,762)	(48,714)	954
Northern Trust Corp.	Morgan Stanley	(259)	(22,876)	(24,170)	(1,519)
Raymond James Financial, Inc.	Morgan Stanley	(327)	(28,050)	(26,964)	969
State Street Corp.	Morgan Stanley	(93)	(5,534)	(5,505)	(40)

		(7,313)	(468,142)	(458,269)	8,426

Energy
Cimarex Energy Co.	Morgan Stanley	(572)	(24,329)	(27,422)	(3,138)
Concho Resources, Inc.	Morgan Stanley	(1,200)	(89,429)	(81,480)	7,781
Diamondback Energy, Inc.	Morgan Stanley	(808)	(79,756)	(72,647)	6,958
EOG Resources, Inc.	Morgan Stanley	(2,729)	(220,945)	(202,546)	17,981
Exxon Mobil Corp.	Morgan Stanley	(6,789)	(472,611)	(479,371)	(7,653)
Halliburton Co.	Morgan Stanley	(4,063)	(81,463)	(76,588)	4,722
Hess Corp.	Morgan Stanley	(1,431)	(90,989)	(86,547)	3,913
National Oilwell Varco, Inc.	Morgan Stanley	(1,815)	(43,633)	(38,478)	4,981
Noble Energy, Inc.	Morgan Stanley	(2,886)	(65,498)	(64,820)	555
ONEOK, Inc.	Morgan Stanley	(2,464)	(171,450)	(181,572)	(10,446)
Pioneer Natural Resources Co.	Morgan Stanley	(811)	(108,196)	(101,999)	5,635
Schlumberger Ltd. (Curacao)	Morgan Stanley	(6,434)	(240,117)	(219,850)	19,814
Williams Cos., Inc. (The)	Morgan Stanley	(5,969)	(143,748)	(143,614)	(2,405)

		(37,971)	(1,832,164)	(1,776,934)	48,698

Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	Morgan Stanley	(2,635)	(108,167)	(108,219)	(257)
Brown-Forman Corp., Class B	Morgan Stanley	(2,875)	(169,194)	(180,491)	(12,096)
Constellation Brands, Inc., Class A	Morgan Stanley	(885)	(180,135)	(183,443)	(3,648)
Hormel Foods Corp.	Morgan Stanley	(2,497)	(105,623)	(109,194)	(3,770)
Lamb Weston Holdings, Inc.	Morgan Stanley	(672)	(48,056)	(48,868)	(903)
McCormick & Co., Inc., non-voting shares	Morgan Stanley	(616)	(101,100)	(96,281)	4,628
Monster Beverage Corp.	Morgan Stanley	(2,556)	(145,360)	(148,401)	(3,316)

		(12,736)	(857,635)	(874,897)	(19,362)

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	(5,669)	(477,390)	(474,325)	2,163
ABIOMED, Inc.	Morgan Stanley	(242)	(44,401)	(43,049)	1,268
Align Technology, Inc.	Morgan Stanley	(422)	(75,860)	(76,348)	(632)
Baxter International, Inc.	Morgan Stanley	(2,371)	(206,203)	(207,391)	(2,064)
Becton Dickinson and Co.	Morgan Stanley	(1,268)	(321,631)	(320,753)	(706)
Boston Scientific Corp.	Morgan Stanley	(6,823)	(289,909)	(277,628)	11,734
Cerner Corp.	Morgan Stanley	(1,518)	(103,725)	(103,482)	(226)
Cooper Cos., Inc. (The)	Morgan Stanley	(240)	(77,033)	(71,280)	5,607
DENTSPLY SIRONA, Inc.	Morgan Stanley	(1,207)	(61,955)	(64,345)	(2,628)
Edwards Lifesciences Corp.	Morgan Stanley	(1,026)	(222,539)	(225,628)	(3,509)
HCA Healthcare, Inc.	Morgan Stanley	(1,585)	(208,063)	(190,866)	16,804
Hologic, Inc.	Morgan Stanley	(1,443)	(70,202)	(72,857)	(2,890)
IDEXX Laboratories, Inc.	Morgan Stanley	(516)	(147,366)	(140,316)	6,771

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Intuitive Surgical, Inc.	Morgan Stanley	(534)	$(277,547)	$(288,323)	$(11,300)
Stryker Corp.	Morgan Stanley	(547)	(119,258)	(118,316)	461
Teleflex, Inc.	Morgan Stanley	(226)	(81,276)	(76,784)	4,339
Varian Medical Systems, Inc.	Morgan Stanley	(428)	(46,508)	(50,971)	(4,550)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(1,157)	(159,578)	(158,821)	178

		(27,222)	(2,990,444)	(2,961,483)	20,820

Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	(4,525)	(42,899)	(47,558)	(5,267)
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(277)	(56,253)	(55,109)	1,038

		(4,802)	(99,152)	(102,667)	(4,229)

Insurance
Aon PLC (United Kingdom)	Morgan Stanley	(1,086)	(211,501)	(210,217)	885
Lincoln National Corp.	Morgan Stanley	(927)	(55,694)	(55,917)	(328)
MetLife, Inc.	Morgan Stanley	(2,048)	(98,243)	(96,584)	1,646
Principal Financial Group, Inc.	Morgan Stanley	(40)	(2,288)	(2,286)	(2)
Prudential Financial, Inc.	Morgan Stanley	(706)	(59,614)	(63,505)	(4,003)
Unum Group	Morgan Stanley	(998)	(29,231)	(29,661)	(484)

		(5,805)	(456,571)	(458,170)	(2,286)

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(1,323)	(300,665)	(293,521)	5,041
Albemarle Corp.	Morgan Stanley	(640)	(39,588)	(44,493)	(5,215)
Celanese Corp.	Morgan Stanley	(3)	(366)	(367)	(1)
Corteva, Inc.	Morgan Stanley	(3,481)	(101,889)	(97,468)	4,228
Eastman Chemical Co.	Morgan Stanley	(250)	(18,177)	(18,458)	(315)
Ecolab, Inc.	Morgan Stanley	(908)	(184,489)	(179,820)	3,983
Freeport-McMoRan, Inc.	Morgan Stanley	(7,148)	(72,052)	(68,406)	3,509
International Flavors & Fragrances, Inc.	Morgan Stanley	(542)	(67,341)	(66,498)	309
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	(1,703)	(145,882)	(152,367)	(6,761)
Martin Marietta Materials, Inc.	Morgan Stanley	(294)	(74,343)	(80,585)	(6,532)
Mosaic Co. (The)	Morgan Stanley	(1,814)	(39,890)	(37,187)	2,628
Newmont Goldcorp Corp.	Morgan Stanley	(3,812)	(156,227)	(144,551)	10,847
PPG Industries, Inc.	Morgan Stanley	(1,111)	(130,699)	(131,665)	(1,212)
Sherwin-Williams Co. (The)	Morgan Stanley	(434)	(226,847)	(238,644)	(12,224)
Vulcan Materials Co.	Morgan Stanley	(621)	(86,828)	(93,920)	(7,256)

		(24,084)	(1,645,283)	(1,647,950)	(8,971)

Media & Entertainment
Electronic Arts, Inc.	Morgan Stanley	(1,051)	(103,351)	(102,809)	347
Netflix, Inc.	Morgan Stanley	(1,219)	(348,846)	(326,229)	21,958
Take-Two Interactive Software, Inc.	Morgan Stanley	(680)	(89,240)	(85,231)	3,840
TripAdvisor, Inc.	Morgan Stanley	(679)	(25,805)	(26,264)	(507)
Twitter, Inc.	Morgan Stanley	(3,576)	(154,926)	(147,331)	7,302

		(7,205)	(722,168)	(687,864)	32,940

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(591)	(41,995)	(45,288)	(3,651)
Illumina, Inc.	Morgan Stanley	(690)	(199,704)	(209,912)	(10,585)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Incyte Corp.	Morgan Stanley	(1,228)	$(95,500)	$(91,154)	$4,165
IQVIA Holdings, Inc.	Morgan Stanley	(1,193)	(183,078)	(178,210)	4,522
Mettler-Toledo International, Inc.	Morgan Stanley	(115)	(82,591)	(81,006)	1,429
Mylan NV (Netherlands)	Morgan Stanley	(2,429)	(54,555)	(48,046)	6,407
Nektar Therapeutics	Morgan Stanley	(835)	(16,717)	(15,210)	1,476
PerkinElmer, Inc.	Morgan Stanley	(521)	(45,280)	(44,374)	821
Pfizer, Inc.	Morgan Stanley	(6,949)	(253,197)	(249,678)	3,041
Thermo Fisher Scientific, Inc.	Morgan Stanley	(897)	(259,321)	(261,269)	(2,869)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(1,226)	(214,517)	(207,709)	6,403

		(16,674)	(1,446,455)	(1,431,856)	11,159

Real Estate
American Tower Corp., REIT	Morgan Stanley	(735)	(169,088)	(162,531)	5,540
CBRE Group, Inc., Class A	Morgan Stanley	(1,549)	(81,446)	(82,112)	(820)
Crown Castle International Corp., REIT	Morgan Stanley	(1,956)	(287,221)	(271,904)	12,575
Digital Realty Trust, Inc., REIT	Morgan Stanley	(726)	(88,055)	(94,242)	(7,533)
Equinix, Inc., REIT	Morgan Stanley	(371)	(207,505)	(213,993)	(6,880)
Iron Mountain, Inc., REIT	Morgan Stanley	(1,480)	(48,762)	(47,937)	(172)
Regency Centers Corp., REIT	Morgan Stanley	(771)	(51,256)	(53,577)	(2,417)
SBA Communications Corp., REIT	Morgan Stanley	(671)	(180,325)	(161,812)	18,173
Simon Property Group, Inc., REIT	Morgan Stanley	(1,085)	(170,774)	(168,880)	1,425
SL Green Realty Corp., REIT	Morgan Stanley	(1)	(81)	(82)	(44)
Ventas, Inc., REIT	Morgan Stanley	(244)	(18,174)	(17,819)	(56)
Vornado Realty Trust, REIT	Morgan Stanley	(273)	(17,157)	(17,382)	(295)
Weyerhaeuser Co., REIT	Morgan Stanley	(3,426)	(91,207)	(94,900)	(5,014)

		(13,288)	(1,411,051)	(1,387,171)	14,482

Retailing
Booking Holdings, Inc.	Morgan Stanley	(57)	(112,000)	(111,869)	(129)
CarMax, Inc.	Morgan Stanley	(266)	(22,924)	(23,408)	(527)
Dollar Tree, Inc.	Morgan Stanley	(924)	(102,008)	(105,484)	(3,669)
Expedia Group, Inc.	Morgan Stanley	(733)	(94,809)	(98,523)	(3,893)
Gap, Inc. (The)	Morgan Stanley	(1,742)	(33,534)	(30,241)	3,229
Genuine Parts Co.	Morgan Stanley	(679)	(66,557)	(67,622)	(1,193)
Macy’s, Inc.	Morgan Stanley	(1,429)	(25,488)	(22,207)	2,693
O’Reilly Automotive, Inc.	Morgan Stanley	(354)	(137,484)	(141,073)	(3,848)
Tiffany & Co.	Morgan Stanley	(555)	(47,457)	(51,410)	(4,364)

		(6,739)	(642,261)	(651,837)	(11,701)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(6,461)	(198,870)	(187,304)	11,190
Broadcom, Inc.	Morgan Stanley	(1,009)	(297,077)	(278,555)	15,351
KLA Corp.	Morgan Stanley	(761)	(109,249)	(121,341)	(12,299)
Maxim Integrated Products, Inc.	Morgan Stanley	(1,346)	(74,609)	(77,947)	(3,479)
Microchip Technology, Inc.	Morgan Stanley	(1,225)	(116,881)	(113,815)	2,845
Micron Technology, Inc.	Morgan Stanley	(5,164)	(238,710)	(221,277)	16,981
NVIDIA Corp.	Morgan Stanley	(2,504)	(431,662)	(435,871)	(5,174)
Skyworks Solutions, Inc.	Morgan Stanley	(791)	(61,180)	(62,687)	(1,622)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Texas Instruments, Inc.	Morgan Stanley	(1,579)	$(201,094)	$(204,070)	$(3,356)

		(20,840)	(1,729,332)	(1,702,867)	20,437

Software & Services
Adobe, Inc.	Morgan Stanley	(1,002)	(282,307)	(276,801)	4,971
Akamai Technologies, Inc.	Morgan Stanley	(952)	(84,465)	(86,994)	(2,688)
ANSYS, Inc.	Morgan Stanley	(388)	(81,707)	(85,888)	(4,335)
Autodesk, Inc.	Morgan Stanley	(1,020)	(157,319)	(150,654)	6,368
Citrix Systems, Inc.	Morgan Stanley	(520)	(50,180)	(50,190)	(102)
Fidelity National Information Services, Inc.	Morgan Stanley	(524)	(69,571)	(69,566)	(129)
Fortinet, Inc.	Morgan Stanley	(802)	(63,984)	(61,562)	2,302
Gartner, Inc.	Morgan Stanley	(414)	(57,306)	(59,198)	(2,000)
Jack Henry & Associates, Inc.	Morgan Stanley	(363)	(52,544)	(52,987)	(687)
salesforce.com, Inc.	Morgan Stanley	(1,521)	(232,885)	(225,777)	6,668
Symantec Corp.	Morgan Stanley	(3,809)	(88,666)	(90,007)	(1,508)

		(11,315)	(1,220,934)	(1,209,624)	8,860

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(174)	(42,532)	(41,572)	879
Corning, Inc.	Morgan Stanley	(3,706)	(111,106)	(105,695)	5,201
FLIR Systems, Inc.	Morgan Stanley	(623)	(31,427)	(32,764)	(1,396)
IPG Photonics Corp.	Morgan Stanley	(300)	(37,576)	(40,680)	(3,175)
Western Digital Corp.	Morgan Stanley	(1,378)	(73,640)	(82,184)	(8,683)

		(6,181)	(296,281)	(302,895)	(7,174)

Transportation
American Airlines Group, Inc.	Morgan Stanley	(2,089)	(62,169)	(56,340)	5,711
FedEx Corp.	Morgan Stanley	(1,198)	(176,204)	(174,393)	1,478
JB Hunt Transport Services, Inc.	Morgan Stanley	(650)	(70,857)	(71,921)	(1,199)
United Parcel Service, Inc., Class B	Morgan Stanley	(649)	(79,265)	(77,763)	1,451

		(4,586)	(388,495)	(380,417)	7,441

Utilities
Alliant Energy Corp.	Morgan Stanley	(1,255)	(66,984)	(67,682)	(824)
Ameren Corp.	Morgan Stanley	(1,155)	(87,527)	(92,458)	(5,645)
American Electric Power Co., Inc.	Morgan Stanley	(2,320)	(207,942)	(217,361)	(9,812)
American Water Works Co., Inc.	Morgan Stanley	(850)	(107,134)	(105,596)	1,336
Atmos Energy Corp.	Morgan Stanley	(561)	(60,745)	(63,892)	(3,262)
CenterPoint Energy, Inc.	Morgan Stanley	(2,362)	(71,797)	(71,285)	376
Consolidated Edison, Inc.	Morgan Stanley	(1,544)	(135,517)	(145,862)	(10,601)
Dominion Energy, Inc.	Morgan Stanley	(3,774)	(298,373)	(305,845)	(11,498)
DTE Energy Co.	Morgan Stanley	(844)	(110,313)	(112,218)	(2,910)
Duke Energy Corp.	Morgan Stanley	(3,424)	(321,715)	(328,225)	(7,118)
Edison International	Morgan Stanley	(1,569)	(112,623)	(118,334)	(6,885)
Entergy Corp.	Morgan Stanley	(1,091)	(125,739)	(128,040)	(2,538)
Evergy, Inc.	Morgan Stanley	(1,086)	(70,474)	(72,284)	(2,457)
Eversource Energy	Morgan Stanley	(1,506)	(120,917)	(128,718)	(8,835)
Exelon Corp.	Morgan Stanley	(4,567)	(222,498)	(220,632)	1,446

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
FirstEnergy Corp.	Morgan Stanley	(2,470)	$(112,434)	$(119,128)	$(6,906)
NextEra Energy, Inc.	Morgan Stanley	(2,227)	(492,593)	(518,869)	(27,206)
NiSource, Inc.	Morgan Stanley	(2,189)	(65,892)	(65,495)	273
Pinnacle West Capital Corp.	Morgan Stanley	(528)	(50,646)	(51,253)	(703)
PPL Corp.	Morgan Stanley	(3,393)	(104,316)	(106,846)	(2,734)
Southern Co. (The)	Morgan Stanley	(3,396)	(196,323)	(209,771)	(14,082)
WEC Energy Group, Inc.	Morgan Stanley	(1,484)	(141,143)	(141,128)	(252)
Xcel Energy, Inc.	Morgan Stanley	(2,420)	(156,754)	(157,034)	(1,555)

		(46,015)	(3,440,399)	(3,547,956)	(122,392)

Total Reference Entity — Short			(24,054,863)	(24,029,034)	(55,625)

Net Value of Reference Entity			$301,154	$1,069,165	$779,243

*	Includes $11,232 related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
LONG POSITIONS — 121.4%
COMMON STOCKS — 121.4%
Automobiles & Components — 0.8%
Ford Motor Co.†	8,625	$79,005

Capital Goods — 11.7%
3M Co.	110	18,084
Arconic, Inc.†	527	13,702
Cummins, Inc.†	466	75,804
Dover Corp.†	191	19,016
Eaton Corp. PLC (Ireland)†	1,180	98,117
Emerson Electric Co.†	275	18,386
Fortune Brands Home & Security, Inc.†	113	6,181
Honeywell International, Inc.†	1,229	207,947
Illinois Tool Works, Inc.†	342	53,520
Ingersoll-Rand PLC (Ireland)†	714	87,972
Jacobs Engineering Group, Inc.†	306	27,999
Johnson Controls International PLC (Ireland)†	2,100	92,169
L3Harris Technologies, Inc.†	262	54,664
Lockheed Martin Corp.†	546	212,973
Masco Corp.†	258	10,753
Parker-Hannifin Corp.†	288	52,016
Raytheon Co.†	4	785
Snap-on, Inc.†(a)	128	20,037
United Rentals, Inc.†*	169	21,064

		1,091,189

Commercial & Professional Services — 1.3%
Cintas Corp.	3	804
Republic Services, Inc.†	713	61,710
Robert Half International, Inc.†	348	19,370
Waste Management, Inc.†	328	37,720

		119,604

Consumer Durables & Apparel — 1.1%
Garmin Ltd. (Switzerland)†	282	23,882
PVH Corp.†	173	15,264
Ralph Lauren Corp.(a)	174	16,612
VF Corp.†	531	47,254

		103,012

Consumer Services — 1.5%
Carnival Corp. (Panama)	556	24,303
McDonald’s Corp.†	46	9,877
Yum! Brands, Inc.†	929	105,376

		139,556

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 6.7%
Affiliated Managers Group, Inc.†	149	$12,419
American Express Co.†	85	10,054
BlackRock, Inc.†	246	109,627
Discover Financial Services†	646	52,384
Franklin Resources, Inc.†(a)	1,137	32,814
Intercontinental Exchange, Inc.†	937	86,457
Invesco Ltd. (Bermuda)†(a)	1,214	20,565
MarketAxess Holdings, Inc.†	58	18,995
Moody’s Corp.	275	56,328
Nasdaq, Inc.†	373	37,057
S&P Global, Inc.†	454	111,221
T Rowe Price Group, Inc.†	695	79,404

		627,325

Energy — 5.9%
Cabot Oil & Gas Corp.†	944	16,586
Chevron Corp.†	1,226	145,404
ConocoPhillips†	2,361	134,530
Devon Energy Corp.†	1,209	29,088
Helmerich & Payne, Inc.	246	9,857
HollyFrontier Corp.†	490	26,284
Kinder Morgan, Inc.†	3,250	66,982
Marathon Petroleum Corp.	658	39,974
Occidental Petroleum Corp.†	374	16,632
Phillips 66†	106	10,854
Valero Energy Corp.†	600	51,144

		547,335

Food & Staples Retailing — 4.4%
Sysco Corp.†	1,454	115,448
Walgreens Boots Alliance, Inc.†	2,668	147,567
Walmart, Inc.†	1,219	144,671

		407,686

Food, Beverage & Tobacco — 10.7%
Altria Group, Inc.†	4,155	169,940
Campbell Soup Co.†(a)	680	31,906
Coca-Cola Co. (The)†	1,274	69,357
Conagra Brands, Inc.†	1,097	33,656
General Mills, Inc.†	1,562	86,097
Hershey Co. (The)†	620	96,094
JM Smucker Co. (The)†	142	15,623
Kellogg Co.†	767	49,356
Kraft Heinz Co. (The)†	2,815	78,637
McCormick & Co., Inc., non-voting shares†	243	37,981

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A†	2,256	$124,802
PepsiCo, Inc.†	650	89,115
Philip Morris International, Inc.†	1,207	91,648
Tyson Foods, Inc., Class A†	297	25,584

		999,796

Health Care Equipment & Services — 6.7%
AmerisourceBergen Corp.	243	20,006
Anthem, Inc.†	199	47,780
Cardinal Health, Inc.†	881	41,574
Centene Corp.†*	956	41,357
CVS Health Corp.†	2,997	189,021
DaVita, Inc.(a)*	370	21,116
Henry Schein, Inc.†(a)*	344	21,844
Humana, Inc.†	304	77,724
Laboratory Corp. of America Holdings†*	142	23,856
McKesson Corp.†	417	56,987
Medtronic PLC (Ireland)†	85	9,233
Quest Diagnostics, Inc.†	288	30,825
UnitedHealth Group, Inc.	140	30,425
Universal Health Services, Inc., Class B	110	16,362

		628,110

Household & Personal Products — 2.5%
Church & Dwight Co., Inc.†	2	150
Colgate-Palmolive Co.†	1,608	118,204
Kimberly-Clark Corp.†	487	69,178
Procter & Gamble Co. (The)†	371	46,145

		233,677

Insurance — 3.7%
Aflac, Inc.†	650	34,008
Allstate Corp. (The)†	150	16,302
Arthur J Gallagher & Co.†	428	38,336
Assurant, Inc.	132	16,608
Chubb Ltd. (Switzerland)	11	1,776
Cincinnati Financial Corp.†	377	43,985
Hartford Financial Services Group, Inc. (The)	266	16,122
Marsh & McLennan Cos., Inc.†	1,262	126,263
Progressive Corp. (The)†	462	35,690
Travelers Cos., Inc. (The)†	86	12,787

		341,877

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 5.8%
Avery Dennison Corp.†	210	$23,850
Ball Corp.†	260	18,931
CF Industries Holdings, Inc.	25	1,230
Dow, Inc.†	894	42,599
DuPont de Nemours, Inc.†	1,687	120,300
FMC Corp.	271	23,761
International Paper Co.†	676	28,270
Linde PLC (Ireland)†	1,183	229,171
Packaging Corp. of America†	270	28,647
Sealed Air Corp.†	255	10,585
Westrock Co.	518	18,881

		546,225

Media & Entertainment — 3.4%
CBS Corp., Class B, non-voting shares†	863	34,839
Charter Communications, Inc., Class A†*	92	37,915
Comcast Corp., Class A†	2,513	113,286
DISH Network Corp., Class A*	709	24,156
Fox Corp., Class A†	1,435	45,253
News Corp., Class A	431	6,000
Omnicom Group, Inc.†	490	38,367
Viacom, Inc., Class B†	907	21,795

		321,611

Pharmaceuticals, Biotechnology & Life Sciences — 11.2%
AbbVie, Inc.†	1,436	108,734
Biogen, Inc.†*	544	126,654
Bristol-Myers Squibb Co.†	3,784	191,887
Celgene Corp.†*.	2,084	206,941
Gilead Sciences, Inc.†	949	60,148
Johnson & Johnson†	1,273	164,701
Merck & Co., Inc.†	2,050	172,569
Perrigo Co. PLC (Ireland)(a)	202	11,290

		1,042,924

Real Estate — 3.1%
Alexandria Real Estate Equities, Inc., REIT†	44	6,778
Duke Realty Corp., REIT†	160	5,435
Equity Residential, REIT†	568	48,996
Extra Space Storage, Inc., REIT	277	32,359
Prologis, Inc., REIT†	411	35,025
Realty Income Corp., REIT†	620	47,542
UDR, Inc., REIT†	356	17,259

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Welltower, Inc., REIT†	1,029	$93,279

		286,673

Retailing — 9.3%
Amazon.com, Inc.†*	2	3,472
AutoZone, Inc.†*	61	66,162
Best Buy Co., Inc.†	101	6,968
Dollar General Corp.†	597	94,887
eBay, Inc.†	2,487	96,943
Home Depot, Inc. (The)†	969	224,827
Kohl’s Corp.†	190	9,435
LKQ Corp.†*	726	22,833
Lowe’s Cos., Inc.†	1,045	114,908
Target Corp.†	1,166	124,657
TJX Cos., Inc. (The)†	1,920	107,021

		872,113

Semiconductors & Semiconductor Equipment — 2.8%
Applied Materials, Inc.†	2,644	131,936
Lam Research Corp.†	400	92,444
Micron Technology, Inc.†*	370	15,854
Qorvo, Inc.†*	275	20,388

		260,622

Software & Services — 9.8%
Accenture PLC, Class A (Ireland)†	896	172,346
Alliance Data Systems Corp.†	123	15,760
Automatic Data Processing, Inc.†	14	2,260
Broadridge Financial Solutions, Inc.†	257	31,979
DXC Technology Co.	287	8,466
FleetCor Technologies, Inc.†*	77	22,082
International Business Machines Corp.†	1,692	246,051
Leidos Holdings, Inc.†	324	27,825
Oracle Corp.†	3,496	192,385
Paychex, Inc.†	855	70,768
PayPal Holdings, Inc.†*	921	95,406
Western Union Co. (The)†	1,097	25,417

		910,745

Technology Hardware & Equipment — 8.0%
Amphenol Corp., Class A†	293	28,274
Apple, Inc.†	1,162	260,253
CDW Corp.	127	15,651
Cisco Systems, Inc.†	3,518	173,824
F5 Networks, Inc.†*	136	19,097
HP, Inc.†	4,043	76,494

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Motorola Solutions, Inc.†	352	$59,984
NetApp, Inc.†	555	29,143
Seagate Technology PLC (Ireland)†	514	27,648
TE Connectivity Ltd. (Switzerland)†	389	36,247
Xerox Holdings Corp.†	652	19,501

		746,116

Telecommunication Services — 4.7%
AT&T, Inc.†	6,521	246,755
CenturyLink, Inc.†(a)	3,220	40,186
Verizon Communications, Inc.†	2,530	152,711

		439,652

Transportation — 4.0%
Alaska Air Group, Inc.	277	17,980
CH Robinson Worldwide, Inc.	3	254
CSX Corp.†	1,725	119,491
Delta Air Lines, Inc.	747	43,027
Expeditors International of Washington, Inc.†	383	28,453
Norfolk Southern Corp.†	508	91,267
Southwest Airlines Co.†	1,212	65,460
Union Pacific Corp.	27	4,373

		370,305

Utilities — 2.3%
CMS Energy Corp.†	638	40,800
NRG Energy, Inc.†	763	30,215
Public Service Enterprise Group, Inc.	926	57,486
Sempra Energy	593	87,533

		216,034

TOTAL COMMON STOCKS (Cost $10,181,042)		11,331,192

TOTAL LONG POSITIONS - 121.4%		11,331,192

(Cost $10,181,042)

SHORT POSITIONS — (96.3)%
COMMON STOCKS — (96.3)%
Automobiles & Components — (0.4)%
Aptiv PLC (Jersey)	(458)	(40,038)

Banks — (2.9)%
Bank of America Corp.	(527)	(15,373)
Citigroup, Inc.	(182)	(12,573)
Citizens Financial Group, Inc.	(817)	(28,897)
Comerica, Inc.	(256)	(16,893)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Fifth Third Bancorp.	(1,284)	$(35,156)
Huntington Bancshares, Inc.	(1,852)	(26,428)
KeyCorp.	(1,720)	(30,685)
People’s United Financial, Inc.	(40)	(625)
Regions Financial Corp.	(1,798)	(28,444)
SVB Financial Group*	(47)	(9,821)
Wells Fargo & Co.	(966)	(48,725)
Zions Bancorp NA	(316)	(14,068)

		(267,688)

Capital Goods — (9.6)%
A.O. Smith Corp.	(295)	(14,074)
Allegion PLC (Ireland)	(168)	(17,413)
Boeing Co. (The)	(555)	(211,161)
Deere & Co.	(580)	(97,834)
Fastenal Co.	(983)	(32,115)
Flowserve Corp.	(233)	(10,883)
General Dynamics Corp.	(517)	(94,471)
General Electric Co.	(15,561)	(139,115)
Huntington Ingalls Industries, Inc.	(74)	(15,672)
Northrop Grumman Corp.	(188)	(70,461)
PACCAR, Inc.	(1)	(70)
Pentair PLC (Ireland)	(315)	(11,907)
Quanta Services, Inc.	(262)	(9,904)
Stanley Black & Decker, Inc.	(271)	(39,135)
Textron, Inc.	(147)	(7,197)
TransDigm Group, Inc.	(97)	(50,505)
Wabtec Corp.	(335)	(24,073)
WW Grainger, Inc.	(84)	(24,961)
Xylem, Inc.	(330)	(26,275)

		(897,226)

Commercial & Professional Services — (0.6)%
Equifax, Inc.	(125)	(17,584)
Nielsen Holdings PLC (United Kingdom)	(652)	(13,855)
Rollins, Inc.	(768)	(26,166)

		(57,605)

Consumer Durables & Apparel — (2.2)%
Capri Holdings Ltd. (British Virgin Islands)*	(270)	(8,953)
DR Horton, Inc.	(813)	(42,853)
Hanesbrands, Inc.	(652)	(9,989)
Hasbro, Inc.	(226)	(26,824)
Leggett & Platt, Inc.	(240)	(9,826)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Newell Brands, Inc.	(756)	$(14,152)
NIKE, Inc., Class B	(437)	(41,043)
NVR Inc.*	(3)	(11,152)
PulteGroup, Inc.	(644)	(23,538)
Under Armour, Inc., Class C*	(807)	(14,631)

		(202,961)

Consumer Services — (1.4)%
MGM Resorts International	(1,234)	(34,206)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(387)	(20,035)
Royal Caribbean Cruises Ltd. (Liberia)	(492)	(53,298)
Wynn Resorts Ltd.	(253)	(27,506)

		(135,045)

Diversified Financials — (3.2)%
Ameriprise Financial, Inc.	(152)	(22,359)
Bank of New York Mellon Corp. (The)	(374)	(16,909)
Capital One Financial Corp.	(175)	(15,922)
Cboe Global Markets, Inc.	(261)	(29,992)
Charles Schwab Corp. (The)	(876)	(36,643)
E*TRADE Financial Corp.	(429)	(18,743)
Goldman Sachs Group, Inc. (The)	(88)	(18,236)
Morgan Stanley	(2,476)	(105,651)
Northern Trust Corp.	(140)	(13,065)
Raymond James Financial, Inc.	(213)	(17,564)
State Street Corp.	(29)	(1,717)

		(296,801)

Energy — (7.7)%
Cimarex Energy Co.	(234)	(11,218)
Concho Resources, Inc.	(471)	(31,981)
Diamondback Energy, Inc.	(385)	(34,615)
EOG Resources, Inc.	(1,065)	(79,044)
Exxon Mobil Corp.	(2,508)	(177,090)
Halliburton Co.	(1,564)	(29,481)
Hess Corp.	(558)	(33,748)
Marathon Oil Corp.	(1,378)	(16,908)
National Oilwell Varco, Inc.	(708)	(15,010)
Noble Energy, Inc.	(1,133)	(25,447)
ONEOK, Inc.	(969)	(71,406)
Pioneer Natural Resources Co.	(316)	(39,743)
Schlumberger Ltd. (Curacao)	(2,477)	(84,639)
Williams Cos., Inc. (The)	(2,839)	(68,306)

		(718,636)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (3.0)%
Archer-Daniels-Midland Co.	(1,028)	$(42,220)
Brown-Forman Corp., Class B	(1,042)	(65,417)
Constellation Brands, Inc., Class A	(341)	(70,683)
Hormel Foods Corp.	(939)	(41,062)
Monster Beverage Corp.*	(973)	(56,492)

		(275,874)

Health Care Equipment & Services — (12.7)%
Abbott Laboratories	(2,111)	(176,627)
ABIOMED, Inc.*	(107)	(19,034)
Align Technology, Inc.*	(188)	(34,013)
Baxter International, Inc.	(913)	(79,860)
Becton Dickinson and Co.	(495)	(125,215)
Boston Scientific Corp.*	(3,262)	(132,731)
Cerner Corp.	(585)	(39,879)
Cooper Cos., Inc. (The)	(116)	(34,452)
DENTSPLY SIRONA, Inc.	(526)	(28,041)
Edwards Lifesciences Corp.*	(488)	(107,316)
HCA Healthcare, Inc.	(610)	(73,456)
Hologic, Inc.*	(511)	(25,800)
IDEXX Laboratories, Inc.*	(202)	(54,930)
Intuitive Surgical, Inc.*	(211)	(113,925)
Stryker Corp.	(155)	(33,526)
Teleflex, Inc.	(108)	(36,693)
Varian Medical Systems, Inc.*	(167)	(19,888)
Zimmer Biomet Holdings, Inc.	(375)	(51,476)

		(1,186,862)

Household & Personal Products — (0.4)%
Coty, Inc., Class A	(1,768)	(18,582)
Estee Lauder Cos., Inc. (The), Class A	(114)	(22,680)

		(41,262)

Insurance — (2.1)%
Aon PLC (United Kingdom)	(415)	(80,332)
Lincoln National Corp.	(359)	(21,655)
MetLife, Inc.	(832)	(39,237)
Principal Financial Group, Inc.	(40)	(2,286)
Prudential Financial, Inc.	(405)	(36,430)
Unum Group	(390)	(11,591)

		(191,531)

Materials — (6.7)%
Air Products & Chemicals, Inc.	(424)	(94,069)
Albemarle Corp.	(249)	(17,310)
Celanese Corp.	(96)	(11,740)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Corteva, Inc.	(1,340)	$(37,520)
Eastman Chemical Co.	(173)	(12,773)
Ecolab, Inc.	(225)	(44,559)
Freeport-McMoRan, Inc.	(3,402)	(32,557)
International Flavors & Fragrances, Inc.	(216)	(26,501)
LyondellBasell Industries NV, Class A (Netherlands)	(694)	(62,092)
Martin Marietta Materials, Inc.	(114)	(31,247)
Mosaic Co. (The)	(708)	(14,514)
Newmont Goldcorp Corp.	(1,468)	(55,667)
PPG Industries, Inc.	(434)	(51,433)
Sherwin-Williams Co. (The)	(169)	(92,928)
Vulcan Materials Co.	(242)	(36,600)

		(621,510)

Media & Entertainment — (3.7)%
Electronic Arts, Inc.*	(453)	(44,313)
Netflix, Inc.*	(682)	(182,517)
Take-Two Interactive Software, Inc.*	(266)	(33,341)
TripAdvisor, Inc.*	(326)	(12,610)
Twitter, Inc.*	(1,789)	(73,707)

		(346,488)

Pharmaceuticals, Biotechnology & Life Sciences — (6.2)%
Agilent Technologies, Inc.	(284)	(21,763)
Illumina, Inc.*	(347)	(105,564)
Incyte Corp.*	(513)	(38,080)
IQVIA Holdings, Inc.*	(459)	(68,565)
Mettler-Toledo International, Inc.*	(45)	(31,698)
Mylan NV (Netherlands)*	(948)	(18,751)
Nektar Therapeutics*	(410)	(7,468)
PerkinElmer, Inc.	(203)	(17,290)
Pfizer, Inc.	(1,872)	(67,261)
Regeneron Pharmaceuticals, Inc.*	(30)	(8,322)
Thermo Fisher Scientific, Inc.	(363)	(105,731)
Vertex Pharmaceuticals, Inc.*	(524)	(88,776)

		(579,269)

Real Estate — (2.7)%
CBRE Group, Inc., Class A*	(599)	(31,753)
Crown Castle International Corp., REIT	(638)	(88,688)
Equinix, Inc., REIT	(55)	(31,724)
Iron Mountain, Inc., REIT	(673)	(21,798)
SBA Communications Corp., REIT	(111)	(26,768)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Simon Property Group, Inc., REIT	(93)	$(14,475)
Weyerhaeuser Co., REIT	(1,277)	(35,373)

		(250,579)

Retailing — (2.3)%
Booking Holdings, Inc.*	(26)	(51,028)
CarMax, Inc.*	(17)	(1,496)
Dollar Tree, Inc.*	(81)	(9,247)
Expedia Group, Inc.	(286)	(38,441)
Gap, Inc. (The)	(674)	(11,701)
Genuine Parts Co.	(261)	(25,993)
Macy’s, Inc.	(553)	(8,594)
Nordstrom, Inc.	(17)	(572)
O’Reilly Automotive, Inc.*	(131)	(52,205)
Tiffany & Co.	(212)	(19,638)

		(218,915)

Semiconductors & Semiconductor Equipment — (7.2)%
Advanced Micro Devices, Inc.*	(2,782)	(80,650)
Broadcom, Inc.	(462)	(127,544)
KLA Corp.	(297)	(47,357)
Maxim Integrated Products, Inc.	(637)	(36,889)
Microchip Technology, Inc.	(474)	(44,039)
NVIDIA Corp.	(1,194)	(207,840)
Skyworks Solutions, Inc.	(306)	(24,250)
Texas Instruments, Inc.	(828)	(107,011)

		(675,580)

Software & Services — (5.9)%
Adobe, Inc.*	(564)	(155,805)
Akamai Technologies, Inc.*	(383)	(34,999)
ANSYS, Inc.*	(149)	(32,983)
Autodesk, Inc.*	(462)	(68,237)
Fidelity National Information Services, Inc.	(111)	(14,736)
Fiserv, Inc.*	(1)	(104)
Fortinet, Inc.*	(394)	(30,243)
Gartner, Inc.*	(154)	(22,020)
Jack Henry & Associates, Inc.	(133)	(19,414)
salesforce.com, Inc.*	(887)	(131,666)
Symantec Corp.	(1,447)	(34,193)
Synopsys, Inc.*	(59)	(8,098)
VeriSign, Inc.*	(4)	(755)

		(553,253)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (1.5)%
Arista Networks, Inc.*	(141)	$(33,688)
Corning, Inc.	(1,446)	(41,240)
FLIR Systems, Inc.	(241)	(12,674)
IPG Photonics Corp.*	(125)	(16,950)
Western Digital Corp.	(537)	(32,027)

		(136,579)

Transportation — (1.6)%
American Airlines Group, Inc.	(815)	(21,981)
FedEx Corp.	(447)	(65,070)
JB Hunt Transport Services, Inc.	(251)	(27,773)
United Parcel Service, Inc., Class B	(291)	(34,868)

		(149,692)

Utilities — (12.3)%
Alliant Energy Corp.	(513)	(27,666)
Ameren Corp.	(450)	(36,022)
American Electric Power Co., Inc.	(905)	(84,789)
American Water Works Co., Inc.	(332)	(41,244)
Atmos Energy Corp.	(276)	(31,434)
CenterPoint Energy, Inc.	(921)	(27,796)
Consolidated Edison, Inc.	(618)	(58,383)
Dominion Energy, Inc.	(1,473)	(119,372)
DTE Energy Co.	(92)	(12,232)
Duke Energy Corp.	(1,336)	(128,069)
Edison International	(764)	(57,621)
Entergy Corp.	(449)	(52,695)
Evergy, Inc.	(5)	(333)
Eversource Energy	(582)	(49,744)
Exelon Corp.	(1,783)	(86,137)
FirstEnergy Corp.	(975)	(47,024)
NextEra Energy, Inc.	(561)	(130,707)
NiSource, Inc.	(875)	(26,180)
Pinnacle West Capital Corp.	(206)	(19,996)
PPL Corp.	(616)	(19,398)
Southern Co. (The)	(19)	(1,174)
WEC Energy Group, Inc.	(277)	(26,343)
Xcel Energy, Inc.	(944)	(61,256)

		(1,145,615)

TOTAL COMMON STOCK (Proceeds $8,843,492)		(8,989,009)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

September 30, 2019

Value

TOTAL SECURITES SOLD SHORT - (96.3)%	$(8,989,009)

(Proceeds $8,843,492)

OTHER ASSETS IN EXCESS OF LIABILITIES - 74.9%	6,993,425

NET ASSETS - 100.0%	$9,335,608

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $85,038, which was collateralized by $86,098 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 10/15/2019 - 2/15/2049.

*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
LONG POSITIONS — 153.2%
COMMON STOCKS — 153.2%
Automobiles & Components — 1.1%
BorgWarner, Inc.†	97	$3,558
Ford Motor Co.†	2,755	25,236
General Motors Co.	94	3,523
Harley-Davidson, Inc.	10	360

		32,677

Banks — 2.3%
Bank of America Corp.†	500	14,585
BB&T Corp.	51	2,722
Citigroup, Inc.†	137	9,464
First Republic Bank	11	1,064
JPMorgan Chase & Co.†	216	25,421
People’s United Financial, Inc.	6	94
PNC Financial Services Group, Inc. (The)†	27	3,784
SunTrust Banks, Inc.†	30	2,064
SVB Financial Group*	4	836
US Bancorp†	107	5,921
Wells Fargo & Co.†	10	504

		66,459

Capital Goods — 13.4%
3M Co.†	163	26,797
Allegion PLC (Ireland)	3	311
AMETEK, Inc.†	52	4,775
Arconic, Inc.†	92	2,392
Caterpillar, Inc.†	38	4,800
Cummins, Inc.†	125	20,334
Dover Corp.†	20	1,991
Eaton Corp. PLC (Ireland)†	288	23,947
Emerson Electric Co.†	364	24,337
Fortive Corp.†	24	1,645
Fortune Brands Home & Security, Inc.	4	219
Honeywell International, Inc.†	294	49,745
IDEX Corp.	5	819
Illinois Tool Works, Inc.†	144	22,535
Ingersoll-Rand PLC (Ireland)†	191	23,533
Jacobs Engineering Group, Inc.	94	8,601
Johnson Controls International PLC (Ireland)†	630	27,651
L3Harris Technologies, Inc.†	82	17,108
Lockheed Martin Corp.†	185	72,161
Masco Corp.†	35	1,459
PACCAR, Inc.	4	280
Parker-Hannifin Corp.†	89	16,074

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Raytheon Co.†	2	$392
Rockwell Automation, Inc.	7	1,154
Roper Technologies, Inc.†	7	2,496
Snap-on, Inc.	39	6,105
Textron, Inc.	16	783
TransDigm Group, Inc.†	4	2,083
United Rentals, Inc.*	53	6,606
United Technologies Corp.†	165	22,526

		393,659

Commercial & Professional Services — 1.2%
Cintas Corp.	26	6,971
Copart, Inc.*	16	1,285
IHS Markit Ltd. (Bermuda)*	27	1,806
Republic Services, Inc.†	181	15,666
Robert Half International, Inc.†	95	5,288
Verisk Analytics, Inc.	11	1,740
Waste Management, Inc.†	33	3,795

		36,551

Consumer Durables & Apparel — 1.5%
Garmin Ltd. (Switzerland)†	28	2,371
Hasbro, Inc.†	9	1,068
Lennar Corp., Class A	22	1,229
Mohawk Industries, Inc.*	26	3,226
PVH Corp.†	53	4,676
Ralph Lauren Corp.†	54	5,155
Tapestry, Inc.†	20	521
VF Corp.†	288	25,629
Whirlpool Corp.	4	633

		44,508

Consumer Services — 2.1%
Carnival Corp. (Panama)	213	9,310
Darden Restaurants, Inc.	9	1,064
H&R Block, Inc.	14	331
Hilton Worldwide Holdings, Inc.	46	4,283
Marriott International, Inc., Class A	22	2,736
McDonald’s Corp.†	51	10,950
Starbucks Corp.†	81	7,162
Yum! Brands, Inc.†	219	24,841

		60,677

Diversified Financials — 9.7%
Affiliated Managers Group, Inc.	41	3,417
American Express Co.†	210	24,839
Ameriprise Financial, Inc.	9	1,324

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Berkshire Hathaway, Inc., Class B†*	165	$34,323
BlackRock, Inc.†	107	47,683
Discover Financial Services†	239	19,381
Franklin Resources, Inc.†	350	10,101
Goldman Sachs Group, Inc. (The)†	22	4,559
Intercontinental Exchange, Inc.†	291	26,851
Invesco Ltd. (Bermuda)†	320	5,421
MarketAxess Holdings, Inc.	2	655
Moody’s Corp.†	131	26,833
MSCI, Inc.	6	1,307
Nasdaq, Inc.†	115	11,425
S&P Global, Inc.†	170	41,647
State Street Corp.	17	1,006
Synchrony Financial†	45	1,534
T Rowe Price Group, Inc.†	189	21,593

		283,899

Energy — 7.7%
Apache Corp.	25	640
Cabot Oil & Gas Corp.	291	5,113
Chevron Corp.†	532	63,095
ConocoPhillips†	782	44,558
Devon Energy Corp.†	375	9,023
Helmerich & Payne, Inc.	76	3,045
HollyFrontier Corp.†	136	7,295
Kinder Morgan, Inc.†	773	15,932
Marathon Oil Corp.	54	663
Marathon Petroleum Corp.	433	26,305
Occidental Petroleum Corp.†	401	17,832
Phillips 66†	6	614
TechnipFMC PLC (United Kingdom)	308	7,435
Valero Energy Corp.†	288	24,549

		226,099

Food & Staples Retailing — 4.8%
Costco Wholesale Corp.	30	8,643
Kroger Co. (The)	54	1,392
Sysco Corp.†	377	29,934
Walgreens Boots Alliance, Inc.†	703	38,883
Walmart, Inc.†	510	60,527

		139,379

Food, Beverage & Tobacco — 9.1%
Altria Group, Inc.†	1,276	52,188
Campbell Soup Co.†	25	1,173
Coca-Cola Co. (The)†	446	24,280

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Conagra Brands, Inc.†	338	$10,370
General Mills, Inc.†	459	25,300
Hershey Co. (The)†	146	22,629
JM Smucker Co. (The)†	8	880
Kellogg Co.	219	14,093
Kraft Heinz Co. (The)†	854	23,856
Molson Coors Brewing Co., Class B	14	805
Mondelez International, Inc., Class A†	641	35,460
PepsiCo, Inc.†	215	29,476
Philip Morris International, Inc.†	326	24,753
Tyson Foods, Inc., Class A†	15	1,292

		266,555

Health Care Equipment & Services — 8.4%
AmerisourceBergen Corp.†	143	11,773
Anthem, Inc.†	103	24,730
Cardinal Health, Inc.†	233	10,995
Centene Corp.†*	289	12,502
Cigna Corp.	29	4,402
CVS Health Corp.†	910	57,394
Danaher Corp.†	48	6,933
DaVita, Inc.*	115	6,563
Henry Schein, Inc.†*	105	6,668
Humana, Inc.†	93	23,777
Laboratory Corp. of America Holdings†*	5	840
McKesson Corp.†	128	17,492
Medtronic PLC (Ireland)†	104	11,296
Quest Diagnostics, Inc.†	93	9,954
ResMed, Inc.	9	1,216
UnitedHealth Group, Inc.†	141	30,642
Universal Health Services, Inc., Class B	54	8,033
WellCare Health Plans, Inc.*	3	778

		245,988

Household & Personal Products — 2.4%
Church & Dwight Co., Inc.†	16	1,204
Clorox Co. (The)†	8	1,215
Colgate-Palmolive Co.†	452	33,227
Kimberly-Clark Corp.	88	12,500
Procter & Gamble Co. (The)†	174	21,642

		69,788

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — 4.1%
Aflac, Inc.†	251	$13,132
Allstate Corp. (The)†	90	9,781
American International Group, Inc.	58	3,231
Aon PLC (United Kingdom)†	18	3,484
Arthur J Gallagher & Co.†	130	11,644
Assurant, Inc.	42	5,284
Chubb Ltd. (Switzerland)	31	5,005
Cincinnati Financial Corp.†	114	13,300
Everest Re Group Ltd. (Bermuda)	2	532
Globe Life, Inc.	10	958
Hartford Financial Services Group, Inc. (The)†	142	8,607
Loews Corp.†	21	1,081
Marsh & McLennan Cos., Inc.†	296	29,615
Principal Financial Group, Inc.	5	286
Progressive Corp. (The)†	67	5,176
Travelers Cos., Inc. (The)†	44	6,542
Willis Towers Watson PLC (Ireland)†	9	1,737

		119,395

Materials — 6.5%
Amcor PLC (Jersey)	109	1,063
Avery Dennison Corp.†	68	7,723
Ball Corp.†	23	1,675
Celanese Corp.	8	978
CF Industries Holdings, Inc.†	152	7,478
Dow, Inc.†	511	24,349
DuPont de Nemours, Inc.†	520	37,081
FMC Corp.	90	7,891
International Paper Co.†	311	13,006
Linde PLC (Ireland)†	364	70,514
Nucor Corp.†	20	1,018
Packaging Corp. of America†	74	7,851
Sealed Air Corp.†	58	2,408
Westrock Co.	178	6,488

		189,523

Media & Entertainment — 8.4%
Activision Blizzard, Inc.†	52	2,752
Alphabet, Inc., Class A†*	46	56,172
CBS Corp., Class B, non-voting shares†	261	10,537
Charter Communications, Inc., Class A†*	66	27,200
Comcast Corp., Class A†	1,214	54,727
Discovery, Inc., Class A(a)*	48	1,278

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
DISH Network Corp., Class A*	325	$11,073
Facebook, Inc., Class A†*	192	34,191
Fox Corp., Class A†	436	13,749
Interpublic Group of Cos., Inc. (The)	26	561
News Corp., Class A	14	195
Omnicom Group, Inc.†	152	11,902
Viacom, Inc., Class B†	278	6,680
Walt Disney Co. (The)†	120	15,638

		246,655

Pharmaceuticals, Biotechnology & Life Sciences — 13.6%
AbbVie, Inc.†	632	47,855
Alexion Pharmaceuticals, Inc.*	86	8,423
Allergan PLC (Ireland)	22	3,702
Amgen, Inc.†	40	7,740
Biogen, Inc.†*	142	33,060
Bristol-Myers Squibb Co.†	1,216	61,663
Celgene Corp.†*	544	54,019
Eli Lilly & Co.†	65	7,269
Gilead Sciences, Inc.†	484	30,676
Johnson & Johnson†	515	66,631
Merck & Co., Inc.†	781	65,745
Perrigo Co. PLC (Ireland)	94	5,254
Waters Corp.*	4	893
Zoetis, Inc.	32	3,987

		396,917

Real Estate — 1.8%
Alexandria Real Estate Equities, Inc., REIT†	8	1,232
Apartment Investment & Management Co., Class A, REIT	10	521
AvalonBay Communities, Inc., REIT	9	1,938
Boston Properties, Inc., REIT	11	1,426
Duke Realty Corp., REIT	26	883
Equity Residential, REIT	49	4,227
Essex Property Trust, Inc., REIT	4	1,307
Extra Space Storage, Inc., REIT	11	1,285
Federal Realty Investment Trust, REIT	5	681
HCP, Inc., REIT	33	1,176
Host Hotels & Resorts, Inc., REIT	49	847
Macerich Co. (The), REIT	10	316
Mid-America Apartment Communities, Inc., REIT	7	910
Prologis, Inc., REIT†	174	14,828

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Public Storage, REIT	11	$2,698
Realty Income Corp., REIT†	187	14,339
SL Green Realty Corp., REIT	2	164
UDR, Inc., REIT†	38	1,842
Welltower, Inc., REIT†	28	2,538

		53,158

Retailing — 11.3%
Advance Auto Parts, Inc.	4	662
Amazon.com, Inc.†*	8	13,887
AutoZone, Inc.†*	17	18,439
Best Buy Co., Inc.†	187	12,901
Dollar General Corp.†	182	28,927
eBay, Inc.†	748	29,157
Home Depot, Inc. (The)†	384	89,096
Kohl’s Corp.†	113	5,612
L Brands, Inc.	18	353
LKQ Corp.†*	220	6,919
Lowe’s Cos., Inc.†	502	55,200
Nordstrom, Inc.(a)	2	67
Ross Stores, Inc.†	53	5,822
Target Corp.†	359	38,381
TJX Cos., Inc. (The)†	450	25,083
Tractor Supply Co.	9	814
Ulta Beauty, Inc.*	4	1,003

		332,323

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	25	2,793
Applied Materials, Inc.†	751	37,475
Intel Corp.	299	15,407
Lam Research Corp.†	124	28,658
Qorvo, Inc.*	85	6,302
QUALCOMM, Inc.	82	6,255
Xilinx, Inc.†	172	16,495

		113,385

Software & Services — 16.5%
Accenture PLC, Class A (Ireland)†	353	67,900
Alliance Data Systems Corp.	38	4,869
Automatic Data Processing, Inc.†	134	21,630
Broadridge Financial Solutions, Inc.†	80	9,954
Cadence Design Systems, Inc.*	19	1,256
Cognizant Technology Solutions Corp., Class A†	38	2,290
DXC Technology Co.†	219	6,460

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fiserv, Inc.*	20	$2,072
FleetCor Technologies, Inc.†*	59	16,920
Global Payments, Inc.	11	1,749
International Business Machines Corp.†	542	78,818
Intuit, Inc.†	98	26,062
Leidos Holdings, Inc.	100	8,588
Mastercard, Inc., Class A†	68	18,467
Microsoft Corp.†	516	71,739
Oracle Corp.†	1,453	79,959
Paychex, Inc.†	252	20,858
PayPal Holdings, Inc.†*	72	7,458
Synopsys, Inc.*	10	1,373
VeriSign, Inc.*	8	1,509
Visa, Inc., Class A†	147	25,285
Western Union Co. (The)	344	7,970

		483,186

Technology Hardware & Equipment — 11.3%
Amphenol Corp., Class A†	96	9,264
Apple, Inc.†	607	135,950
CDW Corp.	91	11,215
Cisco Systems, Inc.†	1,642	81,131
F5 Networks, Inc.†*	42	5,898
Hewlett Packard Enterprise Co.†	842	12,773
HP, Inc.†	1,209	22,874
Juniper Networks, Inc.	24	594
Keysight Technologies, Inc.*	12	1,167
Motorola Solutions, Inc.†	59	10,054
NetApp, Inc.†	170	8,927
Seagate Technology PLC (Ireland)†	19	1,022
TE Connectivity Ltd. (Switzerland)†	250	23,295
Xerox Holdings Corp.†	191	5,713

		329,877

Telecommunication Services — 5.0%
AT&T, Inc.†	2,308	87,335
CenturyLink, Inc.†	840	10,483
T-Mobile US, Inc.*	57	4,490
Verizon Communications, Inc.†	742	44,787

		147,095

Transportation — 5.5%
Alaska Air Group, Inc.	85	5,517
CH Robinson Worldwide, Inc.	22	1,865
CSX Corp.†	555	38,445

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Delta Air Lines, Inc.	446	$25,690
Expeditors International of Washington, Inc.†	120	8,915
Kansas City Southern.	15	1,995
Norfolk Southern Corp.†	183	32,878
Southwest Airlines Co.†	373	20,146
Union Pacific Corp.†	144	23,325
United Airlines Holdings, Inc.*	17	1,503

		160,279

Utilities — 1.6%
AES Corp.†	44	719
CMS Energy Corp.	75	4,796
NRG Energy, Inc.†	226	8,950
Public Service Enterprise Group, Inc.	71	4,408
Sempra Energy	189	27,898

		46,771

TOTAL COMMON STOCKS (Cost $4,121,421)		4,484,803

TOTAL LONG POSITIONS - 153.2%		4,484,803

(Cost $4,121,421)

SHORT POSITIONS — (92.7)%
COMMON STOCKS — (92.7)%
Automobiles & Components — (0.4)%
Aptiv PLC (Jersey)	(143)	(12,501)

Banks — (2.0)%
Citizens Financial Group, Inc.	(256)	(9,056)
Comerica, Inc.	(83)	(5,477)
Fifth Third Bancorp.	(408)	(11,171)
Huntington Bancshares, Inc.	(580)	(8,277)
KeyCorp.	(554)	(9,883)
M&T Bank Corp.	(19)	(3,001)
Regions Financial Corp.	(560)	(8,859)
Zions Bancorp NA	(99)	(4,407)

		(60,131)

Capital Goods — (8.9)%
A.O. Smith Corp.	(92)	(4,389)
Boeing Co. (The)	(152)	(57,831)
Deere & Co.	(176)	(29,688)
Fastenal Co.	(312)	(10,193)
Flowserve Corp.	(73)	(3,410)
General Dynamics Corp.	(161)	(29,420)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Electric Co.	(4,841)	$(43,279)
Huntington Ingalls Industries, Inc.	(23)	(4,871)
Northrop Grumman Corp.	(92)	(34,481)
Pentair PLC (Ireland)	(96)	(3,629)
Quanta Services, Inc.	(81)	(3,062)
Stanley Black & Decker, Inc.	(85)	(12,275)
Wabtec Corp.	(104)	(7,473)
WW Grainger, Inc.	(31)	(9,212)
Xylem, Inc.	(101)	(8,042)

		(261,255)

Commercial & Professional Services — (0.7)%
Equifax, Inc.	(69)	(9,706)
Nielsen Holdings PLC (United Kingdom)	(200)	(4,250)
Rollins, Inc.	(205)	(6,984)

		(20,940)

Consumer Durables & Apparel — (1.4)%
Capri Holdings Ltd. (British Virgin Islands)*	(84)	(2,785)
DR Horton, Inc.	(235)	(12,387)
Hanesbrands, Inc.	(203)	(3,110)
Leggett & Platt, Inc.	(74)	(3,030)
Newell Brands, Inc.	(235)	(4,399)
NVR Inc.*	(1)	(3,717)
PulteGroup, Inc.	(177)	(6,469)
Under Armour, Inc., Class C*	(251)	(4,551)

		(40,448)

Consumer Services — (1.2)%
MGM Resorts International	(332)	(9,203)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(120)	(6,212)
Royal Caribbean Cruises Ltd. (Liberia)	(130)	(14,083)
Wynn Resorts Ltd.	(67)	(7,284)

		(36,782)

Diversified Financials — (3.1)%
Bank of New York Mellon Corp. (The)	(369)	(16,683)
Capital One Financial Corp.	(27)	(2,456)
Cboe Global Markets, Inc.	(69)	(7,929)
Charles Schwab Corp. (The)	(207)	(8,659)
CME Group, Inc.	(59)	(12,469)
E*TRADE Financial Corp.	(134)	(5,854)
Morgan Stanley	(669)	(28,546)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Northern Trust Corp.	(32)	$(2,986)
Raymond James Financial, Inc.	(49)	(4,041)

		(89,623)

Energy — (6.6)%
Cimarex Energy Co.	(59)	(2,828)
Concho Resources, Inc.	(125)	(8,488)
Diamondback Energy, Inc.	(95)	(8,541)
EOG Resources, Inc.	(326)	(24,196)
Exxon Mobil Corp.	(624)	(44,061)
Halliburton Co.	(487)	(9,180)
Hess Corp.	(171)	(10,342)
National Oilwell Varco, Inc.	(217)	(4,600)
Noble Energy, Inc.	(302)	(6,783)
ONEOK, Inc.	(256)	(18,865)
Pioneer Natural Resources Co.	(98)	(12,325)
Schlumberger Ltd. (Curacao)	(772)	(26,379)
Williams Cos., Inc. (The)	(705)	(16,962)

		(193,550)

Food, Beverage & Tobacco — (3.5)%
Archer-Daniels-Midland Co.	(316)	(12,978)
Brown-Forman Corp., Class B	(300)	(18,834)
Constellation Brands, Inc., Class A	(106)	(21,972)
Hormel Foods Corp.	(300)	(13,119)
Lamb Weston Holdings, Inc.	(82)	(5,963)
McCormick & Co., Inc., non-voting shares	(74)	(11,566)
Monster Beverage Corp.*	(306)	(17,766)

		(102,198)

Health Care Equipment & Services — (11.9)%
Abbott Laboratories	(656)	(54,888)
ABIOMED, Inc.*	(28)	(4,981)
Align Technology, Inc.*	(44)	(7,960)
Baxter International, Inc.	(284)	(24,842)
Becton Dickinson and Co.	(151)	(38,197)
Boston Scientific Corp.*	(865)	(35,197)
Cerner Corp.	(182)	(12,407)
Cooper Cos., Inc. (The)	(28)	(8,316)
DENTSPLY SIRONA, Inc.	(133)	(7,090)
Edwards Lifesciences Corp.*	(130)	(28,588)
HCA Healthcare, Inc.	(190)	(22,880)
Hologic, Inc.*	(163)	(8,230)
IDEXX Laboratories, Inc.*	(54)	(14,684)
Intuitive Surgical, Inc.*	(64)	(34,556)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Stryker Corp.	(61)	$(13,194)
Teleflex, Inc.	(27)	(9,173)
Varian Medical Systems, Inc.*	(57)	(6,788)
Zimmer Biomet Holdings, Inc.	(122)	(16,747)

		(348,718)

Household & Personal Products — (0.4)%
Coty, Inc., Class A	(469)	(4,929)
Estee Lauder Cos., Inc. (The), Class A	(31)	(6,167)

		(11,096)

Insurance — (0.9)%
Lincoln National Corp.	(112)	(6,756)
MetLife, Inc.	(213)	(10,045)
Prudential Financial, Inc.	(72)	(6,476)
Unum Group	(120)	(3,566)

		(26,843)

Materials — (6.5)%
Air Products & Chemicals, Inc.	(137)	(30,395)
Albemarle Corp.	(66)	(4,588)
Corteva, Inc.	(417)	(11,676)
Eastman Chemical Co.	(7)	(517)
Ecolab, Inc.	(116)	(22,973)
Freeport-McMoRan, Inc.	(841)	(8,048)
International Flavors & Fragrances, Inc.	(64)	(7,852)
LyondellBasell Industries NV, Class A (Netherlands)	(205)	(18,341)
Martin Marietta Materials, Inc.	(35)	(9,594)
Mosaic Co. (The)	(217)	(4,449)
Newmont Goldcorp Corp.	(457)	(17,329)
PPG Industries, Inc.	(133)	(15,762)
Sherwin-Williams Co. (The)	(51)	(28,043)
Vulcan Materials Co.	(74)	(11,192)

		(190,759)

Media & Entertainment — (2.7)%
Electronic Arts, Inc.*	(140)	(13,695)
Netflix, Inc.*	(132)	(35,326)
Take-Two Interactive Software, Inc.*	(71)	(8,899)
TripAdvisor, Inc.*	(90)	(3,481)
Twitter, Inc.*	(430)	(17,716)

		(79,117)

Pharmaceuticals, Biotechnology & Life Sciences — (5.6)%
Agilent Technologies, Inc.	(92)	(7,050)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Illumina, Inc.*	(82)	$(24,946)
Incyte Corp.*	(136)	(10,095)
IQVIA Holdings, Inc.*	(126)	(18,822)
Mettler-Toledo International, Inc.*	(14)	(9,862)
Mylan NV (Netherlands)*	(291)	(5,756)
Nektar Therapeutics*	(99)	(1,803)
PerkinElmer, Inc.	(62)	(5,281)
Pfizer, Inc.	(617)	(22,169)
Regeneron Pharmaceuticals, Inc.*	(6)	(1,664)
Thermo Fisher Scientific, Inc.	(98)	(28,544)
Vertex Pharmaceuticals, Inc.*	(162)	(27,446)

		(163,438)

Real Estate — (6.4)%
American Tower Corp., REIT	(103)	(22,776)
CBRE Group, Inc., Class A*	(186)	(9,860)
Crown Castle International Corp., REIT	(259)	(36,004)
Digital Realty Trust, Inc., REIT	(113)	(14,669)
Equinix, Inc., REIT	(48)	(27,686)
Iron Mountain, Inc., REIT	(178)	(5,765)
Kimco Realty Corp., REIT	(10)	(209)
Regency Centers Corp., REIT	(93)	(6,463)
SBA Communications Corp., REIT	(71)	(17,122)
Simon Property Group, Inc., REIT	(156)	(24,281)
Ventas, Inc., REIT	(104)	(7,595)
Vornado Realty Trust, REIT	(39)	(2,483)
Weyerhaeuser Co., REIT	(412)	(11,412)

		(186,325)

Retailing — (2.9)%
Booking Holdings, Inc.*	(8)	(15,701)
CarMax, Inc.*	(31)	(2,728)
Dollar Tree, Inc.*	(131)	(14,955)
Expedia Group, Inc.	(97)	(13,038)
Gap, Inc. (The).	(209)	(3,628)
Genuine Parts Co.	(82)	(8,166)
Macy’s, Inc.	(172)	(2,673)
O’Reilly Automotive, Inc.*	(43)	(17,136)
Tiffany & Co.	(67)	(6,206)

		(84,231)

Semiconductors & Semiconductor Equipment — (6.1)%
Advanced Micro Devices, Inc.*	(669)	(19,394)
Broadcom, Inc.	(111)	(30,644)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
KLA Corp.	(91)	$(14,510)
Maxim Integrated Products, Inc.	(162)	(9,381)
Microchip Technology, Inc.	(147)	(13,658)
Micron Technology, Inc.*	(620)	(26,567)
NVIDIA Corp.	(232)	(40,384)
Skyworks Solutions, Inc.	(95)	(7,529)
Texas Instruments, Inc.	(119)	(15,380)

		(177,447)

Software & Services — (4.5)%
Adobe, Inc.*	(102)	(28,178)
Akamai Technologies, Inc.*	(100)	(9,138)
ANSYS, Inc.*	(47)	(10,404)
Autodesk, Inc.*	(122)	(18,019)
Citrix Systems, Inc.	(73)	(7,046)
Fidelity National Information Services, Inc.	(50)	(6,638)
Fortinet, Inc.*	(98)	(7,523)
Gartner, Inc.*	(50)	(7,150)
Jack Henry & Associates, Inc.	(44)	(6,423)
salesforce.com, Inc.*	(148)	(21,969)
Symantec Corp.	(394)	(9,310)

		(131,798)

Technology Hardware & Equipment — (1.2)%
Arista Networks, Inc.*	(16)	(3,823)
Corning, Inc.	(443)	(12,634)
FLIR Systems, Inc.	(77)	(4,049)
IPG Photonics Corp.*	(31)	(4,204)
Western Digital Corp.	(166)	(9,900)

		(34,610)

Transportation — (1.4)%
American Airlines Group, Inc.	(250)	(6,743)
FedEx Corp.	(144)	(20,962)
JB Hunt Transport Services, Inc.	(69)	(7,635)
United Parcel Service, Inc., Class B	(43)	(5,152)

		(40,492)

Utilities — (14.4)%
Alliant Energy Corp.	(148)	(7,982)
Ameren Corp.	(139)	(11,127)
American Electric Power Co., Inc.	(295)	(27,639)
American Water Works Co., Inc.	(102)	(12,671)
Atmos Energy Corp.	(67)	(7,631)
CenterPoint Energy, Inc.	(282)	(8,511)
Consolidated Edison, Inc.	(195)	(18,422)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

September 30, 2019

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Dominion Energy, Inc.	(451)	$(36,549)
DTE Energy Co.	(27)	(3,590)
Duke Energy Corp.	(411)	(39,398)
Edison International	(187)	(14,104)
Entergy Corp.	(113)	(13,262)
Evergy, Inc.	(138)	(9,185)
Eversource Energy	(180)	(15,385)
Exelon Corp.	(547)	(26,426)
FirstEnergy Corp.	(300)	(14,469)
NextEra Energy, Inc.	(267)	(62,208)
NiSource, Inc.	(226)	(6,762)
Pinnacle West Capital Corp.	(63)	(6,115)
PPL Corp.	(407)	(12,816)
Southern Co. (The)	(480)	(29,650)
WEC Energy Group, Inc.	(176)	(16,738)
Xcel Energy, Inc.	(318)	(20,635)

		(421,275)

TOTAL COMMON STOCK (Proceeds $2,655,703)		(2,713,577)

TOTAL SECURITES SOLD SHORT - (92.7)%		(2,713,577)

(Proceeds $2,655,703)
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.5%		1,156,622

NET ASSETS - 100.0%		$2,927,848

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
LONG POSITIONS — 99.4%
COMMON STOCKS — 99.4%
Automobiles & Components — 0.7%
BorgWarner, Inc.†	59	$2,164
Ford Motor Co.†	1,349	12,357
General Motors Co.†	83	3,111
Harley-Davidson, Inc.(a)	9	324

		17,956

Banks — 2.5%
Bank of America Corp.†	524	15,285
BB&T Corp.†(a)	45	2,402
Citigroup, Inc.†	133	9,188
First Republic Bank	10	967
JPMorgan Chase & Co.†	191	22,479
People’s United Financial, Inc.	9	141
PNC Financial Services Group, Inc. (The)†	26	3,644
SunTrust Banks, Inc.†	27	1,858
SVB Financial Group*	4	836
US Bancorp†	95	5,257
Wells Fargo & Co.†	42	2,119

		64,176

Capital Goods — 7.9%
3M Co.†	92	15,125
AMETEK, Inc.†	30	2,755
Arconic, Inc.	28	728
Caterpillar, Inc.†	34	4,295
Cummins, Inc.†	59	9,598
Dover Corp.	4	398
Eaton Corp. PLC (Ireland)†	141	11,724
Emerson Electric Co.†	175	11,700
Fortive Corp.†	21	1,440
Fortune Brands Home & Security, Inc.	2	109
Honeywell International, Inc.†	152	25,718
IDEX Corp.	4	656
Illinois Tool Works, Inc.†	82	12,832
Ingersoll-Rand PLC (Ireland)†	91	11,212
Jacobs Engineering Group, Inc.†	47	4,300
Johnson Controls International PLC (Ireland)†	308	13,518
L3Harris Technologies, Inc.†	40	8,346
Lockheed Martin Corp.†	91	35,495
Masco Corp.	17	709
PACCAR, Inc.	15	1,050
Parker-Hannifin Corp.†	44	7,947
Rockwell Automation, Inc.	7	1,154

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Roper Technologies, Inc.†	7	$2,496
Snap-on, Inc.†	19	2,974
Textron, Inc.	14	685
TransDigm Group, Inc.†	3	1,562
United Rentals, Inc.†*	26	3,241
United Technologies Corp.†	93	12,696

		204,463

Commercial & Professional Services — 0.9%
Cintas Corp.†	20	5,362
Copart, Inc.*	14	1,125
IHS Markit Ltd. (Bermuda)†*	24	1,605
Republic Services, Inc.†	100	8,655
Robert Half International, Inc.†	45	2,505
Verisk Analytics, Inc.†	10	1,581
Waste Management, Inc.†	20	2,300

		23,133

Consumer Durables & Apparel — 0.9%
Garmin Ltd. (Switzerland)	12	1,016
Hasbro, Inc.	5	593
Lennar Corp., Class A†	19	1,061
Mohawk Industries, Inc.†*	9	1,117
NIKE, Inc., Class B†	30	2,818
PVH Corp.†	26	2,294
Ralph Lauren Corp.†(a)	27	2,578
Tapestry, Inc.(a)	17	443
VF Corp.†	138	12,281
Whirlpool Corp.	3	475

		24,676

Consumer Services — 1.7%
Carnival Corp. (Panama)	230	10,053
Chipotle Mexican Grill, Inc.*	1	840
Darden Restaurants, Inc.	8	946
H&R Block, Inc.†(a)	13	307
Hilton Worldwide Holdings, Inc.†	24	2,235
Marriott International, Inc., Class A†	19	2,363
McDonald’s Corp.†	46	9,877
Starbucks Corp.†	73	6,455
Yum! Brands, Inc.†	94	10,662

		43,738

Diversified Financials — 6.2%
Affiliated Managers Group, Inc.†	20	1,667
American Express Co.†	112	13,247
Ameriprise Financial, Inc.	8	1,177

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Berkshire Hathaway, Inc., Class B†*	146	$30,371
BlackRock, Inc.†	52	23,173
Capital One Financial Corp.	9	819
Discover Financial Services†	114	9,244
Franklin Resources, Inc.†(a)	171	4,935
Goldman Sachs Group, Inc. (The)†	19	3,937
Intercontinental Exchange, Inc.†	161	14,855
Invesco Ltd. (Bermuda)†(a)	151	2,558
MarketAxess Holdings, Inc.	2	655
Moody’s Corp.†	64	13,109
MSCI, Inc.	6	1,306
Nasdaq, Inc.†	57	5,663
S&P Global, Inc.†	84	20,578
State Street Corp.	22	1,302
Synchrony Financial	40	1,364
T Rowe Price Group, Inc.†	90	10,282

		160,242

Energy — 4.4%
Apache Corp.(a)	23	589
Cabot Oil & Gas Corp.†	142	2,495
Chevron Corp.†	296	35,106
ConocoPhillips†	382	21,766
Devon Energy Corp.†	179	4,307
Helmerich & Payne, Inc.†	38	1,523
Hess Corp.	2	121
HollyFrontier Corp.†	65	3,487
Kinder Morgan, Inc.†	310	6,389
Marathon Oil Corp.	48	589
Marathon Petroleum Corp.†	199	12,089
Occidental Petroleum Corp.†	191	8,494
TechnipFMC PLC (United Kingdom)†	151	3,645
Valero Energy Corp.†	141	12,019

		112,619

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.†	26	7,491
Kroger Co. (The)	47	1,212
Sysco Corp.†	183	14,530
Walgreens Boots Alliance, Inc.†	333	18,418
Walmart, Inc.†	313	37,147

		78,798

Food, Beverage & Tobacco — 5.7%
Altria Group, Inc.†	624	25,522
Campbell Soup Co.(a)	22	1,032

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Coca-Cola Co. (The)†	336	$18,292
Conagra Brands, Inc.†	165	5,062
General Mills, Inc.†	220	12,126
Hershey Co. (The)†	71	11,004
JM Smucker Co. (The)	7	770
Kellogg Co.†	115	7,400
Kraft Heinz Co. (The)†	416	11,621
Molson Coors Brewing Co., Class B	12	690
Mondelez International, Inc., Class A†	334	18,477
PepsiCo, Inc.†	138	18,920
Philip Morris International, Inc.†	196	14,882
Tyson Foods, Inc., Class A†	7	603

		146,401

Health Care Equipment & Services — 5.3%
AmerisourceBergen Corp.†	69	5,681
Anthem, Inc.†	55	13,206
Cardinal Health, Inc.†	110	5,191
Centene Corp.†*	142	6,143
Cigna Corp.†	24	3,643
CVS Health Corp.†	443	27,940
Danaher Corp.†	43	6,211
DaVita, Inc.†(a)*	56	3,196
Henry Schein, Inc.†(a)*	51	3,238
Humana, Inc.†	46	11,761
Laboratory Corp. of America Holdings†*	2	336
McKesson Corp.†	63	8,610
Medtronic PLC (Ireland)†	89	9,667
Quest Diagnostics, Inc.†	45	4,816
ResMed, Inc.	8	1,081
UnitedHealth Group, Inc.†	95	20,645
Universal Health Services, Inc., Class B†	29	4,314
WellCare Health Plans, Inc.*	3	778

		136,457

Household & Personal Products — 1.8%
Church & Dwight Co., Inc.†	14	1,053
Clorox Co. (The)	7	1,063
Colgate-Palmolive Co.†	228	16,760
Kimberly-Clark Corp.†	52	7,387
Procter & Gamble Co. (The)†	155	19,279

		45,542

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — 2.5%
Aflac, Inc.†	116	$6,069
Allstate Corp. (The)†	53	5,760
American International Group, Inc.†	52	2,896
Aon PLC (United Kingdom)†	10	1,936
Arthur J Gallagher & Co.†	64	5,733
Assurant, Inc.†	20	2,516
Chubb Ltd. (Switzerland)†	27	4,359
Cincinnati Financial Corp.†	56	6,534
Everest Re Group Ltd. (Bermuda)	2	532
Globe Life, Inc.	9	862
Hartford Financial Services Group, Inc. (The)†	88	5,334
Loews Corp.†	19	978
Marsh & McLennan Cos., Inc.†	128	12,806
Principal Financial Group, Inc.	10	571
Progressive Corp. (The)†	35	2,704
Travelers Cos., Inc. (The)†	28	4,163
Willis Towers Watson PLC (Ireland)†	8	1,544

		65,297

Materials — 3.6%
Amcor PLC (Jersey)(a)	97	946
Avery Dennison Corp.†	31	3,521
Ball Corp.†	21	1,529
Celanese Corp.	7	856
CF Industries Holdings, Inc.†	74	3,641
Dow, Inc.†	249	11,865
DuPont de Nemours, Inc.†	255	18,184
FMC Corp.†	44	3,858
International Paper Co.†	147	6,148
Linde PLC (Ireland)†	178	34,482
Nucor Corp.	18	916
Packaging Corp. of America†(a)	35	3,714
Sealed Air Corp.	13	540
Westrock Co.†	88	3,208

		93,408

Media & Entertainment — 6.6%
Activision Blizzard, Inc.†	46	2,434
Alphabet, Inc., Class A†*	41	50,067
CBS Corp., Class B, non-voting shares†	128	5,167
Charter Communications, Inc., Class A†*	37	15,248
Comcast Corp., Class A	676	30,474
Discovery, Inc., Class A(a)*	42	1,118

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
DISH Network Corp., Class A†*	141	$4,804
Facebook, Inc., Class A†*	171	30,452
Fox Corp., Class A†	213	6,717
Interpublic Group of Cos., Inc. (The)	23	496
News Corp., Class A	10	139
Omnicom Group, Inc.†(a)	74	5,794
Viacom, Inc., Class B†	137	3,292
Walt Disney Co. (The)†	106	13,814

		170,016

Pharmaceuticals, Biotechnology & Life Sciences — 8.3%
AbbVie, Inc.†	327	24,760
Alexion Pharmaceuticals, Inc.†*	51	4,995
Allergan PLC (Ireland)†	19	3,198
Amgen, Inc.†	36	6,966
Biogen, Inc.†*	68	15,832
Bristol-Myers Squibb Co.†	575	29,158
Celgene Corp.†*	257	25,520
Eli Lilly & Co.†	57	6,374
Gilead Sciences, Inc.†	259	16,415
Johnson & Johnson†	311	40,237
Merck & Co., Inc.†	397	33,419
Perrigo Co. PLC (Ireland)†(a)	46	2,571
Regeneron Pharmaceuticals, Inc.*	7	1,942
Waters Corp.*	4	893
Zoetis, Inc.†	28	3,489

		215,769

Real Estate — 1.4%
Alexandria Real Estate Equities, Inc., REIT	7	1,078
Apartment Investment & Management Co., Class A, REIT	9	469
AvalonBay Communities, Inc., REIT†	8	1,723
Boston Properties, Inc., REIT	10	1,297
Duke Realty Corp., REIT	22	747
Equity Residential, REIT†	40	3,450
Essex Property Trust, Inc., REIT	3	980
Extra Space Storage, Inc., REIT	11	1,285
Federal Realty Investment Trust, REIT	4	545
HCP, Inc., REIT	29	1,033
Host Hotels & Resorts, Inc., REIT	43	743
Kimco Realty Corp., REIT	25	522
Macerich Co. (The), REIT(a)	8	253

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Mid-America Apartment Communities, Inc., REIT	6	$780
Prologis, Inc., REIT†	96	8,181
Public Storage, REIT†	10	2,453
Realty Income Corp., REIT†	90	6,901
SL Green Realty Corp., REIT	4	327
UDR, Inc., REIT	21	1,018
Welltower, Inc., REIT†	25	2,266

		36,051

Retailing — 7.3%
Advance Auto Parts, Inc.	4	662
Amazon.com, Inc.†*	19	32,982
AutoZone, Inc.†*	9	9,762
Best Buy Co., Inc.†	91	6,278
Dollar General Corp.†	89	14,146
eBay, Inc.†	353	13,760
Home Depot, Inc. (The)†	204	47,332
Kohl’s Corp.†(a)	56	2,781
L Brands, Inc.(a)	16	313
LKQ Corp.†*	108	3,397
Lowe’s Cos., Inc.†	249	27,380
Nordstrom, Inc.(a)	9	303
Ross Stores, Inc.†	29	3,186
Target Corp.†	177	18,923
TJX Cos., Inc. (The)†	110	6,131
Tractor Supply Co.	8	724
Ulta Beauty, Inc.*	4	1,003

		189,063

Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.†	22	2,458
Applied Materials, Inc.†	355	17,714
Intel Corp.†	265	13,655
Lam Research Corp.†	56	12,942
Qorvo, Inc.†*	42	3,114
QUALCOMM, Inc.†	73	5,568
Texas Instruments, Inc.	6	775
Xilinx, Inc.†	83	7,960

		64,186

Software & Services — 11.2%
Accenture PLC, Class A (Ireland)†	177	34,046
Alliance Data Systems Corp.†	19	2,434
Automatic Data Processing, Inc.†	63	10,169
Broadridge Financial Solutions, Inc.†	39	4,853

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cadence Design Systems, Inc.*	17	$1,123
Cognizant Technology Solutions Corp., Class A†	34	2,049
DXC Technology Co.†	104	3,068
Fiserv, Inc.†*	23	2,383
FleetCor Technologies, Inc.†*	28	8,030
Global Payments, Inc.†	10	1,590
International Business Machines Corp.†	268	38,973
Intuit, Inc.†	51	13,563
Leidos Holdings, Inc.†	49	4,208
Mastercard, Inc., Class A†	61	16,566
Microsoft Corp.†	457	63,537
Oracle Corp.†	749	41,217
Paychex, Inc.†	123	10,181
PayPal Holdings, Inc.†*	16	1,657
Synopsys, Inc.*	8	1,098
VeriSign, Inc.*	7	1,320
Visa, Inc., Class A†	130	22,361
Western Union Co. (The)†	162	3,754

		288,180

Technology Hardware & Equipment — 7.4%
Amphenol Corp., Class A†	29	2,798
Apple, Inc.†	410	91,828
CDW Corp.†	49	6,039
Cisco Systems, Inc.†	860	42,493
F5 Networks, Inc.†*	21	2,949
Hewlett Packard Enterprise Co.†	438	6,644
HP, Inc.†	588	11,125
Juniper Networks, Inc.	21	520
Keysight Technologies, Inc.*	11	1,070
Motorola Solutions, Inc.†	37	6,305
NetApp, Inc.†	84	4,411
Seagate Technology PLC (Ireland)†	16	861
TE Connectivity Ltd. (Switzerland)†	111	10,343
Xerox Holdings Corp.†	91	2,722

		190,108

Telecommunication Services — 3.3%
AT&T, Inc.†	1,258	47,603
CenturyLink, Inc.†(a)	397	4,955
T-Mobile US, Inc.†*	51	4,017
Verizon Communications, Inc.†	466	28,128

		84,703

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 3.3%
Alaska Air Group, Inc.†	42	$2,726
CH Robinson Worldwide, Inc.(a)	18	1,526
CSX Corp.†	271	18,772
Delta Air Lines, Inc.†	217	12,499
Expeditors International of Washington, Inc.†	59	4,383
Kansas City Southern	11	1,463
Norfolk Southern Corp.†	90	16,169
Southwest Airlines Co.†	183	9,884
Union Pacific Corp.†	90	14,578
United Airlines Holdings, Inc.*	15	1,326
United Parcel Service, Inc., Class B	14	1,677

		85,003

Utilities — 1.0%
AES Corp.†	39	637
CMS Energy Corp.†	51	3,261
NRG Energy, Inc.†	109	4,316
Public Service Enterprise Group, Inc.†	60	3,725
Sempra Energy†	92	13,580

		25,519

TOTAL COMMON STOCKS (Cost $2,328,680)		2,565,504

TOTAL LONG POSITIONS - 99.4%		2,565,504

(Cost $2,328,680)

SHORT POSITIONS — (38.6)%
COMMON STOCKS — (38.6)%
Automobiles & Components — (0.2)%
Aptiv PLC (Jersey)	(55)	(4,808)

Banks — (0.9)%
Citizens Financial Group, Inc.	(100)	(3,537)
Comerica, Inc.	(33)	(2,178)
Fifth Third Bancorp.	(159)	(4,353)
Huntington Bancshares, Inc.	(226)	(3,225)
KeyCorp.	(216)	(3,853)
M&T Bank Corp.	(4)	(632)
Regions Financial Corp.	(219)	(3,465)
Zions Bancorp NA	(39)	(1,736)

		(22,979)

Capital Goods — (4.4)%
A.O. Smith Corp.	(36)	(1,718)
Allegion PLC (Ireland)	(21)	(2,177)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Boeing Co. (The)	(52)	$(19,784)
Deere & Co.	(69)	(11,639)
Fastenal Co.	(123)	(4,018)
Flowserve Corp.	(29)	(1,355)
General Dynamics Corp.	(63)	(11,512)
General Electric Co.	(1,892)	(16,914)
Huntington Ingalls Industries, Inc.	(9)	(1,906)
Northrop Grumman Corp.	(35)	(13,118)
Pentair PLC (Ireland)	(37)	(1,399)
Quanta Services, Inc.	(31)	(1,172)
Raytheon Co.	(60)	(11,771)
Stanley Black & Decker, Inc.	(33)	(4,765)
Wabtec Corp.	(40)	(2,874)
WW Grainger, Inc.	(12)	(3,566)
Xylem, Inc.	(40)	(3,185)

		(112,873)

Commercial & Professional Services — (0.3)%
Equifax, Inc.	(26)	(3,657)
Nielsen Holdings PLC (United Kingdom)	(78)	(1,658)
Rollins, Inc.	(78)	(2,657)

		(7,972)

Consumer Durables & Apparel — (0.5)%
Capri Holdings Ltd. (British Virgin Islands)*	(33)	(1,094)
DR Horton, Inc.	(89)	(4,691)
Hanesbrands, Inc.	(79)	(1,210)
Leggett & Platt, Inc.	(29)	(1,187)
Newell Brands, Inc.	(92)	(1,722)
PulteGroup, Inc.	(67)	(2,449)
Under Armour, Inc., Class C*	(98)	(1,777)

		(14,130)

Consumer Services — (0.5)%
MGM Resorts International	(125)	(3,465)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(47)	(2,433)
Royal Caribbean Cruises Ltd. (Liberia)	(49)	(5,308)
Wynn Resorts Ltd.	(25)	(2,718)

		(13,924)

Diversified Financials — (1.0)%
Bank of New York Mellon Corp. (The)	(110)	(4,973)
Cboe Global Markets, Inc.	(26)	(2,988)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Charles Schwab Corp. (The)	(37)	$(1,548)
CME Group, Inc.	(11)	(2,325)
E*TRADE Financial Corp.	(53)	(2,316)
Morgan Stanley	(237)	(10,113)
Northern Trust Corp.	(4)	(373)
Raymond James Financial, Inc.	(3)	(247)

		(24,883)

Energy — (2.9)%
Cimarex Energy Co.	(22)	(1,055)
Concho Resources, Inc.	(47)	(3,191)
Diamondback Energy, Inc.	(36)	(3,237)
EOG Resources, Inc.	(127)	(9,426)
Exxon Mobil Corp.	(151)	(10,662)
Halliburton Co.	(190)	(3,582)
National Oilwell Varco, Inc.	(84)	(1,781)
Noble Energy, Inc.	(114)	(2,560)
ONEOK, Inc.	(96)	(7,074)
Phillips 66	(97)	(9,933)
Pioneer Natural Resources Co.	(38)	(4,779)
Schlumberger Ltd. (Curacao)	(301)	(10,285)
Williams Cos., Inc. (The)	(268)	(6,448)

		(74,013)

Food, Beverage & Tobacco — (1.5)%
Archer-Daniels-Midland Co.	(123)	(5,052)
Brown-Forman Corp., Class B	(113)	(7,094)
Constellation Brands, Inc., Class A	(42)	(8,706)
Hormel Foods Corp.	(118)	(5,160)
Lamb Weston Holdings, Inc.	(32)	(2,327)
McCormick & Co., Inc., non-voting shares	(29)	(4,533)
Monster Beverage Corp.*	(119)	(6,909)

		(39,781)

Health Care Equipment & Services — (5.1)%
Abbott Laboratories	(230)	(19,244)
ABIOMED, Inc.*	(10)	(1,779)
Align Technology, Inc.*	(18)	(3,257)
Baxter International, Inc.	(111)	(9,709)
Becton Dickinson and Co.	(59)	(14,925)
Boston Scientific Corp.*	(327)	(13,306)
Cerner Corp.	(71)	(4,840)
Cooper Cos., Inc. (The)	(11)	(3,267)
DENTSPLY SIRONA, Inc.	(51)	(2,719)
Edwards Lifesciences Corp.*	(49)	(10,776)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HCA Healthcare, Inc.	(74)	$(8,911)
Hologic, Inc.*	(56)	(2,827)
IDEXX Laboratories, Inc.*	(21)	(5,711)
Intuitive Surgical, Inc.*	(25)	(13,498)
Stryker Corp.	(19)	(4,110)
Teleflex, Inc.	(10)	(3,398)
Varian Medical Systems, Inc.*	(22)	(2,620)
Zimmer Biomet Holdings, Inc.	(45)	(6,177)

		(131,074)

Household & Personal Products — (0.1)%
Coty, Inc., Class A	(177)	(1,860)

Insurance — (0.3)%
Lincoln National Corp.	(44)	(2,654)
MetLife, Inc.	(17)	(802)
Prudential Financial, Inc.	(19)	(1,709)
Unum Group	(47)	(1,397)

		(6,562)

Materials — (2.8)%
Air Products & Chemicals, Inc.	(52)	(11,537)
Albemarle Corp.	(26)	(1,807)
Corteva, Inc.	(163)	(4,564)
Ecolab, Inc.	(41)	(8,120)
Freeport-McMoRan, Inc.	(321)	(3,072)
International Flavors & Fragrances, Inc.	(24)	(2,945)
LyondellBasell Industries NV, Class A (Netherlands)	(80)	(7,158)
Martin Marietta Materials, Inc.	(14)	(3,837)
Mosaic Co. (The)	(84)	(1,722)
Newmont Goldcorp Corp.	(178)	(6,750)
PPG Industries, Inc.	(52)	(6,163)
Sherwin-Williams Co. (The)	(20)	(10,997)
Vulcan Materials Co.	(29)	(4,386)

		(73,058)

Media & Entertainment — (1.1)%
Electronic Arts, Inc.*	(48)	(4,695)
Netflix, Inc.*	(42)	(11,240)
Take-Two Interactive Software, Inc.*	(26)	(3,259)
TripAdvisor, Inc.*	(33)	(1,276)
Twitter, Inc.*	(169)	(6,963)

		(27,433)

Pharmaceuticals, Biotechnology & Life Sciences — (2.0)%
Agilent Technologies, Inc.	(15)	(1,149)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Illumina, Inc.*	(32)	$(9,735)
Incyte Corp.*	(51)	(3,786)
IQVIA Holdings, Inc.*	(47)	(7,021)
Mettler-Toledo International, Inc.*	(6)	(4,226)
Mylan NV (Netherlands)*	(113)	(2,235)
Nektar Therapeutics*	(39)	(710)
PerkinElmer, Inc.	(24)	(2,044)
Pfizer, Inc.	(75)	(2,695)
Thermo Fisher Scientific, Inc.	(28)	(8,156)
Vertex Pharmaceuticals, Inc.*	(61)	(10,335)

		(52,092)

Real Estate — (2.5)%
American Tower Corp., REIT	(27)	(5,970)
CBRE Group, Inc., Class A*	(73)	(3,870)
Crown Castle International Corp., REIT	(97)	(13,484)
Digital Realty Trust, Inc., REIT	(39)	(5,063)
Equinix, Inc., REIT	(19)	(10,959)
Iron Mountain, Inc., REIT	(68)	(2,202)
Regency Centers Corp., REIT	(37)	(2,571)
SBA Communications Corp., REIT	(27)	(6,511)
Simon Property Group, Inc., REIT	(53)	(8,249)
Ventas, Inc., REIT	(12)	(876)
Vornado Realty Trust, REIT	(9)	(573)
Weyerhaeuser Co., REIT	(161)	(4,460)

		(64,788)

Retailing — (1.2)%
Booking Holdings, Inc.*	(2)	(3,925)
CarMax, Inc.*	(18)	(1,584)
Dollar Tree, Inc.*	(51)	(5,822)
Expedia Group, Inc.	(37)	(4,973)
Gap, Inc. (The).	(82)	(1,423)
Genuine Parts Co.	(32)	(3,187)
Macy’s, Inc.	(68)	(1,057)
O’Reilly Automotive, Inc.*	(17)	(6,775)
Tiffany & Co.	(27)	(2,501)

		(31,247)

Semiconductors & Semiconductor Equipment — (2.3)%
Advanced Micro Devices, Inc.*	(261)	(7,566)
Broadcom, Inc.	(35)	(9,662)
KLA Corp.	(35)	(5,581)
Maxim Integrated Products, Inc.	(59)	(3,417)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Microchip Technology, Inc.	(58)	$(5,389)
Micron Technology, Inc.*	(242)	(10,370)
NVIDIA Corp.	(81)	(14,100)
Skyworks Solutions, Inc.	(37)	(2,932)

		(59,017)

Software & Services — (1.7)%
Adobe, Inc.*	(29)	(8,011)
Akamai Technologies, Inc.*	(38)	(3,472)
ANSYS, Inc.*	(19)	(4,206)
Autodesk, Inc.*	(47)	(6,942)
Citrix Systems, Inc.	(26)	(2,509)
Fidelity National Information Services, Inc.	(11)	(1,460)
Fortinet, Inc.*	(37)	(2,840)
Gartner, Inc.*	(20)	(2,860)
Jack Henry & Associates, Inc.	(17)	(2,481)
salesforce.com, Inc.*	(39)	(5,789)
Symantec Corp.	(148)	(3,497)

		(44,067)

Technology Hardware & Equipment — (0.5)%
Arista Networks, Inc.*	(2)	(478)
Corning, Inc.	(172)	(4,905)
FLIR Systems, Inc.	(30)	(1,578)
IPG Photonics Corp.*	(12)	(1,627)
Western Digital Corp.	(65)	(3,877)

		(12,465)

Transportation — (0.5)%
American Airlines Group, Inc.	(97)	(2,616)
FedEx Corp.	(56)	(8,152)
JB Hunt Transport Services, Inc.	(26)	(2,877)

		(13,645)

Utilities — (6.3)%
Alliant Energy Corp.	(56)	(3,020)
Ameren Corp.	(54)	(4,323)
American Electric Power Co., Inc.	(111)	(10,400)
American Water Works Co., Inc.	(40)	(4,969)
Atmos Energy Corp.	(26)	(2,961)
CenterPoint Energy, Inc.	(110)	(3,320)
Consolidated Edison, Inc.	(74)	(6,991)
Dominion Energy, Inc.	(176)	(14,263)
DTE Energy Co.	(18)	(2,393)
Duke Energy Corp.	(160)	(15,338)
Edison International	(71)	(5,355)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Concluded)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Entergy Corp.	(43)	$(5,046)
Evergy, Inc.	(53)	(3,528)
Eversource Energy	(71)	(6,068)
Exelon Corp.	(214)	(10,338)
FirstEnergy Corp.	(117)	(5,643)
NextEra Energy, Inc.	(105)	(24,464)
NiSource, Inc.	(85)	(2,543)
Pinnacle West Capital Corp.	(25)	(2,427)
PPL Corp.	(159)	(5,007)
Southern Co. (The)	(158)	(9,760)
WEC Energy Group, Inc.	(70)	(6,657)
Xcel Energy, Inc.	(121)	(7,852)

		(162,666)

TOTAL COMMON STOCKS (Proceeds $975,433)		(995,337)

TOTAL SECURITES SOLD SHORT - (38.6)%		(995,337)

(Proceeds $975,433)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.2%		1,012,020

NET ASSETS - 100.0%		$2,582,187

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $11,126, which was collateralized by $10,696 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 10/15/2019 - 2/15/2049.

*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
LONG POSITIONS — 173.0%
COMMON STOCKS — 173.0%
Automobiles & Components — 1.6%
BorgWarner, Inc.†	174	$6,382
Ford Motor Co.†	2,624	24,036
Garrett Motion, Inc.*	96	956
General Motors Co.†	81	3,036
Harley-Davidson, Inc.(a)	20	719
Magna International, Inc. (Canada)†	111	5,920

		41,049

Capital Goods — 16.5%
3M Co.†	115	18,906
Acuity Brands, Inc.	13	1,752
AGCO Corp.†	19	1,438
Allegion PLC (Ireland)†	16	1,658
Allison Transmission Holdings, Inc.†	41	1,929
AMETEK, Inc.†	54	4,958
Applied Industrial Technologies, Inc.	18	1,022
Arconic, Inc.†	147	3,822
Armstrong World Industries, Inc.†	41	3,965
AZZ, Inc.	47	2,047
Barnes Group, Inc.	17	876
BMC Stock Holdings, Inc.*	118	3,089
Builders FirstSource, Inc.*	238	4,897
BWX Technologies, Inc.†(a)	12	686
Carlisle Cos., Inc.	9	1,310
Comfort Systems USA, Inc.	29	1,283
Continental Building Products, Inc.†*	133	3,630
Crane Co.	27	2,177
Cummins, Inc.†	142	23,099
Curtiss-Wright Corp.†	22	2,846
Dover Corp.†	27	2,688
Eaton Corp. PLC (Ireland)†	257	21,370
EMCOR Group, Inc.†	33	2,842
Emerson Electric Co.	174	11,634
Flowserve Corp.†	38	1,775
Fortive Corp.†	20	1,371
Gardner Denver Holdings, Inc.†(a)*	225	6,365
GMS, Inc.*	124	3,561
GrafTech International Ltd.†(a)	339	4,339
Great Lakes Dredge & Dock Corp.*	58	606
HD Supply Holdings, Inc.†*	77	3,016
HEICO Corp.(a).	17	2,123
Herc Holdings, Inc.*	15	698
Hexcel Corp.†	34	2,792
Hillenbrand, Inc.†	71	2,192

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Honeywell International, Inc.†	125	$21,150
Hubbell, Inc.†	69	9,067
Huntington Ingalls Industries, Inc.†	12	2,541
IDEX Corp.	4	655
Illinois Tool Works, Inc.†	120	18,779
Ingersoll-Rand PLC (Ireland)†	63	7,762
Jacobs Engineering Group, Inc.†	156	14,274
Johnson Controls International PLC (Ireland)†	937	41,125
Kaman Corp.	39	2,319
L3Harris Technologies, Inc.†	100	20,864
Lockheed Martin Corp.†	84	32,765
Masco Corp.†	80	3,334
MasTec, Inc.(a)*	114	7,402
Meritor, Inc.†*	35	647
Milacron Holdings Corp.*	70	1,167
National Presto Industries, Inc.	13	1,158
Navistar International Corp.*	100	2,811
Northrop Grumman Corp.	15	5,622
NOW, Inc.*	11	126
Parker-Hannifin Corp.†	85	15,352
Regal Beloit Corp.†	55	4,007
Rexnord Corp.*	128	3,462
Roper Technologies, Inc.	8	2,853
Snap-on, Inc.†	46	7,201
Spirit AeroSystems Holdings, Inc., Class A†	49	4,030
SPX FLOW, Inc.*	45	1,776
Standex International Corp.†	25	1,824
Stanley Black & Decker, Inc.†	39	5,632
Teledyne Technologies, Inc.*	11	3,542
Textron, Inc.†	54	2,644
Timken Co. (The)†	98	4,264
United Technologies Corp.†	63	8,601
Valmont Industries, Inc.	7	969
Wabash National Corp.	44	638
Welbilt, Inc.*	35	590
Wesco Aircraft Holdings, Inc.*	10	110
WW Grainger, Inc.†	12	3,566

		417,391

Commercial & Professional Services — 3.7%
ABM Industries, Inc.(a)	25	908
ASGN, Inc.*	11	691
Brink’s Co. (The)(a)	12	995

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Cintas Corp.	38	$10,188
Clean Harbors, Inc.†*	53	4,092
CoStar Group, Inc.*	2	1,186
Deluxe Corp.†	77	3,785
FTI Consulting, Inc.†*	29	3,074
ICF International, Inc.	10	845
IHS Markit Ltd. (Bermuda)*	52	3,478
KAR Auction Services, Inc.(a)	16	393
Korn Ferry	29	1,121
ManpowerGroup, Inc.†	37	3,117
Republic Services, Inc.†	273	23,628
Ritchie Bros Auctioneers, Inc. (Canada)	49	1,955
Robert Half International, Inc.†	126	7,013
Steelcase, Inc., Class A	61	1,122
Tetra Tech, Inc.†	47	4,078
Thomson Reuters Corp. (Canada)†	121	8,092
TransUnion	44	3,569
UniFirst Corp.†	13	2,537
Verisk Analytics, Inc.†	25	3,954
Waste Management, Inc.†	29	3,335

		93,156

Consumer Durables & Apparel — 5.0%
Carter’s, Inc.(a)	42	3,831
Cavco Industries, Inc.†*	14	2,689
Deckers Outdoor Corp.†*	14	2,063
Fossil Group, Inc.*	210	2,627
Garmin Ltd. (Switzerland)†	119	10,078
Hasbro, Inc.†	68	8,071
Helen of Troy Ltd. (Bermuda)*	21	3,311
La-Z-Boy, Inc.	30	1,008
Mattel, Inc.†(a)*	656	7,472
Newell Brands, Inc.†	627	11,737
NVR, Inc.†*	6	22,304
Polaris, Inc.	16	1,408
PVH Corp.†	71	6,264
Ralph Lauren Corp.†(a)	116	11,074
Skyline Champion Corp.*	3	90
Sonos, Inc.(a)*	62	831
Steven Madden Ltd.	27	966
Sturm Ruger & Co., Inc.	27	1,128
TopBuild Corp.†*	78	7,522
VF Corp.†	181	16,107

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Whirlpool Corp.†	36	$5,701

		126,282

Consumer Services — 6.9%
Adtalem Global Education, Inc.*	3	114
Aramark†	66	2,876
BJ’s Restaurants, Inc.†(a)	80	3,107
Bloomin’ Brands, Inc.†(a)	235	4,449
Career Education Corp.*	19	302
Cheesecake Factory, Inc. (The)(a)	139	5,793
Choice Hotels International, Inc.†	57	5,071
Cracker Barrel Old Country Store, Inc.†	41	6,669
Darden Restaurants, Inc.†	116	13,713
Dave & Buster’s Entertainment, Inc.(a)	38	1,480
Denny’s Corp.†*	36	820
Dine Brands Global, Inc.†(a)	28	2,124
Dunkin’ Brands Group, Inc.	17	1,349
Everi Holdings, Inc.*	132	1,117
frontdoor, Inc.†*	100	4,857
Graham Holdings Co., Class B†	6	3,981
Hilton Worldwide Holdings, Inc.†	60	5,587
International Game Technology PLC (United Kingdom)(a)	231	3,283
Jack in the Box, Inc.†	43	3,918
K12, Inc.*	18	475
Laureate Education, Inc., Class A*	166	2,751
Marriott International, Inc., Class A	8	995
McDonald’s Corp.†	108	23,189
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	135	6,989
Planet Fitness, Inc., Class A*	41	2,373
Restaurant Brands International, Inc. (Canada)	8	569
Scientific Games Corp.(a)*	99	2,015
SeaWorld Entertainment, Inc.(a)*	93	2,448
Service Corp. International	27	1,291
Starbucks Corp.†	239	21,132
Wendy’s Co. (The)†	224	4,476
WW International, Inc.†*	71	2,685
Wyndham Hotels & Resorts, Inc.†	44	2,277
Yum! Brands, Inc.†	264	29,946

		174,221

Energy — 10.1%
Antero Resources Corp.†(a)*	1,935	5,844

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Apache Corp.†	208	$5,325
Apergy Corp.(a)*	28	757
Cabot Oil & Gas Corp.†	430	7,555
Cactus, Inc., Class A*	36	1,042
Chevron Corp.†	303	35,936
ConocoPhillips†	550	31,339
CONSOL Energy, Inc.(a)*	73	1,141
Core Laboratories NV (Netherlands)†	69	3,217
Crescent Point Energy Corp. (Canada)	351	1,495
CVR Energy, Inc.†(a)	89	3,919
Delek US Holdings, Inc.†	31	1,125
Devon Energy Corp.†	568	13,666
Enbridge, Inc. (Canada)†	290	10,173
EOG Resources, Inc.	11	816
EQT Corp.(a)	205	2,181
Gulfport Energy Corp.(a)*	529	1,434
Helmerich & Payne, Inc.†	270	10,819
HollyFrontier Corp.†	245	13,142
Imperial Oil Ltd. (Canada)	33	859
Keane Group, Inc.(a)*	103	624
Kinder Morgan, Inc.†	940	19,373
Marathon Oil Corp.†	565	6,933
Marathon Petroleum Corp.	68	4,131
Nabors Industries Ltd. (Bermuda)†	2,011	3,761
National Oilwell Varco, Inc.(a)	92	1,950
Occidental Petroleum Corp.†	484	21,523
Patterson-UTI Energy, Inc.†(a)	487	4,164
Pembina Pipeline Corp. (Canada)	60	2,224
Pioneer Natural Resources Co.	17	2,138
Range Resources Corp.(a)	763	2,915
Schlumberger Ltd. (Curacao)	27	923
TechnipFMC PLC (United Kingdom)†	458	11,056
Valero Energy Corp.†	241	20,543
W&T Offshore, Inc.*	53	232
World Fuel Services Corp.	1	40

		254,315

Food & Staples Retailing — 5.3%
BJ’s Wholesale Club Holdings, Inc.†*	134	3,467
Kroger Co. (The)†	563	14,514
Sprouts Farmers Market, Inc.†(a)*	395	7,639
Sysco Corp.†	379	30,093
US Foods Holding Corp.†*	159	6,535
Walgreens Boots Alliance, Inc.†	657	36,339

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walmart, Inc.†	291	$34,536

		133,123

Food, Beverage & Tobacco — 15.2%
Altria Group, Inc.†	1,254	51,289
B&G Foods, Inc.(a)	59	1,116
Bunge Ltd. (Bermuda)†	34	1,925
Campbell Soup Co.†(a)	438	20,551
Coca-Cola Co. (The)†	472	25,696
Conagra Brands, Inc.	251	7,701
General Mills, Inc.†	498	27,450
Hershey Co. (The)†	154	23,868
Hormel Foods Corp.†	231	10,102
JM Smucker Co. (The)†	104	11,442
John B. Sanfilippo & Son, Inc.	7	676
Kellogg Co.†	237	15,251
Kraft Heinz Co. (The)†	711	19,862
Lamb Weston Holdings, Inc.	18	1,309
McCormick & Co., Inc., non-voting shares†(a)	107	16,724
Molson Coors Brewing Co., Class B†	102	5,865
Mondelez International, Inc., Class A†	592	32,749
Monster Beverage Corp.*	47	2,729
National Beverage Corp.(a)	17	754
PepsiCo, Inc.†	225	30,847
Philip Morris International, Inc.†	565	42,900
Pilgrim’s Pride Corp.†*	205	6,569
TreeHouse Foods, Inc.†*	6	333
Tyson Foods, Inc., Class A†	233	20,071
Universal Corp.†	55	3,015
Vector Group Ltd.(a)	348	4,139

		384,933

Health Care Equipment & Services — 14.7%
Abbott Laboratories†	2	167
Allscripts Healthcare Solutions, Inc.†(a)*	469	5,150
Amedisys, Inc.*	11	1,441
AmerisourceBergen Corp.†	261	21,488
Anthem, Inc.†	67	16,087
Avanos Medical, Inc.†*	20	749
Baxter International, Inc.†	27	2,362
Cardinal Health, Inc.†	325	15,337
Centene Corp.†*	499	21,587
Cerner Corp.†	27	1,841

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cigna Corp.	32	$4,857
Cooper Cos., Inc. (The)†	12	3,564
Corindus Vascular Robotics, Inc.*	40	171
CVS Health Corp.†	468	29,517
Danaher Corp.†	31	4,477
DaVita, Inc.(a)*	144	8,218
DENTSPLY SIRONA, Inc.†	209	11,142
HealthEquity, Inc.*	79	4,514
Henry Schein, Inc.†*	197	12,509
Hill-Rom Holdings, Inc.†	58	6,103
HMS Holdings Corp.†*	245	8,444
Humana, Inc.†	126	32,214
ICU Medical, Inc.†*	6	958
Inmode Ltd. (Israel)*	2	43
Inovalon Holdings, Inc., Class A(a)*	43	705
Integer Holdings Corp.†*	63	4,760
Integra LifeSciences Holdings Corp.†*	75	4,505
Laboratory Corp. of America Holdings†*	23	3,864
LivaNova PLC (United Kingdom)†*	64	4,723
Magellan Health, Inc.*	1	62
Masimo Corp.†*	13	1,934
McKesson Corp.†	229	31,295
MEDNAX, Inc.†*	127	2,873
Medtronic PLC (Ireland)†	150	16,293
Mesa Laboratories, Inc.	9	2,140
Natus Medical, Inc.*	43	1,369
NextGen Healthcare, Inc.†*	149	2,335
Novocure Ltd. (Jersey)*	52	3,889
Omnicell, Inc.†*	69	4,987
Quest Diagnostics, Inc.†	108	11,559
Select Medical Holdings Corp.*	144	2,386
STERIS PLC (Ireland)†	57	8,236
Tivity Health, Inc.(a)*	102	1,696
UnitedHealth Group, Inc.†	113	24,557
Universal Health Services, Inc., Class B†	77	11,454
Varex Imaging Corp.*	30	856
Veeva Systems, Inc., Class A*	49	7,482
West Pharmaceutical Services, Inc.†	34	4,822

		371,722

Household & Personal Products — 5.9%
Church & Dwight Co., Inc.†	211	15,876

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Clorox Co. (The)†	92	$13,972
Colgate-Palmolive Co.†	534	39,254
Coty, Inc., Class A†(a)	811	8,524
Edgewell Personal Care Co.†(a)*	105	3,411
elf Beauty, Inc.(a)*	43	753
Estee Lauder Cos., Inc. (The), Class A†	42	8,356
Kimberly-Clark Corp.†	235	33,382
Procter & Gamble Co. (The)†	181	22,513
Spectrum Brands Holdings, Inc.(a)	46	2,425

		148,466

Materials — 10.1%
A. Schulman, Inc. CVR(b)*	1	1
Air Products & Chemicals, Inc.	7	1,553
AK Steel Holding Corp.*	1,047	2,377
Alamos Gold, Inc., Class A (Canada)	162	940
Ashland Global Holdings, Inc.	55	4,238
Avery Dennison Corp.	15	1,704
Axalta Coating Systems Ltd. (Bermuda)†*	90	2,714
Ball Corp.†	135	9,829
Berry Global Group, Inc.*	31	1,217
Carpenter Technology Corp.	1	52
CF Industries Holdings, Inc.†	153	7,528
Chase Corp.	13	1,422
Corteva, Inc.†	173	4,844
Domtar Corp.†	17	609
Dow, Inc.†	409	19,489
DuPont de Nemours, Inc.†	533	38,008
Eagle Materials, Inc.†	79	7,111
Eastman Chemical Co.†	50	3,691
Ecolab, Inc.	31	6,139
Element Solutions, Inc.(a)*	185	1,883
First Majestic Silver Corp. (Canada)(a)*	211	1,918
FMC Corp.	42	3,683
Franco-Nevada Corp. (Canada)	22	2,005
Graphic Packaging Holding Co.(a)	127	1,873
H.B. Fuller Co.†	76	3,539
International Paper Co.†	340	14,219
Kinross Gold Corp. (Canada)*	179	823
Kraton Corp.*	50	1,614
Linde PLC (Ireland)†	197	38,163
Martin Marietta Materials, Inc.	22	6,030

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Methanex Corp. (Canada)†	43	$1,525
Neenah, Inc.†	28	1,823
New Gold, Inc. (Canada)*	10	10
NewMarket Corp.†	7	3,305
Norbord, Inc. (Canada)	35	838
Novagold Resources, Inc. (Canada)*	11	67
Nucor Corp.†	76	3,869
Packaging Corp. of America†(a)	74	7,851
PolyOne Corp.†	77	2,514
Reliance Steel & Aluminum Co.	70	6,976
RPM International, Inc.†	20	1,376
Scotts Miracle-Gro Co. (The)(a)	69	7,026
Sealed Air Corp.	166	6,891
Sensient Technologies Corp.(a)	29	1,991
Silgan Holdings, Inc.	63	1,892
Steel Dynamics, Inc.	170	5,066
Summit Materials, Inc., Class A†(a)*	77	1,709
Trinseo SA (Luxembourg)	53	2,276
Verso Corp., Class A†*	168	2,080
Warrior Met Coal, Inc.(a)	47	917
Westrock Co.	79	2,880
Wheaton Precious Metals Corp. (Canada)	36	945
WR Grace & Co.	27	1,802

		254,845

Media & Entertainment — 6.4%
Activision Blizzard, Inc.†	47	2,487
Altice USA, Inc., Class A*	32	918
AMC Networks, Inc., Class A*	65	3,195
Cars.com, Inc.†(a)*	336	3,017
CBS Corp., Class B, non-voting shares†	269	10,860
Charter Communications, Inc., Class A†*	38	15,661
Cinemark Holdings, Inc.(a)	24	927
Comcast Corp., Class A†	483	21,774
Discovery, Inc., Class A†(a)*	216	5,752
DISH Network Corp., Class A†*	167	5,690
Electronic Arts, Inc.†*	39	3,815
Facebook, Inc., Class A†*	52	9,260
Fox Corp., Class A†	672	21,191
Gannett Co., Inc.(a)	71	763
IAC/InterActiveCorp.†*	3	654
Interpublic Group of Cos., Inc. (The)†	222	4,786

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
MSG Networks, Inc., Class A†*	170	$2,757
New Media Investment Group, Inc.(a)	89	784
News Corp., Class A	138	1,921
Omnicom Group, Inc.†	170	13,311
QuinStreet, Inc.(a)*	66	831
Snap, Inc., Class A(a)*	161	2,544
TEGNA, Inc.†	71	1,103
TripAdvisor, Inc.*	137	5,299
Viacom, Inc., Class B†	530	12,736
Walt Disney Co. (The)†	81	10,556

		162,592

Pharmaceuticals, Biotechnology & Life Sciences — 15.7%
AbbVie, Inc.†	374	28,319
Alexion Pharmaceuticals, Inc.†*	35	3,428
Allergan PLC (Ireland)†	70	11,780
Amgen, Inc.†	70	13,546
Arrowhead Pharmaceuticals, Inc.(a)*	127	3,579
Bausch Health Cos, Inc. (Canada)†*	168	3,671
Biogen, Inc.†*	163	37,950
Bio-Rad Laboratories, Inc., Class A*	8	2,662
Bristol-Myers Squibb Co.†	761	38,590
Bruker Corp†	20	879
Celgene Corp.†*	463	45,976
Eli Lilly & Co.†	214	23,932
Exelixis, Inc.*	376	6,650
FibroGen, Inc.(a)*	63	2,330
Genomic Health, Inc.*	16	1,085
Gilead Sciences, Inc.†	458	29,028
Horizon Therapeutics PLC (Ireland)*	76	2,069
Incyte Corp.†*	109	8,091
Innoviva, Inc.*	8	84
Ionis Pharmaceuticals, Inc.†(a)*	174	10,424
Jazz Pharmaceuticals PLC (Ireland)*	13	1,666
Johnson & Johnson†	313	40,496
Medpace Holdings, Inc.†(a)*	97	8,152
Merck & Co., Inc.†	465	39,144
Mettler-Toledo International, Inc.*	2	1,409
Momenta Pharmaceuticals, Inc.*	5	65
Mylan NV (Netherlands)*	21	415
Natera, Inc.*	40	1,312
Neurocrine Biosciences, Inc.*	1	90
Pacira BioSciences, Inc.*	55	2,094
Perrigo Co. PLC (Ireland)†	54	3,018
Portola Pharmaceuticals, Inc.(a)*	51	1,368

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
PRA Health Sciences, Inc.†*	6	$595
Radius Health, Inc.(a)*	17	438
Repligen Corp.*	15	1,150
Supernus Pharmaceuticals, Inc.(a)*	49	1,347
Thermo Fisher Scientific, Inc.†	6	1,748
United Therapeutics Corp.(a)*	35	2,791
Vanda Pharmaceuticals, Inc.*	87	1,155
Vertex Pharmaceuticals, Inc.†*	57	9,657
Waters Corp.†*	25	5,581

		397,764

Retailing — 11.7%
Advance Auto Parts, Inc.†	42	6,947
Asbury Automotive Group, Inc.†(a)*	36	3,684
AutoNation, Inc.†(a)*	80	4,056
AutoZone, Inc.†*	16	17,354
Best Buy Co., Inc.†	168	11,590
Core-Mark Holding Co., Inc.	103	3,308
Dillard’s, Inc., Class A(a)	18	1,190
Dollar General Corp.†	181	28,768
eBay, Inc.†	834	32,509
Gap, Inc. (The)(a)	63	1,094
Genesco, Inc.(a)*	43	1,721
Group 1 Automotive, Inc.(a)	20	1,846
Home Depot, Inc. (The)†	153	35,499
Kohl’s Corp.†(a)	148	7,350
L Brands, Inc.†(a)	257	5,035
Lithia Motors, Inc., Class A†	14	1,853
LKQ Corp.†*	498	15,662
Lowe’s Cos., Inc.†	236	25,951
Michaels Cos., Inc. (The)(a)*	332	3,250
Murphy USA, Inc.†*	35	2,985
Nordstrom, Inc.(a)	74	2,492
O’Reilly Automotive, Inc.†*	5	1,993
RH†*	29	4,954
Ross Stores, Inc.†	86	9,447
Signet Jewelers Ltd. (Bermuda)	325	5,447
Sleep Number Corp.*	10	413
Stamps.com, Inc.†(a)*	33	2,457
Target Corp.†	288	30,790
Tiffany & Co.†(a)	62	5,743
TJX Cos., Inc. (The)†	2	111
Tractor Supply Co.	85	7,687

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ulta Beauty, Inc.†*	44	$11,029

		294,215

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.†	3	335
Applied Materials, Inc.	94	4,691
Cirrus Logic, Inc.*	92	4,929
Cree, Inc.(a)*	89	4,361
Diodes, Inc.†*	118	4,738
Enphase Energy, Inc.(a)*	110	2,445
Lam Research Corp.†	94	21,724
Lattice Semiconductor Corp.(a)*	241	4,407
Marvell Technology Group Ltd. (Bermuda)	291	7,266
Microchip Technology, Inc.	33	3,066
Nanometrics, Inc.*	58	1,892
Qorvo, Inc.†*	140	10,380
QUALCOMM, Inc.†	34	2,593
Skyworks Solutions, Inc.†	3	238
SMART Global Holdings, Inc. (Cayman Islands)*	34	866
Teradyne, Inc.†	18	1,042
Universal Display Corp.(a)	33	5,541
Versum Materials, Inc.†	87	4,605
Xilinx, Inc.†	138	13,234
Xperi Corp.	67	1,386

		99,739

Software & Services — 15.5%
Accenture PLC, Class A (Ireland)†	156	30,007
ACI Worldwide, Inc.†*	51	1,598
Alarm.com Holdings, Inc.†(a)*	88	4,104
Alliance Data Systems Corp.	28	3,588
Alteryx, Inc., Class A(a)*	15	1,611
Amdocs, Ltd. (Guernsey)†	91	6,016
ANSYS, Inc.†*	9	1,992
Appfolio, Inc., Class A(a)*	7	666
Aspen Technology, Inc.†*	66	8,123
Automatic Data Processing, Inc.†	126	20,339
Avaya Holdings Corp.†*	217	2,220
Blackbaud, Inc.(a)	18	1,626
Booz Allen Hamilton Holding Corp.	83	5,895
Broadridge Financial Solutions, Inc.†	89	11,074
CACI International, Inc., Class A*	6	1,388
Cadence Design Systems, Inc.†*	88	5,815
CDK Global, Inc.†	47	2,260

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CGI, Inc. (Canada)*	37	$2,928
Cision Ltd. (Cayman Islands)*	175	1,346
Citrix Systems, Inc.†	21	2,027
CommVault Systems, Inc.†*	66	2,951
Digital Turbine, Inc.*	33	213
DXC Technology Co.	78	2,301
Euronet Worldwide, Inc.*	12	1,756
Fair Isaac Corp.†*	13	3,946
Fidelity National Information Services Inc.†	98	13,010
FleetCor Technologies, Inc.†*	64	18,354
Fortinet, Inc.†*	72	5,527
Globant SA (Luxembourg)†*	36	3,297
International Business Machines Corp.†	296	43,044
Intuit, Inc.†	6	1,596
j2 Global, Inc.†	31	2,815
KBR, Inc.	24	589
Leidos Holdings, Inc.†	84	7,214
LiveRamp Holdings, Inc.†*	23	988
Manhattan Associates, Inc.†*	43	3,469
MAXIMUS, Inc.†	26	2,009
Microsoft Corp.†	43	5,978
Model N, Inc.*	1	28
NIC, Inc.†	131	2,705
Nuance Communications, Inc.†*	495	8,073
Open Text Corp. (Canada)†	162	6,611
Oracle Corp.†	699	38,466
Paychex, Inc.†	271	22,431
Paycom Software, Inc.†(a)*	21	4,399
Paylocity Holding Corp.*	46	4,489
PayPal Holdings, Inc.*	103	10,670
Perspecta, Inc.	96	2,507
Progress Software Corp.†	86	3,273
Qualys, Inc.(a)*	38	2,872
Sabre Corp.	58	1,299
salesforce.com, Inc.*	26	3,859
SPS Commerce, Inc.†*	116	5,460
SS&C Technologies Holdings, Inc.†	15	774
Symantec Corp.	291	6,876
TiVo Corp.	121	921
Tyler Technologies, Inc.†*	20	5,250
Upland Software, Inc.(a)*	18	627
Verint Systems, Inc.†*	98	4,192

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
VeriSign, Inc.†*	32	$6,036
Visa, Inc., Class A†	12	2,064
Western Union Co. (The)†(a)	561	12,998

		390,560

Technology Hardware & Equipment — 9.3%
Acacia Communications, Inc.†*	44	2,878
Amphenol Corp., Class A†	111	10,711
Apple, Inc.†	109	24,413
Arista Networks, Inc.*	4	956
Avnet, Inc.†	102	4,537
AVX Corp.	59	897
Badger Meter, Inc.	50	2,685
Belden, Inc.†	52	2,774
CDW Corp.†	58	7,148
Ciena Corp.†*	20	785
Cisco Systems, Inc.†	523	25,841
Cognex Corp.	38	1,867
Coherent, Inc.(a)*	14	2,152
Diebold Nixdorf, Inc.(a)*	258	2,890
EchoStar Corp., Class A†*	128	5,071
F5 Networks, Inc.†*	72	10,110
Fabrinet (Cayman Islands)*	19	994
FLIR Systems, Inc.†	4	210
Hewlett Packard Enterprise Co.†	678	10,285
HP, Inc.†	1,124	21,266
Insight Enterprises, Inc.(a)*	41	2,283
InterDigital, Inc.	12	630
Itron, Inc.*	22	1,627
Jabil, Inc.	30	1,073
Juniper Networks, Inc.†	252	6,237
Keysight Technologies, Inc.†*	115	11,184
Motorola Solutions, Inc.†	77	13,122
MTS Systems Corp.	13	718
NCR Corp.(a)*	115	3,629
NetApp, Inc.†	228	11,972
OSI Systems, Inc.*	20	2,031
ScanSource, Inc.†*	32	978
Seagate Technology PLC (Ireland)†	60	3,227
TE Connectivity Ltd. (Switzerland)†	157	14,629
Tech Data Corp.*	24	2,502
TTM Technologies, Inc.(a)*	155	1,890
Vishay Intertechnology, Inc.†	266	4,503
Xerox Holdings Corp.†	373	11,156

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Zebra Technologies Corp., Class A†*	18	$3,715

		235,576

Telecommunication Services — 4.3%
AT&T, Inc.†	1,087	41,132
BCE, Inc. (Canada)†	16	775
CenturyLink, Inc.†	945	11,794
Cogent Communications Holdings, Inc.	38	2,094
Intelsat SA (Luxembourg)*	39	889
Rogers Communications, Inc., Class B (Canada)†	77	3,752
T-Mobile US, Inc.*	78	6,144
United States Cellular Corp.†(a)*	15	564
Verizon Communications, Inc.†	696	42,011

		109,155

Transportation — 7.0%
Alaska Air Group, Inc.	66	4,284
ArcBest Corp.	80	2,436
Atlas Air Worldwide Holdings, Inc.*	41	1,034
Canadian National Railway Co. (Canada)	10	899
Canadian Pacific Railway Ltd. (Canada)†	28	6,229
CH Robinson Worldwide, Inc.†(a)	161	13,650
CSX Corp.†	394	27,292
Delta Air Lines, Inc.†	294	16,934
Echo Global Logistics, Inc.*	43	974
Expeditors International of Washington, Inc.†	125	9,286
FedEx Corp.†	15	2,184
Genesee & Wyoming, Inc., Class A†*	9	995
Heartland Express, Inc.	54	1,162
Hub Group, Inc., Class A*	26	1,209
Kansas City Southern†	77	10,242
Landstar System, Inc.†	66	7,430
Norfolk Southern Corp.†	122	21,918
Old Dominion Freight Line, Inc.(a)	9	1,530
Schneider National, Inc., Class B†	106	2,302
Southwest Airlines Co.†	404	21,820
Union Pacific Corp.†	95	15,388
United Airlines Holdings, Inc.†*	73	6,454
Werner Enterprises, Inc.(a)	17	600
XPO Logistics, Inc.(a)*	15	1,074

		177,326

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 4.1%
American Water Works Co., Inc.	36	$4,472
CMS Energy Corp.†	162	10,360
DTE Energy Co.†	80	10,637
Evergy, Inc.	12	799
Fortis, Inc. (Canada)	29	1,228
NRG Energy, Inc.†	207	8,197
PPL Corp.	165	5,196
Public Service Enterprise Group, Inc.†	295	18,314
Sempra Energy†	157	23,175
Southern Co. (The)	142	8,771
TransAlta Corp. (Canada)	4	26
Vistra Energy Corp.†	250	6,682
WEC Energy Group, Inc.(a)	63	5,991

		103,848

TOTAL COMMON STOCKS (Cost $4,014,093)		4,370,278

TOTAL LONG POSITIONS - 173.0%		4,370,278

(Cost $4,014,093)

SHORT POSITIONS — (74.7)%
COMMON STOCKS — (74.7)%
Automobiles & Components — (2.4)%
Adient PLC (Ireland)	(306)	(7,026)
American Axle & Manufacturing Holdings, Inc.*	(499)	(4,102)
Aptiv PLC (Jersey)	(7)	(612)
Cooper Tire & Rubber Co.	(58)	(1,515)
Dana, Inc.	(391)	(5,646)
Delphi Technologies PLC (Jersey)	(233)	(3,122)
Dorman Products, Inc.*	(55)	(4,375)
Fox Factory Holding Corp.*	(45)	(2,801)
Goodyear Tire & Rubber Co. (The)	(865)	(12,460)
LCI Industries	(13)	(1,194)
Lear Corp.	(5)	(589)
Standard Motor Products, Inc.	(28)	(1,359)
Tenneco, Inc., Class A	(223)	(2,792)
Thor Industries, Inc.	(80)	(4,531)
Visteon Corp.*	(81)	(6,686)
Winnebago Industries, Inc.	(41)	(1,572)

		(60,382)

Capital Goods — (8.8)%
AAON, Inc.	(18)	(827)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
AAR Corp.	(91)	$(3,750)
Actuant Corp., Class A	(44)	(965)
AECOM*	(101)	(3,794)
Arcosa, Inc.	(48)	(1,642)
Argan, Inc.	(49)	(1,925)
Astec Industries, Inc.	(52)	(1,617)
Atkore International Group, Inc.*	(51)	(1,548)
Axon Enterprise, Inc.*	(56)	(3,180)
Beacon Roofing Supply, Inc.*	(31)	(1,039)
Bloom Energy Corp., Class A*	(346)	(1,124)
Boeing Co. (The)	(55)	(20,926)
Chart Industries, Inc.*	(23)	(1,434)
CIRCOR International, Inc.*	(26)	(976)
Colfax Corp.*	(290)	(8,427)
Cubic Corp.	(69)	(4,860)
Dycom Industries, Inc.*	(96)	(4,901)
EnerSys	(124)	(8,177)
Evoqua Water Technologies Corp.*	(169)	(2,876)
Fastenal Co.	(85)	(2,777)
Fortune Brands Home & Security, Inc.	(51)	(2,790)
Generac Holdings, Inc.*	(76)	(5,954)
General Dynamics Corp.	(17)	(3,106)
Granite Construction, Inc.	(62)	(1,992)
Harsco Corp.*	(109)	(2,067)
ITT, Inc.	(44)	(2,692)
Kennametal, Inc.	(86)	(2,644)
Kratos Defense & Security Solutions, Inc.*	(268)	(4,983)
Lennox International, Inc.	(33)	(8,018)
Moog, Inc., Class A	(17)	(1,379)
Mueller Water Products, Inc., Class A	(342)	(3,844)
Nordson Corp.	(43)	(6,289)
Oshkosh Corp.	(35)	(2,653)
Patrick Industries, Inc.*	(47)	(2,015)
Pentair PLC (Ireland)	(195)	(7,371)
Proto Labs, Inc.*	(38)	(3,880)
Quanta Services, Inc.	(372)	(14,062)
Raven Industries, Inc.	(50)	(1,673)
Raytheon Co.	(22)	(4,316)
RBC Bearings, Inc.*	(10)	(1,659)
REV Group, Inc.	(116)	(1,326)
Rockwell Automation, Inc.	(11)	(1,813)
SiteOne Landscape Supply, Inc.*	(30)	(2,221)
Sunrun, Inc.*	(573)	(9,572)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Terex Corp.	(98)	$(2,545)
Toro Co. (The)	(89)	(6,524)
Trex Co., Inc.*	(50)	(4,546)
TriMas Corp.*	(2)	(61)
Triumph Group, Inc.	(157)	(3,592)
Tutor Perini Corp.*	(12)	(172)
United Rentals, Inc.*	(16)	(1,994)
Univar Solutions, Inc.*	(431)	(8,948)
Vicor Corp.*	(118)	(3,483)
Vivint Solar, Inc.*	(276)	(1,805)
WABCO Holdings, Inc.*	(10)	(1,338)
Wabtec Corp.	(66)	(4,743)
Watsco, Inc.	(19)	(3,214)
WESCO International, Inc.*	(24)	(1,146)
Xylem, Inc.	(33)	(2,627)

		(221,822)

Commercial & Professional Services — (1.8)%
ACCO Brands Corp.	(1)	(10)
ADT, Inc.	(304)	(1,906)
Advanced Disposal Services, Inc.*	(90)	(2,931)
Brady Corp., Class A	(47)	(2,493)
Casella Waste Systems, Inc., Class A*	(70)	(3,006)
Cimpress NV (Netherlands)*	(5)	(659)
Covanta Holding Corp.	(39)	(674)
Equifax, Inc.	(19)	(2,673)
Exponent, Inc.	(23)	(1,608)
Herman Miller, Inc.	(36)	(1,659)
HNI Corp.	(36)	(1,278)
Insperity, Inc.	(29)	(2,860)
Interface, Inc.	(85)	(1,227)
MSA Safety, Inc.	(53)	(5,783)
Nielsen Holdings PLC (United Kingdom)	(102)	(2,168)
Rollins, Inc.	(190)	(6,473)
Team, Inc.*	(77)	(1,390)
TriNet Group, Inc.*	(11)	(684)
Upwork, Inc.*	(114)	(1,517)
US Ecology, Inc.	(76)	(4,859)

		(45,858)

Consumer Durables & Apparel — (3.3)%
Callaway Golf Co.	(253)	(4,911)
Canada Goose Holdings, Inc. (Canada)*	(389)	(17,104)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Capri Holdings Ltd. (British Virgin Islands)*	(350)	$(11,606)
Columbia Sportswear Co.	(41)	(3,972)
Crocs, Inc.*	(100)	(2,776)
G-III Apparel Group Ltd.*	(106)	(2,732)
Gildan Activewear, Inc. (Canada)	(90)	(3,195)
GoPro, Inc., Class A*	(528)	(2,738)
Installed Building Products, Inc.*	(14)	(803)
iRobot Corp.*	(216)	(13,321)
Leggett & Platt, Inc.	(80)	(3,275)
Levi Strauss & Co., Class A	(114)	(2,171)
Lululemon Athletica, Inc.*	(5)	(963)
Mohawk Industries, Inc.*	(4)	(496)
Movado Group, Inc.	(2)	(50)
Tupperware Brands Corp.	(15)	(238)
Wolverine World Wide, Inc.	(364)	(10,287)
YETI Holdings, Inc.*	(61)	(1,708)

		(82,346)

Consumer Services — (2.6)%
Brinker International, Inc.	(34)	(1,451)
Carnival Corp. (Panama)	(159)	(6,950)
Chegg, Inc.*	(24)	(719)
Churchill Downs, Inc.	(50)	(6,173)
Eldorado Resorts, Inc.*	(140)	(5,582)
Grand Canyon Education, Inc.*	(19)	(1,866)
Hilton Grand Vacations, Inc.*	(35)	(1,120)
Houghton Mifflin Harcourt Co.*	(110)	(586)
Hyatt Hotels Corp., Class A	(90)	(6,630)
Las Vegas Sands Corp.	(9)	(520)
MGM Resorts International	(65)	(1,802)
OneSpaWorld Holdings Ltd. (Bahamas)*	(56)	(870)
Papa John’s International, Inc.	(69)	(3,612)
Red Rock Resorts, Inc., Class A	(205)	(4,163)
Regis Corp.*	(44)	(890)
Royal Caribbean Cruises Ltd. (Liberia)	(26)	(2,817)
Shake Shack, Inc., Class A*	(34)	(3,333)
Six Flags Entertainment Corp.	(77)	(3,911)
Vail Resorts, Inc.	(2)	(455)
Wingstop, Inc.	(63)	(5,499)
Wynn Resorts Ltd.	(65)	(7,067)

		(66,016)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (6.9)%
Archrock, Inc.	(269)	$(2,682)
Cameco Corp. (Canada)	(285)	(2,707)
Canadian Natural Resources Ltd. (Canada)	(213)	(5,672)
Centennial Resource Development, Inc., Class A*	(1,461)	(6,596)
Cheniere Energy, Inc.*	(25)	(1,576)
Chesapeake Energy Corp.*	(10,760)	(15,172)
Cimarex Energy Co.	(98)	(4,698)
CNX Resources Corp.*	(560)	(4,066)
Concho Resources, Inc.	(202)	(13,716)
Diamond Offshore Drilling, Inc.*	(1,197)	(6,655)
Diamondback Energy, Inc.	(75)	(6,743)
Encana Corp. (Canada)	(720)	(3,312)
Equitrans Midstream Corp.	(378)	(5,500)
Extraction Oil & Gas, Inc.*	(538)	(1,582)
Exxon Mobil Corp.	(19)	(1,342)
Halliburton Co.	(103)	(1,942)
Magnolia Oil & Gas Corp., Class A*	(54)	(599)
Matador Resources Co.*	(315)	(5,207)
Murphy Oil Corp.	(427)	(9,441)
Noble Energy, Inc.	(154)	(3,459)
Northern Oil and Gas, Inc.*	(460)	(902)
Oasis Petroleum, Inc.*	(3,111)	(10,764)
Oceaneering International, Inc.*	(94)	(1,274)
ONEOK, Inc.	(36)	(2,653)
Par Pacific Holdings, Inc.*	(75)	(1,714)
PDC Energy, Inc.*	(32)	(888)
ProPetro Holding Corp.*	(219)	(1,991)
Renewable Energy Group, Inc.*	(3)	(45)
RPC, Inc.	(230)	(1,290)
SemGroup Corp., Class A	(219)	(3,578)
Ship Finance International Ltd. (Bermuda)	(233)	(3,271)
SM Energy Co.	(137)	(1,328)
Solaris Oilfield Infrastructure, Inc., Class A	(227)	(3,046)
Southwestern Energy Co.*	(472)	(911)
Suncor Energy, Inc. (Canada)	(53)	(1,674)
Targa Resources Corp.	(227)	(9,119)
US Silica Holdings, Inc.	(154)	(1,472)
Valaris PLC (United Kingdom)	(2,026)	(9,745)
Whiting Petroleum Corp.*	(1,512)	(12,141)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
WPX Energy, Inc.*	(311)	$(3,293)

		(173,766)

Food & Staples Retailing — (0.5)%
Casey’s General Stores, Inc.	(14)	(2,256)
Performance Food Group Co.*	(159)	(7,316)
United Natural Foods, Inc.*	(172)	(1,981)

		(11,553)

Food, Beverage & Tobacco — (1.6)%
Archer-Daniels-Midland Co.	(23)	(945)
Brown-Forman Corp., Class B	(87)	(5,462)
Calavo Growers, Inc.	(15)	(1,428)
Cott Corp. (Canada)	(378)	(4,714)
Darling Ingredients, Inc.*	(241)	(4,610)
Flowers Foods, Inc.	(96)	(2,220)
Freshpet, Inc.*	(87)	(4,330)
Hain Celestial Group, Inc. (The)*	(357)	(7,667)
J&J Snack Foods Corp.	(19)	(3,648)
MGP Ingredients, Inc.	(22)	(1,093)
Post Holdings, Inc.*	(7)	(741)
Sanderson Farms, Inc.	(30)	(4,540)

		(41,398)

Health Care Equipment & Services — (4.8)%
Acadia Healthcare Co., Inc.*	(159)	(4,942)
AMN Healthcare Services, Inc.*	(14)	(806)
AtriCure, Inc.*	(26)	(648)
Atrion Corp.	(2)	(1,558)
Axogen, Inc.*	(211)	(2,633)
Becton Dickinson and Co.	(19)	(4,806)
Boston Scientific Corp.*	(179)	(7,284)
Cantel Medical Corp.	(86)	(6,433)
Cerus Corp.*	(1)	(5)
Covetrus, Inc.*	(75)	(892)
DexCom, Inc.*	(16)	(2,388)
Diplomat Pharmacy, Inc.*	(124)	(608)
Encompass Health Corp.	(35)	(2,215)
Ensign Group, Inc. (The)	(67)	(3,178)
Evolent Health, Inc., Class A*	(561)	(4,034)
Glaukos Corp.*	(68)	(4,251)
Globus Medical, Inc., Class A*	(54)	(2,760)
HCA Healthcare, Inc.	(5)	(602)
IDEXX Laboratories, Inc.*	(3)	(816)
Inogen, Inc.*	(18)	(862)
Inspire Medical Systems, Inc.*	(95)	(5,797)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Intuitive Surgical, Inc.*	(17)	$(9,179)
iRhythm Technologies, Inc.*	(110)	(8,152)
Lantheus Holdings, Inc.*	(8)	(201)
Medidata Solutions, Inc.*	(53)	(4,849)
Merit Medical Systems, Inc.*	(73)	(2,224)
Neogen Corp.*	(8)	(545)
Nevro Corp.*	(116)	(9,973)
Patterson Cos., Inc.	(46)	(820)
Penumbra, Inc.*	(4)	(538)
PetIQ, Inc.*	(91)	(2,481)
RadNet, Inc.*	(66)	(948)
STAAR Surgical Co.*	(125)	(3,222)
Tabula Rasa HealthCare, Inc.*	(87)	(4,780)
Tenet Healthcare Corp.*	(376)	(8,317)
Vocera Communications, Inc.*	(100)	(2,465)
Wright Medical Group NV (Netherlands)*	(168)	(3,466)
Zimmer Biomet Holdings, Inc.	(5)	(686)

		(120,364)

Household & Personal Products — (0.7)%
Central Garden & Pet Co., Class A*	(25)	(693)
Energizer Holdings, Inc.	(280)	(12,202)
Inter Parfums, Inc.	(1)	(70)
WD-40 Co.	(26)	(4,772)

		(17,737)

Materials — (8.7)%
Albemarle Corp.	(135)	(9,385)
Alcoa Corp.*	(291)	(5,840)
American Vanguard Corp.	(49)	(769)
AptarGroup, Inc.	(9)	(1,066)
Balchem Corp.	(3)	(298)
Barrick Gold Corp. (Canada)	(84)	(1,456)
Boise Cascade Co.	(19)	(619)
Cabot Corp.	(49)	(2,221)
Cleveland-Cliffs, Inc.	(1,451)	(10,476)
Compass Minerals International, Inc.	(29)	(1,638)
Fortuna Silver Mines, Inc. (Canada)*	(469)	(1,449)
Freeport-McMoRan, Inc.	(1,241)	(11,876)
GCP Applied Technologies, Inc.*	(124)	(2,387)
Greif, Inc., Class A	(35)	(1,326)
Hecla Mining Co.	(2,217)	(3,902)
Ingevity Corp.*	(88)	(7,466)
International Flavors & Fragrances, Inc.	(125)	(15,336)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Kirkland Lake Gold Ltd. (Canada)	(21)	$(941)
Livent Corp.*	(284)	(1,900)
Louisiana-Pacific Corp.	(656)	(16,124)
LyondellBasell Industries NV, Class A (Netherlands)	(237)	(21,204)
Mosaic Co. (The)	(895)	(18,348)
Newmont Goldcorp Corp.	(523)	(19,832)
Olin Corp.	(45)	(842)
Owens-Illinois, Inc.	(400)	(4,108)
Pan American Silver Corp. (Canada)	(295)	(4,626)
PH Glatfelter Co.	(47)	(723)
PPG Industries, Inc.	(23)	(2,726)
Royal Gold, Inc.	(5)	(616)
Teck Resources Ltd., Class B (Canada)	(716)	(11,621)
Tronox Holdings PLC, Class A (United Kingdom)	(301)	(2,498)
United States Steel Corp.	(1,790)	(20,674)
Valvoline, Inc.	(76)	(1,674)
Westlake Chemical Corp.	(172)	(11,269)
Yamana Gold, Inc. (Canada)	(704)	(2,239)

		(219,475)

Media & Entertainment — (2.0)%
AMC Entertainment Holdings, Inc., Class A	(182)	(1,947)
Cable One, Inc.	(4)	(5,019)
Eventbrite, Inc., Class A*	(136)	(2,409)
EW Scripps Co. (The), Class A	(50)	(664)
Gray Television, Inc.*	(64)	(1,044)
Live Nation Entertainment, Inc.*	(43)	(2,853)
Madison Square Garden Co. (The), Class A*	(14)	(3,689)
Sirius XM Holdings, Inc.	(306)	(1,914)
Take-Two Interactive Software, Inc.*	(36)	(4,512)
TrueCar, Inc.*	(309)	(1,051)
World Wrestling Entertainment, Inc., Class A	(69)	(4,909)
Yelp, Inc.*	(174)	(6,046)
Zillow Group, Inc., Class C*	(514)	(15,327)

		(51,384)

Pharmaceuticals, Biotechnology & Life Sciences — (5.0)%
Agios Pharmaceuticals, Inc.*	(76)	(2,462)
Alkermes PLC (Ireland)*	(101)	(1,971)
Amicus Therapeutics, Inc.*	(369)	(2,959)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Amneal Pharmaceuticals, Inc.*	(40)	$(116)
Arena Pharmaceuticals, Inc.*	(28)	(1,282)
ArQule, Inc.*	(251)	(1,800)
Atara Biotherapeutics, Inc.*	(59)	(833)
Athenex, Inc.*	(1)	(12)
Audentes Therapeutics, Inc.*	(21)	(590)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(35)	(1,460)
BioMarin Pharmaceutical, Inc.*	(70)	(4,718)
Bio-Techne Corp.	(4)	(783)
Bluebird Bio, Inc.*	(77)	(7,070)
Blueprint Medicines Corp.*	(38)	(2,792)
Cambrex Corp.*	(25)	(1,487)
Catalent, Inc.*	(163)	(7,769)
Codexis, Inc.*	(154)	(2,112)
Cronos Group, Inc. (Canada)*	(232)	(2,100)
Emergent BioSolutions, Inc.*	(28)	(1,464)
Epizyme, Inc.*	(9)	(93)
Fate Therapeutics, Inc.*	(38)	(590)
Illumina, Inc.*	(38)	(11,560)
Insmed, Inc.*	(188)	(3,316)
Intercept Pharmaceuticals, Inc.*	(21)	(1,394)
Intersect ENT, Inc.*	(21)	(357)
Intra-Cellular Therapies, Inc.*	(178)	(1,330)
Intrexon Corp.*	(13)	(74)
Iovance Biotherapeutics, Inc.*	(7)	(127)
Ligand Pharmaceuticals, Inc.*	(4)	(398)
Luminex Corp.	(110)	(2,271)
MacroGenics, Inc.*	(83)	(1,059)
Myriad Genetics, Inc.*	(243)	(6,957)
NanoString Technologies, Inc.*	(78)	(1,684)
Nektar Therapeutics*	(474)	(8,634)
Pacific Biosciences of California, Inc.*	(696)	(3,591)
PerkinElmer, Inc.	(152)	(12,946)
PTC Therapeutics, Inc.*	(9)	(304)
REGENXBIO, Inc.*	(108)	(3,845)
Sage Therapeutics, Inc.*	(6)	(842)
Sangamo Therapeutics, Inc.*	(220)	(1,991)
Sarepta Therapeutics, Inc.*	(190)	(14,311)
Spark Therapeutics, Inc.*	(9)	(873)
Theravance Biopharma, Inc. (Cayman Islands)*	(99)	(1,929)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Ultragenyx Pharmaceutical, Inc.*	(47)	$(2,011)
Vericel Corp.*	(2)	(30)
ZIOPHARM Oncology, Inc.*	(51)	(218)

		(126,515)

Retailing — (3.2)%
Aaron’s, Inc.	(19)	(1,221)
Abercrombie & Fitch Co., Class A	(197)	(3,073)
Amazon.com, Inc.*	(1)	(1,736)
American Eagle Outfitters, Inc.	(73)	(1,184)
At Home Group, Inc.*	(79)	(760)
Boot Barn Holdings, Inc.*	(27)	(942)
Caleres, Inc.	(55)	(1,288)
CarMax, Inc.*	(11)	(968)
Carvana Co.*	(16)	(1,056)
Children’s Place, Inc. (The)	(35)	(2,695)
Designer Brands, Inc., Class A	(131)	(2,243)
Dick’s Sporting Goods, Inc.	(310)	(12,651)
Floor & Decor Holdings, Inc., Class A*	(52)	(2,660)
Genuine Parts Co.	(92)	(9,162)
GrubHub, Inc.*	(202)	(11,354)
Guess?, Inc.	(411)	(7,616)
National Vision Holdings, Inc.*	(104)	(2,503)
Office Depot, Inc.	(430)	(755)
Ollie’s Bargain Outlet Holdings, Inc.*	(20)	(1,173)
Party City Holdco, Inc.*	(140)	(799)
Urban Outfitters, Inc.*	(33)	(927)
Wayfair, Inc., Class A*	(47)	(5,270)
Williams-Sonoma, Inc.	(132)	(8,973)

		(81,009)

Semiconductors & Semiconductor Equipment — (5.7)%
Advanced Energy Industries, Inc.*	(39)	(2,239)
Advanced Micro Devices, Inc.*	(316)	(9,161)
Ambarella, Inc. (Cayman Islands)*	(130)	(8,169)
Brooks Automation, Inc.	(153)	(5,666)
Cabot Microelectronics Corp.	(44)	(6,213)
Cohu, Inc.	(20)	(270)
First Solar, Inc.*	(34)	(1,972)
FormFactor, Inc.*	(208)	(3,878)
KLA Corp.	(139)	(22,164)
MACOM Technology Solutions Holdings, Inc.*	(225)	(4,836)
Maxim Integrated Products, Inc.	(16)	(927)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
MaxLinear, Inc.*	(136)	$(3,044)
Micron Technology, Inc.*	(318)	(13,626)
MKS Instruments, Inc.	(161)	(14,857)
Monolithic Power Systems, Inc.	(61)	(9,493)
NVIDIA Corp.	(31)	(5,396)
ON Semiconductor Corp.*	(842)	(16,175)
Photronics, Inc.*	(128)	(1,393)
Power Integrations, Inc.	(32)	(2,894)
Rambus, Inc.*	(103)	(1,352)
Semtech Corp.*	(91)	(4,424)
Silicon Laboratories, Inc.*	(22)	(2,450)
Synaptics, Inc.*	(56)	(2,237)

		(142,836)

Software & Services — (8.1)%
2U, Inc.*	(248)	(4,037)
8x8, Inc.*	(488)	(10,111)
Altair Engineering, Inc., Class A*	(6)	(208)
Anaplan, Inc.*	(9)	(423)
Appian Corp.*	(96)	(4,560)
Atlassian Corp. PLC, Class A (United Kingdom)*	(9)	(1,129)
Benefitfocus, Inc.*	(150)	(3,571)
Black Knight, Inc.*	(62)	(3,786)
BlackBerry Ltd. (Canada)*	(660)	(3,465)
Bottomline Technologies DE, Inc.*	(24)	(944)
Box, Inc., Class A*	(275)	(4,554)
Carbon Black, Inc.*	(90)	(2,339)
Carbonite, Inc.*	(20)	(310)
Cloudera, Inc.*	(837)	(7,416)
Conduent, Inc.*	(458)	(2,849)
CoreLogic, Inc.*	(72)	(3,331)
Cornerstone OnDemand, Inc.*	(2)	(110)
DocuSign, Inc.*	(45)	(2,786)
Domo, Inc., Class B*	(53)	(847)
Dropbox, Inc., Class A*	(362)	(7,302)
Elastic NV (Netherlands)*	(7)	(576)
Envestnet, Inc.*	(46)	(2,608)
Everbridge, Inc.*	(8)	(494)
FireEye, Inc.*	(485)	(6,470)
Five9, Inc.*	(16)	(860)
ForeScout Technologies, Inc.*	(136)	(5,157)
Gartner, Inc.*	(25)	(3,575)
Guidewire Software, Inc.*	(59)	(6,217)
Instructure, Inc.*	(71)	(2,751)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Jack Henry & Associates, Inc.	(11)	$(1,606)
LivePerson, Inc.*	(53)	(1,892)
LogMeIn, Inc.	(30)	(2,129)
MicroStrategy, Inc., Class A*	(9)	(1,335)
New Relic, Inc.*	(193)	(11,860)
Nutanix, Inc., Class A*	(326)	(8,558)
Okta, Inc.*	(4)	(394)
Palo Alto Networks, Inc.*	(44)	(8,969)
Perficient, Inc.*	(18)	(694)
Pivotal Software, Inc., Class A*	(135)	(2,014)
Pluralsight, Inc., Class A*	(428)	(7,188)
Presidio, Inc.	(3)	(51)
PTC, Inc.*	(93)	(6,341)
Rapid7, Inc.*	(40)	(1,816)
RealPage, Inc.*	(24)	(1,509)
SailPoint Technologies Holding, Inc.*	(253)	(4,729)
Science Applications International Corp.	(37)	(3,232)
Smartsheet, Inc., Class A*	(119)	(4,288)
Splunk, Inc.*	(39)	(4,597)
Square, Inc., Class A*	(21)	(1,301)
SVMK, Inc.*	(64)	(1,094)
Switch, Inc., Class A	(319)	(4,983)
Tenable Holdings, Inc.*	(210)	(4,700)
Twilio, Inc., Class A*	(27)	(2,969)
Varonis Systems, Inc.*	(54)	(3,228)
WEX, Inc.*	(6)	(1,212)
Workday, Inc., Class A*	(28)	(4,759)
Yext, Inc.*	(36)	(572)
Zendesk, Inc.*	(46)	(3,352)
Zscaler, Inc.*	(86)	(4,064)
Zuora, Inc., Class A*	(478)	(7,194)

		(205,416)

Technology Hardware & Equipment — (4.8)%
3D Systems Corp.*	(718)	(5,852)
Anixter International, Inc.*	(28)	(1,935)
CommScope Holding Co., Inc.*	(943)	(11,090)
Corning, Inc.	(575)	(16,399)
Dolby Laboratories, Inc., Class A	(52)	(3,361)
Extreme Networks, Inc.*	(300)	(2,182)
Fitbit, Inc., Class A*	(1,037)	(3,951)
II-VI, Inc.*	(187)	(6,568)
Infinera Corp.*	(623)	(3,395)
IPG Photonics Corp.*	(93)	(12,611)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
KEMET Corp.	(101)	$(1,836)
Knowles Corp.*	(63)	(1,281)
Littelfuse, Inc.	(18)	(3,192)
Lumentum Holdings, Inc.*	(48)	(2,571)
Methode Electronics, Inc.	(19)	(639)
NetScout Systems, Inc.*	(159)	(3,667)
nLight, Inc.*	(123)	(1,926)
Novanta, Inc. (Canada)*	(15)	(1,226)
Plantronics, Inc.	(35)	(1,306)
Plexus Corp.*	(51)	(3,188)
Pure Storage, Inc., Class A*	(348)	(5,895)
Sanmina Corp.*	(56)	(1,798)
Sierra Wireless, Inc. (Canada)*	(52)	(556)
Stratasys Ltd. (Israel)*	(194)	(4,133)
SYNNEX Corp.	(67)	(7,564)
Viavi Solutions, Inc.*	(58)	(812)
Western Digital Corp.	(205)	(12,226)

		(121,160)

Telecommunication Services — (0.2)%
Bandwidth, Inc., Class A*	(23)	(1,498)
Boingo Wireless, Inc.*	(305)	(3,385)
Globalstar, Inc.*	(10)	(4)
Vonage Holdings Corp.*	(124)	(1,401)

		(6,288)

Transportation — (1.8)%
Air Transport Services Group, Inc.*	(227)	(4,772)
Hawaiian Holdings, Inc.	(210)	(5,515)
JetBlue Airways Corp.*	(33)	(553)
Knight-Swift Transportation Holdings, Inc.	(39)	(1,416)
Matson, Inc.	(86)	(3,226)
Ryder System, Inc.	(227)	(11,752)
Saia, Inc.*	(56)	(5,247)
SkyWest, Inc.	(138)	(7,921)
Spirit Airlines, Inc.*	(172)	(6,244)

		(46,646)

Utilities — (1.8)%
Ameren Corp.	(60)	(4,803)
Aqua America, Inc.	(33)	(1,479)
Avangrid, Inc.	(15)	(784)
Black Hills Corp.	(30)	(2,302)
CenterPoint Energy, Inc.	(238)	(7,183)
Dominion Energy, Inc.	(22)	(1,783)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Concluded)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Edison International	(51)	$(3,846)
El Paso Electric Co.	(17)	(1,140)
Eversource Energy	(40)	(3,419)
FirstEnergy Corp.	(29)	(1,399)
National Fuel Gas Co.	(47)	(2,205)
OGE Energy Corp.	(5)	(227)
Otter Tail Corp.	(1)	(54)
Pattern Energy Group, Inc., Class A	(25)	(673)
PG&E Corp.*	(1,209)	(12,090)
Spire, Inc.	(12)	(1,047)

		(44,434)

TOTAL COMMON STOCK (Proceeds $2,037,755)		(1,886,405)

TOTAL SECURITES SOLD SHORT - (74.7)%		(1,886,405)

(Proceeds $2,037,755)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%.		42,384

NET ASSETS - 100.0%		$2,526,257

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $166,960, which was collateralized by $151,065 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 10/10/2019 - 2/15/2049.

(b)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR   Contingent Value Rights

PLC    Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — 95.1%
Automobiles & Components — 0.8%
Ford Motor Co.(a)	50,831	$465,612

Banks — 0.3%
US Bancorp(a)	2,861	158,328

Capital Goods — 8.4%
3M Co.	2,370	389,628
Arconic, Inc.	67	1,742
Cummins, Inc.(a)	2,546	414,158
Dover Corp.	68	6,770
Eaton Corp. PLC (Ireland)	4,681	389,225
Emerson Electric Co.	3,496	233,742
Fortune Brands Home & Security, Inc.	21	1,149
Honeywell International, Inc.(a)	4,105	694,566
Illinois Tool Works, Inc.(a)	1,761	275,579
Ingersoll-Rand PLC (Ireland)	1,142	140,706
Jacobs Engineering Group, Inc.(a)	1,802	164,883
Johnson Controls International PLC (Ireland)	11,781	517,068
L3Harris Technologies, Inc.	1,026	214,065
Lockheed Martin Corp.(a)	2,500	975,150
Masco Corp.	281	11,712
Parker-Hannifin Corp.(a)	1,688	304,870
Snap-on, Inc.(a)	640	100,186
United Technologies Corp.(a)	1,041	142,117

		4,977,316

Commercial & Professional Services — 0.5%
Cintas Corp.	126	33,781
Republic Services, Inc.	2,328	201,488
Robert Half International, Inc.(a)	1,167	64,955
Waste Management, Inc.(a)	240	27,600

		327,824

Consumer Durables & Apparel — 0.7%
Garmin Ltd. (Switzerland)	144	12,195
Mohawk Industries, Inc.(a)*	347	43,052
PVH Corp.(a)	838	73,937
Ralph Lauren Corp.(a)(b)	1,218	116,282
VF Corp.(a)	2,213	196,935

		442,401

Consumer Services — 1.7%
Carnival Corp. (Panama)	3,776	165,049
Darden Restaurants, Inc.(a)	1,124	132,879
Hilton Worldwide Holdings, Inc.	95	8,845
McDonald’s Corp.	1,805	387,552
Starbucks Corp.	114	10,080

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.	2,689	$305,013

		1,009,418

Diversified Financials — 4.4%
Affiliated Managers Group, Inc.(a)	581	48,426
American Express Co.	1,219	144,183
Berkshire Hathaway, Inc., Class B*	394	81,960
BlackRock, Inc.(a)	1,329	592,256
Discover Financial Services(a)	1,809	146,692
Franklin Resources, Inc.(a)	5,743	165,743
Intercontinental Exchange, Inc.	2,782	256,695
Invesco Ltd. (Bermuda)	4,682	79,313
MarketAxess Holdings, Inc.(a)	307	100,542
Moody’s Corp.	690	141,333
Nasdaq, Inc.	1,287	127,863
S&P Global, Inc.	1,626	398,337
T Rowe Price Group, Inc.(a)	2,834	323,784

		2,607,127

Energy — 5.2%
Cabot Oil & Gas Corp.(a)	4,753	83,510
Chevron Corp.(a)	8,514	1,009,760
ConocoPhillips(a)	12,202	695,270
Devon Energy Corp.(a)	4,577	110,123
Helmerich & Payne, Inc.(a)	1,099	44,037
HollyFrontier Corp.(a)	1,879	100,790
Kinder Morgan, Inc.(a)	12,915	266,178
Marathon Petroleum Corp.(a)	2,213	134,440
Occidental Petroleum Corp.(a)	8,081	359,362
Phillips 66	14	1,434
TechnipFMC PLC (United Kingdom)	184	4,442
Valero Energy Corp.(a)	3,283	279,843

		3,089,189

Food & Staples Retailing — 4.0%
Kroger Co. (The)(a)	12,676	326,787
Sysco Corp.(a)	5,603	444,878
Walgreens Boots Alliance, Inc.(a)	10,265	567,757
Walmart, Inc.(a)	8,899	1,056,133

		2,395,555

Food, Beverage & Tobacco — 8.0%
Altria Group, Inc.	8,743	357,589
Campbell Soup Co.(b)	1,411	66,204
Coca-Cola Co. (The)(a)	9,901	539,010
Conagra Brands, Inc.(a)	7,181	220,313
General Mills, Inc.(a)	7,954	438,424

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hershey Co. (The)(a)	1,873	$290,296
JM Smucker Co. (The)(a)	832	91,537
Kellogg Co.(a)	3,229	207,786
Kraft Heinz Co. (The)(a)	13,881	387,766
McCormick & Co., Inc., non-voting shares(b)	479	74,868
Molson Coors Brewing Co., Class B(a)	822	47,265
Mondelez International, Inc., Class A(a)	12,874	712,190
PepsiCo, Inc.(a)	5,689	779,962
Philip Morris International, Inc.(a)	7,166	544,114
Tyson Foods, Inc., Class A	68	5,858

		4,763,182

Health Care Equipment & Services — 6.2%
AmerisourceBergen Corp.(a)	2,147	176,763
Anthem, Inc.	899	215,850
Cardinal Health, Inc.(a)	2,839	133,972
Centene Corp.*	1,935	83,708
Cigna Corp.(a)	163	24,742
CVS Health Corp.(a)	19,847	1,251,750
DaVita, Inc.(a)(b)*	1,871	106,778
Henry Schein, Inc.(a)(b)*	1,571	99,758
Humana, Inc.	801	204,792
Laboratory Corp. of America Holdings*	20	3,360
McKesson Corp.(a)	2,623	358,459
Medtronic PLC (Ireland)	3,774	409,932
Quest Diagnostics, Inc.	1,582	169,321
UnitedHealth Group, Inc.	1,283	278,822
Universal Health Services, Inc., Class B(a)	927	137,891

		3,655,898

Household & Personal Products — 2.0%
Church & Dwight Co., Inc.	567	42,661
Clorox Co. (The)	737	111,928
Colgate-Palmolive Co.	5,703	419,228
Kimberly-Clark Corp.	1,600	227,280
Procter & Gamble Co. (The)(a)	3,223	400,877

		1,201,974

Insurance — 3.2%
Aflac, Inc.(a)	6,490	339,557
Allstate Corp. (The)(a)	2,992	325,171
Arthur J Gallagher & Co.(a)	1,749	156,658

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Assurant, Inc.(a)	791	$99,524
Chubb Ltd. (Switzerland)	1,562	252,169
Cincinnati Financial Corp.(a)	1,554	181,305
Globe Life, Inc.	259	24,802
Hartford Financial Services Group, Inc. (The)(a)	2,988	181,103
Loews Corp.(a)	437	22,497
Marsh & McLennan Cos., Inc.	385	38,519
Progressive Corp. (The)	403	31,132
Travelers Cos., Inc. (The)(a)	1,376	204,597
Willis Towers Watson PLC (Ireland)	205	39,559

		1,896,593

Materials — 3.9%
Avery Dennison Corp.(a)	406	46,109
Ball Corp.(a)	316	23,008
CF Industries Holdings, Inc.(a)	397	19,532
Dow, Inc.(a)	6,916	329,547
DuPont de Nemours, Inc.(a)	8,933	637,012
FMC Corp.(a)	1,608	140,989
International Paper Co.(a)	3,453	144,404
Linde PLC (Ireland)	3,791	734,393
Packaging Corp. of America(a)(b)	1,376	145,994
Sealed Air Corp.(a)	719	29,846
Westrock Co.(a)	2,531	92,255

		2,343,089

Media & Entertainment — 4.0%
CBS Corp., Class B, non-voting shares(a)	4,252	171,653
Charter Communications, Inc., Class A(a)*	1,373	565,841
Comcast Corp., Class A(a)	22,587	1,018,222
Fox Corp., Class A(a)	6,205	195,675
News Corp., Class A	73	1,016
Omnicom Group, Inc.(a)(b)	3,367	263,636
Viacom, Inc., Class B	4,605	110,658
Walt Disney Co. (The)	347	45,221

		2,371,922

Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
Amgen, Inc.	27	5,225
Biogen, Inc.(a)*	1,762	410,229
Bristol-Myers Squibb Co.(a)	14,960	758,622
Celgene Corp.(a)*	7,105	705,526
Eli Lilly & Co.	1,499	167,633

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Gilead Sciences, Inc.(a)	9,047	$573,399
Johnson & Johnson	3,704	479,224
Merck & Co., Inc.(a)	10,673	898,453
Perrigo Co. PLC (Ireland)(b)	1,491	83,332

		4,081,643

Real Estate — 3.4%
Alexandria Real Estate Equities, Inc., REIT(a)	1,305	201,022
Apartment Investment & Management Co., Class A, REIT	6	313
AvalonBay Communities, Inc., REIT	723	155,683
Boston Properties, Inc., REIT(a)	264	34,230
Duke Realty Corp., REIT	3,074	104,424
Equity Residential, REIT	2,317	199,864
Essex Property Trust, Inc., REIT	377	123,147
Extra Space Storage, Inc., REIT	1,180	137,848
Federal Realty Investment Trust, REIT	63	8,577
HCP, Inc., REIT	1,056	37,625
Mid-America Apartment Communities, Inc., REIT	1,057	137,421
Prologis, Inc., REIT(a)	3,852	328,267
Public Storage, REIT	491	120,428
Realty Income Corp., REIT	1,718	131,736
UDR, Inc., REIT	1,667	80,816
Ventas, Inc., REIT	125	9,129
Welltower, Inc., REIT	2,043	185,198

		1,995,728

Retailing — 7.5%
AutoZone, Inc.(a)*	291	315,624
Best Buy Co., Inc.	892	61,539
Dollar General Corp.(a)	3,039	483,019
eBay, Inc.	8,423	328,329
Home Depot, Inc. (The)(a)	6,533	1,515,787
Kohl’s Corp.(a)(b)	1,798	89,289
LKQ Corp.(a)*	3,555	111,805
Lowe’s Cos., Inc.(a)	6,869	755,315
Ross Stores, Inc.(a)	462	50,751
Target Corp.(a)	5,872	627,776
TJX Cos., Inc. (The)	2,314	128,982

		4,468,216

Semiconductors & Semiconductor Equipment — 1.1%
Lam Research Corp.(a)	2,242	518,149

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Qorvo, Inc.(a)*	1,457	$108,022

		626,171

Software & Services — 7.2%
Accenture PLC, Class A (Ireland)	4,061	781,133
Alliance Data Systems Corp.(a)	502	64,321
Automatic Data Processing, Inc.	556	89,749
Broadridge Financial Solutions, Inc.	535	66,570
DXC Technology Co.	1,399	41,270
FleetCor Technologies, Inc.(a)*	423	121,308
International Business Machines Corp.(a)	9,917	1,442,130
Leidos Holdings, Inc.	1,369	117,570
Oracle Corp.(a)	19,584	1,077,708
Paychex, Inc.	2,380	196,993
PayPal Holdings, Inc.*	872	90,330
Western Union Co. (The)(a)(b)	6,898	159,827

		4,248,909

Technology Hardware & Equipment — 5.0%
Amphenol Corp., Class A	196	18,914
Apple, Inc.(a)	4,770	1,068,337
CDW Corp.	471	58,046
Cisco Systems, Inc.(a)	19,981	987,261
F5 Networks, Inc.(a)*	685	96,188
HP, Inc.	16,718	316,305
Juniper Networks, Inc.	144	3,564
Motorola Solutions, Inc.(a)	269	45,840
NetApp, Inc.(a)	2,746	144,192
Seagate Technology PLC (Ireland)	19	1,022
TE Connectivity Ltd. (Switzerland)	1,477	137,627
Xerox Holdings Corp.(a)	2,670	79,860

		2,957,156

Telecommunication Services — 4.9%
AT&T, Inc.(a)	45,689	1,728,872
CenturyLink, Inc.(b)	8,500	106,080
Verizon Communications, Inc.(a)	18,211	1,099,216

		2,934,168

Transportation — 4.3%
Alaska Air Group, Inc.(a)	1,552	100,740
CH Robinson Worldwide, Inc.(b)	1,533	129,968
CSX Corp.(a)	11,703	810,667
Delta Air Lines, Inc.(a)	5,946	342,490
Expeditors International of Washington, Inc.(a)	2,106	156,455

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Kansas City Southern	125	$16,626
Norfolk Southern Corp.(a)	2,470	443,760
Southwest Airlines Co.(a)	6,076	328,165
Union Pacific Corp.(a)	1,285	208,144

		2,537,015

Utilities — 1.5%
CMS Energy Corp.(a)	2,692	172,153
NRG Energy, Inc.	2,660	105,336
Public Service Enterprise Group, Inc.	5,244	325,548
Sempra Energy	1,866	275,440

		878,477

TOTAL COMMON STOCKS (Cost $53,401,310)		56,432,911

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%		2,934,860

NET ASSETS - 100.0%		$59,367,771

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $514,306, which was collateralized by $522,162 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 10/15/2019 - 2/15/2049.

*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Over-the-counter total return swaps outstanding as of September 30, 2019.

The Fund maintains a basket of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The basket matures on August 29, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.9% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of September 30, 2019:

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Ford Motor Co.	Morgan Stanley	34,586	$317,196	$316,807	$(183)

Banks
US Bancorp	Morgan Stanley	803	44,501	44,438	(635)

Capital Goods
3M Co.	Morgan Stanley	973	161,579	159,961	(1,513)
Cummins, Inc.	Morgan Stanley	833	133,373	135,504	2,218
Eaton Corp. PLC (Ireland)	Morgan Stanley	1,331	110,892	110,673	(148)
Emerson Electric Co.	Morgan Stanley	398	25,138	26,610	1,478
Honeywell International, Inc.	Morgan Stanley	2,941	493,623	497,617	4,313
Illinois Tool Works, Inc.	Morgan Stanley	740	114,539	115,803	1,244
Jacobs Engineering Group, Inc.	Morgan Stanley	1,107	100,957	101,291	399
Johnson Controls International PLC (Ireland)	Morgan Stanley	5,254	228,848	230,598	1,414
L3Harris Technologies, Inc.	Morgan Stanley	1,512	319,680	315,464	(5,564)
Lockheed Martin Corp.	Morgan Stanley	2,982	1,157,931	1,163,159	5,977
Parker-Hannifin Corp.	Morgan Stanley	1,063	184,906	191,988	7,203
Snap-on, Inc.	Morgan Stanley	542	82,719	84,845	2,179
United Technologies Corp.	Morgan Stanley	331	44,956	45,188	348

		20,007	3,159,141	3,178,701	19,548

Commercial & Professional Services
Cintas Corp.	Morgan Stanley	126	33,612	33,781	191
Republic Services, Inc.	Morgan Stanley	4,540	398,295	392,937	(6,149)
Robert Half International, Inc.	Morgan Stanley	1,322	71,890	73,583	1,729

		5,988	503,797	500,301	(4,229)

Consumer Durables & Apparel
Mohawk Industries, Inc.	Morgan Stanley	22	2,511	2,730	1,476
PVH Corp.	Morgan Stanley	745	60,670	65,731	5,101
Ralph Lauren Corp.	Morgan Stanley	435	40,956	41,529	604
VF Corp.	Morgan Stanley	283	24,255	25,184	675

		1,485	128,392	135,174	7,856

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	3,727	163,039	162,907	(26)
Darden Restaurants, Inc.	Morgan Stanley	290	35,386	34,284	(1,597)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	93	8,594	8,659	71
McDonald’s Corp.	Morgan Stanley	3,778	805,879	811,174	5,817

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Starbucks Corp.	Morgan Stanley	113	$9,964	$9,991	$34
Yum! Brands, Inc.	Morgan Stanley	4,041	461,818	458,371	(3,148)

		12,042	1,484,680	1,485,386	1,151

Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	505	40,444	42,092	1,674
American Express Co.	Morgan Stanley	1,828	216,599	216,216	(286)
Berkshire Hathaway, Inc., Class B	Morgan Stanley	427	88,621	88,825	262
BlackRock, Inc.	Morgan Stanley	864	378,087	385,033	6,735
Discover Financial Services	Morgan Stanley	637	51,175	51,654	468
Franklin Resources, Inc.	Morgan Stanley	5,049	139,310	145,714	6,313
Intercontinental Exchange, Inc.	Morgan Stanley	8,464	774,991	780,973	6,044
Invesco Ltd. (Bermuda)	Morgan Stanley	4,117	66,843	69,742	2,943
MarketAxess Holdings, Inc.	Morgan Stanley	501	179,486	164,078	(15,292)
Moody’s Corp.	Morgan Stanley	1,613	343,765	330,391	(13,151)
Nasdaq, Inc.	Morgan Stanley	2,259	225,611	224,432	(1,168)
S&P Global, Inc.	Morgan Stanley	2,751	695,449	673,940	(21,059)
T Rowe Price Group, Inc.	Morgan Stanley	2,208	253,298	252,264	(3,089)

		31,223	3,453,679	3,425,354	(29,606)

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	4,205	73,936	73,882	(6)
Chevron Corp.	Morgan Stanley	7,065	845,962	837,909	(7,505)
ConocoPhillips	Morgan Stanley	10,822	602,011	616,638	15,016
Devon Energy Corp.	Morgan Stanley	4,186	99,821	100,715	726
Helmerich & Payne, Inc.	Morgan Stanley	1,244	48,994	49,847	885
HollyFrontier Corp.	Morgan Stanley	1,673	83,199	89,740	6,594
Kinder Morgan, Inc.	Morgan Stanley	13,571	278,980	279,698	899
Occidental Petroleum Corp.	Morgan Stanley	2,443	108,932	108,640	(583)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	361	8,739	8,715	(97)
Valero Energy Corp.	Morgan Stanley	3,166	247,635	269,870	22,392

		48,736	2,398,209	2,435,654	38,321

Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	4,088	104,776	105,389	681
Sysco Corp.	Morgan Stanley	5,377	410,414	426,934	16,785
Walgreens Boots Alliance, Inc.	Morgan Stanley	9,070	480,091	501,662	21,881
Walmart, Inc.	Morgan Stanley	8,409	982,119	997,980	16,497

		26,944	1,977,400	2,031,965	55,844

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	31,250	1,350,615	1,278,125	(71,673)
Coca-Cola Co. (The)	Morgan Stanley	19,104	1,047,119	1,040,022	(7,010)
Conagra Brands, Inc.	Morgan Stanley	3,240	95,535	99,403	3,930
General Mills, Inc.	Morgan Stanley	4,979	271,419	274,442	3,199
Hershey Co. (The)	Morgan Stanley	2,615	404,623	405,299	938
JM Smucker Co. (The)	Morgan Stanley	1,609	169,282	177,022	7,850
Kellogg Co	Morgan Stanley	4,072	258,024	262,033	4,189
Kraft Heinz Co. (The)	Morgan Stanley	12,238	326,823	341,869	15,257
Molson Coors Brewing Co., Class B	Morgan Stanley	479	27,003	27,543	577

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Mondelez International, Inc., Class A	Morgan Stanley	16,046	$881,741	$887,665	$5,483
PepsiCo, Inc.	Morgan Stanley	6,874	937,125	942,425	5,561
Philip Morris International, Inc.	Morgan Stanley	13,411	974,507	1,018,297	44,352

		115,917	6,743,816	6,754,145	12,653

Health Care Equipment & Services
AmerisourceBergen Corp.	Morgan Stanley	2,314	193,604	190,512	(2,967)
Anthem, Inc.	Morgan Stanley	2,289	575,531	549,589	(25,714)
Cardinal Health, Inc.	Morgan Stanley	3,540	157,985	167,053	8,942
Centene Corp.	Morgan Stanley	6,918	316,194	299,273	(16,716)
Cigna Corp.	Morgan Stanley	158	23,951	23,983	47
CVS Health Corp.	Morgan Stanley	7,570	473,602	477,440	4,145
DaVita, Inc.	Morgan Stanley	1,651	94,758	94,223	(474)
Henry Schein, Inc.	Morgan Stanley	1,593	98,906	101,156	2,314
Humana, Inc.	Morgan Stanley	2,091	575,631	534,606	(40,730)
McKesson Corp.	Morgan Stanley	1,337	188,008	182,714	(5,190)
Medtronic PLC (Ireland)	Morgan Stanley	2,521	274,738	273,831	(1,237)
Quest Diagnostics, Inc.	Morgan Stanley	1,308	136,506	139,995	3,578
UnitedHealth Group, Inc.	Morgan Stanley	2,366	536,888	514,179	(22,414)
Universal Health Services, Inc., Class B	Morgan Stanley	967	144,486	143,841	(551)

		36,623	3,790,788	3,692,395	(96,967)

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	551	41,101	41,457	183
Clorox Co. (The)	Morgan Stanley	1,468	229,976	222,945	(6,881)
Colgate-Palmolive Co.	Morgan Stanley	12,329	899,042	906,305	7,845
Kimberly-Clark Corp.	Morgan Stanley	5,663	775,164	804,429	29,277
Procter & Gamble Co. (The)	Morgan Stanley	7,359	902,281	915,312	13,794

		27,370	2,847,564	2,890,448	44,218

Insurance
Aflac, Inc.	Morgan Stanley	5,524	282,152	289,016	7,047
Allstate Corp. (The)	Morgan Stanley	1,729	183,799	187,908	4,228
Arthur J Gallagher & Co.	Morgan Stanley	2,229	198,244	199,652	1,164
Assurant, Inc.	Morgan Stanley	519	64,836	65,301	507
Chubb Ltd. (Switzerland)	Morgan Stanley	2,151	343,242	347,257	3,966
Cincinnati Financial Corp.	Morgan Stanley	1,941	220,839	226,456	5,322
Globe Life, Inc.	Morgan Stanley	257	24,429	24,610	198
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	4,529	271,462	274,503	3,042
Loews Corp.	Morgan Stanley	354	17,206	18,224	1,319
Travelers Cos., Inc. (The)	Morgan Stanley	2,533	373,881	376,632	2,669
Willis Towers Watson PLC (Ireland)	Morgan Stanley	89	17,379	17,174	(1,749)

		21,855	1,997,469	2,026,733	27,713

Materials
Ball Corp.	Morgan Stanley	121	8,871	8,810	(183)
CF Industries Holdings, Inc.	Morgan Stanley	106	5,170	5,215	60
Dow, Inc.	Morgan Stanley	5,182	227,764	246,922	19,306
DuPont de Nemours, Inc.	Morgan Stanley	7,069	484,064	504,090	20,339

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
FMC Corp.	Morgan Stanley	1,172	$104,187	$102,761	$(3,728)
International Paper Co.	Morgan Stanley	4,049	160,853	169,329	8,580
Linde PLC (Ireland)	Morgan Stanley	7,316	1,384,618	1,417,256	33,569
Packaging Corp. of America	Morgan Stanley	650	66,980	68,965	1,821
Sealed Air Corp.	Morgan Stanley	19	746	789	287
Westrock Co.	Morgan Stanley	1,775	62,097	64,699	2,527

		27,459	2,505,350	2,588,836	82,578

Media & Entertainment
CBS Corp., Class B, non-voting shares	Morgan Stanley	3,734	157,241	150,742	(6,469)
Charter Communications, Inc., Class A	Morgan Stanley	447	186,232	184,218	(1,893)
Comcast Corp., Class A	Morgan Stanley	8,848	402,979	398,868	(3,850)
Fox Corp., Class A	Morgan Stanley	7,081	231,362	223,299	(7,987)
Omnicom Group, Inc.	Morgan Stanley	1,290	100,500	101,007	595
Viacom, Inc., Class B	Morgan Stanley	4,037	101,874	97,009	(4,986)
Walt Disney Co. (The)	Morgan Stanley	344	44,890	44,830	(30)

		25,781	1,225,078	1,199,973	(24,620)

Pharmaceuticals, Biotechnology & Life Sciences
Amgen, Inc.	Morgan Stanley	27	5,259	5,225	(30)
Biogen, Inc.	Morgan Stanley	2,187	497,107	509,177	12,392
Bristol-Myers Squibb Co.	Morgan Stanley	20,060	985,178	1,017,243	32,702
Celgene Corp.	Morgan Stanley	8,063	791,776	800,656	9,393
Eli Lilly & Co.	Morgan Stanley	3,612	403,182	403,930	1,009
Gilead Sciences, Inc.	Morgan Stanley	6,667	429,095	422,554	(6,254)
Johnson & Johnson	Morgan Stanley	13,591	1,752,487	1,758,404	7,051
Merck & Co., Inc.	Morgan Stanley	13,127	1,114,874	1,105,031	(10,089)
Perrigo Co. PLC (Ireland)	Morgan Stanley	367	18,748	20,512	1,776

		67,701	5,997,706	6,042,732	47,950

Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	813	124,462	125,235	824
Apartment Investment & Management Co., Class A, REIT	Morgan Stanley	20	1,022	1,043	49
AvalonBay Communities, Inc., REIT	Morgan Stanley	1,444	305,121	310,937	5,330
Boston Properties, Inc., REIT	Morgan Stanley	210	27,247	27,229	(1,857)
Duke Realty Corp., REIT	Morgan Stanley	4,420	146,593	150,147	3,650
Equity Residential, REIT	Morgan Stanley	5,534	473,977	477,363	2,916
Essex Property Trust, Inc., REIT	Morgan Stanley	573	186,634	187,170	(550)
Extra Space Storage, Inc., REIT	Morgan Stanley	1,571	187,744	183,524	(4,426)
Federal Realty Investment Trust, REIT	Morgan Stanley	73	9,882	9,938	106
HCP, Inc., REIT	Morgan Stanley	1,911	66,760	68,089	1,373
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	1,339	172,689	174,083	1,506
Prologis, Inc., REIT	Morgan Stanley	3,656	309,939	311,564	1,052
Public Storage, REIT	Morgan Stanley	1,828	467,312	448,354	(18,922)
Realty Income Corp., REIT	Morgan Stanley	4,718	354,516	361,776	7,023
UDR, Inc., REIT	Morgan Stanley	4,393	212,174	212,973	936
Ventas, Inc., REIT	Morgan Stanley	124	9,086	9,056	5

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Real Estate — (continued)
Welltower, Inc., REIT	Morgan Stanley	5,131	$458,515	$465,125	$6,907

		37,758	3,513,673	3,523,606	5,922

Retailing
Amazon.com, Inc.	Morgan Stanley	3	5,522	5,208	(311)
AutoZone, Inc.	Morgan Stanley	224	253,427	242,955	(10,308)
Best Buy Co., Inc.	Morgan Stanley	2,239	145,129	154,469	9,088
Dollar General Corp.	Morgan Stanley	2,465	389,340	391,787	2,699
eBay, Inc.	Morgan Stanley	9,603	385,033	374,325	(10,459)
Home Depot, Inc. (The)	Morgan Stanley	3,094	707,549	717,870	10,374
Kohl’s Corp.	Morgan Stanley	1,605	77,814	79,704	1,938
LKQ Corp.	Morgan Stanley	3,076	88,452	96,740	8,346
Lowe’s Cos., Inc.	Morgan Stanley	4,442	498,699	488,442	(9,934)
Ross Stores, Inc.	Morgan Stanley	174	18,529	19,114	618
Target Corp.	Morgan Stanley	5,197	562,131	555,611	(6,156)

		32,122	3,131,625	3,126,225	(4,105)

Semiconductors & Semiconductor Equipment
Lam Research Corp.	Morgan Stanley	991	228,557	229,030	513
Qorvo, Inc.	Morgan Stanley	529	39,824	39,220	(578)

		1,520	268,381	268,250	(65)

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	3,743	729,224	719,966	(8,785)
Alliance Data Systems Corp.	Morgan Stanley	588	73,734	75,340	1,609
Automatic Data Processing, Inc.	Morgan Stanley	1,091	174,208	176,109	2,090
Broadridge Financial Solutions, Inc.	Morgan Stanley	1,912	238,690	237,910	(1,143)
DXC Technology Co.	Morgan Stanley	1,667	51,977	49,177	(2,767)
FleetCor Technologies, Inc.	Morgan Stanley	454	131,539	130,198	(1,256)
International Business Machines Corp.	Morgan Stanley	3,900	552,779	567,138	14,717
Leidos Holdings, Inc.	Morgan Stanley	1,714	148,007	147,198	(2,313)
Oracle Corp.	Morgan Stanley	17,088	901,419	940,353	39,518
Paychex, Inc.	Morgan Stanley	5,313	434,858	439,757	5,181
Western Union Co. (The)	Morgan Stanley	2,220	50,110	51,437	82

		39,690	3,486,545	3,534,583	46,933

Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	1,555	344,054	348,273	4,442
CDW Corp.	Morgan Stanley	503	60,189	61,990	1,840
Cisco Systems, Inc.	Morgan Stanley	13,053	632,510	644,949	12,847
F5 Networks, Inc.	Morgan Stanley	603	80,256	84,673	4,469
HP, Inc.	Morgan Stanley	15,008	279,759	283,951	4,110
Juniper Networks, Inc.	Morgan Stanley	219	5,242	5,420	430
NetApp, Inc.	Morgan Stanley	2,371	120,684	124,501	3,896
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	1	92	93	1
Xerox Holdings Corp.	Morgan Stanley	2,057	61,643	61,525	(1,166)

		35,370	1,584,429	1,615,375	30,869

Telecommunication Services
AT&T, Inc.	Morgan Stanley	13,619	504,466	515,343	11,204

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
CenturyLink, Inc.	Morgan Stanley	14,839	$174,994	$185,191	$10,311
Verizon Communications, Inc.	Morgan Stanley	18,723	1,106,507	1,130,120	24,330

		47,181	1,785,967	1,830,654	45,845

Transportation
Alaska Air Group, Inc.	Morgan Stanley	1,088	67,989	70,622	2,677
CH Robinson Worldwide, Inc.	Morgan Stanley	1,372	115,857	116,318	(186)
CSX Corp.	Morgan Stanley	5,235	360,947	362,628	1,915
Delta Air Lines, Inc.	Morgan Stanley	4,803	280,727	276,653	(3,892)
Expeditors International of Washington, Inc.	Morgan Stanley	1,535	111,489	114,035	2,619
Kansas City Southern	Morgan Stanley	125	16,593	16,626	44
Norfolk Southern Corp.	Morgan Stanley	2,567	454,561	461,187	6,920
Southwest Airlines Co.	Morgan Stanley	5,432	291,066	293,382	2,505
Union Pacific Corp.	Morgan Stanley	782	129,379	126,668	(2,627)

		22,939	1,828,608	1,838,119	9,975

Utilities
CMS Energy Corp.	Morgan Stanley	3,384	212,556	216,407	3,989
NRG Energy, Inc.	Morgan Stanley	2,876	109,414	113,890	4,546
Public Service Enterprise Group, Inc.	Morgan Stanley	5,545	340,426	344,234	3,131
Sempra Energy	Morgan Stanley	4,000	572,574	590,440	11,550

		15,805	1,234,970	1,264,971	23,216

Total Reference Entity — Long			55,408,964	55,750,825	340,182

Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(2,611)	(230,104)	(228,254)	1,644
General Motors Co.	Morgan Stanley	(2,875)	(112,013)	(107,755)	4,549

		(5,486)	(342,117)	(336,009)	6,193

Banks
Bank of America Corp.	Morgan Stanley	(11,631)	(341,155)	(339,276)	1,369
Citigroup, Inc.	Morgan Stanley	(4,915)	(335,947)	(339,528)	(3,882)
Citizens Financial Group, Inc.	Morgan Stanley	(4,669)	(164,436)	(165,143)	(854)
Comerica, Inc.	Morgan Stanley	(1,528)	(100,246)	(100,833)	(676)
Fifth Third Bancorp	Morgan Stanley	(7,004)	(191,546)	(191,770)	230
Huntington Bancshares, Inc.	Morgan Stanley	(10,580)	(147,542)	(150,977)	(2,904)
KeyCorp.	Morgan Stanley	(10,226)	(177,211)	(182,432)	(5,379)
People’s United Financial, Inc.	Morgan Stanley	(938)	(14,888)	(14,666)	210
Regions Financial Corp.	Morgan Stanley	(10,233)	(159,913)	(161,886)	16,884
SVB Financial Group	Morgan Stanley	(525)	(108,336)	(109,699)	(1,459)
Wells Fargo & Co.	Morgan Stanley	(6,679)	(328,941)	(336,889)	(9,093)
Zions Bancorp NA	Morgan Stanley	(1,804)	(78,282)	(80,314)	(2,102)

		(70,732)	(2,148,443)	(2,173,413)	(7,656)

Capital Goods
A.O. Smith Corp.	Morgan Stanley	(1,676)	(79,673)	(79,962)	(361)
Allegion PLC (Ireland)	Morgan Stanley	(953)	(95,589)	(98,778)	(3,108)
Boeing Co. (The)	Morgan Stanley	(2,784)	(1,044,033)	(1,059,228)	(16,131)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Deere & Co.	Morgan Stanley	(3,209)	$(518,442)	$(541,294)	$(22,891)
Fastenal Co.	Morgan Stanley	(5,846)	(187,829)	(190,989)	(3,327)
Flowserve Corp.	Morgan Stanley	(1,333)	(61,326)	(62,264)	(631)
General Dynamics Corp.	Morgan Stanley	(2,944)	(558,355)	(537,957)	19,898
General Electric Co.	Morgan Stanley	(88,967)	(801,537)	(795,365)	6,441
Huntington Ingalls Industries, Inc.	Morgan Stanley	(422)	(90,653)	(89,375)	1,196
IDEX Corp.	Morgan Stanley	(19)	(3,256)	(3,114)	275
Northrop Grumman Corp.	Morgan Stanley	(962)	(356,070)	(360,548)	(4,214)
PACCAR, Inc.	Morgan Stanley	(807)	(56,415)	(56,498)	(133)
Pentair PLC (Ireland)	Morgan Stanley	(1,713)	(63,619)	(64,751)	(1,189)
Quanta Services, Inc.	Morgan Stanley	(1,449)	(53,055)	(54,772)	(1,612)
Raytheon Co.	Morgan Stanley	(2,844)	(548,736)	(557,964)	(9,720)
Stanley Black & Decker, Inc.	Morgan Stanley	(1,547)	(217,532)	(223,402)	7,684
Textron, Inc.	Morgan Stanley	(2,346)	(113,265)	(114,860)	(1,449)
TransDigm Group, Inc.	Morgan Stanley	(543)	(286,021)	(282,724)	3,041
Wabtec Corp.	Morgan Stanley	(1,918)	(138,250)	(137,826)	299
WW Grainger, Inc.	Morgan Stanley	(557)	(160,960)	(165,513)	(4,696)
Xylem, Inc.	Morgan Stanley	(1,836)	(143,079)	(146,182)	(3,231)

		(124,675)	(5,577,695)	(5,623,366)	(33,859)

Commercial & Professional Services
Equifax, Inc.	Morgan Stanley	(771)	(109,820)	(108,457)	1,265
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	(3,625)	(79,330)	(77,031)	2,228
Rollins, Inc.	Morgan Stanley	(3,338)	(114,383)	(113,726)	555

		(7,734)	(303,533)	(299,214)	4,048

Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	(1,545)	(47,687)	(51,232)	(3,588)
DR Horton, Inc.	Morgan Stanley	(3,577)	(179,979)	(188,544)	(8,757)
Hanesbrands, Inc.	Morgan Stanley	(3,685)	(54,775)	(56,454)	(1,728)
Hasbro, Inc.	Morgan Stanley	(1,286)	(149,562)	(152,635)	(3,208)
Leggett & Platt, Inc.	Morgan Stanley	(1,339)	(53,962)	(54,819)	3,399
Newell Brands, Inc.	Morgan Stanley	(4,310)	(74,788)	(80,683)	(5,962)
NIKE, Inc., Class B	Morgan Stanley	(5,103)	(461,981)	(479,274)	(17,706)
NVR, Inc.	Morgan Stanley	(15)	(54,774)	(55,760)	(1,036)
PulteGroup, Inc.	Morgan Stanley	(2,804)	(97,663)	(102,486)	(3,013)
Tapestry, Inc.	Morgan Stanley	(2,924)	(74,020)	(76,170)	(2,216)
Under Armour, Inc., Class C	Morgan Stanley	(4,598)	(83,561)	(83,362)	125

		(31,186)	(1,332,752)	(1,381,419)	(43,690)

Consumer Services
Marriott International, Inc., Class A	Morgan Stanley	(176)	(22,605)	(21,889)	696
MGM Resorts International	Morgan Stanley	(5,365)	(154,193)	(148,718)	5,851
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(2,197)	(116,332)	(113,739)	2,489
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(2,135)	(234,101)	(231,285)	3,381
Wynn Resorts Ltd.	Morgan Stanley	(1,097)	(122,656)	(119,266)	3,280

		(10,970)	(649,887)	(634,897)	15,697

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(1,388)	$(193,428)	$(204,175)	$(10,920)
Bank of New York Mellon Corp. (The)	Morgan Stanley	(2,579)	(119,071)	(116,597)	2,288
Capital One Financial Corp.	Morgan Stanley	(2,706)	(243,241)	(246,192)	(3,168)
Cboe Global Markets, Inc.	Morgan Stanley	(958)	(112,204)	(110,084)	2,020
Charles Schwab Corp. (The)	Morgan Stanley	(9,120)	(378,016)	(381,490)	(3,812)
E*TRADE Financial Corp.	Morgan Stanley	(2,446)	(106,711)	(106,866)	(250)
Goldman Sachs Group, Inc. (The)	Morgan Stanley	(1,567)	(329,694)	(324,729)	4,659
Northern Trust Corp.	Morgan Stanley	(1,941)	(178,114)	(181,134)	(1,908)
Raymond James Financial, Inc.	Morgan Stanley	(1,424)	(118,289)	(117,423)	1,789
State Street Corp.	Morgan Stanley	(2,449)	(144,342)	(144,956)	1,829

		(26,578)	(1,923,110)	(1,933,646)	(7,473)

Energy
Apache Corp.	Morgan Stanley	(3,833)	(93,963)	(98,125)	(4,246)
Cimarex Energy Co.	Morgan Stanley	(1,034)	(47,556)	(49,570)	(2,056)
Concho Resources, Inc.	Morgan Stanley	(2,044)	(147,024)	(138,788)	8,105
Diamondback Energy, Inc.	Morgan Stanley	(1,671)	(161,266)	(150,240)	10,882
EOG Resources, Inc.	Morgan Stanley	(5,919)	(458,825)	(439,308)	19,106
Exxon Mobil Corp.	Morgan Stanley	(14,958)	(1,066,949)	(1,056,184)	9,809
Halliburton Co.	Morgan Stanley	(8,909)	(173,991)	(167,935)	6,697
Hess Corp.	Morgan Stanley	(3,104)	(198,080)	(187,730)	11,699
Marathon Oil Corp.	Morgan Stanley	(8,197)	(102,570)	(100,577)	1,901
National Oilwell Varco, Inc.	Morgan Stanley	(3,934)	(86,165)	(83,401)	4,090
Noble Energy, Inc.	Morgan Stanley	(4,923)	(115,900)	(110,571)	5,225
ONEOK, Inc.	Morgan Stanley	(4,209)	(307,009)	(310,161)	(3,427)
Pioneer Natural Resources Co.	Morgan Stanley	(1,704)	(220,646)	(214,312)	7,708
Schlumberger Ltd. (Curacao)	Morgan Stanley	(14,109)	(502,547)	(482,105)	20,131
Williams Cos., Inc. (The)	Morgan Stanley	(12,345)	(299,537)	(297,021)	2,709

		(90,893)	(3,982,028)	(3,886,028)	98,333

Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	Morgan Stanley	(5,689)	(229,369)	(233,647)	(4,483)
Brown-Forman Corp., Class B	Morgan Stanley	(4,869)	(300,046)	(305,676)	(5,553)
Constellation Brands, Inc., Class A	Morgan Stanley	(1,942)	(398,201)	(402,538)	(4,693)
Hormel Foods Corp.	Morgan Stanley	(3,491)	(151,416)	(152,661)	(1,461)
Monster Beverage Corp.	Morgan Stanley	(5,554)	(322,355)	(322,465)	(399)

		(21,545)	(1,401,387)	(1,416,987)	(16,589)

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	(12,740)	(1,076,403)	(1,065,956)	9,483
ABIOMED, Inc.	Morgan Stanley	(462)	(86,448)	(82,185)	4,186
Align Technology, Inc.	Morgan Stanley	(814)	(144,797)	(147,269)	(2,601)
Baxter International, Inc.	Morgan Stanley	(5,199)	(454,839)	(454,757)	(325)
Becton Dickinson and Co.	Morgan Stanley	(2,752)	(704,678)	(696,146)	9,208
Boston Scientific Corp.	Morgan Stanley	(14,185)	(600,832)	(577,188)	23,106
Cerner Corp.	Morgan Stanley	(3,348)	(227,858)	(228,233)	(477)
Cooper Cos., Inc. (The)	Morgan Stanley	(505)	(156,809)	(149,985)	6,683
DENTSPLY SIRONA, Inc.	Morgan Stanley	(2,284)	(118,343)	(121,760)	(2,337)
Edwards Lifesciences Corp.	Morgan Stanley	(2,119)	(467,586)	(465,989)	1,179
HCA Healthcare, Inc.	Morgan Stanley	(3,481)	(432,510)	(419,182)	12,940

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Hologic, Inc.	Morgan Stanley	(2,629)	$(130,990)	$(132,738)	$(1,877)
IDEXX Laboratories, Inc.	Morgan Stanley	(877)	(245,877)	(238,483)	7,174
Intuitive Surgical, Inc.	Morgan Stanley	(1,174)	(611,373)	(633,878)	(23,052)
Stryker Corp.	Morgan Stanley	(1,232)	(269,279)	(266,482)	7,471
Teleflex, Inc.	Morgan Stanley	(471)	(163,183)	(160,022)	3,014
Varian Medical Systems, Inc.	Morgan Stanley	(927)	(106,987)	(110,396)	(3,505)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(2,088)	(292,118)	(286,620)	6,072

		(57,287)	(6,290,910)	(6,237,269)	56,342

Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	(7,688)	(78,440)	(80,801)	(2,193)
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(1,262)	(252,923)	(251,075)	1,622

		(8,950)	(331,363)	(331,876)	(571)

Insurance
Aon PLC (United Kingdom)	Morgan Stanley	(2,259)	(436,474)	(437,275)	(1,192)
Lincoln National Corp.	Morgan Stanley	(2,047)	(119,427)	(123,475)	(4,155)
MetLife, Inc.	Morgan Stanley	(7,924)	(371,436)	(373,696)	(2,592)
Principal Financial Group, Inc.	Morgan Stanley	(1,985)	(110,983)	(113,423)	(2,480)
Prudential Financial, Inc.	Morgan Stanley	(4,109)	(353,215)	(369,605)	(16,706)
Unum Group	Morgan Stanley	(2,137)	(60,496)	(63,512)	(3,069)

		(20,461)	(1,452,031)	(1,480,986)	(30,194)

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(2,247)	(497,130)	(498,519)	(756)
Albemarle Corp.	Morgan Stanley	(1,080)	(71,827)	(75,082)	(3,269)
Celanese Corp.	Morgan Stanley	(1,262)	(150,909)	(154,330)	(3,556)
Corteva, Inc.	Morgan Stanley	(7,633)	(223,378)	(213,724)	9,454
Eastman Chemical Co.	Morgan Stanley	(1,397)	(101,495)	(103,141)	362
Ecolab, Inc.	Morgan Stanley	(1,414)	(280,814)	(280,029)	891
Freeport-McMoRan, Inc.	Morgan Stanley	(14,792)	(147,321)	(141,559)	5,630
International Flavors & Fragrances, Inc.	Morgan Stanley	(1,088)	(131,023)	(133,487)	(2,374)
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	(3,775)	(314,792)	(337,749)	(20,147)
Martin Marietta Materials, Inc.	Morgan Stanley	(636)	(166,700)	(174,328)	(7,390)
Mosaic Co. (The)	Morgan Stanley	(3,933)	(80,234)	(80,625)	685
Newmont Goldcorp Corp.	Morgan Stanley	(8,359)	(328,916)	(316,973)	12,083
PPG Industries, Inc.	Morgan Stanley	(2,408)	(279,548)	(285,372)	(6,074)
Sherwin-Williams Co. (The)	Morgan Stanley	(940)	(503,878)	(516,878)	(13,451)
Vulcan Materials Co.	Morgan Stanley	(1,348)	(196,119)	(203,872)	(7,928)

		(52,312)	(3,474,084)	(3,515,668)	(35,840)

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	(2,640)	(144,254)	(139,709)	4,534
Alphabet, Inc., Class A	Morgan Stanley	(191)	(234,588)	(233,238)	891
DISH Network Corp., Class A	Morgan Stanley	(4,792)	(164,573)	(163,263)	1,162
Electronic Arts, Inc.	Morgan Stanley	(3,017)	(293,518)	(295,123)	(1,867)
Facebook, Inc., Class A	Morgan Stanley	(29)	(5,137)	(5,164)	(32)
Netflix, Inc.	Morgan Stanley	(4,002)	(1,129,212)	(1,071,015)	57,186
Take-Two Interactive Software, Inc.	Morgan Stanley	(1,153)	(147,853)	(144,517)	3,204

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
TripAdvisor, Inc.	Morgan Stanley	(1,418)	$(55,963)	$(54,848)	$1,065
Twitter, Inc.	Morgan Stanley	(7,908)	(343,318)	(325,810)	17,200

		(25,150)	(2,518,416)	(2,432,687)	83,343

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(3,107)	(234,156)	(238,089)	(3,880)
Illumina, Inc.	Morgan Stanley	(1,508)	(449,904)	(458,764)	(9,262)
Incyte Corp.	Morgan Stanley	(2,229)	(171,655)	(165,459)	6,043
IQVIA Holdings, Inc.	Morgan Stanley	(1,996)	(305,233)	(298,162)	6,797
Mettler-Toledo International, Inc.	Morgan Stanley	(250)	(174,338)	(176,100)	(1,918)
Mylan NV (Netherlands)	Morgan Stanley	(5,258)	(108,674)	(104,003)	4,573
Nektar Therapeutics	Morgan Stanley	(1,783)	(34,653)	(32,477)	2,144
PerkinElmer, Inc.	Morgan Stanley	(1,132)	(95,898)	(96,412)	(600)
Pfizer, Inc.	Morgan Stanley	(12,418)	(451,261)	(446,179)	4,678
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	(643)	(185,356)	(178,368)	7,604
Thermo Fisher Scientific, Inc.	Morgan Stanley	(2,552)	(740,850)	(743,321)	(2,163)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(2,616)	(456,392)	(443,203)	12,780

		(35,492)	(3,408,370)	(3,380,537)	26,796

Real Estate
CBRE Group, Inc., Class A	Morgan Stanley	(3,427)	(181,367)	(181,665)	(461)
Crown Castle International Corp., REIT	Morgan Stanley	(1,946)	(276,549)	(270,513)	6,761
Equinix, Inc., REIT	Morgan Stanley	(153)	(86,540)	(88,250)	(1,787)
Iron Mountain, Inc., REIT	Morgan Stanley	(2,927)	(95,885)	(94,806)	1,835
SBA Communications Corp., REIT	Morgan Stanley	(86)	(21,560)	(20,739)	832
Simon Property Group, Inc., REIT	Morgan Stanley	(119)	(18,506)	(18,522)	(180)
Weyerhaeuser Co., REIT	Morgan Stanley	(7,593)	(208,940)	(210,326)	(847)

		(16,251)	(889,347)	(884,821)	6,153

Retailing
Booking Holdings, Inc.	Morgan Stanley	(239)	(477,329)	(469,064)	7,828
CarMax, Inc.	Morgan Stanley	(81)	(7,006)	(7,128)	(219)
Dollar Tree, Inc.	Morgan Stanley	(356)	(40,803)	(40,641)	3
Expedia Group, Inc.	Morgan Stanley	(1,597)	(210,613)	(214,653)	(4,228)
Gap, Inc. (The)	Morgan Stanley	(3,853)	(66,166)	(66,888)	(781)
Genuine Parts Co.	Morgan Stanley	(1,490)	(143,496)	(148,389)	(4,820)
L Brands, Inc.	Morgan Stanley	(301)	(5,871)	(5,897)	(31)
Macy’s, Inc.	Morgan Stanley	(3,149)	(50,043)	(48,935)	1,173
Nordstrom, Inc.	Morgan Stanley	(1,581)	(52,470)	(53,232)	(809)
O’Reilly Automotive, Inc.	Morgan Stanley	(782)	(309,112)	(311,635)	(2,799)
Tiffany & Co.	Morgan Stanley	(1,231)	(109,531)	(114,028)	(4,548)

		(14,660)	(1,472,440)	(1,480,490)	(9,231)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(12,097)	(371,020)	(350,692)	19,996
Analog Devices, Inc.	Morgan Stanley	(1)	(111)	(112)	190
Broadcom, Inc.	Morgan Stanley	(3,575)	(1,024,631)	(986,950)	37,796
Intel Corp.	Morgan Stanley	(213)	(10,892)	(10,976)	984
KLA Corp.	Morgan Stanley	(1,625)	(247,077)	(259,106)	(12,250)
Maxim Integrated Products, Inc.	Morgan Stanley	(2,772)	(158,213)	(160,527)	(2,455)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Microchip Technology, Inc.	Morgan Stanley	(2,710)	$(247,802)	$(251,786)	$(4,206)
Micron Technology, Inc.	Morgan Stanley	(11,454)	(536,022)	(490,804)	44,738
NVIDIA Corp.	Morgan Stanley	(6,180)	(1,083,345)	(1,075,753)	6,622
QUALCOMM, Inc.	Morgan Stanley	(1,542)	(119,236)	(117,624)	4,468
Skyworks Solutions, Inc.	Morgan Stanley	(1,749)	(137,835)	(138,608)	(896)
Texas Instruments, Inc.	Morgan Stanley	(7,516)	(951,292)	(971,368)	(20,928)

		(51,434)	(4,887,476)	(4,814,306)	74,059

Software & Services
Adobe, Inc.	Morgan Stanley	(3,852)	(1,075,817)	(1,064,115)	10,738
Akamai Technologies, Inc.	Morgan Stanley	(1,665)	(151,664)	(152,148)	(619)
ANSYS, Inc.	Morgan Stanley	(856)	(183,826)	(189,484)	(5,823)
Autodesk, Inc.	Morgan Stanley	(2,237)	(330,535)	(330,405)	(166)
Cadence Design Systems, Inc.	Morgan Stanley	(163)	(10,771)	(10,771)	(10)
Fidelity National Information Services, Inc.	Morgan Stanley	(1,748)	(233,468)	(232,064)	1,538
Fiserv, Inc.	Morgan Stanley	(649)	(67,204)	(67,230)	(499)
Fortinet, Inc.	Morgan Stanley	(1,743)	(136,968)	(133,793)	3,053
Gartner, Inc.	Morgan Stanley	(919)	(127,625)	(131,408)	(3,897)
Global Payments, Inc.	Morgan Stanley	(614)	(104,763)	(97,626)	7,788
Jack Henry & Associates, Inc.	Morgan Stanley	(778)	(114,088)	(113,565)	2,135
Mastercard, Inc., Class A	Morgan Stanley	(416)	(113,001)	(112,973)	(74)
salesforce.com, Inc.	Morgan Stanley	(7,201)	(1,102,255)	(1,068,916)	32,351
Symantec Corp.	Morgan Stanley	(6,289)	(150,454)	(148,609)	1,710
Synopsys, Inc.	Morgan Stanley	(1,533)	(213,971)	(210,404)	3,376
VeriSign, Inc.	Morgan Stanley	(727)	(142,845)	(137,134)	5,535

		(31,390)	(4,259,255)	(4,200,645)	57,136

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(807)	(193,718)	(192,808)	737
Corning, Inc.	Morgan Stanley	(7,972)	(228,287)	(227,361)	722
FLIR Systems, Inc.	Morgan Stanley	(1,382)	(71,307)	(72,679)	(1,436)
IPG Photonics Corp.	Morgan Stanley	(542)	(72,940)	(73,495)	(620)
Keysight Technologies, Inc.	Morgan Stanley	(1,174)	(115,822)	(114,172)	1,547
Western Digital Corp.	Morgan Stanley	(3,007)	(179,542)	(179,336)	43

		(14,884)	(861,616)	(859,851)	993

Transportation
American Airlines Group, Inc.	Morgan Stanley	(4,539)	(126,900)	(122,417)	4,369
FedEx Corp.	Morgan Stanley	(2,658)	(396,563)	(386,925)	9,283
JB Hunt Transport Services, Inc.	Morgan Stanley	(1,088)	(121,654)	(120,387)	1,158
United Parcel Service, Inc., Class B	Morgan Stanley	(2,958)	(355,464)	(354,428)	692

		(11,243)	(1,000,581)	(984,157)	15,502

Utilities
Alliant Energy Corp.	Morgan Stanley	(2,421)	(127,610)	(130,565)	(3,069)
Ameren Corp.	Morgan Stanley	(2,505)	(195,031)	(200,525)	(1,425)
American Electric Power Co., Inc.	Morgan Stanley	(5,033)	(464,243)	(471,542)	(7,714)
American Water Works Co., Inc.	Morgan Stanley	(1,842)	(228,332)	(228,832)	(704)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Atmos Energy Corp.	Morgan Stanley	(1,204)	$(133,812)	$(137,124)	$(3,431)
CenterPoint Energy, Inc.	Morgan Stanley	(5,119)	(151,368)	(154,491)	(3,258)
Consolidated Edison, Inc.	Morgan Stanley	(3,373)	(307,034)	(318,647)	(11,888)
Dominion Energy, Inc.	Morgan Stanley	(6,245)	(492,220)	(506,095)	(14,011)
Duke Energy Corp.	Morgan Stanley	(5,832)	(550,069)	(559,056)	(9,479)
Edison International	Morgan Stanley	(3,321)	(242,433)	(250,470)	(8,031)
Entergy Corp.	Morgan Stanley	(2,025)	(232,606)	(237,654)	(5,256)
Eversource Energy	Morgan Stanley	(3,298)	(272,095)	(281,880)	(9,148)
Exelon Corp.	Morgan Stanley	(9,904)	(475,691)	(478,462)	(3,197)
FirstEnergy Corp.	Morgan Stanley	(5,425)	(256,001)	(261,648)	(5,876)
NextEra Energy, Inc.	Morgan Stanley	(1,549)	(346,801)	(360,902)	(14,411)
NiSource, Inc.	Morgan Stanley	(3,805)	(112,614)	(113,846)	(1,333)
Pinnacle West Capital Corp.	Morgan Stanley	(1,144)	(108,525)	(111,048)	(2,620)
Xcel Energy, Inc.	Morgan Stanley	(5,248)	(338,590)	(340,543)	(691)

		(69,293)	(5,035,075)	(5,143,330)	(105,542)

Total Reference Entity — Short			(53,541,916)	(53,431,602)	153,950

Net Value of Reference Entity			$1,867,048	$2,319,223	$494,132

*	Includes $41,957 related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — 97.3%
Automobiles & Components — 0.6%
Magna International, Inc. (Canada)	3,780	$201,587

Capital Goods — 7.5%
Aerojet Rocketdyne Holdings, Inc.*	239	12,072
Allison Transmission Holdings, Inc.	1,038	48,838
Armstrong World Industries, Inc.	1,824	176,381
Carlisle Cos., Inc.	345	50,211
HD Supply Holdings, Inc.*	312	12,223
HEICO Corp.	379	47,330
IDEX Corp.	127	20,813
Jacobs Engineering Group, Inc.(a)	4,240	387,960
Johnson Controls International PLC (Ireland)	12,653	555,340
L3Harris Technologies, Inc.	77	16,065
MasTec, Inc.(a)*	4,436	288,029
Navistar International Corp.*	3,678	103,389
Northrop Grumman Corp.	328	122,931
Regal Beloit Corp.	1,672	121,805
Rexnord Corp.*	2,295	62,080
Roper Technologies, Inc.	43	15,334
SiteOne Landscape Supply, Inc.*	9	666
Stanley Black & Decker, Inc.(a)	2,211	319,290
Trex Co., Inc.*	441	40,100

		2,400,857

Commercial & Professional Services — 2.7%
ASGN, Inc.*	1,728	108,622
Cintas Corp.	926	248,261
CoStar Group, Inc.*	143	84,828
IHS Markit Ltd. (Bermuda)*	916	61,262
ManpowerGroup, Inc.	686	57,789
Republic Services, Inc.	482	41,717
Thomson Reuters Corp. (Canada)	633	42,335
TransUnion	1,663	134,886
TriNet Group, Inc.*	545	33,894
UniFirst Corp.	266	51,902

		865,496

Consumer Durables & Apparel — 4.7%
Brunswick Corp.(a)	6,507	339,145
Carter’s, Inc.	916	83,548
Hasbro, Inc.	556	65,992
Mattel, Inc.*	13,035	148,469
Newell Brands, Inc.(a)	16,286	304,874
Ralph Lauren Corp.	704	67,211
TopBuild Corp.*	1,478	142,524

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
VF Corp.(a)	3,849	$342,523

		1,494,286

Consumer Services — 4.0%
Bright Horizons Family Solutions, Inc.*	5	762
Cracker Barrel Old Country Store, Inc.	636	103,445
Darden Restaurants, Inc.	195	23,053
Dunkin’ Brands Group, Inc.	69	5,476
frontdoor, Inc.*	337	16,368
Grand Canyon Education, Inc.*	789	77,480
Hilton Worldwide Holdings, Inc.	602	56,052
Laureate Education, Inc., Class A*	9,130	151,330
Marriott International, Inc., Class A	22	2,736
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	5,082	263,095
Planet Fitness, Inc., Class A*	505	29,224
Starbucks Corp.(a)	4,082	360,930
Strategic Education, Inc.	407	55,303
Wendy’s Co. (The)	1,353	27,033
Yum! Brands, Inc.	875	99,251

		1,271,538

Energy — 8.1%
Apache Corp.	6,012	153,907
Chevron Corp.	9	1,067
ConocoPhillips(a)	2,844	162,051
CVR Energy, Inc.	690	30,381
Devon Energy Corp.	2,571	61,858
Enbridge, Inc. (Canada)	8,084	283,587
Helmerich & Payne, Inc.(a)	6,866	275,121
HollyFrontier Corp.(a)	7,562	405,626
Marathon Oil Corp.	18,969	232,750
National Oilwell Varco, Inc.	1,399	29,659
Occidental Petroleum Corp.(a)	12,237	544,179
Pioneer Natural Resources Co.	33	4,150
TechnipFMC PLC (United Kingdom)	17,073	412,142

		2,596,478

Food & Staples Retailing — 0.4%
US Foods Holding Corp.*	3,301	135,671
Walgreens Boots Alliance, Inc.	119	6,582

		142,253

Food, Beverage & Tobacco — 2.4%
Altria Group, Inc.(a)	6,569	268,672

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
JM Smucker Co. (The)	175	$19,254
Monster Beverage Corp.*	329	19,102
Philip Morris International, Inc.(a)	6,238	473,651

		780,679

Health Care Equipment & Services — 9.2%
Amedisys, Inc.*	11	1,441
AmerisourceBergen Corp.(a)	4,218	347,268
Cardinal Health, Inc.(a)	6,977	329,245
Centene Corp.(a)*	7,593	328,473
DaVita, Inc.(a)*	5,586	318,793
DENTSPLY SIRONA, Inc.	520	27,721
HealthEquity, Inc.*	2,984	170,521
Hill-Rom Holdings, Inc.	74	7,787
HMS Holdings Corp.*	2,009	69,240
Humana, Inc.(a)	1,682	430,037
LHC Group, Inc.*	117	13,286
McKesson Corp.(a)	3,413	466,421
Novocure Ltd. (Jersey)*	708	52,944
Omnicell, Inc.*	266	19,224
STERIS PLC (Ireland)	52	7,513
Teladoc Health, Inc.*	213	14,424
UnitedHealth Group, Inc.	681	147,995
Veeva Systems, Inc., Class A(a)*	1,319	201,398

		2,953,731

Household & Personal Products — 1.9%
Church & Dwight Co., Inc.	138	10,383
Clorox Co. (The)	27	4,100
Colgate-Palmolive Co.	458	33,668
Coty, Inc., Class A	19,859	208,718
Estee Lauder Cos., Inc. (The), Class A	1,188	236,353
Spectrum Brands Holdings, Inc.	1,975	104,122

		597,344

Materials — 5.9%
Alamos Gold, Inc., Class A (Canada)	2,447	14,193
Ashland Global Holdings, Inc.	2,139	164,810
Axalta Coating Systems Ltd. (Bermuda)*	2,385	71,908
CF Industries Holdings, Inc.	5,128	252,298
Corteva, Inc.	5,243	146,804
DuPont de Nemours, Inc.(a)	3,054	217,781
Ecolab, Inc.	442	87,534
Franco-Nevada Corp. (Canada)	11	1,003

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Martin Marietta Materials, Inc.	565	$154,866
NewMarket Corp.	144	67,981
Reliance Steel & Aluminum Co.	2,359	235,098
Royal Gold, Inc.	13	1,602
Scotts Miracle-Gro Co. (The)(a)	2,675	272,368
Sealed Air Corp.	2,176	90,326
Steel Dynamics, Inc.	3,852	114,790

		1,893,362

Media & Entertainment — 3.8%
AMC Networks, Inc., Class A(a)*	3,703	182,039
Cinemark Holdings, Inc.	346	13,369
Discovery, Inc., Class A(a)*	9,713	258,657
Electronic Arts, Inc.(a)*	2,160	211,291
Fox Corp., Class A(a)	6,904	217,718
Snap, Inc., Class A*	438	6,920
TripAdvisor, Inc.*	5,322	205,855
Viacom, Inc., Class B	4,610	110,778

		1,206,627

Pharmaceuticals, Biotechnology & Life Sciences — 11.3%
ACADIA Pharmaceuticals, Inc.*	19	684
Alexion Pharmaceuticals, Inc.*	328	32,124
Arrowhead Pharmaceuticals, Inc.*	191	5,382
Bausch Health Cos, Inc. (Canada)*	974	21,282
Biogen, Inc.(a)*	2,208	514,066
Bio-Rad Laboratories, Inc., Class A*	555	184,671
Bristol-Myers Squibb Co.(a)	8,480	430,021
Celgene Corp.(a)*	1,802	178,939
Exelixis, Inc.(a)*	17,861	315,872
FibroGen, Inc.*	3,560	131,649
Gilead Sciences, Inc.(a)	4,038	255,928
Incyte Corp.(a)*	3,839	284,969
Ionis Pharmaceuticals, Inc.(a)*	6,169	369,585
Jazz Pharmaceuticals PLC (Ireland)*	733	93,927
Johnson & Johnson	39	5,046
Merck & Co., Inc.(a)	4,773	401,791
Mylan NV (Netherlands)*	252	4,985
Repligen Corp.*	271	20,783
United Therapeutics Corp.*	77	6,141
Vertex Pharmaceuticals, Inc.(a)*	2,226	377,129

		3,634,974

Retailing — 3.7%
Aaron’s, Inc.	609	39,134
AutoZone, Inc.*	11	11,931

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
eBay, Inc.(a)	6,842	$266,701
Floor & Decor Holdings, Inc., Class A*	1,736	88,796
LKQ Corp.(a)*	14,515	456,497
Tractor Supply Co.(a)	2,771	250,609
Ulta Beauty, Inc.*	348	87,226

		1,200,894

Semiconductors & Semiconductor Equipment — 6.8%
Cirrus Logic, Inc.*	3,784	202,747
Cree, Inc.*	3,227	158,123
Marvell Technology Group Ltd. (Bermuda)	8,443	210,822
Microchip Technology, Inc.(a)	3,263	303,165
Qorvo, Inc.(a)*	5,120	379,597
Universal Display Corp.	1,764	296,176
Xilinx, Inc.(a)	6,508	624,117

		2,174,747

Software & Services — 13.1%
Accenture PLC, Class A (Ireland)	642	123,489
Alliance Data Systems Corp.	18	2,306
Alteryx, Inc., Class A*	222	23,849
Aspen Technology, Inc.*	1,490	183,389
Automatic Data Processing, Inc.	1,273	205,488
Booz Allen Hamilton Holding Corp.	2,646	187,919
Broadridge Financial Solutions, Inc.	1,109	137,993
CACI International, Inc., Class A*	368	85,104
Cadence Design Systems, Inc.*	2,600	171,808
Fidelity National Information Services, Inc.(a)	3,020	400,935
FleetCor Technologies, Inc.*	765	219,387
Fortinet, Inc.*	2,730	209,555
International Business Machines Corp.(a)	2,198	319,633
KBR, Inc.	326	8,000
Manhattan Associates, Inc.*	48	3,872
ManTech International Corp., Class A	47	3,356
MAXIMUS, Inc.	182	14,061
Nuance Communications, Inc.*	2,184	35,621
Oracle Corp.(a)	3,524	193,926
Paycom Software, Inc.*	183	38,337
Paylocity Holding Corp.*	2,053	200,332
PayPal Holdings, Inc.*	3,323	344,230
Perspecta, Inc.	4,738	123,757
Qualys, Inc.*	686	51,841

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Sabre Corp.	1,208	$27,053
salesforce.com, Inc.(a)*	2,217	329,091
Symantec Corp.(a)	15,295	361,421
Trade Desk, Inc. (The), Class A*	28	5,251
VeriSign, Inc.*	846	159,581
Western Union Co. (The)	1,749	40,524

		4,211,109

Technology Hardware & Equipment — 5.9%
CDW Corp.(a)	2,217	273,223
Cisco Systems, Inc.(a)	9,048	447,062
EchoStar Corp., Class A*	107	4,239
Hewlett Packard Enterprise Co.(a)	28,398	430,798
HP, Inc.	4,608	87,183
Jabil, Inc.	1,354	48,433
Keysight Technologies, Inc.(a)*	4,520	439,570
Lumentum Holdings, Inc.*	1,565	83,821
NCR Corp.*	2,088	65,897
SYNNEX Corp.	14	1,581

		1,881,807

Telecommunication Services — 0.7%
AT&T, Inc.(a)	5,629	213,001

Transportation — 3.6%
Canadian National Railway Co. (Canada)	45	4,044
Canadian Pacific Railway Ltd. (Canada)	1,123	249,822
CH Robinson Worldwide, Inc.(a)	2,173	184,227
Delta Air Lines, Inc.	2,437	140,371
Landstar System, Inc.(a)	2,123	239,007
Union Pacific Corp.(a)	1,378	223,208
United Airlines Holdings, Inc.*	1,439	127,222

		1,167,901

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 1.0%
American Water Works Co., Inc.	74	$9,193
Fortis, Inc. (Canada)	855	36,192
Ormat Technologies, Inc.	861	63,964
Sempra Energy	76	11,218
Vistra Energy Corp.(a)	7,173	191,734

		312,301

TOTAL COMMON STOCKS - 97.3% (Cost $30,773,471)		31,200,972

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%		874,597

NET ASSETS - 100.0%		$32,075,569

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC   Public Limited Company

Over-the-counter total return swaps outstanding as of September 30, 2019.

The Fund maintains a basket of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The basket matures between July 2, 2020 and June 3, 2021, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (147.2)% of net assets.

The following table represents the individual short positions and related values of total return swaps as of September 30, 2019:

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(1,354)	$(116,522)	$(118,367)	$(1,666)
Dana, Inc.	Morgan Stanley	(437)	(8,718)	(6,310)	2,369
Ford Motor Co.	Morgan Stanley	(34,062)	(322,727)	(312,008)	11,194
Fox Factory Holding Corp.	Morgan Stanley	(1,214)	(92,982)	(75,559)	17,642
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(29,552)	(388,459)	(425,697)	(36,782)
Lear Corp.	Morgan Stanley	(872)	(108,018)	(102,809)	5,467
Thor Industries, Inc.	Morgan Stanley	(6,124)	(348,002)	(346,863)	(1,447)

		(73,615)	(1,385,428)	(1,387,613)	(3,223)

Capital Goods
AGCO Corp.	Morgan Stanley	(3,322)	(247,151)	(251,475)	(3,973)
Allegion PLC (Ireland)	Morgan Stanley	(6)	(623)	(622)	(15)
Arconic, Inc.	Morgan Stanley	(1,714)	(43,369)	(44,564)	(2,213)
Axon Enterprise, Inc.	Morgan Stanley	(1,594)	(90,101)	(90,507)	(194)
Boeing Co. (The)	Morgan Stanley	(2,521)	(898,043)	(959,165)	(62,689)
BWX Technologies, Inc.	Morgan Stanley	(1,433)	(72,875)	(81,982)	(12,777)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Colfax Corp.	Morgan Stanley	(7,915)	$(211,938)	$(230,010)	$(17,549)
EMCOR Group, Inc.	Morgan Stanley	(345)	(30,108)	(29,711)	501
Emerson Electric Co.	Morgan Stanley	(161)	(10,787)	(10,764)	32
EnerSys	Morgan Stanley	(171)	(11,422)	(11,276)	(1)
Fastenal Co.	Morgan Stanley	(3,662)	(120,265)	(119,638)	916
Flowserve Corp.	Morgan Stanley	(441)	(20,979)	(20,599)	379
Fortune Brands Home & Security, Inc.	Morgan Stanley	(1,862)	(100,495)	(101,851)	(1,193)
Gates Industrial Corp. PLC (United Kingdom)	Morgan Stanley	(15)	(154)	(151)	(14)
Generac Holdings, Inc.	Morgan Stanley	(4,137)	(313,363)	(324,093)	(9,948)
General Dynamics Corp.	Morgan Stanley	(2,501)	(465,199)	(457,008)	9,361
GrafTech International Ltd.	Morgan Stanley	(5)	(66)	(64)	74
Huntington Ingalls Industries, Inc.	Morgan Stanley	(2,235)	(465,316)	(473,351)	(8,266)
ITT, Inc.	Morgan Stanley	(2,096)	(123,844)	(128,254)	(4,255)
John Bean Technologies Corp.	Morgan Stanley	(1,241)	(133,078)	(123,393)	9,932
Lennox International, Inc.	Morgan Stanley	(2,629)	(706,650)	(638,768)	66,250
Moog, Inc., Class A	Morgan Stanley	(876)	(72,926)	(71,061)	2,021
Nordson Corp.	Morgan Stanley	(671)	(93,815)	(98,140)	(4,127)
nVent Electric PLC (Ireland)	Morgan Stanley	(5)	(109)	(110)	(18)
Oshkosh Corp.	Morgan Stanley	(527)	(38,516)	(39,947)	(1,381)
Pentair PLC (Ireland)	Morgan Stanley	(4,115)	(158,236)	(155,547)	3,074
Proto Labs, Inc.	Morgan Stanley	(313)	(35,519)	(31,957)	3,634
Quanta Services, Inc.	Morgan Stanley	(10,253)	(356,418)	(387,563)	(30,657)
Raytheon Co.	Morgan Stanley	(1,987)	(385,815)	(389,830)	(3,048)
RBC Bearings, Inc.	Morgan Stanley	(33)	(5,512)	(5,475)	33
Rockwell Automation, Inc.	Morgan Stanley	(619)	(101,455)	(102,011)	(315)
Simpson Manufacturing Co., Inc.	Morgan Stanley	(151)	(10,355)	(10,475)	(111)
Snap-on, Inc.	Morgan Stanley	(37)	(6,014)	(5,792)	219
Toro Co. (The)	Morgan Stanley	(3,563)	(241,056)	(261,168)	(21,482)
United Rentals, Inc.	Morgan Stanley	(68)	(8,632)	(8,476)	161
Univar Solutions, Inc.	Morgan Stanley	(15,260)	(328,362)	(316,798)	12,384
WABCO Holdings, Inc.	Morgan Stanley	(1,810)	(240,238)	(242,088)	(1,323)
Watsco, Inc.	Morgan Stanley	(1,713)	(275,656)	(289,805)	(13,540)
Xylem, Inc.	Morgan Stanley	(2,349)	(179,902)	(187,027)	(7,135)

		(84,356)	(6,604,362)	(6,700,516)	(97,253)

Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(2,058)	(12,574)	(12,904)	(316)
Advanced Disposal Services, Inc.	Morgan Stanley	(523)	(17,044)	(17,034)	(169)
Brink’s Co. (The)	Morgan Stanley	(1,611)	(144,323)	(133,632)	11,000
Equifax, Inc.	Morgan Stanley	(1,683)	(183,207)	(236,748)	(55,007)
MSA Safety, Inc.	Morgan Stanley	(668)	(70,558)	(72,885)	(2,339)
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	(932)	(21,717)	(19,805)	6,180
Rollins, Inc.	Morgan Stanley	(11,296)	(384,993)	(384,855)	485
Waste Connections, Inc. (Canada)	Morgan Stanley	(589)	(54,398)	(54,188)	258

		(19,360)	(888,814)	(932,051)	(39,908)

Consumer Durables & Apparel
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(6,678)	(264,140)	(293,632)	(28,836)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	(13,924)	$(440,756)	$(461,720)	$(19,857)
Columbia Sportswear Co.	Morgan Stanley	(2,350)	(231,855)	(227,692)	4,463
Garmin Ltd. (Switzerland)	Morgan Stanley	(1,591)	(131,445)	(134,742)	(3,694)
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(3,156)	(118,237)	(112,038)	6,097
Levi Strauss & Co., Class A	Morgan Stanley	(2,148)	(40,161)	(40,898)	(652)
Lululemon Athletica, Inc.	Morgan Stanley	(350)	(68,934)	(67,386)	1,707
Mohawk Industries, Inc.	Morgan Stanley	(2,481)	(312,624)	(307,818)	5,586
NIKE, Inc., Class B	Morgan Stanley	(1)	(93)	(94)	(18)
Tapestry, Inc.	Morgan Stanley	(9,530)	(242,338)	(248,255)	(5,318)
Whirlpool Corp.	Morgan Stanley	(251)	(39,012)	(39,748)	(655)
Wolverine World Wide, Inc.	Morgan Stanley	(4,927)	(176,553)	(139,237)	36,313

		(47,387)	(2,066,148)	(2,073,260)	(4,864)

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	(4,576)	(220,720)	(200,017)	20,344
Graham Holdings Co., Class B	Morgan Stanley	(167)	(118,879)	(110,796)	8,368
Hilton Grand Vacations, Inc.	Morgan Stanley	(338)	(11,035)	(10,816)	229
Hyatt Hotels Corp., Class A	Morgan Stanley	(4,579)	(343,621)	(337,335)	5,168
Red Rock Resorts, Inc., Class A	Morgan Stanley	(4,175)	(99,184)	(84,773)	13,393
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(4,262)	(496,674)	(461,702)	31,367
Stars Group, Inc. (The) (Canada)	Morgan Stanley	(7,675)	(118,941)	(114,972)	4,255
Vail Resorts, Inc.	Morgan Stanley	(56)	(12,869)	(12,743)	141
Wynn Resorts Ltd.	Morgan Stanley	(2,170)	(232,397)	(235,922)	(4,644)

		(27,998)	(1,654,320)	(1,569,076)	78,621

Energy
Cameco Corp. (Canada)	Morgan Stanley	(7,317)	(66,599)	(69,512)	(2,761)
Canadian Natural Resources, Ltd. (Canada)	Morgan Stanley	(15,798)	(393,369)	(420,701)	(29,326)
Chesapeake Energy Corp.	Morgan Stanley	(17,791)	(33,787)	(25,085)	8,770
Cimarex Energy Co.	Morgan Stanley	(614)	(24,785)	(29,435)	(4,631)
Concho Resources, Inc.	Morgan Stanley	(6,321)	(451,783)	(429,196)	23,722
Diamondback Energy, Inc.	Morgan Stanley	(2,550)	(247,478)	(229,269)	18,806
Equitrans Midstream Corp.	Morgan Stanley	(14,421)	(196,471)	(209,826)	(13,194)
Exxon Mobil Corp.	Morgan Stanley	(2,568)	(183,337)	(181,326)	585
Imperial Oil Ltd. (Canada)	Morgan Stanley	(273)	(7,467)	(7,106)	362
Murphy Oil Corp.	Morgan Stanley	(16,170)	(327,295)	(357,519)	(30,302)
Targa Resources Corp.	Morgan Stanley	(5,482)	(191,037)	(220,212)	(30,960)

		(89,305)	(2,123,408)	(2,179,187)	(58,929)

Food & Staples Retailing
Casey’s General Stores, Inc.	Morgan Stanley	(852)	(141,275)	(137,308)	4,309
Kroger Co. (The)	Morgan Stanley	(120)	(3,059)	(3,094)	(44)
Performance Food Group Co.	Morgan Stanley	(4,785)	(190,805)	(220,158)	(28,884)

		(5,757)	(335,139)	(360,560)	(24,619)

Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	Morgan Stanley	(7,044)	(278,994)	(289,297)	(11,874)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Brown-Forman Corp., Class B	Morgan Stanley	(4,818)	$(299,399)	$(302,474)	$(2,554)
Darling Ingredients, Inc.	Morgan Stanley	(6,940)	(146,633)	(132,762)	14,227
Ingredion, Inc.	Morgan Stanley	(385)	(30,767)	(31,470)	(1,092)
Kraft Heinz Co. (The)	Morgan Stanley	(23,858)	(649,079)	(666,473)	(18,421)
Lamb Weston Holdings, Inc.	Morgan Stanley	(523)	(38,501)	(38,033)	549
Molson Coors Brewing Co., Class B	Morgan Stanley	(1,568)	(88,811)	(90,160)	(1,140)
Post Holdings, Inc.	Morgan Stanley	(672)	(70,495)	(71,124)	(468)
TreeHouse Foods, Inc.	Morgan Stanley	(1,474)	(82,269)	(81,733)	728
Tyson Foods, Inc., Class A	Morgan Stanley	(5,195)	(453,856)	(447,497)	5,555

		(52,477)	(2,138,804)	(2,151,023)	(14,490)

Health Care Equipment & Services
Baxter International, Inc.	Morgan Stanley	(1,119)	(95,052)	(97,879)	(3,884)
Becton Dickinson and Co.	Morgan Stanley	(1,165)	(277,926)	(294,698)	(28,009)
Boston Scientific Corp.	Morgan Stanley	(15,547)	(630,141)	(632,607)	(876)
Cantel Medical Corp.	Morgan Stanley	(1,867)	(145,343)	(139,652)	5,798
Encompass Health Corp.	Morgan Stanley	(2,186)	(137,746)	(138,330)	(863)
Ensign Group, Inc. (The)	Morgan Stanley	(1,579)	(89,333)	(74,892)	14,948
Glaukos Corp.	Morgan Stanley	(261)	(18,777)	(16,315)	2,492
Globus Medical, Inc., Class A	Morgan Stanley	(4,650)	(206,789)	(237,708)	(30,410)
ICU Medical, Inc	Morgan Stanley	(410)	(100,916)	(65,436)	40,747
Intuitive Surgical, Inc.	Morgan Stanley	(415)	(223,678)	(224,071)	160
Laboratory Corp. of America Holdings	Morgan Stanley	(988)	(167,205)	(165,984)	1,257
Masimo Corp.	Morgan Stanley	(2,864)	(411,512)	(426,135)	(13,591)
Medidata Solutions, Inc.	Morgan Stanley	(6,813)	(577,745)	(623,390)	(44,188)
Merit Medical Systems, Inc.	Morgan Stanley	(655)	(37,191)	(19,951)	17,316
Penumbra, Inc.	Morgan Stanley	(24)	(3,471)	(3,228)	234
Varian Medical Systems, Inc.	Morgan Stanley	(98)	(11,534)	(11,671)	(125)
Wright Medical Group NV (Netherlands)	Morgan Stanley	(8,448)	(240,669)	(174,282)	66,983

		(49,089)	(3,375,028)	(3,346,229)	27,989

Household & Personal Products
Energizer Holdings, Inc.	Morgan Stanley	(7,305)	(322,290)	(318,352)	2,991

Materials
Albemarle Corp.	Morgan Stanley	(594)	(41,883)	(41,295)	459
Alcoa Corp.	Morgan Stanley	(4,472)	(96,551)	(89,753)	7,026
AptarGroup, Inc.	Morgan Stanley	(729)	(88,000)	(86,350)	1,857
Balchem Corp.	Morgan Stanley	(809)	(77,350)	(80,245)	(2,715)
Celanese Corp.	Morgan Stanley	(9)	(1,103)	(1,101)	(13)
Freeport-McMoRan, Inc.	Morgan Stanley	(41,986)	(394,589)	(401,806)	(6,228)
Huntsman Corp.	Morgan Stanley	(15)	(334)	(349)	(34)
International Flavors & Fragrances, Inc.	Morgan Stanley	(5,784)	(673,523)	(709,639)	(38,120)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	(2,915)	(143,662)	(130,592)	15,701
Louisiana-Pacific Corp.	Morgan Stanley	(15,053)	(349,407)	(370,003)	(20,055)
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	(10,665)	(836,605)	(954,198)	(122,016)
Methanex Corp. (Canada)	Morgan Stanley	(131)	(5,049)	(4,647)	398
Mosaic Co. (The)	Morgan Stanley	(34,774)	(694,416)	(712,867)	(17,886)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Newmont Goldcorp Corp.	Morgan Stanley	(24,780)	$(958,093)	$(939,658)	$17,457
Olin Corp.	Morgan Stanley	(1,882)	(34,992)	(35,231)	(167)
Pan American Silver Corp. (Canada)	Morgan Stanley	(4,823)	(80,943)	(75,625)	5,428
PPG Industries, Inc.	Morgan Stanley	(54)	(6,481)	(6,400)	80
Sonoco Products Co.	Morgan Stanley	(1)	(58)	(58)	(18)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(4,678)	(86,604)	(75,924)	15,882
Westlake Chemical Corp.	Morgan Stanley	(3,090)	(195,094)	(202,457)	(7,342)

		(157,244)	(4,764,737)	(4,918,198)	(150,306)

Media & Entertainment
Cable One, Inc.	Morgan Stanley	(76)	(86,590)	(95,357)	(9,636)
Madison Square Garden Co. (The), Class A	Morgan Stanley	(1,056)	(274,533)	(278,277)	(3,062)
Nexstar Media Group, Inc., Class A	Morgan Stanley	(34)	(3,565)	(3,479)	(84)
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(7,037)	(590,000)	(500,683)	90,053
Zillow Group, Inc., Class C	Morgan Stanley	(18,660)	(629,079)	(556,441)	74,225
Zynga, Inc., Class A	Morgan Stanley	(77,340)	(352,954)	(450,119)	(99,168)

		(104,203)	(1,936,721)	(1,884,356)	52,328

Pharmaceuticals, Biotechnology & Life Sciences
Alkermes PLC (Ireland)	Morgan Stanley	(2,293)	(47,542)	(44,736)	2,908
Arena Pharmaceuticals, Inc.	Morgan Stanley	(4)	(229)	(183)	28
BioMarin Pharmaceutical, Inc.	Morgan Stanley	(2,218)	(162,998)	(149,493)	13,903
Bio-Techne Corp.	Morgan Stanley	(303)	(60,667)	(59,288)	1,515
Bluebird Bio, Inc.	Morgan Stanley	(1,827)	(193,089)	(167,755)	25,809
Blueprint Medicines Corp.	Morgan Stanley	(1,162)	(89,000)	(85,372)	3,838
Bruker Corp.	Morgan Stanley	(5,111)	(217,053)	(224,526)	(7,035)
Catalent, Inc.	Morgan Stanley	(6,545)	(273,290)	(311,935)	(37,965)
Charles River Laboratories International, Inc.	Morgan Stanley	(116)	(15,865)	(15,355)	533
Cronos Group, Inc. (Canada)	Morgan Stanley	(11,843)	(122,970)	(107,179)	16,087
Elanco Animal Health, Inc.	Morgan Stanley	(2,025)	(56,392)	(53,845)	2,696
Emergent BioSolutions, Inc.	Morgan Stanley	(195)	(11,014)	(10,195)	830
Illumina, Inc.	Morgan Stanley	(1,133)	(343,030)	(344,681)	(794)
Mirati Therapeutics, Inc.	Morgan Stanley	(228)	(19,087)	(17,763)	1,354
Myriad Genetics, Inc.	Morgan Stanley	(3,558)	(161,640)	(101,866)	60,169
Nektar Therapeutics	Morgan Stanley	(17,922)	(405,359)	(326,449)	79,926
PerkinElmer, Inc.	Morgan Stanley	(5,551)	(461,749)	(472,779)	(9,870)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(1,986)	(109,828)	(110,998)	(908)
QIAGEN NV (Netherlands)	Morgan Stanley	(3,442)	(124,657)	(113,483)	11,509
Sarepta Therapeutics, Inc.	Morgan Stanley	(5,645)	(548,383)	(425,181)	124,583
Spark Therapeutics, Inc.	Morgan Stanley	(460)	(45,911)	(44,611)	1,400
Ultragenyx Pharmaceutical, Inc.	Morgan Stanley	(543)	(29,004)	(23,230)	5,830

		(74,110)	(3,498,757)	(3,210,903)	296,346

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	(740)	(119,229)	(122,396)	(2,882)
American Eagle Outfitters, Inc.	Morgan Stanley	(3,837)	(66,523)	(62,236)	4,439
CarMax, Inc.	Morgan Stanley	(706)	(61,270)	(62,128)	(719)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Dick’s Sporting Goods, Inc.	Morgan Stanley	(12,846)	$(469,700)	$(524,245)	$(55,424)
Dollar Tree, Inc.	Morgan Stanley	(1,487)	(162,595)	(169,756)	(6,764)
Foot Locker, Inc.	Morgan Stanley	(438)	(18,211)	(18,904)	(671)
Genuine Parts Co.	Morgan Stanley	(4,109)	(398,396)	(409,215)	(11,340)
GrubHub, Inc.	Morgan Stanley	(10,576)	(779,422)	(594,477)	186,916
Wayfair, Inc., Class A	Morgan Stanley	(1,265)	(141,635)	(141,832)	146
Williams-Sonoma, Inc.	Morgan Stanley	(6,210)	(411,438)	(422,156)	(9,686)

		(42,214)	(2,628,419)	(2,527,345)	104,015

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(20,665)	(622,150)	(599,078)	24,642
KLA Corp.	Morgan Stanley	(5,728)	(716,605)	(913,330)	(199,015)
Maxim Integrated Products, Inc.	Morgan Stanley	(104)	(6,247)	(6,023)	343
Micron Technology, Inc.	Morgan Stanley	(7,370)	(320,421)	(315,803)	5,417
MKS Instruments, Inc.	Morgan Stanley	(4,296)	(346,368)	(396,435)	(50,684)
Monolithic Power Systems, Inc.	Morgan Stanley	(2,491)	(320,191)	(387,674)	(68,640)
NVIDIA Corp.	Morgan Stanley	(2,285)	(407,434)	(397,750)	7,135
ON Semiconductor Corp.	Morgan Stanley	(25,038)	(457,192)	(480,980)	(22,639)
Semtech Corp.	Morgan Stanley	(598)	(29,605)	(29,069)	593

		(68,575)	(3,226,213)	(3,526,142)	(302,848)

Software & Services
ACI Worldwide, Inc.	Morgan Stanley	(5,847)	(175,381)	(183,157)	(7,347)
Altair Engineering, Inc., Class A	Morgan Stanley	(1,291)	(54,264)	(44,694)	9,690
Anaplan, Inc.	Morgan Stanley	(182)	(8,524)	(8,554)	(26)
Appfolio, Inc., Class A	Morgan Stanley	(1,245)	(118,029)	(118,449)	(137)
Black Knight, Inc.	Morgan Stanley	(682)	(41,261)	(41,643)	(343)
BlackBerry Ltd. (Canada)	Morgan Stanley	(10,076)	(62,606)	(52,899)	9,849
CDK Global, Inc.	Morgan Stanley	(47)	(2,281)	(2,260)	8
CoreLogic, Inc.	Morgan Stanley	(111)	(5,280)	(5,136)	(2,297)
Cornerstone OnDemand, Inc.	Morgan Stanley	(629)	(34,190)	(34,482)	(222)
Dropbox, Inc., Class A	Morgan Stanley	(12,842)	(232,391)	(259,023)	(26,057)
DXC Technology Co.	Morgan Stanley	(10,109)	(338,570)	(298,216)	40,356
Envestnet, Inc.	Morgan Stanley	(3,089)	(200,238)	(175,146)	25,585
FireEye, Inc.	Morgan Stanley	(7)	(94)	(93)	(17)
Gartner, Inc.	Morgan Stanley	(27)	(3,847)	(3,861)	(22)
Globant SA (Luxembourg)	Morgan Stanley	(1,783)	(166,473)	(163,287)	3,593
Guidewire Software, Inc.	Morgan Stanley	(2,170)	(217,270)	(228,675)	(10,868)
j2 Global, Inc.	Morgan Stanley	(771)	(68,609)	(70,022)	(1,256)
LiveRamp Holdings, Inc.	Morgan Stanley	(36)	(1,724)	(1,547)	164
LogMeIn, Inc.	Morgan Stanley	(2,870)	(235,000)	(203,655)	30,249
New Relic, Inc.	Morgan Stanley	(5,351)	(312,362)	(328,819)	(15,678)
Palo Alto Networks, Inc.	Morgan Stanley	(1,984)	(416,784)	(404,399)	13,431
PTC, Inc.	Morgan Stanley	(5,336)	(459,972)	(363,808)	97,319
Smartsheet, Inc., Class A	Morgan Stanley	(3,329)	(131,815)	(119,944)	12,189
SolarWinds Corp.	Morgan Stanley	(6)	(114)	(111)	(14)
Tyler Technologies, Inc.	Morgan Stanley	(852)	(179,250)	(223,650)	(43,961)
Workday, Inc., Class A	Morgan Stanley	(1,106)	(192,101)	(187,976)	4,597
Zendesk, Inc.	Morgan Stanley	(760)	(57,824)	(55,389)	2,564

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Zscaler, Inc.	Morgan Stanley	(1,401)	$(80,897)	$(66,211)	$14,874

		(73,939)	(3,797,151)	(3,645,106)	156,223

Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	(1,550)	(147,882)	(149,575)	(1,334)
Coherent, Inc.	Morgan Stanley	(1,900)	(269,240)	(292,068)	(22,158)
Corning, Inc.	Morgan Stanley	(25,260)	(726,643)	(720,415)	3,734
FLIR Systems, Inc.	Morgan Stanley	(4,900)	(251,128)	(257,691)	(6,269)
IPG Photonics Corp.	Morgan Stanley	(3,427)	(433,122)	(464,701)	(30,491)
Littelfuse, Inc.	Morgan Stanley	(983)	(167,773)	(174,296)	(6,215)
Novanta, Inc. (Canada)	Morgan Stanley	(833)	(71,269)	(68,073)	3,360
Seagate Technology PLC (Ireland)	Morgan Stanley	(2,178)	(113,152)	(117,155)	(5,104)
Viavi Solutions, Inc.	Morgan Stanley	(4,031)	(58,366)	(56,454)	2,043
Western Digital Corp.	Morgan Stanley	(13,266)	(706,437)	(791,184)	(85,488)

		(58,328)	(2,945,012)	(3,091,612)	(147,922)

Telecommunication Services
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	(3,232)	(169,223)	(157,495)	11,011
United States Cellular Corp.	Morgan Stanley	(148)	(5,730)	(5,562)	166
Vonage Holdings Corp.	Morgan Stanley	(12,843)	(134,961)	(145,126)	(13,666)
Zayo Group Holdings, Inc.	Morgan Stanley	(4,199)	(141,905)	(142,346)	(97)

		(20,422)	(451,819)	(450,529)	(2,586)

Transportation
Kirby Corp.	Morgan Stanley	(1,676)	(131,553)	(137,700)	(5,830)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	(3,330)	(120,243)	(120,879)	(487)
Ryder System, Inc.	Morgan Stanley	(4,198)	(240,280)	(217,330)	17,541
Schneider National, Inc., Class B	Morgan Stanley	(215)	(4,846)	(4,670)	189
Spirit Airlines, Inc.	Morgan Stanley	(239)	(9,735)	(8,676)	1,066

		(9,658)	(506,657)	(489,255)	12,479

Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(2,240)	(29,482)	(30,688)	(1,456)
ALLETE, Inc.	Morgan Stanley	(231)	(19,558)	(20,192)	(637)
Ameren Corp.	Morgan Stanley	(3,509)	(267,879)	(280,895)	(14,018)
Atmos Energy Corp.	Morgan Stanley	(240)	(26,118)	(27,334)	(1,292)
Avangrid, Inc.	Morgan Stanley	(1,500)	(74,875)	(78,375)	(3,873)
Avista Corp.	Morgan Stanley	(353)	(16,271)	(17,099)	(938)
Black Hills Corp.	Morgan Stanley	(2,417)	(185,838)	(185,456)	441
CenterPoint Energy, Inc.	Morgan Stanley	(7,530)	(211,115)	(227,255)	(15,887)
DTE Energy Co.	Morgan Stanley	(178)	(23,721)	(23,667)	97
El Paso Electric Co.	Morgan Stanley	(95)	(6,308)	(6,373)	(103)
Eversource Energy	Morgan Stanley	(3,803)	(301,039)	(325,042)	(25,085)
FirstEnergy Corp.	Morgan Stanley	(5,944)	(280,813)	(286,679)	(5,168)
IDACORP, Inc.	Morgan Stanley	(17)	(1,917)	(1,915)	(11)
National Fuel Gas Co.	Morgan Stanley	(2,565)	(120,842)	(120,350)	(333)
New Jersey Resources Corp.	Morgan Stanley	(277)	(12,471)	(12,526)	(127)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Concluded)

September 30, 2019

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
NiSource, Inc.	Morgan Stanley	(79)	$(2,230)	$(2,364)	$(146)
NorthWestern Corp.	Morgan Stanley	(576)	(41,871)	(43,229)	(1,463)
OGE Energy Corp.	Morgan Stanley	(726)	(32,417)	(32,946)	(464)
ONE Gas, Inc.	Morgan Stanley	(238)	(21,726)	(22,874)	(1,124)
PG&E Corp.	Morgan Stanley	(46,897)	(569,948)	(468,970)	102,414
Southern Co. (The)	Morgan Stanley	(1,621)	(94,573)	(100,129)	(5,514)
Southwest Gas Holdings, Inc.	Morgan Stanley	(516)	(46,917)	(46,977)	41
Spire, Inc.	Morgan Stanley	(1,158)	(96,051)	(101,024)	(5,303)

		(82,710)	(2,483,980)	(2,462,359)	20,051

Total Reference Entity — Short			$(47,133,207)	$(47,223,672)	$(95,905)

*	Includes $(5,440) related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
LONG POSITIONS — 91.2%
COMMON STOCKS — 28.5%
Automobiles & Components — 0.2%
General Motors Co.†	184	$6,896
Gentex Corp.†	122	3,359
Magna International, Inc. (Canada)†	580	30,931

		41,186

Capital Goods — 3.8%
Aerojet Rocketdyne Holdings, Inc.†*	179	9,041
AGCO Corp.†	255	19,303
Allison Transmission Holdings, Inc.†	35	1,647
Arconic, Inc.†	2,125	55,250
Armstrong World Industries, Inc.†	223	21,564
Carlisle Cos., Inc.†	89	12,953
Caterpillar, Inc.†	19	2,400
Crane Co.†	103	8,305
Cummins, Inc.†	249	40,505
Dover Corp.†	390	38,828
Gardner Denver Holdings, Inc.†*	1,349	38,163
HD Supply Holdings, Inc.†*	168	6,581
HEICO Corp.†	111	13,862
Honeywell International, Inc.†	262	44,330
Hubbell, Inc.†	24	3,154
IDEX Corp.†	50	8,194
Ingersoll-Rand PLC (Ireland)†	429	52,857
ITT, Inc.†	268	16,399
Jacobs Engineering Group, Inc.†	411	37,606
Johnson Controls International PLC (Ireland)†	902	39,589
L3Harris Technologies, Inc.†	138	28,792
Lockheed Martin Corp.†	4	1,560
Masco Corp.†	147	6,127
MasTec, Inc.†*	497	32,270
Navistar International Corp.†*	998	28,054
Northrop Grumman Corp.†	63	23,612
Oshkosh Corp.†	121	9,172
Raytheon Co.†	15	2,943
Regal Beloit Corp.†	388	28,266
Rexnord Corp.†*	996	26,942
Roper Technologies, Inc.†	12	4,279
SiteOne Landscape Supply, Inc.†*	122	9,030
Spirit AeroSystems Holdings, Inc., Class A†	47	3,865
Stanley Black & Decker, Inc.†	209	30,182
Teledyne Technologies, Inc.†*	2	644
TransDigm Group, Inc.†	1	521

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Trex Co., Inc.†*	213	$19,368

		726,158

Commercial & Professional Services — 1.0%
ASGN, Inc.†*	232	14,584
Cintas Corp.†	104	27,882
Clean Harbors, Inc.†*	92	7,102
CoStar Group, Inc.†*	27	16,016
FTI Consulting, Inc.†*	9	954
IHS Markit Ltd. (Bermuda)†*	226	15,115
KAR Auction Services, Inc.†	309	7,586
ManpowerGroup, Inc.†	271	22,829
Republic Services, Inc.†	131	11,338
Robert Half International, Inc.†	185	10,297
Tetra Tech, Inc.†	139	12,060
Thomson Reuters Corp. (Canada)†	144	9,631
TransUnion†	284	23,035
TriNet Group, Inc.†*	155	9,639
UniFirst Corp.†	63	12,293

		200,361

Consumer Durables & Apparel — 1.4%
BRP, Inc., sub-voting shares (Canada)†	12	467
Brunswick Corp.†	624	32,523
Carter’s, Inc.†	200	18,242
Hanesbrands, Inc.†	120	1,838
Hasbro, Inc.†	145	17,210
Mattel, Inc.†*	1,874	21,345
Newell Brands, Inc.†	2,431	45,508
Ralph Lauren Corp.†	141	13,461
Skechers U.S.A., Inc., Class A†*	937	34,997
Tempur Sealy International, Inc.†*	515	39,758
TopBuild Corp.†*	257	24,782
VF Corp.†	329	29,278

		279,409

Consumer Services — 1.4%
Aramark†	866	37,740
Boyd Gaming Corp.†	80	1,916
Bright Horizons Family Solutions, Inc.†*	20	3,050
Choice Hotels International, Inc.	18	1,601
Cracker Barrel Old Country Store, Inc.†	121	19,681
Darden Restaurants, Inc.†	103	12,177

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Dunkin’ Brands Group, Inc.†	91	$7,222
frontdoor, Inc.†*	145	7,043
Grand Canyon Education, Inc.†*	156	15,319
Hilton Worldwide Holdings, Inc.†	139	12,942
Laureate Education, Inc., Class A†*	1,767	29,288
Marriott International, Inc., Class A†	50	6,218
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	579	29,975
Planet Fitness, Inc., Class A†*	216	12,500
Restaurant Brands International, Inc. (Canada)†	54	3,842
Service Corp. International†	22	1,052
ServiceMaster Global Holdings, Inc.†*	41	2,292
Starbucks Corp.†	306	27,057
Strategic Education, Inc.†	85	11,550
Wendy’s Co. (The)†	510	10,190
Yum! Brands, Inc.†	158	17,922

		270,577

Energy — 1.8%
Apache Corp.†	910	23,296
Chevron Corp.	73	8,658
ConocoPhillips†	367	20,912
CVR Energy, Inc.†	307	13,517
Devon Energy Corp.†	648	15,591
Enbridge, Inc. (Canada)†	1,009	35,396
EOG Resources, Inc.†	68	5,047
Helmerich & Payne, Inc.†	864	34,620
HollyFrontier Corp.†	751	40,284
Kinder Morgan, Inc.†	643	13,252
Marathon Oil Corp.†	2,126	26,086
National Oilwell Varco, Inc.†	468	9,922
Occidental Petroleum Corp.†	861	38,289
Pioneer Natural Resources Co.†	61	7,672
Schlumberger Ltd. (Curacao)	168	5,741
Suncor Energy, Inc. (Canada)†	108	3,411
TC Energy Corp. (Canada)†	43	2,227
TechnipFMC PLC (United Kingdom)†	1,484	35,824
Williams Cos., Inc. (The)†	21	505

		340,250

Food & Staples Retailing — 0.2%
US Foods Holding Corp.†*	589	24,208
Walgreens Boots Alliance, Inc.†	188	10,398

		34,606

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 0.7%
Altria Group, Inc.†	557	$22,781
Boston Beer Co., Inc. (The), Class A†*	20	7,282
Campbell Soup Co.†	261	12,246
Conagra Brands, Inc.	88	2,700
General Mills, Inc.†	272	14,993
Hershey Co. (The)†	24	3,720
JM Smucker Co. (The)†	136	14,963
McCormick & Co., Inc., non-voting shares†	16	2,501
Mondelez International, Inc., Class A†	52	2,877
Monster Beverage Corp.†*	240	13,934
Philip Morris International, Inc.†	504	38,269
Sanderson Farms, Inc.†	34	5,145

		141,411

Health Care Equipment & Services — 1.9%
Amedisys, Inc.†*	17	2,227
AmerisourceBergen Corp.†	498	41,000
Anthem, Inc.†	41	9,844
Cardinal Health, Inc.†	613	28,927
Centene Corp.†*	642	27,773
DaVita, Inc.†*	489	27,907
DENTSPLY SIRONA, Inc.†	306	16,313
HealthEquity, Inc.†*	430	24,572
Henry Schein, Inc.†*	101	6,413
Hill-Rom Holdings, Inc.†	75	7,892
HMS Holdings Corp.†*	465	16,026
Humana, Inc.†	117	29,913
LHC Group, Inc.†*	82	9,312
McKesson Corp.†	257	35,122
Molina Healthcare, Inc.†*	4	439
Novocure Ltd. (Jersey)†*	197	14,732
Omnicell, Inc.†*	195	14,093
STERIS PLC (Ireland)†	39	5,635
Teladoc Health, Inc.†*	140	9,481
UnitedHealth Group, Inc.†	87	18,907
Universal Health Services, Inc., Class B†	10	1,487
Veeva Systems, Inc., Class A†*	110	16,796
WellCare Health Plans, Inc.†*	5	1,296

		366,107

Household & Personal Products — 0.6%
Church & Dwight Co., Inc.†	135	10,157

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Clorox Co. (The)†	57	$8,657
Colgate-Palmolive Co.†	160	11,762
Coty, Inc., Class A†	2,606	27,389
Estee Lauder Cos., Inc. (The), Class A†	135	26,858
Spectrum Brands Holdings, Inc.†	519	27,362

		112,185

Materials — 1.8%
Alamos Gold, Inc., Class A (Canada)†	1,716	9,953
Ashland Global Holdings, Inc.†	349	26,890
Axalta Coating Systems Ltd. (Bermuda)†*	554	16,703
Ball Corp.	12	874
Berry Global Group, Inc.†*	106	4,163
CF Industries Holdings, Inc.†	588	28,930
Corteva, Inc.†	777	21,756
DuPont de Nemours, Inc.†	376	26,813
Ecolab, Inc.†	102	20,200
Franco-Nevada Corp. (Canada)†	97	8,843
Graphic Packaging Holding Co.†	366	5,398
International Paper Co.†	166	6,942
Kinross Gold Corp. (Canada)†*	440	2,024
Martin Marietta Materials, Inc.†	99	27,136
NewMarket Corp.†	40	18,884
Reliance Steel & Aluminum Co.†	315	31,393
Royal Gold, Inc.†	29	3,573
Scotts Miracle-Gro Co. (The)†	305	31,055
Sealed Air Corp.†	483	20,049
Steel Dynamics, Inc.†	684	20,383
Wheaton Precious Metals Corp. (Canada)†	218	5,720

		337,682

Media & Entertainment — 1.5%
Altice USA, Inc., Class A†*	294	8,432
AMC Networks, Inc., Class A†*	607	29,840
CBS Corp., Class B, non-voting shares†	144	5,813
Cinemark Holdings, Inc.†	225	8,694
Discovery, Inc., Class A†*	795	21,171
DISH Network Corp., Class A†*	737	25,110
Electronic Arts, Inc.†*	202	19,760
Facebook, Inc., Class A†*	23	4,096
Fox Corp., Class A†	844	26,616

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Netflix, Inc.†*	5	$1,338
New York Times Co. (The), Class A†	14	399
Nexstar Media Group, Inc., Class A†	97	9,924
Omnicom Group, Inc.†	85	6,655
Sinclair Broadcast Group, Inc., Class A†	1,375	58,767
Snap, Inc., Class A†*	710	11,218
TEGNA, Inc.†	75	1,165
TripAdvisor, Inc.†*	655	25,335
Viacom, Inc., Class B†	828	19,897

		284,230

Pharmaceuticals, Biotechnology & Life Sciences — 2.7%
ACADIA Pharmaceuticals, Inc.†*	199	7,162
Alexion Pharmaceuticals, Inc.†*	119	11,655
Amgen, Inc.†	49	9,482
Arrowhead Pharmaceuticals, Inc.†*	144	4,058
Bausch Health Cos, Inc. (Canada)†*	840	18,354
Biogen, Inc.†*	162	37,717
Bio-Rad Laboratories, Inc., Class A†*	76	25,288
Bristol-Myers Squibb Co.†	989	50,152
Celgene Corp.†*	736	73,085
Exelixis, Inc.†*	1,818	32,151
FibroGen, Inc.†*	616	22,780
Genomic Health, Inc.†*	3	203
Gilead Sciences, Inc.†	339	21,486
Incyte Corp.†*	380	28,207
Ionis Pharmaceuticals, Inc.†*	804	48,168
Jazz Pharmaceuticals PLC (Ireland)†*	183	23,450
Johnson & Johnson†	70	9,057
Merck & Co., Inc.†	439	36,955
Mylan NV (Netherlands)†*	258	5,103
Neurocrine Biosciences, Inc.†*	56	5,046
Regeneron Pharmaceuticals, Inc.*	2	555
Repligen Corp.†*	147	11,273
Seattle Genetics, Inc.*	7	598
Syneos Health, Inc.†*	190	10,110
Thermo Fisher Scientific, Inc.†	2	583
United Therapeutics Corp.*	36	2,871
Vertex Pharmaceuticals, Inc.†*	173	29,310

		524,859

Retailing — 1.0%
Aaron’s, Inc.†	216	13,880
AutoZone, Inc.†*	10	10,846

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Best Buy Co., Inc.†	323	$22,284
eBay, Inc.†	657	25,610
Five Below, Inc.†*	45	5,674
Floor & Decor Holdings, Inc., Class A†*	411	21,023
Gap, Inc. (The)†	133	2,309
L Brands, Inc.†	128	2,508
LKQ Corp.†*	1,324	41,640
RH†*	61	10,421
Tiffany & Co.†	37	3,427
Tractor Supply Co.†	267	24,147
Ulta Beauty, Inc.†*	48	12,031

		195,800

Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc.	37	1,846
Cirrus Logic, Inc.†*	541	28,987
Cree, Inc.†*	495	24,255
Enphase Energy, Inc.†*	145	3,223
Marvell Technology Group Ltd. (Bermuda)†	907	22,648
Microchip Technology, Inc.†	302	28,059
Micron Technology, Inc.†*	291	12,469
Qorvo, Inc.†*	404	29,953
QUALCOMM, Inc.†	4	305
Teradyne, Inc.†	972	56,289
Universal Display Corp.†	181	30,390
Versum Materials, Inc.†	875	46,314
Xilinx, Inc.†	387	37,113

		321,851

Software & Services — 3.2%
Accenture PLC, Class A (Ireland)†	110	21,158
Adobe, Inc.†*	42	11,602
Alliance Data Systems Corp.†	38	4,869
Alteryx, Inc., Class A†*	135	14,503
Amdocs, Ltd. (Guernsey)†	103	6,809
Appian Corp.†*	2	95
Aspen Technology, Inc.†*	210	25,847
Automatic Data Processing, Inc.†	147	23,729
Avalara, Inc.†*	1	67
Booz Allen Hamilton Holding Corp.†	321	22,797
Broadridge Financial Solutions, Inc.†	168	20,904
CACI International, Inc., Class A†*	34	7,863
Cadence Design Systems, Inc.†*	349	23,062
Ceridian HCM Holding, Inc.†*	6	296

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Euronet Worldwide, Inc.†*	61	$8,924
Fair Isaac Corp.*	1	304
Fidelity National Information Services, Inc.†	212	28,145
FleetCor Technologies, Inc.†*	91	26,097
Fortinet, Inc.†*	322	24,717
International Business Machines Corp.†	190	27,630
Jack Henry & Associates, Inc.†	37	5,401
KBR, Inc.†	154	3,779
Manhattan Associates, Inc.†*	32	2,581
ManTech International Corp., Class A†	21	1,500
Mastercard, Inc., Class A†	13	3,530
MAXIMUS, Inc.†	121	9,348
Nuance Communications, Inc.†*	976	15,919
Oracle Corp.†	327	17,995
Paychex, Inc.†	29	2,400
Paycom Software, Inc.†*	70	14,664
Paylocity Holding Corp.†*	287	28,005
PayPal Holdings, Inc.†*	252	26,105
Perspecta, Inc.†	816	21,314
PROS Holdings, Inc.†*	59	3,516
Qualys, Inc.†*	171	12,922
Sabre Corp.†	495	11,086
salesforce.com, Inc.†*	158	23,454
Science Applications International Corp.†	30	2,620
Symantec Corp.†	1,256	29,679
Trade Desk, Inc. (The), Class A*	23	4,314
VeriSign, Inc.†*	117	22,070
Visa, Inc., Class A†	54	9,289
Western Union Co. (The)†	757	17,540
WEX, Inc.†*	100	20,207

		608,656

Technology Hardware & Equipment — 1.8%
Arrow Electronics, Inc.†*	98	7,309
Avnet, Inc.†	176	7,829
CDW Corp.†	188	23,169
Cisco Systems, Inc.†	643	31,771
Cognex Corp.†	66	3,243
EchoStar Corp., Class A†*	101	4,002
Hewlett Packard Enterprise Co.†	2,923	44,342
HP, Inc.†	905	17,123

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Jabil, Inc.†	548	$19,602
Keysight Technologies, Inc.†*	494	48,041
Lumentum Holdings, Inc.†*	357	19,121
Motorola Solutions, Inc.†	42	7,157
NCR Corp.†*	484	15,275
Rogers Corp.†*	2	273
SYNNEX Corp.†	25	2,822
Tech Data Corp.†*	182	18,972
Xerox Holdings Corp.†	1,108	33,140
Zebra Technologies Corp., Class A†*	242	49,942

		353,133

Telecommunication Services — 0.1%
AT&T, Inc.†	632	23,915

Transportation — 1.2%
Alaska Air Group, Inc.†	132	8,568
Canadian National Railway Co. (Canada)†	85	7,638
Canadian Pacific Railway Ltd. (Canada)†	112	24,916
CH Robinson Worldwide, Inc.†	248	21,025
CSX Corp.†	509	35,258
Delta Air Lines, Inc.†	419	24,134
Expeditors International of Washington, Inc.†	8	594
Kansas City Southern†	25	3,325
Landstar System, Inc.†	272	30,622
Old Dominion Freight Line, Inc.†	12	2,040
Union Pacific Corp.†	155	25,107
United Airlines Holdings, Inc.†*	266	23,517
XPO Logistics, Inc.†*	476	34,067

		240,811

Utilities — 0.5%
American Water Works Co., Inc.†	129	16,026
Fortis, Inc. (Canada)†	335	14,181
Ormat Technologies, Inc.†	197	14,635
Public Service Enterprise Group, Inc.†	123	7,636
Sempra Energy†	59	8,709
Vistra Energy Corp.†	1,202	32,129

		93,316

TOTAL COMMON STOCKS (Cost $5,113,171)		5,496,503

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 61.7%
Gotham Neutral 500 Fund	613,153	$6,989,950
Gotham Neutral Fund*	476,499	4,931,764

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $11,778,730)		11,921,714

	Par Value
U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bill — 1.0%
United States Treasury Bill 2.37% 04/23/2020†(b)	$200,000	197,977

TOTAL U.S. TREASURY OBLIGATIONS (Cost $197,358)		197,977

TOTAL LONG POSITIONS - 91.2% (Cost $17,089,259)		17,616,194

	Number of Shares
SHORT POSITIONS — (28.4)%
COMMON STOCKS — (28.4)%
Automobiles & Components — (0.9)%
Aptiv PLC (Jersey)	(122)	(10,665)
Dana, Inc.	(156)	(2,253)
Ford Motor Co.	(2,507)	(22,964)
Fox Factory Holding Corp.*	(266)	(16,556)
Goodyear Tire & Rubber Co. (The)	(2,654)	(38,231)
Harley-Davidson, Inc.	(12)	(432)
Lear Corp.	(146)	(17,213)
Thor Industries, Inc.	(1,084)	(61,398)

		(169,712)

Capital Goods — (3.5)%
A.O. Smith Corp.	(191)	(9,113)
AECOM*	(39)	(1,465)
Allegion PLC (Ireland)	(31)	(3,213)
Axon Enterprise, Inc.*	(226)	(12,832)
Boeing Co. (The)	(115)	(43,754)
BWX Technologies, Inc.	(333)	(19,051)
Colfax Corp.*	(962)	(27,956)
EMCOR Group, Inc.	(133)	(11,454)
Emerson Electric Co.	(83)	(5,549)
EnerSys	(59)	(3,890)
Fastenal Co.	(719)	(23,490)
Flowserve Corp.	(213)	(9,949)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortune Brands Home & Security, Inc.	(431)	$(23,576)
Gates Industrial Corp. PLC (United Kingdom)*	(67)	(675)
Generac Holdings, Inc.*	(394)	(30,866)
General Dynamics Corp.	(136)	(24,851)
GrafTech International Ltd.	(248)	(3,174)
Huntington Ingalls Industries, Inc.	(171)	(36,216)
John Bean Technologies Corp.	(181)	(17,997)
Lennox International, Inc.	(183)	(44,464)
Middleby Corp. (The)*	(2)	(234)
Moog, Inc., Class A	(181)	(14,683)
MSC Industrial Direct Co., Inc., Class A	(8)	(580)
Nordson Corp.	(128)	(18,721)
nVent Electric PLC (Ireland)	(50)	(1,102)
Parker-Hannifin Corp.	(25)	(4,515)
Pentair PLC (Ireland)	(511)	(19,316)
Proto Labs, Inc.*	(114)	(11,639)
Quanta Services, Inc.	(1,007)	(38,065)
RBC Bearings, Inc.*	(22)	(3,650)
Rockwell Automation, Inc.	(106)	(17,469)
Simpson Manufacturing Co., Inc.	(78)	(5,411)
Snap-on, Inc.	(74)	(11,584)
Toro Co. (The)	(532)	(38,996)
United Rentals, Inc.*	(91)	(11,342)
United Technologies Corp.	(108)	(14,744)
Univar Solutions, Inc.*	(2,309)	(47,935)
WABCO Holdings, Inc.*	(107)	(14,311)
Watsco, Inc.	(150)	(25,377)
Xylem, Inc.	(292)	(23,249)

		(676,458)

Commercial & Professional Services — (0.5)%
ADT, Inc.	(612)	(3,837)
Advanced Disposal Services, Inc.*	(119)	(3,876)
Brink’s Co. (The)	(214)	(17,751)
Equifax, Inc.	(69)	(9,706)
Exponent, Inc.	(87)	(6,081)
MSA Safety, Inc.	(140)	(15,275)
Nielsen Holdings PLC (United Kingdom)	(95)	(2,019)
Rollins, Inc.	(974)	(33,184)
Waste Connections, Inc. (Canada)	(116)	(10,672)

		(102,401)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (1.5)%
Canada Goose Holdings, Inc. (Canada)*	(797)	$(35,044)
Capri Holdings Ltd. (British Virgin Islands)*	(1,152)	(38,200)
Columbia Sportswear Co.	(303)	(29,358)
Garmin Ltd. (Switzerland)	(231)	(19,563)
Gildan Activewear, Inc. (Canada)	(583)	(20,697)
Helen of Troy Ltd. (Bermuda)*	(8)	(1,261)
Levi Strauss & Co., Class A	(777)	(14,794)
Lululemon Athletica, Inc.*	(68)	(13,092)
Mohawk Industries, Inc.*	(234)	(29,032)
NIKE, Inc., Class B	(133)	(12,491)
PVH Corp.	(18)	(1,588)
Steven Madden Ltd.	(37)	(1,324)
Tapestry, Inc.	(1,151)	(29,984)
Whirlpool Corp.	(107)	(16,945)
Wolverine World Wide, Inc.	(1,052)	(29,730)

		(293,103)

Consumer Services — (0.8)%
Carnival Corp. (Panama)	(333)	(14,555)
Domino’s Pizza, Inc.	(3)	(734)
Graham Holdings Co., Class B	(22)	(14,596)
Hilton Grand Vacations, Inc.*	(240)	(7,680)
Hyatt Hotels Corp., Class A	(450)	(33,152)
Las Vegas Sands Corp.	(116)	(6,700)
Red Rock Resorts, Inc., Class A	(1,282)	(26,031)
Royal Caribbean Cruises Ltd. (Liberia)	(167)	(18,091)
Stars Group, Inc. (The) (Canada)*	(1,365)	(20,448)
Vail Resorts, Inc.	(15)	(3,413)
Wynn Resorts Ltd.	(109)	(11,851)

		(157,251)

Energy — (1.5)%
Antero Midstream Corp.	(468)	(3,463)
Cameco Corp. (Canada)	(2,055)	(19,523)
Canadian Natural Resources Ltd. (Canada)	(1,375)	(36,616)
Cheniere Energy, Inc.*	(111)	(7,000)
Chesapeake Energy Corp.*	(3,041)	(4,288)
Cimarex Energy Co.	(348)	(16,683)
Concho Resources, Inc.	(477)	(32,388)
Diamondback Energy, Inc.	(267)	(24,006)
Encana Corp. (Canada)	(179)	(823)
Equitrans Midstream Corp.	(1,958)	(28,489)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.	(261)	$(18,429)
Imperial Oil Ltd. (Canada)	(117)	(3,046)
Marathon Petroleum Corp.	(40)	(2,430)
Murphy Oil Corp.	(1,469)	(32,480)
ONEOK, Inc.	(169)	(12,454)
Phillips 66	(140)	(14,336)
Targa Resources Corp.	(726)	(29,163)
Valero Energy Corp.	(123)	(10,485)

		(296,102)

Food & Staples Retailing — (0.4)%
Casey’s General Stores, Inc.	(145)	(23,368)
Kroger Co. (The)	(468)	(12,065)
Performance Food Group Co.*	(996)	(45,826)

		(81,259)

Food, Beverage & Tobacco — (1.1)%
Archer-Daniels-Midland Co.	(500)	(20,535)
Brown-Forman Corp., Class B	(485)	(30,448)
Darling Ingredients, Inc.*	(940)	(17,982)
Flowers Foods, Inc.	(3)	(69)
Ingredion, Inc.	(117)	(9,564)
Kraft Heinz Co. (The)	(1,274)	(35,589)
Lamb Weston Holdings, Inc.	(180)	(13,090)
Molson Coors Brewing Co., Class B	(395)	(22,713)
Post Holdings, Inc.*	(148)	(15,664)
TreeHouse Foods, Inc.*	(287)	(15,914)
Tyson Foods, Inc., Class A	(265)	(22,827)

		(204,395)

Health Care Equipment & Services — (2.1)%
Align Technology, Inc.*	(37)	(6,694)
Baxter International, Inc.	(128)	(11,196)
Becton Dickinson and Co.	(73)	(18,466)
Boston Scientific Corp.*	(775)	(31,535)
Cantel Medical Corp.	(379)	(28,349)
Cooper Cos., Inc. (The)	(15)	(4,455)
DexCom, Inc.*	(68)	(10,148)
Encompass Health Corp.	(326)	(20,629)
Ensign Group, Inc. (The)	(254)	(12,047)
Glaukos Corp.*	(115)	(7,189)
Globus Medical, Inc., Class A*	(948)	(48,462)
Hologic, Inc.*	(34)	(1,717)
ICU Medical, Inc.*	(72)	(11,491)
Intuitive Surgical, Inc.*	(51)	(27,536)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Laboratory Corp. of America Holdings*	(84)	$(14,112)
Masimo Corp.*	(237)	(35,263)
Medidata Solutions, Inc.*	(592)	(54,168)
Medtronic PLC (Ireland)	(90)	(9,776)
Merit Medical Systems, Inc.*	(108)	(3,290)
Neogen Corp.*	(125)	(8,514)
Penumbra, Inc.*	(58)	(7,800)
Quest Diagnostics, Inc.	(17)	(1,820)
ResMed, Inc.	(1)	(135)
Varian Medical Systems, Inc.*	(82)	(9,765)
Wright Medical Group NV (Netherlands)*	(805)	(16,607)

		(401,164)

Household & Personal Products — (0.3)%
Energizer Holdings, Inc.	(1,133)	(49,376)

Materials — (2.6)%
Agnico Eagle Mines Ltd. (Canada)	(77)	(4,128)
Albemarle Corp.	(374)	(26,001)
Alcoa Corp.*	(915)	(18,364)
AptarGroup, Inc.	(164)	(19,426)
Balchem Corp.	(177)	(17,557)
Barrick Gold Corp. (Canada)	(702)	(12,166)
Celanese Corp.	(103)	(12,596)
Cleveland-Cliffs, Inc.	(1,056)	(7,624)
Dow, Inc.	(13)	(619)
Eagle Materials, Inc.	(57)	(5,131)
FMC Corp.	(108)	(9,469)
Freeport-McMoRan, Inc.	(3,668)	(35,103)
Huntsman Corp.	(184)	(4,280)
Ingevity Corp.*	(16)	(1,357)
International Flavors & Fragrances, Inc.	(321)	(39,384)
Kirkland Lake Gold Ltd. (Canada)	(410)	(18,368)
Louisiana-Pacific Corp.	(1,691)	(41,565)
LyondellBasell Industries NV, Class A (Netherlands)	(460)	(41,156)
Methanex Corp. (Canada)	(40)	(1,419)
Mosaic Co. (The)	(2,127)	(43,604)
Newmont Goldcorp Corp.	(1,608)	(60,975)
Olin Corp.	(943)	(17,653)
Pan American Silver Corp. (Canada)	(1,494)	(23,426)
PPG Industries, Inc.	(75)	(8,888)
Silgan Holdings, Inc.	(214)	(6,428)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sonoco Products Co.	(39)	$(2,270)
Teck Resources Ltd., Class B (Canada)	(191)	(3,100)
Westlake Chemical Corp.	(401)	(26,274)
Westrock Co.	(112)	(4,082)

		(512,413)

Media & Entertainment — (0.6)%
Cable One, Inc.	(8)	(10,038)
Cargurus, Inc.*	(124)	(3,838)
Madison Square Garden Co. (The), Class A*	(114)	(30,041)
World Wrestling Entertainment, Inc., Class A	(361)	(25,685)
Zillow Group, Inc., Class C*	(1,175)	(35,039)
Zynga, Inc., Class A*	(1,955)	(11,378)

		(116,019)

Pharmaceuticals, Biotechnology & Life Sciences — (2.2)%
Alkermes PLC (Ireland)*	(791)	(15,432)
Allogene Therapeutics, Inc.*	(11)	(300)
Arena Pharmaceuticals, Inc.*	(7)	(320)
BioMarin Pharmaceutical, Inc.*	(304)	(20,490)
Bio-Techne Corp.	(83)	(16,241)
Bluebird Bio, Inc.*	(252)	(23,139)
Blueprint Medicines Corp.*	(243)	(17,853)
Bruker Corp.	(659)	(28,950)
Catalent, Inc.*	(804)	(38,319)
Charles River Laboratories International, Inc.*	(43)	(5,692)
Cronos Group, Inc. (Canada)*	(2,319)	(20,987)
Elanco Animal Health, Inc.*	(588)	(15,635)
Emergent BioSolutions, Inc.*	(63)	(3,294)
Illumina, Inc.*	(93)	(28,292)
Mirati Therapeutics, Inc.*	(115)	(8,960)
Myriad Genetics, Inc.*	(445)	(12,740)
Nektar Therapeutics*	(1,621)	(29,527)
PerkinElmer, Inc.	(446)	(37,986)
Perrigo Co. PLC (Ireland)	(387)	(21,629)
PRA Health Sciences, Inc.*	(63)	(6,252)
QIAGEN NV (Netherlands)*	(503)	(16,584)
Sage Therapeutics, Inc.*	(60)	(8,417)
Sarepta Therapeutics, Inc.*	(390)	(29,375)
Spark Therapeutics, Inc.*	(132)	(12,801)
Ultragenyx Pharmaceutical, Inc.*	(219)	(9,369)

		(428,584)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (1.4)%
Advance Auto Parts, Inc.	(137)	$(22,660)
Amazon.com, Inc.*	(2)	(3,472)
American Eagle Outfitters, Inc.	(773)	(12,538)
CarMax, Inc.*	(190)	(16,720)
Dick’s Sporting Goods, Inc.	(955)	(38,974)
Dollar Tree, Inc.*	(176)	(20,092)
Etsy, Inc.*	(26)	(1,469)
Foot Locker, Inc.	(285)	(12,301)
Genuine Parts Co.	(365)	(36,350)
GrubHub, Inc.*	(658)	(36,986)
Macy’s, Inc.	(233)	(3,621)
O’Reilly Automotive, Inc.*	(12)	(4,782)
Wayfair, Inc., Class A*	(212)	(23,769)
Williams-Sonoma, Inc.	(538)	(36,573)

		(270,307)

Semiconductors & Semiconductor Equipment — (1.6)%
Advanced Micro Devices, Inc.*	(1,056)	(30,613)
KLA Corp.	(402)	(64,099)
Maxim Integrated Products, Inc.	(179)	(10,366)
MKS Instruments, Inc.	(778)	(71,794)
Monolithic Power Systems, Inc.	(336)	(52,292)
NVIDIA Corp.	(171)	(29,766)
ON Semiconductor Corp.*	(1,821)	(34,981)
Semtech Corp.*	(243)	(11,812)

		(305,723)

Software & Services — (2.9)%
ACI Worldwide, Inc.*	(832)	(26,062)
Altair Engineering, Inc., Class A*	(181)	(6,266)
Anaplan, Inc.*	(175)	(8,225)
Appfolio, Inc., Class A*	(306)	(29,113)
Black Knight, Inc.*	(27)	(1,649)
Blackbaud, Inc.	(12)	(1,084)
BlackBerry Ltd. (Canada)*	(3,273)	(17,183)
CDK Global, Inc.	(83)	(3,992)
CoreLogic, Inc.*	(260)	(12,030)
Cornerstone OnDemand, Inc.*	(179)	(9,813)
Coupa Software, Inc.*	(14)	(1,814)
Descartes Systems Group, Inc. (The) (Canada)*	(8)	(323)
Dropbox, Inc., Class A*	(1,481)	(29,872)
DXC Technology Co.	(876)	(25,842)
Envestnet, Inc.*	(573)	(32,489)
Everbridge, Inc.*	(3)	(185)
FireEye, Inc.*	(500)	(6,670)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Gartner, Inc.*	(47)	$(6,721)
Globant SA (Luxembourg)*	(266)	(24,360)
GoDaddy, Inc., Class A*	(73)	(4,817)
Guidewire Software, Inc.*	(232)	(24,448)
j2 Global, Inc.	(182)	(16,529)
LiveRamp Holdings, Inc.*	(52)	(2,234)
LogMeIn, Inc.	(238)	(16,889)
MongoDB, Inc.*	(5)	(602)
New Relic, Inc.*	(542)	(33,306)
Okta, Inc.*	(56)	(5,514)
Palo Alto Networks, Inc.*	(139)	(28,332)
Pluralsight, Inc., Class A*	(11)	(185)
PTC, Inc.*	(627)	(42,749)
Rapid7, Inc.*	(16)	(726)
ServiceNow, Inc.*	(19)	(4,823)
Smartsheet, Inc., Class A*	(547)	(19,708)
SolarWinds Corp.*	(78)	(1,439)
Splunk, Inc.*	(111)	(13,082)
Square, Inc., Class A*	(147)	(9,107)
Twilio, Inc., Class A*	(129)	(14,185)
Tyler Technologies, Inc.*	(65)	(17,063)
VMware, Inc., Class A	(31)	(4,652)
Workday, Inc., Class A*	(112)	(19,036)
Zendesk, Inc.*	(287)	(20,917)
Zscaler, Inc.*	(346)	(16,352)

		(560,388)

Technology Hardware & Equipment — (1.5)%
Amphenol Corp., Class A	(268)	(25,862)
Ciena Corp.*	(41)	(1,608)
Coherent, Inc.*	(214)	(32,896)
Corning, Inc.	(1,439)	(41,040)
F5 Networks, Inc.*	(20)	(2,808)
FLIR Systems, Inc.	(574)	(30,187)
IPG Photonics Corp.*	(266)	(36,070)
Itron, Inc.*	(17)	(1,257)
Littelfuse, Inc.	(147)	(26,065)
Novanta, Inc. (Canada)*	(245)	(20,021)
Seagate Technology PLC (Ireland)	(302)	(16,245)
Viavi Solutions, Inc.*	(1,083)	(15,167)
Western Digital Corp.	(716)	(42,702)

		(291,928)

Telecommunication Services — (0.3)%
Rogers Communications, Inc., Class B (Canada)	(465)	(22,659)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
United States Cellular Corp.*	(106)	$(3,983)
Vonage Holdings Corp.*	(1,005)	(11,356)
Zayo Group Holdings, Inc.*	(568)	(19,255)

		(57,253)

Transportation — (0.5)%
JB Hunt Transport Services, Inc.	(43)	(4,758)
Kirby Corp.*	(121)	(9,941)
Knight-Swift Transportation Holdings, Inc.	(579)	(21,018)
Ryder System, Inc.	(669)	(34,634)
Schneider National, Inc., Class B	(220)	(4,778)
SkyWest, Inc.	(58)	(3,329)
Spirit Airlines, Inc.*	(378)	(13,721)

		(92,179)

Utilities — (2.2)%
Algonquin Power & Utilities Corp. (Canada)	(588)	(8,056)
ALLETE, Inc.	(79)	(6,905)
Ameren Corp.	(377)	(30,179)
American Electric Power Co., Inc.	(55)	(5,153)
American States Water Co.	(18)	(1,617)
Aqua America, Inc.	(3)	(134)
Atmos Energy Corp.	(111)	(12,642)
Avangrid, Inc.	(327)	(17,086)
Avista Corp.	(167)	(8,089)
Black Hills Corp.	(321)	(24,630)
CenterPoint Energy, Inc.	(1,010)	(30,482)
DTE Energy Co.	(79)	(10,504)
El Paso Electric Co.	(25)	(1,677)
Eversource Energy	(354)	(30,256)
Exelon Corp.	(45)	(2,174)
FirstEnergy Corp.	(585)	(28,215)
IDACORP, Inc.	(56)	(6,310)
MDU Resources Group, Inc.	(359)	(10,120)
National Fuel Gas Co.	(474)	(22,240)
New Jersey Resources Corp.	(114)	(5,155)
NiSource, Inc.	(312)	(9,335)
NorthWestern Corp.	(225)	(16,886)
OGE Energy Corp.	(314)	(14,249)
ONE Gas, Inc.	(123)	(11,822)
PG&E Corp.*	(3,383)	(33,830)
PNM Resources, Inc.	(99)	(5,156)
Portland General Electric Co.	(36)	(2,029)
South Jersey Industries, Inc.	(10)	(329)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Concluded)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southern Co. (The)	(338)	$(20,878)
Southwest Gas Holdings, Inc.	(211)	(19,209)
Spire, Inc.	(242)	(21,112)
WEC Energy Group, Inc.	(92)	(8,749)

		(425,208)

TOTAL COMMON STOCK (Proceeds $5,579,973)		(5,491,223)

TOTAL SECURITES SOLD SHORT - (28.4)%		(5,491,223)

(Proceeds $5,579,973)

OTHER ASSETS IN EXCESS OF LIABILITIES - 37.2%		7,188,426

NET ASSETS - 100.0%		$19,313,397

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Discount Yield - Rate shown is at the time of purchase.
*	Non-income producing.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — 101.2%
Automobiles & Components — 1.2%
BorgWarner, Inc.	59	$2,164
Ford Motor Co.	1,120	10,259
Harley-Davidson, Inc.	44	1,583

		14,006

Banks — 4.5%
Bank of America Corp.	747	21,790
Citizens Financial Group, Inc.	131	4,633
Comerica, Inc.	47	3,102
Fifth Third Bancorp	206	5,640
JPMorgan Chase & Co.	43	5,061
M&T Bank Corp.	21	3,317
Regions Financial Corp.	137	2,167
SunTrust Banks, Inc.	53	3,646
SVB Financial Group*	15	3,134
Zions Bancorp NA	53	2,360

		54,850

Capital Goods — 10.3%
3M Co.	16	2,630
AMETEK, Inc.	6	551
Arconic, Inc.	131	3,406
Cummins, Inc.	45	7,320
Dover Corp.	42	4,182
Eaton Corp. PLC (Ireland)	121	10,061
Emerson Electric Co.	66	4,413
Fortune Brands Home & Security, Inc.	40	2,188
Honeywell International, Inc.	121	20,473
Illinois Tool Works, Inc.	89	13,928
Ingersoll-Rand PLC (Ireland)	69	8,501
Jacobs Engineering Group, Inc.	39	3,569
Johnson Controls International PLC (Ireland)	258	11,324
L3Harris Technologies, Inc.	16	3,338
Lockheed Martin Corp.	30	11,702
Masco Corp.	85	3,543
Parker-Hannifin Corp.	36	6,502
Rockwell Automation, Inc.	13	2,142
Snap-on, Inc.	16	2,505
United Rentals, Inc.*	22	2,742

		125,020

Commercial & Professional Services — 0.5%
Cintas Corp.	4	1,072
Republic Services, Inc.	20	1,731
Robert Half International, Inc.	34	1,892

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.	12	$1,380

		6,075

Consumer Durables & Apparel — 1.8%
Garmin Ltd. (Switzerland)	54	4,573
Hasbro, Inc.	9	1,068
Mohawk Industries, Inc.*	19	2,357
PVH Corp.	22	1,941
Ralph Lauren Corp.	22	2,100
VF Corp.	112	9,967

		22,006

Consumer Services — 1.6%
Carnival Corp. (Panama)	193	8,436
Hilton Worldwide Holdings, Inc.	15	1,397
Yum! Brands, Inc.	88	9,982

		19,815

Diversified Financials — 7.2%
Affiliated Managers Group, Inc.	16	1,334
American Express Co.	8	946
Ameriprise Financial, Inc.	40	5,884
Berkshire Hathaway, Inc., Class B*	31	6,449
BlackRock, Inc.	42	18,717
Discover Financial Services	93	7,541
Franklin Resources, Inc.	148	4,271
Intercontinental Exchange, Inc.	39	3,599
Invesco Ltd. (Bermuda)	117	1,982
Moody’s Corp.	40	8,193
MSCI, Inc.	16	3,484
Nasdaq, Inc.	47	4,669
S&P Global, Inc.	45	11,024
Synchrony Financial	37	1,261
T Rowe Price Group, Inc.	68	7,769

		87,123

Energy — 4.2%
Apache Corp.	13	333
ConocoPhillips	285	16,239
Devon Energy Corp.	146	3,513
Helmerich & Payne, Inc.	31	1,242
Hess Corp.	28	1,693
HollyFrontier Corp.	50	2,682
Kinder Morgan, Inc.	459	9,460
Marathon Petroleum Corp.	70	4,253
TechnipFMC PLC (United Kingdom)	126	3,042

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	98	$8,354

		50,811

Food & Staples Retailing — 2.1%
Sysco Corp.	144	11,434
Walgreens Boots Alliance, Inc.	258	14,270

		25,704

Food, Beverage & Tobacco — 3.8%
Conagra Brands, Inc.	80	2,454
General Mills, Inc.	139	7,662
Hershey Co. (The)	59	9,144
Kellogg Co.	54	3,475
Kraft Heinz Co. (The)	343	9,582
McCormick & Co., Inc., non-voting shares	18	2,813
Molson Coors Brewing Co., Class B	15	863
Mondelez International, Inc., Class A	108	5,975
PepsiCo, Inc.	29	3,976

		45,944

Health Care Equipment & Services — 4.7%
AmerisourceBergen Corp.	47	3,870
Anthem, Inc.	4	960
Cardinal Health, Inc.	85	4,011
Centene Corp.*	117	5,061
CVS Health Corp.	241	15,200
DaVita, Inc.*	47	2,682
Henry Schein, Inc.*	43	2,731
Humana, Inc.	32	8,181
Laboratory Corp. of America Holdings*	29	4,872
Quest Diagnostics, Inc.	39	4,174
UnitedHealth Group, Inc.	24	5,216

		56,958

Household & Personal Products — 0.8%
Colgate-Palmolive Co.	90	6,616
Kimberly-Clark Corp.	13	1,847
Procter & Gamble Co. (The)	12	1,493

		9,956

Insurance — 3.8%
Aflac, Inc.	69	3,610
Allstate Corp. (The)	33	3,586
Aon PLC (United Kingdom)	9	1,742
Arthur J Gallagher & Co.	53	4,747
Chubb Ltd. (Switzerland)	5	807

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Cincinnati Financial Corp.	32	$3,733
Globe Life, Inc.	7	670
Hartford Financial Services Group, Inc. (The)	71	4,303
Loews Corp.	17	875
Marsh & McLennan Cos., Inc.	141	14,107
Progressive Corp. (The)	66	5,098
Travelers Cos., Inc. (The)	17	2,528

		45,806

Materials — 5.4%
Avery Dennison Corp.	25	2,839
Ball Corp.	95	6,917
Dow, Inc.	208	9,911
DuPont de Nemours, Inc.	210	14,975
FMC Corp.	36	3,156
International Paper Co.	115	4,809
Linde PLC (Ireland)	84	16,272
Packaging Corp. of America	27	2,865
Sealed Air Corp.	43	1,785
Westrock Co.	73	2,661

		66,190

Media & Entertainment — 3.8%
Activision Blizzard, Inc.	52	2,752
CBS Corp., Class B, non-voting shares	105	4,239
Charter Communications, Inc., Class A*	15	6,182
Comcast Corp., Class A	209	9,422
DISH Network Corp., Class A*	129	4,395
Fox Corp., Class A	175	5,519
Omnicom Group, Inc.	63	4,933
Viacom, Inc., Class B	114	2,739
Walt Disney Co. (The)	44	5,734

		45,915

Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
AbbVie, Inc.	149	11,282
Alexion Pharmaceuticals, Inc.*	5	490
Biogen, Inc.*	54	12,572
Bristol-Myers Squibb Co.	296	15,010
Celgene Corp.*	192	19,066
Gilead Sciences, Inc.	129	8,176
Merck & Co., Inc.	67	5,640

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Perrigo Co. PLC (Ireland)	38	$2,124

		74,360

Real Estate — 2.3%
Alexandria Real Estate Equities, Inc., REIT	22	3,389
Apartment Investment & Management Co., Class A, REIT	6	313
AvalonBay Communities, Inc., REIT	13	2,799
Duke Realty Corp., REIT	101	3,431
Equity Residential, REIT	30	2,588
Extra Space Storage, Inc., REIT	13	1,519
Mid-America Apartment Communities, Inc., REIT	13	1,690
Prologis, Inc., REIT	86	7,329
UDR, Inc., REIT	75	3,636
Welltower, Inc., REIT	8	725

		27,419

Retailing — 8.5%
AutoZone, Inc.*	7	7,592
Best Buy Co., Inc.	76	5,243
Dollar General Corp.	73	11,603
eBay, Inc.	270	10,525
Home Depot, Inc. (The)	78	18,098
Kohl’s Corp.	47	2,334
L Brands, Inc.	4	78
LKQ Corp.*	89	2,799
Lowe’s Cos., Inc.	143	15,724
Ross Stores, Inc.	28	3,076
Target Corp.	144	15,395
TJX Cos., Inc. (The)	189	10,535
Tractor Supply Co.	12	1,085

		104,087

Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices, Inc.	24	2,682
Applied Materials, Inc.	271	13,523
Lam Research Corp.	45	10,400
Micron Technology, Inc.*	229	9,813
Qorvo, Inc.*	35	2,595
Xilinx, Inc.	69	6,617

		45,630

Software & Services — 9.3%
Accenture PLC, Class A (Ireland)	90	17,311

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Alliance Data Systems Corp.	15	$1,922
Automatic Data Processing, Inc.	55	8,878
Broadridge Financial Solutions, Inc.	33	4,106
DXC Technology Co.	74	2,183
FleetCor Technologies, Inc.*	24	6,883
International Business Machines Corp.	171	24,867
Intuit, Inc.	28	7,446
Leidos Holdings, Inc.	41	3,521
Oracle Corp.	332	18,270
Paychex, Inc.	101	8,360
PayPal Holdings, Inc.*	69	7,148
Western Union Co. (The)	125	2,896

		113,791

Technology Hardware & Equipment — 8.9%
Amphenol Corp., Class A	30	2,895
Apple, Inc.	136	30,460
CDW Corp.	40	4,930
Cisco Systems, Inc.	435	21,493
F5 Networks, Inc.*	17	2,387
Hewlett Packard Enterprise Co.	393	5,962
HP, Inc.	441	8,344
Juniper Networks, Inc.	97	2,401
Keysight Technologies, Inc.*	23	2,237
Motorola Solutions, Inc.	46	7,839
NetApp, Inc.	71	3,728
Seagate Technology PLC (Ireland)	81	4,357
TE Connectivity Ltd. (Switzerland)	96	8,945
Xerox Holdings Corp.	69	2,064

		108,042

Telecommunication Services — 2.1%
AT&T, Inc.	388	14,682
CenturyLink, Inc.	307	3,831
Verizon Communications, Inc.	122	7,364

		25,877

Transportation — 4.2%
Alaska Air Group, Inc.	35	2,272
CH Robinson Worldwide, Inc.	38	3,222
CSX Corp.	184	12,746
Delta Air Lines, Inc.	80	4,608
Expeditors International of Washington, Inc.	48	3,566
Norfolk Southern Corp.	55	9,881

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Concluded)

September 30, 2019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Southwest Airlines Co.	151	$8,156
Union Pacific Corp.	44	7,127

		51,578

Utilities — 0.4%
CMS Energy Corp.	35	2,238
NRG Energy, Inc.	75	2,970

		5,208

TOTAL COMMON STOCKS - 101.2% (Cost $1,092,265)		1,232,171

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(14,633)

NET ASSETS - 100.0%		$1,217,538

*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities

September 30, 2019

	Gotham Absolute 500 Fund		Gotham Absolute 500 Core Fund	Gotham Enhanced 500 Fund
Assets
Non-affiliated investments, at value[1,2,3]	$15,495,407		$2,854,463	$26,578,685
Swap, at value	300,120	(a)	—	779,243	(a)
Cash	392,726		865,191	632,252
Due from broker	—		—	851
Deposits with brokers for securities sold short	228,784		170,127	64,975
Receivables:
Investments sold	115,372		46,616	184,593
Capital shares sold	15,688		—	—
Dividends and interest	22,423		4,079	32,020
Investment adviser	—		6,122	—
Prepaid expenses and other assets	11,288		143	3,568

Total assets	16,581,808		3,946,741	28,276,187

Liabilities
Securities sold short, at value[4]	—		1,297,296	—
Due to broker	54,749		—	—
Payables:
Investments purchased	175,233		44,566	52,126
Dividends and fees on securities sold short	5,359		1,165	4,379
Capital shares redeemed	—		—	253,194
Investment adviser	2,947		—	21,454
Administration and accounting fees	7,663		6,421	7,986
Accrued expenses	36,067		35,474	37,373

Total liabilities	282,018		1,384,922	376,512

Net Assets	$16,299,790		$2,561,819	$27,899,675

Net Assets Consisted of:
Capital stock, $0.01 par value	$14,076		$2,272	$23,282
Paid-in capital	14,647,985		2,281,504	24,230,794
Total distributable earnings	1,637,729		278,043	3,645,599

Net Assets	$16,299,790		$2,561,819	$27,899,675

Institutional Class Shares:
Net assets	$16,299,790		$2,561,819	$27,899,675

Shares outstanding	1,407,635		227,198	2,328,214

Net asset value, offering and redemption price per share	$11.58		$11.28	$11.98

[1]Non-affiliated investments, at cost	$13,550,424		$2,635,820	$22,389,298
[2]Includes market value of securities on loan	$—		$15,181	$—
[3]Includes market value of securities designated as collateral for swaps	$5,917,532		$—	$10,521,715
[4]Proceeds received, securities sold short	$—		$1,280,323	$—

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

September 30, 2019

	Gotham Neutral 500 Fund	Gotham Hedged Plus Fund	Gotham Hedged Core Fund
Assets
Non-affiliated investments, at value[1,2]	$11,331,192	$4,484,803	$2,565,504
Cash	31,868	116,565	977,053
Deposits with brokers for securities sold short	6,963,937	1,059,744	71,184
Securities lending cash collateral	—	1,548	632
Receivables:
Investments sold	196,014	63,286	35,308
Dividends and interest	15,981	5,421	2,910
Investment adviser	7,623	8,842	3,418
Prepaid expenses and other assets	614	7,669	141

Total assets	18,547,229	5,747,878	3,656,150

Liabilities
Securities sold short, at value[3]	8,989,009	2,713,577	995,337
Payables:
Securities lending cash collateral	—	1,548	632
Investments purchased	173,897	59,538	34,638
Dividends and fees on securities sold short	5,820	2,633	835
Administration and accounting fees	6,950	7,174	7,151
Accrued expenses	35,945	35,560	35,370

Total liabilities	9,211,621	2,820,030	1,073,963

Net Assets	$9,335,608	$2,927,848	$2,582,187

Net Assets Consisted of:
Capital stock, $0.01 par value	$8,178	$2,589	$2,315
Paid-in capital	8,952,164	2,639,995	2,321,534
Total distributable earnings	375,266	285,264	258,338

Net Assets	$9,335,608	$2,927,848	$2,582,187

Institutional Class Shares:
Net assets	$9,335,608	$2,927,848	$2,582,187

Shares outstanding	817,774	258,934	231,477

Net asset value, offering and redemption price per share	$11.42	$11.31	$11.16

[1]Non-affiliated investments, at cost	$10,181,042	$4,121,421	$2,328,680
[2]Includes market value of securities on loan	$85,038	$1,507	$11,126
[3]Proceeds received, securities sold short	$8,843,492	$2,655,703	$975,433

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

September 30, 2019

	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund		Gotham Short Strategies Fund
Assets
Non-affiliated investments, at value[1,2,3]	$4,370,278	$56,432,911		$31,200,972
Swaps, at value	—	494,132	(a)	—
Cash	1,034	7,209,771		1,329,448
Due from broker	—	13,474		—
Deposits with brokers for securities sold short	81,065	195,078		—
Securities lending cash collateral	19,021	—		—
Receivables:
Investments sold	85,607	2,897,051		971,057
Capital shares sold	—	—		23,000
Dividends and interest	6,139	56,022		44,298
Investment adviser	2,044	—		—
Prepaid expenses and other assets	976	1,054		14,166

Total assets	4,566,164	67,299,493		33,582,941

Liabilities
Securities sold short, at value[4]	1,886,405	—		—
Swaps, at value	—	—		95,905	(a)
Due to broker	—	—		1,178
Payables:
Securities lending cash collateral	19,021	—		—
Investments purchased	84,505	7,851,249		1,355,308
Dividends and fees on securities sold short	1,126	5,764		—
Investment adviser	—	28,335		2,227
Administration and accounting fees	13,559	7,646		5,387
Accrued expenses	35,291	38,728		47,367

Total liabilities	2,039,907	7,931,722		1,507,372

Net Assets	$2,526,257	$59,367,771		$32,075,569

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,043	$44,966		$36,529
Paid-in capital	2,024,984	56,471,655		34,943,570
Total distributable earnings/(loss)	499,230	2,851,150		(2,904,530)

Net Assets	$2,526,257	$59,367,771		$32,075,569

Institutional Class Shares:
Net assets	$2,526,257	$59,367,771		$32,075,569

Shares outstanding	204,254	4,496,565		3,652,858

Net asset value, offering and redemption price per share	$12.37	$13.20		$8.78

[1]Non-affiliated investments, at cost	$4,014,093	$53,401,310		$30,773,471
[2]Includes market value of securities on loan	$166,960	$514,306		$—
[3]Includes market value of securities designated as collateral for swaps	$—	$22,584,975		$14,858,135
[4]Proceeds received, securities sold short	$2,037,755	$—		$—

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

September 30, 2019

	Gotham Master Neutral Fund	Gotham ESG Large Value Fund
Assets
Non-affiliated investments, at value[1]	$5,694,480	$1,232,171
Affiliated investments, at value[2]	11,921,714	—
Cash	1,627,300	12,324
Deposits with brokers for securities sold short	5,498,805	—
Receivables:
Investments sold	287,438	17,636
Dividends and interest	5,732	1,193
Investment adviser	94,051	—
Prepaid expenses and other assets	4,286	39

Total assets	25,133,806	1,263,363

Liabilities
Securities sold short, at value[3]	5,491,223	—
Payables:
Investments purchased	275,018	17,686
Dividends and fees on securities sold short	1,314	—
Investment adviser	—	232
Administration and accounting fees	13,474	3,031
Accrued expenses	39,380	24,876

Total liabilities	5,820,409	45,825

Net Assets	$19,313,397	$1,217,538

Net Assets Consisted of:
Capital stock, $0.01 par value	$19,002	$1,000
Paid-in capital	19,324,558	998,991
Total distributable earnings/(loss)	(30,163)	217,547

Net Assets	$19,313,397	$1,217,538

Institutional Class Shares:
Net assets	$19,313,397	$1,217,538

Shares outstanding	1,900,249	100,000

Net asset value, offering and redemption price per share	$10.16	$12.18

[1]Non-affiliated investments, at cost	$5,310,529	$1,092,265
[2]Affiliated investments, at cost	$11,778,730	$—
[3]Proceeds received, securities sold short	$5,579,973	$—

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations

For the Period/Year Ended September 30, 2019

	Gotham Absolute 500 Fund		Gotham Absolute 500 Core Fund	Gotham Enhanced 500 Fund
Investment Income
Dividend income	$488,954		$65,946	$1,210,674
Interest	—		2,663	2,617
Income from securities loaned (Note 5)	763		206	1,662

Total investment income	489,717		68,815	1,214,953

Expenses
Advisory fees (Note 2)	201,905		24,839	387,762
Administration and accounting fees (Note 2)	30,546		27,121	31,756
Dividends and fees on securities sold short (Note 1)	148,303		13,652	579,835
Fees on cash collateral (Note 5)	11,652		—	21,765
Transfer agent fees (Note 2)	4,737		3,229	2,790
Custodian fees (Note 2)	895		185	3,668
Trustees’ and officers’ fees (Note 2)	2,743		416	5,164
Printing and shareholder reporting fees	22,621		17,368	19,686
Registration and filing fees	55,602		2,124	47,319
Legal fees	2,234		16	4,779
Audit fees	28,938		28,915	28,974
Other expenses	2,457		1,677	2,550

Total expenses before waivers and/or reimbursements	512,633		119,542	1,136,048

Waivers and/or reimbursements (Note 2)	(128,784)		(77,326)	(103,601)

Net expenses after waivers and/or reimbursements	383,849		42,216	1,032,447

Net investment income	105,868		26,599	182,506

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	598,449		152,008	151,150
Net realized loss from securities sold short	(688,918)		(29,559)	(97,226)
Net realized loss on swaps	(35,252	)(a)	—	31,867 (a)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(138,792)		(72,523)	(1,740,312)
Net change in unrealized appreciation/(depreciation) on securities sold short	(244,912)		(36,700)	(535,413)
Net change in unrealized appreciation/(depreciation) on swaps	300,120	(a)	—	779,243 (a)

Net realized and unrealized gain/(loss) on investments	(209,305)		13,226	(1,410,691)

Net increase/(decrease) in net assets resulting from operations	$(103,437)		$39,825	$(1,228,185)

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Period/Year Ended September 30, 2019

	Gotham Neutral 500 Fund	Gotham Hedged Plus Fund	Gotham Hedged Core Fund
Investment Income
Dividend income	$265,867	$96,751	$55,321
Interest	3,599	2,451	1,961
Income from securities loaned (Note 5)	71	19	50

Total investment income	269,537	99,221	57,332

Expenses
Advisory fees (Note 2)	123,562	28,153	17,500
Administration and accounting fees (Note 2)	30,602	30,134	27,775
Dividends and fees on securities sold short (Note 1)	42,729	43,125	3,860
Transfer agent fees (Note 2)	5,009	1,327	2,979
Custodian fees (Note 2)	967	153	158
Trustees’ and officers’ fees (Note 2)	1,499	477	463
Printing and shareholder reporting fees	20,086	17,440	18,305
Registration and filing fees	1,386	45,707	892
Legal fees	851	4	51
Audit fees	29,906	28,930	28,930
Other expenses	1,417	773	257

Total expenses before waivers and/or reimbursements	258,014	196,223	101,170

Waivers and/or reimbursements (Note 2)	(87,928)	(120,723)	(76,059)

Net expenses after waivers and/or reimbursements	170,086	75,500	25,111

Net investment income	99,451	23,721	32,221

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	553,850	197,030	108,909
Net realized loss from securities sold short	(950,783)	(115,353)	(30,729)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	461,361	(80,540)	(56,780)
Net change in unrealized appreciation/(depreciation) on securities sold short	(241,033)	(82,309)	(32,327)

Net realized and unrealized loss on investments	(176,605)	(81,172)	(10,927)

Net increase/(decrease) in net assets resulting from operations	$(77,154)	$(57,451)	$21,294

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Period/Year Ended September 30, 2019

	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund		Gotham Short Strategies Fund
Investment Income
Dividend income	$84,164	$605,560		$337,208
Less: taxes withheld	(270)	—		(1,012)
Interest	291	1,129		12,105
Income from securities loaned (Note 5)	353	427		—

Total investment income	84,538	607,116		348,301

Expenses
Advisory fees (Note 2)	47,551	193,693		269,839
Administration and accounting fees (Note 2)	50,381	30,518		28,163
Dividends and fees on securities sold short (Note 1)	30,680	256,042		—
Transfer agent fees (Note 2)	1,327	5,744		23,672
Custodian fees (Note 2)	192	1,028		5,959
Trustees’ and officers’ fees (Note 2)	439	2,184		2,210
Printing and shareholder reporting fees	19,260	21,625		19,417
Registration and filing fees	1,541	1,145		50,473
Legal fees	171	4,648		4,292
Audit fees	30,029	28,931		30,250
Other expenses	488	1,276		5,991

Total expenses before waivers and/or reimbursements	182,059	546,834		440,266

Waivers and/or reimbursements (Note 2)	(100,262)	(86,981)		(170,427)

Net expenses after waivers and/or reimbursements	81,797	459,853		269,839

Net investment income	2,741	147,263		78,462

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	146,396	511,864		2,650,530
Net realized gain/(loss) from securities sold short	4,483	(840,078)		—
Net realized loss on swaps	—	(16,647	)(a)	(5,780,542	)(a)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(130,902)	1,238,004		443,667
Net change in unrealized appreciation/(depreciation) on securities sold short	97,089	(199,405)		—
Net change in unrealized appreciation/(depreciation) on swaps	—	494,132	(a)	32,646	(a)

Net realized and unrealized gain/(loss) on investments	117,066	1,187,870		(2,653,699)

Net increase/(decrease) in net assets resulting from operations	$119,807	$1,335,133		$(2,575,237)

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Period/Year Ended September 30, 2019

	Gotham Master Neutral Fund	Gotham ESG Large Value Fund*
Investment Income
Dividends from non-affiliated investments	$78,580	$19,314
Dividends from affiliated investments	5,653	—
Less: taxes withheld	(293)	—
Interest	13,708	129
Income from dividends and fees on securities sold short (Note 1)	45,055	—

Total investment income	142,703	19,443

Expenses
Advisory fees (Note 2)	47,250	6,521
Administration and accounting fees (Note 2)	82,957	8,239
Transfer agent fees (Note 2)	16,035	2,395
Custodian fees (Note 2)	12,218	46
Trustees’ and officers’ fees (Note 2)	1,637	167
Printing and shareholder reporting fees	19,525	16,974
Registration and filing fees	26,824	3,271
Legal fees	2,589	299
Audit fees	31,117	18,000
Other expenses	2,373	1,350

Total expenses before waivers and/or reimbursements	242,525	57,262

Waivers and/or reimbursements (Note 2)	(211,295)	(50,745)

Net expenses after waivers and/or reimbursements	31,230	6,517

Net investment income	111,473	12,926

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	413,312	64,706
Net realized loss from affiliated investments	(12,094)	—
Net realized loss from securities sold short	(1,074,681)	—
Capital gain distributions from affiliated investments	22,887	—
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	300,254	139,906
Net change in unrealized appreciation/(depreciation) on affiliated investments	17,198	—
Net change in unrealized appreciation/(depreciation) on securities sold short	135,118	—

Net realized and unrealized gain/(loss) on investments	(198,006)	204,612

Net increase/(decrease) in net assets resulting from operations	$(86,533)	$217,538

*	The Fund incepted on December 28, 2018.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute 500 Fund		Gotham Absolute 500 Core Fund
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment income	$105,868	$43,866	$26,599	$13,923
Net realized gain/(loss) from investments, securities sold short and swaps	(125,721)	1,082,231	122,449	227,358
Net change in unrealized appreciation/(depreciation) on investments, securities sold short and swaps	(83,584)	561,747	(109,223)	42,113

Net increase/(decrease) in net assets resulting from operations	(103,437)	1,687,844	39,825	283,394

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	(1,323,431)	(244,260)	(267,601)	(28,805)

Net decrease in net assets from dividends and distributions to shareholders	(1,323,431)	(244,260)	(267,601)	(28,805)

Increase in Net Assets from Capital Share Transactions (Note 4)	2,995,633	1,283,049	267,601	28,805

Total increase in net assets	1,568,765	2,726,633	39,825	283,394

Net assets
Beginning of year	14,731,025	12,004,392	2,521,994	2,238,600

End of year**	$16,299,790	$14,731,025	$2,561,819	$2,521,994

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and realized gains were $0 and $244,260, and $24,607 and $4,198 for Gotham Absolute 500 Fund and Gotham Absolute 500 Core Fund, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. As of September 30, 2018, net assets included accumulated net investment income of $41,750 and $5,478 for Gotham Absolute 500 Fund and Gotham Absolute 500 Core Fund, respectively.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Enhanced 500 Fund		Gotham Neutral 500 Fund
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment income	$182,506	$126,221	$99,451	$13,595
Net realized gain/(loss) from investments, securities sold short and swaps	85,791	3,245,792	(396,933)	(116,497)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short and swaps	(1,496,482)	2,294,992	220,328	498,052

Net increase/(decrease) in net assets resulting from operations	(1,228,185)	5,667,005	(77,154)	395,150

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	(4,179,248)	(1,604,038)	(116,253)	(22,632)

Net decrease in net assets from dividends and distributions to shareholders	(4,179,248)	(1,604,038)	(116,253)	(22,632)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	(130,052)	4,921,125	3,379,642	2,183,882

Total increase/(decrease) in net assets	(5,537,485)	8,984,092	3,186,235	2,556,400

Net assets
Beginning of year	33,437,160	24,453,068	6,149,373	3,592,973

End of year**	$27,899,675	$33,437,160	$9,335,608	$6,149,373

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and realized gains were $42,759 and $1,561,279, and $3,742 and $18,890 for Gotham Enhanced 500 Fund and Gotham Neutral 500 Fund, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. As of September 30, 2018, net assets included accumulated net investment income of $150,674 and $4,395 for Gotham Enhanced 500 Fund and Gotham Neutral 500 Fund, respectively.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Hedged Plus Fund		Gotham Hedged Core Fund
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment income	$23,721	$12,187	$32,221	$22,122
Net realized gain from investments and securities sold short	81,677	201,280	78,180	254,301
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(162,849)	132,471	(89,107)	17,338

Net increase/(decrease) in net assets resulting from operations	(57,451)	345,938	21,294	293,761

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	(284,968)	(52,197)	(299,822)	(36,684)

Net decrease in net assets from dividends and distributions to shareholders	(284,968)	(52,197)	(299,822)	(36,684)

Increase in Net Assets from Capital Share Transactions (Note 4)	604,833	52,197	299,822	36,684

Total increase in net assets	262,414	345,938	21,294	293,761

Net assets
Beginning of year	2,665,434	2,319,496	2,560,893	2,267,132

End of year**	$2,927,848	$2,665,434	$2,582,187	$2,560,893

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and realized gains were $18,183 and $34,014, and $35,113 and $1,571 for Gotham Hedged Plus Fund and Gotham Hedged Core Fund, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. As of September 30, 2018, net assets included accumulated net investment income of $13,994 and $13,626 for Gotham Hedged Plus Fund and Gotham Hedged Core Fund, respectively.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Defensive Long Fund		Gotham Defensive Long 500 Fund

	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$2,741	$(9,390)	$147,263	$68,098
Net realized gain/(loss) from investments, securities sold short and swaps	150,879	(11,934)	(344,861)	514,831
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short and swaps	(33,813)	253,864	1,532,731	1,013,167

Net increase in net assets resulting from operations	119,807	232,540	1,335,133	1,596,096

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	—	(46,367)	(877,426)	(54,690)
Return of capital	—	(1,486)	—	—

Net decrease in net assets from dividends and distributions to shareholders	—	(47,853)	(877,426)	(54,690)

Increase in Net Assets from Capital Share Transactions (Note 4)	—	47,853	47,878,679	1,550,377

Total increase in net assets	119,807	232,540	48,336,386	3,091,783

Net assets
Beginning of year	2,406,450	2,173,910	11,031,385	7,939,602

End of year**	$2,526,257	$2,406,450	$59,367,771	$11,031,385

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and realized gains were $10,050 and $36,317, and $54,690 and $0 for Gotham Defensive Long Fund and Gotham Defensive Long 500 Fund, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. As of September 30, 2018, net assets included accumulated net investment income/(loss) of $(6,313) and $60,536 for Gotham Defensive Long Fund and Gotham Defensive Long 500 Fund, respectively.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Short Strategies Fund		Gotham Master Neutral Fund
	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$78,462	$(24,062)	$111,473	$11,047
Net realized loss from investments, securities sold short and swaps	(3,130,012)	(11,154)	(650,576)	(52,661)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short and swaps	476,313	(352,920)	452,570	160,150

Net increase/(decrease) in net assets resulting from operations	(2,575,237)	(388,136)	(86,533)	118,536

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	(47,319)	(35,362)	(26,546)	(60,543)

Net decrease in net assets from dividends and distributions to shareholders	(47,319)	(35,362)	(26,546)	(60,543)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	33,106,684	(16,313,315)	15,505,486	(211,926)

Total increase/(decrease) in net assets	30,484,128	(16,736,813)	15,392,407	(153,933)

Net assets
Beginning of year	1,591,441	18,328,254	3,920,990	4,074,923

End of year**	$32,075,569	$1,591,441	$19,313,397	$3,920,990

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and realized gains were $35,362 and $0, and $10,039 and $50,504 for Gotham Short Strategies Fund and Gotham Master Neutral Fund, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. As of September 30, 2018, net assets included accumulated net investment income of $0 and $807 for Gotham Short Strategies Fund and Gotham Master Neutral Fund, respectively.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

Gotham ESG Large Value Fund
For the Period Ended September 30, 2019*
Net increase in net assets from operations:
Net investment income	$12,926
Net realized gain from investments	64,706
Net change in unrealized appreciation/(depreciation) on investments	139,906

Net increase in net assets resulting from operations	217,538

Increase in Net Assets from Capital Share Transactions (Note 4)	1,000,000

Total increase in net assets	1,217,538

Net assets
Beginning of period	—

End of period	$1,217,538

*	The Fund incepted on December 28, 2018.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow

	Gotham Absolute	Gotham Absolute	Gotham Enhanced
	500 Fund	500 Core Fund	500 Fund
	For the Year	For the Year	For the Year
	Ended	Ended	Ended
	September 30, 2019	September 30, 2019	September 30, 2019
Cash flows provided by (used in) operating activities:
Net increase/(decrease) in net assets resulting from operations	$(103,437)	$39,825	$(1,228,185)

Adjustments to reconcile net increase/(decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(55,293,857)	(7,087,880)	(124,863,619)
Proceeds from disposition of long-term portfolio investments	61,245,986	7,131,213	158,596,444
Purchases to cover securities sold short	(46,883,399)	(3,708,907)	(95,973,109)
Proceeds from securities sold short	33,794,531	3,658,460	66,560,171
Net payments received from (made to) counterparties for derivative contracts	(35,252)	—	31,867
Net realized gain/(loss) on investments, securities sold short and swaps	125,721	(122,449)	(85,791)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short and swaps	83,584	109,223	1,496,482
Return of capital received from real estate investment trusts	5,629	551	7,590
Increase in due from broker	—	—	(851)
Decrease in receivable for securities sold	409,749	16,783	1,321,857
Increase/(decrease) in dividend and interest receivable	3,651	(295)	44,158
Decrease in receivable from investment advisor	—	726	—
Decrease in prepaid expenses and other assets	34,193	1,870	24,304
Increase in due to broker	54,749	—	—
Decrease in payable for investments purchased	(389,526)	(16,288)	(1,858,368)
Decrease in use of cash collateral from securities lending	(802,058)	—	(2,566,989)
Increase/(decrease) in dividends and fees payable for securities sold short	(5,004)	62	(31,466)
Decrease in payable to investment advisor	(3,260)	—	(6,127)
Decrease in accrued expense payable	(8,362)	(5,469)	(14,385)

Net cash provided by (used in) operating activities	(7,766,362)	17,425	1,453,983

Cash flows from financing activities:
Proceeds from shares sold	2,806,294	—	2,482,862
Payment of shares redeemed	(1,149,780)	—	(6,538,766)

Net cash provided by (used in) financing activities	1,656,514	—	(4,055,904)

Net increase/(decrease) in cash	(6,109,848)	17,425	(2,601,921)
Cash and restricted cash*:
Reconciliation of restricted and unrestricted cash at the beginning of the year to the statements of assets and liabilities:
Cash	599,293	496,959	706,966
Restricted cash	6,132,065	520,934	2,592,182
Reconciliation of restricted and unrestricted cash at the end of the year to the statements of assets and liabilities:
Cash	$392,726	$865,191	$632,252

Restricted cash	$228,784	$170,127	$64,975

Supplemental disclosure of cash flow information:
Cash paid/(received) during the period for financing charges	$(63,382)	$(9,891)	$164,966

*	FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows (See Note 1).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow (Continued)

	Gotham Neutral	Gotham Hedged
	500 Fund	Plus Fund
	For the Year	For the Year
	Ended	Ended
	September 30, 2019	September 30, 2019
Cash flows provided by (used in) operating activities:
Net decrease in net assets resulting from operations	$(77,154)	$(57,451)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(33,511,381)	(10,705,843)
Proceeds from disposition of long-term portfolio investments	30,684,815	10,289,706
Purchases to cover securities sold short	(25,697,284)	(5,904,742)
Proceeds from securities sold short	27,550,441	6,079,463
Net realized gain/(loss) on investments and securities sold short	396,933	(81,677)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(220,328)	162,849
Return of capital received from real estate investment trusts	1,577	623
Increase/(decrease) in receivable for securities sold	(4,659)	9,163
Decrease in cash collateral for securities lending	—	355
Increase in dividend and interest receivable	(6,549)	(1,150)
Increase in receivable from investment advisor	(1,768)	(1,731)
Decrease in prepaid expenses and other assets	104	22,249
Increase/(decrease) in payable for investments purchased	5,355	(8,955)
Decrease in use of cash collateral from securities lending	—	(355)
Increase in dividends and fees payable for securities sold short	1,935	394
Decrease in accrued expense payable	(4,101)	(13,233)

Net cash provided by (used in) operating activities	(882,064)	(210,335)

Cash flows from financing activities:
Proceeds from shares sold	6,165,369	319,885
Payment of shares redeemed	(2,901,980)	(20)

Net cash provided by (used in) financing activities	3,263,389	319,865

Net increase in cash	2,381,325	109,530
Cash and restricted cash*:
Reconciliation of restricted and unrestricted cash at the beginning of the year to the statements of assets and liabilities:
Cash	538,426	396,732
Restricted cash	4,076,054	670,047
Reconciliation of restricted and unrestricted cash at the end of the year to the statements of assets and liabilities:
Cash	$31,868	$116,565

Restricted cash	$6,963,937	$1,059,744

Supplemental disclosure of cash flow information:
Cash received during the year for financing charges	$(116,443)	$(5,099)

*	FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows (See Note 1).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow (Concluded)

	Gotham Defensive	Gotham Defensive
	Long Fund	Long 500 Fund
	For the Year	For the Year
	Ended	Ended
	September 30, 2019	September 30, 2019
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$119,807	$1,335,133

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(8,716,887)	(150,056,484)
Proceeds from disposition of long-term portfolio investments	8,557,534	115,709,316
Purchases to cover securities sold short	(4,821,788)	(56,035,027)
Proceeds from securities sold short	5,003,242	45,613,910
Net payments received from (made to) counterparties for derivative contracts	—	(16,647)
Net realized gain/(loss) on investments, securities sold short and swaps	(150,879)	344,861
Net change in unrealized appreciation/(depreciation) on investments, securities sold short and swaps	33,813	(1,532,731)
Return of capital received from real estate investment trusts	—	8,080
Increase/(decrease) in receivable for securities sold	5,792	(2,381,265)
Increase in cash collateral for securities lending	(6,165)	—
Increase in due from broker	—	(13,474)
Increase in dividend and interest receivable	(888)	(27,108)
Decrease in receivable from investment advisor	5,433	—
Increase in prepaid expenses and other assets	(65)	(94)
Increase/(decrease) in payable for investments purchased	(9,118)	7,179,265
Increase in use of cash collateral from securities lending	6,165	—
Decrease in dividends and fees payable for securities sold short	(137)	(4,572)
Increase in payable to investment advisor	—	25,093
Decrease in accrued expense payable	(23,252)	(5,192)

Net cash provided by (used in) operating activities	2,607	(39,856,936)

Cash flows from financing activities:
Proceeds from shares sold	—	47,464,192
Payment of shares redeemed	—	(462,939)

Net cash provided by (used in) financing activities	—	47,001,253

Net increase in cash	2,607	7,144,317
Cash and restricted cash*:
Reconciliation of restricted and unrestricted cash at the beginning of the year to the statements of assets and liabilities:
Cash	25,350	217,794
Restricted cash	54,142	42,738
Reconciliation of restricted and unrestricted cash at the end of the year to the statements of assets and liabilities:
Cash	$1,034	$7,209,771

Restricted cash	$81,065	$195,078

Supplemental disclosure of cash flow information:
Cash paid during the year for financing charges	$13,817	$68,200

*	FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows (See Note 1).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Absolute 500 Fund
	Institutional Class Shares
	For the Year Ended September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period Ended September 30,		For the Period Ended April 30,
	2019	2018	2017	2016	2015*		2015**
Per Share Operating Performance
Net asset value, beginning of year/period	$12.84	$11.50	$10.21	$9.80	$10.47		$10.00

Net investment income/(loss)(1)	0.08	0.04	(0.02)	(0.02)	(0.03)		(0.09)
Net realized and unrealized gain/(loss) on investments	(0.20)	1.54	1.31	0.77	(0.64)		0.78

Total from investment operations	(0.12)	1.58	1.29	0.75	(0.67)		0.69

Dividends and distributions to shareholders from:
Net investment income	(0.04)	—	—	—	—		—
Net realized capital gains	(1.10)	(0.24)	—	(0.16)	—		(0.23)
Return of capital	—	—	—	(0.19)	—		—

Total dividends and distributions to shareholders	(1.14)	(0.24)	—	(0.35)	—		(0.23)

Redemption fees	—	—	—	0.01	—		0.01

Net asset value, end of year/period	$11.58	$12.84	$11.50	$10.21	$9.80		$10.47

Total investment return(2)	(0.82)%	13.91%	12.63%	7.88%	(6.40)%		6.98%

Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$16,300	$14,731	$12,004	$13,446	$15,801		$10,583
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	2.57%	2.76%	3.20%	3.80%	4.22	%(4)	4.13	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	3.43%	3.21%	3.78%	4.00%	4.75	%(4)	5.92	%(4)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.71%	0.34%	(0.20)%	(0.19)%	(0.69	)%(4)	(1.15	)%(4)
Portfolio turnover rate	263%	243%	204%	252%	126	%(6)	327	%(6)

*	The Fund changed its fiscal year end from April 30 to September 30.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on July 31, 2014.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 1.50%, 1.50%, 1.50%, 1.84%, 2.25% and 2.25% for the years ended September 30, 2019, 2018, 2017 and 2016, and the periods ended September 30, 2015, and April 30, 2015, respectively.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Absolute 500 Core Fund
	Institutional Class Shares
	For the Year Ended September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period Ended September 30,
	2019	2018	2017	2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$12.46	$11.19	$10.00	$10.00

Net investment income(1)	0.12	0.07	0.03	—
Net realized and unrealized gain/(loss) on investments	0.02	1.34	1.16	(0.00	)(2)

Total from investment operations	0.14	1.41	1.19	(0.00	)(2)

Dividends and distributions to shareholders from:
Net investment income	(0.03)	(0.12)	—	—
Net realized capital gains	(1.29)	(0.02)	—	—

Total dividends and distributions to shareholders	(1.32)	(0.14)	—	—

Redemption fees	—	—	—	—

Net asset value, end of year/period	$11.28	$12.46	$11.19	$10.00

Total investment return(3)	1.59%	12.72%	11.90%	0.00%

Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,562	$2,522	$2,239	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.70%	1.93%	2.15%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(5)	4.81%	4.30%	5.33%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	1.07%	0.58%	0.25%	—
Portfolio turnover rate	253%	239%	245%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.15%, 1.15% and 1.15% for the years ended September 30, 2019, 2018 and 2017, respectively.

(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced 500 Fund
	Institutional Class Shares
	For the Year Ended September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Year Ended September 30,		For the Period Ended September 30,
	2019	2018	2017	2016		2015*
Per Share Operating Performance
Net asset value, beginning of year/period	$13.98	$12.20	$10.22	$8.99		$10.00

Net investment income/(loss)(1)	0.08	0.06	0.02	0.03		(0.02)
Net realized and unrealized gain/(loss) on investments	(0.41)	2.50	1.99	1.26		(0.99)

Total from investment operations	(0.33)	2.56	2.01	1.29		(1.01)

Dividends and distributions to shareholders from:
Net investment income	(0.06)	(0.02)	(0.03)	(0.01)		—
Net realized capital gains	(1.61)	(0.76)	—	(0.05)		—

Total dividends and distributions to shareholders	(1.67)	(0.78)	(0.03)	(0.06)		—

Redemption fees	—	—	—	0.00	(2)	—

Net asset value, end of year/period	$11.98	$13.98	$12.20	$10.22		$8.99

Total investment return(3)	(1.83)%	21.68%	19.73%	14.43	%(4)	(10.10)%

Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$27,900	$33,437	$24,453	$19,865		$6,067
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(5)	3.60%	3.61%	3.83%	4.09%		4.40	%(6)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)(7)	3.96%	3.79%	4.18%	4.69%		5.54	%(6)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.64%	0.43%	0.17%	0.29%		(0.24	)%(6)
Portfolio turnover rate	244%	216%	193%	219%		355	%(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 31, 2014.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

The performance data includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.50%, 1.50%, 1.50%, 1.77% and 2.25% for the years ended September 30, 2019, 2018, 2017 and 2016 and the period ended September 30, 2015, respectively.

(6)	Annualized.
(7)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Neutral 500 Fund Institutional Class Shares
	For the	For the	For the
	Year	Year	Year
	Ended	Ended	Ended
	September 30,	September 30,	September 30,
	2019	2018	2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.69	$10.77	$10.00

Net investment income/(loss)(1)	0.12	0.03	(0.07)
Net realized and unrealized gain/(loss) on investments	(0.18)	0.95	0.84

Total from investment operations	(0.06)	0.98	0.77

Dividends and distributions to shareholders from:
Net investment income	(0.04)	(0.01)	—
Net realized capital gains	(0.17)	(0.05)	—

Total dividends and distributions to shareholders	(0.21)	(0.06)	—

Redemption fees	—	—	—

Net asset value, end of year/period	$11.42	$11.69	$10.77

Total investment return(2)	(0.56)%	9.09%	7.70%

Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$9,336	$6,149	$3,593
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	1.86%	2.43%	3.24%
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(4)	2.82%	3.45%	6.02%
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	1.09%	0.26%	(0.64)%
Portfolio turnover rate	273%	269%	202%

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.39%, 1.50% and 1.50% for the years ended September 30, 2019, 2018 and 2017, respectively.

(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Hedged Plus Fund
	Institutional Class Shares
	For the	For the	For the	For the
	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,
	2019	2018	2017	2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$12.87	$11.43	$10.08	$10.00

Net investment income(1)	0.10	0.06	0.01	0.00	(2)
Net realized and unrealized gain/(loss) on investments	(0.44)	1.64	1.49	0.08

Total from investment operations	(0.34)	1.70	1.50	0.08

Dividends and distributions to shareholders from:
Net investment income	(0.06)	(0.09)	(0.11)	—
Net realized capital gains	(1.16)	(0.17)	(0.04)	—

Total dividends and distributions to shareholders	(1.22)	(0.26)	(0.15)	—

Redemption fees	—	—	—	—

Net asset value, end of year/period	$11.31	$12.87	$11.43	$10.08

Total investment return(3)	(2.45)%	15.00%	15.01%	0.80%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,928	$2,665	$2,319	$2,015
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.68%	2.71%	3.10%	3.13	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	6.97%	5.57%	8.46%	8.17	%(5)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.84%	0.48%	0.09%	0.00	%(5)(7)
Portfolio turnover rate	239%	227%	183%	152	%(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.15%, 1.15%, 1.15% and 1.15% for the years ended September 30, 2019, 2018 and 2017 and the period ended September 30, 2016, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Amount is less than 0.005%.
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Hedged Core Fund
	Institutional Class Shares
	For the	For the	For the	For the
	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,
	2019	2018	2017	2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$12.61	$11.34	$10.00	$10.00

Net investment income(1)	0.14	0.11	0.07	—
Net realized and unrealized gain/(loss) on investments	(0.11)	1.35	1.27	(0.00	)(2)

Total from investment operations	0.03	1.46	1.34	(0.00	)(2)

Dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.18)	—	—
Net realized capital gains	(1.41)	(0.01)	—	—

Total dividends and distributions to shareholders	(1.48)	(0.19)	—	—

Redemption fees	—	—	—	—

Net asset value, end of year/period	$11.16	$12.61	$11.34	$10.00

Total investment return(3)	0.86%	12.93%	13.40%	0.00%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,582	$2,561	$2,267	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.00%	1.16%	1.40%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(5)	4.05%	3.85%	4.91%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	1.29%	0.91%	0.66%	—
Portfolio turnover rate	228%	221%	249%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 0.85%, 0.85% and 0.85% for the years ended September 30, 2019, 2018 and 2017, respectively.

(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Defensive Long Fund
	Institutional Class Shares
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.78	$10.87	$9.99	$10.00

Net investment income/(loss)(1)	0.01	(0.05)	(0.03)	—
Net realized and unrealized gain/(loss) on investments	0.58	1.20	0.91	(0.01)

Total from investment operations	0.59	1.15	0.88	(0.01)

Dividends and distributions to shareholders from:
Net investment income	—	(0.05)	—	—
Net realized capital gains	—	(0.18)	—	—
Return of capital	—	(0.01)	—	—

Total dividends and distributions to shareholders	—	(0.24)	—	—

Redemption fees	—	—	—	—

Net asset value, end of year/period	$12.37	$11.78	$10.87	$9.99

Total investment return(2)	5.01%	10.68%	8.70%	(0.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,526	$2,406	$2,174	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	3.44%	3.63%	3.62%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(4)	7.66%	8.03%	8.27%	—
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.12%	(0.41)%	(0.27)%	—
Portfolio turnover rate	204%	225%	263%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 2.15%, 2.15% and 2.15% for the years ended September 30, 2019, 2018 and 2017, respectively.

(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Defensive Long 500 Fund
	Institutional Class Shares
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$13.78	$11.71	$9.99	$10.00

Net investment income(1)	0.13	0.09	0.04	—
Net realized and unrealized gain/(loss) on investments	0.32	2.06	1.68	(0.01)

Total from investment operations	0.45	2.15	1.72	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.08)	—	—
Net realized capital gains	(0.96)	—	—	—

Total dividends and distributions to shareholders	(1.03)	(0.08)	—	—

Redemption fees	—	—	—	—

Net asset value, end of year/period	$13.20	$13.78	$11.71	$9.99

Total investment return(2)	3.71%	18.42%	17.10%	(0.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$59,368	$11,031	$7,940	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	3.21%	3.51%	3.80%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(4)	3.81%	4.08%	5.01%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	1.03%	0.73%	0.39%	—
Portfolio turnover rate	429%	220%	259%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.42%, 1.50% and 1.50% for the years ended September 30, 2019, 2018 and 2017, respectively.

(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Short Strategies Fund
	Institutional Class Shares
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Period Ended September 30, 2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$9.05	$10.07	$10.00

Net investment income/(loss)(1)	0.03	(0.03)	0.02
Net realized and unrealized gain/(loss) on investments	(0.09)	(0.97)	0.05

Total from investment operations	(0.06)	(1.00)	0.07

Dividends and distributions to shareholders from:
Net investment income	—	(0.02)	—
Net realized capital gains	(0.21)	—	—

Total dividends and distributions to shareholders	(0.21)	(0.02)	—

Redemption fees	— (2)	—	—

Net asset value, end of year/period	$8.78	$9.05	$10.07

Total investment return(3)	(0.81)%	(9.90)%	0.70%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$32,076	$1,591	$18,328
Ratio of expenses to average net assets with waivers and reimbursements, if any	1.35%	1.35%	1.35	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements, if any(5)	2.20%	2.49%	3.06	%(4)
Ratio of net investment income/(loss) to average net assets	0.39%	(0.30)%	1.19	%(4)
Portfolio turnover rate	616%	591%	165	%(6)(7)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on July 31, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been shown (See Note 2).
(6)	Portfolio turnover rate excludes securities received from processing a subscription due to a reorganization.
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Master Neutral Fund Institutional Class Shares
	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018	For the Period Ended September 30, 2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$10.21		$10.08	$10.00

Net investment income(1)	0.07		0.03	0.01
Net realized and unrealized gain/(loss) on investments	(0.06)		0.24	0.07

Total from investment operations	0.01		0.27	0.08

Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.02)	—
Net realized capital gains	—		(0.12)	—

Total dividends and distributions to shareholders	(0.06)		(0.14)	—

Redemption fees	—		—	—

Net asset value, end of year/period	$10.16		$10.21	$10.08

Total investment return(2)	0.13%		2.79%	0.80%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$19,313		$3,921	$4,075
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	0.20%		0.28%	0.31	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	1.53%		3.05%	4.60	%(4)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.71	%(6)	0.28%	0.35	%(4)
Portfolio turnover rate	166%		170%	97	%(7)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on April 28, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 0.20%, 0.26% and 0.31% for the years ended September 30, 2019, 2018 and the period ended September 30, 2017, respectively.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period. (See Note 1).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham ESG Large Value Fund Institutional Class Shares
	For the Period Ended September 30, 2019*
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income(1)	0.13
Net realized and unrealized gain on investments	2.05

Total from investment operations	2.18

Dividends and distributions to shareholders from:
Net investment income	—
Net realized capital gains	—

Total dividends and distributions to shareholders	—

Redemption fees	—

Net asset value, end of period	$12.18

Total investment return(2)	21.80%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$1,218
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.75	%(3)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)	6.59	%(3)
Ratio of net investment income to average net assets	1.49	%(3)
Portfolio turnover rate	169	%(5)

*	Institutional class commenced operations on December 31, 2018. Total return is calculated based on inception date of December 28, 2018, when initial seed capital was issued at $10.00 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Notes to Financial Statements

September 30, 2019

1. Organization and Significant Accounting Policies

The Gotham Absolute 500 Fund, the Gotham Absolute 500 Core Fund, the Gotham Enhanced 500 Fund, the Gotham Neutral 500 Fund, the Gotham Hedged Plus Fund, the Gotham Hedged Core Fund, the Gotham Defensive Long Fund, the Gotham Defensive Long 500 Fund, the Gotham Short Strategies Fund, the Gotham Master Neutral Fund and the Gotham ESG Large Value Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds offers one class of shares, Institutional Class. The Funds’ commencement of operations are as follows:

Gotham Absolute 500 Fund (“Absolute 500”)	July 31, 2014
Gotham Absolute 500 Core Fund (“Absolute 500 Core”)	September 30, 2016
Gotham Enhanced 500 Fund (“Enhanced 500”)	December 31, 2014
Gotham Neutral 500 Fund (“Neutral 500”)	October 1, 2016
Gotham Hedged Plus Fund (“Hedged Plus”)	March 31, 2016
Gotham Hedged Core Fund (“Hedged Core”)	September 30, 2016
Gotham Defensive Long Fund (“Defensive Long”)	September 30, 2016
Gotham Defensive Long 500 Fund (“Defensive Long 500”)	September 30, 2016
Gotham Short Strategies Fund (“Short Strategies”)	July 31, 2017
Gotham Master Neutral Fund (“Master Neutral”)	April 28, 2017
Gotham ESG Large Value Fund (“ESG Large Value”)	December 31, 2018

All the Funds, except for the ESG Large Value and Master Neutral, seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Master Neutral seeks to achieve its investment objective by primarily investing in other funds advised by Gotham, but also in long and short positions of U.S. equity securities. ESG Large Value seeks to achieve its investment objective by primarily investing in long positions of equity securities.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: common stock security with end of period value of $1 held by Defensive Long; total return swaps with end of period unrealized appreciation/(depreciation) of $300,120, $779,243, $494,132 and $(95,905) held by Absolute 500, Enhanced 500, Defensive Long 500 and Short Strategies, respectively; and a U.S. Treasury Obligation with the end of period value of $197,977 held by Master Neutral. These securities are considered Level 2 as of and for the year ended September 30, 2019.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended September 30, 2019, there were no transfers in or out of Level 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Cash — Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers — Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the statement of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Regulatory Reporting Updates and Accounting Pronouncements — In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of U.S. GAAP requirements or other SEC disclosure requirements. The amendments were effective for all Funds as of November 5, 2018. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of Assets and Liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of Changes in Net Assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of Changes in Net Assets” and certain tax adjustments that were reflected in the “Notes to Financial Statements.” All of these have been reflected in the Fund’s financial statements.

In August 2016, the Financial Accounting Standards Board (“FASB”) issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Funds.

Short Sales — All Funds except ESG Large Value may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales. Effective September 12, 2019, September 13, 2019 and September 16, 2019, Enhanced 500, Defensive Long 500 and Absolute 500, respectively, discontinued investing in short securities directly and may obtain short and long exposure through the use of swap agreements.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

As of September 30, 2019, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Absolute 500 Core	$1,297,296	$2,628,302	$170,127
Enhanced 500	—	—	64,975
Neutral 500	8,989,009	9,827,701	6,963,937
Hedged Plus	2,713,577	3,489,485	1,059,744
Hedged Core	995,337	2,323,947	71,184
Defensive Long	1,886,405	3,285,309	81,065
Defensive Long 500	—	—	195,078
Master Neutral	5,491,223	5,588,102	5,498,805

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. In those instances where rebate income is in excess of dividends on securities sold short and finance charges, the net amount is shown in the Investment Income section of the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the year ended September 30, 2019:

	Dividends on Securities Sold Short	Rebate (Income)/Fees
Absolute 500	$223,337	$(239,155)
Absolute 500 Core	23,543	(25,487)
Enhanced 500	436,634	(469,734)
Neutral 500	159,172	(179,584)
Hedged Plus	48,223	(52,161)
Hedged Core	18,251	(19,643)
Defensive Long	16,863	(33,496)
Defensive Long 500	187,842	(210,177)
Master Neutral	55,432	(100,487)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statement of Operations and are as follows for the year ended September 30, 2019:

	Short Sales (Deposits) Proceeds	Financing Charges
Absolute 500	$(232,024)	$164,121
Absolute 500 Core	1,109,994	15,596
Enhanced 500	(65,424)	612,935
Neutral 500	1,901,856	63,141
Hedged Plus	1,618,402	47,063
Hedged Core	912,524	5,252
Defensive Long	1,752,578	47,313
Defensive Long 500	(199,133)	278,377
Master Neutral	(98,255)	—

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the year ended September 30, 2019, only Absolute 500, Enhanced 500, Defensive Long 500 and Short Strategies held total return swaps.

For the period ended September 30, 2019, the average volume of total return swaps for each Fund were as follows:

Notional Amount
Absolute 500 (daily average since inception of total return swaps on September 6, 2019)	$(3,803,513)
Enhanced 500 (two month average since inception of total return swaps on August 28, 2019)	308,838
Defensive Long 500 (two month average since inception of total return swaps on August 29, 2019)	1,512,732
Short Strategies (quarterly average of total return swaps for the full fiscal year)	(26,251,373)

Counterparty Risk — During the year ended September 30, 2019, Absolute 500, Enhanced 500, Defensive Long 500 and Short Strategies were subject to counterparty risk. Certain of the derivatives entered into by the Funds may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of an investment in the Funds to decrease. In addition, to the extent the Funds deal with a

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Funds is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Funds to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Funds.

The Funds are subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Funds will not sustain a loss on a transaction as a result.

Liquidity Risk — During the year ended September 30, 2019, Absolute 500, Enhanced 500, Defensive Long 500 and Short Strategies were subject to liquidity risk. The Funds may be subject to liquidity risk primarily due to investments in derivatives. The Funds may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Funds may be unable to sell the asset or sell it at a reasonable price. In addition, the Funds may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Funds in order to raise cash to pay redemptions.

An investment in derivatives is also subject to the risk that the Funds may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Funds may be exposed to the risk of additional losses due to such delays.

Master Netting Agreement — During the year ended September 30, 2019, Absolute 500, Enhanced 500, Defensive Long 500 and Short Strategies were subject to a Master Netting agreement. In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Funds and the counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements — During the year ended September 30, 2019, Absolute 500, Enhanced 500, Defensive Long 500 and Short Strategies were subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Funds generally agree not to use non-cash collateral that they receive but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

derivative contracts. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged*	Net Amount**
Absolute 500	$300,120	$—	$300,120	$—	$(300,120)	$—
Enhanced 500	779,243	—	779,243	—	(779,243)	—
Defensive Long 500	494,132	—	494,132	—	(494,132)	—
Short Strategies	(95,905)	—	(95,905)	—	95,905	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral pledged may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

Absolute 500	1.35%
Absolute 500 Core	1.00%
Enhanced 500	1.35%
Neutral 500	1.35%
Hedged Plus	1.00%
Hedged Core	0.70%
Defensive Long	2.00%
Defensive Long 500	1.35%
Short Strategies	1.35%
Master Neutral(1)	0.30%
ESG Large Value(2)	0.75%

(1)

For Master Neutral (the “Fund”), effective February 1, 2019, Gotham has contractually agreed to waive its investment advisory fee at an annual rate in the amount of 0.30% for the period through January 31, 2020 (the “Advisory Fee Waiver”). Gotham is entitled to receive an investment advisory fee of 0.75% of the Fund’s average net assets excluding assets invested in other mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), effectively reducing the investment advisory fee from 0.75% to 0.45%. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund expects to invest 40% of its assets in securities directly; the Fund will pay an investment advisory fee on such directly invested assets, in effect during the period ended September 30, 2019.

(2)	The Fund incepted on December 28, 2018.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions and for Master Neutral, exclusive of management fees, if any), do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below,

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the period ended September 30, 2019.

		Termination Date
Absolute 500	1.50%	January 31, 2021
Absolute 500 Core	1.15%	January 31, 2021
Enhanced 500	1.50%	January 31, 2021
Neutral 500(1)	1.35%	January 31, 2021
Hedged Plus	1.15%	January 31, 2021
Hedged Core	0.85%	January 31, 2021
Defensive Long	2.15%	January 31, 2021
Defensive Long 500(2)	1.35%	January 31, 2021
Short Strategies	1.35%	January 31, 2021
Master Neutral(3)	0.00%	January 31, 2021
ESG Large Value(4)	0.75%	January 31, 2021

(1)	Prior to February 1, 2019, the Expense Limitation was 1.50%.
(2)	Prior to May 1, 2019, the Expense Limitation was 1.50%.
(3)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.
(4)	The Fund incepted on December 28, 2018.

For the period ended September 30, 2019, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Absolute 500	$201,905	$(128,784)	$73,121
Absolute 500 Core	24,839	(77,326)	(52,487)
Enhanced 500	387,762	(103,601)	284,161
Neutral 500	123,562	(87,928)	35,634
Hedged Plus	28,153	(120,723)	(92,570)
Hedged Core	17,500	(76,059)	(58,559)
Defensive Long	47,551	(100,262)	(52,711)
Defensive Long 500	193,693	(86,981)	106,712
Short Strategies	269,839	(170,427)	99,412
Master Neutral	47,250	(211,295)	(164,045)
ESG Large Value	6,521	(50,745)	(44,224)

For all funds, except for Short Strategies and Master Neutral, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. Short Strategies and Master Neutral (prior to October 1, 2018, Master Neutral was entitled to recoup any amounts reduced or reimbursed by the Adviser) are not entitled to recoup any amounts reduced or reimbursed by the Adviser. As of September 30, 2019, the amount of potential reimbursement from the Funds to the Adviser are as follows:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

	Expiration 09/30/2020	Expiration 09/30/2021	Expiration 09/30/2022
Absolute 500	$74,474	$58,359	$128,784
Absolute 500 Core	66,947	56,851	77,326
Enhanced 500	82,079	53,311	103,601
Neutral 500	69,432	53,846	87,928
Hedged Plus	117,002	71,946	120,723
Hedged Core	74,311	65,442	76,059
Defensive Long	97,415	101,867	100,262
Defensive Long 500	68,706	54,068	86,981
ESG Large Value	N/A	N/A	50,745

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statement of Operations.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the period ended September 30, 2019 was $8,352. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

Investment in Affiliated Funds

The following tables list each issuer owned by Master Neutral that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during the year ended September 30, 2019:

Master Neutral
	Value at	Purchase	Dividend	Sales	Net Realized	Change in Unrealized Appreciation/	Value at	Shares Held at
Name of Issuer	9/30/18	Cost	Income	Proceeds	Loss	(Depreciation)	9/30/19	9/30/19
Neutral 500	$1,478,482	$5,943,910	$5,653	$394,193	$(8,648)	$(29,601)	$6,989,950	613,153
Gotham Neutral Fund	944,722	4,225,239	—	281,550	(3,446)	46,799	4,931,764	476,499

3. Investment in Securities

For the year ended September 30, 2019 for all Funds, and from the inception date December 28, 2018 through September 30, 2019 for ESG Large Value, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Absolute 500	$54,626,139	$60,577,564
Absolute 500 Core	7,005,486	7,048,432
Enhanced 500	123,005,021	156,737,307
Neutral 500	33,248,217	30,420,750
Hedged Plus	10,592,628	10,175,979
Hedged Core	5,723,858	5,696,515
Defensive Long	8,619,863	8,459,762
Defensive Long 500	149,454,963	115,107,095
Short Strategies	145,149,800	118,565,253
Master Neutral	36,595,088	23,474,838
ESG Large Value	2,981,080	1,953,500

For the year ended September 30, 2019, Master Neutral had purchases and sales of U.S. Government securities in the amount of $200,000 and $200,000, respectively.

4. Capital Share Transactions

For the periods ended September 30, 2019 and September 30, 2018, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Period Ended September 30, 2019		For the Period Ended September 30, 2018
	Shares	Value	Shares	Value
Absolute 500:
Institutional Class Shares:
Sales	241,135	$2,821,982	290,375	$3,522,172
Reinvestments	115,989	1,323,431	20,254	244,260
Redemption Fees*	—	—	—	—
Redemptions	(96,519)	(1,149,780)	(207,884)	(2,483,383)

Net Increase	260,605	$2,995,633	102,745	$1,283,049

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

	For the Period Ended September 30, 2019		For the Period Ended September 30, 2018
	Shares	Value	Shares	Value
Absolute 500 Core:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	24,732	267,601	2,466	28,805
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	24,732	$267,601	2,466	$28,805

Enhanced 500:
Institutional Class Shares:
Sales	199,655	$2,482,660	554,379	$7,158,422
Reinvestments	363,729	4,179,248	124,633	1,565,388
Redemption Fees*	—	—	—	—
Redemptions	(627,490)	(6,791,960)	(291,427)	(3,802,685)

Net Increase (Decrease)	(64,106)	$(130,052)	387,585	$4,921,125

Neutral 500:
Institutional Class Shares:
Sales	540,420	$6,165,369	206,036	$2,337,498
Reinvestments	10,022	116,253	2,022	22,632
Redemption Fees*	—	—	—	—
Redemptions	(258,857)	(2,901,980)	(15,422)	(176,248)

Net Increase	291,585	$3,379,642	192,636	$2,183,882

Hedged Plus:
Institutional Class Shares:
Sales	26,091	$319,885	—	$—
Reinvestments	25,673	284,968	4,321	52,197
Redemption Fees*	—	—	—	—
Redemptions	(2)	(20)	—	—

Net Increase	51,762	$604,833	4,321	$52,197

Hedged Core:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	28,366	299,822	3,111	36,684
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	28,366	$299,822	3,111	$36,684

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

	For the Period Ended September 30, 2019		For the Period Ended September 30, 2018
	Shares	Value	Shares	Value
Defensive Long:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	—	—	4,254	47,853
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	—	$—	4,254	$47,853

Defensive Long 500:
Institutional Class Shares:
Sales	3,662,688	$47,464,192	137,195	$1,745,272
Reinvestments	70,194	877,426	4,344	54,690
Redemption Fees*	—	—	—	—
Redemptions	(36,724)	(462,939)	(18,865)	(249,585)

Net Increase	3,696,158	$47,878,679	122,674	$1,550,377

Short Strategies:
Institutional Class Shares:
Sales	3,598,015	$34,168,627	19,864	$197,027
Reinvestments	4,981	47,319	3,605	35,362
Redemption Fees*	—	1,287	—	—
Redemptions	(125,977)	(1,110,549)	(1,668,231)	(16,545,704)

Net Increase (Decrease)	3,477,019	$33,106,684	(1,644,762)	$(16,313,315)

Master Neutral:
Institutional Class Shares:
Sales	1,723,432	$17,593,505	24,390	$250,000
Reinvestments	2,600	26,546	3,762	38,074
Redemption Fees*	—	—	—	—
Redemptions	(209,699)	(2,114,565)	(48,403)	(500,000)

Net Increase (Decrease)	1,516,333	$15,505,486	(20,251)	$(211,926)

ESG Large Value:(1)
Institutional Class Shares:
Sales	100,000	$1,000,000	—	$—
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	100,000	$1,000,000	—	$—

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

(1)	The Fund incepted on December 28, 2018. The Fund commenced operations on December 31, 2019.

Significant Shareholders

As of September 30, 2019, the Funds below had shareholders that held 10% or more of the outstanding shares of the Fund. Transactions by these shareholders may have a material impact on the Fund.

Absolute 500
Affiliated Fund	42%
Non-affiliated Shareholders	29%
Absolute 500 Core
Non-affiliated Shareholders	100%
Enhanced 500
Affiliated Fund	19%
Affiliated Shareholders	40%
Non-affiliated Shareholders	32%
Neutral 500
Affiliated Fund	75%
Non-affiliated Shareholders	25%
Hedged Plus
Non-affiliated Shareholders	100%
Hedged Core
Non-affiliated Shareholders	100%
Defensive Long
Non-affiliated Shareholders	100%
Defensive Long 500
Affiliated Fund	17%
Non-Affiliated Shareholders	79%
Master Neutral
Non-affiliated Shareholders	16%
ESG Large Value
Affiliated Shareholders	100%

5. Securities Lending

All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Absolute 500 and Enhanced 500 pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the year ended September 30, 2019, the Funds listed below each had securities lending programs. Effective August 7, 2019, Absolute 500 and Enhanced 500 terminated the

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

securities lending program. The market value of securities on loan and cash collateral received as of September 30, 2019 and the income generated from the programs during the year ended September 30, 2019, with respect to such loans were as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Absolute 500	$—	$—	$—	$763
Absolute 500 Core	15,181	—	15,367	206
Enhanced 500	—	—	—	1,662
Neutral 500	85,038	—	86,098	71
Hedged Plus	1,507	1,548	—	19
Hedged Core	11,126	632	10,696	50
Defensive Long	166,960	19,021	151,065	353
Defensive Long 500	514,306	—	522,162	427

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of September 30, 2019:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash and Non-Cash Collateral Received*	Net Amount**
Absolute 500 Core	$15,181	$—	$15,181	$—	$(15,181)	$—
Neutral 500	85,038	—	85,038	—	(85,038)	—
Hedged Plus	1,507	—	1,507	—	(1,507)	—
Hedged Core	11,126	—	11,126	—	(11,126)	—
Defensive Long	166,960	—	166,960	—	(166,960)	—
Defensive Long 500	514,306	—	514,306	—	(514,306)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. Net assets were not affected by these adjustments. The following permanent differences as of September

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

30, 2019, were primarily attributed to non-deductible expenses, net operating loss, capitalized dividends on short sales, short term capital gain distributions from registered investment companies and net operating loss write-off were reclassified among the following accounts:

	Increase/(Decrease) Total Distributable Earnings	Increase/(Decrease) Additional Paid-In Capital
Neutral 500	$3,935	$(3,935)
Defensive Long	2,426	(2,426)
ESG Large Value	9	(9)

The tax character of distributions paid by the Funds during the year/period ended September 30, 2019 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Absolute 500	$41,750	$1,281,681	$—
Absolute 500 Core	5,478	262,123	—
Enhanced 500	150,674	4,028,574	—
Neutral 500	35,534	80,719	—
Hedged Plus	13,994	270,974	—
Hedged Core	13,625	286,197	—
Defensive Long 500	60,991	816,435	—
Short Strategies	47,319	—	—
Master Neutral	26,546	—	—

The tax character of distributions paid by the Funds during the year ended September 30, 2018 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Absolute 500	$—	$244,260	$—
Absolute 500 Core	28,805	—	—
Enhanced 500	42,759	1,561,279	—
Neutral 500	14,644	7,988	—
Hedged Plus	18,183	34,014	—
Hedged Core	36,682	—	—
Defensive Long	10,050	36,317	1,486
Defensive Long 500	54,690	—	—
Short Strategies	35,362	—	—
Master Neutral	60,544	—	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2019

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Absolute 500	$(219,313)	$121,401	$—	$2,050,178	$(390,985)	$(164,966)
Absolute 500 Core	—	27,980	127,328	122,735	—	—
Enhanced 500	(644,638)	373,978	1	4,472,209	(390,985)	(164,966)
Neutral 500	—	98,678	—	447,192	(170,604)	—
Hedged Plus	—	25,575	121,081	138,608	—	—
Hedged Core	—	33,081	97,483	127,774	—	—
Defensive Long	—	—	161,602	337,628	—	—
Defensive Long 500	—	171,645	508,399	2,171,106	—	—
Short Strategies	—	78,462	—	126,778	(3,109,770)	—
Master Neutral	(13,688)	101,619	—	495,534	(613,627)	—
ESG Large Value	—	84,595	16	132,936	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2019, were primarily attributed to wash sales on unsettled short sales, deferral of loss on unsettled trades, realized gain/loss on unsettled swaps, net dividend receivable and payable on unsettled swaps, wash sales, qualified late year losses deferred, capital loss carryforwards not yet utilized and deferred interest expense. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of September 30, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute 500	$13,745,349	$2,465,416	$(415,238)	$2,050,178
Absolute 500 Core	2,714,756	369,147	(246,412)	122,735
Enhanced 500	22,885,719	5,587,082	(1,114,873)	4,472,209
Neutral 500	10,738,483	1,960,419	(1,513,227)	447,192
Hedged Plus	4,288,321	648,920	(510,312)	138,608
Hedged Core	2,417,826	356,220	(228,446)	127,774
Defensive Long	4,184,000	836,966	(499,338)	337,628
Defensive Long 500	54,755,937	4,535,864	(2,364,758)	2,171,106
Short Strategies	30,978,289	2,714,197	(2,587,419)	126,778
Master Neutral	17,209,410	1,013,643	(518,109)	495,534
ESG Large Value	1,099,235	158,201	(25,265)	132,936

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2019. For the period ended September 30, 2019, the Funds deferred to October 1, 2019 the following losses:

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

September 30, 2019

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Absolute 500	$—	$1,385,697	$(1,071,160)
Enhanced 500	—	3,204,108	(2,813,123)
Neutral 500	—	460,840	(290,236)
Short Strategies	—	3,109,770	—
Master Neutral	—	674,636	(61,009)

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. For Short Strategies, the future use of available capital loss carryforwards may be subject to limitation under I.R.C. §382. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2019, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses Carryforwards
Absolute 500	$219,313
Enhanced 500	644,638
Master Neutral	13,688

For the year ended September 30, 2019, the following Fund utilized capital losses as follows:

Capital Losses Utilized
Short Strategies	$103,474
Master Neutral	29,067

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no material subsequent events requiring recognition or disclosure in the financial statements.

GOTHAM FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and Shareholders of each of the eleven funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (eleven of the funds constituting FundVantage Trust, referred to hereafter collectively as the “Funds”) as of September 30, 2019, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, and for the seven funds designated with an asterisk in the table below, the statements of cash flows for the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations, the changes in each of their net assets, and for the seven funds designated with an asterisk in the table below, the results of each of their cash flows for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Gotham Absolute 500 Fund*,

Gotham Absolute 500 Core Fund*, Gotham Enhanced 500 Fund*,

Gotham Neutral 500 Fund*,

Gotham Hedged Plus Fund*,

Gotham Defensive Long Fund*, and Gotham Defensive Long 500 Fund*

Statements of operations and cash flows for the year ended September 30, 2019 and the statement of changes in net assets for each of the two years in the period ended September 30, 2019
Gotham Hedged Core Fund, Gotham Short Strategies Fund and Gotham Master Neutral Fund	Statement of operations for the year ended September 30, 2019 and the statement of changes in net assets for each of the two years in the period ended September 30, 2019
Gotham ESG Large Value Fund	Statement of operations and changes in net assets for the period December 28, 2018 (inception) through September 30, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

GOTHAM FUNDS

Report of Independent Registered Public Accounting Firm (Concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 27, 2019

We have served as the auditor of one or more Gotham Asset Management LLC investment companies since 2011.

GOTHAM FUNDS

Shareholder Tax Information

(Unaudited)

Certain tax information regarding each Fund is required to be provided to shareholders based upon each Fund’s income and distributions for the taxable year ended September 30, 2019. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. During the fiscal year ended September 30, 2019, the following dividends and distributions were paid by each of the Funds:

	Ordinary Income	Long-Term Capital Gain
Absolute 500	$41,750	$1,281,681
Absolute 500 Core	5,478	262,123
Enhanced 500	150,674	4,028,574
Neutral 500	35,534	80,719
Hedged Plus	13,994	270,974
Hedged Core	13,625	286,197
Defensive Long 500	60,991	816,435
Short Strategies	47,319	—
Master Neutral	26,546	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Where appropriate, all designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended September 30, 2019 were designated as “qualified dividend income”, as defined in the Act, and are subject to reduced tax rates:

Absolute 500	100.00%
Absolute 500 Core	100.00%
Enhanced 500	100.00%
Neutral 500	100.00%
Hedged Plus	100.00%
Hedged Core	100.00%
Defensive Long 500	100.00%
Short Strategies	100.00%
Master Neutral	25.88%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for each Fund is as follows:

Absolute 500	100.00%
Absolute 500 Core	100.00%
Enhanced 500	100.00%
Neutral 500	100.00%
Hedged Plus	100.00%
Hedged Core	100.00%
Defensive Long 500	100.00%
Short Strategies	100.00%
Master Neutral	28.92%

GOTHAM FUNDS

Shareholder Tax Information (Concluded)

(Unaudited)

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

Neutral 500	0.89%
Master Neutral	9.68%

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

Neutral 500	100.00%
Short Strategies	100.00%

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2019. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns will be made in conjunction with Form 1099-DIV and will be mailed in January 2020.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by a Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT, which has replaced Form N-Q. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement

At a meeting held on June 24-25, 2019 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation for an additional one-year period of the advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Gotham Absolute 500 Fund, Gotham Absolute 500 Core Fund, Gotham Enhanced 500 Fund, Gotham Neutral 500 Fund, Gotham Hedged Plus Fund, Gotham Hedged Core Fund, Gotham Defensive Long Fund, Gotham Defensive Long 500 Fund, Gotham Short Strategies Fund and Gotham Master Neutral Fund (together, the “Gotham Funds”).

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Gotham Funds, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Gotham Funds, (iv) investment performance, (v) the capitalization and financial condition of Gotham, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Gotham Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Gotham’s ability to service the Gotham Funds, (x) compliance with the Gotham Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with the Adviser as provided at the Board meetings throughout the year covering matters such as the relative performance of the Gotham Funds; compliance with the investment objectives, policies, strategies and limitations for the Gotham Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Performance. The Trustees considered the investment performance for the Gotham Funds and Gotham. The Trustees reviewed historical performance charts which showed the performance of the Gotham Funds as compared to their respective benchmark indices and Lipper categories for the since inception, year-to-date one year, two year, three year, and five year periods ended March 31, 2019 as applicable. The Trustees considered the short term and long term performance of the Gotham Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

Gotham Absolute 500 Fund. The Trustees noted that the Gotham Absolute 500 Fund outperformed the Lipper Alternative Long/Short Equity Funds Index and the HFRX Equity Hedge Index for the one year, two year, three year and since inception periods ended March 31, 2019, and underperformed both indices for the year-to-date period ended March 31, 2019. The Trustees concluded that the performance of the Gotham Absolute 500 Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Absolute 500 Core Fund. The Trustees noted that the Gotham Absolute 500 Core Fund underperformed the HFRX Equity Hedge Index and Lipper Alternative Long/Short Equity Funds Index for the year-to-date period ended March 31, 2019 and outperformed the HFRX Equity Hedge Index and Lipper Alternative Long/Short Equity Funds Index for the one year, two year and

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

since inception periods ended March 31, 2019. The Trustees concluded that the performance of the Gotham Absolute 500 Core Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Enhanced 500 Fund. The Trustees noted that the Gotham Enhanced 500 Fund underperformed the S&P 500 Total Return Index for the year-to-date, one year, two year, three year, five year and since inception periods ended March 31, 2019 and outperformed the Lipper Alternative Long/Short Equity Funds Index for the year-to-date, one year, two year, three year, five year and since inception periods ended March 31, 2019. The Trustees concluded that the performance of the Gotham Enhanced 500 Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Neutral 500 Fund. The Trustees noted that the Gotham Neutral 500 Fund underperformed the ICE BofAML US 3-Month Treasury Bill Index for the year-to-date and one year periods ended March 31, 2019 and outperformed the ICE BofAML US 3-Month Treasury Bill Index for the two year and since inception periods ended March 31, 2019. The Trustees further noted that the Gotham Neutral 500 Fund outperformed the Lipper Alternative Equity Market Neutral Funds Index for the one year, two year and since inception periods ended March 31, 2019 and underperformed the Lipper Alternative Equity Market Neutral Funds Index for the year-to-date period ended March 31, 2019. The Trustees concluded that the performance of the Gotham Neutral 500 Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Hedged Plus Fund. The Trustees noted that the Gotham Hedged Plus Fund outperformed the Lipper Alternative Long/Short Equity Funds Index and HFRX Equity Hedge Index for the one year, two year, three year and since inception periods ended March 31, 2019 and underperformed the Lipper Alternative Long/Short Equity Funds Index and HFRX Equity Hedge Index for the year-to-date period ended March 31, 2019. The Trustees concluded that the performance of the Gotham Hedged Plus Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Hedged Core Fund. The Trustees noted that the Gotham Hedged Core Fund outperformed the Lipper Alternative Long/Short Equity Funds Index for the year-to-date, one year, two year and since inception periods ended March 31, 2019. They also noted that the Gotham Hedged Core Fund underperformed the HFRX Equity Hedge Index for the year-to-date period ended March 31, 2019 and outperformed the HFRX Equity Hedge Index for the one year, two year and since inception periods ended March 31, 2019. The Trustees concluded that the performance of the Gotham Hedged Core Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Defensive Long Fund. The Trustees noted that the Gotham Defensive Long Fund underperformed the S&P 500 Total Return Index for the year-to-date, one year, two year and since inception periods ended March 31, 2019, and outperformed the Lipper Alternative Long/Short Equity Funds Index for the one year, two year and since inception periods ended March 31, 2019. The Trustees concluded that the performance of the Gotham Defensive Long Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Defensive Long 500 Fund. The Trustees noted that the Gotham Defensive Long 500 Fund underperformed the S&P 500 Total Return Index for the year-to-date, one year, two year and since inception periods ended March 31, 2019 and outperformed the Lipper Alternative Long/Short Equity Funds Index for the year-to-date, one year, two year and since inception periods ended March 31, 2019. The Trustees concluded that the performance of the Gotham Defensive Long 500 Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Short Strategies Fund. The Trustees noted that that the Gotham Short Strategies Fund underperformed the Lipper Alternative Long/Short Equity Index for the year-to-date, one year, two year, three year, five year, ten year and since inception periods ended March 31, 2019. The Trustees concluded that the performance of the Gotham Short Strategies Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

Gotham Master Neutral Fund. The Trustees noted that the Gotham Master Neutral Fund underperformed the HFRX Equity Hedge Index for the year-to-date period ended March 31, 2019 and outperformed the HFRX Equity Hedge Index for the one year and since inception periods ended March 31, 2019. They further noted that that the Gotham Master Neutral Fund underperformed the Lipper Alternative Equity Market Neutral Funds Index for the year-to-date period ended March 31, 2019 and outperformed the Lipper Alternative Equity Market Neutral Funds Index for the one year and since inception periods ended March 31, 2019. The Trustees concluded that the performance of the Gotham Master Neutral Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Fees. The Trustees noted that the representatives of Gotham had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Funds and any other ancillary benefit resulting from the Gotham’s relationship with the Funds.

The Trustees also reviewed information regarding the fees Gotham charges to other clients and evaluated explanations provided by Gotham as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by Gotham are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Gotham.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Gotham Absolute 500 Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Absolute 500 Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets. The Trustees also discussed the limitations of the comparative expense information of the Gotham Absolute 500 Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Absolute 500 Core Fund With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Absolute 500 Core Fund’s Institutional Class shares were equal to and lower than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets, respectively. The Trustees also discussed the limitations of the comparative expense information of the Gotham Absolute 500 Core Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Enhanced 500 Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Enhanced 500 Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets. The Trustees also discussed the limitations of the comparative expense information of the Gotham Enhanced 500 Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Neutral 500 Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Neutral 500 Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets. The Trustees also discussed the limitations of the comparative expense information of the Gotham Neutral 500 Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Hedged Plus Fund. With respect to advisory fees and expenses, the gross advisory fee and the net total expense ratio for the Gotham Hedged Plus Fund’s Institutional Class shares were equal to and lower than the gross advisory fee and net total expense

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets. The Trustees also discussed the limitations of the comparative expense information of the Gotham Hedged Plus Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Hedged Core Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Hedged Core Fund’s Institutional Class shares were each lower than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets. The Trustees also discussed the limitations of the comparative expense information of the Gotham Hedged Core Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Defensive Long Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Defensive Long Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets. The Trustees also discussed the limitations of the comparative expense information of the Gotham Defensive Long Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Defensive Long 500 Fund With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Defensive Long 500 Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets. The Trustees also discussed the limitations of the comparative expense information of the Gotham Defensive Long 500 Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Short Strategies Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Short Strategy Fund’s Institutional Class shares were higher and substantially in line with the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets, respectively. The Trustees also discussed the limitations of the comparative expense information of the Gotham Short Strategies Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Master Neutral Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Gotham Master Neutral Fund’s Institutional Class shares were each lower than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s relevant expense universe, including funds with $250 million or less in assets. The Trustees discussed that the Gotham Master Neutral Fund is a “fund of funds,” and that there is no advisory fee in respect of assets invested in other funds advised by Gotham. The Trustees also discussed the limitations of the comparative expense information of the Gotham Master Neutral Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Nature and Quality of Services Provided by Adviser. The Trustees then considered the level and depth of knowledge of Gotham, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Gotham, the Board took into account its familiarity with Gotham’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports regarding Gotham’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Gotham Funds’ investments on the one hand, and the investments of other accounts, on the other.

GOTHAM FUNDS

Other Information (Concluded)

(Unaudited)

The Trustees reviewed the services provided to each Gotham Fund by Gotham and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Gotham Agreement, that the quality of the services appeared to be consistent with industry norms and that the Gotham Funds are likely to benefit from the continued receipt of those services. They also concluded that Gotham has sufficient personnel, with the appropriate education and experience, to serve the Gotham Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

Cost and Profitability. The Trustees then considered the costs of the services provided by Gotham, the compensation and benefits received by Gotham in providing services to the Gotham Funds, as well as Gotham’s profitability. The Trustees considered any direct or indirect revenues which would be received by Gotham. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Gotham Funds. Based on the information provided, the Trustees concluded that Gotham’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected continued growth of the Gotham Funds.

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Gotham Funds grow and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. The Board noted Gotham’s representation that none of the Funds have reached an asset size at which economies of scale would traditionally be considered to exist, and the Manager’s belief that breakpoints are not appropriate at this time, but that shareholders do benefit from the Fund’s contractual Expense Limitation Agreement. The Board further considered Gotham’s representation that the nature of the funds’ long-short investment strategies were such that future capacity in certain funds was constrained based on Gotham’s ability to implement the strategy above certain asset levels, and as such the Fund’s ability to achieve future economies of scale were limited relative to more traditional asset classes. Based on the foregoing information, the Board concluded that economies of scale did not yet exist for the Funds and that therefore it was not yet necessary to consider whether the fee structure of the funds provided an adequate mechanism for sharing the benefit of any such economies.

The Trustees determined to approve the Gotham Agreement for an additional one year period. In voting to approve the continuation of the Gotham Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Gotham. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Gotham Agreement would be in the best interests of the Gotham Funds and their shareholders. The Board, including a majority of the Independent Trustees, unanimously approved the Agreement for an additional one year period.

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at (877) 974-6852.

GOTHAM FUNDS

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Board” or the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (877) 974-6852.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee	Shall serve until death, resignation or removal. Trustee since 2007. Chairman from 2007 until September 30, 2019.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	44	Optimum Fund Trust (registered investment company with 6 portfolios; Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	44	Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

GOTHAM FUNDS

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee since 2016. Chairman since October 1, 2019.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	44

Brinker Capital Destinations Trust (registered investment company with 10 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	44

Copeland Trust (registered investment company with 3 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

GOTHAM FUNDS

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	44	Lincoln Variable Insurance Products Trust (registered investment company with 97 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax - U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

GABRIELLA MERCINCAVAGE Date of Birth: 6/68	Assistant Treasurer	Shall serve until death, resignation or removal. Officer since 2019.	Fund Administration Consultant since January 2019; Fund Accounting and Tax Compliance Accountant to financial services companies from November 2003 to July 2018.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.	President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps, LLC since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTIII-0919

TOBAM EMERGING MARKETS FUND

Annual Investment Adviser’s Report

September 30, 2019

(Unaudited)

Dear Shareholders,

Portfolio Performance

For the year ended September 30, 2019, the return of the TOBAM Emerging Markets Fund (“Fund”) was -6.47%, corresponding to an underperformance of 4.45% compared to the return of Morgan Stanley Capital International Emerging Markets Net Total Return Index (MSCI® EM TR) (benchmark). The Fund reduced the volatility of daily returns when compared to the benchmark by -4.87%.

* Net return

	Start of the period		End of the period
Date	09/30/2018		09/30/2019
Fund’s return	-6.47%	Benchmark’s return	-2.02%

* Volatility

	Start of the period		End of the period
Date	09/30/2018		09/30/2019
Fund’s volatility	13.86%	Benchmark’s volatility	14.57%

Performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call (844) 282-6161.

Despite a promising start, 2018 eventually proved to be a bad year for equities: the MSCI® EM TR index ended the year at -14.6%, with a peak to trough of 25%, from 1/26/18 to 10/29/18. Over 2018, equity volatility picked up due to political and economic uncertainty such as elections, trade policy, central banks tightening financial conditions and confused Brexit negotiations. This was highly evident in the Q4 2018 drawdown where the MSCI® EM TR Index was down -7.47% with a volatility of 19.7%.

On the contrary, the first three quarters of 2019 were marked by a strong rebound in equity markets with the S&P 500 and the Stoxx 600 returning +20.6% and +20.3% in local terms, respectively. Implied volatility ranged from 10-25% for the S&P 500, far below its peak of late 2018. Realized volatility, as measured from intraday returns, was in the 5-25% range, with the latter level occurring in August, where there was a large drawdown in equity markets. The third quarter saw a pause in the year to date rise of equity markets following concerns regarding US trade policy.

Long-term inflation expectations continued to be subdued, at 1.5% for the USA and 1.4% for the Eurozone, while spot inflation rates remained low in both zones (1.7% for US and 0.9% for the Eurozone). European and American central bankers loosened monetary policy further, with rates down to 2% in the US and the ECB restarting quantitative easing. Long-term rates continued to decrease, with the 10yr US T-Notes ending the third quarter at 1.7% while the entirety of the German yield curve became negative.

Over the year so far, all global assets have fared well and are in positive territory. Credit markets benefitted from yield scarcity as more than $14 trillion bonds traded in negative yield territory globally. Global Investment Grade

TOBAM EMERGING MARKETS FUND

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

corporates benefitted from long-term rates downtrend and posted their best 9 month return in 10 years (+11.6% in USD hedged) while Global High Yield returned +11.3% (USD hedged). Despite this supportive context, low quality credit kept disappointing with Global CCC underperforming the overall index with a meager 7.8% return (USD hedged) despite a substantial 12.8% yield to worst. There was a return of volatility in Q3 and credit benefitted from better carry than other fixed income products with very little impact from spreads tightening.

Management Policy of the Fund

TOBAM (the “Adviser” or “TOBAM”) seeks to enhance the Fund’s portfolio diversification in terms of various risk metrics by applying a systematic, quantitative investment approach designed to identify securities of emerging market issuers included in the MSCI® EM Index that have the lowest possible correlation to each other for inclusion in the Fund’s portfolio.

For the year ended September 30, 2019, the relative return of the Fund was -4.45%. Despite no change in holdings, the sector exposure of the benchmark changed due to the sector reclassification of securities (Baidu, Tencent, etc.) within the benchmark. As such, a portion of the benchmark’s bias was simply reclassified from Information Technology (“IT”) to Communication Services. Over the year, the MSCI® EM benchmark remained significantly biased toward Financials, Communication Services and IT. The underperformance over the period was due to the benchmark’s biases toward the IT and Financial sectors which were rewarded. An illustration of strength of these biases is the weight of these two sectors as of September 30, 2019, which was 39.8%.

Since commencement of operations on April 25, 2017, the Fund outperformed by+1.64% as a result of the benchmark’s biases.

Portfolio Changes

The strategy is rebalanced on a quarterly basis. For the year ended September 30, 2019, the portfolio turnover of the Fund has been 42%.

Dividend Distribution

The Fund will distribute a dividend for the 2019 fiscal year according to the following schedule:

Distribution	Record Date	Ex-Date	Payment Date

Ordinary income	December 11, 2019	December 12, 2019	December 13, 2019

2

TOBAM EMERGING MARKETS FUND

Annual Investment Adviser’s Report (Concluded)

September 30, 2019

(Unaudited)

Outlook

We don’t expect any major change in the management of the Fund in the coming months.

Sincerely,

TOBAM, Investment Adviser

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended September 30, 2019 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets. The specific securities identified and described do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

The above commentary is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security.

Portfolio composition is subject to change.The current and future portfolio holdings of the Fund are subject to investment risk. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

TOBAM’s quantitative investment process is supported by extensive proprietary computer code. TOBAM’s researchers, software developers, and IT teams follow a structured design, development, testing, change control, and review process during the development of its systems and the implementation within our investment process. These controls and their effectiveness are subject to regular internal reviews. However, despite these extensive controls it is possible that errors may occur in coding and within the investment process, as is the case with any complex software or data-driven model, and no guarantee or warranty can be provided that any quantitative investment model is completely free of errors. Any such errors could have a negative impact on investment results.

Investments in foreign markets entail special risks such as currency, political, economic and market risks. The risks of investing in emerging market countries are greater than the risks generally associated with foreign investments.

3

TOBAM EMERGING MARKETS FUND

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $500,000 (investment minimum) Investment in

TOBAM Emerging Markets Fund’s Class I vs.

Morgan Stanley Capital International (“MSCI®”) Emerging Markets Net Total Return Index (“MSCI® EM Net TR Index”)

Average Annual Total Returns for the Periods Ended September 30, 2019
	1 Year	Since Inception
Class I	-6.47%	4.07%*
MSCI® EM Net TR Index	-2.02%	3.43%**

*	The TOBAM Emerging Markets Fund (the “Fund”) Class I shares commenced operations on April 25, 2017.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 282-6161. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.44% and 1.10%, respectively, of the Fund’s average daily net assets for Class I shares. These ratios are stated in the current prospectus dated February 1, 2019, and may differ from the actual expenses incurred by the Fund for the period covered by this report. TOBAM (“TOBAM” or the “Adviser”) has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure

4

TOBAM EMERGING MARKETS FUND

Annual Report

Performance Data (Concluded)

September 30, 2019

(Unaudited)

that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses” (as defined in Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis): (a) from the commencement of operations through April 30, 2018, 0.85% with respect to Class I shares, of average daily net assets and (b) from May 1, 2018 through January 31, 2020, 1.10% with respect to Class I shares, of average daily net assets (the “Expense Limitation”), unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation. Total returns would be lower had such fees and/or expenses not been waived or reimbursed.

A 1.00% redemption fee applies to shares redeemed within 30 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the MSCI® EM Net TR Index. The MSCI® EM Net TR Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of emerging market countries in Africa, Asia, Europe, Latin America, and the Middle East. An index is unmanaged and it is not possible to invest in an index.

5

TOBAM EMERGING MARKETS FUND

Fund Expense Disclosure

September 30, 2019

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from April 1, 2019 through September 30, 2019 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

TOBAM EMERGING MARKETS FUND

Fund Expense Disclosure (Concluded)

September 30, 2019

(Unaudited)

	TOBAM Emerging Markets Fund

	Beginning Account Value	Ending Account Value	Expenses Paid
	April 1, 2019	September 30, 2019	During Period*
Class I
Actual	$1,000.00	$ 957.90	$5.40
Hypothetical (5% return before expenses)	1,000.00	1,019.55	5.57

*

Expenses are equal to the annualized expense ratio for the six-month period ended September 30, 2019 of 1.10% for Class I shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of (4.21)% for Class I shares.

7

TOBAM EMERGING MARKETS FUND

Portfolio Holdings Summary Table

September 30, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

	% of Net Assets	Value

Common Stocks:
Telecommunications	11.2%	$11,129,765
Pharmaceuticals	6.8	6,755,753
Retail	6.7	6,652,247
Food	6.3	6,256,940
Oil & Gas	5.1	5,102,902
Computers	4.3	4,258,241
Mining	3.9	3,905,513
Commercial Services	3.8	3,802,876
Apparel	3.4	3,388,783
Gas	3.2	3,180,834
Software	3.1	3,126,147
Banks	3.0	2,982,222
Healthcare-Services	2.3	2,295,250
Auto Manufacturers	2.1	2,080,821
Transportation	2.0	2,029,597
Internet	2.0	1,958,277
Home Furnishings	1.9	1,882,104
Insurance	1.9	1,876,394
Beverages	1.8	1,819,890
Engineering & Construction	1.7	1,729,529
Auto Parts & Equipment	1.7	1,716,743
Aerospace/Defense	1.6	1,625,747
Diversified Financial Services	1.4	1,353,484
Airlines	1.3	1,346,278
Chemicals	1.3	1,319,268
Energy-Alternate Sources	1.3	1,274,267
Healthcare-Products	1.2	1,225,891
Forest Products & Paper	1.1	1,114,454
Water	1.1	1,069,238

	% of Net Assets	Value

Common Stocks: (Continued)
Agriculture	1.0%	$1,055,382
Iron/Steel	1.0	997,840
Biotechnology	0.8	813,749
Electronics	0.8	793,102
Semiconductors	0.8	785,930
Cosmetics/Personal Care	0.7	665,578
Shipbuilding	0.6	648,972
Miscellaneous Manufacturing	0.6	610,182
Entertainment	0.5	495,884
Media	0.5	483,531
Investment Companies	0.5	453,883
Lodging	0.4	384,225
Household Products/Wares	0.4	374,279
Advertising	0.4	350,266
Leisure Time	0.2	154,757
Rights:
Banks	0.0	15,208
Preferred Stocks:
Oil & Gas	1.1	1,077,902
Auto Manufacturers	0.4	448,623
Chemicals	0.2	175,159
Other Assets in Excess of Liabilities	0.6	629,510

NET ASSETS	100.0%	$99,673,417

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

TOBAM EMERGING MARKETS FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value

COMMON STOCKS — 97.7%
Brazil — 9.1%
B2W Cia Digital*	50,100	$577,453
Banco do Brasil SA	76,900	843,967
BB Seguridade Participacoes SA	49,100	415,730
CCR SA	138,000	572,931
Cia de Saneamento Basico do Estado de Sao Paulo	23,100	274,646
Cielo SA	319,400	614,977
Embraer SA	204,500	884,947
Hypera SA	25,200	203,786
IRB Brasil Resseguros SA	76,200	687,551
Kroton Educacional SA	54,400	146,770
Localiza Rent a Car SA	51,500	563,470
Magazine Luiza SA	98,400	874,835
Petrobras Distribuidora SA	68,900	455,691
Petroleo Brasileiro SA	54,400	395,796
Raia Drogasil SA	17,700	408,362
Suzano SA	137,200	1,114,454

		9,035,366

China — 16.8%
ANTA Sports Products, Ltd.	174,000	1,438,317
Brilliance China Automotive Holdings, Ltd.	354,000	380,291
China Communications Services Corp., Ltd., Class H	216,000	122,456
China Mengniu Dairy Co., Ltd.	212,000	793,574
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	61,700	93,817
China Resources Beer Holdings Co., Ltd.	166,000	879,497

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
China Resources Gas Group, Ltd.	274,000	$1,355,891
Chongqing Zhifei Biological Products Co., Ltd., Class A	21,888	145,587
ENN Energy Holdings, Ltd.	121,900	1,261,582
GDS Holdings, Ltd., ADR*	7,200	288,576
GOME Retail Holdings, Ltd.*	1,857,000	168,185
Great Wall Motor Co., Ltd., Class H	317,000	212,419
Guangdong Investment, Ltd.	406,000	794,592
Hengan International Group Co., Ltd.	64,500	422,646
Iflytek Co., Ltd., Class A*	37,500	167,483
Jiangsu Hengrui Medicine Co., Ltd., Class A	120	1,357
LONGi Green Energy Technology Co., Ltd., Class A	62,400	229,307
Muyuan Foodstuff Co., Ltd., Class A	29,400	290,282
New Hope Liuhe Co., Ltd., Class A	70,500	169,792
Sanan Optoelectronics Co., Ltd., Class A	69,100	136,537
Semiconductor Manufacturing International Corp.*	348,500	435,835
Shandong Gold Mining Co., Ltd., Class A	40,320	190,498
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	780,000	803,245

The accompanying notes are an integral part of the financial statements.

9

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Shenzhen Kangtai Biological Products Co., Ltd., Class A	11,100	$115,493
Shenzhou International Group Holdings, Ltd.	95,700	1,248,435
Sihuan Pharmaceutical Holdings Group, Ltd.	529,000	80,276
TAL Education Group, ADR*	26,167	895,958
TCL Corp., Class A	227,700	113,637
Tingyi Cayman Islands Holding Corp.	716,000	1,007,997
Tongwei Co., Ltd., Class A	66,700	119,007
Walvax Biotechnology Co., Ltd., Class A	26,200	99,146
Want Want China Holdings, Ltd.	1,483,000	1,184,227
Wens Foodstuffs Group Co., Ltd., Class A	91,400	476,301
WuXi AppTec Co., Ltd., Class A	24,200	293,969
Yonyou Network Technology Co., Ltd., Class A	42,600	184,641
Zhejiang Longsheng Group Co., Ltd., Class A	53,400	105,225

		16,706,078

Colombia — 0.5%
Grupo de Inversiones Suramericana SA	47,677	450,739

Czech Republic — 0.2%
Komercni banka as	7,163	242,160

Greece — 2.5%
Alpha Bank AE*	451,159	843,137

	Number of Shares	Value

COMMON STOCKS — (Continued)
Greece — (Continued)
Hellenic Telecommunications Organization SA	25,337	$349,077
JUMBO SA	40,258	763,329
OPAP SA	48,205	495,884

		2,451,427

Hong Kong — 1.4%
Bosideng International Holdings Ltd.	352,000	149,902
China Ding Yi Feng Holdings, Ltd.	224,000	3,144
China First Capital Group, Ltd.*	568,000	165,789
Sino Biopharmaceutical, Ltd.	175,500	222,827
Sun Art Retail Group, Ltd.	876,000	888,515

		1,430,177

India — 18.6%
Aurobindo Pharma, Ltd.	83,587	695,398
Bajaj Finance, Ltd.	9,768	558,477
Bharat Petroleum Corp., Ltd.	125,048	831,919
Bharti Airtel, Ltd.	131,047	679,298
Bharti Infratel, Ltd.	127,936	464,813
Cipla, Ltd.	117,764	707,219
Container Corp Of India, Ltd.	40,610	346,849
Dr Reddy’s Laboratories, Ltd.	31,675	1,206,993
Eicher Motors Ltd.	848	212,873
Glenmark Pharmaceuticals, Ltd.	34,452	158,044
HCL Technologies, Ltd.	95,115	1,450,572
Hero MotoCorp Ltd.	4,051	154,757

The accompanying notes are an integral part of the financial statements.

10

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value

COMMON STOCKS — (Continued)
India — (Continued)
Hindustan Petroleum Corp., Ltd.	183,994	$786,009
Indiabulls Housing Finance, Ltd.	91,932	333,215
Indian Oil Corp., Ltd.	304,781	635,350
Infosys, Ltd.	114,411	1,295,213
InterGlobe Aviation, Ltd.	25,352	677,005
Lupin, Ltd.	63,428	640,556
Shriram Transport Finance Co., Ltd.	30,555	461,792
Sun Pharmaceutical Industries, Ltd.	220,669	1,214,461
Tata Consultancy Services, Ltd.	46,776	1,385,615
Tech Mahindra, Ltd.	131,184	1,323,451
United Spirits, Ltd.*	99,863	940,393
Vodafone Idea, Ltd.*	2,267,056	196,971
Wipro, Ltd.	95,661	324,166
Yes Bank, Ltd.	657,364	384,018
Zee Entertainment Enterprises, Ltd.	128,987	483,531

		18,548,958

Indonesia — 2.0%
Jasa Marga Persero Tbk PT	677,900	272,279
Perusahaan Gas Negara Tbk PT	3,807,600	563,361
Telekomunikasi Indonesia Persero Tbk PT	2,546,800	769,111
Unilever Indonesia Tbk PT	114,300	374,279

		1,979,030

Malaysia — 2.6%
AirAsia Group Bhd	504,800	212,099

	Number of Shares	Value

COMMON STOCKS — (Continued)
Malaysia — (Continued)
Axiata Group Bhd	695,485	$714,287
Maxis Bhd	575,000	768,890
Public Bank Bhd	60,200	288,608
Top Glove Corp. Bhd	573,900	610,182

		2,594,066

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	32,800	176,782

Peru — 1.0%
Cia de Minas Buenaventura SAA, ADR	67,599	1,026,153

Poland — 1.2%
Orange Polska SA*	241,557	332,828
Polski Koncern Naftowy ORLEN SA	33,232	818,038

		1,150,866

Russia — 1.6%
Alrosa PJSC	349,300	401,268
PhosAgro PJSC, GDR	43,215	551,866
Polyus PJSC	1,042	121,223
Severstal PJSC	35,260	507,263

		1,581,620

South Africa — 2.1%
AngloGold Ashanti, Ltd.	58,967	1,090,374
Gold Fields, Ltd.	196,966	982,180

		2,072,554

South Korea — 15.4%
AMOREPACIFIC Group	3,812	208,272
Celltrion Pharm, Inc.*	4,476	130,894
Celltrion, Inc.*	2,441	333,939
Cheil Worldwide, Inc.	16,894	350,266

The accompanying notes are an integral part of the financial statements.

11

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
CJ ENM Co., Ltd.	1,566	$221,681
Fila Korea, Ltd.	5,999	290,230
Hanmi Pharm Co., Ltd.	1,877	432,501
Hanmi Science Co., ltd.	4,082	135,033
Hanon Systems	69,582	697,818
HLB, Inc.*	12,872	648,972
Hyundai Engineering & Construction Co., Ltd.	9,095	351,297
Hyundai Glovis Co., Ltd.	6,639	864,786
Hyundai Marine & Fire Insurance Co., Ltd.	21,738	479,281
Hyundai Mobis Co., Ltd.	4,054	853,136
Kangwon Land, Inc.	15,553	384,225
Kia Motors Corp.	33,447	1,275,238
Korea Aerospace Industries, Ltd.	22,663	740,800
LG Household & Health Care, Ltd.	419	457,306
LG Uplus Corp.	40,495	461,420
Medy-Tox, Inc.*	1,397	420,159
NCSoft Corp.	3,171	1,380,824
Orion Corp.	7,757	637,339
Samsung Fire & Marine Insurance Co., Ltd.	1,577	293,832
Shinsegae, Inc.	1,325	290,315
SK Telecom Co., Ltd.	7,124	1,435,524
Woongjin Coway Co., Ltd.	17,541	1,242,531
Yuhan Corp.	1,822	347,736

		15,365,355

Taiwan — 8.9%
Asustek Computer, Inc.	58,000	385,981
AU Optronics Corp.	1,150,000	290,476
Eclat Textile Co., Ltd.	72,660	975,715

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
Far EasTone Telecommunications Co., Ltd.	600,000	$1,401,541
Feng TAY Enterprise Co., Ltd.	122,000	874,403
Inventec Corp.	690,000	475,956
Micro-Star International Co., Ltd.	95,000	276,181
Nien Made Enterprise Co., Ltd.	60,000	525,936
Phison Electronics Corp.	44,000	391,310
Powertech Technology, Inc.	76,000	213,558
President Chain Store Corp.	67,000	626,272
TaiMed Biologics, Inc.*	58,000	278,097
Taiwan High Speed Rail Corp.	719,000	817,962
Taiwan Mobile Co., Ltd.	317,000	1,144,386
Tatung Co., Ltd.*	413,000	226,445

		8,904,219

Thailand — 11.1%
Advanced Info Service PCL	202,500	1,457,773
Airports of Thailand PCL	289,900	708,835
Bangkok Dusit Medical Services PCL	1,709,600	1,352,540
Bangkok Expressway & Metro PCL	2,855,400	1,008,770
Berli Jucker PCL	452,900	781,346
Bumrungrad Hospital PCL	155,100	648,741
Charoen Pokphand Foods PCL	1,291,720	1,109,075
CP ALL PCL	309,900	822,534
Energy Absolute PCL	665,700	1,044,960

The accompanying notes are an integral part of the financial statements.

12

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value

COMMON STOCKS — (Continued)
Thailand — (Continued)
Indorama Ventures PCL	471,800	$501,098
PTT Global Chemical PCL	91,600	161,079
Thai Oil PCL	80,200	182,918
Thai Union Group PCL	794,600	433,901
TMB Bank PCL	3,966,900	203,550
True Corp. PCL	3,877,800	665,270

		11,082,390

Turkey — 2.5%
BIM Birlesik Magazalar AS	35,579	309,481
Eregli Demir ve Celik Fabrikalari TAS	405,097	490,577
TAV Havalimanlari Holding AS	65,808	274,662
Tupras Turkiye Petrol Rafinerileri AS	39,241	997,181
Turk Hava Yollari AO*	208,913	457,174

		2,529,075

TOTAL COMMON STOCKS (Cost $94,516,806)		97,327,015

RIGHTS — 0.0%
Thailand — 0.0%
TMB Bank PCL*	2,746,147	15,208

TOTAL RIGHTS (Cost $ — )		15,208

PREFERRED STOCKS — 1.7%
Brazil — 1.3%
Braskem SA, Class A(a)	22,400	175,159
Petroleo Brasileiro SA(a)	162,800	1,077,902

		1,253,061

	Number of Shares	Value

PREFERRED STOCKS — (Continued)
South Korea — 0.4%
Hyundai Motor Co.(a)	6,325	$448,623

TOTAL PREFERRED STOCKS (Cost $1,728,564)		1,701,684

TOTAL INVESTMENTS - 99.4% (Cost $96,245,370)		99,043,907
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		629,510

NET ASSETS - 100.0%		$99,673,417

*	Non-income producing.
(a)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.

ADR   American Depository Receipt

GDR  Global Depository Receipt

PCL   Public Company Limited

The accompanying notes are an integral part of the financial statements.

13

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

September 30, 2019

At September 30, 2019, the Fund held the following open positions in futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Depreciation(1)
MSCI® Emerging Markets Index	12/20/19	11	$563,255	$551,045	$(12,210)
					$(12,210)

(1)

Only variation margin receivable/payable at period end is reported within the Statement of Assets and Liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on future contracts.

The accompanying notes are an integral part of the financial statements.

14

TOBAM EMERGING MARKETS FUND

Statement of Assets and Liabilities

September 30, 2019

Assets
Investments, at value (Cost $96,245,370)	$99,043,907
Cash	386,558
Cash deposit with broker	99,449
Foreign currency (Cost $151,406)	150,813
Dividends receivable	91,268
Prepaid expenses and other assets	156,248

Total assets	99,928,243

Liabilities
Payable to Investment Adviser	165,270
Payable for audit fees	29,835
Payable for administration and accounting fees	16,678
Payable for custodian fees	16,202
Payable for legal fees	14,524
Payable for printing fees	6,289
Payable for transfer agent fees	5,855
Accrued expenses	173

Total liabilities	254,826

Net Assets	$99,673,417

Net Assets consisted of:
Capital stock, $0.01 par value	$97,279
Paid-in capital	100,709,801
Total distributable earnings/(loss)	(1,133,663)

Net Assets	$99,673,417

Class I:
Shares outstanding	9,727,943

Net asset value, offering and redemption price per share ($99,673,417 / 9,727,943 shares)	$10.25

The accompanying notes are an integral part of the financial statements.

15

TOBAM EMERGING MARKETS FUND

Statement of Operations

For the Year Ended September 30, 2019

Investment income
Dividends	$2,410,218
Less: foreign taxes withheld	(253,848)

Total investment income	2,156,370

Expenses
Advisory fees (Note 2)	669,548
Custodian fees (Note 2)	80,987
Administration and accounting fees (Note 2)	71,571
Legal fees	46,001
Trustees’ and officers’ fees (Note 2)	39,738
Audit fees	32,917
Registration and filing fees	26,572
Transfer agent fees (Note 2)	20,393
Printing and shareholder reporting fees	8,271
Other expenses	12,578

Total expenses before waivers and reimbursements	1,008,576

Less: waivers and reimbursements (Note 2)	(88,642)

Net expenses after waivers and reimbursements	919,934

Net investment income	1,236,436

Net realized and unrealized gain/(loss) from investments
Net realized loss from investments	(4,651,668)
Net realized loss from foreign currency transactions	(238,279)
Net realized gain on future contracts*	57,339
Net change in unrealized appreciation/(depreciation) on investments	(681,660)
Net change in unrealized appreciation/(depreciation) on foreign currency transactions	(3,898)
Net change in unrealized appreciation/(depreciation) on future contracts*	(12,210)

Net realized and unrealized loss on investments	(5,530,376)

Net decrease in net assets resulting from operations	$(4,293,940)

*	Primary risk exposure is equity index contracts.

The accompanying notes are an integral part of the financial statements.

16

TOBAM EMERGING MARKETS FUND

Statements of Changes in Net Assets

	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Increase/(decrease) in net assets from operations:
Net investment income	$1,236,436	$667,506
Net realized gain/(loss) from investments, futures contracts and foreign currency transactions	(4,832,608)	2,697,107
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and foreign currency transactions	(697,768)	(1,562,326)

Net increase/(decrease) in net assets resulting from operations	(4,293,940)	1,802,287

Less dividends and distributions to shareholders from:
Total distributable earnings*	(3,514,086)	(850,557)

Net decrease in net assets from dividends and distributions to shareholders	(3,514,086)	(850,557)

Increase in net assets derived from capital share transactions (Note 4)	57,659,751	850,255

Total increase in net assets	49,851,725	1,801,985

Net assets
Beginning of year	49,821,692	48,019,707

End of year**	$99,673,417	$49,821,692

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and net realized gains were $790,859 and $59,698, respectively.

**	Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. As of September 30, 2018, net assets included accumulated net investment income of $515,734.

The accompanying notes are an integral part of the financial statements.

17

TOBAM EMERGING MARKETS FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Period April 25, 2017* to September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$11.58	$11.35	$10.00

Net investment income(1)	0.15	0.16	0.15
Net realized and unrealized gain/(loss) on investments	(0.91)	0.27	1.20

Net increase/(decrease) in net assets resulting from operations	(0.76)	0.43	1.35

Dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.19)	—
Net realized gains	(0.45)	(0.01)	—

Total dividends and distributions to shareholders	(0.57)	(0.20)	—

Net asset value, end of period	$10.25	$11.58	$11.35

Total investment return(2)	(6.47)%	3.79%	13.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$99,673	$49,822	$48,020
Ratio of expenses to average net assets	1.10%	0.95%	0.85	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.20%	1.44%	1.66	%(3)
Ratio of net investment income to average net assets	1.48%	1.27%	3.29	%(3)
Portfolio turnover rate	42%	33%	14	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements

September 30, 2019

1. Organization and Significant Accounting Policies

The TOBAM Emerging Markets Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on April 25, 2017. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Class I Shares. As of September 30, 2019, Class A and Class C shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate

19

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2019

NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

20

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2019

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Assets	09/30/19	Price	Inputs	Inputs
Common Stocks:
Brazil	$9,035,366	$9,035,366	$—	$—
China	16,706,078	1,184,534	15,521,544	—
Colombia	450,739	450,739	—	—
Czech Republic	242,160	—	242,160	—
Greece	2,451,427	—	2,451,427	—
Hong Kong	1,430,177	—	1,430,177	—
India	18,548,958	2,410,189	16,138,769	—
Indonesia	1,979,030	—	1,979,030	—
Malaysia	2,594,066	—	2,594,066	—
Mexico	176,782	176,782	—	—
Peru	1,026,153	1,026,153	—	—
Poland	1,150,866	—	1,150,866	—
Russia	1,581,620	—	1,581,620	—
South Africa	2,072,554	—	2,072,554	—
South Korea	15,365,355	734,491	14,630,864	—
Taiwan	8,904,219	1,144,386	7,759,833	—
Thailand	11,082,390	—	11,082,390	—
Turkey	2,529,075	1,306,662	1,222,413	—
Rights:
Thailand	15,208	—	15,208	—
Preferred Stocks:
Brazil	1,253,061	1,253,061	—	—
South Korea	448,623	—	448,623	—

Total Assets	$99,043,907	$18,722,363	$80,321,544	$—

21

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2019

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Liabilities	09/30/19	Price	Inputs	Inputs
Derivatives:
Equity Contracts
Futures Contracts	$(12,210)	$(12,210)	$—	$—

Total Liabilities	$(12,210)	$(12,210)	$—	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended September 30, 2019, there were no transfers in or out of Level 3.

Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable

22

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2019

assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

During the reporting period, the Fund entered into futures contracts to gain exposure to various markets, as part of the Fund’s investment strategy.

For the year ended September 30, 2019, the TOBAM Emerging Markets Fund’s monthly average volume of futures was as follows:

Long Futures Notional Cost
$3,877,906

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends,

23

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2019

variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depository Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to

24

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2019

further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk — The Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

Recent Regulatory Reporting Updates and Accounting Pronouncements — Effective November 5, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendment requires collapsing the components of distributable earnings on the Statement of Assets and Liabilities and collapsing the distributions paid to shareholders on the Statements of Changes in Net Assets. The Fund has implemented these amendments and there was no significant impact on the financial statements and accompanying notes.

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (the “2018 ASU”) which adds, modifies and removes disclosure requirements related to certain aspects of fair value measurement. The 2018 ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. As of September 30, 2019, the Fund has fully adopted the provisions of the 2018 ASU, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

2. Transactions with Related Parties and Other Service Providers

TOBAM serves as investment adviser to the Fund. For its services, the Adviser is paid a monthly fee at the annual of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses” (as defined in Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and

25

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2019

brokerage commissions) do not exceed (on an annual basis): (a) from the commencement of operations through April 30, 2018, 0.85%, with respect to Class I shares, of average daily net assets and (b) from May 1, 2018 through January 31, 2020, 1.10%, with respect to Class I shares, of average daily net assets (the “Expense Limitation”), unless the Board of Trustees of the Trust approves its earlier termination. The Adviser may recoup, subject to approval by the Board of Trustees, any expenses or fees it has waived or reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of September 30, 2019, the amount of potential recovery was as follows:

Expiration

September 30, 2020	September 30, 2021	September 30, 2022	Total
$135,477	$254,667	$88,642	$478,786

For the year ended September 30, 2019, the Adviser earned advisory fees of $669,548 and waived fees of $88,642.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Transfer Agent have the ability to recover fees previously waived in prior periods, if the Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of September 30, 2019, the amount of potential recovery was $22,228. The ability to recover such amounts previously waived expires on April 25, 2020.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

26

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2019

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the year ended September 30, 2019 was $8,308. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

3. Investment in Securities

For the year ended September 30, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$89,190,789	$34,489,624

4. Capital Share Transactions

For the years ended September 30, 2019 and 2018, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Year Ended		For the Year Ended
	September 30, 2019		September 30, 2018

	Shares	Amount	Shares	Amount
Sales	5,074,137	$54,145,846	—	$—
Reinvestments	350,689	3,513,905	73,109	850,255

Net increase	5,424,826	$57,659,751	73,109	$850,255

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to

27

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2019

be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. Net investment income, net realized gains and net assets are not affected by these adjustments. For the year ended September 30, 2019, there were no reclassifications.

For the year ended September 30, 2019, the tax character of distributions paid by the Fund was $2,805,167 of ordinary income dividends and $708,919 of long-term capital gains distributions. For the year ended September 30, 2018, the tax character of distributions paid by the Fund was $850,557 of ordinary income dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2019, the components of distributable earnings/(loss) on a tax basis were as follows:

				Total
Capital Loss	Undistributed	Unrealized	Qualified Late-Year	Distributable
Carryforward	Ordinary Income	Appreciation	Losses	Earnings/(Loss)
$(40,835)	$961,943	$2,424,066	$(4,478,837)	$(1,133,663)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of September 30, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$96,616,714

Gross unrealized appreciation	$12,785,785
Gross unrealized depreciation	(10,358,592)

Net unrealized appreciation	$2,427,193

28

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Concluded)

September 30, 2019

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2019. As of September 30, 2019, the Fund had long-term capital loss deferrals of $1,776,301 and short-term capital loss deferrals of $2,702,536.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2019, the Fund had capital loss carryforward of $40,835, of which $24,501 are long-term losses and $16,334 are short-term losses and have an unlimited period of capital loss carryforward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

29

TOBAM EMERGING MARKETS FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and

Shareholders of TOBAM Emerging Markets Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of TOBAM Emerging Markets Fund (the “Fund”) (one of the series constituting FundVantage Trust (the “Trust”)), including the portfolio of investments, as of September 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period April 25, 2017 (commencement of operations) to September 30, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting FundVantage Trust) at September 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period April 25, 2017 (commencement of operations) to September 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more TOBAM investment companies since 2017.

Philadelphia, Pennsylvania

December 4, 2019

30

TOBAM EMERGING MARKETS FUND

Shareholder Tax Information

(Unaudited)

The Fund is required by Subchapter M of the Internal Revenue Code to advise its shareholders of the U.S. federal tax status of distributions received by the Fund’s shareholders in respect of such fiscal year. During the year ended September 30, 2019, the Fund paid $2,805,167 of ordinary income dividends and $708,919 of long-term capital gain distributions to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The Fund designates 25.70% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 0.08%.

The TOBAM Emerging Markets Fund paid foreign taxes and recognized foreign source income as follows:

Foreign Taxes Paid	Foreign Source Income
$137,225	$2,405,474

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2019. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2020.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

31

TOBAM EMERGING MARKETS FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 282-6161 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made on Form N-PORT, with every third month made available to the public by the Commission upon filing.

Board Consideration of Investment Advisory Agreement

At a meeting (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation for an additional one-year period of the advisory agreement between TOBAM (“TOBAM” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the TOBAM Emerging Markets Fund (the “Fund”).

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) the services performed for the Fund, (ii) the size and qualifications of TOBAM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of TOBAM, (vi) investment performance information, (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) the procedures for allocating investment opportunities between the Fund and other clients, (ix) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on TOBAM’s ability to service the Fund, and (xi) compliance with the Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements.

32

TOBAM EMERGING MARKETS FUND

Other Information

(Unaudited) (Continued)

Nature and Quality of Services. The Trustees considered the services provided by TOBAM to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered the many reports furnished to them during the year at regular Board meetings covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies, and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to pricing procedures as established by the Board. The Trustees considered TOBAM’s personnel and the depth of TOBAM’s personnel who possess the experience to provide investment management services to the Fund. Based on the information provided by TOBAM, the Trustees concluded that (i) the nature, extent and quality of the services provided by TOBAM are appropriate and consistent with the terms of the TOBAM Agreement, (ii) that the quality of those services has been consistent with industry norms, (iii) the Fund is likely to benefit from the continued provision of those services, (iv) TOBAM has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Fund and its shareholders is likely to continue under the TOBAM Agreement.

Performance. The Trustees considered the investment performance for the Fund and TOBAM. The Trustees reviewed historical performance information prepared by a third-party data aggregator, which showed the performance of the Fund as compared to the Lipper Emerging Markets Funds Index and the MSCI Emerging Markets ND Index, for the one year and since inception periods ended December 31, 2018. The Trustees noted that the Fund outperformed the Lipper Emerging Markets Funds Index for the one year and since inception periods ended December 31, 2018, underperformed the MSCI Emerging Markets ND Index for the one year period ended December 31, 2018, and outperformed the MSCI Emerging Markets ND Index for the since inception period ended December 31, 2018.

Fees and Expenses. The Trustees also considered information regarding TOBAM’s advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from TOBAM’s relationship with the Fund. The Trustees considered the fees that TOBAM charges to certain other clients advised by TOBAM, and evaluated the explanations provided by TOBAM as to differences in fees charged to the Fund and such accounts including that TOBAM did not manage other accounts in a comparable manner as the Fund. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus a universe of funds in the Lipper Multi-Strategy Funds category with $250 million or less in assets (the “Expense Universe”). The Trustees noted that the contractual advisory fee and net total expense ratio of the Fund’s Institutional Class shares were each lower than the median of the contractual advisory fee and net total expense ratio of the Expense Universe. The Trustees concluded that the advisory fee and services provided by TOBAM are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Board Meeting.

33

TOBAM EMERGING MARKETS FUND

Other Information

(Unaudited) (Concluded)

Cost and Profitability. The Trustees considered the costs of the services provided by TOBAM, the compensation and benefits received by TOBAM in providing services to the Fund, and its profitability. The Trustees were provided with TOBAM’s unaudited balance sheet and statement of operations for the fiscal year ended December 31, 2018. In addition, the Trustees considered any direct or indirect revenues received by affiliates of TOBAM. The Trustees noted that the level of profitability of TOBAM in providing services to the Fund is an appropriate factor to consider, and the Trustees should be satisfied that TOBAM’s profits are sufficient to continue as a healthy concern generally and an investment adviser of the Fund specifically. Based on the information provided, the Trustees concluded that TOBAM’s fees and profits (if any) derived from its relationship with the Trust in light of the Fund’s expenses are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the size of the Fund, the quality of services provided by the adviser, the investment performance of the Fund and the expense limitations agreed to by TOBAM.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of Fund shareholders should be achieved if assets of the Fund increase because fixed expenses will be spread across a larger asset base; however, the Trustees noted that the advisory fee does not include “breakpoint” reductions in the advisory fee rate at specific asset levels but that shareholders do benefit from the Fund’s contractual Expense Limitation Agreement.

At the Meeting, the Trustees determined to approve the Agreement for an additional one year period. In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by TOBAM. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. The Board, including a majority of the Independent Trustees, unanimously approved the Agreement for an additional one year period.

34

TOBAM EMERGING MARKETS FUND

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (844) 282-6161.

35

TOBAM EMERGING MARKETS FUND

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and Officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request by calling (844) 282-6161.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee	Shall serve until death, resignation or removal. Trustee since 2007. Chairman from 2007 until September 30, 2019.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	44

Optimum Fund Trust (registered investment company with 6 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

36

TOBAM EMERGING MARKETS FUND

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	44	Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee since 2016. Chairman since October 1, 2019.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President of Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	44

Brinker Capital Destinations Trust (registered investment company with 10 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

37

TOBAM EMERGING MARKETS FUND

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	44

Lincoln Variable Insurance Products Trust (registered investment company with 97 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	44

Copeland Trust (registered investment company with 3 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

38

TOBAM EMERGING MARKETS FUND

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax — U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

GABRIELLA MERCINCAVAGE Date of Birth: 6/68	Assistant Treasurer	Shall serve until death, resignation or removal. Officer since 2019.	Fund Administration Consultant since January 2019; Fund Accounting and Tax Compliance Accountant to financial services companies from November 2003 to July 2018.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.

President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps, LLC since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

39

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Investment Adviser

TOBAM

49-53, Avenue des Champs-Élysées

75008 Paris, France

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

TOB-0919

TOBAM EMERGING

MARKETS FUND

of

FundVantage Trust

Class I

ANNUAL REPORT

September 30, 2019

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the TOBAM Emerging Markets Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from TOBAM Emerging Markets Fund or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through TOBAM Emerging Markets Fund, call Shareholder Services toll-free at (844) 282-6161 or write to the TOBAM Emerging Markets Fund at:

TOBAM Emerging Markets Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

This report is submitted for the general information of the shareholders of the TOBAM Emerging Markets Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the TOBAM Emerging Markets Fund.

SIRIOS LONG/SHORT FUND

Annual Investment Adviser’s Report

September 30, 2019

(Unaudited)

Dear Fellow Shareholder:

Sirios Long/Short Fund Class I shares (SLHIX) returned +2.74% net of expenses for the fiscal year ended September 30, 2019, while the HFRX Equity Hedge Index returned -1.40%.

The Sirios Long/Short Fund is a liquid, long/short strategy that seeks to achieve long-term capital appreciation. The Fund’s long exposure is comprised of companies exhibiting earnings growth potential and attractive valuation. Meanwhile, short exposure includes sector and index hedges, as well as mega-capitalization, single-stock positions. Single-stock and index put options may also be utilized.

Portfolio Review

For the fiscal year, long positions contributed 5.50% to gross performance, while short positions detracted 2.81%. Other income, expenses, and currency hedges contributed 0.05%. Geographically, North America and Europe contributed 0.90% and 1.80%, respectively, to gross performance. The most significant individual positive long contributors (+3.87%) were General Mills, Safran (France), SunTrust, Airbus (France), and Abbott Laboratories. The most significant long detractors (-2.94%) were Affiliated Managers Group, General Dynamics, Regions Financial, PBF Energy, and Elanco Animal Health.

Exposure Analysis

Total net exposure as of fiscal year-end was 57%, as compared to 63% the prior fiscal year-end, as gross long exposure increased by 4% and gross short exposure increased by 10%. Net exposure is balanced across the Health Care (+19%), Financials/RE (+16%), Energy/Industrials (+12%), Technology/Communications (+12%), and Consumer (+9%) sectors. During the fiscal year, net exposure increased in the Technology/ Communications (+4%) and Health Care (+4%) sectors, while declining in the Energy/Industrials (-11%) and Consumer (-9%) sectors. Meanwhile, net exposure remained consistent in the Financials/RE sector compared to the prior fiscal year-end.

Net exposure remains primarily focused on North America (+42%), with positive net exposure to Europe (+15%) and no direct exposure to Asia as of fiscal year-end. Net exposure to North America declined by 13% during the fiscal year, driven by higher gross short exposure and modestly lower gross long exposure. Meanwhile, net exposure to Europe increased by 7%, driven by higher gross long exposure.

Market Overview

Increasing investor concerns related to a potential global economic slowdown, collapsing oil prices, ongoing trade risks, continued Fed tightening, and other macro risks were enough to lead to significant broad-based market declines in 4Q18. However, economic growth in the U.S. remained resilient and strengthened in early 2019, leading to significantly better and more stable growth than investors originally feared. U.S. economic growth remained strong, but began to illustrate signs of slowing later in 2Q19, as trade wars

SIRIOS LONG/SHORT FUND

Annual Investment Adviser’s Report (Continued)

September 30, 2019

(Unaudited)

and geopolitical risks dominated headlines. U.S. 2Q19 real GDP advanced +2.0%, above consensus expectations but down from peak year-over-year gains of +3.2% in 2Q18. The U.S. employment picture remained strong, as the unemployment rate declined to 3.5% in September and payroll employment continued to demonstrate signs of growth. A significant decline in U.S. Treasury yields (the ten-year yield dropped below 1.50% during 3Q19) appears to have had a positive impact on U.S. housing data, including new homes sales and housing starts. Conversely, U.S. manufacturing data continued to weaken in 2019, as the ISM Manufacturing Index declined to a 10-year low in September, and the Richmond Fed Manufacturing Index returned to contractionary territory. The Conference Board Consumer Confidence Index declined modestly in August and more significantly in September, likely reflecting a drag from the trade war escalation and equity market volatility. U.S. corporate earnings remained strong, as approximately 71% of S&P 500 companies exceeded EPS estimates by a median of 5% and 53% topped revenue estimates by an average of 3% during 2Q19.

As widely expected, the Federal Open Market Committee lowered the target range for the federal funds rate at the conclusion of its July and September meetings, to a range of 1.75% – 2.00%, with post-meeting commentary reiterating its plan to “act as appropriate” to sustain the U.S. economic expansion. The median projected path changed to -2/0/+1/+1 for the 2019-2022 period, although the committee was clearly divided in its stance towards future rate cuts, with a large minority projecting a third cut in 2019 and a smaller minority submitting 2019 year-end dots of 2.00% – 2.25%. The U.S. – China trade conflict escalated in August, as the U.S. announced a 10% tariff on the remaining $300 billion of imports from China (in addition to the $250 billion in goods that already face 25% tariffs), China countered with tariffs on $75 billion of U.S. products and reintroduced tariffs on U.S. cars and car parts, and the U.S. responded immediately by further increasing both existing and proposed tariff rates. However, trade conversations resumed towards the end of August and the two countries continued to hold working-level discussions during September. Both sides demonstrated measures of goodwill, as the U.S. delayed a 5% tariff hike on roughly $200 billion of Chinese goods from October 1 to October 15 and exempted some Chinese goods from a previously announced 25% tariff, while China announced that it purchased a considerable amount of U.S. soybeans and pork products. The announcement of a formal impeachment inquiry regarding the U.S. President also weighed on equity markets in late September.

Outlook

U.S. economic growth downshifted again during the most recent quarter. While previously contained to the manufacturing sector, softness has now migrated to the consumer sector as exemplified by the recent weakness in services PMI and employment wage data. Fortunately, there are also early signs of better trends ahead.

The housing market has begun to respond to the decline in mortgage rates, especially at the entry level with housing starts and permits exhibiting a pickup. With the ongoing, depressed level of housing investment, the recovery should provide significant support to economic growth over the next few years. Overall,

2

SIRIOS LONG/SHORT FUND

Annual Investment Adviser’s Report (Concluded)

September 30, 2019

(Unaudited)

the consumer remains in solid shape but economic growth will be predicated on wages and productivity given the current record low level of unemployment.

The Fed has recently shifted to a more accommodative stance with rate cuts and balance sheet expansion likely to support economic growth going forward. Valuations have expanded materially, however, and propelled the market to record levels despite weak earnings performance. More balanced positioning appears to be warranted and we continue to find ample opportunities on both the long and short sides of the portfolio.

Thank you for your continued confidence in Sirios Capital Management.

Sincerely,

John F. Brennan, Jr.

Managing Director

This letter is intended to assist shareholders in understanding how the Sirios Long/Short Fund performed during the year ended September 30, 2019. Any statements of opinion constitute only past opinions of Sirios Capital Management, L.P. (“Sirios”), which may have changed and which Sirios does not undertake to update. Past performance is no guarantee of future results of any fund or account managed by Sirios.

The above commentary is for informational purposes only and is not intended as investment advice or securities recommendations, either explicit or implicit.

Sector exposures and holdings are subject to change. Exposures are expressed as a percentage of net assets and exclude cash and cash equivalents.

3

SIRIOS LONG/SHORT FUND

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $100,000 (investment minimum) Investment in Sirios Long/Short Fund Institutional Class vs. HFRX Equity Hedge Index

Average Annual Total Returns for the Period Ended September 30, 2019
	1 Year		Since Inception
Institutional Class	2.7	4%	6.80	%*
HFRX Equity Hedge Index	-1.4	0%	-1.90	%**

*	The Sirios Long/Short Fund (the “Fund”) Institutional Class shares commenced operations on May 3, 2018.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5704. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated February 1, 2019 (as supplemented October 30, 2019), are 4.07% and 1.60%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Sirios Capital Management, L.P. (the “Adviser”) has contractually agreed to waive or otherwise reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” dividend and interest expense on short sales of securities, interest, extraordinary items and brokerage commissions, do not exceed 1.60% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain

4

SIRIOS LONG/SHORT FUND

Annual Report

Performance Data (Concluded)

September 30, 2019

(Unaudited)

in place until April 30, 2020, unless the Board of Trustees approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the HFRX Equity Hedge Index (“HFRX Index”). Hedge Fund Research, Inc. constructs the HFRX Index methodology. The HFRX Index is comprised of long/short equity hedge funds. The HFRX Index is unmanaged and its returns (i) do not include sales charges or fees, which would lower performance; and (ii) are subject to a variety of material distortions, as investments in hedge funds typically involve substantial risks, including the “risk of ruin.” It is impossible to invest directly in an index.

The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Mutual Fund investing involves risk, including loss of principal.

5

SIRIOS LONG/SHORT FUND

Fund Expense Disclosure

September 30, 2019

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from April 1, 2019 through September 30, 2019 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

SIRIOS LONG/SHORT FUND

Fund Expense Disclosure (Concluded)

September 30, 2019

(Unaudited)

	Sirios Long/Short Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	April 1, 2019	September 30, 2019	During Period*
Institutional Class
Actual	$1,000.00	$1,052.30	$11.32**
Hypothetical (5% return before expenses)	1,000.00	1,014.04	11.11**

*

Expenses are equal to the annualized expense ratio for the six-month period ended September 30, 2019 of 2.20% for Institutional Class shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 365 to reflect the period. The Institutional Class shares ending account values on the first line of the table is based on the actual six-month total return for the Fund of 5.23%.

**

These amounts include dividends paid on securities which the Fund has sold short (“Short-sale dividends”). The amount of short-sale dividends expense was 0.60% of average net assets for the Institutional Class shares of the Fund.

7

SIRIOS LONG/SHORT FUND

Portfolio Holdings Summary Table

September 30, 2019

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Healthcare-Products	16.8%	$4,517,354
Aerospace & Defense	10.3	2,783,342
Banks	9.3	2,506,353
Insurance	6.8	1,833,904
Pharmaceuticals	4.8	1,294,056
Electronics	4.6	1,224,154
Retail	4.3	1,166,892
Transportation	4.0	1,073,509
Diversified Financial Services	3.8	1,023,013
Commercial Services	3.8	1,021,422
Chemicals	3.7	1,004,395
Engineering & Construction	3.5	949,778
Computers	3.1	841,228
Healthcare-Services	3.0	810,836
Distribution/Wholesale	2.9	770,419
Software	2.2	588,681
Media	2.1	548,709
Beverages	1.0	279,206
Food	0.9	248,922
Packaging & Containers	0.5	143,680
Short-Term Investment	6.9	1,863,002
Other Assets In Excess of Liabilities	1.7%	452,387

NET ASSETS	100.0%	$26,945,242

Portfolio holdings are subject to change at any time.

The Fund obtains its short exposure through the use of one or more swap contracts. Refer to the Portfolio of Investments for more details on the individual swap contracts.

The accompanying notes are an integral part of the financial statements.

8

SIRIOS LONG/SHORT FUND

Portfolio of Investments

September 30, 2019

	Number of Shares	Value

COMMON STOCKS — 91.4%
Aerospace & Defense — 10.3%
Airbus SE (France)	7,782	$1,010,329
General Dynamics Corp.	2,611	477,108
Raytheon Co.	3,148	617,606
Safran SA (France)	4,308	678,299

		2,783,342

Banks — 9.3%
Bank of America Corp.	2,985	87,072
JPMorgan Chase & Co.	10,854	1,277,407
SunTrust Banks, Inc.	16,597	1,141,874

		2,506,353

Beverages — 1.0%
Constellation Brands, Inc., Class A	1,347	279,206

Chemicals — 3.7%
International Flavors & Fragrances Inc	3,745	459,474
Sherwin-Williams Co. (The)	991	544,921

		1,004,395

Commercial Services — 3.8%
Equifax Inc	5,339	751,037
Moody’s Corp.	673	137,851
S&P Global, Inc.	541	132,534

		1,021,422

Computers — 3.1%
Check Point Software Technologies Ltd. (Israel)*	2,266	248,127
Perspecta, Inc.	9,482	247,670
Pure Storage, Inc., Class A*	8,012	135,723

	Number of Shares	Value

COMMON STOCKS — (Continued)
Computers — (Continued)
Varonis Systems, Inc.*	3,508	$209,708

		841,228

Distribution/Wholesale — 2.9%
IAA, Inc.*	18,462	770,419

Diversified Financial Services — 3.8%
London Stock Exchange Group PLC (United Kingdom)	5,337	479,259
Tradeweb Markets, Inc., Class A	14,704	543,754

		1,023,013

Electronics — 4.6%
Honeywell International, Inc.	374	63,281
Keysight Technologies, Inc.*	11,937	1,160,873

		1,224,154

Engineering & Construction — 3.5%
Cellnex Telecom SA (Spain)	22,995	949,778

Food — 0.9%
General Mills, Inc.	4,516	248,922

Healthcare-Products — 16.8%
Abbott Laboratories	14,045	1,175,145
Alcon, Inc., (Switzerland)*	15,592	908,858
Becton Dickinson and Co.	3,089	781,394
Boston Scientific Corp.*	15,326	623,615
Danaher Corp.	7,120	1,028,342

		4,517,354

Healthcare-Services — 3.0%
Universal Health Services, Inc., Class B	5,451	810,836

The accompanying notes are an integral part of the financial statements.

9

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

September 30, 2019

	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — 6.8%
Berkshire Hathaway, Inc., Class B*	8,816	$1,833,904

Media — 2.1%
World Wrestling Entertainment, Inc., Class A	7,712	548,709

Packaging & Containers — 0.5%
Crown Holdings, Inc.*	2,175	143,680

Pharmaceuticals — 4.8%
Elanco Animal Health, Inc.*	48,667	1,294,056

Retail — 4.3%
BJ’s Wholesale Club Holdings, Inc.*	45,106	1,166,892

Software — 2.2%
Electronic Arts, Inc.*	6,018	588,681

Transportation — 4.0%
Kansas City Southern	1,093	145,380
Old Dominion Freight Line, Inc.	1,417	240,848
Union Pacific Corp.	4,243	687,281

		1,073,509

TOTAL COMMON STOCKS (Cost $23,132,978)		24,629,853

	Number of Shares	Value

SHORT-TERM INVESTMENT — 6.9%
Dreyfus Treasury & Cash Management, Institutional Shares, 1.81%(a) (Cost $1,863,002)	1,863,002	$1,863,002

TOTAL INVESTMENTS - 98.3% (Cost $24,995,980)		26,492,855

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		452,387

NET ASSETS - 100.0%		$26,945,242

*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at September 30, 2019.

The accompanying notes are an integral part of the financial statements.

10

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

September 30, 2019

Forward foreign currency contracts outstanding as of September 30, 2019 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	117,000	USD	129,571	12/18/19	MS	$(1,264)
USD	2,827,335	EUR	2,552,000	12/18/19	MS	28,700
USD	486,463	GBP	390,000	12/18/19	MS	5,369

						$32,805

Legend

EUR	Euro
GBP	British Pound
MS	Morgan Stanley
USD	United States Dollar

The following table represents the individual short positions and related values of total return swaps as of September 30, 2019.

Reference Entity/Index	Receive	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Caterpillar Inc	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	$216,342	$490

Dow Jones U.S. Real Estate Index	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	113,104	(241)

Lowe’s Cos Inc	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	301,235	(1,140)

Russell 1000 Index	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	1,100,774	(5,704)

S&P 500 Index	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	1,948,860	(9,732)

S&P 500 Index Consumer Discretionary Select Sector	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	276,715	(2,379)

S&P 500 Index Financial Select Sector	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	839,082	925

S&P 500 Index Health Care Select Sector	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	1,345,743	(2,245)

S&P 500 Index Industrial Select Sector	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	552,164	(1,119)

The accompanying notes are an integral part of the financial statements.

11

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Concluded)

September 30, 2019

Reference Entity/Index	Receive	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)

S&P 500 Index Regional Banks Select Industry Index	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	$437,633	$1,481

S&P 500 Index Technology Select Sector	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	1,678,724	(17,378)

Walmart Inc	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	446,557	(844)

Total Swap Contracts						$(37,886)

The accompanying notes are an integral part of the financial statements.

12

SIRIOS LONG/SHORT FUND

Statement of Assets and Liabilities

September 30, 2019

Assets
Investments, at value (Cost $24,995,980)	$26,492,855
Cash	351,842
Deposits with brokers for forward currency contracts	49,924
Receivable for investments sold	84,126
Unrealized appreciation on forward foreign currency contracts	34,069
Dividends and interest receivable	20,485
Unrealized appreciation on swap contracts	2,896
Prepaid expenses and other assets	11,045

Total assets	27,047,242

Liabilities
Unrealized depreciation on swap contracts	40,782
Payable for audit fees	29,150
Dividends and fees on securities sold short	8,985
Payable for administration and accounting fees	5,575
Payable for transfer agent fees	5,228
Payable to Investment Adviser	4,214
Payable for printing fees	2,830
Unrealized depreciation on forward foreign currency contracts	1,264
Payable for legal fees	2,500
Payable for custodian fees	1,088
Swap contracts settlement	211
Accrued expenses	173

Total liabilities	102,000

Net Assets	$26,945,242

Net Assets Consisted of:
Capital stock, $0.01 par value	$25,279
Paid-in capital	25,460,274
Total distributable earnings	1,459,689

Net Assets	$26,945,242

Institutional Class:
Shares outstanding	2,527,877

Net asset value, offering and redemption price per share ($26,945,242 / 2,527,877 shares)	$10.66

The accompanying notes are an integral part of the financial statements.

13

SIRIOS LONG/SHORT FUND

Statement of Operations

For the Year Ended September 30, 2019

Investment Income
Dividends	$262,014
Less: foreign taxes withheld	(7,349)
Interest	37,705
Prime broker rebate income	105,170

Total investment income	397,540

Expenses
Advisory fees (Note 2)	268,531
Dividends on securities sold short	122,440
Administration and accounting fees (Note 2)	63,093
Transfer agent fees (Note 2)	41,348
Trustees’ and officers’ fees (Note 2)	36,647
Registration and filing fees	34,669
Legal fees	33,844
Audit fees	30,341
Custodian fees (Note 2)	16,283
Printing and shareholder reporting fees	9,366
Other expenses	8,618

Total expenses before waivers and reimbursements	665,180

Less: waivers and reimbursements (Note 2)	(224,480)

Net expenses after waivers and reimbursements	440,700

Net investment loss	(43,160)

Net realized and unrealized gain/(loss) from investment
Net realized gain from investments	717,957
Net realized loss from securities sold short	(789,065)
Net realized gain from foreign currency transactions	1,666
Net realized gain from forward foreign currency contracts	157,667
Net realized loss from swap contracts	(211)
Net change in unrealized appreciation/(depreciation) on investments	852,147
Net change in unrealized appreciation/(depreciation) on securities sold short	163,527
Net change in unrealized appreciation/(depreciation) on foreign currency transactions	(57)
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	28,324
Net change in unrealized appreciation/(depreciation) on swap contracts	(37,886)

Net realized and unrealized gain on investments	1,094,069

Net increase in net assets resulting from operations	$1,050,909

The accompanying notes are an integral part of the financial statements.

14

SIRIOS LONG/SHORT FUND

Statements of Changes in Net Assets

	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018*
Increase/(decrease) in net assets from operations:
Net investment loss	$(43,160)	$(8,173)
Net realized gain/(loss) from investments, securities sold short, forward foreign currency contracts, foreign currency transactions and swap contracts	88,014	201,699
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, forward foreign currency contracts, foreign currency transactions and swap contracts	1,006,055	485,682

Net increase/(decrease) in net assets resulting from operations	1,050,909	679,208

Less Dividends and Distributions to Shareholders From (Note 1):
Total distributable earnings	(270,428)	—

Decrease in net assets from dividends and distributions to shareholders	(270,428)	—

Increase in net assets derived from capital share transactions (Note 4)	15,485,553	10,000,000

Total increase in net assets	16,266,034	10,679,208

Net assets
Beginning of period	10,679,208	—

End of period**	$26,945,242	$10,679,208

*	The Sirios Long/Short Fund commenced operations on May 3, 2018.
**	Parenthetical disclosure of undistributed net investment income is no longer required. See Note 1. As of September 30, 2018, net assets included accumulated net investment income of $8,806.

The accompanying notes are an integral part of the financial statements.

15

SIRIOS LONG/SHORT FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended September 30, 2019	For the Period May 3, 2018* to September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$10.68	$10.00

Net investment loss(1)	(0.02)	(0.01)
Net realized and unrealized gain/(loss) on investments	0.27	0.69

Net increase/(decrease) in net assets resulting from operations	0.25	0.68

Dividends and distributions to shareholders from:
Net investment income	(0.01)	—
Net realized capital gains	(0.26)	—

Total dividends and distributions to shareholders	(0.27)	—

Net asset value, end of period	$10.66	$10.68

Total investment return(2)	2.74%	6.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,945	$10,679
Ratio of expenses to average net assets(3)	2.21%	2.10	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	3.33%	4.57	%(4)

Ratio of net investment loss to average net assets	(0.22)%	(0.19	)%(4)
Portfolio turnover rate	134%	49	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Ratio of expenses to average net assets with waivers and expense reimbursement, excluding short-sale dividend expense, was 1.60% for the year ended September 30, 2019 and for the period ended September 30, 2018, respectively.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

16

SIRIOS LONG/SHORT FUND

Notes to Financial Statements

September 30, 2019

1. Organization and Significant Accounting Policies

The Sirios Long/Short Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on May 3, 2018. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers Class A, Advisor Class, Institutional Class and Retail Class shares. As of September 30, 2019, Class A, Advisor Class and Retail Class shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward foreign currency contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Over the Counter (“OTC”) investments (including swap contracts) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances

17

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2019

where market quotes are not readily available and has delegated to Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets carried at fair value:

Assets	Total Value at 09/30/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks:
Aerospace & Defense	$2,783,342	$1,094,714	$1,688,628	$—
Banks	2,506,353	2,506,353		—
Beverages	279,206	279,206	—	—
Chemicals	1,004,395	1,004,395	—	—
Commercial Services	1,021,422	1,021,422	—	—
Computers	841,228	841,228	—	—
Distribution/Wholesale	770,419	770,419	—	—
Diversified Financial Services	1,023,013	543,754	479,259	—
Electronics	1,224,154	1,224,154		—

18

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2019

Assets	Total Value at 09/30/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Engineering & Construction	$949,778	$—	$949,778	$—
Food	248,922	248,922	—	—
Healthcare-Products	4,517,354	4,517,354	—	—
Healthcare-Services	810,836	810,836	—	—
Insurance	1,833,904	1,833,904	—	—
Media	548,709	548,709	—	—
Packaging & Containers	143,680	143,680	—	—
Pharmaceuticals	1,294,056	1,294,056	—	—
Retail	1,166,892	1,166,892	—	—
Software	588,681	588,681	—	—
Transportation	1,073,509	1,073,509	—	—
Short-Term Investment	1,863,002	1,863,002	—	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	34,069	—	34,069	—
Equity Contracts
Swap contracts	2,896	—	2,896	—

Total Assets	$26,529,820	$23,375,190	$3,154,630	$—

Liabilities
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(1,264)	$—	$(1,264)	$—
Equity Contracts
Swap Contracts	(40,782)	—	(40,782)	—

Total Liabilities	$(42,046)	$—	$(42,046)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market.

19

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2019

Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended September 30, 2019, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

20

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2019

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Regulatory Reporting Updates and Accounting Pronouncements — Effective November 5, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendment requires collapsing the components of distributable earnings on the Statement of Assets and Liabilities and collapsing the distributions paid to shareholders on the Statements of Changes in Net Assets. The Fund has implemented these amendments and there was no significant impact on the financial statements and accompanying notes.

21

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2019

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (the “2018 ASU”) which adds, modifies and removes disclosure requirements related to certain aspects of fair value measurement. The 2018 ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. As of September 30, 2019, the Fund has fully adopted the provisions of the 2018 ASU, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. The Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

The Fund utilized Forward Contracts for hedging purposes to protect the Fund’s returns against adverse currency movements.

For the year ended September 30, 2019, the Fund’s average monthly volume of forward foreign currency contracts was as follows:

Forward Foreign	Forward Foreign
Currency	Currency
Contracts - Purchased	Contracts - Sold
$320,876	$2,350,395

Total Return Swaps — Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the

22

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2019

counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

The Fund used total return swaps to enhance returns, obtain short exposure as part of the Fund’s strategy and for market exposure.

For the year ended September 30, 2019, the quarterly average volume of the total return swaps were as follows:

Notional Amount
$1,851,387

Counterparty Risk — Certain of the derivatives entered into by the Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.

Liquidity Risk — The Fund may be subject to liquidity risk primarily due to investments in derivatives. The Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, Forward Contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

23

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2019

An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Fund may be exposed to the risk of additional losses due to such delays.

Master Netting Agreement — In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements — For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

24

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2019

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

The following tables present derivative assets and liabilities net of amounts available for offset under a master netting agreement and any related collateral received or posted by the Fund for forward foreign currency contracts and total return swaps as of September 30, 2019:

		Derivative
	Derivative	Available	Collateral	Derivative
Counterparty	Assets – Gross	for Offset	Received	Assets – Net*
Morgan Stanley	$36,965	$(36,965)	$—	$—

		Derivative
	Derivative	Available	Collateral	Derivative
Counterparty	Liabilities–Gross	for Offset	Posted	Liabilities–Net**
Morgan Stanley	$(42,046)	$36,965	$—	$(5,081)

*	Net amount represents the net receivable from the counterparty in the event of a default.
**	Net amount represents the net payable to the counterparty in the event of a default.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Short Sales — The Fund may sell securities short. A short sale involves the sale by the Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a

25

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2019

lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund complies with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. The Fund received net rebate income for the year ended September 30, 2019 totaling $105,170. These amounts are included in prime broker rebate income on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. For the year ended September 30, 2019, dividends on short sales totaled $122,440.

As of September 30, 2019, the Fund had no securities sold short.

Disclosures About Derivative Instruments and Hedging Activities

The following tables provide quantitative disclosures about fair value amounts of, gains and losses on, the Fund’s derivative instruments as of September 30, 2019.

The following table lists the fair values of the Fund’s derivative holdings as of September 30, 2019 grouped by contract type and risk exposure category.

26

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2019

	Balance Sheet	Equity	Foreign Currency
Derivative Type	Location	Contracts	Contracts	Total

	Asset Derivatives

Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$ —	$34,069	$ 34,069

Swap Contracts	Unrealized appreciation on swap contracts	2,896	—	2,896

Total Value - Assets		$ 2,896	$34,069	$ 36,965

	Liability Derivatives

Forward Foreign Currency Contracts	Unrealized depreciation on forward foreign currency contracts	$ —	$(1,264)	$ (1,264)

Swap Contracts	Unrealized depreciation on swap contracts	(40,782)	—	(40,782)

Total Value - Liabilities		$(40,782)	$(1,264)	$(42,046)

The following table lists the amounts of realized gains or losses included in net increase in net assets resulting from operations for the fiscal year ended September 30, 2019, grouped by contract type and risk exposure.

	Income Statement	Equity	Foreign Currency
Derivative Type	Location	Contracts	Contracts	Total

	Realized Gain (Loss)

Forward Foreign Currency Contracts	Net realized gain from forward foreign currency contracts	$ —	$157,667	$157,667

Swap Contracts	Net realized loss from swap contracts	(211)	—	(211)

Total Realized Gain (Loss)		$(211)	$157,667	$157,456

The following table lists the amounts of change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the fiscal year ended September 30, 2019, grouped by contract type and risk exposure.

	Income Statement	Equity	Foreign Currency
Derivative Type	Location	Contracts	Contracts	Total

	Change in appreciation (depreciation)

Forward Foreign Currency Contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$ —	$28,324	$28,324

Swap Contracts	Net change in unrealized appreciation (depreciation) on swap contracts	(37,886)	—	(37,886)

Total change in appreciation (depreciation)		$(37,886)	$28,324	$(9,562)

27

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2019

2. Transactions with Affiliates and Related Parties and Other Service Providers

Sirios serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser earns a monthly fee at the annual rate of 1.35% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive or otherwise reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” dividend and interest expense on short sales of securities, interest, extraordinary items and brokerage commissions, do not exceed 1.60% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2020, unless the Board of Trustees approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation. As of September 30, 2019, the amount of potential recovery was as follows:

Expiration
September 30, 2021	September 30, 2022	Total
$71,400	$202,406	$273,806

For the year ended September 30, 2019, the Adviser earned advisory fees of $268,531 and waived fees and/or reimbursed expenses of $202,406.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the year ended September 30, 2019, BNY Mellon accrued administration and accounting fees totaling $63,093 and waived fees totaling $14,175. For the year ended September 30, 2019, BNY Mellon accrued custodian fees totaling $16,283 and waived fees totaling $3,039.

28

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2019

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the year ended September 30, 2019, BNY Mellon waived transfer agent fees totaling $4,860.

BNY Mellon and the Transfer Agent have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of September 30, 2019, the amount of potential recovery was $54,771. The ability to recover such amounts previously waived expires on May 3, 2021.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund for the year ended September 30, 2019 was $5,648. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

3. Investment in Securities

For the year ended September 30, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$37,959,458	$24,283,819

29

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2019

4. Capital Share Transactions

For the year ended September 30, 2019 and for the period ended September 30, 2018, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Year Ended		For the Period Ended
	September 30, 2019		September 30, 2018*
	Shares	Value	Shares	Value
Institutional Class
Sales	1,505,710	$15,290,625	1,000,000	$10,000,000
Reinvestments	29,331	270,428	—	—
Redemptions	(7,164)	(75,500)	—	—

Net Increase	1,527,877	$15,485,553	1,000,000	$10,000,000

*	The Fund commenced operations on May 3, 2018.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. For the year ended September 30, 2019, there were no reclassifications.

For the year ended September 30, 2019, the tax character of distributions paid by the Fund was $270,428 of ordinary income dividends. During the period May 3, 2018 (commencement of operations) to September 30, 2018, the Fund had no distributions from ordinary income or long-term capital gains.

30

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Concluded)

September 30, 2019

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Undistributed	Unrealized	Qualified Late-Year	Total Distributable
Carryforward	Ordinary Income	Appreciation	Losses	Earnings
$(97,301)	$144,659	$1,413,366	$(1,035)	$1,459,689

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of September 30, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$25,041,546

Gross unrealized appreciation on investments	$1,881,906
Gross unrealized depreciation on investments	(468,540)

Net unrealized appreciation	$1,413,366

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2019. For the year ended September 30, 2019, the Fund had short-term capital loss deferrals of $27,037 and long-term capital gain deferrals of $26,002.

Capital loss carryforwards represent net capital loss carryovers as of September 30, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2019, the Fund had $97,301 of short-term capital loss carryforwards which have an unlimited period of capital loss carryforward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

31

SIRIOS LONG/SHORT FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and

Shareholders of Sirios Long/Short Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Sirios Long/Short Fund (the “Fund”) (one of the series constituting FundVantage Trust (the “Trust”)), including the portfolio of investments, as of September 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period May 3, 2018 (commencement of operations) to September 30, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting FundVantage Trust) at September 30, 2019, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and the period May 3, 2018 (commencement of operations) to September 30, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

32

SIRIOS LONG/SHORT FUND

Report of Independent Registered Public Accounting Firm

We have served as the auditor of one or more Sirios investment companies since 2018.

Philadelphia, Pennsylvania

November 27, 2019

33

SIRIOS LONG/SHORT FUND

Shareholder Tax Information

(Unaudited)

The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders of the U.S. federal tax status of distributions received by the Fund’s shareholders in respect of such fiscal year. During the year ended September 30, 2019, the Fund paid ordinary income distributions of $270,428. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The Fund designates 18.15% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is 10.22%.

The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 16.76%.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2019. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2020.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

34

SIRIOS LONG/SHORT FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 640-5704 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made on Form N-PORT, with every third month made available to the public by the Commission upon filing.

35

SIRIOS LONG/SHORT FUND

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (866) 640-5704.

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SIRIOS LONG/SHORT FUND

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request by calling (866) 640-5704.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee	Shall serve until death, resignation or removal. Trustee since 2007. Chairman from 2007 until September 30, 2019.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	44

Optimum Fund Trust (registered investment company with 6 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

37

SIRIOS LONG/SHORT FUND

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	44	Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee since 2016. Chairman since October 1, 2019.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President of Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	44

Brinker Capital Destinations Trust (registered investment company with 10 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

38

SIRIOS LONG/SHORT FUND

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	44	Lincoln Variable Insurance Products Trust (registered investment company with 97 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	44

Copeland Trust (registered investment company with 3 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

39

SIRIOS LONG/SHORT FUND

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax — U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

GABRIELLA MERCINCAVAGE Date of Birth: 6/68	Assistant Treasurer	Shall serve until death, resignation or removal. Officer since 2019.	Fund Administration Consultant since January 2019; Fund Accounting and Tax Compliance Accountant to financial services companies from November 2003 to July 2018.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.

President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps, LLC since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

40

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Investment Adviser

Sirios Capital Management, L.P.

One International Place

Boston, MA 02110

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

SIR-0919

SIRIOS LONG/

SHORT FUND

of

FundVantage Trust

Institutional Class

ANNUAL REPORT

September 30, 2019

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the Sirios Long/Short Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Sirios Long/Short Fund or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Sirios Long/Short Fund’s website (www.sirioslp.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Sirios Long/Short Fund, call Shareholder Services toll-free at (866) 640-5704 or write to the Sirios Long/Short Fund at:

Sirios Long/Short Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

This report is submitted for the general information of the shareholders of the Sirios Long/Short Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Sirios Long/Short Fund.

VERPLANCK BALANCED FUND

of

FundVantage Trust

ANNUAL REPORT

September 30, 2019

This report is submitted for the general information of the shareholders of the Verplanck Balanced Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Verplanck Balanced Fund.

VERPLANCK BALANCED FUND

Investment Adviser’s Annual Report

September 30, 2019

(Unaudited)

Dear Shareholder,

The S&P 500® Index rose 4.25% for the period, recovering from steep declines in the fourth quarter of 2018 to post a positive return. In the final quarter of 2018, U.S. equities endured their worst quarterly performance since the Eurozone crisis in 2011, with the S&P 500 falling 13.52%. Geopolitical and global growth concerns, a significant drop in oil prices, less accommodative central bank policies, and slowing Chinese growth caused a sharp increase in risk aversion, leading to steep losses for equities. Concerns about future earnings growth also provided headwinds, as earnings growth estimates declined marginally late in the year. The energy sector experienced the largest decrease in estimates following the significant oil price drop, while warnings from several bellwether tech firms also hurt sentiment. The S&P 500 recovered from the steep decline and rallied in 2019 as risk appetite improved considerably after central banks pivoted toward more accommodative policies. While U.S.-China trade concerns arose periodically and caused bouts of risk aversion, steady growth, firm earnings and lower interest rates propelled equities higher.

There was a high dispersion among equity sector performance. Defensive sectors such as utilities, real estate, and consumer staples were the best performers and significantly outperformed the S&P 500 Index. Energy was the worst performer as it tracked falling oil prices. Health care stocks fell as discussions around drug price transparency and pricing reform by U.S. presidential candidates continued to weigh on the sector.

The Bloomberg Barclays U.S. Aggregate Index rose 10.30% for the quarter as interest rates fell. Excess returns were 0.03%. U.S. yields fell significantly over the period in response to expectations that central banks would keep monetary policy loose. Stubbornly low inflation and fears that ongoing trade tensions may cause further slowing in global growth also weighed on yields. The U.S. 10-year Treasury yield fell 138 bps to 1.67% after falling below 1.5% in late August. After concluding its rate hikes early in 2019, the Federal Reserve (Fed) cut interest rates at both its July and September meetings, citing muted inflationary pressures. The main message was that the Fed continues to see the distribution of risks as skewed toward less favorable outcomes and views a more accommodative monetary policy setting as appropriate to support the expansion.

All sectors of the Bloomberg Barclays U.S. Aggregate Index rose on a total return basis. The corporate sector had strong performance, rising 13.0% on a total return basis, and outperforming duration-neutral Treasuries by 0.68%. Utilities and financials were the strongest among corporates on a total return basis and relative to Treasuries. The securitized sector rose 7.93% on a total return basis, underperforming the Aggregate index, and underperformed duration-neutral Treasuries.

The Fund closely tracked the benchmark during the period, returning 6.94%. The underperformance over the past year relative to its blended 45% S&P 500/55% Bloomberg Barclays US Aggregate benchmark was driven by two factors. The first was that the portfolio’s overall allocation was slightly different than the benchmark’s 45/55 allocation, causing a modest loss. In addition, the bond portion modestly underperformed the Bloomberg Barclays US Aggregate Bond Index. The equity allocation recouped some of the underperformance as the Fund holdings outperformed the S&P 500 Index due positive difference from the sampled portfolio.

Verplanck Balanced Fund

This letter is intended to assist shareholders in understanding how the Fund performed during the year ended September 30, 2019 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

VERPLANCK BALANCED FUND

Annual Report

Performance Data

September 30, 2019

(Unaudited)

Comparison of Change in Value of $10,000 (investment minimum) in the Verplanck Balanced Fund vs.

Bloomberg Barclays U.S. Aggregate Bond Index and S&P 500® Index

Average Annual Total Returns for the Period Ended September 30, 2019
	1 Year	Since Inception
Verplanck Balanced Fund	6.94%	6.51	%*
Bloomberg Barclays U.S. Aggregate Bond
Index	10.30%	8.89	%**
S&P 500® Index	4.25%	4.60	%**

*	The Verplanck Balanced Fund (the “Fund”) commenced operations on August 28, 2018.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 741-5050.

The Fund intends to evaluate performance as compared to that of the Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment grade bond market and the S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. References to an index over a specific period are provided for your information only and should not be considered indicative of an investment in the Verplanck Balanced Fund. Note that an index is unmanaged and the information contained herein does not reflect any investment management fees or transaction costs. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is subject to the risks of the fixed-income securities in its portfolio such as credit, prepayment and interest rate risk. As interest rates rise, the value of bond prices will decline and an investor may lose money.

2

VERPLANCK BALANCED FUND

Fund Expense Disclosure

September 30, 2019

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from April 1, 2019 through September 30, 2019 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Verplanck Balanced Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	April 1, 2019	September 30, 2019	During Period*
Actual	$1,000.00	$1,057.00	$0.88
Hypothetical (5% return before expenses)	1,000.00	1,024.22	0.86

*

Expenses are equal to an annualized expense ratio for the six-month period ended September 30, 2019 of 0.17% for the Verplanck Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 5.70%.

3

VERPLANCK BALANCED FUND

Portfolio Holdings Summary Table

September 30, 2019

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Information Technology	9.9%	$88,970,594
Health Care	6.1	54,944,831
Financials	5.9	52,618,511
Communication Services	4.6	41,681,171
Consumer Discretionary	4.4	40,379,469
Industrials	4.2	37,569,659
Consumer Staples	3.5	31,079,208
Energy	2.0	18,244,712
Real Estate	1.6	13,998,605
Utilities	1.4	12,642,172
Materials	1.2	11,196,853
U.S. Treasury Obligations	21.6	193,587,112
Corporate Bonds and Notes	15.0	134,326,798
Mortgage-Backed Securities	14.7	131,591,412
Commercial Mortgage-Backed Securities	1.1	10,287,065
Foreign Government Bonds and Notes	0.8	7,585,556
U.S. Government Agency Obligations	0.6	4,997,985
Municipal Bonds	0.5	4,239,570
Asset-Backed Securities	0.3	2,777,316
Short-Term Investments	3.5	31,866,011
TBA Sale Commitments	(0.0)	(26,729)
Liabilities in excess of other assets	(2.9)	(26,419,465)

NET ASSETS	100.0%	$898,138,416

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $ /Shares	Value $
Asset-Backed Securities — 0.31%
Ally Auto Receivables Trust 2019-2	2.26	08/15/2024	250,000	252,899
BMW Vehicle Owner Trust 2018-A	2.51	06/25/2024	300,000	303,128
Capital One Multi-Asset Execution Trust	2.84	12/15/2024	250,000	255,664
CarMax Auto Owner Trust	3.27	03/15/2024	200,000	207,093
Citibank Credit Card Issuance Trust	2.49	01/20/2023	550,000	554,046
Citibank Credit Card Issuance Trust	2.68	06/07/2023	242,000	245,160
Discover Card Execution Note Trust	2.39	07/15/2024	250,000	252,910
Hyundai Auto Receivables Trust 2018-A	2.79	07/15/2022	600,000	604,779
Toyota Auto Receivables 2019-A Owner Trust	2.91	07/17/2023	100,000	101,637

Total Asset-Backed Securities (Cost $2,758,055)				2,777,316

Common Stocks — 44.91%

Communication Services — 4.64%
Activision Blizzard Inc			12,357	653,932
Alphabet Inc - Class A *			4,859	5,933,519
Alphabet Inc - Class C *			4,983	6,074,277
AT&T Inc			120,169	4,547,195
CBS Corp - Class B			6,100	246,257
CenturyLink Inc			15,642	195,212
Charter Communications Inc - Class A *			2,883	1,188,142
Comcast Corp - Class A			73,889	3,330,916
Discovery Inc - Class A *			3,073	81,834
Discovery Inc - Class C *			5,396	132,850
DISH Network Corp - Class A *			2,000	68,140
Electronic Arts Inc *			4,889	478,242
Facebook Inc - Class A *			38,963	6,938,531
Fox Corp			7,353	231,877
Fox Corp			154	4,857
Interpublic Group of Cos Inc/The			4,016	86,585
Netflix Inc *			7,036	1,882,974
News Corp - Class A			7,587	105,611
News Corp - Class B			1,496	21,385
Omnicom Group Inc			3,801	297,618
Take-Two Interactive Software Inc *			1,815	227,492
T-Mobile Us Inc *			5,120	403,302
TripAdvisor Inc *			1,594	61,656
Twitter Inc *			12,131	499,797
Verizon Communications Inc			67,646	4,083,113
Viacom Inc - Class B			4,557	109,505
Walt Disney Co/The			29,131	3,796,352

				41,681,171

Consumer Discretionary — 4.49%
Advance Auto Parts Inc			826	136,620
Amazon.com Inc *			6,767	11,746,903

The accompanying notes are an integral part of the financial statements.

5

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Shares	Value $
Common Stocks — 44.91%

Consumer Discretionary — 4.49%
Aptiv PLC	4,400	384,648
AutoZone Inc *	406	440,356
Best Buy Co Inc	3,776	260,506
Booking Holdings Inc *	731	1,434,668
BorgWarner Inc	2,434	89,279
Capri Holdings Ltd *	1,376	45,628
CarMax Inc *	2,139	188,232
Carnival Corp	6,627	289,666
Chipotle Mexican Grill Inc *	393	330,305
Darden Restaurants Inc	1,512	178,749
Dollar General Corp	4,234	672,952
Dollar Tree Inc *	3,557	406,067
DR Horton Inc	4,740	249,845
eBay Inc	13,741	535,624
Expedia Group Inc	2,190	294,358
Ford Motor Co	58,040	531,646
Gap Inc/The	2,892	50,205
Garmin Ltd	1,769	149,817
General Motors Co	19,012	712,570
Genuine Parts Co	2,343	233,339
H&R Block Inc	3,598	84,985
Hanesbrands Inc	2,700	41,364
Harley-Davidson Inc	3,089	111,111
Hasbro Inc	1,824	216,491
Hilton Worldwide Holdings Inc	4,724	439,852
Home Depot Inc/The	18,395	4,268,008
Kohl’s Corp	1,545	76,725
L Brands Inc	3,454	67,664
Leggett & Platt Inc	1,921	78,646
Lennar Corp - Class A	2,860	159,731
LKQ Corp *	5,292	166,433
Lowe’s Cos Inc	13,011	1,430,690
Macy’s Inc	2,259	35,105
Marriott International Inc - Class A	4,970	618,119
McDonald’s Corp	12,528	2,689,887
MGM Resorts International	8,552	237,061
Mohawk Industries Inc *	843	104,591
Newell Brands Inc	6,537	122,373
NIKE Inc - Class B	20,701	1,944,238
Nordstrom Inc	848	28,552
Norwegian Cruise Line Holdings Ltd *	3,169	164,059
NVR Inc *	50	185,868
O’Reilly Automotive Inc *	1,277	508,897
PulteGroup Inc	4,484	163,890

The accompanying notes are an integral part of the financial statements.

6

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Shares	Value $
Common Stocks — 44.91%

Consumer Discretionary — 4.49%
PVH Corp	970	85,583
Ralph Lauren Corp	804	76,758
Ross Stores Inc	6,307	692,824
Royal Caribbean Cruises Ltd	2,416	261,725
Starbucks Corp	20,325	1,797,137
Tapestry Inc	2,908	75,753
Target Corp	8,557	914,829
Tiffany & Co	1,629	150,894
TJX Cos Inc/The	20,693	1,153,428
Tractor Supply Co	1,548	140,001
Ulta Beauty Inc *	911	228,342
Under Armour Inc - Class A *	2,701	53,858
Under Armour Inc - Class C *	3,871	70,181
VF Corp	5,479	487,576
Whirlpool Corp	955	151,234
Wynn Resorts Ltd	1,509	164,058
Yum! Brands Inc	5,016	568,965

		40,379,469

Consumer Staples — 3.46%
Altria Group Inc	30,942	1,265,528
Archer-Daniels-Midland Co	9,541	391,849
Brown-Forman Corp - Class B	3,501	219,793
Campbell Soup Co	3,277	153,757
Church & Dwight Co Inc	3,977	299,229
Clorox Co/The	2,048	311,030
Coca-Cola Co/The	63,486	3,456,178
Colgate-Palmolive Co	14,696	1,080,303
Conagra Brands Inc	7,135	218,902
Constellation Brands Inc - Class A	2,900	601,112
Costco Wholesale Corp	7,022	2,023,108
Coty Inc - Class A	5,236	55,030
Estee Lauder Cos Inc/The - Class A	3,696	735,319
General Mills Inc	9,584	528,270
Hershey Co/The	2,571	398,479
Hormel Foods Corp	4,930	215,589
JM Smucker Co/The	1,679	184,724
Kellogg Co	4,570	294,080
Kimberly-Clark Corp	5,750	816,787
Kraft Heinz Co/The	10,062	281,082
Kroger Co/The	13,944	359,476
Lamb Weston Holdings Inc	2,411	175,328
McCormick & Co Inc	2,068	323,228
Molson Coors Brewing Co - Class B	3,017	173,478
Mondelez International Inc - Class A	24,002	1,327,790

The accompanying notes are an integral part of the financial statements.

7

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Shares	Value $
Common Stocks — 44.91%

Consumer Staples — 3.46%
Monster Beverage Corp *	6,434	373,558
PepsiCo Inc	23,336	3,199,366
Philip Morris International Inc	25,491	1,935,531
Procter & Gamble Co/The	41,016	5,101,570
Sysco Corp	8,377	665,134
Tyson Foods Inc - Class A	4,665	401,843
Walgreens Boots Alliance Inc	13,118	725,557
Walmart Inc	23,485	2,787,200

		31,079,208

Energy — 2.03%
Apache Corp	6,019	154,086
Baker Hughes a GE Co	9,397	218,010
Cabot Oil & Gas Corp	7,023	123,394
Chevron Corp	31,059	3,683,597
Cimarex Energy Co	1,417	67,931
Concho Resources Inc	3,289	223,323
ConocoPhillips	18,453	1,051,452
Devon Energy Corp	6,779	163,103
Diamondback Energy Inc	2,574	231,428
EOG Resources Inc	9,520	706,574
Exxon Mobil Corp	68,894	4,864,605
Halliburton Co	12,883	242,845
Helmerich & Payne Inc	1,317	52,772
Hess Corp	4,139	250,327
HollyFrontier Corp	2,526	135,495
Kinder Morgan Inc	30,514	628,894
Marathon Oil Corp	13,331	163,571
Marathon Petroleum Corp	10,904	662,418
National Oilwell Varco Inc	4,854	102,905
Noble Energy Inc	7,980	179,231
Occidental Petroleum Corp	14,713	654,287
ONEOK Inc	8,561	630,860
Phillips 66	7,179	735,130
Pioneer Natural Resources Co	2,783	350,018
Schlumberger Ltd	22,305	762,162
TechnipFMC PLC (United Kingdom)	6,670	161,014
Valero Energy Corp	6,768	576,904
Williams Cos Inc/The	19,467	468,376

		18,244,712

Financials — 5.86%
Affiliated Managers Group Inc	428	35,674
Aflac Inc	13,161	688,584
Allstate Corp/The	5,766	626,649

The accompanying notes are an integral part of the financial statements.

8

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Shares	Value $
Common Stocks — 44.91%

Financials — 5.86%
American Express Co	11,479	1,357,736
American International Group Inc	14,484	806,759
Ameriprise Financial Inc	2,298	338,036
Aon PLC	3,979	770,215
Arthur J Gallagher & Co	3,047	272,920
Assurant Inc	1,042	131,104
Bank of America Corp	140,185	4,089,196
Bank of New York Mellon Corp/The [1]	10,606	479,497
BB&T Corp	12,103	645,937
Berkshire Hathaway Inc - Class B *	32,092	6,675,778
BlackRock Inc	1,823	812,402
Capital One Financial Corp	7,827	712,100
Cboe Global Markets Inc	1,542	177,191
Charles Schwab Corp/The	19,638	821,458
Chubb Ltd	7,657	1,236,146
Cincinnati Financial Corp	2,397	279,658
Citigroup Inc	38,018	2,626,283
Citizens Financial Group Inc	7,966	281,757
CME Group Inc	5,553	1,173,571
Comerica Inc	1,585	104,594
Discover Financial Services	5,474	443,887
E*TRADE Financial Corp	3,699	161,609
Everest Re Group Ltd	724	192,649
Fifth Third Bancorp	7,966	218,109
First Republic Bank/CA	2,813	272,017
Franklin Resources Inc	5,310	153,247
Globe Life Inc	1,993	190,850
Goldman Sachs Group Inc/The	5,665	1,173,958
Hartford Financial Services Group Inc/The	3,716	225,227
Huntington Bancshares Inc/OH	9,923	141,601
Intercontinental Exchange Inc	8,811	812,991
Invesco Ltd	5,721	96,914
JPmorgan Chase & Co	53,343	6,277,938
KeyCorp	13,874	247,512
Lincoln National Corp	3,645	219,866
Loews Corp	4,736	243,809
M&T Bank Corp	2,407	380,234
MarketAxess Holdings Inc	549	179,798
Marsh & McLennan Cos Inc	8,390	839,420
MetLife Inc	16,667	786,016
Moody’s Corp	2,751	563,487
Morgan Stanley	21,352	911,090
MSCI Inc	1,339	291,567
Nasdaq Inc	2,026	201,283

The accompanying notes are an integral part of the financial statements.

9

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Shares	Value $
Common Stocks — 44.91%

Financials — 5.86%
Northern Trust Corp	3,680	343,418
People’s United Financial Inc	8,936	139,714
PNC Financial Services Group Inc/The	7,556	1,059,049
Principal Financial Group Inc	4,456	254,616
Progressive Corp/The	9,526	735,884
Prudential Financial Inc	6,915	622,004
Raymond James Financial Inc	2,029	167,311
Regions Financial Corp	14,772	233,693
S&P Global Inc	4,130	1,011,767
State Street Corp	5,929	350,938
SunTrust Banks Inc	5,903	406,126
SVB Financial Group *	543	113,460
Synchrony Financial	10,893	371,342
T Rowe Price Group Inc	4,082	466,369
Travelers Cos Inc/The	4,515	671,335
Unum Group	3,405	101,197
US Bancorp	25,103	1,389,200
Wells Fargo & Co	67,395	3,399,404
Willis Towers Watson PLC	1,907	367,994
Zions Bancorp NA	1,019	45,366

		52,618,511

Health Care — 6.12%
Abbott Laboratories	28,757	2,406,098
AbbVie Inc	23,837	1,804,938
ABIOMED Inc *	683	121,499
Agilent Technologies Inc	5,079	389,204
Alexion Pharmaceuticals Inc *	3,583	350,919
Align Technology Inc *	1,160	209,867
Allergan PLC	5,290	890,254
AmerisourceBergen Corp	2,637	217,104
Amgen Inc	10,041	1,943,034
Anthem Inc	4,150	996,414
Baxter International Inc	8,033	702,647
Becton Dickinson and Co	4,408	1,115,048
Biogen Inc *	3,172	738,505
Boston Scientific Corp *	22,458	913,816
Bristol-Myers Squibb Co	26,597	1,348,734
Cardinal Health Inc	5,188	244,822
Celgene Corp *	11,310	1,123,083
Centene Corp *	6,622	286,468
Cerner Corp	5,005	341,191
Cigna Corp	6,214	943,223
Cooper Cos Inc/The	774	229,878
CVS Health Corp	21,116	1,331,786

The accompanying notes are an integral part of the financial statements.

10

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Shares	Value $
Common Stocks — 44.91%

Health Care — 6.12%
Danaher Corp	10,252	1,480,696
DaVita Inc *	2,123	121,160
DENTSPLY SIRONA Inc	3,752	200,019
Edwards Lifesciences Corp *	3,331	732,520
Eli Lilly & Co	13,996	1,565,173
Gilead Sciences Inc	20,628	1,307,403
HCA Healthcare Inc	4,282	515,638
Henry Schein Inc *	2,057	130,620
Hologic Inc *	4,289	216,552
Humana Inc	2,205	563,752
IDEXX Laboratories Inc *	1,363	370,641
Illumina Inc *	2,380	724,044
Incyte Corp *	2,612	193,889
Intuitive Surgical Inc *	1,854	1,001,030
IQVIA Holdings Inc *	2,690	401,832
Johnson & Johnson	43,516	5,630,100
Laboratory Corp of America Holdings *	1,572	264,096
McKesson Corp	3,198	437,039
Medtronic PLC	21,891	2,377,800
Merck & Co Inc	42,126	3,546,167
Mettler-Toledo International Inc *	409	288,100
Mylan NV *	8,031	158,853
Nektar Therapeutics *	2,680	48,816
PerkinElmer Inc	1,071	91,217
Perrigo Co PLC	2,112	118,040
Pfizer Inc	90,123	3,238,118
Quest Diagnostics Inc	2,174	232,683
Regeneron Pharmaceuticals Inc *	1,256	348,414
ResMed Inc	2,288	309,132
Stryker Corp	5,215	1,128,005
Teleflex Inc	772	262,287
Thermo Fisher Scientific Inc	6,613	1,926,169
UnitedHealth Group Inc	15,654	3,401,927
Universal Health Services Inc - Class B	1,348	200,515
Varian Medical Systems Inc *	1,460	173,871
Vertex Pharmaceuticals Inc *	4,078	690,895
Waters Corp *	1,155	257,830
WellCare Health Plans Inc *	826	214,074
Zimmer Biomet Holdings Inc	3,341	458,619
Zoetis Inc	7,774	968,563

		54,944,831

Industrials — 4.18%
3M Co	9,420	1,548,648
Alaska Air Group Inc	2,101	136,376

The accompanying notes are an integral part of the financial statements.

11

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Shares	Value $
Common Stocks — 44.91%

Industrials — 4.18%
Allegion PLC	1,305	135,263
American Airlines Group Inc	4,489	121,068
AMETEK Inc	3,474	318,983
AO Smith Corp	2,169	103,483
Arconic Inc	4,127	107,302
Boeing Co/The	8,573	3,261,769
Caterpillar Inc	9,453	1,194,008
CH Robinson Worldwide Inc	2,236	189,568
Cintas Corp	1,361	364,884
Copart Inc *	3,013	242,034
CSX Corp	12,631	874,949
Cummins Inc	2,443	397,403
Deere & Co	5,220	880,510
Delta Air Lines Inc	10,366	597,082
Dover Corp	2,014	200,514
Eaton Corp PLC	6,913	574,816
Emerson Electric Co	10,361	692,736
Equifax Inc	1,995	280,637
Expeditors International of Washington Inc	2,869	213,138
Fastenal Co	7,042	230,062
FedEx Corp	3,976	578,786
Flowserve Corp	1,861	86,927
Fortive Corp	4,702	322,369
Fortune Brands Home & Security Inc	2,157	117,988
General Dynamics Corp	4,521	826,122
General Electric Co	141,480	1,264,831
Honeywell International Inc	11,994	2,029,385
Huntington Ingalls Industries Inc	662	140,205
IDEX Corp	1,106	181,251
IHS Markit Ltd *	6,067	405,761
Illinois Tool Works Inc	5,060	791,839
Ingersoll-Rand PLC	3,746	461,545
Jacobs Engineering Group Inc	838	76,676
JB Hunt Transport Services Inc	808	89,405
Johnson Controls International PLC	15,230	668,445
Kansas City Southern	1,617	215,077
L3Harris Technologies Inc	3,555	741,715
Lockheed Martin Corp	4,024	1,569,601
Masco Corp	4,789	199,606
Nielsen Holdings PLC	4,458	94,733
Norfolk Southern Corp	4,366	784,396
Northrop Grumman Corp	2,790	1,045,664
PACCAR Inc	6,065	424,611
Parker-Hannifin Corp	2,101	379,462

The accompanying notes are an integral part of the financial statements.

12

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Shares	Value $
Common Stocks — 44.91%

Industrials — 4.18%
Pentair PLC	2,511	94,916
Quanta Services Inc	2,585	97,713
Raytheon Co	4,639	910,125
Republic Services Inc	4,522	391,379
Robert Half International Inc	1,941	108,036
Rockwell Automation Inc	2,024	333,555
Rollins Inc	1,551	52,843
Roper Technologies Inc	1,510	538,466
Snap-on Inc	653	102,221
Southwest Airlines Co	8,352	451,092
Stanley Black & Decker Inc	2,383	344,129
Textron Inc	3,670	179,683
TransDigm Group Inc	775	403,519
Union Pacific Corp	11,867	1,922,217
United Airlines Holdings Inc *	3,800	335,958
United Parcel Service Inc - Class B	11,528	1,381,285
United Rentals Inc *	1,245	155,177
United Technologies Corp	13,211	1,803,566
Verisk Analytics Inc	2,484	392,820
Wabtec Corp	2,100	150,906
Waste Management Inc	7,074	813,510
WW Grainger Inc	717	213,057
Xylem Inc/NY	2,912	231,853

		37,569,659

Information Technology — 9.91%
Accenture PLC - Class A	10,479	2,015,636
Adobe Inc *	7,956	2,197,845
Advanced Micro Devices Inc *	16,141	467,928
Akamai Technologies Inc *	2,462	224,978
Alliance Data Systems Corp	625	80,081
Amphenol Corp - Class A	5,207	502,476
Analog Devices Inc	5,285	590,493
ANSYS Inc *	1,369	303,042
Apple Inc	70,953	15,891,343
Applied Materials Inc	15,590	777,941
Arista Networks Inc *	787	188,030
Autodesk Inc *	3,520	519,904
Automatic Data Processing Inc	7,191	1,160,771
Broadcom Inc	6,448	1,780,099
Broadridge Financial Solutions Inc	1,867	232,311
Cadence Design Systems Inc *	4,387	289,893
CDW Corp	2,025	249,561
Cisco Systems Inc	71,890	3,552,084
Citrix Systems Inc	2,124	205,008

The accompanying notes are an integral part of the financial statements.

13

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Shares	Value $
Common Stocks — 44.91%

Information Technology — 9.91%
Cognizant Technology Solutions Corp - Class A	9,388	565,768
Corning Inc	13,126	374,354
DXC Technology Co	2,851	84,105
F5 Networks Inc *	1,005	141,122
Fidelity National Information Services Inc	9,666	1,283,258
Fiserv Inc *	9,035	935,936
FleetCor Technologies Inc *	1,404	402,639
FLIR Systems Inc	2,258	118,748
Fortinet Inc *	2,373	182,151
Gartner Inc *	1,583	226,353
Global Payments Inc	4,541	722,019
Hewlett Packard Enterprise Co	22,998	348,880
HP Inc	25,487	482,214
Intel Corp	73,100	3,766,843
International Business Machines Corp	14,679	2,134,620
Intuit Inc	4,223	1,123,065
IPG Photonics Corp *	677	91,801
Jack Henry & Associates Inc	1,120	163,486
Juniper Networks Inc	6,274	155,282
Keysight Technologies Inc *	2,585	251,391
KLA Corp	2,572	410,105
Lam Research Corp	2,346	542,184
Leidos Holdings Inc	2,095	179,918
Mastercard Inc - Class A	14,741	4,003,213
Maxim Integrated Products Inc	4,372	253,183
Microchip Technology Inc	4,032	374,613
Micron Technology Inc *	17,953	769,286
Microsoft Corp	124,310	17,282,819
Motorola Solutions Inc	2,683	457,210
NetApp Inc	3,670	192,712
NVIDIA Corp	9,790	1,704,145
Oracle Corp	42,051	2,314,067
Paychex Inc	5,228	432,722
PayPal Holdings Inc *	19,026	1,970,903
Qorvo Inc *	1,784	132,266
QUALCOMM Inc	19,576	1,493,257
salesforce.com Inc *	14,057	2,086,621
Seagate Technology PLC	4,409	237,160
Skyworks Solutions Inc	3,015	238,939
Symantec Corp	9,946	235,024
Synopsys Inc *	2,385	327,341
TE Connectivity Ltd	4,800	447,264
Texas Instruments Inc	15,441	1,995,595
VeriSign Inc *	1,587	299,356

The accompanying notes are an integral part of the financial statements.

14

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Shares	Value $
Common Stocks — 44.91%

Information Technology — 9.91%
Visa Inc - Class A	28,594	4,918,454
Western Digital Corp	4,312	257,168
Western Union Co/The	8,365	193,817
Xerox Holdings Corp	1,674	50,069
Xilinx Inc	4,043	387,724

		88,970,594

Materials — 1.25%
Air Products & Chemicals Inc	3,596	797,809
Albemarle Corp	1,675	116,445
Amcor PLC (United Kingdom)	28,462	277,505
Avery Dennison Corp	1,384	157,181
Ball Corp	5,148	374,826
Celanese Corp	2,168	265,125
CF Industries Holdings Inc	3,678	180,958
Corteva Inc	12,684	355,152
Dow Inc	12,252	583,808
DuPont de Nemours Inc	12,361	881,462
Eastman Chemical Co	2,033	150,096
Ecolab Inc	4,348	861,078
FMC Corp	1,745	153,002
Freeport-McMoRan Inc	22,406	214,425
International Flavors & Fragrances Inc	1,442	176,919
International Paper Co	6,958	290,984
Linde PLC (United Kingdom)	9,081	1,759,171
LyondellBasell Industries NV - Class A	5,109	457,102
Martin Marietta Materials Inc	1,015	278,212
Mosaic Co/The	4,828	98,974
Newmont Goldcorp Corp	14,801	561,254
Nucor Corp	4,926	250,783
Packaging Corp of America	1,664	176,550
PPG Industries Inc	3,983	472,025
Sealed Air Corp	2,182	90,575
Sherwin-Williams Co/The	1,355	745,074
Vulcan Materials Co	2,199	332,577
Westrock Co	3,780	137,781

		11,196,853

Real Estate — 1.56%
Alexandria Real Estate Equities Inc REIT	2,138	329,338
American Tower Corp REIT	7,483	1,654,716
Apartment Investment & Management Co - Class A REIT	3,224	168,099
AvalonBay Communities Inc REIT	2,468	531,434
Boston Properties Inc REIT	2,823	366,030
CBRE Group Inc - Class A *	5,698	302,051

The accompanying notes are an integral part of the financial statements.

15

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Shares	Value $
Common Stocks — 44.91%

Real Estate — 1.56%
Crown Castle International Corp REIT	7,117	989,334
Digital Realty Trust Inc REIT	3,677	477,311
Duke Realty Corp REIT	7,181	243,939
Equinix Inc REIT	1,455	839,244
Equity Residential REIT	6,504	561,035
Essex Property Trust Inc REIT	1,235	403,413
Extra Space Storage Inc REIT	2,210	258,172
Federal Realty Investment Trust REIT	1,337	182,019
HCP Inc REIT	8,394	299,078
Host Hotels & Resorts Inc REIT	9,476	163,840
Iron Mountain Inc REIT	4,712	152,622
Kimco Realty Corp REIT	7,784	162,530
Macerich Co/The REIT	2,273	71,804
Mid-America Apartment Communities Inc REIT	2,110	274,321
Prologis Inc REIT	10,817	921,825
Public Storage REIT	2,716	666,153
Realty Income Corp REIT	5,655	433,625
Regency Centers Corp REIT	3,413	237,169
SBA Communications Corp REIT	1,912	461,079
Simon Property Group Inc REIT	5,367	835,374
SL Green Realty Corp REIT	1,747	142,817
UDR Inc REIT	5,067	245,648
Ventas Inc REIT	6,057	442,343
Vornado Realty Trust REIT	3,086	196,486
Welltower Inc REIT	6,897	625,213
Weyerhaeuser Co REIT	13,016	360,543

		13,998,605

Utilities — 1.41%
AES Corp	33,720	550,985
Alliant Energy Corp	21,411	1,154,695
American Water Works Co Inc	7,154	888,741
Atmos Energy Corp	5,570	634,367
CenterPoint Energy Inc	21,832	658,890
CMS Energy Corp	17,490	1,118,486
Consolidated Edison Inc	14,694	1,388,142
Eversource Energy	16,821	1,437,691
NiSource Inc	24,183	723,555
PPL Corp	40,740	1,282,903
Sempra Energy	9,084	1,340,889
WEC Energy Group Inc	15,382	1,462,828

		12,642,172

Total Common Stocks (Cost $391,641,206)		403,325,785

The accompanying notes are an integral part of the financial statements.

16

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Agencies — 0.03%
Private Export Funding Corp	2.80	05/15/2022	284,000	291,720

Basic Industry — 0.43%
Air Products & Chemicals Inc	3.35	07/31/2024	100,000	105,482
ArcelorMittal (Luxembourg)	3.60	07/16/2024	100,000	101,018
Barrick North America Finance LLC (Canada)	5.70	05/30/2041	10,000	12,568
Barrick North America Finance LLC (Canada)	5.75	05/01/2043	25,000	32,733
BHP Billiton Finance USA Ltd (Australia)	5.00	09/30/2043	142,000	183,327
Dow Chemical Co/The	3.00	11/15/2022	150,000	152,829
Dow Chemical Co/The	5.25	11/15/2041	30,000	34,402
DowDuPont Inc	5.32	11/15/2038	235,000	286,833
DowDuPont Inc	5.42	11/15/2048	40,000	50,642
Eastman Chemical Co	3.80	03/15/2025	150,000	157,151
Ecolab Inc	2.38	08/10/2022	150,000	151,293
Fmc Corp	4.50	10/01/2049	100,000	104,069
Georgia-Pacific LLC	8.88	05/15/2031	75,000	118,822
International Paper Co	3.65	06/15/2024	200,000	210,327
International Paper Co	4.80	06/15/2044	100,000	108,198
LyondellBasell Industries NV	4.62	02/26/2055	140,000	144,979
Methanex Corp (Canada)	4.25	12/01/2024	100,000	100,776
Methanex Corp (Canada)	5.25	12/15/2029	100,000	100,404
Mosaic Co/The	4.25	11/15/2023	30,000	31,788
Mosaic Co/The	4.88	11/15/2041	95,000	93,836
Newmont Goldcorp Corp	2.80	10/01/2029	100,000	98,828
Newmont Goldcorp Corp	6.25	10/01/2039	100,000	132,918
Nutrien Ltd (Canada)	4.00	12/15/2026	150,000	160,647
Nutrien Ltd (Canada)	4.90	06/01/2043	100,000	109,810
Praxair Inc	3.00	09/01/2021	75,000	76,472
Praxair Inc	3.20	01/30/2026	92,000	97,337
Rio Tinto Alcan Inc (Canada)	6.12	12/15/2033	67,000	90,797
Sherwin-Williams Co/The	3.45	06/01/2027	190,000	198,706
Sherwin-Williams Co/The	4.55	08/01/2045	242,000	269,999
Southern Copper Corp (Peru)	6.75	04/16/2040	100,000	130,008
Vale Overseas Ltd (Brazil)	4.38	01/11/2022	100,000	103,250
Vale Overseas Ltd (Brazil)	6.88	11/21/2036	100,000	126,700

				3,876,949

Capital Goods — 0.76%
3M Co	2.25	09/19/2026	242,000	242,009
3M Co	2.88	10/15/2027	300,000	311,726
Boeing Co/The	5.88	02/15/2040	75,000	102,049
Boeing Co/The	3.90	05/01/2049	100,000	109,787
Caterpillar Inc	5.30	09/15/2035	67,000	86,127
Caterpillar Inc	4.30	05/15/2044	100,000	119,694

The accompanying notes are an integral part of the financial statements.

17

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Capital Goods — 0.76%
Caterpillar Inc	3.25	09/19/2049	200,000	207,951
Deere & Co	2.60	06/08/2022	200,000	203,320
Deere & Co	3.90	06/09/2042	73,000	84,116
Eaton Corp	3.10	09/15/2027	100,000	104,050
Fortive Corp	3.15	06/15/2026	35,000	35,533
Fortive Corp	4.30	06/15/2046	100,000	105,994
General Dynamics Corp	2.25	11/15/2022	159,000	160,321
General Electric Co	2.70	10/09/2022	235,000	235,658
General Electric Co	6.75	03/15/2032	142,000	178,568
General Electric Co	5.88	01/14/2038	121,000	145,488
Hubbell Inc	3.35	03/01/2026	142,000	145,376
Illinois Tool Works Inc	2.65	11/15/2026	142,000	146,911
Ingersoll-Rand Global Holding Co Ltd	3.75	08/21/2028	160,000	170,738
John Deere Capital Corp	2.95	04/01/2022	100,000	102,484
John Deere Capital Corp	2.80	03/06/2023	200,000	205,683
Johnson Controls International PLC	5.12	09/14/2045	19,000	22,170
L3Harris Technologies Inc	4.40	06/15/2028	150,000	168,516
Lockheed Martin Corp	3.35	09/15/2021	100,000	102,624
Lockheed Martin Corp	4.09	09/15/2052	150,000	176,419
Masco Corp	5.95	03/15/2022	100,000	107,550
Northrop Grumman Corp	2.55	10/15/2022	150,000	152,006
Northrop Grumman Corp	2.93	01/15/2025	150,000	154,626
Northrop Grumman Corp	3.25	01/15/2028	300,000	314,849
Northrop Grumman Corp	4.03	10/15/2047	100,000	113,423
Owens Corning	4.20	12/01/2024	100,000	105,265
Parker-Hannifin Corp	4.00	06/14/2049	20,000	21,947
Republic Services Inc	3.55	06/01/2022	200,000	207,212
Rockwell Collins Inc	4.80	12/15/2043	25,000	30,193
Rockwell Collins Inc	4.35	04/15/2047	70,000	81,778
Roper Technologies Inc	4.20	09/15/2028	200,000	219,642
Snap-on Inc	3.25	03/01/2027	100,000	105,552
United Technologies Corp	2.30	05/04/2022	200,000	201,845
United Technologies Corp	3.65	08/16/2023	150,000	158,735
United Technologies Corp	3.12	05/04/2027	30,000	31,436
United Technologies Corp	4.50	06/01/2042	100,000	119,755
United Technologies Corp	4.05	05/04/2047	100,000	114,897
United Technologies Corp	4.62	11/16/2048	35,000	43,698
Wabtec Corp	4.95	09/15/2028	300,000	330,804
Waste Connections Inc	3.50	05/01/2029	100,000	106,675
Waste Management Inc	3.15	11/15/2027	100,000	105,241
Waste Management Inc	3.90	03/01/2035	100,000	110,277
Waste Management Inc	4.15	07/15/2049	100,000	116,534
WW Grainger Inc	3.75	05/15/2046	97,000	100,342

				6,827,594

The accompanying notes are an integral part of the financial statements.

18

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Communications — 1.29%
Activision Blizzard Inc	3.40	06/15/2027	100,000	103,964
America Movil SAB de CV (Mexico)	3.62	04/22/2029	200,000	212,604
America Movil SAB de CV (Mexico)	6.12	03/30/2040	100,000	135,577
America Movil SAB de CV (Mexico)	4.38	04/22/2049	200,000	230,556
American Tower Corp	3.00	06/15/2023	100,000	102,293
American Tower Corp	3.80	08/15/2029	40,000	42,692
AT&T Inc	3.88	08/15/2021	36,000	37,133
AT&T Inc	3.00	06/30/2022	100,000	102,073
AT&T Inc	3.80	03/01/2024	100,000	105,682
AT&T Inc	4.45	04/01/2024	240,000	259,604
AT&T Inc	3.40	05/15/2025	340,000	354,737
AT&T Inc	2.95	07/15/2026	20,000	20,236
AT&T Inc	3.80	02/15/2027	520,000	550,333
AT&T Inc	4.25	03/01/2027	270,000	293,764
AT&T Inc	4.35	03/01/2029	60,000	66,269
AT&T Inc	4.85	03/01/2039	40,000	45,353
AT&T Inc	5.35	09/01/2040	125,000	146,461
AT&T Inc	4.85	07/15/2045	150,000	167,313
AT&T Inc	4.75	05/15/2046	180,000	199,614
AT&T Inc	4.55	03/09/2049	153,000	165,392
CBS Corp	4.30	02/15/2021	125,000	127,690
CBS Corp	2.50	02/15/2023	100,000	100,277
CBS Corp	4.00	01/15/2026	15,000	15,989
CBS Corp	3.38	02/15/2028	150,000	152,905
CBS Corp	4.60	01/15/2045	100,000	108,457
Charter Communications Operating LLC / Charter Communications Operating Capital	4.91	07/23/2025	300,000	329,087
Charter Communications Operating LLC / Charter Communications Operating Capital	5.38	05/01/2047	300,000	326,870
Comcast Corp	2.75	03/01/2023	145,000	148,585
Comcast Corp	3.70	04/15/2024	110,000	117,295
Comcast Corp	3.15	03/01/2026	100,000	104,708
Comcast Corp	3.55	05/01/2028	20,000	21,485
Comcast Corp	3.20	07/15/2036	250,000	255,769
Comcast Corp	6.45	03/15/2037	108,000	151,238
Comcast Corp	3.90	03/01/2038	25,000	27,607
Comcast Corp	4.60	10/15/2038	100,000	119,460
Comcast Corp	4.60	08/15/2045	85,000	101,916
Comcast Corp	4.00	03/01/2048	185,000	204,640
Comcast Corp	4.70	10/15/2048	135,000	165,300
Crown Castle International Corp	4.88	04/15/2022	35,000	37,207
Crown Castle International Corp	4.45	02/15/2026	150,000	164,261

The accompanying notes are an integral part of the financial statements.

19

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Communications — 1.29%
Deutsche Telekom International Finance BV (Germany)	8.75	06/15/2030	100,000	147,657
Discovery Communications LLC	2.95	03/20/2023	120,000	121,919
Discovery Communications LLC	4.13	05/15/2029	50,000	52,628
Discovery Communications LLC	4.88	04/01/2043	100,000	104,051
Discovery Communications LLC	5.20	09/20/2047	120,000	131,214
Discovery Communications LLC	5.30	05/15/2049	50,000	55,253
Grupo Televisa SAB (Mexico)	6.63	03/18/2025	150,000	175,460
Interpublic Group of Cos Inc/The	3.50	10/01/2020	200,000	202,349
Interpublic Group of Cos Inc/The	3.75	10/01/2021	150,000	153,774
Interpublic Group of Cos Inc/The	4.65	10/01/2028	150,000	168,085
Interpublic Group of Cos Inc/The	5.40	10/01/2048	100,000	119,023
Rogers Communications Inc (Canada)	4.30	02/15/2048	15,000	17,236
Rogers Communications Inc (Canada)	4.35	05/01/2049	200,000	230,147
Telefonica Emisiones SA (Spain)	5.21	03/08/2047	270,000	314,067
Time Warner Cable LLC	7.30	07/01/2038	150,000	189,704
TWDC Enterprises 18 Corp	2.35	12/01/2022	150,000	152,158
TWDC Enterprises 18 Corp	2.95	06/15/2027	100,000	106,458
TWDC Enterprises 18 Corp	4.12	06/01/2044	125,000	150,973
Verizon Communications Inc	2.95	03/15/2022	150,000	153,586
Verizon Communications Inc	3.13	03/16/2022	100,000	102,882
Verizon Communications Inc	5.15	09/15/2023	100,000	111,887
Verizon Communications Inc	4.13	03/16/2027	290,000	320,211
Verizon Communications Inc	4.02	12/03/2029	85,000	94,463
Verizon Communications Inc	4.50	08/10/2033	160,000	185,783
Verizon Communications Inc	5.25	03/16/2037	150,000	185,709
Verizon Communications Inc	4.81	03/15/2039	130,000	155,812
Verizon Communications Inc	4.75	11/01/2041	100,000	118,601
Verizon Communications Inc	4.86	08/21/2046	76,000	92,825
Verizon Communications Inc	5.50	03/16/2047	120,000	158,378
Verizon Communications Inc	5.01	04/15/2049	110,000	138,306
Viacom Inc	6.88	04/30/2036	200,000	261,441
Vodafone Group PLC (United Kingdom)	3.75	01/16/2024	150,000	157,944
Vodafone Group PLC (United Kingdom)	4.38	05/30/2028	75,000	82,838
Vodafone Group PLC (United Kingdom)	5.00	05/30/2038	60,000	68,564
Vodafone Group PLC (United Kingdom)	5.25	05/30/2048	60,000	69,548
Vodafone Group PLC (United Kingdom)	4.25	09/17/2050	30,000	30,558
Vodafone Group PLC (United Kingdom)	5.13	06/19/2059	50,000	57,262
Walt Disney Co (The)	1.75	08/30/2024	65,000	64,359
Walt Disney Co (The)	2.00	09/01/2029	125,000	121,744
Walt Disney Co (The)	2.75	09/01/2049	100,000	95,973

				11,543,226

Consumer, Cyclical — 0.93%
Alibaba Group Holding Ltd (China)	3.60	11/28/2024	285,000	299,869

The accompanying notes are an integral part of the financial statements.

20

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Consumer, Cyclical — 0.93%
Alibaba Group Holding Ltd (China)	4.00	12/06/2037	200,000	218,100
Amazon.com Inc	5.20	12/03/2025	200,000	235,226
Amazon.com Inc	3.88	08/22/2037	215,000	247,363
American Honda Finance Corp	2.65	02/12/2021	15,000	15,146
American Honda Finance Corp	1.70	09/09/2021	100,000	99,557
American Honda Finance Corp	3.45	07/14/2023	50,000	52,442
Automatic Data Processing Inc	3.38	09/15/2025	150,000	160,704
Costco Wholesale Corp	3.00	05/18/2027	30,000	31,790
Cummins Inc	4.88	10/01/2043	10,000	12,781
Daimler Finance North America LLC (Germany)	8.50	01/18/2031	100,000	148,981
Darden Restaurants Inc	4.55	02/15/2048	5,000	5,280
Dollar Tree Inc	4.20	05/15/2028	30,000	32,236
eBay Inc	3.80	03/09/2022	10,000	10,342
eBay Inc	3.60	06/05/2027	10,000	10,415
Ford Motor Co	4.35	12/08/2026	80,000	80,213
Ford Motor Co	7.40	11/01/2046	75,000	85,259
Ford Motor Co	5.29	12/08/2046	240,000	221,733
Ford Motor Credit Co LLC	2.98	08/03/2022	200,000	198,355
General Motors Co	5.15	04/01/2038	150,000	151,447
General Motors Co	5.20	04/01/2045	10,000	9,875
General Motors Co	6.75	04/01/2046	155,000	177,307
General Motors Financial Co Inc	3.20	07/06/2021	490,000	495,026
General Motors Financial Co Inc	3.55	07/08/2022	100,000	102,047
General Motors Financial Co Inc	4.30	07/13/2025	25,000	25,964
General Motors Financial Co Inc	4.35	01/17/2027	250,000	256,965
Home Depot Inc/The	4.40	04/01/2021	142,000	146,654
Home Depot Inc/The	3.00	04/01/2026	150,000	157,153
Home Depot Inc/The	4.88	02/15/2044	200,000	257,823
Home Depot Inc/The	3.50	09/15/2056	24,000	25,534
IHS Markit Ltd	3.63	05/01/2024	74,000	76,671
Lowe’s Cos Inc	3.65	04/05/2029	100,000	106,923
Lowe’s Cos Inc	3.70	04/15/2046	150,000	151,047
Lowe’s Cos Inc	4.55	04/05/2049	100,000	115,094
Macy’s Retail Holdings Inc	2.88	02/15/2023	120,000	118,626
Marriott International Inc	3.25	09/15/2022	100,000	102,162
Marriott International Inc	4.15	12/01/2023	75,000	79,825
Marriott International Inc	3.13	06/15/2026	15,000	15,282
Marriott International Inc	4.65	12/01/2028	75,000	84,440
Mastercard Inc	3.38	04/01/2024	100,000	106,207
McDonald’s Corp	2.75	12/09/2020	200,000	201,590
McDonald’s Corp	3.63	05/20/2021	100,000	102,556
McDonald’s Corp	4.70	12/09/2035	25,000	29,702
McDonald’s Corp	3.63	09/01/2049	20,000	20,216

The accompanying notes are an integral part of the financial statements.

21

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Consumer, Cyclical — 0.93%
NIKE Inc	2.25	05/01/2023	73,000	74,094
NIKE Inc	3.88	11/01/2045	71,000	81,143
PACCAR Financial Corp	2.30	08/10/2022	150,000	151,054
Royal Caribbean Cruises Ltd	7.50	10/15/2027	100,000	127,435
Starbucks Corp	2.70	06/15/2022	142,000	144,307
Starbucks Corp	2.45	06/15/2026	92,000	92,672
Starbucks Corp	4.00	11/15/2028	100,000	111,247
Starbucks Corp	3.55	08/15/2029	100,000	107,869
Starbucks Corp	4.45	08/15/2049	100,000	115,866
Target Corp	4.00	07/01/2042	140,000	161,329
Toyota Motor Credit Corp	1.90	04/08/2021	155,000	155,042
Toyota Motor Credit Corp	3.30	01/12/2022	242,000	249,598
Visa Inc	2.80	12/14/2022	135,000	138,806
Visa Inc	4.30	12/14/2045	146,000	181,178
Visa Inc	3.65	09/15/2047	20,000	22,786
Walgreen Co	3.10	09/15/2022	70,000	71,687
Walgreens Boots Alliance Inc	3.45	06/01/2026	90,000	92,942
Walmart Inc	3.40	06/26/2023	85,000	89,475
Walmart Inc	3.30	04/22/2024	242,000	255,604
Walmart Inc	2.85	07/08/2024	50,000	51,960
Walmart Inc	3.70	06/26/2028	215,000	238,284
Walmart Inc	3.25	07/08/2029	100,000	108,028
Walmart Inc	3.95	06/28/2038	30,000	35,144
Walmart Inc	4.05	06/29/2048	160,000	192,489

				8,331,967

Consumer, Non-cyclical — 2.22%
Abbott Laboratories	2.55	03/15/2022	81,000	81,846
Abbott Laboratories	2.95	03/15/2025	228,000	236,610
Abbott Laboratories	3.75	11/30/2026	161,000	175,400
AbbVie Inc	3.20	05/14/2026	270,000	274,931
AbbVie Inc	4.25	11/14/2028	40,000	43,401
AbbVie Inc	4.70	05/14/2045	140,000	149,767
AbbVie Inc	4.45	05/14/2046	130,000	134,656
AbbVie Inc	4.88	11/14/2048	30,000	33,097
Allergan Finance LLC	3.25	10/01/2022	100,000	102,137
Allergan Funding SCS	3.80	03/15/2025	80,000	83,770
Allergan Funding SCS	4.75	03/15/2045	100,000	105,948
Altria Group Inc	3.80	02/14/2024	50,000	52,267
Altria Group Inc	4.40	02/14/2026	50,000	53,467
Altria Group Inc	4.80	02/14/2029	65,000	71,203
Altria Group Inc	5.80	02/14/2039	40,000	46,326
Altria Group Inc	5.38	01/31/2044	135,000	150,070
Altria Group Inc	6.20	02/14/2059	55,000	64,489
AmerisourceBergen Corp	3.45	12/15/2027	150,000	155,004

The accompanying notes are an integral part of the financial statements.

22

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Consumer, Non-cyclical — 2.22%
Amgen Inc	3.63	05/15/2022	25,000	25,863
Amgen Inc	3.20	11/02/2027	100,000	104,547
Amgen Inc	4.40	05/01/2045	140,000	158,212
Amgen Inc	4.66	06/15/2051	100,000	117,083
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc (Belgium)	3.65	02/01/2026	100,000	107,130
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc (Belgium)	4.90	02/01/2046	100,000	119,323
Anheuser-Busch InBev Finance Inc (Belgium)	2.65	02/01/2021	300,000	302,843
Anheuser-Busch InBev Finance Inc (Belgium)	3.30	02/01/2023	180,000	186,873
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.00	04/13/2028	150,000	165,432
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.75	01/23/2029	105,000	122,037
Anheuser-Busch InBev Worldwide Inc (Belgium)	5.45	01/23/2039	45,000	56,887
Anheuser-Busch InBev Worldwide Inc (Belgium)	3.75	07/15/2042	200,000	207,009
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.60	04/15/2048	100,000	115,334
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.75	04/15/2058	300,000	351,393
Anheuser-Busch InBev Worldwide Inc (Belgium)	5.80	01/23/2059	110,000	148,534
Archer-Daniels-Midland Co	2.50	08/11/2026	150,000	151,632
Ascension Health	3.95	11/15/2046	15,000	17,676
Ascension Health	4.85	11/15/2053	44,000	59,799
AstraZeneca PLC (United Kingdom)	6.45	09/15/2037	135,000	190,504
BAT Capital Corp (United Kingdom)	4.39	08/15/2037	100,000	96,894
Baxalta Inc	4.00	06/23/2025	260,000	280,049
Becton Dickinson and Co	3.13	11/08/2021	90,000	91,494
Becton Dickinson and Co	3.73	12/15/2024	250,000	264,529
Becton Dickinson and Co	4.67	06/06/2047	120,000	141,717
Biogen Inc	4.05	09/15/2025	250,000	270,829
Boston Scientific Corp	3.85	05/15/2025	30,000	32,238
Boston Scientific Corp	4.00	03/01/2028	150,000	164,408
Bristol-Myers Squibb Co	2.00	08/01/2022	209,000	208,911
Bristol-Myers Squibb Co	3.25	02/27/2027	50,000	53,420
Bristol-Myers Squibb Co	3.25	08/01/2042	200,000	202,306
Bunge Ltd Finance Corp	3.00	09/25/2022	300,000	303,485
Campbell Soup Co	2.50	08/02/2022	100,000	100,365

The accompanying notes are an integral part of the financial statements.

23

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Consumer, Non-cyclical — 2.22%
Campbell Soup Co	4.15	03/15/2028	30,000	32,303
Cardinal Health Inc	3.08	06/15/2024	130,000	131,597
Cardinal Health Inc	3.41	06/15/2027	120,000	119,001
Church & Dwight Co Inc	3.15	08/01/2027	125,000	128,350
Coca-Cola Co/The	3.15	11/15/2020	100,000	101,360
Coca-Cola Co/The	2.50	04/01/2023	50,000	51,201
Coca-Cola Co/The	2.88	10/27/2025	100,000	104,649
Conagra Brands Inc	3.80	10/22/2021	150,000	154,808
Conagra Brands Inc	5.30	11/01/2038	20,000	23,101
Conagra Brands Inc	5.40	11/01/2048	20,000	23,727
Constellation Brands Inc	2.70	05/09/2022	150,000	151,891
CVS Health Corp	2.12	06/01/2021	130,000	129,869
CVS Health Corp	2.75	12/01/2022	250,000	252,938
CVS Health Corp	3.88	07/20/2025	150,000	158,709
CVS Health Corp	2.88	06/01/2026	140,000	140,322
CVS Health Corp	4.30	03/25/2028	210,000	227,080
CVS Health Corp	3.25	08/15/2029	40,000	40,184
CVS Health Corp	4.78	03/25/2038	100,000	109,518
CVS Health Corp	5.12	07/20/2045	160,000	181,354
CVS Health Corp	5.05	03/25/2048	160,000	181,589
Diageo Capital PLC (United Kingdom)	3.88	04/29/2043	50,000	56,918
Diageo Investment Corp (United Kingdom)	2.88	05/11/2022	100,000	102,283
Eli Lilly & Co	2.75	06/01/2025	32,000	33,035
Eli Lilly & Co	3.10	05/15/2027	200,000	210,311
Eli Lilly & Co	3.95	03/15/2049	150,000	174,086
Estee Lauder Cos Inc/The	4.15	03/15/2047	13,000	15,464
Express Scripts Holding Co	3.50	06/15/2024	250,000	261,068
Express Scripts Holding Co	3.40	03/01/2027	270,000	278,930
Express Scripts Holding Co	4.80	07/15/2046	100,000	111,946
General Mills Inc	3.15	12/15/2021	200,000	204,051
General Mills Inc	3.20	02/10/2027	100,000	104,661
Gilead Sciences Inc	3.25	09/01/2022	100,000	103,310
Gilead Sciences Inc	2.95	03/01/2027	50,000	51,556
Gilead Sciences Inc	4.75	03/01/2046	136,000	161,874
Gilead Sciences Inc	4.15	03/01/2047	24,000	26,700
Glaxosmithkline Capital Inc (United Kingdom)	3.38	05/15/2023	45,000	46,984
Glaxosmithkline Capital Inc (United Kingdom)	3.88	05/15/2028	140,000	154,503
Glaxosmithkline Capital Inc (United Kingdom)	6.38	05/15/2038	100,000	143,809
Glaxosmithkline Capital PLC (United Kingdom)	2.85	05/08/2022	242,000	247,063
Glaxosmithkline Capital PLC (United Kingdom)	2.88	06/01/2022	200,000	204,335

The accompanying notes are an integral part of the financial statements.

24

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Consumer, Non-cyclical — 2.22%
Glaxosmithkline Capital PLC (United Kingdom)	3.00	06/01/2024	200,000	207,021
HCA Inc	5.00	03/15/2024	200,000	218,390
HCA Inc	4.50	02/15/2027	200,000	214,436
HCA Inc	4.13	06/15/2029	40,000	41,947
HCA Inc	5.13	06/15/2039	20,000	21,814
HCA Inc	5.25	06/15/2049	40,000	43,634
Johnson & Johnson	1.65	03/01/2021	150,000	149,695
Johnson & Johnson	3.63	03/03/2037	30,000	33,443
Johnson & Johnson	4.50	12/05/2043	200,000	249,622
Johnson & Johnson	3.70	03/01/2046	27,000	30,470
Kaiser Foundation Hospitals	3.50	04/01/2022	300,000	312,328
Kellogg Co	4.00	12/15/2020	25,000	25,530
Keurig Dr Pepper Inc	4.06	05/25/2023	150,000	158,632
Keurig Dr Pepper Inc	4.42	12/15/2046	100,000	107,596
Kimberly-Clark Corp	3.90	05/04/2047	5,000	5,748
Kraft Heinz Foods Co	4.62	01/30/2029	150,000	162,260
Kraft Heinz Foods Co	6.88	01/26/2039	54,000	66,555
Kraft Heinz Foods Co	4.38	06/01/2046	150,000	143,211
Kroger Co/The	3.30	01/15/2021	100,000	101,313
Kroger Co/The	5.40	07/15/2040	100,000	112,803
Kroger Co/The	4.45	02/01/2047	120,000	123,789
McCormick & Co Inc	2.70	08/15/2022	240,000	243,300
McKesson Corp	3.95	02/16/2028	10,000	10,492
Medtronic Inc	3.50	03/15/2025	392,000	420,770
Medtronic Inc	4.63	03/15/2045	82,000	105,267
Merck & Co Inc	2.40	09/15/2022	218,000	221,396
Merck & Co Inc	3.40	03/07/2029	100,000	108,476
Merck & Co Inc	3.90	03/07/2039	50,000	57,952
Merck & Co Inc	3.70	02/10/2045	53,000	59,772
Merck & Co Inc	4.00	03/07/2049	50,000	59,417
Molson Coors Brewing Co	3.00	07/15/2026	100,000	101,048
Molson Coors Brewing Co	4.20	07/15/2046	100,000	101,052
Mylan NV	3.95	06/15/2026	100,000	103,331
Mylan NV	5.25	06/15/2046	135,000	143,844
New York And Presbyterian Hospital/The	4.02	08/01/2045	78,000	91,932
Novartis Capital Corp (Switzerland)	3.00	11/20/2025	100,000	105,256
Novartis Capital Corp (Switzerland)	4.40	05/06/2044	100,000	123,699
Partners Healthcare System Inc	4.12	07/01/2055	164,000	193,286
PepsiCo Inc	2.25	05/02/2022	200,000	201,744
PepsiCo Inc	4.45	04/14/2046	100,000	124,578
PepsiCo Inc	3.45	10/06/2046	121,000	130,402
Pfizer Inc	7.20	03/15/2039	170,000	266,574
Pfizer Inc	4.20	09/15/2048	50,000	59,034

The accompanying notes are an integral part of the financial statements.

25

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Consumer, Non-cyclical — 2.22%
Pfizer Inc	4.00	03/15/2049	50,000	57,716
Philip Morris International Inc	3.38	08/11/2025	50,000	52,618
Philip Morris International Inc	3.12	03/02/2028	100,000	102,742
Philip Morris International Inc	3.88	08/21/2042	50,000	51,122
Philip Morris International Inc	4.25	11/10/2044	100,000	109,363
Procter & Gamble Co/The	1.70	11/03/2021	100,000	99,912
Procter & Gamble Co/The	2.45	11/03/2026	100,000	102,433
Providence St Joseph Health Obligated Group	3.74	10/01/2047	10,000	11,006
Reynolds American Inc (United Kingdom)	4.45	06/12/2025	100,000	106,655
Reynolds American Inc (United Kingdom)	6.15	09/15/2043	100,000	112,819
Stryker Corp	3.65	03/07/2028	100,000	108,340
Sysco Corp	2.60	06/12/2022	100,000	101,227
Sysco Corp	4.50	04/01/2046	100,000	116,018
Thermo Fisher Scientific Inc	4.15	02/01/2024	100,000	107,355
Tyson Foods Inc	4.55	06/02/2047	100,000	112,146
Unilever Capital Corp (United Kingdom)	4.25	02/10/2021	142,000	146,198
Unilever Capital Corp (United Kingdom)	5.90	11/15/2032	142,000	193,124
Wyeth LLC	6.45	02/01/2024	364,000	429,036
Zoetis Inc	4.70	02/01/2043	150,000	179,664

				19,931,936

Energy — 1.34%
Apache Corp	3.25	04/15/2022	13,000	13,234
Apache Corp	5.10	09/01/2040	100,000	99,658
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	2.77	12/15/2022	35,000	35,583
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	3.34	12/15/2027	25,000	25,645
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	4.08	12/15/2047	25,000	25,163
BP Capital Markets America Inc	2.75	05/10/2023	200,000	204,181
BP Capital Markets America Inc	3.12	05/04/2026	200,000	208,520
BP Capital Markets PLC (United Kingdom)	3.28	09/19/2027	35,000	36,838
Burlington Resources Finance Co	7.20	08/15/2031	94,000	132,666
Canadian Natural Resources Ltd (Canada)	2.95	01/15/2023	100,000	101,752
Canadian Natural Resources Ltd (Canada)	3.85	06/01/2027	280,000	294,757
Canadian Natural Resources Ltd (Canada)	6.45	06/30/2033	100,000	128,963
Canadian Natural Resources Ltd (Canada)	6.50	02/15/2037	75,000	96,855
Cenovus Energy Inc (Canada)	4.25	04/15/2027	100,000	103,968
Cenovus Energy Inc (Canada)	5.40	06/15/2047	35,000	39,404
Cheniere Corpus Christi Holdings, LLC	5.88	03/31/2025	75,000	83,447
Chevron Corp	2.10	05/16/2021	114,000	114,440
Chevron Corp	2.95	05/16/2026	200,000	209,145
Cimarex Energy Co	3.90	05/15/2027	100,000	101,816

The accompanying notes are an integral part of the financial statements.

26

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Energy — 1.34%
Concho Resources Inc	4.88	10/01/2047	100,000	114,345
Conocophillips	6.50	02/01/2039	122,000	176,450
Continental Resources Inc	4.50	04/15/2023	100,000	103,816
Devon Energy Corp	4.75	05/15/2042	25,000	27,458
Dominion Energy Gas Holdings LLC	3.55	11/01/2023	200,000	208,440
Enable Midstream Partners LP	5.00	05/15/2044	135,000	123,889
Enbridge Inc (Canada)	5.50	12/01/2046	60,000	76,047
Energy Transfer Operating LP	3.60	02/01/2023	15,000	15,409
Energy Transfer Operating LP	4.05	03/15/2025	200,000	209,265
Energy Transfer Operating LP	4.75	01/15/2026	270,000	292,722
Energy Transfer Operating LP	6.25	04/15/2049	35,000	42,505
Energy Transfer Partners LP / Regency Energy Finance Corp	5.88	03/01/2022	100,000	106,951
Enterprise Products Operating LLC	2.80	02/15/2021	15,000	15,143
Enterprise Products Operating LLC	3.12	07/31/2029	300,000	307,199
Enterprise Products Operating LLC	4.90	05/15/2046	200,000	235,043
Enterprise Products Operating LLC	4.25	02/15/2048	15,000	16,211
Enterprise Products Operating LLC	4.95	10/15/2054	75,000	87,241
Exxon Mobil Corp	2.22	03/01/2021	142,000	142,744
Exxon Mobil Corp	2.40	03/06/2022	112,000	113,708
Exxon Mobil Corp	2.28	08/16/2026	50,000	50,391
Exxon Mobil Corp	4.11	03/01/2046	142,000	168,096
Exxon Mobil Corp	3.09	08/16/2049	30,000	30,119
Halliburton Co	3.25	11/15/2021	453,000	462,213
Halliburton Co	6.70	09/15/2038	53,000	70,128
Husky Energy Inc (Canada)	6.80	09/15/2037	75,000	97,506
Kinder Morgan Energy Partners LP	4.15	03/01/2022	275,000	286,874
Kinder Morgan Energy Partners LP	6.50	02/01/2037	75,000	93,154
Kinder Morgan Energy Partners LP	5.00	08/15/2042	130,000	142,477
Kinder Morgan Inc	3.15	01/15/2023	70,000	71,652
MPLX LP	3.38	03/15/2023	90,000	92,389
MPLX LP	4.00	03/15/2028	65,000	67,767
MPLX LP	4.50	04/15/2038	135,000	139,936
MPLX LP	4.70	04/15/2048	30,000	31,311
MPLX LP	5.50	02/15/2049	30,000	34,791
MPLX LP	4.90	04/15/2058	25,000	25,989
Noble Energy Inc	4.15	12/15/2021	100,000	103,883
Noble Energy Inc	4.95	08/15/2047	100,000	109,147
Occidental Petroleum Corp	4.85	03/15/2021	16,000	16,546
Occidental Petroleum Corp	2.90	08/15/2024	95,000	95,711
Occidental Petroleum Corp	3.40	04/15/2026	100,000	101,556
Occidental Petroleum Corp	6.45	09/15/2036	50,000	61,855
Occidental Petroleum Corp	6.20	03/15/2040	115,000	138,597
Occidental Petroleum Corp	4.10	02/15/2047	92,000	89,699

The accompanying notes are an integral part of the financial statements.

27

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Energy — 1.34%
ONEOK Inc	4.00	07/13/2027	200,000	209,302
ONEOK Partners LP	5.00	09/15/2023	100,000	108,257
Phillips 66	3.90	03/15/2028	100,000	107,907
Phillips 66	4.88	11/15/2044	50,000	59,399
Plains All American Pipeline LP / PAA Finance Corp	4.50	12/15/2026	20,000	21,208
Plains All American Pipeline LP / PAA Finance Corp	5.15	06/01/2042	200,000	203,107
Sabine Pass Liquefaction LLC	6.25	03/15/2022	830,000	894,299
Schlumberger Investment SA	3.65	12/01/2023	192,000	203,000
Shell International Finance BV (Netherlands)	1.88	05/10/2021	485,000	485,049
Shell International Finance BV (Netherlands)	3.25	05/11/2025	100,000	105,797
Shell International Finance BV (Netherlands)	5.50	03/25/2040	150,000	203,215
Shell International Finance BV (Netherlands)	3.75	09/12/2046	145,000	160,818
Suncor Energy Inc (Canada)	6.80	05/15/2038	105,000	147,229
Suncor Energy Inc (Canada)	6.50	06/15/2038	110,000	151,473
Suncor Energy Inc (Canada)	4.00	11/15/2047	20,000	21,487
Sunoco Logistics Partners Operations LP	4.25	04/01/2024	150,000	157,926
Sunoco Logistics Partners Operations LP	5.35	05/15/2045	15,000	16,094
Sunoco Logistics Partners Operations LP	5.40	10/01/2047	250,000	272,777
Total Capital Canada Ltd (France)	2.75	07/15/2023	50,000	51,382
Total Capital International SA (France)	2.75	06/19/2021	150,000	151,926
Total Capital International SA (France)	2.83	01/10/2030	70,000	71,896
Total Capital International SA (France)	3.46	07/12/2049	100,000	105,410
TransCanada Pipelines Ltd (Canada)	4.88	01/15/2026	100,000	112,255
TransCanada Pipelines Ltd (Canada)	6.20	10/15/2037	168,000	217,336
TransCanada Pipelines Ltd (Canada)	4.88	05/15/2048	120,000	138,835
Valero Energy Corp	4.00	04/01/2029	150,000	159,525
Western Midstream Operating LP	4.50	03/01/2028	150,000	144,841
Williams Cos Inc/The	3.35	08/15/2022	15,000	15,343
Williams Cos Inc/The	4.00	09/15/2025	15,000	15,857
Williams Cos Inc/The	7.50	01/15/2031	80,000	105,108
Williams Cos Inc/The	8.75	03/15/2032	70,000	100,841
Williams Cos Inc/The	5.10	09/15/2045	100,000	110,094

				12,081,401

Finance — 4.37%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	3.95	02/01/2022	910,000	939,589
Aetna Inc	3.88	08/15/2047	200,000	195,932
Aflac Inc	3.62	11/15/2024	167,000	177,788

The accompanying notes are an integral part of the financial statements.

28

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Finance — 4.37%
Air Lease Corp	2.50	03/01/2021	100,000	100,290
Alexandria Real Estate Equities Inc	4.00	01/15/2024	150,000	160,110
Alexandria Real Estate Equities Inc	2.75	12/15/2029	50,000	49,276
Alleghany Corp	4.95	06/27/2022	100,000	106,490
American Express Co	2.75	05/20/2022	100,000	101,594
American Express Co	3.00	10/30/2024	400,000	413,071
American Homes 4 Rent LP	4.25	02/15/2028	10,000	10,768
American International Group Inc	4.13	02/15/2024	390,000	417,243
American International Group Inc	4.20	04/01/2028	30,000	32,727
American International Group Inc	4.80	07/10/2045	100,000	116,269
American International Group Inc	4.75	04/01/2048	20,000	23,357
American International Group Inc (3 Months LIBOR + 2.868%) [2]	5.75	04/01/2048	100,000	106,946
Ameriprise Financial Inc	4.00	10/15/2023	146,000	155,900
Anthem Inc	3.50	08/15/2024	25,000	26,201
Anthem Inc	4.10	03/01/2028	125,000	135,008
Anthem Inc	4.62	05/15/2042	130,000	143,900
Anthem Inc	4.38	12/01/2047	30,000	32,384
Aon PLC	4.60	06/14/2044	125,000	143,540
AvalonBay Communities Inc	3.30	06/01/2029	50,000	52,773
AvalonBay Communities Inc	3.90	10/15/2046	142,000	159,784
AvalonBay Communities Inc	4.15	07/01/2047	50,000	58,756
Banco Santander SA (Spain)	3.85	04/12/2023	200,000	208,418
Bank of America Corp	5.00	05/13/2021	315,000	328,817
Bank of America Corp	2.50	10/21/2022	280,000	281,903
Bank of America Corp	4.00	04/01/2024	280,000	300,146
Bank of America Corp	4.20	08/26/2024	150,000	160,889
Bank of America Corp	3.95	04/21/2025	150,000	158,960
Bank of America Corp	3.25	10/21/2027	150,000	155,915
Bank of America Corp	6.11	01/29/2037	230,000	301,242
Bank of America Corp (3 Months LIBOR + 0.790%) [2]	3.00	12/20/2023	630,000	643,399
Bank of America Corp (3 Months LIBOR + 0.940%) [2]	3.86	07/23/2024	50,000	52,671
Bank of America Corp (3 Months LIBOR + 0.970%) [2]	3.46	03/15/2025	100,000	104,210
Bank of America Corp (3 Months LIBOR + 1.070%) [2]	3.97	03/05/2029	50,000	54,175
Bank of America Corp (3 Months LIBOR + 1.180%) [2]	3.19	07/23/2030	50,000	51,566
Bank of America Corp (3 Months LIBOR + 1.190%) [2]	3.95	01/23/2049	25,000	28,071
Bank of America Corp (3 Months LIBOR + 1.310%) [2]	4.27	07/23/2029	60,000	66,743

The accompanying notes are an integral part of the financial statements.

29

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Finance — 4.37%
Bank of America Corp (3 Months LIBOR + 1.370%) [2]	3.59	07/21/2028	140,000	147,807
Bank of America Corp (3 Months LIBOR + 1.520%) [2]	4.33	03/15/2050	55,000	64,807
Bank of America Corp (3 Months LIBOR + 1.575%) [2]	3.82	01/20/2028	143,000	153,502
Bank of America Corp (3 Months LIBOR + 1.990%) [2]	4.44	01/20/2048	48,000	56,945
Bank of Montreal (Canada)	3.10	04/13/2021	100,000	101,715
Bank of Nova Scotia/The (Canada)	3.12	04/20/2021	100,000	101,642
Bank of Nova Scotia/The (Canada) (3 Months LIBOR + 2.648%) [2]	4.65	10/12/2022	100,000	99,275
Barclays PLC (United Kingdom)	4.95	01/10/2047	200,000	219,538
BB&T Corp	2.50	08/01/2024	200,000	201,605
Berkshire Hathaway Finance Corp	4.25	01/15/2049	100,000	118,388
Berkshire Hathaway Inc	3.40	01/31/2022	235,000	243,587
Berkshire Hathaway Inc	3.12	03/15/2026	235,000	247,989
BlackRock Inc	3.38	06/01/2022	200,000	208,157
BNP Paribas SA (France)	5.00	01/15/2021	242,000	250,968
Boston Properties LP	3.12	09/01/2023	100,000	103,206
Branch Banking & Trust Co	2.85	04/01/2021	436,000	440,893
Brookfield Finance Inc (Canada)	4.85	03/29/2029	200,000	226,349
Capital One Financial Corp	2.40	10/30/2020	138,000	138,394
Capital One Financial Corp	3.75	03/09/2027	200,000	209,939
Charles Schwab Corp/The	3.25	05/21/2021	200,000	204,125
Chubb Corp/The	6.00	05/11/2037	85,000	118,786
Chubb INA Holdings Inc	2.30	11/03/2020	100,000	100,323
Chubb INA Holdings Inc	2.70	03/13/2023	119,000	121,602
Chubb INA Holdings Inc	4.35	11/03/2045	27,000	33,136
Cigna Corp	3.05	10/15/2027	330,000	333,435
Citigroup Inc	2.70	03/30/2021	200,000	201,876
Citigroup Inc	4.05	07/30/2022	100,000	104,728
Citigroup Inc	3.38	03/01/2023	100,000	103,597
Citigroup Inc	3.88	10/25/2023	25,000	26,472
Citigroup Inc	3.75	06/16/2024	100,000	106,085
Citigroup Inc	4.45	09/29/2027	170,000	185,483
Citigroup Inc	4.13	07/25/2028	130,000	139,517
Citigroup Inc	4.75	05/18/2046	120,000	139,948
Citigroup Inc	4.65	07/23/2048	50,000	61,190
Citigroup Inc (3 Months LIBOR + 0.950%) [2]	2.88	07/24/2023	400,000	405,096
Citigroup Inc (3 Months LIBOR + 1.168%) [2]	3.88	01/24/2039	20,000	21,856
Citigroup Inc (3 Months LIBOR + 1.192%) [2]	4.08	04/23/2029	40,000	43,554

The accompanying notes are an integral part of the financial statements.

30

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Finance — 4.37%
Citigroup Inc (3 Months LIBOR + 1.338%) [2]	3.98	03/20/2030	200,000	217,473
Citigroup Inc (3 Months LIBOR + 1.390%) [2]	3.67	07/24/2028	180,000	190,557
Citigroup Inc (3 Months LIBOR + 1.563%) [2]	3.89	01/10/2028	148,000	158,531
Citigroup Inc (3 Months LIBOR + 1.839%) [2]	4.28	04/24/2048	20,000	23,476
CME Group Inc	3.00	03/15/2025	135,000	141,392
CNA Financial Corp	3.45	08/15/2027	100,000	103,643
Cooperatieve Rabobank UA (Netherlands)	3.88	02/08/2022	100,000	104,218
Cooperatieve Rabobank UA (Netherlands)	3.75	07/21/2026	485,000	503,132
Cooperatieve Rabobank UA (Netherlands)	5.25	05/24/2041	32,000	43,965
Credit Suisse AG/New York NY (Switzerland)	3.63	09/09/2024	250,000	263,925
Credit Suisse Group Funding Guernsey Ltd (Switzerland)	3.80	06/09/2023	480,000	501,301
Deutsche Bank AG/New York NY (Germany)	3.15	01/22/2021	250,000	249,826
Deutsche Bank AG/New York NY (Germany)	4.25	10/14/2021	90,000	91,428
Discover Bank	3.45	07/27/2026	250,000	257,788
Discover Financial Services	5.20	04/27/2022	100,000	106,922
E*TRADE Financial Corp	3.80	08/24/2027	150,000	156,489
ERP Operating LP	4.63	12/15/2021	146,000	153,236
ERP Operating LP	3.38	06/01/2025	100,000	105,695
ERP Operating LP	3.50	03/01/2028	10,000	10,678
Fifth Third BanCorp	4.30	01/16/2024	150,000	160,894
Fifth Third Bank/Cincinnati OH	2.25	06/14/2021	260,000	260,832
GE Capital International Funding Co Unlimited Co	4.42	11/15/2035	328,000	343,258
Goldman Sachs Group Inc/The	2.60	12/27/2020	250,000	250,303
Goldman Sachs Group Inc/The	5.25	07/27/2021	485,000	511,129
Goldman Sachs Group Inc/The	5.75	01/24/2022	61,000	65,721
Goldman Sachs Group Inc/The	4.25	10/21/2025	100,000	107,010
Goldman Sachs Group Inc/The	3.85	01/26/2027	48,000	50,898
Goldman Sachs Group Inc/The	5.15	05/22/2045	200,000	237,360
Goldman Sachs Group Inc/The	4.75	10/21/2045	289,000	346,757
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.158%) [2]	3.81	04/23/2029	50,000	53,085
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.301%) [2]	4.22	05/01/2029	70,000	76,411
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.430%) [2]	4.41	04/23/2039	30,000	33,882

The accompanying notes are an integral part of the financial statements.

31

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Finance — 4.37%
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.510%) [2]	3.69	06/05/2028	400,000	419,566
Hartford Financial Services Group Inc (The)	3.60	08/19/2049	200,000	201,268
HCP Inc	4.25	11/15/2023	25,000	26,688
HCP Inc	3.88	08/15/2024	100,000	106,697
Healthcare Trust of America Holdings LP	3.10	02/15/2030	50,000	49,843
Highwoods Realty LP	3.05	02/15/2030	50,000	49,012
Host Hotels & Resorts LP	4.75	03/01/2023	200,000	212,702
HSBC Holdings PLC (United Kingdom)	2.95	05/25/2021	242,000	244,492
HSBC Holdings PLC (United Kingdom)	4.88	01/14/2022	200,000	211,789
HSBC Holdings PLC (United Kingdom)	6.50	09/15/2037	300,000	403,025
HSBC Holdings PLC (United Kingdom) (3 Months LIBOR + 1.055%) [2]	3.26	03/13/2023	300,000	305,397
HSBC Holdings PLC (United Kingdom) (3 Months LIBOR + 1.348%) [2]	4.29	09/12/2026	200,000	214,463
Humana Inc	3.13	08/15/2029	200,000	199,813
ING Groep NV (Netherlands)	4.05	04/09/2029	200,000	219,998
Intercontinental Exchange Inc	2.75	12/01/2020	170,000	171,316
Jefferies Group LLC / Jefferies Group Capital Finance Inc	4.85	01/15/2027	150,000	159,112
JPMorgan Chase & Co	4.25	10/15/2020	412,000	421,576
JPMorgan Chase & Co	4.50	01/24/2022	485,000	511,643
JPMorgan Chase & Co	3.25	09/23/2022	242,000	250,131
JPMorgan Chase & Co	3.63	05/13/2024	143,000	151,448
JPMorgan Chase & Co	3.88	09/10/2024	260,000	276,646
JPMorgan Chase & Co	5.60	07/15/2041	385,000	522,759
JPMorgan Chase & Co (3 Months LIBOR + 0.890%) [2]	3.80	07/23/2024	40,000	42,187
JPMorgan Chase & Co (3 Months LIBOR + 0.935%) [2]	2.78	04/25/2023	300,000	303,825
JPMorgan Chase & Co (3 Months LIBOR + 0.945%) [2]	3.51	01/23/2029	45,000	47,567
JPMorgan Chase & Co (3 Months LIBOR + 1.120%) [2]	4.00	04/23/2029	45,000	49,151
JPMorgan Chase & Co (3 Months LIBOR + 1.220%) [2]	3.90	01/23/2049	35,000	38,944
JPMorgan Chase & Co (3 Months LIBOR + 1.260%) [2]	4.20	07/23/2029	50,000	55,415
JPMorgan Chase & Co (3 Months LIBOR + 1.380%) [2]	3.96	11/15/2048	50,000	56,056
JPMorgan Chase & Co (SOFR + 1.160%) [2]	2.30	10/15/2025	100,000	99,622
JPMorgan Chase & Co (SOFR + 1.510%) [2]	2.74	10/15/2030	90,000	89,368

The accompanying notes are an integral part of the financial statements.

32

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Finance — 4.37%
Kilroy Realty LP	3.05	02/15/2030	50,000	48,978
Kimco Realty Corp	3.80	04/01/2027	125,000	132,762
Liberty Property LP	4.13	06/15/2022	150,000	156,620
Lincoln National Corp	3.80	03/01/2028	10,000	10,573
Lincoln National Corp	4.35	03/01/2048	10,000	10,872
Lloyds Bank PLC (United Kingdom)	2.25	08/14/2022	250,000	249,382
Lloyds Banking Group PLC (United Kingdom)	4.45	05/08/2025	250,000	269,054
Lloyds Banking Group PLC (United Kingdom)	4.58	12/10/2025	276,000	289,862
Lloyds Banking Group PLC (United Kingdom)	4.38	03/22/2028	250,000	271,876
Loews Corp	6.00	02/01/2035	142,000	187,910
Markel Corp	3.50	11/01/2027	200,000	204,466
Markel Corp	4.30	11/01/2047	100,000	103,856
Marsh & McLennan Cos Inc	4.90	03/15/2049	25,000	31,317
Mercury General Corp	4.40	03/15/2027	100,000	105,101
MetLife Inc	4.05	03/01/2045	242,000	270,557
Mitsubishi UFJ Financial Group Inc (Japan)	3.54	07/26/2021	50,000	51,125
Mitsubishi UFJ Financial Group Inc (Japan)	2.62	07/18/2022	200,000	201,807
Mitsubishi UFJ Financial Group Inc (Japan)	2.67	07/25/2022	150,000	151,549
Mitsubishi UFJ Financial Group Inc (Japan)	3.85	03/01/2026	235,000	252,183
Mitsubishi UFJ Financial Group Inc (Japan)	3.29	07/25/2027	150,000	156,729
Mizuho Financial Group Inc (Japan)	2.95	02/28/2022	242,000	245,465
Morgan Stanley	5.75	01/25/2021	469,000	490,750
Morgan Stanley	3.13	01/23/2023	50,000	51,287
Morgan Stanley	3.75	02/25/2023	500,000	522,771
Morgan Stanley	3.63	01/20/2027	73,000	77,296
Morgan Stanley	3.95	04/23/2027	270,000	285,590
Morgan Stanley	4.38	01/22/2047	53,000	62,208
Morgan Stanley (3 Months LIBOR + 1.140%) [2]	3.77	01/24/2029	60,000	64,127
Morgan Stanley (3 Months LIBOR + 1.455%) [2]	3.97	07/22/2038	200,000	219,426
Morgan Stanley (SOFR + 1.152%) [2]	2.72	07/22/2025	200,000	202,004
National Australia Bank Ltd/New York	2.50	07/12/2026	300,000	302,667
National Retail Properties Inc	3.50	10/15/2027	100,000	104,684
Northern Trust Corp (3 Months LIBOR + 1.131%) [2]	3.38	05/08/2032	150,000	153,941
Omega Healthcare Investors Inc	4.50	01/15/2025	75,000	79,055
Omega Healthcare Investors Inc	5.25	01/15/2026	125,000	136,982
Omega Healthcare Investors Inc	3.63	10/01/2029	50,000	49,782
ORIX Corp (Japan)	2.90	07/18/2022	100,000	101,683
PNC Bank NA	3.25	06/01/2025	310,000	324,312

The accompanying notes are an integral part of the financial statements.

33

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Finance — 4.37%
PNC Financial Services Group Inc/The	3.45	04/23/2029	200,000	213,975
Progressive Corp/The	3.70	01/26/2045	142,000	154,083
Progressive Corp/The	4.13	04/15/2047	20,000	23,217
Prudential Financial Inc	3.70	03/13/2051	30,000	31,060
Prudential Financial Inc (3 Months LIBOR + 2.665%) [2]	5.70	09/15/2048	50,000	55,420
Realty Income Corp	3.65	01/15/2028	150,000	160,800
Royal Bank of Scotland Group PLC (United Kingdom)	6.13	12/15/2022	185,000	200,181
Royal Bank of Scotland Group PLC (United Kingdom) (3 Months LIBOR + 1.871%) [2]	4.44	05/08/2030	200,000	214,091
Santander Holdings USA Inc	4.50	07/17/2025	300,000	321,843
Santander UK PLC (United Kingdom)	4.00	03/13/2024	100,000	106,084
Service Properties Trust	3.95	01/15/2028	200,000	189,806
Simon Property Group LP	2.35	01/30/2022	90,000	90,727
Simon Property Group LP	2.75	06/01/2023	50,000	51,079
Simon Property Group LP	3.30	01/15/2026	50,000	52,314
Simon Property Group LP	4.25	11/30/2046	100,000	115,464
Simon Property Group LP	3.25	09/13/2049	25,000	24,425
SL Green Operating Partnership LP	3.25	10/15/2022	200,000	204,034
Spirit Realty LP	3.20	01/15/2027	50,000	49,619
Spirit Realty LP	3.40	01/15/2030	50,000	49,632
Sumitomo Mitsui Banking Corp (Japan)	3.20	07/18/2022	300,000	307,866
Sumitomo Mitsui Financial Group Inc (Japan)	3.01	10/19/2026	242,000	248,244
Sumitomo Mitsui Financial Group Inc (Japan)	3.45	01/11/2027	48,000	50,682
Svenska Handelsbanken AB (Sweden)	2.45	03/30/2021	485,000	487,706
Toronto-Dominion Bank/The (Canada)	2.13	04/07/2021	200,000	200,508
Toronto-Dominion Bank/The (Canada)	1.80	07/13/2021	135,000	134,623
Toronto-Dominion Bank/The (Canada) (5 Year Swap Rate + 2.205%) [2]	3.63	09/15/2031	100,000	103,618
Travelers Cos Inc/The	4.60	08/01/2043	15,000	18,444
Travelers Cos Inc/The	3.75	05/15/2046	142,000	156,191
UnitedHealth Group Inc	3.75	07/15/2025	100,000	107,523
UnitedHealth Group Inc	3.38	04/15/2027	200,000	212,051
UnitedHealth Group Inc	2.95	10/15/2027	140,000	144,720
UnitedHealth Group Inc	4.63	07/15/2035	20,000	24,170
UnitedHealth Group Inc	6.63	11/15/2037	100,000	144,565
UnitedHealth Group Inc	4.20	01/15/2047	17,000	19,317
UnitedHealth Group Inc	4.25	06/15/2048	25,000	28,703
UnitedHealth Group Inc	4.45	12/15/2048	20,000	23,651
US Bancorp	3.00	03/15/2022	242,000	247,805
US Bancorp	3.15	04/27/2027	200,000	211,974

The accompanying notes are an integral part of the financial statements.

34

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Finance — 4.37%
Ventas Realty LP	3.85	04/01/2027	200,000	212,627
Ventas Realty LP	4.00	03/01/2028	15,000	16,088
Voya Financial Inc	3.13	07/15/2024	200,000	206,476
Wells Fargo & Co	2.55	12/07/2020	300,000	301,610
Wells Fargo & Co	2.10	07/26/2021	36,000	35,964
Wells Fargo & Co	3.30	09/09/2024	200,000	208,785
Wells Fargo & Co	3.55	09/29/2025	200,000	211,375
Wells Fargo & Co	4.30	07/22/2027	247,000	270,617
Wells Fargo & Co	4.15	01/24/2029	50,000	55,439
Wells Fargo & Co	5.38	02/07/2035	200,000	255,822
Wells Fargo & Co	4.40	06/14/2046	117,000	131,376
Wells Fargo & Co	4.75	12/07/2046	97,000	114,514
Wells Fargo Bank NA	5.85	02/01/2037	250,000	331,505
Wells Fargo Bank NA (3 Months LIBOR + 0.610%) [2]	2.90	05/27/2022	250,000	252,842
Welltower Inc	4.12	03/15/2029	150,000	163,544
Westpac Banking Corp (Australia)	2.85	05/13/2026	135,000	139,428

				39,253,906

Industrial Other — 0.06%
Leland Stanford Junior University/The	3.65	05/01/2048	110,000	128,668
President & Fellows of Harvard College	4.88	10/15/2040	194,000	260,764
President & Fellows of Harvard College	3.15	07/15/2046	100,000	106,983

				496,415

Sovereign — 1.07%
African Development Bank	2.13	11/16/2022	150,000	152,051
Asian Development Bank	1.63	03/16/2021	485,000	483,963
Asian Development Bank	1.75	06/08/2021	100,000	100,019
Asian Development Bank	1.88	07/19/2022	150,000	150,996
Asian Development Bank	1.75	09/13/2022	100,000	100,285
Asian Development Bank	2.75	03/17/2023	70,000	72,659
Asian Development Bank	2.75	01/19/2028	180,000	194,241
Council Of Europe Development Bank	1.63	03/16/2021	285,000	284,310
Ecopetrol SA (Columbia)	5.88	09/18/2023	200,000	222,700
Ecopetrol SA (Columbia)	4.13	01/16/2025	200,000	211,070
Equinor ASA (Norway)	3.70	03/01/2024	142,000	151,996
Equinor ASA (Norway)	3.95	05/15/2043	132,000	150,668
European Bank For Reconstruction & Development	2.13	03/07/2022	150,000	151,651
European Investment Bank	2.00	03/15/2021	485,000	486,538
European Investment Bank	2.25	03/15/2022	397,000	402,623
European Investment Bank	2.62	05/20/2022	300,000	307,565
European Investment Bank	2.50	03/15/2023	300,000	308,904
European Investment Bank	3.12	12/14/2023	200,000	212,029
European Investment Bank	2.25	06/24/2024	60,000	61,730

The accompanying notes are an integral part of the financial statements.

35

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Sovereign — 1.07%
FMS Wertmanagement (Germany)	2.75	01/30/2024	200,000	209,149
Inter-American Development Bank	1.88	07/23/2021	200,000	200,515
Inter-American Development Bank	2.50	01/18/2023	100,000	102,715
Inter-American Development Bank	3.00	02/21/2024	200,000	211,578
Inter-American Development Bank	2.00	06/02/2026	485,000	494,153
Inter-American Development Bank	2.00	07/23/2026	200,000	204,482
International Bank for Reconstruction & Development	1.63	03/09/2021	485,000	484,011
International Bank for Reconstruction & Development	1.38	09/20/2021	281,000	279,429
International Bank for Reconstruction & Development	1.63	02/10/2022	328,000	327,774
International Bank for Reconstruction & Development	3.00	09/27/2023	250,000	263,114
International Bank for Reconstruction & Development	2.50	11/25/2024	250,000	260,649
International Finance Corp	1.12	07/20/2021	150,000	148,457
Kreditanstalt fuer Wiederaufbau (Germany)	1.50	06/15/2021	350,000	348,648
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	03/07/2022	121,000	122,385
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	06/15/2022	100,000	101,280
Kreditanstalt fuer Wiederaufbau (Germany)	1.75	08/22/2022	150,000	150,461
Kreditanstalt fuer Wiederaufbau (Germany)	2.38	12/29/2022	100,000	102,334
Kreditanstalt fuer Wiederaufbau (Germany) [3]	0.00	06/29/2037	285,000	195,434
Landwirtschaftliche Rentenbank (Germany)	1.75	07/27/2026	200,000	200,796
Nexen Energy (China)	6.40	05/15/2037	114,000	159,947
Nordic Investment Bank	2.13	02/01/2022	200,000	202,105
Petroleos Mexicanos (Mexico)	5.50	01/21/2021	200,000	205,976
Petroleos Mexicanos (Mexico)	6.75	09/21/2047	200,000	191,960
Syngenta Finance NV (Switzerland)	3.12	03/28/2022	235,000	236,309

				9,609,659

Technology — 1.12%
Alphabet Inc	2.00	08/15/2026	200,000	200,569
Analog Devices Inc	2.95	01/12/2021	200,000	201,500
Analog Devices Inc	3.90	12/15/2025	200,000	215,086
Apple Inc	2.50	02/09/2022	97,000	98,461
Apple Inc	2.70	05/13/2022	330,000	337,501
Apple Inc	1.80	09/11/2024	55,000	54,698
Apple Inc	3.35	02/09/2027	50,000	53,456
Apple Inc	3.20	05/11/2027	100,000	106,046
Apple Inc	2.20	09/11/2029	50,000	49,128
Apple Inc	4.45	05/06/2044	285,000	346,077
Apple Inc	3.85	08/04/2046	50,000	56,363

The accompanying notes are an integral part of the financial statements.

36

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Technology — 1.12%
Apple Inc	3.75	11/13/2047	200,000	223,020
Apple Inc	2.95	09/11/2049	30,000	29,345
Applied Materials Inc	3.30	04/01/2027	200,000	212,814
Arrow Electronics Inc	3.50	04/01/2022	100,000	102,052
Autodesk Inc	3.50	06/15/2027	150,000	154,979
Broadcom Corp / Broadcom Cayman Finance Ltd	3.00	01/15/2022	150,000	151,451
Broadcom Corp / Broadcom Cayman Finance Ltd	3.63	01/15/2024	100,000	102,261
Broadcom Corp / Broadcom Cayman Finance Ltd	3.88	01/15/2027	200,000	200,844
Broadcom Corp / Broadcom Cayman Finance Ltd	3.50	01/15/2028	90,000	87,714
CA Inc	3.60	08/15/2022	200,000	203,984
Cisco Systems Inc	2.90	03/04/2021	207,000	210,116
Cisco Systems Inc	2.50	09/20/2026	146,000	150,169
Citrix Systems Inc	4.50	12/01/2027	135,000	145,944
Corning Inc	4.38	11/15/2057	20,000	20,595
DXC Technology Co	4.75	04/15/2027	90,000	94,134
Fidelity National Information Services Inc	4.75	05/15/2048	100,000	121,300
Fiserv Inc	3.80	10/01/2023	100,000	105,826
Fiserv Inc	2.75	07/01/2024	80,000	81,390
Fiserv Inc	4.20	10/01/2028	100,000	110,620
Fiserv Inc	3.50	07/01/2029	80,000	84,169
Fiserv Inc	4.40	07/01/2049	40,000	44,633
Hewlett Packard Enterprise Co	3.50	10/05/2021	100,000	102,516
Hewlett Packard Enterprise Co	4.40	10/15/2022	121,000	128,174
Intel Corp	3.30	10/01/2021	114,000	117,339
Intel Corp	3.15	05/11/2027	50,000	53,311
Intel Corp	4.90	07/29/2045	100,000	128,420
Intel Corp	4.10	05/11/2047	50,000	58,567
International Business Machines Corp	3.45	02/19/2026	306,000	325,163
International Business Machines Corp	3.30	05/15/2026	250,000	263,629
International Business Machines Corp	3.50	05/15/2029	100,000	107,322
International Business Machines Corp	4.70	02/19/2046	146,000	177,291
International Business Machines Corp	4.25	05/15/2049	200,000	230,083
Juniper Networks Inc	5.95	03/15/2041	100,000	110,085
Microsoft Corp	2.00	11/03/2020	242,000	242,402
Microsoft Corp	2.40	02/06/2022	194,000	196,709
Microsoft Corp	3.13	11/03/2025	242,000	257,314
Microsoft Corp	3.30	02/06/2027	107,000	115,429
Microsoft Corp	4.20	11/03/2035	242,000	289,461
Microsoft Corp	4.10	02/06/2037	68,000	80,647
Microsoft Corp	3.75	02/12/2045	200,000	229,082

The accompanying notes are an integral part of the financial statements.

37

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Technology — 1.12%
Microsoft Corp	3.95	08/08/2056	264,000	312,682
Motorola Solutions Inc	3.75	05/15/2022	85,000	88,171
Oracle Corp	2.80	07/08/2021	136,000	137,949
Oracle Corp	2.50	10/15/2022	542,000	550,062
Oracle Corp	2.40	09/15/2023	150,000	151,853
Oracle Corp	3.25	11/15/2027	80,000	84,737
Oracle Corp	4.13	05/15/2045	104,000	117,740
Oracle Corp	4.00	07/15/2046	209,000	233,688
Oracle Corp	4.00	11/15/2047	50,000	55,955
PayPal Holdings Inc	2.85	10/01/2029	40,000	40,249
QUALCOMM Inc	4.65	05/20/2035	242,000	285,096
Seagate HDD Cayman	4.75	06/01/2023	200,000	209,197
Texas Instruments Inc	4.15	05/15/2048	25,000	30,638
Verisk Analytics Inc	4.12	03/15/2029	150,000	165,269

				10,032,475

Transportation — 0.38%
American Airlines 2014-1 - Class A Pass Through Trust	3.70	10/01/2026	145,873	152,991
American Airlines 2016-1 - Class AA Pass Through Trust	3.58	01/15/2028	166,233	175,121
Burlington Northern Santa Fe LLC	3.85	09/01/2023	242,000	256,721
Burlington Northern Santa Fe LLC	4.38	09/01/2042	138,000	160,565
Canadian National Railway Co (Canada)	3.65	02/03/2048	10,000	11,100
Canadian National Railway Co (Canada)	4.45	01/20/2049	150,000	189,500
Canadian Pacific Railway Co (Canada)	2.90	02/01/2025	100,000	102,693
Canadian Pacific Railway Co (Canada)	4.00	06/01/2028	100,000	111,513
CSX Corp	3.25	06/01/2027	140,000	146,992
CSX Corp	3.80	03/01/2028	15,000	16,344
CSX Corp	4.30	03/01/2048	15,000	16,889
CSX Corp	4.50	08/01/2054	100,000	115,307
FedEx Corp	3.25	04/01/2026	100,000	103,095
FedEx Corp	3.30	03/15/2027	200,000	205,094
FedEx Corp	4.55	04/01/2046	80,000	83,912
FedEx Corp	4.40	01/15/2047	35,000	35,859
Kansas City Southern	4.70	05/01/2048	100,000	119,431
Norfolk Southern Corp	2.90	02/15/2023	90,000	91,906
Norfolk Southern Corp	3.15	06/01/2027	100,000	104,763
Norfolk Southern Corp	4.65	01/15/2046	65,000	77,179
Norfolk Southern Corp	5.10	08/01/2118	10,000	12,243
Southwest Airlines Co	2.65	11/05/2020	100,000	100,540
Spirit Airlines Pass Through Trust 2015-1A	4.10	04/01/2028	114,923	120,957
Union Pacific Corp	4.16	07/15/2022	142,000	149,457
Union Pacific Corp	3.00	04/15/2027	100,000	103,847
Union Pacific Corp	3.95	09/10/2028	35,000	38,609

The accompanying notes are an integral part of the financial statements.

38

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Transportation — 0.38%
Union Pacific Corp	4.75	09/15/2041	100,000	117,313
Union Pacific Corp	4.30	03/01/2049	20,000	23,246
Union Pacific Corp	4.80	09/10/2058	160,000	191,394
United Parcel Service Inc	3.13	01/15/2021	24,000	24,307
United Parcel Service Inc	2.40	11/15/2026	146,000	146,901
United Parcel Service Inc	3.75	11/15/2047	100,000	106,645

				3,412,434

Utilities — 0.96%
American Electric Power Co Inc	2.95	12/15/2022	80,000	81,616
American Water Capital Corp	3.75	09/01/2047	50,000	53,502
Atmos Energy Corp	4.13	10/15/2044	117,000	135,381
Commonwealth Edison Co	3.65	06/15/2046	242,000	261,411
Commonwealth Edison Co	4.00	03/01/2048	5,000	5,722
Consolidated Edison Co of New York Inc	4.00	12/01/2028	250,000	279,821
Consolidated Edison Co of New York Inc	6.30	08/15/2037	142,000	198,024
Consumers Energy Co	4.35	04/15/2049	100,000	122,694
Dominion Energy Inc	7.00	06/15/2038	75,000	104,739
DTE Electric Co	3.70	03/15/2045	121,000	131,639
Duke Energy Carolinas LLC	3.90	06/15/2021	185,000	189,786
Duke Energy Carolinas LLC	2.95	12/01/2026	100,000	103,607
Duke Energy Corp	1.80	09/01/2021	15,000	14,933
Duke Energy Corp	3.15	08/15/2027	100,000	103,909
Duke Energy Corp	3.75	09/01/2046	80,000	82,365
Duke Energy Florida LLC	6.40	06/15/2038	242,000	355,411
Duke Energy Indiana LLC	3.75	05/15/2046	12,000	12,892
Edison International	2.40	09/15/2022	100,000	99,017
Emera US Finance LP (Canada)	3.55	06/15/2026	25,000	26,194
Eversource Energy	3.30	01/15/2028	100,000	103,825
Exelon Generation Co LLC	3.40	03/15/2022	200,000	205,078
Exelon Generation Co LLC	6.25	10/01/2039	200,000	252,798
Exelon Generation Co LLC	5.60	06/15/2042	15,000	17,826
Florida Power & Light Co	3.13	12/01/2025	142,000	149,954
Florida Power & Light Co	5.95	02/01/2038	142,000	199,162
Florida Power & Light Co	3.70	12/01/2047	20,000	22,173
Georgia Power Co	3.25	03/30/2027	150,000	155,856
Georgia Power Co	4.30	03/15/2042	242,000	266,037
Indiana Michigan Power Co	3.85	05/15/2028	200,000	219,730
ITC Holdings Corp	3.35	11/15/2027	100,000	105,427
LG&E & KU Energy LLC	3.75	11/15/2020	100,000	101,292
MidAmerican Energy Co	3.50	10/15/2024	182,000	193,632
National Rural Utilities Cooperative Finance Corp	2.30	11/01/2020	242,000	242,840
National Rural Utilities Cooperative Finance Corp	3.40	02/07/2028	165,000	177,139

The accompanying notes are an integral part of the financial statements.

39

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.96%

Utilities — 0.96%
NextEra Energy Capital Holdings Inc	3.55	05/01/2027	85,000	90,092
NiSource Inc	5.25	02/15/2043	100,000	121,891
NorthWestern Corp	4.18	11/15/2044	150,000	169,992
Ohio Edison Co	6.88	07/15/2036	100,000	143,247
PacifiCorp	3.85	06/15/2021	242,000	248,451
PacifiCorp	5.75	04/01/2037	158,000	211,961
PacifiCorp	4.13	01/15/2049	70,000	81,155
PECO Energy Co	3.90	03/01/2048	5,000	5,637
Piedmont Natural Gas Co Inc	3.64	11/01/2046	6,000	6,183
PPL Electric Utilities Corp	4.75	07/15/2043	242,000	299,691
Progress Energy Inc	3.15	04/01/2022	57,000	58,178
Public Service Co of Colorado	3.70	06/15/2028	150,000	165,711
Public Service Co of Colorado	4.10	06/15/2048	65,000	75,921
Public Service Electric & Gas Co	1.90	03/15/2021	109,000	108,971
Puget Sound Energy Inc	3.25	09/15/2049	75,000	74,783
San Diego Gas & Electric Co	2.50	05/15/2026	142,000	141,719
San Diego Gas & Electric Co	4.50	08/15/2040	117,000	135,861
Sempra Energy	2.90	02/01/2023	100,000	101,608
Sempra Energy	3.80	02/01/2038	145,000	149,132
Sempra Energy	4.00	02/01/2048	15,000	15,868
Southern California Edison Co	6.00	01/15/2034	92,000	115,984
Southern California Edison Co	5.55	01/15/2037	132,000	160,961
Southern Co Gas Capital Corp	5.88	03/15/2041	100,000	128,871
Southern Co/The	4.25	07/01/2036	100,000	108,264
Southern Power Co	5.25	07/15/2043	100,000	115,412
Southwestern Electric Power Co	3.90	04/01/2045	125,000	131,955
Virginia Electric & Power Co	3.15	01/15/2026	92,000	95,712
Virginia Electric & Power Co	8.88	11/15/2038	117,000	197,022
Wisconsin Electric Power Co	4.30	10/15/2048	100,000	118,864
Wisconsin Power & Light Co	3.00	07/01/2029	150,000	156,419
Xcel Energy Inc	2.60	03/15/2022	125,000	126,168

				8,637,116

Total Corporate Bonds and Notes (Cost $129,480,098)				134,326,798

Foreign Government Bonds and Notes — 0.84%
Chile Government International Bond (Chile)	3.13	01/21/2026	388,000	408,394
Colombia Government International Bond (Colombia)	4.38	07/12/2021	200,000	207,002
Colombia Government International Bond (Colombia)	6.13	01/18/2041	300,000	390,753
Development Bank Of Japan Inc (Japan)	2.00	10/19/2021	350,000	349,935
Export-Import Bank Of Korea (South Korea)	2.38	04/21/2027	300,000	298,066

The accompanying notes are an integral part of the financial statements.

40

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Foreign Government Bonds and Notes — 0.84%
Hungary Government International Bond (Hungary)	5.75	11/22/2023	200,000	226,678
Indonesia Government International Bond (Indonesia)	5.35	02/11/2049	200,000	255,643
Israel Government Aid Bond (Israel)	5.50	12/04/2023	19,000	21,877
Israel Government Aid Bond (Israel)	5.50	04/26/2024	51,000	59,515
Israel Government Aid Bond (Israel)	5.50	09/18/2033	291,000	407,098
Israel Government International Bond (Israel)	4.00	06/30/2022	200,000	209,972
Japan Bank for International Cooperation (Japan)	2.38	07/21/2022	200,000	202,700
Japan Bank for International Cooperation (Japan)	1.88	07/21/2026	300,000	297,965
Japan Bank for International Cooperation (Japan)	3.50	10/31/2028	200,000	224,842
Korea Development Bank/The (South Korea)	3.00	01/13/2026	242,000	250,499
Korea International Bond (South Korea)	2.75	01/19/2027	200,000	207,445
Mexico Government International Bond (Mexico)	4.00	10/02/2023	300,000	315,900
Mexico Government International Bond (Mexico)	6.05	01/11/2040	300,000	377,628
Mexico Government International Bond (Mexico)	4.60	02/10/2048	300,000	320,628
Panama Government International Bond (Panama)	3.75	03/16/2025	200,000	211,502
Panama Government International Bond (Panama)	6.70	01/26/2036	100,000	142,251
Panama Government International Bond (Panama)	4.50	04/16/2050	200,000	237,502
Peruvian Government International Bond (Peru)	4.13	08/25/2027	200,000	223,502
Philippine Government International Bond (Philippines)	9.50	02/02/2030	200,000	325,042
Philippine Government International Bond (Philippines)	3.95	01/20/2040	200,000	235,654
Province of Alberta Canada (Canada)	3.30	03/15/2028	30,000	33,015
Province of Manitoba Canada (Canada)	2.60	04/16/2024	100,000	103,493
Province of Ontario Canada (Canada)	3.40	10/17/2023	50,000	53,113
Province of Ontario Canada (Canada)	2.50	04/27/2026	242,000	251,205
Province of Quebec Canada (Canada)	2.75	08/25/2021	142,000	144,381
Republic of Italy Government International Bond (Italy)	5.38	06/15/2033	150,000	181,148
Republic of Poland Government International Bond (Poland)	3.25	04/06/2026	142,000	150,843
Uruguay Government International Bond (Uruguay)	4.38	10/27/2027	200,000	219,502

The accompanying notes are an integral part of the financial statements.

41

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Foreign Government Bonds and Notes — 0.84%
Uruguay Government International Bond (Uruguay)	4.98	04/20/2055	35,000	40,863

Total Foreign Government Bonds and Notes (Cost $7,245,247)				7,585,556

Municipal Bonds — 0.47%
Bay Area Toll Authority	6.26	04/01/2049	95,000	148,409
City of New York NY	6.27	12/01/2037	100,000	143,277
Commonwealth of Massachusetts	4.20	12/01/2021	200,000	206,800
Commonwealth of Massachusetts Transportation Fund Revenue	5.73	06/01/2040	25,000	34,668
Dallas Area Rapid Transit	6.00	12/01/2044	100,000	146,654
East Bay Municipal Utility District Water System Revenue	5.87	06/01/2040	145,000	204,728
Los Angeles Unified School District/CA	5.75	07/01/2034	100,000	130,324
New Jersey Economic Development Authority	7.42	02/15/2029	164,000	209,494
New Jersey Turnpike Authority	7.41	01/01/2040	165,000	265,865
New York State Dormitory Authority	5.60	03/15/2040	200,000	263,582
Ohio State University/The	4.91	06/01/2040	140,000	181,619
Ohio State University/The	4.80	06/01/2111	53,000	70,501
Ohio Water Development Authority Water Pollution Control Loan Fund	4.88	12/01/2034	50,000	59,663
Port Authority of New York & New Jersey	4.46	10/01/2062	95,000	120,786
Salt River Project Agricultural Improvement & Power District	4.84	01/01/2041	175,000	226,294
South Carolina Public Service Authority	2.39	12/01/2023	332,000	333,946
State Board of Administration Finance Corp	2.64	07/01/2021	200,000	202,346
State of California	5.70	11/01/2021	200,000	215,522
State of California	3.38	04/01/2025	300,000	318,560
State of California	3.50	04/01/2028	30,000	32,724
State of California	7.30	10/01/2039	240,000	375,638
State of Connecticut	5.85	03/15/2032	100,000	131,542
State of Illinois	5.10	06/01/2033	200,000	216,628

Total Municipal Bonds (Cost $4,082,252)				4,239,570

The accompanying notes are an integral part of the financial statements.

42

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Commercial Mortgage-Backed Securities — 1.14%
Benchmark 2019-B10 Mortgage Trust	3.72	03/15/2062	250,000	275,657
Citigroup Commercial Mortgage Trust 2018-C6	4.41	11/10/2051	300,000	345,720
COMM 2013-CR9 Mortgage Trust[2]	4.23	07/10/2045	109,000	117,036
COMM 2014-LC17 Mortgage Trust	3.92	10/10/2047	702,000	756,826
COMM 2014-UBS4 Mortgage Trust	3.42	08/10/2047	582,000	608,573
Fannie Mae-Aces[2]	2.98	04/25/2022	370,375	377,717
Fannie Mae-Aces[2]	2.51	11/25/2022	400,000	406,407
Fannie Mae-Aces[2]	2.96	02/25/2027	647,000	679,043
Fannie Mae-Aces[2]	2.99	12/25/2027	200,000	212,263
Freddie Mac Multifamily Structured Pass Through Certificates	2.60	08/25/2023	280,905	283,789
Freddie Mac Multifamily Structured Pass Through Certificates	3.06	12/25/2024	500,000	524,514
Freddie Mac Multifamily Structured Pass Through Certificates	2.21	06/25/2025	282,245	285,448
Freddie Mac Multifamily Structured Pass Through Certificates	3.24	08/25/2027	750,000	809,253
Freddie Mac Multifamily Structured Pass Through Certificates[2]	3.92	09/25/2028	100,000	113,489
Freddie Mac Multifamily Structured Pass Through Certificates	3.50	03/25/2029	200,000	221,664
GS Mortgage Securities Corp 2015-GC30	3.12	05/10/2050	242,000	252,843
GS Mortgage Securities Trust 2014-GC22	3.52	06/10/2047	89,325	90,538
GS Mortgage Securities Trust 2016-GS2	3.05	05/10/2049	728,000	759,811
JPMBB Commercial Mortgage Securities Trust 2015-C29	3.30	05/15/2048	485,000	500,079
Morgan Stanley Capital I Trust 2015-UBS8	3.54	12/15/2048	470,000	500,754
Morgan Stanley Capital I Trust 2017-H1	3.26	06/15/2050	500,000	528,184
UBS Commercial Mortgage Trust 2018-C12	4.30	08/15/2051	500,000	569,435
UBS-Barclays Commercial Mortgage Trust 2012-C4	2.79	12/10/2045	504,000	511,066
UBS-Barclays Commercial Mortgage Trust 2013-C6	3.24	04/10/2046	209,691	216,272
Wells Fargo Commercial Mortgage Trust 2018-C44	4.21	05/15/2051	200,000	225,694
Wells Fargo Commercial Mortgage Trust 2018-C47	4.44	09/15/2061	100,000	114,990

Total Commercial Mortgage-Backed Securities (Cost $10,167,372)				10,287,065

The accompanying notes are an integral part of the financial statements.

43

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.65%
Fannie Mae or Freddie Mac [4]	3.00	10/01/2034	1,200,000	1,226,625
Fannie Mae or Freddie Mac [4]	3.50	10/01/2034	450,000	465,398
Fannie Mae or Freddie Mac [4]	4.00	10/01/2034	250,000	260,105
Fannie Mae or Freddie Mac [4]	2.50	10/01/2034	225,000	226,912
Fannie Mae or Freddie Mac [4]	3.50	11/01/2034	75,000	77,584
Fannie Mae or Freddie Mac [4]	4.00	10/01/2049	5,600,000	5,810,656
Fannie Mae or Freddie Mac [4]	3.50	10/01/2049	4,450,000	4,564,379
Fannie Mae or Freddie Mac [4]	3.00	10/01/2049	2,000,000	2,030,000
Fannie Mae or Freddie Mac [4]	4.50	10/01/2049	50,000	52,648
Fannie Mae or Freddie Mac [4]	3.00	11/01/2049	1,000,000	1,014,609
Fannie Mae or Freddie Mac [4]	3.50	11/01/2049	400,000	410,461
Fannie Mae or Freddie Mac [4]	2.50	11/01/2049	175,000	174,047
Fannie Mae or Freddie Mac [4]	4.50	11/01/2049	125,000	131,709
Fannie Mae Pool	4.00	03/01/2022	515	535
Fannie Mae Pool	3.50	04/01/2024	5,942	6,142
Fannie Mae Pool	4.00	07/01/2024	39,734	41,326
Fannie Mae Pool	4.50	05/01/2025	106,795	112,849
Fannie Mae Pool	3.50	10/01/2025	140,895	145,652
Fannie Mae Pool	3.50	10/01/2025	58,145	60,112
Fannie Mae Pool	3.50	12/01/2025	114,845	118,736
Fannie Mae Pool	3.50	01/01/2026	22,271	23,026
Fannie Mae Pool	3.50	02/01/2026	24,828	25,669
Fannie Mae Pool	3.50	06/01/2026	5,024	5,194
Fannie Mae Pool	3.00	11/01/2026	99,373	102,050
Fannie Mae Pool	4.00	02/01/2027	99,806	104,032
Fannie Mae Pool	3.00	05/01/2027	61,823	63,558
Fannie Mae Pool	3.50	08/01/2027	131,960	136,410
Fannie Mae Pool	3.00	08/01/2027	82,460	84,686
Fannie Mae Pool	2.50	01/01/2028	183,212	185,037
Fannie Mae Pool	3.00	02/01/2028	214,264	220,032
Fannie Mae Pool	2.50	05/01/2028	93,798	94,732
Fannie Mae Pool	3.00	08/01/2028	68,596	70,444
Fannie Mae Pool	2.50	09/01/2028	92,515	93,436
Fannie Mae Pool	4.50	03/01/2029	1,726	1,815
Fannie Mae Pool	4.00	07/01/2029	41,912	43,680
Fannie Mae Pool	4.50	08/01/2029	78,373	83,506
Fannie Mae Pool	2.50	08/01/2030	166,600	168,211
Fannie Mae Pool	3.50	11/01/2030	25,743	26,400
Fannie Mae Pool	3.00	02/01/2031	154,353	158,135
Fannie Mae Pool	4.00	03/01/2031	89,928	93,973
Fannie Mae Pool	4.00	03/01/2031	22,699	23,612
Fannie Mae Pool	3.00	07/01/2031	147,944	151,929
Fannie Mae Pool	2.50	07/01/2031	143,242	144,626
Fannie Mae Pool	2.00	08/01/2031	236,336	234,435
Fannie Mae Pool	2.50	09/01/2031	354,654	358,856

The accompanying notes are an integral part of the financial statements.

44

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.65%
Fannie Mae Pool	2.50	11/01/2031	401,710	405,601
Fannie Mae Pool	2.00	11/01/2031	36,064	35,773
Fannie Mae Pool	2.50	12/01/2031	163,725	165,308
Fannie Mae Pool	2.50	01/01/2032	207,555	209,563
Fannie Mae Pool	2.50	01/01/2032	50,993	51,487
Fannie Mae Pool	2.50	02/01/2032	208,921	210,939
Fannie Mae Pool	2.00	02/01/2032	53,525	53,094
Fannie Mae Pool	3.00	02/01/2032	46,800	47,973
Fannie Mae Pool	3.00	04/01/2032	57,446	59,121
Fannie Mae Pool	3.00	08/01/2032	47,063	48,185
Fannie Mae Pool	3.50	08/01/2032	46,584	48,463
Fannie Mae Pool	2.50	12/01/2032	184,592	186,263
Fannie Mae Pool	3.00	01/01/2033	91,091	93,353
Fannie Mae Pool	2.50	01/01/2033	91,011	91,835
Fannie Mae Pool	3.00	01/01/2033	20,209	20,711
Fannie Mae Pool	3.00	04/01/2033	143,034	146,575
Fannie Mae Pool	3.00	05/01/2033	148,002	151,660
Fannie Mae Pool	3.50	05/01/2033	80,638	83,636
Fannie Mae Pool	5.50	06/01/2033	12,007	13,460
Fannie Mae Pool	3.50	08/01/2033	161,742	168,271
Fannie Mae Pool	2.50	08/01/2033	131,625	132,818
Fannie Mae Pool	5.50	08/01/2033	74,427	83,799
Fannie Mae Pool	3.50	09/01/2033	61,882	63,963
Fannie Mae Pool	4.00	10/01/2033	202,500	214,461
Fannie Mae Pool	3.50	10/01/2033	20,732	21,429
Fannie Mae Pool	5.50	11/01/2033	938	1,056
Fannie Mae Pool	5.50	02/01/2034	48,477	54,800
Fannie Mae Pool	3.50	04/01/2034	286,332	296,028
Fannie Mae Pool	3.00	04/01/2034	89,889	91,895
Fannie Mae Pool	3.00	05/01/2034	347,507	358,250
Fannie Mae Pool	5.50	05/01/2034	130,507	147,573
Fannie Mae Pool	3.00	05/01/2034	94,400	96,523
Fannie Mae Pool	3.00	11/01/2034	19,584	20,140
Fannie Mae Pool	3.50	01/01/2035	175,091	181,706
Fannie Mae Pool	4.50	02/01/2035	381,848	410,731
Fannie Mae Pool	3.00	02/01/2035	145,882	150,025
Fannie Mae Pool	3.00	02/01/2035	60,219	62,085
Fannie Mae Pool	5.00	03/01/2035	178,627	197,195
Fannie Mae Pool	5.00	07/01/2035	21,994	24,278
Fannie Mae Pool	3.50	11/01/2035	25,498	26,415
Fannie Mae Pool	2.50	08/01/2036	53,680	54,131
Fannie Mae Pool	2.50	10/01/2036	47,307	47,515
Fannie Mae Pool	3.00	11/01/2036	18,662	19,195
Fannie Mae Pool	3.00	12/01/2036	90,263	92,842
Fannie Mae Pool	3.00	12/01/2036	72,421	74,490

The accompanying notes are an integral part of the financial statements.

45

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.65%
Fannie Mae Pool	3.00	12/01/2036	55,657	57,247
Fannie Mae Pool	3.00	02/01/2037	56,211	57,816
Fannie Mae Pool	3.50	02/01/2037	53,885	55,722
Fannie Mae Pool	3.00	02/01/2037	40,012	41,155
Fannie Mae Pool	3.00	04/01/2037	56,399	58,009
Fannie Mae Pool	5.50	09/01/2037	103,509	116,811
Fannie Mae Pool	3.50	11/01/2037	40,505	41,963
Fannie Mae Pool	3.00	01/01/2038	195,821	201,388
Fannie Mae Pool	3.50	01/01/2038	83,047	86,102
Fannie Mae Pool	5.50	02/01/2038	65,755	74,367
Fannie Mae Pool	5.00	02/01/2038	36,900	39,428
Fannie Mae Pool	4.00	03/01/2038	61,873	64,817
Fannie Mae Pool	6.00	05/01/2038	118,506	136,401
Fannie Mae Pool	4.00	07/01/2038	21,202	22,193
Fannie Mae Pool	5.50	10/01/2038	54,410	61,537
Fannie Mae Pool	4.00	12/01/2038	132,731	138,965
Fannie Mae Pool	5.00	01/01/2039	110,630	121,859
Fannie Mae Pool	4.00	02/01/2039	21,116	22,053
Fannie Mae Pool	4.50	03/01/2039	1,348	1,459
Fannie Mae Pool	3.50	04/01/2039	138,644	143,424
Fannie Mae Pool	5.50	04/01/2039	31,932	35,816
Fannie Mae Pool	3.50	06/01/2039	65,384	67,705
Fannie Mae Pool	4.50	09/01/2039	49,465	53,546
Fannie Mae Pool	6.00	10/01/2039	46,013	52,959
Fannie Mae Pool	5.00	12/01/2039	52,767	58,315
Fannie Mae Pool	4.50	02/01/2040	60,098	65,109
Fannie Mae Pool	4.00	02/01/2040	16,348	17,462
Fannie Mae Pool	4.50	04/01/2040	100,713	109,091
Fannie Mae Pool	4.50	05/01/2040	194,735	210,996
Fannie Mae Pool	4.00	07/01/2040	41,321	44,116
Fannie Mae Pool	4.50	07/01/2040	40,463	43,847
Fannie Mae Pool	5.00	08/01/2040	68,097	75,257
Fannie Mae Pool	5.00	09/01/2040	106,486	117,675
Fannie Mae Pool	4.00	01/01/2041	198,227	211,742
Fannie Mae Pool	3.50	01/01/2041	198,029	207,986
Fannie Mae Pool	5.00	02/01/2041	143,114	158,161
Fannie Mae Pool	5.00	02/01/2041	90,758	100,060
Fannie Mae Pool	3.50	03/01/2041	169,874	178,408
Fannie Mae Pool	5.00	04/01/2041	185,716	204,722
Fannie Mae Pool	4.00	01/01/2042	755,008	806,563
Fannie Mae Pool	4.00	01/01/2042	218,451	233,908
Fannie Mae Pool	4.00	01/01/2042	135,257	144,451
Fannie Mae Pool	5.50	02/01/2042	126,553	142,645
Fannie Mae Pool	3.50	05/01/2042	240,878	252,878
Fannie Mae Pool	5.00	05/01/2042	88,479	97,704

The accompanying notes are an integral part of the financial statements.

46

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.65%
Fannie Mae Pool	3.50	09/01/2042	222,321	233,532
Fannie Mae Pool	3.50	10/01/2042	202,183	212,377
Fannie Mae Pool	3.50	11/01/2042	469,989	493,688
Fannie Mae Pool	3.50	11/01/2042	155,973	163,838
Fannie Mae Pool	3.00	11/01/2042	131,515	135,517
Fannie Mae Pool	3.00	01/01/2043	323,070	332,906
Fannie Mae Pool	3.00	01/01/2043	181,584	187,106
Fannie Mae Pool	3.00	01/01/2043	62,993	64,913
Fannie Mae Pool	3.00	04/01/2043	296,264	305,296
Fannie Mae Pool	3.00	04/01/2043	63,227	65,154
Fannie Mae Pool	3.50	05/01/2043	277,664	291,479
Fannie Mae Pool	3.00	05/01/2043	44,051	45,392
Fannie Mae Pool	3.00	06/01/2043	326,052	334,991
Fannie Mae Pool	3.00	07/01/2043	375,313	386,755
Fannie Mae Pool	3.00	07/01/2043	316,309	326,109
Fannie Mae Pool	3.50	07/01/2043	280,104	294,168
Fannie Mae Pool	3.00	08/01/2043	496,242	510,965
Fannie Mae Pool	3.50	08/01/2043	218,124	229,002
Fannie Mae Pool	3.00	08/01/2043	155,224	159,901
Fannie Mae Pool	3.00	08/01/2043	151,661	156,227
Fannie Mae Pool	4.00	09/01/2043	202,540	215,657
Fannie Mae Pool	4.00	09/01/2043	125,301	133,758
Fannie Mae Pool	3.00	10/01/2043	327,429	337,035
Fannie Mae Pool	3.00	10/01/2043	310,864	320,329
Fannie Mae Pool	5.00	11/01/2043	49,317	53,773
Fannie Mae Pool	5.50	05/01/2044	75,045	83,717
Fannie Mae Pool	4.00	06/01/2044	166,877	176,529
Fannie Mae Pool	4.00	08/01/2044	161,362	170,451
Fannie Mae Pool	3.50	10/01/2044	341,231	359,204
Fannie Mae Pool	4.00	10/01/2044	92,698	98,295
Fannie Mae Pool	4.00	10/01/2044	13,601	14,361
Fannie Mae Pool	3.50	12/01/2044	310,095	326,446
Fannie Mae Pool	4.00	12/01/2044	183,104	193,345
Fannie Mae Pool	3.00	01/01/2045	314,609	324,181
Fannie Mae Pool	3.50	02/01/2045	445,220	465,884
Fannie Mae Pool	3.50	02/01/2045	256,617	267,891
Fannie Mae Pool	4.00	03/01/2045	22,468	23,719
Fannie Mae Pool	3.50	06/01/2045	159,044	165,666
Fannie Mae Pool	3.50	08/01/2045	504,638	525,569
Fannie Mae Pool	3.50	08/01/2045	203,631	212,079
Fannie Mae Pool	3.50	09/01/2045	299,157	311,580
Fannie Mae Pool	4.50	09/01/2045	103,553	110,204
Fannie Mae Pool	4.00	10/01/2045	60,972	64,315
Fannie Mae Pool	4.00	10/01/2045	37,957	40,028
Fannie Mae Pool	3.00	11/01/2045	768,211	786,785

The accompanying notes are an integral part of the financial statements.

47

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.65%
Fannie Mae Pool	4.00	11/01/2045	463,507	488,907
Fannie Mae Pool	3.50	11/01/2045	160,725	167,426
Fannie Mae Pool	4.50	11/01/2045	133,186	143,175
Fannie Mae Pool	4.00	11/01/2045	14,700	15,508
Fannie Mae Pool	3.00	12/01/2045	546,703	559,940
Fannie Mae Pool	3.50	12/01/2045	307,412	320,148
Fannie Mae Pool	3.50	12/01/2045	262,109	272,982
Fannie Mae Pool	4.50	12/01/2045	112,445	119,782
Fannie Mae Pool	3.50	01/01/2046	313,759	326,793
Fannie Mae Pool	3.50	01/01/2046	287,921	299,870
Fannie Mae Pool	4.00	01/01/2046	239,843	252,822
Fannie Mae Pool	3.00	01/01/2046	203,730	208,663
Fannie Mae Pool	3.50	02/01/2046	290,967	303,022
Fannie Mae Pool	4.00	02/01/2046	230,032	242,426
Fannie Mae Pool	3.50	03/01/2046	305,312	317,579
Fannie Mae Pool	3.50	03/01/2046	301,752	314,005
Fannie Mae Pool	3.50	03/01/2046	292,444	303,884
Fannie Mae Pool	3.50	03/01/2046	289,245	301,001
Fannie Mae Pool	3.50	03/01/2046	285,992	297,837
Fannie Mae Pool	3.50	03/01/2046	272,561	283,750
Fannie Mae Pool	4.00	03/01/2046	205,820	216,830
Fannie Mae Pool	3.00	05/01/2046	356,905	365,544
Fannie Mae Pool	3.00	06/01/2046	212,961	218,118
Fannie Mae Pool	4.00	07/01/2046	156,996	162,855
Fannie Mae Pool	2.50	08/01/2046	152,446	152,316
Fannie Mae Pool	4.50	08/01/2046	144,168	151,723
Fannie Mae Pool	2.50	08/01/2046	20,521	20,503
Fannie Mae Pool	3.00	09/01/2046	222,646	227,776
Fannie Mae Pool	3.00	09/01/2046	220,864	226,213
Fannie Mae Pool	3.00	09/01/2046	76,768	78,633
Fannie Mae Pool	2.50	09/01/2046	19,949	19,932
Fannie Mae Pool	3.00	10/01/2046	249,600	255,663
Fannie Mae Pool	3.00	10/01/2046	23,934	24,515
Fannie Mae Pool	3.00	10/01/2046	21,251	21,767
Fannie Mae Pool	3.00	11/01/2046	250,641	256,730
Fannie Mae Pool	3.00	11/01/2046	85,454	87,530
Fannie Mae Pool	3.00	11/01/2046	75,358	77,185
Fannie Mae Pool	4.50	11/01/2046	47,378	50,882
Fannie Mae Pool	3.00	11/01/2046	37,787	38,706
Fannie Mae Pool	3.00	12/01/2046	237,286	243,051
Fannie Mae Pool	3.00	12/01/2046	207,121	212,152
Fannie Mae Pool	3.50	12/01/2046	179,395	186,567
Fannie Mae Pool	3.00	12/01/2046	177,246	181,547
Fannie Mae Pool	2.50	12/01/2046	20,957	20,939
Fannie Mae Pool	3.00	01/01/2047	156,544	160,201

The accompanying notes are an integral part of the financial statements.

48

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.65%
Fannie Mae Pool	4.50	01/01/2047	34,987	36,987
Fannie Mae Pool	3.00	02/01/2047	266,137	272,590
Fannie Mae Pool	3.50	02/01/2047	38,130	39,587
Fannie Mae Pool	4.50	03/01/2047	167,048	177,012
Fannie Mae Pool	4.50	03/01/2047	157,146	166,649
Fannie Mae Pool	3.00	04/01/2047	289,278	295,958
Fannie Mae Pool	4.50	04/01/2047	149,843	158,858
Fannie Mae Pool	4.00	05/01/2047	218,529	229,112
Fannie Mae Pool	4.00	06/01/2047	239,958	251,468
Fannie Mae Pool	3.50	08/01/2047	282,318	291,788
Fannie Mae Pool	4.00	08/01/2047	158,969	166,920
Fannie Mae Pool	4.00	08/01/2047	86,549	90,647
Fannie Mae Pool	4.00	08/01/2047	62,316	65,275
Fannie Mae Pool	3.50	08/01/2047	45,646	47,164
Fannie Mae Pool	3.50	09/01/2047	326,126	337,546
Fannie Mae Pool	4.00	09/01/2047	173,642	181,850
Fannie Mae Pool	4.50	10/01/2047	100,795	106,493
Fannie Mae Pool	3.50	11/01/2047	109,329	112,798
Fannie Mae Pool	3.50	12/01/2047	453,380	468,142
Fannie Mae Pool	4.00	12/01/2047	284,130	297,278
Fannie Mae Pool	3.50	12/01/2047	274,960	284,949
Fannie Mae Pool	3.50	12/01/2047	231,414	238,935
Fannie Mae Pool	3.50	01/01/2048	373,345	386,112
Fannie Mae Pool	4.00	01/01/2048	240,148	251,935
Fannie Mae Pool	4.50	01/01/2048	40,928	43,234
Fannie Mae Pool	4.00	02/01/2048	427,079	446,281
Fannie Mae Pool	4.50	02/01/2048	98,677	104,036
Fannie Mae Pool	3.50	03/01/2048	212,600	219,179
Fannie Mae Pool	4.00	03/01/2048	105,310	109,386
Fannie Mae Pool	3.00	04/01/2048	168,720	172,671
Fannie Mae Pool	3.50	04/01/2048	160,282	165,664
Fannie Mae Pool	4.50	05/01/2048	399,404	421,785
Fannie Mae Pool	4.50	05/01/2048	288,669	305,071
Fannie Mae Pool	3.50	05/01/2048	111,453	114,820
Fannie Mae Pool	4.50	05/01/2048	81,401	85,938
Fannie Mae Pool	4.00	06/01/2048	301,665	314,523
Fannie Mae Pool	4.00	06/01/2048	239,780	249,701
Fannie Mae Pool	4.00	06/01/2048	174,701	182,271
Fannie Mae Pool	4.00	06/01/2048	167,257	174,951
Fannie Mae Pool	4.50	06/01/2048	73,673	77,612
Fannie Mae Pool	4.00	07/01/2048	163,562	170,111
Fannie Mae Pool	4.00	07/01/2048	131,940	136,815
Fannie Mae Pool	4.00	07/01/2048	83,771	87,112
Fannie Mae Pool	4.00	08/01/2048	191,532	199,412
Fannie Mae Pool	5.00	08/01/2048	68,889	73,821

The accompanying notes are an integral part of the financial statements.

49

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.65%
Fannie Mae Pool	3.50	08/01/2048	18,279	18,750
Fannie Mae Pool	4.00	09/01/2048	161,330	167,877
Fannie Mae Pool	4.00	10/01/2048	272,068	283,090
Fannie Mae Pool	3.50	10/01/2048	86,693	89,199
Fannie Mae Pool	3.50	10/01/2048	43,844	45,086
Fannie Mae Pool	4.00	11/01/2048	233,866	243,092
Fannie Mae Pool	3.50	11/01/2048	224,673	230,426
Fannie Mae Pool	4.50	11/01/2048	84,223	88,869
Fannie Mae Pool	4.00	12/01/2048	297,740	309,215
Fannie Mae Pool	4.00	12/01/2048	288,451	299,436
Fannie Mae Pool	4.00	12/01/2048	261,888	272,168
Fannie Mae Pool	4.50	12/01/2048	158,051	166,368
Fannie Mae Pool	4.50	12/01/2048	83,715	88,097
Fannie Mae Pool	4.50	01/01/2049	292,096	307,934
Fannie Mae Pool	4.00	01/01/2049	162,032	167,900
Fannie Mae Pool	4.50	01/01/2049	86,883	91,421
Fannie Mae Pool	4.00	02/01/2049	130,616	135,370
Fannie Mae Pool	3.50	02/01/2049	128,101	131,712
Fannie Mae Pool	4.50	02/01/2049	121,254	127,498
Fannie Mae Pool	4.00	02/01/2049	100,000	104,257
Fannie Mae Pool	3.50	02/01/2049	87,838	90,221
Fannie Mae Pool	4.00	02/01/2049	80,209	83,119
Fannie Mae Pool	3.50	02/01/2049	43,164	44,384
Fannie Mae Pool	3.50	03/01/2049	174,439	179,046
Fannie Mae Pool	4.00	03/01/2049	169,848	176,019
Fannie Mae Pool	5.00	03/01/2049	96,951	103,968
Fannie Mae Pool	4.00	03/01/2049	87,855	91,751
Fannie Mae Pool	3.50	04/01/2049	93,095	95,622
Fannie Mae Pool	4.50	04/01/2049	90,569	95,350
Fannie Mae Pool	3.50	04/01/2049	25,001	25,679
Fannie Mae Pool	3.50	05/01/2049	290,173	298,378
Fannie Mae Pool	3.50	05/01/2049	166,207	170,665
Fannie Mae Pool	4.50	06/01/2049	316,517	333,146
Fannie Mae Pool	3.50	06/01/2049	280,761	288,606
Fannie Mae Pool	3.50	06/01/2049	242,276	248,968
Freddie Mac Gold Pool	4.00	10/01/2020	10,615	11,041
Freddie Mac Gold Pool	3.50	10/01/2025	17,400	17,996
Freddie Mac Gold Pool	3.50	11/01/2025	118,733	122,818
Freddie Mac Gold Pool	5.50	12/01/2025	663	717
Freddie Mac Gold Pool	3.50	07/01/2026	50,160	51,889
Freddie Mac Gold Pool	4.00	07/01/2026	39,732	41,475
Freddie Mac Gold Pool	3.50	01/01/2027	83,269	86,774
Freddie Mac Gold Pool	3.00	02/01/2027	61,201	62,950
Freddie Mac Gold Pool	2.50	11/01/2027	80,577	81,615
Freddie Mac Gold Pool	3.00	02/01/2029	152,454	156,655

The accompanying notes are an integral part of the financial statements.

50

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.65%
Freddie Mac Gold Pool	3.00	06/01/2029	181,142	186,689
Freddie Mac Gold Pool	2.50	09/01/2029	84,412	85,296
Freddie Mac Gold Pool	3.00	02/01/2031	180,434	185,402
Freddie Mac Gold Pool	4.50	03/01/2031	125,192	134,604
Freddie Mac Gold Pool	2.50	11/01/2031	194,585	197,226
Freddie Mac Gold Pool	2.50	11/01/2031	41,598	42,023
Freddie Mac Gold Pool	2.50	12/01/2031	176,754	178,555
Freddie Mac Gold Pool	2.00	01/01/2032	173,612	172,309
Freddie Mac Gold Pool	2.50	02/01/2032	174,771	176,552
Freddie Mac Gold Pool	3.00	02/01/2032	87,524	89,764
Freddie Mac Gold Pool	2.50	11/01/2032	267,701	270,432
Freddie Mac Gold Pool	3.00	12/01/2032	176,410	180,874
Freddie Mac Gold Pool	2.50	01/01/2033	69,772	70,624
Freddie Mac Gold Pool	3.00	02/01/2033	342,423	351,123
Freddie Mac Gold Pool	2.50	03/01/2033	171,432	173,077
Freddie Mac Gold Pool	2.50	04/01/2033	89,502	90,360
Freddie Mac Gold Pool	2.50	05/01/2033	89,651	90,482
Freddie Mac Gold Pool	2.50	06/01/2033	176,886	178,578
Freddie Mac Gold Pool	2.50	07/01/2033	166,899	168,500
Freddie Mac Gold Pool	3.50	09/01/2033	101,371	104,867
Freddie Mac Gold Pool	3.00	12/01/2033	84,527	86,653
Freddie Mac Gold Pool	3.50	12/01/2033	60,916	63,019
Freddie Mac Gold Pool	3.00	04/01/2034	89,883	91,973
Freddie Mac Gold Pool	3.00	12/01/2034	390,831	402,158
Freddie Mac Gold Pool	3.50	03/01/2035	158,887	165,382
Freddie Mac Gold Pool	3.00	04/01/2035	45,047	46,179
Freddie Mac Gold Pool	3.50	05/01/2035	137,598	143,234
Freddie Mac Gold Pool	4.00	10/01/2035	138,032	146,276
Freddie Mac Gold Pool	5.50	03/01/2036	57,480	64,708
Freddie Mac Gold Pool	4.50	06/01/2036	404,061	436,705
Freddie Mac Gold Pool	3.00	11/01/2036	72,304	74,408
Freddie Mac Gold Pool	3.00	02/01/2037	72,561	74,644
Freddie Mac Gold Pool	5.00	02/01/2037	69,018	76,192
Freddie Mac Gold Pool	5.50	06/01/2037	47,540	53,628
Freddie Mac Gold Pool	3.50	06/01/2037	37,974	39,382
Freddie Mac Gold Pool	5.50	12/01/2037	95,976	108,344
Freddie Mac Gold Pool	5.50	07/01/2038	45,668	51,536
Freddie Mac Gold Pool	5.00	10/01/2038	44,867	49,540
Freddie Mac Gold Pool	5.50	03/01/2039	46,191	52,125
Freddie Mac Gold Pool	5.00	04/01/2039	64,874	70,344
Freddie Mac Gold Pool	4.50	06/01/2039	36,629	39,693
Freddie Mac Gold Pool	4.50	10/01/2039	59,532	64,529
Freddie Mac Gold Pool	4.00	11/01/2039	103,393	110,492
Freddie Mac Gold Pool	5.50	12/01/2039	54,928	59,404
Freddie Mac Gold Pool	5.50	03/01/2040	145,005	163,370

The accompanying notes are an integral part of the financial statements.

51

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.65%
Freddie Mac Gold Pool	4.00	12/01/2040	187,672	200,574
Freddie Mac Gold Pool	4.00	12/01/2040	145,298	155,287
Freddie Mac Gold Pool	4.50	12/01/2040	84,280	91,361
Freddie Mac Gold Pool	5.50	06/01/2041	61,420	69,699
Freddie Mac Gold Pool	5.50	06/01/2041	60,219	67,976
Freddie Mac Gold Pool	4.00	11/01/2041	242,287	259,023
Freddie Mac Gold Pool	3.50	11/01/2041	222,463	233,770
Freddie Mac Gold Pool	3.50	04/01/2042	302,546	317,913
Freddie Mac Gold Pool	3.50	06/01/2042	111,692	117,378
Freddie Mac Gold Pool	3.50	09/01/2042	112,666	118,677
Freddie Mac Gold Pool	3.50	09/01/2042	106,343	111,766
Freddie Mac Gold Pool	3.00	10/01/2042	359,083	370,222
Freddie Mac Gold Pool	3.00	10/01/2042	63,569	65,542
Freddie Mac Gold Pool	3.00	12/01/2042	98,512	101,554
Freddie Mac Gold Pool	3.00	01/01/2043	469,376	483,933
Freddie Mac Gold Pool	3.00	02/01/2043	203,966	210,284
Freddie Mac Gold Pool	3.00	02/01/2043	112,604	116,063
Freddie Mac Gold Pool	2.50	02/01/2043	34,423	34,413
Freddie Mac Gold Pool	3.00	03/01/2043	86,826	89,519
Freddie Mac Gold Pool	3.50	06/01/2043	118,532	124,572
Freddie Mac Gold Pool	3.50	07/01/2043	11,974	12,579
Freddie Mac Gold Pool	3.00	08/01/2043	371,495	382,887
Freddie Mac Gold Pool	3.00	08/01/2043	280,669	288,545
Freddie Mac Gold Pool	3.50	08/01/2043	212,390	223,135
Freddie Mac Gold Pool	4.50	11/01/2043	143,361	154,718
Freddie Mac Gold Pool	3.50	01/01/2044	131,653	138,347
Freddie Mac Gold Pool	4.50	05/01/2044	5,752	6,059
Freddie Mac Gold Pool	3.50	06/01/2044	70,394	73,620
Freddie Mac Gold Pool	5.00	06/01/2044	57,810	63,027
Freddie Mac Gold Pool	4.00	07/01/2044	239,458	253,191
Freddie Mac Gold Pool	3.50	01/01/2045	182,007	189,854
Freddie Mac Gold Pool	4.00	01/01/2045	147,948	156,319
Freddie Mac Gold Pool	3.50	02/01/2045	133,125	138,825
Freddie Mac Gold Pool	4.50	03/01/2045	179,982	193,588
Freddie Mac Gold Pool	3.50	07/01/2045	328,666	342,533
Freddie Mac Gold Pool	3.00	09/01/2045	320,168	328,097
Freddie Mac Gold Pool	3.50	11/01/2045	62,968	65,662
Freddie Mac Gold Pool	3.50	12/01/2045	426,739	445,000
Freddie Mac Gold Pool	4.00	12/01/2045	273,854	289,336
Freddie Mac Gold Pool	4.00	12/01/2045	151,406	159,769
Freddie Mac Gold Pool	3.50	01/01/2046	281,509	293,546
Freddie Mac Gold Pool	4.00	01/01/2046	235,412	248,329
Freddie Mac Gold Pool	3.00	03/01/2046	442,373	453,333
Freddie Mac Gold Pool	3.50	03/01/2046	282,645	294,556
Freddie Mac Gold Pool	4.00	03/01/2046	18,483	19,490

The accompanying notes are an integral part of the financial statements.

52

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.65%
Freddie Mac Gold Pool	4.00	04/01/2046	834,112	878,958
Freddie Mac Gold Pool	3.00	04/01/2046	337,517	345,888
Freddie Mac Gold Pool	3.50	04/01/2046	300,096	312,398
Freddie Mac Gold Pool	4.50	04/01/2046	37,779	40,483
Freddie Mac Gold Pool	3.00	05/01/2046	348,887	357,543
Freddie Mac Gold Pool	3.50	06/01/2046	229,321	239,000
Freddie Mac Gold Pool	2.50	09/01/2046	32,426	32,416
Freddie Mac Gold Pool	3.00	11/01/2046	224,494	230,074
Freddie Mac Gold Pool	3.00	12/01/2046	246,415	252,235
Freddie Mac Gold Pool	2.50	12/01/2046	30,360	30,351
Freddie Mac Gold Pool	3.00	01/01/2047	398,074	407,970
Freddie Mac Gold Pool	5.00	03/01/2047	200,462	215,404
Freddie Mac Gold Pool	4.50	03/01/2047	189,866	201,133
Freddie Mac Gold Pool	3.00	03/01/2047	70,041	71,691
Freddie Mac Gold Pool	3.50	04/01/2047	233,341	243,056
Freddie Mac Gold Pool	4.50	11/01/2047	185,564	196,162
Freddie Mac Gold Pool	3.50	12/01/2047	273,940	283,628
Freddie Mac Gold Pool	4.00	12/01/2047	243,565	255,992
Freddie Mac Gold Pool	3.00	12/01/2047	47,766	49,064
Freddie Mac Gold Pool	3.50	12/01/2047	42,876	44,276
Freddie Mac Gold Pool	5.00	02/01/2048	23,596	25,332
Freddie Mac Gold Pool	3.00	03/01/2048	184,491	188,344
Freddie Mac Gold Pool	3.50	03/01/2048	47,596	49,120
Freddie Mac Gold Pool	3.00	04/01/2048	188,226	192,211
Freddie Mac Gold Pool	3.50	05/01/2048	112,991	116,544
Freddie Mac Gold Pool	5.00	05/01/2048	105,472	113,173
Freddie Mac Gold Pool	4.50	05/01/2048	80,855	85,417
Freddie Mac Gold Pool	3.00	06/01/2048	116,568	118,949
Freddie Mac Gold Pool	3.50	07/01/2048	428,130	439,998
Freddie Mac Gold Pool	4.00	07/01/2048	244,695	255,440
Freddie Mac Gold Pool	4.50	07/01/2048	151,233	159,071
Freddie Mac Gold Pool	5.00	07/01/2048	21,041	22,604
Freddie Mac Gold Pool	3.50	08/01/2048	86,748	89,250
Freddie Mac Gold Pool	4.00	09/01/2048	98,783	103,079
Freddie Mac Gold Pool	4.00	09/01/2048	93,355	97,164
Freddie Mac Gold Pool	4.00	09/01/2048	84,677	87,864
Freddie Mac Gold Pool	4.50	09/01/2048	77,687	81,935
Freddie Mac Gold Pool	4.00	10/01/2048	249,802	259,873
Freddie Mac Gold Pool	3.50	10/01/2048	170,872	175,924
Freddie Mac Gold Pool	3.50	11/01/2048	88,285	90,675
Freddie Mac Gold Pool	4.50	11/01/2048	82,662	87,357
Freddie Mac Pool	3.00	05/01/2034	147,442	150,702
Freddie Mac Pool	3.00	09/01/2046	219,119	224,737
Freddie Mac Pool	3.00	11/01/2046	564,968	578,687
Freddie Mac Pool	4.00	03/01/2047	218,133	228,866

The accompanying notes are an integral part of the financial statements.

53

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.65%
Freddie Mac Pool	3.50	11/01/2047	307,008	317,625
Freddie Mac Pool	3.50	11/01/2047	298,239	307,526
Freddie Mac Pool	3.50	12/01/2047	266,351	275,490
Freddie Mac Pool	3.50	03/01/2048	144,186	149,130
Freddie Mac Pool	3.50	06/01/2048	174,719	179,810
Freddie Mac Pool	4.00	08/01/2048	405,090	420,241
Freddie Mac Pool	4.00	11/01/2048	81,704	84,781
Freddie Mac Pool	4.50	11/01/2048	78,244	82,266
Freddie Mac Pool	4.50	02/01/2049	1,594,685	1,677,384
Freddie Mac Pool	5.00	03/01/2049	478,568	511,962
Freddie Mac Pool	3.50	03/01/2049	124,988	128,533
Freddie Mac Pool	3.50	04/01/2049	180,495	185,296
Freddie Mac Pool	4.00	04/01/2049	50,000	52,000
Freddie Mac Pool	3.50	05/01/2049	189,836	194,962
Freddie Mac Pool	3.00	09/01/2049	299,971	304,544
Ginnie Mae [4]	4.00	10/20/2049	3,975,000	4,133,767
Ginnie Mae [4]	3.50	10/20/2049	3,525,000	3,651,749
Ginnie Mae [4]	3.00	10/20/2049	1,900,000	1,949,652
Ginnie Mae [4]	4.50	10/20/2049	775,000	809,864
Ginnie Mae [4]	5.00	10/20/2049	200,000	210,859
Ginnie Mae [4]	4.50	10/20/2049	50,000	52,211
Ginnie Mae [4]	3.00	11/20/2049	350,000	358,873
Ginnie Mae [4]	3.50	11/20/2049	200,000	207,125
Ginnie Mae [4]	5.00	11/20/2049	50,000	49,908
Ginnie Mae I Pool	5.50	07/15/2038	137,996	156,455
Ginnie Mae I Pool	5.50	12/15/2038	64,086	72,238
Ginnie Mae I Pool	5.00	03/15/2039	33,429	37,568
Ginnie Mae I Pool	5.00	04/15/2039	167,308	188,100
Ginnie Mae I Pool	5.00	07/15/2039	27,762	31,200
Ginnie Mae I Pool	4.50	11/15/2039	79,110	86,119
Ginnie Mae I Pool	5.00	12/15/2039	3,012	3,382
Ginnie Mae I Pool	4.50	05/15/2040	17,985	19,576
Ginnie Mae I Pool	4.50	08/15/2040	4,718	5,138
Ginnie Mae I Pool	5.00	12/15/2040	29,225	32,834
Ginnie Mae I Pool	5.00	04/15/2041	22,480	24,051
Ginnie Mae I Pool	5.00	05/15/2041	132,636	148,708
Ginnie Mae I Pool	3.00	11/15/2042	110,572	114,275
Ginnie Mae I Pool	3.00	05/15/2043	13,207	13,609
Ginnie Mae I Pool	3.50	11/15/2044	18,893	19,768
Ginnie Mae I Pool	3.50	02/15/2045	162,232	168,722
Ginnie Mae I Pool	3.00	03/15/2045	126,840	130,225
Ginnie Mae I Pool	3.50	03/15/2045	38,647	40,397
Ginnie Mae I Pool	4.00	07/15/2045	25,926	27,169
Ginnie Mae I Pool	3.00	08/15/2045	141,310	145,081
Ginnie Mae I Pool	4.00	12/15/2045	24,217	25,935

The accompanying notes are an integral part of the financial statements.

54

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.65%
Ginnie Mae I Pool	4.00	03/15/2046	140,616	150,516
Ginnie Mae I Pool	4.00	03/15/2046	38,908	40,962
Ginnie Mae I Pool	4.00	05/15/2046	64,217	67,305
Ginnie Mae I Pool	3.50	06/15/2046	122,793	128,159
Ginnie Mae I Pool	4.50	08/15/2046	132,761	141,638
Ginnie Mae I Pool	4.50	08/15/2046	101,639	111,344
Ginnie Mae I Pool	2.50	09/15/2046	48,569	48,943
Ginnie Mae I Pool	4.50	10/15/2046	66,115	72,123
Ginnie Mae I Pool	4.00	07/15/2047	71,567	76,355
Ginnie Mae I Pool	4.50	12/15/2047	81,674	87,509
Ginnie Mae II Pool	3.00	01/20/2027	191,124	196,249
Ginnie Mae II Pool	2.50	08/20/2027	25,914	26,360
Ginnie Mae II Pool	2.50	03/20/2028	23,861	24,274
Ginnie Mae II Pool	3.00	10/20/2028	24,565	25,227
Ginnie Mae II Pool	3.50	07/20/2030	42,505	43,942
Ginnie Mae II Pool	2.50	12/20/2030	125,202	126,754
Ginnie Mae II Pool	3.00	07/20/2032	34,763	35,552
Ginnie Mae II Pool	5.50	02/20/2034	14,284	16,155
Ginnie Mae II Pool	5.00	06/20/2040	29,165	32,270
Ginnie Mae II Pool	4.00	08/20/2040	48,407	51,544
Ginnie Mae II Pool	5.00	09/20/2040	62,291	68,881
Ginnie Mae II Pool	4.00	10/20/2040	51,167	54,516
Ginnie Mae II Pool	4.50	10/20/2040	37,171	40,667
Ginnie Mae II Pool	4.00	01/20/2041	46,357	49,401
Ginnie Mae II Pool	4.00	04/20/2041	45,202	48,189
Ginnie Mae II Pool	4.50	04/20/2041	30,510	33,371
Ginnie Mae II Pool	5.00	04/20/2041	5,893	6,509
Ginnie Mae II Pool	4.50	05/20/2041	123,403	134,984
Ginnie Mae II Pool	4.50	08/20/2041	228,671	249,788
Ginnie Mae II Pool	4.00	10/20/2041	51,028	54,409
Ginnie Mae II Pool	4.00	04/20/2042	48,860	51,977
Ginnie Mae II Pool	3.50	04/20/2042	38,325	40,700
Ginnie Mae II Pool	3.50	05/20/2042	256,459	272,356
Ginnie Mae II Pool	3.50	08/20/2042	145,120	154,115
Ginnie Mae II Pool	3.00	08/20/2042	91,326	94,511
Ginnie Mae II Pool	3.00	09/20/2042	220,471	228,161
Ginnie Mae II Pool	3.50	09/20/2042	75,919	80,625
Ginnie Mae II Pool	3.50	10/20/2042	226,429	240,465
Ginnie Mae II Pool	3.00	11/20/2042	268,317	277,676
Ginnie Mae II Pool	3.50	01/20/2043	315,347	334,896
Ginnie Mae II Pool	3.00	01/20/2043	279,048	288,781
Ginnie Mae II Pool	3.50	03/20/2043	104,103	110,556
Ginnie Mae II Pool	3.50	04/20/2043	103,986	110,432
Ginnie Mae II Pool	3.50	05/20/2043	83,652	88,838
Ginnie Mae II Pool	3.50	08/20/2043	166,156	176,099

The accompanying notes are an integral part of the financial statements.

55

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.65%
Ginnie Mae II Pool	3.50	09/20/2043	170,826	180,924
Ginnie Mae II Pool	3.00	11/20/2043	224,790	232,532
Ginnie Mae II Pool	5.00	12/20/2043	12,281	13,559
Ginnie Mae II Pool	3.50	02/20/2044	225,520	237,282
Ginnie Mae II Pool	3.50	07/20/2044	188,863	198,356
Ginnie Mae II Pool	4.50	07/20/2044	9,062	9,710
Ginnie Mae II Pool	3.50	10/20/2044	242,239	253,964
Ginnie Mae II Pool	4.50	10/20/2044	11,746	12,573
Ginnie Mae II Pool	3.50	02/20/2045	264,611	276,898
Ginnie Mae II Pool	3.00	02/20/2045	155,337	161,496
Ginnie Mae II Pool	3.50	03/20/2045	222,914	233,158
Ginnie Mae II Pool	4.50	03/20/2045	134,480	144,192
Ginnie Mae II Pool	5.50	03/20/2045	100,900	112,409
Ginnie Mae II Pool	3.00	04/20/2045	272,856	281,336
Ginnie Mae II Pool	3.50	04/20/2045	220,894	231,037
Ginnie Mae II Pool	3.50	07/20/2045	321,633	336,426
Ginnie Mae II Pool	3.50	09/20/2045	243,308	254,499
Ginnie Mae II Pool	4.00	10/20/2045	171,408	181,571
Ginnie Mae II Pool	4.00	11/20/2045	251,273	265,940
Ginnie Mae II Pool	3.50	11/20/2045	161,875	169,319
Ginnie Mae II Pool	3.50	12/20/2045	243,642	255,353
Ginnie Mae II Pool	3.50	01/20/2046	206,793	216,296
Ginnie Mae II Pool	3.50	03/20/2046	245,229	256,400
Ginnie Mae II Pool	4.00	03/20/2046	192,743	204,820
Ginnie Mae II Pool	3.00	03/20/2046	167,201	172,387
Ginnie Mae II Pool	3.50	04/20/2046	261,346	273,346
Ginnie Mae II Pool	3.00	04/20/2046	171,616	176,999
Ginnie Mae II Pool	5.00	04/20/2046	82,131	90,490
Ginnie Mae II Pool	3.00	05/20/2046	300,253	309,040
Ginnie Mae II Pool	3.50	05/20/2046	271,019	283,010
Ginnie Mae II Pool	4.50	05/20/2046	118,920	127,210
Ginnie Mae II Pool	3.00	06/20/2046	311,040	320,616
Ginnie Mae II Pool	3.50	06/20/2046	184,163	192,164
Ginnie Mae II Pool	5.00	06/20/2046	77,710	85,485
Ginnie Mae II Pool	3.00	07/20/2046	319,083	329,005
Ginnie Mae II Pool	3.50	07/20/2046	187,439	195,512
Ginnie Mae II Pool	4.00	07/20/2046	84,353	89,187
Ginnie Mae II Pool	4.50	07/20/2046	70,867	75,725
Ginnie Mae II Pool	3.00	08/20/2046	291,814	300,892
Ginnie Mae II Pool	3.50	08/20/2046	191,536	199,707
Ginnie Mae II Pool	5.00	08/20/2046	89,372	98,038
Ginnie Mae II Pool	3.00	09/20/2046	201,847	208,248
Ginnie Mae II Pool	3.00	10/20/2046	203,720	210,059
Ginnie Mae II Pool	3.50	10/20/2046	151,724	158,415
Ginnie Mae II Pool	5.50	10/20/2046	44,527	49,492

The accompanying notes are an integral part of the financial statements.

56

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.65%
Ginnie Mae II Pool	3.00	11/20/2046	295,671	304,871
Ginnie Mae II Pool	3.50	11/20/2046	186,894	195,084
Ginnie Mae II Pool	3.00	11/20/2046	185,050	190,788
Ginnie Mae II Pool	4.50	11/20/2046	123,585	132,484
Ginnie Mae II Pool	2.50	11/20/2046	74,288	74,974
Ginnie Mae II Pool	3.00	12/20/2046	210,136	216,667
Ginnie Mae II Pool	3.50	12/20/2046	193,195	201,116
Ginnie Mae II Pool	2.50	12/20/2046	94,642	95,634
Ginnie Mae II Pool	4.50	12/20/2046	53,876	57,665
Ginnie Mae II Pool	3.00	01/20/2047	212,751	219,354
Ginnie Mae II Pool	4.50	01/20/2047	139,503	149,601
Ginnie Mae II Pool	4.00	01/20/2047	139,025	145,901
Ginnie Mae II Pool	2.50	01/20/2047	25,636	25,874
Ginnie Mae II Pool	3.00	02/20/2047	293,925	303,031
Ginnie Mae II Pool	3.50	02/20/2047	207,817	216,232
Ginnie Mae II Pool	4.00	02/20/2047	173,574	182,090
Ginnie Mae II Pool	3.50	06/20/2047	151,573	157,606
Ginnie Mae II Pool	4.00	06/20/2047	69,377	72,644
Ginnie Mae II Pool	4.00	07/20/2047	429,107	447,520
Ginnie Mae II Pool	3.50	07/20/2047	313,209	325,568
Ginnie Mae II Pool	4.00	08/20/2047	71,964	75,199
Ginnie Mae II Pool	3.50	09/20/2047	88,307	91,860
Ginnie Mae II Pool	3.00	10/20/2047	165,532	170,155
Ginnie Mae II Pool	3.50	10/20/2047	93,989	97,641
Ginnie Mae II Pool	4.50	10/20/2047	29,995	31,518
Ginnie Mae II Pool	3.50	11/20/2047	498,312	517,628
Ginnie Mae II Pool	4.00	11/20/2047	253,898	265,085
Ginnie Mae II Pool	3.00	11/20/2047	21,249	21,847
Ginnie Mae II Pool	4.00	12/20/2047	253,809	264,863
Ginnie Mae II Pool	3.00	12/20/2047	240,125	246,748
Ginnie Mae II Pool	3.50	12/20/2047	228,009	236,795
Ginnie Mae II Pool	3.50	01/20/2048	526,659	546,733
Ginnie Mae II Pool	4.00	01/20/2048	86,691	90,379
Ginnie Mae II Pool	3.00	02/20/2048	265,248	272,531
Ginnie Mae II Pool	3.50	02/20/2048	168,548	174,722
Ginnie Mae II Pool	3.00	03/20/2048	354,058	363,779
Ginnie Mae II Pool	4.00	03/20/2048	268,093	280,285
Ginnie Mae II Pool	5.00	03/20/2048	62,217	66,649
Ginnie Mae II Pool	4.50	03/20/2048	38,021	39,781
Ginnie Mae II Pool	4.50	05/20/2048	71,669	74,973
Ginnie Mae II Pool	3.50	06/20/2048	167,562	173,813
Ginnie Mae II Pool	4.00	06/20/2048	40,992	42,628
Ginnie Mae II Pool	4.00	07/20/2048	182,407	189,857
Ginnie Mae II Pool	4.50	08/20/2048	315,410	330,747
Ginnie Mae II Pool	4.00	08/20/2048	263,328	274,237

The accompanying notes are an integral part of the financial statements.

57

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.65%
Ginnie Mae II Pool	5.00	08/20/2048	36,370	38,630
Ginnie Mae II Pool	4.00	09/20/2048	265,045	275,924
Ginnie Mae II Pool	4.50	09/20/2048	206,949	217,427
Ginnie Mae II Pool	4.50	10/20/2048	227,159	238,235
Ginnie Mae II Pool	5.00	10/20/2048	72,637	76,796
Ginnie Mae II Pool	4.00	11/20/2048	229,751	239,151
Ginnie Mae II Pool	5.00	11/20/2048	176,689	186,952
Ginnie Mae II Pool	4.50	12/20/2048	167,476	175,521
Ginnie Mae II Pool	5.00	12/20/2048	42,552	44,912
Ginnie Mae II Pool	4.50	01/20/2049	297,935	311,638
Ginnie Mae II Pool	4.00	01/20/2049	225,989	235,365
Ginnie Mae II Pool	5.00	01/20/2049	44,190	46,641
Ginnie Mae II Pool	4.50	02/20/2049	297,820	311,518
Ginnie Mae II Pool	3.50	02/20/2049	294,173	304,849
Ginnie Mae II Pool	5.00	02/20/2049	98,455	103,915
Ginnie Mae II Pool	4.50	03/20/2049	120,137	125,662
Ginnie Mae II Pool	3.50	04/20/2049	196,222	203,343
Ginnie Mae II Pool	3.50	06/20/2049	297,517	308,343

Total Mortgage-Backed Securities (Cost $130,692,233)				131,591,412

U.S. Government Agency Obligations — 0.56%
Federal Farm Credit Banks	2.35	02/12/2021	250,000	251,768
Federal Home Loan Banks	2.25	01/29/2021	25,000	25,002
Federal Home Loan Banks	1.12	07/14/2021	485,000	480,299
Federal Home Loan Banks	2.50	02/13/2024	200,000	207,578
Federal Home Loan Banks	5.50	07/15/2036	120,000	174,477
Federal Home Loan Mortgage Corp	2.38	01/13/2022	485,000	492,467
Federal Home Loan Mortgage Corp	2.75	06/19/2023	500,000	520,214
Federal Home Loan Mortgage Corp	6.25	07/15/2032	242,000	357,232
Federal National Mortgage Association	1.38	10/07/2021	500,000	497,167
Federal National Mortgage Association	2.62	09/06/2024	485,000	508,136
Federal National Mortgage Association	6.25	05/15/2029	109,000	150,699
Federal National Mortgage Association	6.63	11/15/2030	485,000	710,265
Tennessee Valley Authority	3.88	02/15/2021	97,000	99,731
Tennessee Valley Authority	2.88	09/15/2024	65,000	68,675
Tennessee Valley Authority	7.13	05/01/2030	73,000	107,899
Tennessee Valley Authority	5.25	09/15/2039	107,000	151,455
Tennessee Valley Authority	4.63	09/15/2060	97,000	141,029
Tennessee Valley Authority	4.25	09/15/2065	39,000	53,892

Total U.S. Government Agency Obligations (Cost $4,922,596)				4,997,985

U.S. Treasury Obligations — 21.55%
United States Treasury Bill[5]	1.91[6]	12/12/2019	165,000	164,414
United States Treasury Note/Bond	2.88	10/31/2020	1,770,000	1,789,913
United States Treasury Note/Bond	1.75	10/31/2020	1,604,000	1,602,935

The accompanying notes are an integral part of the financial statements.

58

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 21.55%
United States Treasury Note/Bond	1.38	10/31/2020	970,000	965,529
United States Treasury Note/Bond	2.62	11/15/2020	1,216,000	1,226,925
United States Treasury Note/Bond	1.75	11/15/2020	540,000	539,620
United States Treasury Note/Bond	1.62	11/30/2020	970,000	968,030
United States Treasury Note/Bond	2.00	11/30/2020	866,000	867,894
United States Treasury Note/Bond	2.75	11/30/2020	660,000	667,090
United States Treasury Note/Bond	1.88	12/15/2020	1,685,000	1,686,514
United States Treasury Note/Bond	1.75	12/31/2020	970,000	969,356
United States Treasury Note/Bond	2.50	12/31/2020	780,000	786,703
United States Treasury Note/Bond	2.38	12/31/2020	602,000	606,256
United States Treasury Note/Bond	2.00	01/15/2021	180,000	180,478
United States Treasury Note/Bond	1.38	01/31/2021	1,140,000	1,134,033
United States Treasury Note/Bond	2.50	01/31/2021	740,000	746,938
United States Treasury Note/Bond	2.12	01/31/2021	306,000	307,399
United States Treasury Note/Bond	3.62	02/15/2021	680,000	697,186
United States Treasury Note/Bond	2.25	02/15/2021	525,000	528,425
United States Treasury Note/Bond	1.12	02/28/2021	970,000	961,475
United States Treasury Note/Bond	2.50	02/28/2021	775,000	782,932
United States Treasury Note/Bond	2.38	03/15/2021	110,000	110,980
United States Treasury Note/Bond	2.25	03/31/2021	2,000,000	2,014,688
United States Treasury Note/Bond	1.25	03/31/2021	340,000	337,530
United States Treasury Note/Bond	2.38	04/15/2021	1,150,000	1,160,916
United States Treasury Note/Bond	2.25	04/30/2021	2,000,000	2,016,016
United States Treasury Note/Bond	1.38	04/30/2021	970,000	964,657
United States Treasury Note/Bond	3.12	05/15/2021	970,000	991,408
United States Treasury Note/Bond	2.12	05/31/2021	900,000	906,117
United States Treasury Note/Bond	1.38	05/31/2021	411,000	408,688
United States Treasury Note/Bond	2.00	05/31/2021	319,000	320,483
United States Treasury Note/Bond	2.62	06/15/2021	540,000	548,269
United States Treasury Note/Bond	1.62	06/30/2021	860,000	859,059
United States Treasury Note/Bond	1.12	06/30/2021	83,000	82,176
United States Treasury Note/Bond	2.62	07/15/2021	1,700,000	1,727,625
United States Treasury Note/Bond	2.25	07/31/2021	1,000,000	1,010,117
United States Treasury Note/Bond	1.75	07/31/2021	855,000	856,202
United States Treasury Note/Bond	1.12	07/31/2021	602,000	596,004
United States Treasury Note/Bond	2.12	08/15/2021	1,677,000	1,690,560
United States Treasury Note/Bond	2.75	08/15/2021	1,200,000	1,223,484
United States Treasury Note/Bond	2.00	08/31/2021	370,000	372,284
United States Treasury Note/Bond	1.50	08/31/2021	200,000	199,414
United States Treasury Note/Bond	1.12	08/31/2021	165,000	163,331
United States Treasury Note/Bond	2.75	09/15/2021	500,000	510,684
United States Treasury Note/Bond	1.50	09/30/2021	1,600,000	1,596,062
United States Treasury Note/Bond	1.12	09/30/2021	382,000	378,090
United States Treasury Note/Bond	2.12	09/30/2021	243,000	245,231
United States Treasury Note/Bond	2.88	10/15/2021	700,000	717,090

The accompanying notes are an integral part of the financial statements.

59

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 21.55%
United States Treasury Note/Bond	1.25	10/31/2021	673,000	667,532
United States Treasury Note/Bond	2.00	10/31/2021	494,000	497,454
United States Treasury Note/Bond	2.88	11/15/2021	725,000	743,408
United States Treasury Note/Bond	2.00	11/15/2021	460,000	463,468
United States Treasury Note/Bond	8.00	11/15/2021	182,000	205,880
United States Treasury Note/Bond	1.75	11/30/2021	824,000	825,835
United States Treasury Note/Bond	1.88	11/30/2021	289,000	290,524
United States Treasury Note/Bond	2.62	12/15/2021	740,000	756,303
United States Treasury Note/Bond	2.00	12/31/2021	444,000	447,608
United States Treasury Note/Bond	2.12	12/31/2021	56,000	56,610
United States Treasury Note/Bond	1.50	01/31/2022	575,000	573,450
United States Treasury Note/Bond	1.88	01/31/2022	219,000	220,215
United States Treasury Note/Bond	2.50	02/15/2022	535,000	545,804
United States Treasury Note/Bond	2.00	02/15/2022	130,000	131,193
United States Treasury Note/Bond	1.75	02/28/2022	680,000	682,152
United States Treasury Note/Bond	1.88	02/28/2022	665,000	668,896
United States Treasury Note/Bond	2.38	03/15/2022	735,000	749,011
United States Treasury Note/Bond	1.88	03/31/2022	775,000	780,268
United States Treasury Note/Bond	1.75	03/31/2022	478,000	479,830
United States Treasury Note/Bond	2.25	04/15/2022	1,800,000	1,828,266
United States Treasury Note/Bond	1.88	04/30/2022	670,000	674,528
United States Treasury Note/Bond	1.75	04/30/2022	370,000	371,416
United States Treasury Note/Bond	2.12	05/15/2022	750,000	759,814
United States Treasury Note/Bond	1.75	05/15/2022	250,000	251,016
United States Treasury Note/Bond	1.75	05/31/2022	845,000	848,169
United States Treasury Note/Bond	1.88	05/31/2022	425,000	428,121
United States Treasury Note/Bond	1.75	06/15/2022	815,000	818,693
United States Treasury Note/Bond	1.75	06/30/2022	840,000	843,675
United States Treasury Note/Bond	2.12	06/30/2022	600,000	608,695
United States Treasury Note/Bond	1.75	07/15/2022	815,000	818,215
United States Treasury Note/Bond	1.88	07/31/2022	335,000	337,499
United States Treasury Note/Bond	2.00	07/31/2022	236,000	238,720
United States Treasury Note/Bond	1.50	08/15/2022	1,300,000	1,297,004
United States Treasury Note/Bond	1.62	08/31/2022	675,000	675,580
United States Treasury Note/Bond	1.88	08/31/2022	396,000	399,326
United States Treasury Note/Bond	1.50	09/15/2022	805,000	803,522
United States Treasury Note/Bond	1.88	09/30/2022	670,000	675,941
United States Treasury Note/Bond	1.88	10/31/2022	1,050,000	1,059,229
United States Treasury Note/Bond	2.00	10/31/2022	790,000	799,721
United States Treasury Note/Bond	1.62	11/15/2022	700,000	700,957
United States Treasury Note/Bond	2.00	11/30/2022	1,737,000	1,758,848
United States Treasury Note/Bond	2.12	12/31/2022	1,104,000	1,122,846
United States Treasury Note/Bond	1.75	01/31/2023	1,470,000	1,477,752
United States Treasury Note/Bond	2.38	01/31/2023	680,000	697,266
United States Treasury Note/Bond	2.00	02/15/2023	762,000	772,358

The accompanying notes are an integral part of the financial statements.

60

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 21.55%
United States Treasury Note/Bond	7.12	02/15/2023	125,000	147,676
United States Treasury Note/Bond	2.62	02/28/2023	1,000,000	1,034,570
United States Treasury Note/Bond	1.50	02/28/2023	900,000	897,645
United States Treasury Note/Bond	2.50	03/31/2023	1,150,000	1,186,162
United States Treasury Note/Bond	1.50	03/31/2023	390,000	389,101
United States Treasury Note/Bond	2.75	04/30/2023	1,500,000	1,560,879
United States Treasury Note/Bond	1.62	04/30/2023	1,223,000	1,224,768
United States Treasury Note/Bond	1.75	05/15/2023	1,740,000	1,750,127
United States Treasury Note/Bond	2.75	05/31/2023	900,000	937,406
United States Treasury Note/Bond	1.62	05/31/2023	641,000	642,252
United States Treasury Note/Bond	2.62	06/30/2023	1,200,000	1,245,703
United States Treasury Note/Bond	1.38	06/30/2023	1,110,000	1,101,892
United States Treasury Note/Bond	2.75	07/31/2023	710,000	740,841
United States Treasury Note/Bond	1.25	07/31/2023	38,000	37,541
United States Treasury Note/Bond	2.50	08/15/2023	724,000	749,142
United States Treasury Note/Bond	2.75	08/31/2023	730,000	762,536
United States Treasury Note/Bond	1.38	09/30/2023	2,000,000	1,985,313
United States Treasury Note/Bond	2.88	09/30/2023	1,040,000	1,092,244
United States Treasury Note/Bond	1.62	10/31/2023	800,000	801,719
United States Treasury Note/Bond	2.88	10/31/2023	760,000	798,980
United States Treasury Note/Bond	2.75	11/15/2023	1,176,000	1,230,941
United States Treasury Note/Bond	2.88	11/30/2023	1,100,000	1,157,621
United States Treasury Note/Bond	2.12	11/30/2023	182,000	186,010
United States Treasury Note/Bond	2.62	12/31/2023	800,000	834,500
United States Treasury Note/Bond	2.25	12/31/2023	519,000	533,374
United States Treasury Note/Bond	2.50	01/31/2024	795,000	825,775
United States Treasury Note/Bond	2.25	01/31/2024	679,000	698,256
United States Treasury Note/Bond	2.75	02/15/2024	625,000	656,030
United States Treasury Note/Bond	2.38	02/29/2024	1,100,000	1,138,027
United States Treasury Note/Bond	2.12	02/29/2024	598,000	612,203
United States Treasury Note/Bond	2.12	03/31/2024	2,000,000	2,048,359
United States Treasury Note/Bond	2.25	04/30/2024	785,000	808,642
United States Treasury Note/Bond	2.00	04/30/2024	640,000	652,175
United States Treasury Note/Bond	2.50	05/15/2024	1,042,000	1,084,901
United States Treasury Note/Bond	2.00	05/31/2024	1,035,000	1,055,660
United States Treasury Note/Bond	1.75	06/30/2024	880,000	887,459
United States Treasury Note/Bond	2.00	06/30/2024	630,000	642,231
United States Treasury Note/Bond	1.75	07/31/2024	880,000	887,769
United States Treasury Note/Bond	2.12	07/31/2024	690,000	707,600
United States Treasury Note/Bond	2.38	08/15/2024	886,000	919,017
United States Treasury Note/Bond	1.88	08/31/2024	1,345,000	1,364,755
United States Treasury Note/Bond	1.25	08/31/2024	1,300,000	1,281,770
United States Treasury Note/Bond	1.50	09/30/2024	870,000	867,927
United States Treasury Note/Bond	2.12	09/30/2024	590,000	605,511
United States Treasury Note/Bond	2.25	10/31/2024	1,000,000	1,032,695

The accompanying notes are an integral part of the financial statements.

61

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 21.55%
United States Treasury Note/Bond	2.25	11/15/2024	939,000	969,701
United States Treasury Note/Bond	2.12	11/30/2024	595,000	611,037
United States Treasury Note/Bond	2.25	12/31/2024	565,000	583,980
United States Treasury Note/Bond	2.50	01/31/2025	560,000	586,206
United States Treasury Note/Bond	2.00	02/15/2025	2,158,000	2,203,436
United States Treasury Note/Bond	2.75	02/28/2025	830,000	879,865
United States Treasury Note/Bond	2.62	03/31/2025	580,000	611,379
United States Treasury Note/Bond	2.88	04/30/2025	900,000	961,383
United States Treasury Note/Bond	2.12	05/15/2025	1,871,000	1,923,914
United States Treasury Note/Bond	2.88	05/31/2025	800,000	855,094
United States Treasury Note/Bond	2.75	06/30/2025	595,000	632,350
United States Treasury Note/Bond	2.88	07/31/2025	445,000	476,393
United States Treasury Note/Bond	2.00	08/15/2025	1,325,000	1,354,398
United States Treasury Note/Bond	2.75	08/31/2025	895,000	952,546
United States Treasury Note/Bond	3.00	09/30/2025	600,000	647,578
United States Treasury Note/Bond	3.00	10/31/2025	260,000	280,881
United States Treasury Note/Bond	2.25	11/15/2025	1,830,000	1,897,839
United States Treasury Note/Bond	2.88	11/30/2025	625,000	671,167
United States Treasury Note/Bond	2.62	12/31/2025	1,500,000	1,589,941
United States Treasury Note/Bond	2.62	01/31/2026	560,000	593,928
United States Treasury Note/Bond	1.62	02/15/2026	750,000	750,293
United States Treasury Note/Bond	2.25	03/31/2026	565,000	587,070
United States Treasury Note/Bond	2.38	04/30/2026	615,000	643,972
United States Treasury Note/Bond	2.12	05/31/2026	600,000	619,078
United States Treasury Note/Bond	1.88	06/30/2026	685,000	696,265
United States Treasury Note/Bond	1.88	07/31/2026	685,000	696,292
United States Treasury Note/Bond	1.38	08/31/2026	685,000	674,003
United States Treasury Note/Bond	1.62	09/30/2026	680,000	680,133
United States Treasury Note/Bond	2.00	11/15/2026	1,232,000	1,263,426
United States Treasury Note/Bond	2.25	02/15/2027	594,000	619,732
United States Treasury Note/Bond	6.62	02/15/2027	290,000	390,401
United States Treasury Note/Bond	2.38	05/15/2027	470,000	495,244
United States Treasury Note/Bond	2.25	08/15/2027	120,000	125,452
United States Treasury Note/Bond	2.25	11/15/2027	2,180,000	2,280,399
United States Treasury Note/Bond	2.75	02/15/2028	625,000	678,564
United States Treasury Note/Bond	2.88	05/15/2028	2,140,000	2,348,817
United States Treasury Note/Bond	2.88	08/15/2028	1,660,000	1,825,222
United States Treasury Note/Bond	5.50	08/15/2028	130,000	171,168
United States Treasury Note/Bond	3.12	11/15/2028	2,530,000	2,840,320
United States Treasury Note/Bond	5.25	11/15/2028	883,500	1,150,759
United States Treasury Note/Bond	5.25	02/15/2029	30,000	39,306
United States Treasury Note/Bond	2.38	05/15/2029	1,770,000	1,879,657
United States Treasury Note/Bond	1.62	08/15/2029	1,275,000	1,269,123
United States Treasury Note/Bond	6.12	08/15/2029	949,000	1,331,825
United States Treasury Note/Bond	6.25	05/15/2030	325,000	468,876

The accompanying notes are an integral part of the financial statements.

62

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 21.55%
United States Treasury Note/Bond	5.38	02/15/2031	368,000	507,322
United States Treasury Note/Bond	4.50	02/15/2036	387,000	533,486
United States Treasury Note/Bond	5.00	05/15/2037	35,000	51,618
United States Treasury Note/Bond	4.38	02/15/2038	320,000	443,763
United States Treasury Note/Bond	4.50	05/15/2038	347,000	489,094
United States Treasury Note/Bond	3.50	02/15/2039	300,000	375,797
United States Treasury Note/Bond	4.25	05/15/2039	638,000	878,745
United States Treasury Note/Bond	4.50	08/15/2039	310,000	440,890
United States Treasury Note/Bond	4.38	11/15/2039	509,000	714,012
United States Treasury Note/Bond	4.62	02/15/2040	257,000	372,038
United States Treasury Note/Bond	4.38	05/15/2040	275,000	386,772
United States Treasury Note/Bond	3.88	08/15/2040	270,000	356,927
United States Treasury Note/Bond	4.25	11/15/2040	240,000	333,066
United States Treasury Note/Bond	4.75	02/15/2041	575,000	850,012
United States Treasury Note/Bond	3.75	08/15/2041	400,000	521,234
United States Treasury Note/Bond	3.12	11/15/2041	200,000	238,320
United States Treasury Note/Bond	3.12	02/15/2042	120,000	143,072
United States Treasury Note/Bond	3.00	05/15/2042	15,000	17,538
United States Treasury Note/Bond	2.75	08/15/2042	582,000	653,431
United States Treasury Note/Bond	2.75	11/15/2042	625,000	701,343
United States Treasury Note/Bond	3.12	02/15/2043	860,000	1,025,718
United States Treasury Note/Bond	2.88	05/15/2043	644,000	738,361
United States Treasury Note/Bond	3.62	08/15/2043	674,000	869,276
United States Treasury Note/Bond	3.75	11/15/2043	531,000	698,452
United States Treasury Note/Bond	3.62	02/15/2044	744,000	961,794
United States Treasury Note/Bond	3.38	05/15/2044	1,451,000	1,807,345
United States Treasury Note/Bond	3.12	08/15/2044	277,000	331,891
United States Treasury Note/Bond	3.00	11/15/2044	1,275,000	1,497,627
United States Treasury Note/Bond	2.50	02/15/2045	1,138,000	1,224,506
United States Treasury Note/Bond	3.00	05/15/2045	1,423,000	1,675,416
United States Treasury Note/Bond	2.88	08/15/2045	142,000	163,627
United States Treasury Note/Bond	3.00	11/15/2045	815,000	961,350
United States Treasury Note/Bond	2.50	02/15/2046	953,000	1,026,039
United States Treasury Note/Bond	2.50	05/15/2046	946,000	1,018,798
United States Treasury Note/Bond	2.25	08/15/2046	1,011,000	1,036,749
United States Treasury Note/Bond	2.88	11/15/2046	1,133,000	1,311,005
United States Treasury Note/Bond	3.00	02/15/2047	1,000,000	1,185,430
United States Treasury Note/Bond	3.00	05/15/2047	575,000	681,353
United States Treasury Note/Bond	2.75	08/15/2047	410,000	464,069
United States Treasury Note/Bond	2.75	11/15/2047	1,130,000	1,279,857
United States Treasury Note/Bond	3.00	02/15/2048	800,000	949,844
United States Treasury Note/Bond	3.12	05/15/2048	1,055,000	1,282,320
United States Treasury Note/Bond	3.00	08/15/2048	1,730,000	2,057,348
United States Treasury Note/Bond	3.38	11/15/2048	870,000	1,108,536
United States Treasury Note/Bond	3.00	02/15/2049	1,025,000	1,222,112

The accompanying notes are an integral part of the financial statements.

63

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

September 30, 2019

	Coupon Rate %	Maturity Date	Principal Amount $ /Shares	Value $
U.S. Treasury Obligations — 21.55%
United States Treasury Note/Bond	2.88	05/15/2049	400,000	466,516
United States Treasury Note/Bond	2.25	08/15/2049	855,000	879,347

Total U.S. Treasury Obligations (Cost $186,887,614)				193,587,112

SHORT-TERM INVESTMENTS — 3.55%
Money Market Fund — 3.55%
Goldman Sachs Financial Square Government Fund - Institutional Shares	1.84[7]		31,866,011	31,866,011

Total Short-Term Investments (Cost $31,866,011)				31,866,011

Total Investments (Cost $899,742,684) — 102.94%				924,584,610

TBA SALES COMMITMENTS — 0.00%
Mortgage-Backed Securities — 0.00%
Ginnie Mae	5.00	10/01/2049	(25,000)	(26,729)

Total TBA SALES COMMITMENTS (Proceeds $26,645)				(26,729)

Liabilities in excess of other assets — (2.94%)				(26,419,465)

Net Assets — 100.00%				$898,138,416

*	Non-income producing.
[1]	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 2.
[2]

Variable rate investments. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

[3]	Zero coupon bond.
[4]	TBA - To be announced.
[5]	As of September 30, 2019, an investment with a value of $164,414 was fully segregated with the broker as collateral for open futures contracts.
[6]	Rate represents annualized yield at date of purchase.
[7]	Rate disclosed is the 7-day yield at September 30, 2019.

The accompanying notes are an integral part of the financial statements.

64

VERPLANCK BALANCED FUND

Portfolio of Investments (Concluded)

September 30, 2019

Legend

LIBOR	London Inter-bank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
Ltd	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
TBA	To Be Announced

At September 30, 2019, the Fund held the following open positions in futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Depreciation(1)
S&P500 E-Mini	12/20/19	16	$2,401,259	$2,382,800	$(18,459)
					$(18,459)

(1)

Only variation margin receivable/payable at period end is reported within the Statement of Assets and Liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on future contracts.

The accompanying notes are an integral part of the financial statements.

65

VERPLANCK BALANCED FUND

Statement of Assets and Liabilities

September 30, 2019

Assets
Investments, at value (Cost $899,742,684)(a)	$924,584,610
Cash	71,660
Receivable for investments sold	5,432,878
Dividends and interest receivable	3,149,530
Futures variation margin receivable*	30,275
Prepaid expenses and other assets	49

Total assets	933,269,002

Liabilities
TBA sale commitments at value (Proceeds $26,645)	26,729
Payable for investments purchased	34,895,224
Payable for administration and accounting fees	77,835
Payable to Investment Adviser	41,870
Payable for audit fees	39,160
Payable for custodian fees	23,218
Payable for printing fees	16,883
Payable for transfer agent fees	6,758
Payable for legal fees	2,500
Accrued expenses	409

Total liabilities	35,130,586

Net Assets	$898,138,416

Net Assets Consisted of:
Capital stock, $0.01 par value	$84,504
Paid-in capital	858,697,537
Total distributable earnings	39,356,375

Net Assets	$898,138,416

Shares outstanding	8,450,436
Net asset value, offering and redemption price per share ($898,138,416 / 8,450,436 shares)	$ 106.28

*	Primary risk exposure is equity contracts.
(a)	Includes investment in affiliated issuer with market value of $479,497 and cost of $526,554.

The accompanying notes are an integral part of the financial statements.

66

VERPLANCK BALANCED FUND

Statement of Operations

For the Year Ended September 30, 2019

Investment Income
Interest	$11,367,976
Dividends(a)	8,616,519
Less: foreign taxes withheld	(8,624)

Total investment income	19,975,871

Expenses
Advisory fees (Note 2)	500,707
Administration and accounting fees (Note 2)	307,720
Trustees’ and officers’ fees (Note 2)	148,583
Offering expenses	115,971
Custodian fees (Note 2)	86,829
Legal fees	75,436
Audit fees	64,997
Printing and shareholder reporting fees	38,223
Transfer agent fees (Note 2)	22,513
Other expenses	40,534

Total expenses	1,401,513

Net investment income	18,574,358

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	402,533
Net realized loss from TBA sale commitments	(4,750)
Net realized gain from futures contracts*	374,592
Net change in unrealized appreciation/(depreciation) on investments(a)	39,534,880
Net change in unrealized appreciation/(depreciation) on TBA sale commitments	(3,274)
Net change in unrealized appreciation/(depreciation) on futures contracts*	(18,459)

Net realized and unrealized gain on investments	40,285,522

Net increase in net assets resulting from operations	$58,859,880

*	Primary risk exposure is equity contracts.
(a)	Dividend income and change in unrealized depreciation from affiliated issuer was $6,095 and $(47,057), respectively.

The accompanying notes are an integral part of the financial statements.

67

VERPLANCK BALANCED FUND

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Period Ended
	September 30, 2019	September 30, 2018*
Increase/(decrease) in net assets from operations:
Net investment income	$18,574,358	$1,493,135
Net realized gain/(loss) from investments, TBA sale commitments and futures contracts	772,375	(269,292)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and TBA sale commitments	39,513,147	128,233

Net increase in net assets resulting from operations	58,859,880	1,352,076

Distributions to Shareholders From (Note 1):
Total distributable earnings	(6,153,555)	—

Decrease in Net Assets From Distributions to Shareholders	(6,153,555)	—

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 5)	(5,900,130)	849,980,145

Total increase in net assets	46,806,195	851,332,221

Net assets
Beginning of period	851,332,221	—

End of period**	$898,138,416	$851,332,221

*	The Verplanck Balanced Fund commenced operations on August 28, 2018.
**	Parenthetical disclosure of undistributed net investment income is no longer required. See Note 1. As of September 30, 2018, net assets included accumulated net investment income of $1,549,237.

The accompanying notes are an integral part of the financial statements.

68

VERPLANCK BALANCED FUND

Financial Highlights

Contained below is per share operating performance data for the Verplanck Balanced Fund, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the	For the Period
	Year Ended	August 28, 2018*
	September 30, 2019	to September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$100.16	$100.00

Net investment income(1)	2.18	0.18
Net realized and unrealized gain/(loss) on investments	4.66	(0.02)

Net increase in net assets resulting from operations	6.84	0.16

Dividends and distributions to shareholders from:
Net investment income	(0.72)	—

Total dividends and distributions to shareholders	(0.72)	—

Net asset value, end of period	$106.28	$100.16

Total investment return(2)	6.94%	0.16%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$898,138	$851,332
Ratio of expenses to average net assets	0.16%	0.17	%(3)
Ratio of net investment income to average net assets	2.18%	2.00	%(3)
Portfolio turnover rate	57%	5	%(4)(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	Portfolio turnover rate excludes securities received from a subscription-in-kind.
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

69

VERPLANCK BALANCED FUND

Notes to Financial Statements

September 30, 2019

(Unaudited)

1. Organization and Significant Accounting Policies

Verplanck Balanced Fund, (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on August 28, 2018. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. However, beneficial interests of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”) because such interests will be issued solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

On August 28, 2018, the Fund, as the result of a reorganization, acquired substantially all of the assets of a privately offered common trust fund (“Predecessor Fund”) managed by Mellon Investments Corporation (f/k/a BNY Mellon Asset Management North America Corporation) (the “Adviser”), in exchange for shares of the Fund. The Predecessor Fund was not registered as an investment company under the 1940 Act and was not subject to certain investment limitations, diversification requirements, liquidity requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). This reorganization transaction was structured to qualify as a non-taxable transaction under the Code. In connection with this reorganization, the Predecessor Fund valued its securities pursuant to the Fund’s valuation procedures. The assets acquired were comprised of $815,927,402 of securities, $2,247,805 of interest receivable and $31,804,938 of cash. For financial statement purposes, assets received and shares issued by the Fund were recorded at fair value, and the Fund recorded the cost of such investments at their historical cost as recorded by the Predecessor Fund. The cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s unrealized depreciation at the time of reorganization (the Fund had no assets or liabilities prior to the reorganization) as follows:

	Predecessor Fund	Net assets
Predecessor Fund	unrealized	of
net assets	(depreciation)	the Fund
at time of	at time of	immediately after
reorganization	reorganization	reorganization
$849,980,145	$(14,817,997)	$849,980,145

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amounts approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate the NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

70

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

September 30, 2019

(Unaudited)

Securities that do not have a readily available current market value are valued in accordance with the procedures adopted by the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service approved by the Board of Trustees which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:

			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	09/30/19	Prices	Inputs	Inputs
Assets
Asset-Backed Securities	$2,777,316	$—	$2,777,316	$—
Common Stocks	403,325,785	403,325,785	—	—
Corporate Bonds and Notes	134,326,798	—	134,326,798	—
Foreign Government Bonds and Notes	7,585,556	—	7,585,556	—

71

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

September 30, 2019

(Unaudited)

			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	09/30/19	Prices	Inputs	Inputs
Municipal Bonds	$4,239,570	$—	$4,239,570	$—
Commercial Mortgage-Backed Securities	10,287,065	—	10,287,065	—
Mortgage-Backed Securities	131,591,412	—	131,591,412	—
U.S. Government Agency Obligations	4,997,985	—	4,997,985	—
U.S. Treasury Obligations	193,587,112	—	193,587,112	—
Short-Term Investments	31,866,011	31,866,011	—	—

Total Assets	$924,584,610	$435,191,796	$489,392,814	$—

Liabilities
TBA Sale Commitments	$(26,729)	$—	$(26,729)	$—
Derivatives:
Equity Contracts
Futures Contracts	(18,459)	(18,459)	—	—

Total Liabilities	$(45,188)	$(18,459)	$(26,729)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended September 30, 2019, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities, which records discounts and premiums on a straight-line basis. Dividends

72

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

September 30, 2019

(Unaudited)

are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of costs of the related investments. General expenses of the Trust are generally allocated to the Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

During the reporting period, the Fund used futures contracts for purposes of liquidity.

For the year ended September 30, 2019, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Contracts (Notional)
$1,677,321

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid annually to shareholders. Distributions from net realized capital gains, if any, are declared and paid annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, (“Internal Revenue Code”) and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Regulatory Reporting Updates and Accounting Pronouncements — Effective November 5, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendment requires collapsing the components of distributable earnings on the Statement of Assets and Liabilities and collapsing the distributions paid to shareholders on the Statements of Changes in Net Assets. The Fund has implemented these amendments and there was no significant impact on the financial statements and accompanying notes.

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (the “2018 ASU”) which adds, modifies and removes disclosure requirements related to certain aspects of fair value measurement. The 2018 ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. As of September 30, 2019, the Fund has fully adopted the provisions of the 2018 ASU, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

73

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

September 30, 2019

(Unaudited)

Mortgage-Related And Other Asset-Backed Securities Risk — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of the Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

LIBOR Phase-out Risk — The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Overnight Rates (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to the Fund.

TBA Purchase and Sale Commitments — The Fund may enter into to-be-announced (“TBA”) purchase or sale commitments (collectively, “TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of September 30, 2019, no collateral was pledged by the Fund or counterparties for TBAs.

2. Transactions with Related Parties and Other Service Providers

Mellon Investments Corporation (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.12% (12 basis points) on the first $250 million average daily net assets of the Fund, 0.10% of the next $100 million average daily net assets of the Fund, and 0.02% on average daily net assets of the Fund in excess of $350 million.

For the year ended September 30, 2019, the Adviser earned advisory fees of $500,707.

74

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

September 30, 2019

(Unaudited)

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the year ended September 30, 2019 was $41,694. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

The following table lists the issuer owned by Fund that may be deemed an “affiliated company” under the Investment Company Act of 1940, as well as transactions that occurred in the security of such issuers during the year ended September 30, 2019:

Name of Issuer	Purchase Cost	Sales Proceeds	Change in Unrealized	Value at 9/30/19	Dividend Income	Net Realized Gain (Loss)	Shares Held at 9/30/19
Bank of New York Mellon Corp/The	$526,554	$—	$(47,057)	$479,497	$6,095	$—	10,606

3. Investment in Securities

For the year ended September 30, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$52,781,852	$95,422,264
U.S. Government Securities	435,536,657	388,101,431

4. Capital Share Transactions

For the year ended September 30, 2019 and for the period ended September 30, 2018, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Year Ended September 30, 2019		For the Period Ended September 30, 2018*

	Shares	Amount	Shares	Amount
Verplanck Balanced Fund:
Sales	—	$—	8,499,801	$849,980,145
Reinvestments	66,781	6,153,555	—	—
Redemptions	(116,146)	(12,053,685)	—	—

Net increase/(decrease)	(49,365)	$(5,900,130)	8,499,801	$849,980,145

*	The Fund had a subscription in-kind due to a reorganization in the amount of $849,980,145 on August 28, 2018.

75

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

September 30, 2019

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. For the year ended September 30, 2019, these adjustments were to increase total distributable earnings by $115,971 and decrease paid-in capital by $115,971. These permanent differences were primarily attributable to disallowed expenses and paydown treatment. Net assets were not affected by these adjustments.

For the year ended September 30, 2019, the tax character of distributions paid by the Fund was $6,153,555 of ordinary income dividends. During the period from August 28, 2018 (commencement of operations) to September 30, 2018, the Fund had no distributions from ordinary income or long-term capital gains. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2019, the components of distributable earnings (deficit) on a tax basis were as follows:

Capital Loss	Undistributed	Unrealized	Total
Carryforward	Ordinary Income	Appreciation	Distributable Earnings
$(80,244)	$14,679,965	$24,756,654	$39,356,375

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of September 30, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$899,827,872

Gross unrealized appreciation	50,503,009
Gross unrealized depreciation	(25,746,355)

Net unrealized appreciation	$24,756,654

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2019. For the year ended September 30, 2019, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.

Accumulated capital losses represent net capital loss carryovers as of September 30, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2019, the Fund had long-term capital loss carryforwards of $80,244 which have an unlimited period of capital loss carryforward.

During the year ended September 30, 2019, the Fund utilized $216,528 of prior year capital loss carryforwards.

76

VERPLANCK BALANCED FUND

Notes to Financial Statements (Concluded)

September 30, 2019

(Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

77

VERPLANCK BALANCED FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and

Shareholders of the Verplanck Balanced Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Verplanck Balanced Fund (the “Fund”) (one of the series constituting FundVantage Trust (the “Trust”)), including the portfolio of investments, as of September 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period August 28, 2018 (commencement of operations) to September 30, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting FundVantage Trust) at September 30, 2019, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and the period August 28, 2018 (commencement of operations) to September 30, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Verplanck investment companies since 2018.

Philadelphia, Pennsylvania

November 27, 2019

78

VERPLANCK BALANCED FUND

Shareholder Tax Information

(Unaudited)

The Fund is required by Subchapter M of the Internal Revenue Code to advise its shareholders of the U.S. federal tax status of distributions received by the Fund’s shareholders in respect of such fiscal year. During the fiscal year ended September 30, 2019, the Fund paid $6,153,555 of ordinary income dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The Fund designates 31.29% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of ordinary income dividends qualifying for corporate dividends received deduction is 30.24%.

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is 57.21%.

A total of 18.21% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2019. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2020.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

79

VERPLANCK BALANCED FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 741-5050 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made on Form N-PORT, with every third month made available to the public by the Commission upon filing.

80

VERPLANCK BALANCED FUND

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (844) 741-5050.

81

VERPLANCK BALANCED FUND

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and Officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request, by calling (844) 741-5050.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee	Shall serve until death, resignation or removal. Trustee since 2007. Chairman from 2007 until September 30, 2019.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	44

Optimum Fund Trust (registered investment company with 6 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	44	Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

82

VERPLANCK BALANCED FUND

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee since 2016. Chairman since October 1, 2019.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President of Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	44

Brinker Capital Destinations Trust (registered investment company with 10 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	44	Lincoln Variable Insurance Products Trust (registered investment company with 97 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

83

VERPLANCK BALANCED FUND

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	44

Copeland Trust (registered investment company with 3 portfolios); Third Avenue Trust (registered investment company with 3 portfolios); Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

84

VERPLANCK BALANCED FUND

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax — U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

GABRIELLA MERCINCAVAGE Date of Birth: 6/68	Assistant Treasurer	Shall serve until death, resignation or removal. Officer since 2019.	Fund Administration Consultant since January 2019; Fund Accounting and Tax Compliance Accountant to financial services companies from November 2003 to July 2018.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.

President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps, LLC since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

85

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Investment Adviser

Mellon Investments Corporation

One Boston Place,

201 Washington Street,

Boston, MA 02108

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

VBF-0919

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of September 30, 2019, the Audit Committee of the Board of Trustees currently was comprised of Nicholas Marsini, Iqbal Mansur and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that each of Messrs. Mansur, Marsini and Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Dr. Mansur acquired the attributes necessary to be considered an audit committee financial expert through his experience as a university professor of finance and because he has authored over 25 finance-related articles in peer reviewed publications.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

The Registrant’s Board of Trustees has determined that Mr. Marsini acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer or a chief financial officer (and other senior-level positions) of several large financial institutions.

On October 1, 2019, Robert J. Christian replaced Nicholas Marsini as a member of the Audit Committee.

Item 4. Principal Accountant Fees and Services.

●

Registrant may incorporate the following information by reference, if this information has been disclosed in the registrant’s definitive proxy statement or definitive information statement. The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $766,917for the fiscal year ending September 30, 2019, and $682,460 for the fiscal year ending September 30, 2018, as follows:

	Fiscal Year Ending September 30, 2019	Fiscal Year Ending September 30, 2018
PricewaterhouseCoopers LLP	$614,922	$556,695
Ernst & Young LLP	$151,995	$125,765
Aggregate Fees	$766,917	$682,460

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ending September 30, 2019, and $0 for the fiscal year ending September 30, 2018.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $21,298 for the fiscal year ending September 30, 2019, and $15,106 for the fiscal year ending September 30, 2018, as follows:

	Fiscal Year Ending September 30, 2019	Fiscal Year Ending September 30, 2018
PricewaterhouseCoopers LLP	$0	$0
Ernst & Young LLP	$21,298	$15,106

Aggregate Fees	$21,298	$15,106

These fees were for the Passive Foreign Investment Company (PFIC) analysis.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending September 30, 2019, and $0 for the fiscal year ending September 30, 2018.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)	Not applicable.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $886,701 for the fiscal year ending September 30, 2019, and $901,520 for the fiscal year ending September 30, 2018, as follows:

Fiscal Year Ending September 30, 2019	Fiscal Year Ending September 30, 2018

PricewaterhouseCoopers LLP	$0	$0

Ernst & Young LLP	$886,701	$901,520

Aggregate Fees	$886,701	$901,520

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	December 6, 2019

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date	December 6, 2019

* Print the name and title of each signing officer under his or her signature.